UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Currency Income
Advantage Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Currency Income Advantage Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	29

Officers and Trustees	32

Important Notices	33

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Performance1,2

Portfolio Managers Michael A. Cirami, CFA, Eric Stein, CFA and John R. Baur

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2013	08/29/2013	–4.78%	–3.87%	—	–1.07%
Class A with 4.75% Maximum Sales Charge	—	—	–9.27	–8.44	—	–3.92
Class I at NAV	08/29/2013	08/29/2013	–4.59	–3.56	—	–0.72
JPMorgan Emerging Local Markets Index Plus (ELMI+)	—	—	–4.34%	–7.13%	–0.57%	–2.72%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					5.62%	5.32%
Net					1.40	1.10

Fund Profile4

Foreign Currency Exposure (% of net assets)5

Sri Lanka	9.4%	Singapore	4.0%
Poland	9.3	Vietnam	4.0
India	9.3	Lebanon	3.8
China	9.1	Romania	3.7
Serbia	8.8	Norway	3.1
Philippines	8.5	Turkey	2.8
Iceland	8.0	Georgia	2.3
Bangladesh	8.0	Mauritius	1.9
Dominican Republic	7.8	Brazil	1.6
Uruguay	7.5	Azerbaijan	1.0
Colombia	6.3	South Korea	0.0	*
Zambia	6.3	Malaysia	0.0	*
Chile	6.2	Nigeria	0.0	*
Mexico	6.0	Indonesia	0.0	*
Sweden	6.0	Euro	–46.3
Kenya	5.4	Total Long	158.3
United Kingdom	4.1	Total Short	–46.3
Uganda	4.1	Total Net	112.0

* Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

JPMorgan Emerging Local Markets Index Plus (ELMI+) is an unmanaged index of local currency money market instruments in emerging market countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/29/16. Without the reimbursement, if applicable, performance would have been lower.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$952.20	$6.78	**	1.40%
Class I	$1,000.00	$954.10	$5.33	**	1.10%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,019.30	$5.51	**	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Currency Income Advantage Portfolio, at value (identified cost, $1,263,838)	$1,190,974
Receivable from affiliate	2,645
Total assets	$1,193,619

Liabilities
Payable to affiliates:
Distribution and service fees	$13
Trustees’ fees	42
Accrued expenses	12,267
Total liabilities	$12,322
Net Assets	$1,181,297

Sources of Net Assets
Paid-in capital	$1,330,248
Accumulated net realized loss from Portfolio	(80,436)
Accumulated undistributed net investment income	4,349
Net unrealized depreciation from Portfolio	(72,864)
Total	$1,181,297

Class A Shares
Net Assets	$61,159
Shares Outstanding	6,700
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.13
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.59

Class I Shares
Net Assets	$1,120,138
Shares Outstanding	122,417
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.15

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest allocated from Portfolio (net of foreign taxes, $850)	$38,437
Expenses allocated from Portfolio	(7,895)
Total investment income from Portfolio	$30,542

Expenses
Distribution and service fees
Class A	$88
Trustees’ fees and expenses	250
Custodian fee	5,363
Transfer and dividend disbursing agent fees	307
Legal and accounting services	11,538
Printing and postage	3,647
Registration fees	12,535
Miscellaneous	4,805
Total expenses	$38,533
Deduct —
Allocation of expenses to affiliate	$38,445
Total expense reductions	$38,445

Net expenses	$88

Net investment income	$30,454

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(61,267)
Foreign currency and forward foreign currency exchange contract transactions	(13,913)
Net realized loss	$(75,180)
Change in unrealized appreciation (depreciation) —
Investments	$(20,242)
Foreign currency and forward foreign currency exchange contracts	(31,597)
Net change in unrealized appreciation (depreciation)	$(51,839)

Net realized and unrealized loss	$(127,019)

Net decrease in net assets from operations	$(96,565)

6	See Notes to Financial Statements.

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$30,454	$100,000
Net realized loss from investment transactions, futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(75,180)	(20,312)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(51,839)	(34,288)
Net increase (decrease) in net assets from operations	$(96,565)	$45,400
Distributions to shareholders —
From net investment income
Class A	$(841)	$(1,644)
Class I	(16,726)	(113,127)
Tax return of capital
Class A	—	(304)
Class I	—	(17,292)
Total distributions to shareholders	$(17,567)	$(132,367)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$42,877	$75,167
Class I	3,000	1,342,860
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	713	1,354
Class I	3,262	68,920
Cost of shares redeemed
Class A	(61,942)	(882)
Class I	(946,514)	(361,695)
Net increase (decrease) in net assets from Fund share transactions	$(958,604)	$1,125,724

Net increase (decrease) in net assets	$(1,072,736)	$1,038,757

Net Assets
At beginning of period	$2,254,033	$1,215,276
At end of period	$1,181,297	$2,254,033

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$4,349	$(8,538)

7	See Notes to Financial Statements.

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Period Ended October 31, 2013(1)
Net asset value — Beginning of period	$9.720		$10.200	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.183		$0.431	$0.026
Net realized and unrealized gain (loss)	(0.646)		(0.317)	0.174

Total income (loss) from operations	$(0.463)		$0.114	$0.200

Less Distributions
From net investment income	$(0.127)		$(0.520)	$—
Tax return of capital	—		(0.074)	—

Total distributions	$(0.127)		$(0.594)	$—

Net asset value — End of period	$9.130		$9.720	$10.200

Total Return(3)	(4.78	)%(4)	1.14%	2.00	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61		$83	$10
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.40	%(8)	1.40%	1.40	%(8)
Net investment income	3.95	%(8)	4.34%	1.50	%(8)
Portfolio Turnover of the Portfolio	7	%(4)	55%	0	%(4)(9)

(1)	For the period from the start of business, August 29, 2013, to October 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 5.62%, 4.22% and 46.70% of average daily net assets for the six months ended April 30, 2015, the year ended October 31, 2014 and the period ended October 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(8)	Annualized.

(9)	For the period from the Portfolio’s start of business, August 26, 2013, to October 31, 2013.

8	See Notes to Financial Statements.

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Period Ended October 31, 2013(1)
Net asset value — Beginning of period	$9.730		$10.210	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.198		$0.459	$0.032
Net realized and unrealized gain (loss)	(0.642)		(0.318)	0.178

Total income (loss) from operations	$(0.444)		$0.141	$0.210

Less Distributions
From net investment income	$(0.136)		$(0.544)	$—
Tax return of capital	—		(0.077)	—

Total distributions	$(0.136)		$(0.621)	$—

Net asset value — End of period	$9.150		$9.730	$10.210

Total Return(3)	(4.59	)%(4)	1.42%	2.10	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,120		$2,171	$1,205
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.10	%(8)	1.10%	1.10	%(8)
Net investment income	4.26	%(8)	4.59%	1.84	%(8)
Portfolio Turnover of the Portfolio	7	%(4)	55%	0	%(4)(9)

(1)	For the period from the start of business, August 29, 2013, to October 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 5.62%, 4.22% and 46.70% of average daily net assets for the six months ended April 30, 2015, the year ended October 31, 2014 and the period ended October 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(8)	Annualized.

(9)	For the period from the Portfolio’s start of business, August 26, 2013, to October 31, 2013.

9	See Notes to Financial Statements.

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Currency Income Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Currency Income Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (2.4% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2015, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.10% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 29, 2016. Pursuant to this agreement, EVM was allocated $38,445 of the Fund’s operating expenses for the six months ended April 30, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $50 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $15 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $88 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2015, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $64,674 and $1,105,155, respectively.

11

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	4,618	7,520
Issued to shareholders electing to receive payments of distributions in Fund shares	76	139
Redemptions	(6,563)	(90)

Net increase (decrease)	(1,869)	7,569

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	327	134,246
Issued to shareholders electing to receive payments of distributions in Fund shares	350	6,975
Redemptions	(101,308)	(36,244)

Net increase (decrease)	(100,631)	104,977

At April 30, 2015, EVM owned 77.5% of the value of the outstanding shares of the Fund.

12

Currency Income Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 43.1%

Security		Principal Amount (000’s omitted)	Value

Bangladesh — 7.9%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	29,600	$382,813
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	15,100	200,792
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	140,000	1,899,356
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	30,100	410,776
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	10,100	138,396
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	52,600	727,654
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	5,400	74,602
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	12,400	172,227

Total Bangladesh			$4,006,616

Colombia — 0.6%
Titulos De Tesoreria B, 5.25%, 11/11/15	COP	683,000	$287,439

Total Colombia			$287,439

Dominican Republic — 7.8%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(1)	DOP	12,260	$289,638
Dominican Republic International Bond, 11.50%, 5/10/24(1)	DOP	6,000	144,680
Dominican Republic International Bond, 14.00%, 4/30/21(1)	DOP	7,000	180,323
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	1,800	48,125
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	13,800	368,955
Dominican Republic International Bond, 15.95%, 6/4/21(1)	DOP	6,500	185,549
Dominican Republic International Bond, 16.00%, 2/10/17(2)	DOP	71,200	1,767,268
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	900	28,815
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	28,600	915,672

Total Dominican Republic			$3,929,025

Iceland — 7.9%
Republic of Iceland, 6.25%, 2/5/20	ISK	175,095	$961,051
Republic of Iceland, 7.25%, 10/26/22	ISK	315,412	1,796,115
Republic of Iceland, 8.75%, 2/26/19	ISK	203,944	1,221,638

Total Iceland			$3,978,804

Security		Principal Amount (000’s omitted)	Value

Philippines — 1.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	28,000	$672,025

Total Philippines			$672,025

Serbia — 3.8%
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	202,440	$1,923,359

Total Serbia			$1,923,359

Sri Lanka — 7.9%
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	67,600	$473,637
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	44,900	336,890
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	321,000	2,464,858
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	84,810	727,552

Total Sri Lanka			$4,002,937

Uruguay — 2.2%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	7,085	$258,478
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	1,000	34,602
Uruguay Notas Del Tesoro, 9.50%, 1/27/16	UYU	6,840	259,712
Uruguay Notas Del Tesoro, 11.00%, 3/21/17	UYU	15,410	550,692

Total Uruguay			$1,103,484

Vietnam — 3.7%
Vietnam Government Bond, 7.80%, 3/31/16	VND	40,000,000	$1,897,043

Total Vietnam			$1,897,043

Total Foreign Government Bonds (identified cost $23,062,760)			$21,800,732

Foreign Corporate Bonds — 1.0%

Security		Principal Amount (000’s omitted)	Value

Supranational — 1.0%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(3)	UYU	13,352	$505,166

Total Supranational			$505,166

Total Foreign Corporate Bonds (identified cost $588,948)			$505,166

13	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 54.0%

Foreign Government Securities — 14.9%

Security		Principal Amount (000’s omitted)	Value

Georgia — 2.3%
Georgia Treasury Bill, 0.00%, 1/7/16	GEL	2,796	$1,151,248

Total Georgia			$1,151,248

Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 7/15/15	ISK	8,420	$46,402
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	7,250	39,490

Total Iceland			$85,892

Lebanon — 3.8%
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	1,107,600	$729,296
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	1,848,300	1,215,964

Total Lebanon			$1,945,260

Mexico — 2.1%
Mexico Cetes, 0.00%, 5/28/15	MXN	16,200	$1,054,082

Total Mexico			$1,054,082

Sri Lanka — 1.2%
Sri Lanka Treasury Bill, 0.00%, 6/19/15	LKR	21,750	$161,993
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	38,570	278,036
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	22,250	160,004

Total Sri Lanka			$600,033

Turkey — 1.4%
Turkey Government Bond, 10.00%, 6/17/15	TRY	1,938	$725,499

Total Turkey			$725,499

Uganda — 1.0%
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,635,600	$518,610

Total Uganda			$518,610

Uruguay — 2.5%
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	33,084	$1,207,865
Uruguay Treasury Bill, 0.00%, 5/22/15	UYU	1,190	44,840

Total Uruguay			$1,252,705

Security		Principal Amount (000’s omitted)	Value

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	1,590	$209,969

Total Zambia			$209,969

Total Foreign Government Securities (identified cost $8,377,170)			$7,543,298

U.S. Treasury Obligations — 30.3%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/14/15(4)		$5,000	$5,000,000
U.S. Treasury Bill, 0.00%, 6/18/15		10,300	10,300,237

Total U.S. Treasury Obligations (identified cost $15,300,000)			$15,300,237

Other — 8.8%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(5)		$4,446	$4,446,072

Total Other (identified cost $4,446,072)			$4,446,072

Total Short-Term Investments (identified cost $28,123,242)			$27,289,607

Total Investments — 98.1% (identified cost $51,774,950)			$49,595,505

Other Assets, Less Liabilities — 1.9%			$948,268

Net Assets — 100.0%			$50,543,773

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

14	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

BDT	–	Bangladesh Taka
COP	–	Colombian Peso
DOP	–	Dominican Peso
GEL	–	Georgian Lari
ISK	–	Icelandic Krona
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
PHP	–	Philippine Peso
RSD	–	Serbian Dinar
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong
ZMW	–	Zambian Kwacha

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $877,130 or 1.7% of the Portfolio’s net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $3,051,895 or 6.0% of the Portfolio’s net assets.

(3)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

15	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2015

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $47,328,878)	$45,149,433
Affiliated investment, at value (identified cost, $4,446,072)	4,446,072
Cash	316,025
Foreign currency, at value (identified cost, $439,746)	440,749
Interest receivable	585,607
Interest receivable from affiliated investment	670
Receivable for open forward foreign currency exchange contracts	880,784
Total assets	$51,819,340

Liabilities
Payable for open forward foreign currency exchange contracts	$1,173,427
Payable to affiliates:
Investment adviser fee	37,333
Trustees’ fees	248
Other	15,653
Accrued expenses	48,906
Total liabilities	$1,275,567
Net Assets applicable to investors’ interest in Portfolio	$50,543,773

Sources of Net Assets
Investors’ capital	$53,015,095
Net unrealized depreciation	(2,471,322)
Total	$50,543,773

16	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2015

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest (net of foreign taxes, $45,366)	$1,305,849
Interest allocated from affiliated investment	6,596
Expenses allocated from affiliated investment	(759)
Total investment income	$1,311,686

Expenses
Investment adviser fee	$229,793
Trustees’ fees and expenses	1,493
Custodian fee	77,585
Legal and accounting services	20,236
Miscellaneous	8,948
Total expenses	$338,055
Deduct —
Allocation of expenses to affiliate	$57,880
Reduction of custodian fee	41
Total expense reductions	$57,921

Net expenses	$280,134

Net investment income	$1,031,552

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,049,259)
Investment transactions allocated from affiliated investment	20
Foreign currency and forward foreign currency exchange contract transactions	(391,930)
Net realized loss	$(1,441,169)
Change in unrealized appreciation (depreciation) —
Investments	$(1,736,759)
Foreign currency and forward foreign currency exchange contracts	(345,273)
Net change in unrealized appreciation (depreciation)	$(2,082,032)

Net realized and unrealized loss	$(3,523,201)

Net decrease in net assets from operations	$(2,491,649)

17	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2015

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$1,031,552	$2,384,973
Net realized loss from investment transactions, futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(1,441,169)	(525,613)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(2,082,032)	(1,076,673)
Net increase (decrease) in net assets from operations	$(2,491,649)	$782,687
Capital transactions —
Contributions	$64,674	$1,728,408
Withdrawals	(1,105,155)	(540,851)
Net increase (decrease) in net assets from capital transactions	$(1,040,481)	$1,187,557

Net increase (decrease) in net assets	$(3,532,130)	$1,970,244

Net Assets
At beginning of period	$54,075,903	$52,105,659
At end of period	$50,543,773	$54,075,903

18	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2015

Consolidated Supplementary Data

Ratios/Supplemental Data	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Period Ended October 31, 2013(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)(3)	1.10	%(4)	1.10%	1.40	%(4)
Net investment income	4.04	%(4)	4.45%	1.46	%(4)
Portfolio Turnover	7	%(5)	55%	0	%(5)

Total Return	(4.59	)%(5)	1.45%	2.00	%(5)

Net assets, end of period (000’s omitted)	$50,544		$54,076	$52,106

(1)	For the period from the start of business, August 26, 2013, to October 31, 2013.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.23%, 0.36% and 0.79% of average daily net assets for the six months ended April 30, 2015, the year ended October 31, 2014 and the period ended October 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Annualized.

(5)	Not annualized.

19	See Notes to Consolidated Financial Statements.

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Currency Income Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Currency Income Advantage Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance Short Duration Strategic Income Fund held an interest of 2.4%, 15.6% and 82.0%, respectively, in the Portfolio.

Prior to April 2, 2015, the Portfolio sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CIA Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. As of the close of business on April 1, 2015, the Portfolio fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash and investments, were transferred to the Portfolio with no gain or loss for financial reporting purposes. The Portfolio is in the process of dissolving the Subsidiary with the Cayman Islands authorities and it is scheduled to dissolve on or about October 31, 2015. The accompanying consolidated financial statements include the accounts of the Subsidiary through April 1, 2015. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

20

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as

21

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

L  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.90% of its respective average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $229,793 or 0.90% (annualized) of the Portfolio’s consolidated average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $57,880 of the Portfolio’s operating expenses for the six months ended April 30, 2015. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $6,222,459 and $1,420,711, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,926,443

Gross unrealized appreciation	$418,390
Gross unrealized depreciation	(2,749,328)

Net unrealized depreciation	$(2,330,938)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

22

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/4/15	Euro 4,216,889	Polish Zloty 17,004,899	Standard Chartered Bank	$—	$(11,153)	$(11,153)
5/4/15	Euro 1,695,874	Swedish Krona 15,615,000	BNP Paribas	—	(30,416)	(30,416)
5/4/15	Euro 553,781	Swedish Krona 5,209,000	Morgan Stanley & Co. International PLC	3,266	—	3,266
5/4/15	Euro 482,428	Swedish Krona 4,534,000	Standard Chartered Bank	2,385	—	2,385
5/4/15	Polish Zloty 9,589,899	Euro 2,388,518	Bank of America, N.A.	17,975	—	17,975
5/4/15	Polish Zloty 7,415,000	Euro 1,847,745	Standard Chartered Bank	14,932	—	14,932
5/4/15	Swedish Krona 25,358,000	Euro 2,737,203	Deutsche Bank AG	30,515	—	30,515
5/11/15	United States Dollar 2,549,597	Yuan Renminbi Offshore 16,116,000	Bank of America, N.A.	44,671	—	44,671
5/12/15	Mexican Peso 17,993,000	United States Dollar 1,146,971	BNP Paribas	—	(25,226)	(25,226)
5/12/15	Mexican Peso 1,401,000	United States Dollar 89,765	Standard Chartered Bank	—	(1,507)	(1,507)
5/12/15	United States Dollar 703,137	Mexican Peso 10,506,979	Bank of America, N.A.	—	(18,635)	(18,635)
5/12/15	United States Dollar 1,863,082	Mexican Peso 28,774,000	Standard Chartered Bank	11,470	—	11,470
5/13/15	Indonesian Rupiah 49,470,712,000	United States Dollar 3,739,283	Citibank, N.A.	—	(68,637)	(68,637)
5/13/15	United States Dollar 564,609	Indonesian Rupiah 7,311,682,000	BNP Paribas	—	(1,805)	(1,805)
5/13/15	United States Dollar 3,243,002	Indonesian Rupiah 42,159,030,000	Standard Chartered Bank	2,114	—	2,114
5/18/15	Euro 2,737,449	Swedish Krona 25,358,000	Deutsche Bank AG	—	(30,557)	(30,557)
5/19/15	Indian Rupee 8,661,000	United States Dollar 136,458	BNP Paribas	599	—	599
5/19/15	United States Dollar 643,830	Chilean Peso 402,909,000	BNP Paribas	13,991	—	13,991
5/19/15	United States Dollar 726,330	Mexican Peso 10,855,000	Morgan Stanley & Co. International PLC	—	(19,503)	(19,503)
5/21/15	New Turkish Lira 3,902,000	United States Dollar 1,627,334	BNP Paribas	174,601	—	174,601
5/21/15	New Turkish Lira 140,000	United States Dollar 59,710	Deutsche Bank AG	7,588	—	7,588
5/21/15	United States Dollar 34,402	New Turkish Lira 90,294	Deutsche Bank AG	—	(785)	(785)
5/21/15	United States Dollar 2,201,403	New Turkish Lira 5,334,000	Standard Chartered Bank	—	(215,530)	(215,530)

23

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/26/15	United States Dollar 830,354	Indian Rupee 52,450,000	Bank of America, N.A.	$—	$(9,120)	$(9,120)
5/26/15	United States Dollar 909,665	Indian Rupee 57,459,000	Deutsche Bank AG	—	(10,002)	(10,002)
5/27/15	Euro 1,944,533	United States Dollar 2,196,350	Bank of America, N.A.	12,312	—	12,312
5/27/15	United States Dollar 1,055,567	Singapore Dollar 1,424,409	Standard Chartered Bank	20,431	—	20,431
5/27/15	United States Dollar 942,321	Singapore Dollar 1,271,591	Standard Chartered Bank	18,239	—	18,239
6/2/15	United States Dollar 769,019	Brazilian Real 2,519,000	Standard Chartered Bank	58,826	—	58,826
6/4/15	Euro 1,871,169	British Pound Sterling 1,366,000	Standard Chartered Bank	—	(5,497)	(5,497)
6/4/15	United States Dollar 975,871	Kenyan Shilling 91,000,000	Citibank, N.A.	—	(19,234)	(19,234)
6/5/15	Euro 3,280,118	United States Dollar 3,747,240	Standard Chartered Bank	62,683	—	62,683
6/5/15	Euro 688,265	United States Dollar 784,257	Standard Chartered Bank	11,129	—	11,129
6/9/15	United States Dollar 315,278	Indian Rupee 19,860,000	Deutsche Bank AG	—	(5,363)	(5,363)
6/9/15	United States Dollar 401,923	Indian Rupee 25,318,000	Standard Chartered Bank	—	(6,836)	(6,836)
6/11/15	Euro 2,384,361	Polish Zloty 9,589,899	Bank of America, N.A.	—	(17,926)	(17,926)
6/11/15	Euro 1,844,518	Polish Zloty 7,415,000	Standard Chartered Bank	—	(14,881)	(14,881)
6/11/15	United States Dollar 213,664	Zambian Kwacha 1,595,000	Standard Chartered Bank	—	(3,380)	(3,380)
6/12/15	United States Dollar 132,468	Zambian Kwacha 969,000	Citibank, N.A.	—	(4,770)	(4,770)
6/12/15	United States Dollar 98,779	Zambian Kwacha 703,800	Citibank, N.A.	—	(6,030)	(6,030)
6/12/15	United States Dollar 241,334	Zambian Kwacha 1,697,300	Citibank, N.A.	—	(17,658)	(17,658)
6/15/15	United States Dollar 1,715,509	Ugandan Shilling 4,757,107,045	Citibank, N.A.	—	(146,039)	(146,039)
6/17/15	United States Dollar 1,798,466	Kenyan Shilling 170,000,000	Citibank, N.A.	—	(15,951)	(15,951)
6/17/15	United States Dollar 677,673	Zambian Kwacha 5,270,000	Standard Chartered Bank	15,344	—	15,344
6/17/15	United States Dollar 238,275	Zambian Kwacha 1,755,000	Standard Chartered Bank	—	(7,488)	(7,488)
6/18/15	Euro 1,370,441	Norwegian Krone 11,897,000	BNP Paribas	38,360	—	38,360
6/18/15	United States Dollar 1,031,203	Chilean Peso 662,084,000	BNP Paribas	46,762	—	46,762

24

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/18/15	United States Dollar 424,957	Chilean Peso 273,927,000	BNP Paribas	$21,035	$—	$21,035
6/18/15	United States Dollar 959,429	Chilean Peso 595,901,296	BNP Paribas	10,782	—	10,782
6/18/15	United States Dollar 139,483	Zambian Kwacha 1,017,000	Standard Chartered Bank	—	(5,802)	(5,802)
6/18/15	United States Dollar 327,144	Zambian Kwacha 2,393,700	Standard Chartered Bank	—	(12,501)	(12,501)
6/18/15	United States Dollar 672,464	Zambian Kwacha 4,766,200	Standard Chartered Bank	—	(45,965)	(45,965)
6/22/15	United States Dollar 2,455,259	Indian Rupee 154,650,000	BNP Paribas	—	(47,699)	(47,699)
6/23/15	United States Dollar 1,995,509	Yuan Renminbi Offshore 12,441,000	Bank of America, N.A.	—	(449)	(449)
6/30/15	Euro 1,678,358	Romanian Leu 7,441,000	BNP Paribas	545	—	545
7/7/15	United States Dollar 1,843,264	Philippine Peso 82,099,000	Deutsche Bank AG	—	(8,134)	(8,134)
7/7/15	United States Dollar 1,779,576	Philippine Peso 79,289,000	Standard Chartered Bank	—	(7,256)	(7,256)
7/8/15	United States Dollar 1,338,051	Colombian Peso 3,398,649,658	BNP Paribas	80,446	—	80,446
7/8/15	United States Dollar 1,399,454	Colombian Peso 3,487,440,000	BNP Paribas	56,102	—	56,102
7/15/15	Euro 863,249	United States Dollar 931,031	Standard Chartered Bank	—	(39,178)	(39,178)
9/21/15	United States Dollar 893,733	Mauritian Rupee 32,800,000	Standard Chartered Bank	52,980	—	52,980
9/28/15	United States Dollar 597,461	Uruguayan Peso 16,000,000	Citibank, N.A.	—	(16,199)	(16,199)
10/8/15	United States Dollar 621,774	Azerbaijani Manat 506,000	Standard Bank PLC	—	(124,086)	(124,086)
10/13/15	Euro 159,649	Serbian Dinar 20,898,000	Citibank, N.A.	11,934	—	11,934
10/13/15	Euro 19,563	Serbian Dinar 2,553,000	Deutsche Bank AG	1,391	—	1,391
10/28/15	United States Dollar 285,938	Zambian Kwacha 2,303,000	Standard Chartered Bank	—	(1,941)	(1,941)
10/29/15	United States Dollar 364,564	Uruguayan Peso 10,000,000	Citibank, N.A.	—	(4,636)	(4,636)
1/13/16	New Turkish Lira 303,000	United States Dollar 111,307	BNP Paribas	5,428	—	5,428
1/13/16	New Turkish Lira 398,000	United States Dollar 144,415	BNP Paribas	5,339	—	5,339
1/13/16	New Turkish Lira 609,000	United States Dollar 216,303	BNP Paribas	3,496	—	3,496
1/13/16	New Turkish Lira 616,000	United States Dollar 226,136	Standard Chartered Bank	10,883	—	10,883
1/13/16	United States Dollar 781,094	New Turkish Lira 1,916,000	Bank of America, N.A.	—	(111,574)	(111,574)

25

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

1/13/16	United States Dollar 232,062	New Turkish Lira 566,580	Deutsche Bank AG	$—	$(34,078)	$(34,078)
1/29/16	Euro 2,032,604	Serbian Dinar 260,275,000	Citibank, N.A.	12,230	—	12,230

				$880,784	$(1,173,427)	$(292,643)

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk:  The Portfolio enters into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $1,173,427. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $71,000 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$880,784	(1)	$(1,173,427	)(2)

Total Derivatives subject to master netting or similar agreements	$880,784		$(1,173,427)

(1)	Consolidated Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Consolidated Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

26

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$74,958	$(74,958)	$—	$—	$—
BNP Paribas	457,486	(105,146)	(275,884)	—	76,456
Citibank, N.A.	24,164	(24,164)	—	—	—
Deutsche Bank AG	39,494	(39,494)	—	—	—
Morgan Stanley & Co. International PLC	3,266	(3,266)	—	—	—
Standard Chartered Bank	281,416	(281,416)	—	—	—

	$880,784	$(528,444)	$(275,884)	$—	$76,456

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(157,704)	$74,958	$—	$—	$(82,746)
BNP Paribas	(105,146)	105,146	—	—	—
Citibank, N.A.	(299,154)	24,164	—	—	(274,990)
Deutsche Bank AG	(88,919)	39,494	—	—	(49,425)
Morgan Stanley & Co. International PLC	(19,503)	3,266	—	—	(16,237)
Standard Bank PLC	(124,086)	—	—	—	(124,086)
Standard Chartered Bank	(378,915)	281,416	71,000	—	(26,499)

	$(1,173,427)	$528,444	$71,000	$—	$(573,983)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(337,614)	$(363,564)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2015, which is indicative of the volume of this derivative type, was approximately $81,346,000.

27

Currency Income Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$21,800,732	$—	$21,800,732
Foreign Corporate Bonds	—	505,166	—	505,166
Short-Term Investments —
Foreign Government Securities	—	7,543,298	—	7,543,298
U.S. Treasury Obligations	—	15,300,237	—	15,300,237
Other	—	4,446,072	—	4,446,072

Total Investments	$—	$49,595,505	$—	$49,595,505

Forward Foreign Currency Exchange Contracts	$—	$880,784	$—	$880,784

Total	$—	$50,476,289	$—	$50,476,289

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,173,427)	$—	$(1,173,427)

Total	$—	$(1,173,427)	$—	$(1,173,427)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

28

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

29

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Currency Income Advantage Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Currency Income Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in investing in (i) securities denominated in foreign currencies, (ii) income instruments issued by foreign entities or sovereign nations, (iii) derivative instruments, denominated in or based on the currencies, interest rates, or issues of foreign entities or sovereign nations, and/or (iv) precious metals and commodities-related instruments. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolio, including the provision of administrative services.

30

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for a one-year period ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

31

Eaton Vance

Currency Income Advantage Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Currency Income Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Currency Income Advantage Portfolio

John R. Baur

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Currency Income Advantage Fund and Currency Income Advantage Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser of Currency Income Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Currency Income Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14894    4.30.15

Eaton Vance

Diversified Currency

Income Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Diversified Currency Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	33

Officers and Trustees	36

Important Notices	37

Eaton Vance

Diversified Currency Income Fund

April 30, 2015

Performance1,2

Portfolio Managers John R. Baur and Michael A. Cirami, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/27/2007	06/27/2007	–2.63%	–1.89%	1.66%	4.44%
Class A with 4.75% Maximum Sales Charge	—	—	–7.30	–6.52	0.67	3.79
Class C at NAV	03/01/2011	06/27/2007	–2.93	–2.57	1.00	4.01
Class C with 1% Maximum Sales Charge	—	—	–3.88	–3.51	1.00	4.01
Class I at NAV	03/01/2011	06/27/2007	–2.46	–1.55	1.91	4.61
JPMorgan Emerging Local Markets Index Plus (ELMI+)	—	—	–4.34%	–7.13%	–0.57%	1.99%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.25%	1.95%	0.95%
Net				1.10	1.80	0.80

Fund Profile4

Foreign Currency Exposure (% of net assets)5

Serbia	5.3%	Norway	1.8%
Lebanon	5.2	Turkey	1.6
India	5.0	Costa Rica	1.4
China	4.9	Azerbaijan	1.4
Poland	4.9	Brazil	1.3
Sri Lanka	4.8	Mauritius	0.8
Uruguay	4.8	Kenya	0.6
Iceland	4.6	Georgia	0.3
Bangladesh	4.4	Peru	0.1
Philippines	4.0	South Korea	0.0	*
Dominican Republic	3.9	Malaysia	0.0	*
Zambia	3.5	Thailand	0.0	*
Sweden	3.4	Nigeria	0.0	*
Uganda	3.3	Indonesia	0.0	*
Chile	3.3	Taiwan	0.0	*
Colombia	3.1	Jordan	0.0	*
Mexico	3.1	Ghana	0.0	*
Bosnia And Herzegovina	2.6	Denmark	0.0	*
Romania	2.5	Euro	–28.9
United Kingdom	2.4	Total Long	92.8
Singapore	2.3	Total Short	–28.9
Vietnam	2.2	Total Net	63.9

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Diversified Currency Income Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

JPMorgan Emerging Local Markets Index Plus (ELMI+) is an unmanaged index of local currency money market instruments in emerging market countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/29/16. Without the reimbursement, if applicable, performance would have been lower.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Diversified Currency Income Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$973.70	$5.38	**	1.10%
Class C	$1,000.00	$970.70	$8.80	**	1.80%
Class I	$1,000.00	$975.40	$3.92	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.51	**	1.10%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Diversified Currency Income Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in International Income Portfolio, at value (identified cost, $363,119,157)	$340,873,776
Receivable for Fund shares sold	915,279
Total assets	$341,789,055

Liabilities
Payable for Fund shares redeemed	$1,523,765
Payable to affiliates:
Distribution and service fees	54,935
Trustees’ fees	42
Other	7,776
Accrued expenses	76,347
Total liabilities	$1,662,865
Net Assets	$340,126,190

Sources of Net Assets
Paid-in capital	$395,888,631
Accumulated net realized loss from Portfolio	(26,754,069)
Accumulated distributions in excess of net investment income	(6,762,991)
Net unrealized depreciation from Portfolio	(22,245,381)
Total	$340,126,190

Class A Shares
Net Assets	$88,374,807
Shares Outstanding	9,193,207
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.61
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.09

Class C Shares
Net Assets	$37,790,617
Shares Outstanding	3,939,628
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.59

Class I Shares
Net Assets	$213,960,766
Shares Outstanding	22,292,192
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.60

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest allocated from Portfolio (net of foreign taxes, $294,344)	$9,526,334
Expenses allocated from Portfolio	(1,784,322)
Total investment income from Portfolio	$7,742,012

Expenses
Distribution and service fees
Class A	$165,401
Class C	215,407
Trustees’ fees and expenses	250
Custodian fee	15,246
Transfer and dividend disbursing agent fees	168,224
Legal and accounting services	20,419
Printing and postage	23,519
Registration fees	48,230
Miscellaneous	8,187
Total expenses	$664,883
Deduct —
Allocation of expenses to affiliate	$425,572
Total expense reductions	$425,572

Net expenses	$239,311

Net investment income	$7,502,701

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(16,484,368)
Financial futures contracts	(161,044)
Foreign currency and forward foreign currency exchange contract transactions	8,723,645
Net realized loss	$(7,921,767)
Change in unrealized appreciation (depreciation) —
Investments	$(4,689,051)
Financial futures contracts	9,221
Foreign currency and forward foreign currency exchange contracts	(7,587,594)
Net change in unrealized appreciation (depreciation)	$(12,267,424)

Net realized and unrealized loss	$(20,189,191)

Net decrease in net assets from operations	$(12,686,490)

6	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$7,502,701	$23,123,484
Net realized loss from investment transactions, futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(7,921,767)	(22,948,391)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(12,267,424)	3,773,060
Net increase (decrease) in net assets from operations	$(12,686,490)	$3,948,153
Distributions to shareholders —
From net investment income
Class A	$(2,768,394)	$(6,602,196)
Class C	(931,136)	(1,859,428)
Class I	(6,854,207)	(16,529,144)
Tax return of capital
Class A	—	(2,605,589)
Class C	—	(729,909)
Class I	—	(6,667,009)
Total distributions to shareholders	$(10,553,737)	$(34,993,275)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,243,921	$71,330,698
Class C	3,439,647	13,078,339
Class I	66,806,538	200,996,051
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,516,785	8,259,858
Class C	727,908	2,033,179
Class I	5,732,591	20,064,607
Cost of shares redeemed
Class A	(65,242,708)	(159,373,856)
Class C	(16,551,798)	(33,700,535)
Class I	(236,005,695)	(300,902,207)
Net decrease in net assets from Fund share transactions	$(224,332,811)	$(178,213,866)

Net decrease in net assets	$(247,573,038)	$(209,258,988)

Net Assets
At beginning of period	$587,699,228	$796,958,216
At end of period	$340,126,190	$587,699,228

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(6,762,991)	$(3,711,955)

7	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.130		$10.580	$11.160	$11.310	$11.360	$11.690

Income (Loss) From Operations
Net investment income(1)	$0.172		$0.332	$0.310	$0.374	$0.299	$0.309
Net realized and unrealized gain (loss)	(0.437)		(0.268)	(0.376)	0.027	0.139	(0.114)

Total income (loss) from operations	$(0.265)		$0.064	$(0.066)	$0.401	$0.438	$0.195

Less Distributions
From net investment income	$(0.255)		$(0.365)	$(0.121)	$(0.409)	$(0.488)	$(0.050)
From net realized gain	—		—	—	(0.070)	—	(0.007)
Tax return of capital	—		(0.149)	(0.393)	(0.072)	—	(0.468)

Total distributions	$(0.255)		$(0.514)	$(0.514)	$(0.551)	$(0.488)	$(0.525)

Net asset value — End of period	$9.610		$10.130	$10.580	$11.160	$11.310	$11.360

Total Return(2)	(2.63	)%(3)	0.63%	(0.62)%	3.71%	3.86%	1.70%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$88,375		$142,908	$230,834	$42,251	$12,397	$8,552
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.10	%(7)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	3.53	%(7)	3.21%	2.85%	3.38%	2.60%	2.73%
Portfolio Turnover of the Portfolio	8	%(3)	42%	21%	37%	31%	45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The administrator subsidized certain operating expenses (equal to 0.21%, 0.15%, 0.16%, 0.40%, 0.82% and 1.74% of average daily net assets for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012, 2011 and 2010, respectively).

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2011(1)
			2014	2013	2012
Net asset value — Beginning of period	$10.100		$10.550	$11.120	$11.270	$11.460

Income (Loss) From Operations
Net investment income(2)	$0.137		$0.259	$0.242	$0.297	$0.150
Net realized and unrealized gain (loss)	(0.432)		(0.275)	(0.378)	0.024	(0.050)

Total income (loss) from operations	$(0.295)		$(0.016)	$(0.136)	$0.321	$0.100

Less Distributions
From net investment income	$(0.215)		$(0.308)	$(0.102)	$(0.341)	$(0.290)
From net realized gain	—		—	—	(0.070)	—
Tax return of capital	—		(0.126)	(0.332)	(0.060)	—

Total distributions	$(0.215)		$(0.434)	$(0.434)	$(0.471)	$(0.290)

Net asset value — End of period	$9.590		$10.100	$10.550	$11.120	$11.270

Total Return(3)	(2.93	)%(4)	(0.14)%	(1.26)%	2.97%	0.85	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,791		$52,516	$73,843	$3,729	$1,012
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.80	%(8)	1.80%	1.80%	1.80%	1.80	%(8)
Net investment income	2.83	%(8)	2.51%	2.24%	2.70%	1.97	%(8)
Portfolio Turnover of the Portfolio	8	%(4)	42%	21%	37%	31	%(9)

(1)	For the period from commencement of operations on March 1, 2011 to October 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The administrator subsidized certain operating expenses (equal to 0.21%, 0.15%, 0.16%, 0.40% and 0.82% of average daily net assets for the six months ended April 30, 2015, the years ended October 31, 2014, 2013 and 2012 and the period from commencement of operations on March 1, 2011 to October 31, 2011, respectively).

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2011.

9	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2011(1)
			2014	2013	2012
Net asset value — Beginning of period	$10.120		$10.570	$11.150	$11.300	$11.460

Income (Loss) From Operations
Net investment income(2)	$0.187		$0.363	$0.346	$0.402	$0.231
Net realized and unrealized gain (loss)	(0.435)		(0.264)	(0.377)	0.034	(0.024)

Total income (loss) from operations	$(0.248)		$0.099	$(0.031)	$0.436	$0.207

Less Distributions
From net investment income	$(0.272)		$(0.390)	$(0.130)	$(0.439)	$(0.367)
From net realized gain	—		—	—	(0.070)	—
Tax return of capital	—		(0.159)	(0.419)	(0.077)	—

Total distributions	$(0.272)		$(0.549)	$(0.549)	$(0.586)	$(0.367)

Net asset value — End of period	$9.600		$10.120	$10.570	$11.150	$11.300

Total Return(3)	(2.46	)%(4)	0.97%	(0.31)%	4.04%	1.78	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$213,961		$392,276	$492,281	$44,458	$19,959
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	0.80	%(8)	0.80%	0.80%	0.80%	0.80	%(8)
Net investment income	3.85	%(8)	3.51%	3.20%	3.64%	2.98	%(8)
Portfolio Turnover of the Portfolio	8	%(4)	42%	21%	37%	31	%(9)

(1)	For the period from commencement of operations on March 1, 2011 to October 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The administrator subsidized certain operating expenses (equal to 0.21%, 0.15%, 0.16%, 0.40% and 0.82% of average daily net assets for the six months ended April 30, 2015, the years ended October 31, 2014, 2013 and 2012 and the period from commencement of operations on March 1, 2011 to October 31, 2011, respectively).

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2011.

10	See Notes to Financial Statements.

Eaton Vance

Diversified Currency Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Diversified Currency Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (97.6% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Diversified Currency Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $4,945,946, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2014, $4,945,946 are short-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2015, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.10%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2016. Pursuant to this agreement, EVM was allocated $425,572 of the Fund’s operating expenses for the six months ended April 30, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $2,174 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,403 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $165,401 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $161,555 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $53,852 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

12

Eaton Vance

Diversified Currency Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $9,000 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $20,091,262 and $259,322,139, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	1,448,275	6,884,582
Issued to shareholders electing to receive payments of distributions in Fund shares	257,254	800,700
Redemptions	(6,619,192)	(15,394,321)

Net decrease	(4,913,663)	(7,709,039)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	351,197	1,262,802
Issued to shareholders electing to receive payments of distributions in Fund shares	74,592	197,735
Redemptions	(1,684,074)	(3,264,336)

Net decrease	(1,258,285)	(1,803,799)

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	6,807,105	19,404,362
Issued to shareholders electing to receive payments of distributions in Fund shares	586,185	1,948,725
Redemptions	(23,876,984)	(29,146,989)

Net decrease	(16,483,694)	(7,793,902)

13

International Income Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 37.2%

Security		Principal Amount (000’s omitted)	Value

Bangladesh — 4.4%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	174,200	$2,252,904
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	89,400	1,188,793
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,861,110
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,940,057
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	175,000	2,378,508
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	59,400	813,933
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	122,000	1,673,670
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,955,418
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	31,500	435,180
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	73,100	1,015,308

Total Bangladesh			$15,514,881

Bosnia and Herzegovina — 2.6%
Republic of Srpska, 1.50%, 6/30/23	BAM	2,941	$1,321,385
Republic of Srpska, 1.50%, 10/30/23	BAM	6,867	2,995,677
Republic of Srpska, 1.50%, 12/15/23	BAM	1,383	601,796
Republic of Srpska, 1.50%, 6/15/24	BAM	1,085	471,361
Republic of Srpska, 1.50%, 5/31/25	BAM	4,696	1,934,917
Republic of Srpska, 1.50%, 6/9/25	BAM	346	143,020
Republic of Srpska, 1.50%, 12/24/25	BAM	2,201	872,452
Republic of Srpska, 1.50%, 9/25/26	BAM	1,639	635,071

Total Bosnia and Herzegovina			$8,975,679

Brazil — 1.3%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	13,613	$4,537,096

Total Brazil			$4,537,096

Colombia — 2.9%
Titulos De Tesoreria B, 7.00%, 9/11/19	COP	10,217,100	$4,552,640
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	13,092,200	5,652,951

Total Colombia			$10,205,591

Costa Rica — 1.3%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,233,014
Titulo Propiedad UD, 1.00%, 1/12/22(1)	CRC	531,983	888,392
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	294,904	546,889

Total Costa Rica			$4,668,295

Security		Principal Amount (000’s omitted)	Value

Dominican Republic — 3.9%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(2)	DOP	56,710	$1,339,751
Dominican Republic International Bond, 11.50%, 5/10/24(2)	DOP	56,000	1,350,349
Dominican Republic International Bond, 14.00%, 4/30/21(2)	DOP	32,100	826,912
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	8,600	229,928
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	99,300	2,654,871
Dominican Republic International Bond, 15.95%, 6/4/21(2)	DOP	33,500	956,288
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	3,900	124,864
Dominican Republic International Bond, 18.50%, 2/4/28 (3)	DOP	195,600	6,262,431

Total Dominican Republic			$13,745,394

Georgia — 0.3%
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	$222,815
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	217,385
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	226,877
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	219,521

Total Georgia			$886,598

Iceland — 4.6%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,015,670	$5,574,748
Republic of Iceland, 7.25%, 10/26/22	ISK	1,108,884	6,314,535
Republic of Iceland, 8.75%, 2/26/19	ISK	693,422	4,153,644

Total Iceland			$16,042,927

Lebanon — 0.4%
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	2,281,990	$1,516,050

Total Lebanon			$1,516,050

Mexico — 1.5%
Mexican Bonos, 6.00%, 6/18/15	MXN	78,200	$5,129,333

Total Mexico			$5,129,333

Philippines — 0.7%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,544,095

Total Philippines			$2,544,095

14	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Romania — 2.0%
Romania Government Bond, 5.75%, 1/27/16	RON	26,440	$6,936,975

Total Romania			$6,936,975

Serbia — 4.4%
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	121,900	$1,154,213
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	283,030	2,693,450
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	117,300	1,126,321
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	890,500	8,584,149
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	941,938
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	91,480	869,141

Total Serbia			$15,369,212

Sri Lanka — 1.3%
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	595,640	$4,551,704

Total Sri Lanka			$4,551,704

Uruguay — 3.8%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	68,775	$2,509,079
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	4,986	175,604
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	3,000	103,806
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	8,643	330,448
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(1)	UYU	111,365	4,028,391
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(1)	UYU	55,759	2,028,511
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(1)	UYU	82,747	3,120,965
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	944,140

Total Uruguay			$13,240,944

Vietnam — 1.8%
Vietnam Government Bond, 5.60%, 4/15/16	VND	38,287,200	$1,783,299
Vietnam Government Bond, 5.90%, 3/15/16	VND	50,000,000	2,333,511
Vietnam Government Bond, 8.60%, 2/15/16	VND	44,840,200	2,131,284

Total Vietnam			$6,248,094

Total Foreign Government Bonds (identified cost $147,772,543)			$130,112,868

Foreign Corporate Bonds — 0.4%

Security	Principal Amount (000’s omitted)		Value

Supranational — 0.4%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(1)	UYU	40,440	$1,530,041

Total Supranational			$1,530,041

Total Foreign Corporate Bonds (identified cost $1,783,824)			$1,530,041

Collateralized Mortgage Obligations — 0.3%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$213,498	$235,874
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39(4)		594,220	672,677

Total Collateralized Mortgage Obligations (identified cost $835,741)			$908,551

Mortgage Pass-Throughs — 1.3%

Security		Principal Amount	Value

Federal National Mortgage Association:
1.942%, with maturity at 2035(5)(6)		$963,182	$1,005,619
3.879%, with maturity at 2035(5)		805,881	876,617
6.50%, with maturity at 2017		391	400
7.00%, with maturity at 2033		497,912	581,108
7.50%, with maturity at 2035(6)		302,433	361,615
8.50%, with maturity at 2032		245,018	304,843

			$3,130,202

Government National Mortgage Association:
7.00%, with maturity at 2035(6)		$824,711	$992,906
8.00%, with maturity at 2016		17,219	17,407
9.00%, with various maturities to 2024		448,846	506,697

			$1,517,010

Total Mortgage Pass-Throughs (identified cost $4,304,811)			$4,647,212

15	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 14.5%

Security	Principal Amount (000’s omitted)		Value

U.S. Treasury Bond, 9.875%, 11/15/15(6)		$48,100	$50,632,754

Total U.S. Treasury Obligations (identified cost $50,623,889)			$50,632,754

Short-Term Investments — 43.0%

Foreign Government Securities — 12.8%

Security	Principal Amount (000’s omitted)		Value

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 7/15/15	ISK	17,350	$95,614
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	14,940	81,377

Total Iceland			$176,991

Lebanon — 4.8%
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	17,930,200	$11,841,787
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	7,431,600	4,889,120

Total Lebanon			$16,730,907

Mexico — 1.5%
Mexico Cetes, 0.00%, 3/3/16	MXN	83,456	$5,292,727

Total Mexico			$5,292,727

Serbia — 1.1%
Serbia Treasury Bill, 0.00%, 6/4/15	RSD	401,490	$3,730,938

Total Serbia			$3,730,938

Sri Lanka — 3.5%
Sri Lanka Treasury Bill, 0.00%, 5/8/15	LKR	44,970	$337,309
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	88,270	656,654
Sri Lanka Treasury Bill, 0.00%, 11/13/15	LKR	67,620	491,133
Sri Lanka Treasury Bill, 0.00%, 12/4/15	LKR	319,510	2,311,160
Sri Lanka Treasury Bill, 0.00%, 1/29/16	LKR	71,620	513,139
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	78,150	557,882
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	340,340	2,426,598
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	705,340	5,022,901

Total Sri Lanka			$12,316,776

Security	Principal Amount (000’s omitted)		Value

Uganda — 1.0%
Uganda Treasury Bill, 0.00%, 5/28/15	UGX	575,700	$190,706
Uganda Treasury Bill, 0.00%, 6/11/15	UGX	880,200	290,110
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	9,696,300	3,074,469

Total Uganda			$3,555,285

Vietnam — 0.4%
Vietnam Treasury Bill, 0.00%, 7/21/15	VND	31,737,000	$1,454,941

Total Vietnam			$1,454,941

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	10,190	$1,345,653

Total Zambia			$1,345,653

Total Foreign Government Securities (identified cost $46,335,483)			$44,604,218

U.S. Treasury Obligations — 14.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 5/14/15(6)		$40,000	$40,000,000
U.S. Treasury Bill, 0.00%, 6/18/15(6)		11,000	11,000,253

Total U.S. Treasury Obligations (identified cost $51,000,000)			$51,000,253

Other — 15.6%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(7)		$54,435	$54,435,142

Total Other (identified cost $54,435,142)			$54,435,142

Total Short-Term Investments (identified cost $151,770,625)			$150,039,613

Total Investments — 96.7% (identified cost $357,091,433)			$337,871,039

Other Assets, Less Liabilities — 3.3%			$11,450,966

Net Assets — 100.0%			$349,322,005

16	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
GEL	–	Georgian Lari
ISK	–	Icelandic Krona
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
UGX	–	Ugandan Shilling
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong
ZMW	–	Zambian Kwacha

(1)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $4,828,092 or 1.4% of the Portfolio’s net assets.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $8,917,302 or 2.6% of the Portfolio’s net assets.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2015.

(5)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2015.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

17	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2015

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Securities of unaffiliated issuers, at value (identified cost, $302,656,291)	$283,435,897
Affiliated investment, at value (identified cost, $54,435,142)	54,435,142
Cash	3,537,720
Restricted cash*	670,589
Foreign currency, at value (identified cost, $6,297,462)	6,275,981
Interest receivable	5,103,080
Interest receivable from affiliated investment	6,113
Receivable for variation margin on open financial futures contracts	7,389
Receivable for open forward foreign currency exchange contracts	4,451,451
Tax reclaims receivable	2,659
Total assets	$357,926,021

Liabilities
Cash collateral due to brokers	$670,589
Payable for open forward foreign currency exchange contracts	7,594,642
Payable to affiliates:
Investment adviser fee	183,609
Trustees’ fees	1,717
Accrued expenses	153,459
Total liabilities	$8,604,016
Net Assets applicable to investors’ interest in Portfolio	$349,322,005

Sources of Net Assets
Investors’ capital	$371,790,358
Net unrealized depreciation	(22,468,353)
Total	$349,322,005

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

18	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2015

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest (net of foreign taxes, $301,048)	$9,710,736
Interest allocated from affiliated investment	28,119
Expenses allocated from affiliated investment	(2,942)
Total investment income	$9,735,913

Expenses
Investment adviser fee	$1,324,221
Trustees’ fees and expenses	9,165
Custodian fee	404,472
Legal and accounting services	65,834
Miscellaneous	17,610
Total expenses	$1,821,302
Deduct —
Reduction of custodian fee	$79
Total expense reductions	$79

Net expenses	$1,821,223

Net investment income	$7,914,690

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $10,108)	$(16,870,373)
Investment transactions allocated from affiliated investment	43
Financial futures contracts	(165,022)
Foreign currency and forward foreign currency exchange contract transactions	8,945,845
Net realized loss	$(8,089,507)
Change in unrealized appreciation (depreciation) —
Investments	$(4,725,571)
Financial futures contracts	9,556
Foreign currency and forward foreign currency exchange contracts	(7,778,801)
Net change in unrealized appreciation (depreciation)	$(12,494,816)

Net realized and unrealized loss	$(20,584,323)

Net decrease in net assets from operations	$(12,669,633)

19	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2015

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$7,914,690	$26,651,972
Net realized loss from investment transactions, futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(8,089,507)	(28,361,408)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(12,494,816)	5,413,142
Net increase (decrease) in net assets from operations	$(12,669,633)	$3,703,706
Capital transactions —
Contributions	$21,568,542	$43,754,233
Withdrawals	(267,241,123)	(442,197,404)
Net decrease in net assets from capital transactions	$(245,672,581)	$(398,443,171)

Net decrease in net assets	$(258,342,214)	$(394,739,465)

Net Assets
At beginning of period	$607,664,219	$1,002,403,684
At end of period	$349,322,005	$607,664,219

20	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2015

Consolidated Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.87	%(2)	0.83%	0.83%	0.88%	0.92%	0.96%
Net investment income	3.75	%(2)	3.49%	3.20%	3.57%	2.81%	2.51%
Portfolio Turnover	8	%(3)	42%	21%	37%	31%	45%

Total Return	(2.52	)%(3)	0.90%	(0.35)%	3.93%	4.05%	1.85%

Net assets, end of period (000’s omitted)	$349,322		$607,664	$1,002,404	$292,334	$206,656	$168,705

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

21	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Diversified Currency Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance Short Duration Strategic Income Fund held an interest of 97.6%, less than 0.5% and less than 0.5%, respectively, in the Portfolio.

Prior to April 2, 2015, the Portfolio sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. As of the close of business on April 1, 2015, the Portfolio fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash and investments, were transferred to the Portfolio with no gain or loss for financial reporting purposes. The Portfolio is in the process of dissolving the Subsidiary with the Cayman Islands authorities and it is scheduled to dissolve on or about October 31, 2015. The accompanying consolidated financial statements include the accounts of the Subsidiary through April 1, 2015. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of

22

International Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

23

International Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

M  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.625% of its respective average daily net assets up to $1 billion, 0.600% from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $1,324,221 or 0.625% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$19,312,754	$96,837,222
U.S. Government and Agency Securities	—	619,619

	$19,312,754	$97,456,841

24

International Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$359,958,570

Gross unrealized appreciation	$2,444,738
Gross unrealized depreciation	(24,532,269)

Net unrealized depreciation	$(22,087,531)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/4/15	Euro 15,243,052	Polish Zloty 61,468,676	Standard Chartered Bank	$—	$(40,316)	$(40,316)
5/4/15	Euro 7,679,927	Swedish Krona 70,714,000	BNP Paribas	—	(137,742)	(137,742)
5/4/15	Euro 1,563,429	Swedish Krona 14,706,000	Morgan Stanley & Co. International PLC	9,221	—	9,221
5/4/15	Euro 1,362,055	Swedish Krona 12,801,000	Standard Chartered Bank	6,734	—	6,734
5/4/15	Philippine Peso 565,820,000	United States Dollar 12,719,058	Goldman Sachs International	12,568	—	12,568
5/4/15	Polish Zloty 34,665,676	Euro 8,634,041	Bank of America, N.A.	64,977	—	64,977
5/4/15	Polish Zloty 26,803,000	Euro 6,679,043	Standard Chartered Bank	53,975	—	53,975
5/4/15	Swedish Krona 98,221,000	Euro 10,602,211	Deutsche Bank AG	118,195	—	118,195
5/4/15	United States Dollar 12,798,751	Philippine Peso 565,820,000	Goldman Sachs International	—	(92,261)	(92,261)
5/5/15	Singapore Dollar 7,300,000	United States Dollar 5,528,209	Bank of America, N.A.	11,280	—	11,280
5/5/15	United States Dollar 5,399,169	Singapore Dollar 7,300,000	Standard Chartered Bank	117,760	—	117,760
5/6/15	Euro 6,391,730	United States Dollar 7,417,986	JPMorgan Chase Bank, N.A.	240,942	—	240,942
5/11/15	United States Dollar 9,465,433	Yuan Offshore Renminbi 59,831,000	Bank of America, N.A.	165,843	—	165,843
5/12/15	Mexican Peso 3,231,780	United States Dollar 206,011	BNP Paribas	—	(4,531)	(4,531)

25

International Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/12/15	Mexican Peso 6,960,000	United States Dollar 445,939	Standard Chartered Bank	$—	$(7,487)	$(7,487)
5/12/15	United States Dollar 307,173	Mexican Peso 4,744,066	Standard Chartered Bank	1,891	—	1,891
5/13/15	Indonesian Rupiah 92,612,866,000	United States Dollar 7,000,217	Citibank, N.A.	—	(128,493)	(128,493)
5/13/15	Indonesian Rupiah 17,333,881,000	United States Dollar 1,333,683	Deutsche Bank AG	—	(561)	(561)
5/13/15	United States Dollar 4,517,013	Indonesian Rupiah 58,495,323,000	BNP Paribas	—	(14,440)	(14,440)
5/13/15	United States Dollar 3,970,017	Indonesian Rupiah 51,451,424,000	Goldman Sachs International	—	(9,636)	(9,636)
5/18/15	Euro 10,603,162	Swedish Krona 98,221,000	Deutsche Bank AG	—	(118,357)	(118,357)
5/19/15	Indian Rupee 95,624,000	United States Dollar 1,506,602	BNP Paribas	6,613	—	6,613
5/19/15	United States Dollar 1,884,543	Chilean Peso 1,179,347,000	BNP Paribas	40,953	—	40,953
5/19/15	United States Dollar 309,381	Mexican Peso 4,622,000	JPMorgan Chase Bank, N.A.	—	(8,418)	(8,418)
5/19/15	United States Dollar 303,580	Mexican Peso 4,537,000	Morgan Stanley & Co. International PLC	—	(8,152)	(8,152)
5/21/15	New Turkish Lira 39,391,000	United States Dollar 16,428,065	BNP Paribas	1,762,608	—	1,762,608
5/21/15	New Turkish Lira 4,566,000	United States Dollar 1,947,412	Deutsche Bank AG	247,469	—	247,469
5/21/15	New Turkish Lira 4,807,074	United States Dollar 1,830,708	Goldman Sachs International	41,012	—	41,012
5/21/15	United States Dollar 26,253,183	New Turkish Lira 63,611,462	Standard Chartered Bank	—	(2,570,334)	(2,570,334)
5/26/15	United States Dollar 4,122,009	Indian Rupee 260,370,000	Bank of America, N.A.	—	(45,272)	(45,272)
5/26/15	United States Dollar 4,515,428	Indian Rupee 285,217,000	Deutsche Bank AG	—	(49,650)	(49,650)
5/27/15	Euro 17,648,933	United States Dollar 19,934,470	Bank of America, N.A.	111,742	—	111,742
5/27/15	Euro 340,544	United States Dollar 361,508	Goldman Sachs International	—	(20,981)	(20,981)
5/27/15	United States Dollar 1,097,260	Euro 1,012,972	BNP Paribas	40,478	—	40,478
6/3/15	Euro 738,787	United States Dollar 842,217	Goldman Sachs International	12,359	—	12,359
6/3/15	United States Dollar 1,530,976	Euro 1,342,961	Goldman Sachs International	—	(22,467)	(22,467)
6/4/15	British Pound Sterling 1,848,035	Euro 2,562,000	BNP Paribas	41,734	—	41,734
6/4/15	Euro 10,150,337	British Pound Sterling 7,410,000	Standard Chartered Bank	—	(29,820)	(29,820)

26

International Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/4/15	United States Dollar 2,190,469	Kenyan Shilling 205,466,000	Citibank, N.A.	$—	$(30,508)	$(30,508)
6/5/15	Euro 565,611	United States Dollar 644,329	Goldman Sachs International	8,979	—	8,979
6/5/15	Euro 15,508,234	United States Dollar 17,716,762	Standard Chartered Bank	296,364	—	296,364
6/5/15	Serbian Dinar 71,446,193	Euro 587,551	Citibank, N.A.	—	(5,800)	(5,800)
6/8/15	Philippine Peso 103,856,000	United States Dollar 2,343,850	Nomura International PLC	19,084	—	19,084
6/8/15	United States Dollar 1,153,683	Philippine Peso 51,456,000	Citibank, N.A.	—	(1,866)	(1,866)
6/9/15	United States Dollar 714,693	Indian Rupee 45,020,000	Deutsche Bank AG	—	(12,156)	(12,156)
6/9/15	United States Dollar 911,083	Indian Rupee 57,391,000	Standard Chartered Bank	—	(15,497)	(15,497)
6/11/15	Euro 8,619,014	Polish Zloty 34,665,676	Bank of America, N.A.	—	(64,799)	(64,799)
6/11/15	Euro 6,667,380	Polish Zloty 26,803,000	Standard Chartered Bank	—	(53,789)	(53,789)
6/11/15	United States Dollar 1,373,208	Zambian Kwacha 10,251,000	Standard Chartered Bank	—	(21,723)	(21,723)
6/12/15	United States Dollar 2,480,721	Singapore Dollar 3,442,000	Barclays Bank PLC	118,617	—	118,617
6/12/15	United States Dollar 851,811	Zambian Kwacha 6,231,000	Citibank, N.A.	—	(30,671)	(30,671)
6/12/15	United States Dollar 565,081	Zambian Kwacha 4,026,200	Citibank, N.A.	—	(34,496)	(34,496)
6/12/15	United States Dollar 1,380,421	Zambian Kwacha 9,708,500	Citibank, N.A.	—	(101,005)	(101,005)
6/15/15	United States Dollar 8,774,741	Ugandan Shilling 24,332,358,157	Citibank, N.A.	—	(746,982)	(746,982)
6/17/15	United States Dollar 1,363,394	Zambian Kwacha 10,042,000	Standard Chartered Bank	—	(42,849)	(42,849)
6/18/15	Euro 5,309,553	Norwegian Krone 46,093,000	BNP Paribas	148,618	—	148,618
6/18/15	United States Dollar 4,844,086	Chilean Peso 3,122,498,000	BNP Paribas	239,778	—	239,778
6/18/15	United States Dollar 3,316,081	Chilean Peso 2,129,090,000	BNP Paribas	150,376	—	150,376
6/18/15	United States Dollar 1,081,979	Chilean Peso 672,017,000	BNP Paribas	12,159	—	12,159
6/18/15	United States Dollar 798,031	Zambian Kwacha 5,818,600	Standard Chartered Bank	—	(33,198)	(33,198)
6/18/15	United States Dollar 1,871,294	Zambian Kwacha 13,692,200	Standard Chartered Bank	—	(71,506)	(71,506)
6/22/15	United States Dollar 5,805,159	Indian Rupee 365,651,000	BNP Paribas	—	(112,778)	(112,778)

27

International Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/22/15	United States Dollar 3,068,644	Indian Rupee 193,320,000	Goldman Sachs International	$—	$(59,078)	$(59,078)
6/23/15	United States Dollar 7,470,848	Yuan Renminbi Offshore 46,577,000	Bank of America, N.A.	—	(1,683)	(1,683)
6/25/15	United States Dollar 2,655,837	Zambian Kwacha 18,883,000	Barclays Bank PLC	—	(181,119)	(181,119)
6/30/15	Euro 1,100,936	Romanian Leu 4,881,000	BNP Paribas	358	—	358
7/6/15	United States Dollar 5,522,354	Singapore Dollar 7,300,000	Bank of America, N.A.	—	(11,423)	(11,423)
7/8/15	United States Dollar 466,437	Colombian Peso 1,162,361,000	BNP Paribas	18,699	—	18,699
7/15/15	Euro 3,441,640	United States Dollar 3,711,876	Standard Chartered Bank	—	(156,197)	(156,197)
7/15/15	United States Dollar 1,082,620	Euro 1,007,481	BNP Paribas	49,692	—	49,692
7/22/15	Euro 9,693,278	United States Dollar 10,239,640	Standard Chartered Bank	—	(655,758)	(655,758)
8/4/15	United States Dollar 6,338,075	Philippine Peso 283,350,000	Australia and New Zealand Banking Group Limited	—	(14,004)	(14,004)

8/4/15	United States Dollar 6,318,391	Philippine Peso 282,470,000	Nomura International PLC	—	(13,961)	(13,961)
9/21/15	United States Dollar 2,604,905	Mauritian Rupee 95,600,000	Standard Chartered Bank	154,418	—	154,418
9/28/15	United States Dollar 414,259	Azerbaijani Manat 337,000	Standard Bank PLC	—	(82,109)	(82,109)
10/8/15	United States Dollar 5,605,800	Azerbaijani Manat 4,562,000	Standard Bank PLC	—	(1,118,734)	(1,118,734)
10/26/15	United States Dollar 1,838,832	Uruguayan Peso 51,000,000	HSBC Bank USA, N.A.	—	(1,551)	(1,551)
10/28/15	United States Dollar 596,335	Zambian Kwacha 4,803,000	Standard Chartered Bank	—	(4,048)	(4,048)
1/13/16	New Turkish Lira 2,536,000	United States Dollar 920,191	BNP Paribas	34,020	—	34,020
1/13/16	New Turkish Lira 1,294,000	United States Dollar 475,351	BNP Paribas	23,180	—	23,180
1/13/16	New Turkish Lira 3,873,510	United States Dollar 1,375,781	BNP Paribas	22,235	—	22,235
1/13/16	New Turkish Lira 2,633,000	United States Dollar 966,586	Standard Chartered Bank	46,520	—	46,520
1/13/16	United States Dollar 3,252,792	New Turkish Lira 7,979,000	Bank of America, N.A.	—	(464,637)	(464,637)
1/13/16	United States Dollar 965,599	New Turkish Lira 2,357,510	Deutsche Bank AG	—	(141,799)	(141,799)

				$4,451,451	$(7,594,642)	$(3,143,191)

28

International Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

6/15	34 U.S. 5-Year Treasury Note	Short	$(4,045,554)	$(4,084,515)	$(38,961)
6/15	14 U.S. 10-Year Treasury Note	Short	(1,780,373)	(1,797,250)	(16,877)
6/15	7 U.S. Long Treasury Bond	Short	(1,119,146)	(1,117,156)	1,990

					$(53,848)

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $7,594,642. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $4,595,420 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2015.

29

International Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$4,451,451	(1)	$(7,594,642	)(2)
Interest Rate	Financial futures contracts	1,990	(3)	(55,838	)(3)

Total		$4,453,441		$(7,650,480)

Derivatives not subject to master netting or similar agreements		$1,990		$(55,838)

Total Derivatives subject to master netting or similar agreements		$4,451,451		$(7,594,642)

(1)	Consolidated Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Consolidated Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(3)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$353,842	$(353,842)	$—	$—	$—
Barclays Bank PLC	118,617	(118,617)	—	—	—
BNP Paribas	2,591,501	(269,491)	(2,322,010)	—	—
Deutsche Bank AG	365,664	(322,523)	—	(43,141)	—
Goldman Sachs International	74,918	(74,918)	—	—	—
JPMorgan Chase Bank, N.A.	240,942	(8,418)	—	(232,524)	—
Morgan Stanley & Co. International PLC	9,221	(8,152)	(1,069)	—	—
Nomura International PLC	19,084	(13,961)	—	—	5,123
Standard Chartered Bank	677,662	(677,662)	—	—	—

	$4,451,451	$(1,847,584)	$(2,323,079)	$(275,665)	$5,123

30

International Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(14,004)	$—	$—	$—	$(14,004)
Bank of America, N.A.	(587,814)	353,842	—	—	(233,972)
Barclays Bank PLC	(181,119)	118,617	62,502	—	—
BNP Paribas	(269,491)	269,491	—	—	—
Citibank, N.A.	(1,079,821)	—	1,079,821	—	—
Deutsche Bank AG	(322,523)	322,523	—	—	—
Goldman Sachs International	(204,423)	74,918	72,002	—	(57,503)
HSBC Bank USA, N.A.	(1,551)	—	—	—	(1,551)
JPMorgan Chase Bank, N.A.	(8,418)	8,418	—	—	—
Morgan Stanley & Co. International PLC	(8,152)	8,152	—	—	—
Nomura International PLC	(13,961)	13,961	—	—	—
Standard Bank PLC	(1,200,843)	—	1,046,340	—	(154,503)
Standard Chartered Bank	(3,702,522)	677,662	1,675,828	—	(1,349,032)

	$(7,594,642)	$1,847,584	$3,936,493	$—	$(1,810,565)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Foreign Exchange	Forward foreign currency exchange contracts	$9,771,854	$(8,009,436)
Interest Rate	Financial futures contracts	(165,022)	9,556

Total		$9,606,832	$(7,999,880)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions and Financial futures contracts, respectively.

(2)

Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts and Financial futures contracts, respectively.

The average notional amounts of futures contracts and forward foreign currency exchange contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were approximately $6,848,000 and $435,119,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

31

International Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$130,112,868	$—	$130,112,868
Foreign Corporate Bonds	—	1,530,041	—	1,530,041
Collateralized Mortgage Obligations	—	908,551	—	908,551
Mortgage Pass-Throughs	—	4,647,212	—	4,647,212
U.S. Treasury Obligations	—	50,632,754	—	50,632,754
Short-Term Investments —
Foreign Government Securities	—	44,604,218	—	44,604,218
U.S. Treasury Obligations	—	51,000,253	—	51,000,253
Other	—	54,435,142	—	54,435,142

Total Investments	$—	$337,871,039	$—	$337,871,039

Forward Foreign Currency Exchange Contracts	$—	$4,451,451	$—	$4,451,451
Futures Contracts	1,990	—	—	1,990

Total	$1,990	$342,322,490	$—	$342,324,480

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(7,594,642)	$—	$(7,594,642)
Futures Contracts	(55,838)	—	—	(55,838)

Total	$(55,838)	$(7,594,642)	$—	$(7,650,480)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

32

Eaton Vance

Diversified Currency Income Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Eaton Vance

Diversified Currency Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Diversified Currency Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolio, including the provision of administrative services.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

34

Eaton Vance

Diversified Currency Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

35

Eaton Vance

Diversified Currency Income Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Diversified Currency Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of International Income Portfolio

John R. Baur

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Diversified Currency Income Fund and International Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Diversified Currency Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7758    4.30.15

Eaton Vance

Emerging Markets Local

Income Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Emerging Markets Local Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	46

Officers and Trustees	49

Important Notices	50

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Performance1,2

Portfolio Managers John R. Baur and Michael A. Cirami, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/27/2007	06/27/2007	–7.44%	–7.32%	0.50%	4.43%
Class A with 4.75% Maximum Sales Charge	—	—	–11.83	–11.76	–0.47	3.78
Class C at NAV	08/03/2010	06/27/2007	–7.72	–7.88	–0.13	4.01
Class C with 1% Maximum Sales Charge	—	—	–8.61	–8.73	–0.13	4.01
Class I at NAV	11/30/2009	06/27/2007	–7.22	–7.03	0.83	4.60
JPMorgan Government Bond Index: Emerging Market	—	—	–8.24%	–9.35%	1.00%	4.68%
(JPM GBI-EM) Global Diversified (Unhedged)

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.37%	2.07%	1.07%
Net				1.25	1.95	0.95

Fund Profile4

Asset Allocation (% of net assets)5

*	Net of securities sold short.

Foreign Currency Exposure (% of net assets)[6]
Mexico	12.1%	Bosnia and Herzegovina	1.1%
Brazil	9.8	Romania	1.0
Poland	9.0	Kenya	0.6
Indonesia	8.5	Uganda	0.2
Colombia	6.2	Albania	0.2
Turkey	6.1	Costa Rica	0.0	*
Malaysia	5.5	Japan	0.0	*
India	5.5	Vietnam	0.0	*
Serbia	5.4	Ghana	0.0	*
South Africa	5.2	Nigeria	0.0	*
Lebanon	3.7	Taiwan	0.0	*
Thailand	3.3	Egypt	0.0	*
Bangladesh	3.2	New Zealand	0.0	*
Philippines	2.7	United Kingdom	–0.0	*
Sri Lanka	2.7	Hungary	–0.1
Russia	2.6	Euro	–7.5
Zambia	2.6	Total Long	102.9
Azerbaijan	2.5	Total Short	–7.6
Uruguay	1.9	Total Net	95.3
Dominican Republic	1.3

*	Amount is less than 0.05% or -0.05%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified (Unhedged) is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The Gross Expense Ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense associated with certain investment transactions. Net expense ratios reflect contractual expense reimbursements that continue through 2/29/16. Without the reimbursements, performance would have been lower.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other net assets represents other assets less liabilities and includes investment types, if any, each less than 1% of net assets.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$925.60	$6.30	**	1.32%
Class C	$1,000.00	$922.80	$9.63	**	2.02%
Class I	$1,000.00	$927.80	$4.88	**	1.02%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.61	**	1.32%
Class C	$1,000.00	$1,014.80	$10.09	**	2.02%
Class I	$1,000.00	$1,019.70	$5.11	**	1.02%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Emerging Markets Local Income Portfolio, at value (identified cost, $282,512,068)	$256,476,052
Receivable for Fund shares sold	695,918
Receivable from affiliate	37,992
Total assets	$257,209,962

Liabilities
Payable for Fund shares redeemed	$848,945
Payable to affiliates:
Distribution and service fees	58,109
Trustees’ fees	42
Accrued expenses	86,983
Total liabilities	$994,079
Net Assets	$256,215,883

Sources of Net Assets
Paid-in capital	$352,480,730
Accumulated net realized loss from Portfolio	(50,595,798)
Accumulated distributions in excess of net investment income	(19,633,033)
Net unrealized depreciation from Portfolio	(26,036,016)
Total	$256,215,883

Class A Shares
Net Assets	$85,674,719
Shares Outstanding	11,784,944
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.27
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$7.63

Class C Shares
Net Assets	$45,026,680
Shares Outstanding	6,169,565
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.30

Class I Shares
Net Assets	$125,514,484
Shares Outstanding	17,221,109
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.29

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest allocated from Portfolio (net of foreign taxes, $385,661)	$9,829,109
Expenses, excluding interest expense, allocated from Portfolio	(1,251,834)
Interest expense allocated from Portfolio	(100,074)
Total investment income from Portfolio	$8,477,201

Expenses
Distribution and service fees
Class A	$143,808
Class C	246,356
Trustees’ fees and expenses	250
Custodian fee	12,491
Transfer and dividend disbursing agent fees	122,881
Legal and accounting services	14,247
Printing and postage	53,119
Registration fees	43,722
Miscellaneous	6,850
Total expenses	$643,724
Deduct —
Allocation of expenses to affiliate	$169,244
Total expense reductions	$169,244

Net expenses	$474,480

Net investment income	$8,002,721

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $135,791)	$(28,340,832)
Futures contracts	(1,133,009)
Swap contracts	1,911,245
Foreign currency and forward foreign currency exchange contract transactions	(12,710,516)
Non-deliverable bond forward contracts	163,171
Net realized loss	$(40,109,941)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $31,669)	$9,337,495
Securities sold short	157,097
Futures contracts	91,476
Swap contracts	(4,470,652)
Foreign currency and forward foreign currency exchange contracts	1,875,405
Non-deliverable bond forward contracts	147,953
Net change in unrealized appreciation (depreciation)	$7,138,774

Net realized and unrealized loss	$(32,971,167)

Net decrease in net assets from operations	$(24,968,446)

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$8,002,721	$20,259,803
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	(40,109,941)	(31,427,193)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	7,138,774	2,666,835
Net decrease in net assets from operations	$(24,968,446)	$(8,500,555)
Distributions to shareholders —
From net investment income
Class A	$(4,287,424)	$(1,270,063)
Class C	(1,981,602)	(493,079)
Class I	(6,435,488)	(1,674,172)
Tax return of capital
Class A	—	(10,306,175)
Class C	—	(4,391,212)
Class I	—	(13,122,702)
Total distributions to shareholders	$(12,704,514)	$(31,257,403)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,250,907	$54,599,616
Class C	4,222,788	12,757,425
Class I	30,666,061	108,282,466
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,051,977	11,061,379
Class C	1,684,576	4,180,543
Class I	5,355,855	11,408,483
Cost of shares redeemed
Class A	(40,970,578)	(132,824,333)
Class C	(14,471,742)	(38,073,999)
Class I	(62,234,823)	(161,739,205)
Net decrease in net assets from Fund share transactions	$(55,444,979)	$(130,347,625)

Net decrease in net assets	$(93,117,939)	$(170,105,583)

Net Assets
At beginning of period	$349,333,822	$519,439,405
At end of period	$256,215,883	$349,333,822

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(19,633,033)	$(14,931,240)

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$8.220		$8.950		$9.970		$10.020		$10.830		$9.850

Income (Loss) From Operations
Net investment income(1)	$0.212		$0.442		$0.469		$0.504		$0.470		$0.450
Net realized and unrealized gain (loss)	(0.820)		(0.482)		(0.799)		0.190		(0.498)		1.312

Total income (loss) from operations	$(0.608)		$(0.040)		$(0.330)		$0.694		$(0.028)		$1.762

Less Distributions
From net investment income	$(0.342)		$(0.051)		$(0.109)		$(0.410)		$(0.527)		$(0.658)
From net realized gain	—		—		—		(0.050)		—		(0.026)
Tax return of capital	—		(0.639)		(0.581)		(0.284)		(0.255)		(0.098)

Total distributions	$(0.342)		$(0.690)		$(0.690)		$(0.744)		$(0.782)		$(0.782)

Net asset value — End of period	$7.270		$8.220		$8.950		$9.970		$10.020		$10.830

Total Return(2)	(7.44	)%(3)	(0.39)%		(3.51)%		7.31%		(0.33)%		18.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$85,675		$119,340		$200,340		$261,862		$307,098		$175,501
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.32	%(7)(8)	1.31	%(8)	1.39	%(8)	1.40	%(8)	1.33	%(8)	1.25%
Net investment income	5.68	%(7)	5.17%		4.84%		5.13%		4.48%		4.28%
Portfolio Turnover of the Portfolio	20	%(3)	97%		27%		24%		16%		17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser subsidized certain operating expenses (equal to 0.12%, 0.06%, 0.02%, 0.01%, 0.07% and 0.36% of average daily net assets for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012, 2011 and 2010, respectively).

(7)	Annualized.

(8)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.07%, 0.06%, 0.14%, 0.15% and 0.08% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,								Period Ended October 31, 2010(1)
			2014		2013		2012		2011
Net asset value — Beginning of period	$8.240		$8.960		$9.980		$10.030		$10.840		$10.430

Income (Loss) From Operations
Net investment income(2)	$0.187		$0.382		$0.400		$0.435		$0.395		$0.073
Net realized and unrealized gain (loss)	(0.820)		(0.483)		(0.799)		0.191		(0.497)		0.510

Total income (loss) from operations	$(0.633)		$(0.101)		$(0.399)		$0.626		$(0.102)		$0.583

Less Distributions
From net investment income	$(0.307)		$(0.046)		$(0.099)		$(0.370)		$(0.477)		$(0.128)
From net realized gain	—		—		—		(0.050)		—		(0.026)
Tax return of capital	—		(0.573)		(0.522)		(0.256)		(0.231)		(0.019)

Total distributions	$(0.307)		$(0.619)		$(0.621)		$(0.676)		$(0.708)		$(0.173)

Net asset value — End of period	$7.300		$8.240		$8.960		$9.980		$10.030		$10.840

Total Return(3)	(7.72	)%(4)	(1.09)%		(4.20)%		6.57%		(1.02)%		5.63	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,027		$60,083		$87,604		$101,085		$99,260		$34,064
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	2.02	%(8)(9)	2.01	%(9)	2.09	%(9)	2.10	%(9)	2.03	%(9)	1.95	%(8)
Net investment income	4.98	%(8)	4.47%		4.13%		4.43%		3.77%		2.74	%(8)
Portfolio Turnover of the Portfolio	20	%(4)	97%		27%		24%		16%		17	%(10)

(1)	For the period from commencement of operations on August 3, 2010 to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser subsidized certain operating expenses (equal to 0.12%, 0.06%, 0.02%, 0.01%, 0.07% and 0.36% of average daily net assets for the six months ended April 30, 2015, the years ended October 31, 2014, 2013, 2012 and 2011 and for the period from commencement of operations on August 3, 2010 to October 31, 2010, respectively).

(8)	Annualized.

(9)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.07%, 0.06%, 0.14%, 0.15% and 0.08% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(10)	For the Portfolio’s year ended October 31, 2010.

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,								Period Ended October 31, 2010(1)
			2014		2013		2012		2011
Net asset value — Beginning of period	$8.240		$8.990		$10.010		$10.060		$10.870		$10.060

Income (Loss) From Operations
Net investment income(2)	$0.224		$0.467		$0.497		$0.535		$0.507		$0.438
Net realized and unrealized gain (loss)	(0.815)		(0.494)		(0.795)		0.191		(0.505)		1.115

Total income (loss) from operations	$(0.591)		$(0.027)		$(0.298)		$0.726		$0.002		$1.553

Less Distributions
From net investment income	$(0.359)		$(0.054)		$(0.114)		$(0.429)		$(0.547)		$(0.624)
From net realized gain	—		—		—		(0.050)		—		(0.026)
Tax return of capital	—		(0.669)		(0.608)		(0.297)		(0.265)		(0.093)

Total distributions	$(0.359)		$(0.723)		$(0.722)		$(0.776)		$(0.812)		$(0.743)

Net asset value — End of period	$7.290		$8.240		$8.990		$10.010		$10.060		$10.870

Total Return(3)	(7.22	)%(4)	(0.24)%		(3.17)%		7.64%		(0.03)%		16.13	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$125,514		$169,911		$231,496		$243,728		$217,232		$46,791
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.02	%(8)(9)	1.01	%(9)	1.09	%(9)	1.10	%(9)	1.04	%(9)	0.95	%(8)
Net investment income	5.98	%(8)	5.46%		5.13%		5.43%		4.81%		4.51	%(8)
Portfolio Turnover of the Portfolio	20	%(4)	97%		27%		24%		16%		17	%(10)

(1)	For the period from commencement of operations on November 30, 2009 to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser subsidized certain operating expenses (equal to 0.12%, 0.06%, 0.02%, 0.01%, 0.07% and 0.36% of average daily net assets for the six months ended April 30, 2015, the years ended October 31, 2014, 2013, 2012 and 2011 and for the period from commencement of operations on November 30, 2009 to October 31, 2010, respectively).

(8)	Annualized.

(9)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.07%, 0.06%, 0.14%, 0.15% and 0.09% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(10)	For the Portfolio’s year ended October 31, 2010.

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (79.2% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $4,562,508 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2014, $1,645,269 are short-term and $2,917,239 are long-term.

Additionally, at October 31, 2014, the Fund had a late year ordinary loss of $15,931,466 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2015, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.25%, 1.95% and 0.95% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2016. Pursuant to this agreement, EVM was allocated $169,244 of the Fund’s operating expenses for the six months ended April 30, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $2,735 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $25,135 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $143,808 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $184,767 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $61,589 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

12

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $13,000 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $12,512,182 and $81,135,964, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	2,167,328	6,381,868
Issued to shareholders electing to receive payments of distributions in Fund shares	539,781	1,305,623
Redemptions	(5,444,506)	(15,545,375)

Net decrease	(2,737,397)	(7,857,884)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	567,170	1,492,303
Issued to shareholders electing to receive payments of distributions in Fund shares	223,868	492,709
Redemptions	(1,913,998)	(4,466,353)

Net decrease	(1,122,960)	(2,481,341)

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	4,054,543	12,550,162
Issued to shareholders electing to receive payments of distributions in Fund shares	712,739	1,343,794
Redemptions	(8,159,160)	(19,044,135)

Net decrease	(3,391,878)	(5,150,179)

13

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 68.9%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.7%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$1,737,531
Republic of Albania, 8.93%, 4/23/25	ALL	66,500	534,093

Total Albania			$2,271,624

Angola — 0.3%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	1,000	$1,041,620

Total Angola			$1,041,620

Argentina — 1.5%
Republic of Argentina, 8.28%, 12/31/33(2)	USD	5,412	$4,959,550

Total Argentina			$4,959,550

Bangladesh — 3.2%
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	83,900	$1,115,657
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	1,021,322
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,695,854
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	301,600	4,099,188
Bangladesh Treasury Bond, 11.70%, 6/5/18	BDT	140,000	1,941,401
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	29,600	408,931

Total Bangladesh			$10,282,353

Barbados — 1.3%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,360,875
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	787	688,625

Total Barbados			$4,049,500

Bosnia and Herzegovina — 1.1%
Bosnia and Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120	$68,885
Republic of Srpska, 1.50%, 6/30/23	BAM	292	131,364
Republic of Srpska, 1.50%, 10/30/23	BAM	796	347,411
Republic of Srpska, 1.50%, 12/15/23	BAM	43	18,787
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,291,726
Republic of Srpska, 1.50%, 6/9/25	BAM	534	220,578
Republic of Srpska, 1.50%, 12/24/25	BAM	581	230,294
Republic of Srpska, 1.50%, 9/25/26	BAM	361	140,043
Republic of Srpska, 9.00%, 9/26/27	BAM	109	39,913

Total Bosnia and Herzegovina			$3,489,001

Security		Principal Amount (000’s omitted)	Value

Brazil — 1.7%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	12,490	$3,947,565
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	1,522,486

Total Brazil			$5,470,051

Colombia — 4.8%
Republic of Colombia, 5.00%, 6/15/45	USD	1,850	$1,877,750
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	2,993,107
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,811,544
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	17,661,000	8,797,877

Total Colombia			$15,480,278

Costa Rica — 0.0%(4)
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	62,226	$103,915
Titulo Propiedad UD, 1.63%, 7/13/16(5)	CRC	6,991	12,964

Total Costa Rica			$116,879

Dominican Republic — 1.5%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(3)	DOP	15,020	$354,841
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	669	727,126
Dominican Republic International Bond, 11.50%, 5/10/24(3)	DOP	28,000	675,175
Dominican Republic International Bond, 14.00%, 4/30/21(3)	DOP	8,500	218,964
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	26,400	705,827
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	2,300	61,492
Dominican Republic International Bond, 15.95%, 6/4/21(3)	DOP	17,000	485,281
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	52,700	1,687,270
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	1,000	32,017

Total Dominican Republic			$4,947,993

Ecuador — 4.3%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	4,334	$4,247,320
Republic of Ecuador, 7.95%, 6/20/24(3)	USD	600	588,000
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	8,739	8,935,627

Total Ecuador			$13,770,947

14	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Fiji — 0.6%
Republic of Fiji, 9.00%, 3/15/16	USD	1,737	$1,786,409

Total Fiji			$1,786,409

Hungary — 1.8%
Hungary Government Bond, 6.50%, 6/24/19	HUF	274,340	$1,162,092
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980	4,662,829

Total Hungary			$5,824,921

Indonesia — 7.1%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,272,118
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	3,000,205
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	374,936
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	914,614
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,130,373
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,595,318
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	2,992,721
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,392,590
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	498,486
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,955,805
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	762,021
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,036,827

Total Indonesia			$22,926,014

Iraq — 1.4%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	5,217	$4,525,748

Total Iraq			$4,525,748

Ivory Coast — 0.2%
Ivory Coast, 6.375%, 3/3/28(3)(6)	USD	600	$604,500

Total Ivory Coast			$604,500

Jamaica — 0.1%
Jamaica Government International Bond, 9.00%, 6/2/15	USD	205	$205,769

Total Jamaica			$205,769

Jordan — 2.6%
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	8,300	$8,366,276

Total Jordan			$8,366,276

Kenya — 0.6%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,886,641

Total Kenya			$1,886,641

Security		Principal Amount (000’s omitted)	Value

Lebanon — 1.4%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	400	$399,040
Lebanese Republic, 8.50%, 1/19/16(1)	USD	4,065	4,201,177

Total Lebanon			$4,600,217

Macedonia — 1.7%
Republic of Macedonia, 3.975%, 7/24/21(3)	EUR	4,871	$5,606,027

Total Macedonia			$5,606,027

Mexico — 2.5%
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	$3,078,412
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,924,728
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	2,041,937

Total Mexico			$8,045,077

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$930,693

Total Nigeria			$930,693

Pakistan — 0.5%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	1,630	$1,715,575

Total Pakistan			$1,715,575

Philippines — 3.0%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$2,160,081
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	7,492,744

Total Philippines			$9,652,825

Romania — 4.2%
Romania Government Bond, 5.75%, 1/27/16	RON	3,540	$928,778
Romania Government Bond, 5.85%, 4/26/23	RON	1,500	453,781
Romania Government Bond, 5.95%, 6/11/21	RON	38,430	11,497,772
Romania Government Bond, 6.00%, 4/30/16	RON	3,000	799,022

Total Romania			$13,679,353

Russia — 2.4%
Russia Government Bond, 7.00%, 8/16/23	RUB	126,860	$1,996,414
Russia Government Bond, 7.40%, 6/14/17	RUB	37,974	698,512
Russia Government Bond, 7.50%, 3/15/18	RUB	102,246	1,838,086
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	2,551,556
Russia Government Bond, 8.15%, 2/3/27	RUB	46,345	773,766

Total Russia			$7,858,334

15	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)(6)	USD	1,640	$1,677,389

Total Rwanda			$1,677,389

Serbia — 7.4%
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	1,485	$1,700,818
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	454,900	4,307,232
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	75,400	716,651
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	915,010
Serbia Treasury Bond, 10.00%, 5/22/16	RSD	700,500	6,698,320
Serbia Treasury Bond, 10.00%, 6/12/16	RSD	169,090	1,617,845
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	105,310	1,016,347
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	28,730	278,958
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	821,942
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	5,848,301

Total Serbia			$23,921,424

South Africa — 2.1%
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745	$3,703,506
Republic of South Africa, 7.00%, 2/28/31	ZAR	25,285	1,864,617
Republic of South Africa, 10.50%, 12/21/26(6)	ZAR	13,176	1,323,935

Total South Africa			$6,892,058

Sri Lanka — 0.8%
Sri Lanka Government Bond, 8.50%, 11/1/15	LKR	173,670	$1,313,389
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	37,200	287,964
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	73,060	626,753
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	50,780	436,771

Total Sri Lanka			$2,664,877

Thailand — 1.7%
Kingdom of Thailand, 3.625%, 6/16/23	THB	132,132	$4,371,323
Kingdom of Thailand, 3.85%, 12/12/25	THB	31,938	1,092,222

Total Thailand			$5,463,545

Turkey — 0.8%
Turkey Government Bond, 6.30%, 2/14/18	TRY	7,829	$2,705,994

Total Turkey			$2,705,994

Uruguay — 0.7%
Monetary Regulation Bill, 0.00%, 7/2/15(5)	UYU	22,985	$867,284
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	8,480	309,371
Monetary Regulation Bill, 0.00%, 4/21/16(5)	UYU	13,500	492,846

Security		Principal Amount (000’s omitted)	Value

Uruguay (continued)
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	6,755	$218,662
Republic of Uruguay, 5.00%, 9/14/18(5)	UYU	3,184	124,213
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	309,459

Total Uruguay			$2,321,835

Venezuela — 3.2%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(6)	USD	4,202	$3,592,710
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(6)	USD	7,415	3,688,962
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	6,128	3,140,600

Total Venezuela			$10,422,272

Zambia — 0.9%
Zambia Government Bond, 11.00%, 9/2/19	ZMW	30,900	$3,014,079

Total Zambia			$3,014,079

Total Foreign Government Bonds (identified cost $253,657,233)			$223,177,648

Foreign Corporate Bonds — 7.9%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(7)	USD	400	$386,000

Total Azerbaijan			$386,000

Brazil — 0.5%
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	1,435	$1,436,004
Petrobras International Finance Co. SA, 3.875%, 1/27/16	USD	418	419,200

Total Brazil			$1,855,204

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$313,461

Total Colombia			$313,461

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$943,739

Total Finland			$943,739

16	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia — 1.6%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	5,051	$5,318,703

Total Georgia			$5,318,703

India — 1.3%
Export-Import Bank of India, 8.87%, 10/30/29	INR	15,000	$250,651
Food Corp. of India, 9.95%, 3/7/22	INR	50,000	862,645
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	35,000	564,882
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	15,000	245,429
NTPC, Ltd., 9.17%, 9/22/24	INR	35,000	584,919
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	50,000	812,139
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	15,000	245,806
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	50,000	805,525

Total India			$4,371,996

Mexico — 0.5%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$393,876
Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	10,630	673,815
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	397,957

Total Mexico			$1,465,648

Netherlands — 0.1%
Rabobank Nederland, 0.50%, 11/26/21	ZAR	9,400	$454,898

Total Netherlands			$454,898

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$281,107

Total South Korea			$281,107

Sri Lanka — 0.3%
Bank of Ceylon, 6.875%, 5/3/17(1)	USD	841	$867,281

Total Sri Lanka			$867,281

Supranational — 2.1%
African Development Bank, 0.50%, 10/26/21	ZAR	9,300	$468,141
Asian Development Bank, 6.64%, 6/18/15	TRY	440	164,403
Inter-American Development Bank, 7.35%, 9/12/18	IDR	53,440,000	4,034,189
International Bank for Reconstruction & Development, 3.40%, 4/15/17(5)	UYU	43,191	1,634,113
International Finance Corp., 4.45%, 2/26/16	RUB	11,600	210,448
International Finance Corp., 4.50%, 3/29/16	RUB	12,800	230,293

Total Supranational			$6,741,587

Security		Principal Amount (000’s omitted)	Value

Sweden — 0.4%
Svensk Exportkredit AB, 0.50%, 6/26/15	TRY	2,550	$938,475
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	26,155
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	208,291

Total Sweden			$1,172,921

Venezuela — 0.5%
Petroleos de Venezuela SA, 8.50%, 11/2/17(1)	USD	1,938	$1,503,888

Total Venezuela			$1,503,888

Total Foreign Corporate Bonds (identified cost $27,643,891)			$25,676,433

Sovereign Loans — 0.7%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.7%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed) Term Loan, 3.45%, Maturing August 1, 2021(8)(9)(10)(11)		$2,400	$2,345,668

Total Ethiopia			$2,345,668

Total Sovereign Loans (identified cost $2,178,060)			$2,345,668

Short-Term Investments — 18.8%

Foreign Government Securities — 6.4%

Security		Principal Amount (000’s omitted)	Value

Lebanon — 3.7%
Lebanon Treasury Bill, 0.00%, 6/4/15	LBP	14,314,300	$9,462,261
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	570,000	375,315
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	273,900	180,194
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	373,300	245,092
Lebanon Treasury Bill, 0.00%, 10/15/15	LBP	547,600	355,858
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	1,902,400	1,219,859

Total Lebanon			$11,838,579

17	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Serbia — 0.2%
Serbia Treasury Bill, 0.00%, 5/6/15	EUR	595	$668,090

Total Serbia			$668,090

Sri Lanka — 1.7%
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	49,890	$371,139
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	136,550	981,955
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	6,400	45,687
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	569,800	4,062,630
Sri Lanka Treasury Bill, 0.00%, 3/11/16	LKR	28,610	203,495

Total Sri Lanka			$5,664,906

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 5/28/15	UGX	520,300	$172,355
Uganda Treasury Bill, 0.00%, 6/11/15	UGX	710,000	234,013
Uganda Treasury Bill, 0.00%, 6/24/15	UGX	350,500	114,982
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	384,100	121,789

Total Uganda			$643,139

Uruguay — 0.4%
Uruguay Treasury Bill, 0.00%, 5/22/15	UYU	37,070	$1,396,831

Total Uruguay			$1,396,831

Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	4,890	$645,755

Total Zambia			$645,755

Total Foreign Government Securities (identified cost $21,236,941)			$20,857,300

U.S. Treasury Obligations — 4.4%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/14/15(12)		$5,000	$5,000,000
U.S. Treasury Bill, 0.00%, 6/18/15(12)		1,600	1,600,037
U.S. Treasury Bill, 0.00%, 1/7/16(12)		7,700	7,693,424

Total U.S. Treasury Obligations (identified cost $14,290,307)			$14,293,461

Repurchase Agreements — 1.0%

Description		Principal Amount (000’s omitted)	Value

Bank of America:
Dated 4/20/15 with a maturity date of 5/6/15, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of EUR 1,552,739, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,708,215.	EUR	1,553	$1,743,730
JPMorgan Chase Bank, N.A.:
Dated 3/18/15 with an interest rate of 6.30%, collateralized by ZAR 15,897,000 Republic of South Africa 8.50%, due 1/31/37 and a market value, including accrued interest, of $1,355,669.(13)	ZAR	16,139	1,356,670

Total Repurchase Agreements (identified cost $3,007,318)			$3,100,400

Other — 7.0%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(14)		$22,676	$22,675,951

Total Other (identified cost $22,675,951)			$22,675,951

Total Short-Term Investments (identified cost $61,210,517)			$60,927,112

Total Investments — 96.3% (identified cost $344,689,701)			$312,126,861

Less Unfunded Loan Commitments — (0.1)%			$(438,455)

Net Investments — 96.2% (identified cost $344,251,246)			$311,688,406

Other Assets, Less Liabilities — 3.8%			$12,309,986

Net Assets — 100.0%			$323,998,392

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

18	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

ALL	–	Albanian Lek
BAM	–	Bosnia – Herzegovina Convertible Mark
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $59,590,028 or 18.4% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $9,988,737 or 3.1% of the Portfolio’s net assets.

(4)	Amount is less than 0.05%.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(7)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(10)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at April 30, 2015.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(13)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

Securities Sold Short — (0.5)%

Foreign Government Bonds — (0.5)%

Security		Principal Amount (000’s omitted)	Value

Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,707,661)

Total Germany			$(1,707,661)

Total Foreign Government Bonds (proceeds $1,828,298)			$(1,707,661)

Total Securities Sold Short (proceeds $1,828,298)			$(1,707,661)

EUR	–	Euro

19	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $321,575,295)	$289,012,455
Affiliated investment, at value (identified cost, $22,675,951)	22,675,951
Cash	740,816
Restricted cash*	6,022,490
Foreign currency, at value (identified cost, $975,530)	991,626
Interest receivable	7,403,588
Interest receivable from affiliated investment	2,001
Receivable for investments sold	3,625,161
Receivable for variation margin on open financial futures contracts	170,363
Receivable for open forward foreign currency exchange contracts	6,680,971
Receivable for open swap contracts	7,195,776
Receivable for closed swap contracts	68,512
Premium paid on open non-centrally cleared swap contracts	936,954
Receivable for open non-deliverable bond forward contracts	186,697
Tax reclaims receivable	4,197
Total assets	$345,717,558

Liabilities
Cash collateral due to brokers	$3,000,000
Payable for reverse repurchase agreements, including accrued interest of $9,399	3,238,232
Payable for investments purchased	97,543
Payable for securities sold short, at value (proceeds, $1,828,298)	1,707,661
Payable for variation margin on open centrally cleared swap contracts	138,284
Payable for open forward foreign currency exchange contracts	6,968,046
Payable for open swap contracts	5,412,458
Premium received on open non-centrally cleared swap contracts	606,675
Payable to affiliates:
Investment adviser fee	171,633
Trustees’ fees	1,498
Interest payable on securities sold short	10,016
Accrued foreign capital gains taxes	225,283
Accrued expenses	141,837
Total liabilities	$21,719,166
Net Assets applicable to investors’ interest in Portfolio	$323,998,392

Sources of Net Assets
Investors’ capital	$353,796,245
Net unrealized depreciation	(29,797,853)
Total	$323,998,392

*	Represents restricted cash on deposit at the custodian and broker for open derivative contracts.

20	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest (net of foreign taxes, $478,767)	$12,197,458
Interest allocated from affiliated investment	7,510
Expenses allocated from affiliated investment	(805)
Total investment income	$12,204,163

Expenses
Investment adviser fee	$1,138,963
Trustees’ fees and expenses	8,560
Custodian fee	331,215
Legal and accounting services	53,932
Interest expense and fees	120,176
Interest expense on securities sold short	3,115
Miscellaneous	20,223
Total expenses	$1,676,184
Deduct —
Reduction of custodian fee	$87
Total expense reductions	$87

Net expenses	$1,676,097

Net investment income	$10,528,066

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $171,541)	$(31,306,941)
Investment transactions allocated from affiliated investment	30
Futures contracts	(1,405,864)
Swap contracts	2,285,532
Foreign currency and forward foreign currency exchange contract transactions	(15,820,250)
Non-deliverable bond forward contracts	202,805
Net realized loss	$(46,044,688)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $34,729)	$8,182,005
Securities sold short	195,267
Futures contracts	123,937
Swap contracts	(5,473,530)
Foreign currency and forward foreign currency exchange contracts	2,503,517
Non-deliverable bond forward contracts	186,697
Net change in unrealized appreciation (depreciation)	$5,717,893

Net realized and unrealized loss	$(40,326,795)

Net decrease in net assets from operations	$(29,798,729)

21	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$10,528,066	$24,581,595
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	(46,044,688)	(32,093,337)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	5,717,893	(1,273,035)
Net decrease in net assets from operations	$(29,798,729)	$(8,784,777)
Capital transactions —
Contributions	$12,605,460	$102,876,211
Withdrawals	(82,340,157)	(235,422,839)
Net decrease in net assets from capital transactions	$(69,734,697)	$(132,546,628)

Net decrease in net assets	$(99,533,426)	$(141,331,405)

Net Assets
At beginning of period	$423,531,818	$564,863,223
At end of period	$323,998,392	$423,531,818

22	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Consolidated Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014		2013		2012		2011		2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.96	%(2)(3)	0.92	%(3)	0.97	%(3)	0.97	%(3)	0.92	%(3)	0.93%
Net investment income	6.02	%(2)	5.53%		5.25%		5.53%		4.90%		5.30%
Portfolio Turnover	20	%(4)	97%		27%		24%		16%		17%

Total Return	(7.27	)%(4)	0.00	%(5)	(3.10)%		7.78%		0.13%		19.03%

Net assets, end of period (000’s omitted)	$323,998		$423,532		$564,863		$775,093		$803,386		$400,648

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.07%, 0.06%, 0.14%, 0.15% and 0.08% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(4)	Not annualized.

(5)	Amount is less than 0.005%.

23	See Notes to Consolidated Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 79.2%, 13.4%, 5.3% and 2.1%, respectively, in the Portfolio.

Prior to March 28, 2015, the Portfolio sought to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. As of the close of business on March 27, 2015, the Portfolio fully redeemed its investment in the Subsidiary. Net assets of the Subsidiary at such date, consisting primarily of cash and investments, were transferred to the Portfolio with no gain or loss for financial reporting purposes. The Portfolio is in the process of dissolving the Subsidiary with the Cayman Islands authorities and it is scheduled to dissolve on or about June 11, 2015. The accompanying consolidated financial statements include the accounts of the Subsidiary through March 27, 2015. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/ dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or

24

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

25

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

N  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to

26

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

O  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

P  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

Q  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

R  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.650% of its respective average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $1,138,963 or 0.65% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

27

Emerging Markets Local Income Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $59,697,752 and $131,974,995, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$343,690,538

Gross unrealized appreciation	$7,234,465
Gross unrealized depreciation	(39,236,597)

Net unrealized depreciation	$(32,002,132)

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/4/15	Euro 1,603,357	Polish Zloty 6,437,477	Bank of America, N.A.	$—	$(12,066)	$(12,066)
5/4/15	Euro 6,717,274	Polish Zloty 27,087,877	Standard Chartered Bank	—	(17,766)	(17,766)
5/4/15	Polish Zloty 15,276,877	Euro 3,804,951	Bank of America, N.A.	28,635	—	28,635
5/4/15	Polish Zloty 11,811,000	Euro 2,943,185	Standard Chartered Bank	23,784	—	23,784
5/4/15	Polish Zloty 6,437,477	Euro 1,596,371	Standard Chartered Bank	4,222	—	4,222
5/12/15	Euro 18,530,000	United States Dollar 21,170,012	Goldman Sachs International	361,750	—	361,750
5/12/15	United States Dollar 2,127,819	Mexican Peso 31,796,000	Bank of America, N.A.	—	(56,391)	(56,391)
5/12/15	United States Dollar 7,661,862	Mexican Peso 114,491,201	Bank of America, N.A.	—	(203,054)	(203,054)
5/12/15	United States Dollar 3,882,038	Mexican Peso 58,052,000	HSBC Bank USA, N.A.	—	(100,100)	(100,100)
5/12/15	United States Dollar 13,978,467	Mexican Peso 209,034,000	HSBC Bank USA, N.A.	—	(360,440)	(360,440)
5/12/15	United States Dollar 1,467,186	Mexican Peso 22,659,655	Standard Chartered Bank	9,033	—	9,033

28

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April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/13/15	Euro 1,644,000	United States Dollar 1,852,903	Australia and New Zealand Banking Group Limited	$6,749	$—	$6,749
5/20/15	Euro 4,760,655	United States Dollar 5,395,512	Goldman Sachs International	48,980	—	48,980
5/21/15	New Turkish Lira 15,064,000	United States Dollar 5,686,333	BNP Paribas	77,934	—	77,934
5/21/15	New Turkish Lira 558,155	United States Dollar 210,691	BNP Paribas	2,888	—	2,888
5/21/15	New Turkish Lira 4,740,000	United States Dollar 2,055,632	Goldman Sachs International	290,908	—	290,908
5/21/15	United States Dollar 2,362,898	New Turkish Lira 5,853,265	Deutsche Bank AG	—	(183,700)	(183,700)
5/21/15	United States Dollar 840,271	New Turkish Lira 2,317,350	Morgan Stanley & Co. International PLC	22,489	—	22,489
5/21/15	United States Dollar 9,104,461	New Turkish Lira 22,060,108	Standard Chartered Bank	—	(891,378)	(891,378)
5/22/15	United States Dollar 1,681,062	Euro 1,485,024	Goldman Sachs International	—	(13,238)	(13,238)
5/26/15	Indonesian Rupiah 8,874,823,000	United States Dollar 679,178	Goldman Sachs International	—	(1,474)	(1,474)
5/26/15	Indonesian Rupiah 26,712,233,000	United States Dollar 2,024,728	Goldman Sachs International	—	(23,959)	(23,959)
5/26/15	United States Dollar 1,283,131	Indian Rupee 81,050,000	Bank of America, N.A.	—	(14,093)	(14,093)
5/26/15	United States Dollar 1,405,478	Indian Rupee 88,777,000	Deutsche Bank AG	—	(15,454)	(15,454)
5/26/15	United States Dollar 1,842,824	Indonesian Rupiah 24,312,382,000	Goldman Sachs International	21,807	—	21,807
5/26/15	United States Dollar 862,836	Indonesian Rupiah 11,274,674,000	Goldman Sachs International	1,872	—	1,872
5/27/15	Euro 16,246,776	United States Dollar 18,348,540	Standard Chartered Bank	100,671	—	100,671
5/27/15	Euro 4,063,421	United States Dollar 4,311,208	Standard Chartered Bank	—	(252,699)	(252,699)
5/27/15	United States Dollar 1,486,234	Euro 1,371,849	Standard Chartered Bank	54,584	—	54,584
5/29/15	Indian Rupee 15,000,000	United States Dollar 238,855	Barclays Bank PLC	4,178	—	4,178
5/29/15	United States Dollar 6,535,680	Indian Rupee 411,323,000	Nomura International PLC	—	(100,471)	(100,471)
5/29/15	United States Dollar 8,029,237	Malaysian Ringgit 29,330,000	Australia and New Zealand Banking Group Limited	175,736	—	175,736
5/29/15	United States Dollar 2,920,967	Malaysian Ringgit 10,670,000	Australia and New Zealand Banking Group Limited	63,931	—	63,931
5/29/15	United States Dollar 4,613,553	Malaysian Ringgit 16,854,000	Barclays Bank PLC	101,300	—	101,300
5/29/15	United States Dollar 1,678,551	Malaysian Ringgit 6,132,000	Barclays Bank PLC	36,856	—	36,856

29

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/2/15	Brazilian Real 10,560,959	United States Dollar 3,224,130	Standard Chartered Bank	$—	$(246,630)	$(246,630)
6/2/15	United States Dollar 28,465,279	Brazilian Real 93,240,869	Standard Chartered Bank	2,177,458	—	2,177,458
6/3/15	Euro 7,884,169	United States Dollar 8,987,953	Goldman Sachs International	131,897	—	131,897
6/3/15	United States Dollar 8,954,544	Euro 7,854,863	Goldman Sachs International	—	(131,406)	(131,406)
6/8/15	South African Rand 10,252,322	United States Dollar 855,708	BNP Paribas	—	(1,308)	(1,308)
6/8/15	South African Rand 28,310,000	United States Dollar 2,362,888	BNP Paribas	—	(3,613)	(3,613)
6/8/15	United States Dollar 12,851,749	South African Rand 153,978,095	BNP Paribas	19,651	—	19,651
6/10/15	Euro 2,352,254	United States Dollar 2,645,084	Goldman Sachs International	2,623	—	2,623
6/10/15	United States Dollar 1,327,867	Euro 1,252,263	BNP Paribas	78,893	—	78,893
6/10/15	United States Dollar 1,068,995	Euro 1,009,708	BNP Paribas	65,285	—	65,285
6/10/15	United States Dollar 98,167	Euro 90,283	BNP Paribas	3,255	—	3,255
6/11/15	Euro 3,798,328	Polish Zloty 15,276,877	Bank of America, N.A.	—	(28,556)	(28,556)
6/11/15	Euro 2,938,045	Polish Zloty 11,811,000	Standard Chartered Bank	—	(23,703)	(23,703)
6/11/15	Hungarian Forint 890,657,000	Euro 2,908,743	Bank of America, N.A.	—	(21,269)	(21,269)
6/11/15	Hungarian Forint 539,563,507	Euro 1,762,963	Standard Chartered Bank	—	(11,947)	(11,947)
6/11/15	Polish Zloty 6,437,477	Euro 1,600,566	Bank of America, N.A.	12,033	—	12,033
6/11/15	United States Dollar 655,727	Zambian Kwacha 4,895,000	Standard Chartered Bank	—	(10,373)	(10,373)
6/11/15	Zambian Kwacha 3,683,000	United States Dollar 533,487	Standard Chartered Bank	47,923	—	47,923
6/12/15	United States Dollar 406,699	Zambian Kwacha 2,975,000	Citibank, N.A.	—	(14,644)	(14,644)
6/12/15	United States Dollar 269,642	Zambian Kwacha 1,921,200	Citibank, N.A.	—	(16,461)	(16,461)
6/12/15	United States Dollar 658,766	Zambian Kwacha 4,633,100	Citibank, N.A.	—	(48,202)	(48,202)
6/16/15	Euro 2,068,362	United States Dollar 2,209,078	Goldman Sachs International	—	(114,650)	(114,650)
6/16/15	United States Dollar 2,181,618	Euro 2,068,362	Goldman Sachs International	142,111	—	142,111
6/17/15	United States Dollar 651,013	Zambian Kwacha 4,795,000	Standard Chartered Bank	—	(20,460)	(20,460)

30

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/18/15	United States Dollar 380,733	Zambian Kwacha 2,776,000	Standard Chartered Bank	$—	$(15,838)	$(15,838)
6/18/15	United States Dollar 892,979	Zambian Kwacha 6,533,900	Standard Chartered Bank	—	(34,123)	(34,123)
6/22/15	Thai Baht 37,233,000	United States Dollar 1,137,858	Goldman Sachs International	9,983	—	9,983
6/22/15	Thai Baht 89,305,000	United States Dollar 2,682,637	Standard Chartered Bank	—	(22,621)	(22,621)
6/22/15	United States Dollar 3,005,878	Indian Rupee 189,332,000	BNP Paribas	—	(58,396)	(58,396)
6/22/15	United States Dollar 1,588,927	Indian Rupee 100,100,000	Goldman Sachs International	—	(30,590)	(30,590)
6/22/15	United States Dollar 17,928,689	Polish Zloty 70,283,023	BNP Paribas	1,563,619	—	1,563,619
6/22/15	United States Dollar 5,795,361	Thai Baht 193,000,000	Deutsche Bank AG	51,062	—	51,062
6/22/15	United States Dollar 3,176,580	Thai Baht 105,748,358	Standard Chartered Bank	26,786	—	26,786
6/23/15	Hungarian Forint 147,221,000	Euro 465,168	BNP Paribas	—	(20,889)	(20,889)
6/23/15	Hungarian Forint 295,288,000	Euro 930,334	BNP Paribas	—	(44,903)	(44,903)
6/23/15	Hungarian Forint 246,706,000	Euro 768,602	JPMorgan Chase Bank, N.A.	—	(47,256)	(47,256)
6/23/15	Hungarian Forint 220,419,000	Euro 692,706	Nomura International PLC	—	(35,480)	(35,480)
6/23/15	Hungarian Forint 177,659,000	Euro 558,199	Standard Chartered Bank	—	(28,738)	(28,738)
6/23/15	United States Dollar 202,557	Uruguayan Peso 5,070,000	Citibank, N.A.	—	(12,678)	(12,678)
6/25/15	United States Dollar 1,267,342	Zambian Kwacha 9,010,800	Barclays Bank PLC	—	(86,428)	(86,428)
6/30/15	Euro 733,055	Romanian Leu 3,250,000	BNP Paribas	238	—	238
7/2/15	South African Rand 22,506,700	United States Dollar 1,815,027	JPMorgan Chase Bank, N.A.	—	(58,958)	(58,958)
7/2/15	South African Rand 59,826,000	United States Dollar 4,830,404	Standard Bank PLC	—	(150,915)	(150,915)
7/2/15	United States Dollar 4,796,536	South African Rand 59,478,000	JPMorgan Chase Bank, N.A.	155,808	—	155,808
7/7/15	Philippine Peso 37,856,000	United States Dollar 849,933	Deutsche Bank AG	3,750	—	3,750
7/8/15	Euro 2,056,817	United States Dollar 2,214,081	Goldman Sachs International	—	(97,353)	(97,353)
7/8/15	United States Dollar 4,525,631	Colombian Peso 11,495,103,060	BNP Paribas	272,090	—	272,090
7/8/15	United States Dollar 972,975	Colombian Peso 2,471,356,926	BNP Paribas	58,497	—	58,497

31

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/9/15	Hungarian Forint 121,097,000	Euro 375,569	Credit Suisse International	$—	$(24,900)	$(24,900)
7/9/15	Hungarian Forint 630,980,000	Euro 2,057,253	Deutsche Bank AG	—	(16,985)	(16,985)
7/9/15	Hungarian Forint 709,745,728	Euro 2,314,061	Deutsche Bank AG	—	(19,105)	(19,105)
7/16/15	Hungarian Forint 734,551,000	Euro 2,276,830	BNP Paribas	—	(151,886)	(151,886)
7/16/15	Hungarian Forint 232,420,000	Euro 723,847	Deutsche Bank AG	—	(44,200)	(44,200)
7/16/15	Hungarian Forint 523,785,000	Euro 1,626,308	JPMorgan Chase Bank, N.A.	—	(105,189)	(105,189)
7/16/15	Hungarian Forint 423,695,000	Euro 1,315,660	Morgan Stanley & Co. International PLC	—	(84,951)	(84,951)
7/17/15	Romanian Leu 45,095,025	United States Dollar 10,789,574	Bank of America, N.A.	—	(639,176)	(639,176)
7/22/15	Euro 476,021	United States Dollar 511,142	Standard Chartered Bank	—	(23,913)	(23,913)
7/22/15	Euro 2,435,504	United States Dollar 2,572,781	Standard Chartered Bank	—	(164,764)	(164,764)
7/24/15	United States Dollar 9,375,613	Azerbaijani Manat 7,643,000	Standard Bank PLC	—	(1,784,235)	(1,784,235)
7/29/15	United States Dollar 14,896,225	Hungarian Forint 4,143,158,554	Standard Chartered Bank	390,331	—	390,331
8/26/15	United States Dollar 305,111	Uruguayan Peso 8,000,000	HSBC Bank USA, N.A.	—	(11,563)	(11,563)
9/2/15	United States Dollar 178,192	Zambian Kwacha 1,391,326	Citibank, N.A.	—	(1,772)	(1,772)
9/28/15	United States Dollar 124,155	Azerbaijani Manat 101,000	Standard Bank PLC	—	(24,608)	(24,608)
9/28/15	United States Dollar 73,801	Uruguayan Peso 2,000,000	HSBC Bank USA, N.A.	—	(1,143)	(1,143)
10/8/15	United States Dollar 492,750	Azerbaijani Manat 401,000	Standard Bank PLC	—	(98,337)	(98,337)
10/13/15	Euro 351,902	Serbian Dinar 46,064,000	Citibank, N.A.	26,306	—	26,306
10/13/15	Euro 43,111	Serbian Dinar 5,626,000	Deutsche Bank AG	3,065	—	3,065
10/26/15	United States Dollar 396,611	Uruguayan Peso 11,000,000	HSBC Bank USA, N.A.	—	(335)	(335)
12/14/15	Serbian Dinar 588,515,915	Euro 4,628,517	Citibank, N.A.	—	(86,313)	(86,313)

				$6,680,971	$(6,968,046)	$(287,075)

32

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Notes to Consolidated Financial Statements (Unaudited) — continued

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation

5/22/15	COP	6,183,700	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	$3,133,542	$30,112
5/22/15	COP	17,721,000	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	6,522,474	134,815
6/9/15	COP	4,242,100	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	1,759,564	19,213
6/9/15	COP	636,300	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	264,273	2,557

						$186,697

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	–	Colombian Peso

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Interest Rate Futures

6/15	260 Euro-Bobl	Short	$(37,686,660)	$(37,601,997)	$84,663
6/15	43 Euro-Bund	Short	(7,561,495)	(7,565,874)	(4,379)
6/15	10 IMM 10-Year Interest Rate Swap	Long	958,511	945,762	(12,749)
6/15	252 U.S. 2-Year Deliverable Interest Rate Swap	Short	(25,224,935)	(25,365,375)	(140,440)
6/15	67 U.S. 5-Year Deliverable Interest Rate Swap	Short	(6,802,631)	(6,891,578)	(88,947)
6/15	95 U.S. 10-Year Deliverable Interest Rate Swap	Short	(9,890,159)	(10,006,171)	(116,012)
6/15	13 U.S. 30-Year Deliverable Interest Rate Swap	Short	(1,543,258)	(1,497,032)	46,226

					$(231,638)

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

33

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Notes to Consolidated Financial Statements (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day	6.08%		6/27/24	$15,176
CME Group, Inc.	MXN	28,429	Pays	Mexico Interbank TIIE 28 Day	6.29		12/5/24	32,687
LCH.Clearnet(1)	EUR	5,580	Receives	6-month Euro Interbank Offered Rate	0.75	(2)	6/17/20	20,435
LCH.Clearnet	HUF	3,834,900	Pays	6-month HUF BUBOR	2.66		10/29/19	480,053
LCH.Clearnet	HUF	2,762,970	Pays	6-month HUF BUBOR	3.00		10/29/21	435,182
LCH.Clearnet	PLN	1,670	Pays	6-month PLN WIBOR	4.40		8/20/17	39,516
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR	3.44		5/9/19	353,200
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25		6/5/19	418,233
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR	1.78		2/27/20	(18,145)
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR	1.72		2/27/20	(32,870)
LCH.Clearnet	PLN	19,188	Pays	6-month PLN WIBOR	1.78		2/27/20	(84,093)
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR	2.19		10/28/21	8,423
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44		10/28/24	52,480
LCH.Clearnet(1)		$450	Receives	3-month USD-LIBOR-BBA	2.75	(2)	6/17/25	(1,748)

								$1,718,529

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	–	Euro
HUF	–	Hungarian Forint
MXN	–	Mexican Peso
PLN	–	Polish Zloty

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$431,005
Bank of America, N.A.	COP	2,909,349	Pays	Colombia IBR Overnight Interbank Rate	4.48	11/10/16	2,852
Bank of America, N.A.	COP	1,418,805	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	672
Bank of America, N.A.	COP	1,418,805	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	1,081
Bank of America, N.A.	COP	3,818,465	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	699
Bank of America, N.A.	COP	3,054,770	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	551
Bank of America, N.A.	COP	2,974,000	Pays	Colombia IBR Overnight Interbank Rate	4.28	12/5/16	(1,422)
Bank of America, N.A.	COP	1,419,000	Pays	Colombia IBR Overnight Interbank Rate	4.24	12/9/16	(1,093)
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	83,815
Bank of America, N.A.	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	36,111
Bank of America, N.A.	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(23,520)
Bank of America, N.A.	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	41,807
Bank of America, N.A.	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	68,695
Bank of America, N.A.	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	68,188
Bank of America, N.A.	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	76,626
Bank of America, N.A.	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(68,025)

34

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Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	PLN	5,470	Receives	6-month PLN WIBOR	3.52%	11/16/17	$(72,865)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	170,349
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	554,387
Barclays Bank PLC	BRL	90,832	Pays	Brazil CETIP Interbank Deposit Rate	12.09	1/2/17	(600,232)
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(330,360)
Barclays Bank PLC	BRL	20,157	Receives	Brazil CETIP Interbank Deposit Rate	11.81	1/2/23	290,791
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	(243)
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	26,694
Barclays Bank PLC	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	18,463
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	46,003
Barclays Bank PLC	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	44,975
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	89,590
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	51,383
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	85,838
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	144,592
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(122,560)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	81,505
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	124,224
Barclays Bank PLC	THB	47,850	Pays	6-month THBFIX	3.21	10/4/20	87,752
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	88,780
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(67,847)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	12,832
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(9,825)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(322,044)
Citibank, N.A.	BRL	27,651	Pays	Brazil CETIP Interbank Deposit Rate	10.38	1/4/16	(239,916)
Citibank, N.A.	COP	2,095,430	Pays	Colombia IBR Overnight Interbank Rate	4.28	11/28/16	(987)
Citibank, N.A.	COP	2,095,430	Pays	Colombia IBR Overnight Interbank Rate	4.29	12/1/16	(841)
Citibank, N.A.	COP	1,966,000	Pays	Colombia IBR Overnight Interbank Rate	4.27	12/5/16	(1,082)
Citibank, N.A.	COP	2,505,930	Pays	Colombia IBR Overnight Interbank Rate	4.25	12/5/16	(1,740)
Citibank, N.A.	COP	4,979,980	Pays	Colombia IBR Overnight Interbank Rate	4.25	12/5/16	(3,458)
Citibank, N.A.	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	69,303
Citibank, N.A.	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	55,753
Citibank, N.A.	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	40,742
Citibank, N.A.	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	31,296
Citibank, N.A.	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	26,716
Citibank, N.A.	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	21,106
Citibank, N.A.	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	62,467
Citibank, N.A.	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(55,516)
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	24,919
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(41,525)
Deutsche Bank AG	BRL	6,948	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(47,618)
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	57,355
Deutsche Bank AG	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	163,314

35

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	MYR	31,996	Pays	3-month MYR KLIBOR	3.80%	11/18/16	$26,277
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	89,719
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	56,356
Deutsche Bank AG	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	41,091
Deutsche Bank AG	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	124,829
Deutsche Bank AG	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	65,370
Deutsche Bank AG	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	48,836
Deutsche Bank AG	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	35,733
Deutsche Bank AG	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	16,152
Deutsche Bank AG	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(14,545)
Goldman Sachs International	BRL	32,419	Pays	Brazil CETIP Interbank Deposit Rate	13.16	1/2/17	(3,486)
Goldman Sachs International	BRL	69,629	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	(420,508)
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	27,031
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	24,702
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	718,625
HSBC Bank USA, N.A.	COP	2,156,856	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	395
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	255,801
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	248,561
JPMorgan Chase Bank, N.A.	BRL	11,100	Pays	Brazil CETIP Interbank Deposit Rate	9.19	1/2/17	(319,827)
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	36,414
JPMorgan Chase Bank, N.A.	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	27,895
JPMorgan Chase Bank, N.A.	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	451,470
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	341,433
JPMorgan Chase Bank, N.A.	ZAR	36,500	Pays	3-month ZAR JIBAR	9.05	10/12/15	43,328
Morgan Stanley & Co. International PLC	COP	1,943,514	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	1,975
Morgan Stanley & Co. International PLC	COP	1,951,814	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	1,627
Morgan Stanley & Co. International PLC	COP	5,294,120	Pays	Colombia IBR Overnight Interbank Rate	4.23	12/5/16	(4,438)
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	310,182
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	52,425
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	105,614

36

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91%	10/24/19	$15,089
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	13,563
Standard Bank PLC	ZAR	62,500	Pays	3-month ZAR JIBAR	7.98	5/20/19	144,193
Standard Bank PLC	ZAR	22,000	Pays	3-month ZAR JIBAR	7.93	6/2/21	37,342
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	106,562

							$3,976,298

BRL	–	Brazilian Real
COP	–	Colombian Peso
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PLN	–	Polish Zloty
THB	–	Thai Baht
ZAR	–	South African Rand

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America, N.A.	$775	1.00	%(1)	12/20/15	0.67%	$2,569	$798	$3,367
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/15	0.67	1,740	567	2,307
South Africa	Bank of America, N.A.	2,600	1.00	(1)	9/20/17	1.29	(14,997)	40,755	25,758
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	1.29	(5,307)	7,520	2,213
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	1.29	(17,536)	18,708	1,172
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	1.29	(3,922)	4,954	1,032
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	0.67	2,486	899	3,385
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	0.67	1,872	683	2,555
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.29	(2,595)	5,471	2,876
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.29	(2,486)	4,887	2,401
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	1.29	(6,576)	12,153	5,577
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.29	(4,326)	9,450	5,124
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	0.67	2,785	2,259	5,044
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	0.67	2,618	1,041	3,659
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	0.67	2,569	938	3,507
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.29	(7,499)	22,079	14,580
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/15	0.67	1,239	928	2,167
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/15	0.67	2,022	737	2,759
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	1.29	(11,536)	31,350	19,814
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	1.29	(4,673)	14,103	9,430
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	0.67	2,718	1,080	3,798
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	0.67	2,701	1,034	3,735
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.29	(2,942)	8,436	5,494
South Africa	JPMorgan Chase Bank, N.A.	1,500	1.00	(1)	9/20/15	0.67	3,717	1,695	5,412

37

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Nomura International PLC	$5,000	1.00	%(1)	9/20/17	1.29%	$(28,842)	$36,513	$7,671
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.29	(2,307)	3,735	1,428
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	1.65	(99,989)	80,075	(19,914)
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	2.08	(332,190)	277,429	(54,761)

Total		$43,313					$(518,687)	$590,277	$71,590

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$150	1.00	%(1)	12/20/19	$5,971	$(4,243)	$1,728
South Africa	ICE Clear Credit	100	1.00	(1)	3/20/20	4,486	(3,048)	1,438

						$10,457	$(7,291)	$3,166

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Credit Suisse International	$350	1.00	%(1)	12/20/15	$860	$(3,799)	$(2,939)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	2,064	(9,578)	(7,514)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	2,458	(10,879)	(8,421)
Lebanon	Deutsche Bank AG	865	1.00	(1)	12/20/15	2,126	(9,812)	(7,686)
Lebanon	Deutsche Bank AG	1,140	1.00	(1)	12/20/15	2,801	(12,878)	(10,077)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	156,764	(209,212)	(52,448)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(13,124)	8,835	(4,289)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(12,147)	7,563	(4,584)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	59,957	(94,023)	(34,066)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	12,131	(6,456)	5,675
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	46,192	(16,840)	29,352
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	31,291	(12,513)	18,778
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	12,131	(7,463)	4,668
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	4,535	(1,953)	2,582
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	44,703	(17,210)	27,493
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	33,676	(12,232)	21,444
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,535	(2,142)	2,393
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,535	(2,606)	1,929
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	46,193	(17,905)	28,288
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	47,087	(19,180)	27,907
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	50,067	(25,065)	25,002

38

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Deutsche Bank AG	$500	1.00	%(1)	9/20/20	$27,494	$(15,329)	$12,165
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	36,358	(13,763)	22,595
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	48,576	(18,759)	29,817
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	48,874	(19,180)	29,694
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	4,043	(2,949)	1,094
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	4,044	(3,540)	504
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,535	(2,104)	2,431
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,536	(2,180)	2,356
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,535	(3,012)	1,523
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	(1,831)	(8,786)	(10,617)
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	(2,921)	(17,288)	(20,209)
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	(6,815)	(40,192)	(47,007)
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	(6,717)	(40,364)	(47,081)
Spain	Citibank, N.A.	300	1.00	(1)	3/20/20	(3,835)	(4,020)	(7,855)
Spain	Citibank, N.A.	300	1.00	(1)	3/20/20	(3,835)	(8,279)	(12,114)
Spain	Deutsche Bank AG	300	1.00	(1)	3/20/20	(3,835)	(3,796)	(7,631)
Spain	Deutsche Bank AG	300	1.00	(1)	3/20/20	(3,835)	(8,279)	(12,114)
Spain	Deutsche Bank AG	550	1.00	(1)	6/20/20	(6,723)	(20,025)	(26,748)
Spain	Deutsche Bank AG	670	1.00	(1)	12/20/20	(6,523)	(39,194)	(45,717)
Spain	Deutsche Bank AG	3,265	1.00	(1)	12/20/20	(31,787)	(163,799)	(195,586)
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	(2,116)	(10,370)	(12,486)

						$641,057	$(920,556)	$(279,499)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $43,313,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

39

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Depreciation

Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225 at settlement date	3-month USD-LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000 at settlement date	4/3/14/ 4/3/19	$(1,624,162)
JPMorgan Chase Bank, N.A.	8.97% on TRY 8,196,576 plus USD 3,251,319 at settlement date	3-month USD-LIBOR-BBA on USD 3,251,319 plus TRY 8,196,576 at settlement date	3/3/15/ 3/3/20	(360,909)

				$(1,985,071)

TRY	–	New Turkish Lira
USD	–	United States Dollar

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  During the six months ended April 30, 2015, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into swap contracts (other than centrally cleared swaps), forward foreign currency exchange contracts and non-deliverable bond forward contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $12,382,407. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,444,827 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/

40

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$3,166	$—	$1,986,274	$1,989,440
Receivable for open forward foreign currency exchange contracts	—	6,680,971	—	6,680,971
Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	776,137	—	6,751,821	7,527,958
Receivable for open non-deliverable bond forward contracts	—	—	186,697	186,697

Total Asset Derivatives	$779,303	$6,680,971	$8,924,792	$16,385,066

Derivatives not subject to master netting or similar agreements	$3,166	$—	$1,986,274	$1,989,440

Total Asset Derivatives subject to master netting or similar agreements	$776,137	$6,680,971	$6,938,518	$14,395,626

Net unrealized depreciation*	$—	$—	$(499,383)	$(499,383)
Payable for open forward foreign currency exchange contracts	—	(6,968,046)	—	(6,968,046)
Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(653,767)	—	(4,760,594)	(5,414,361)

Total Liability Derivatives	$(653,767)	$(6,968,046)	$(5,259,977)	$(12,881,790)

Derivatives not subject to master netting or similar agreements	$—	$—	$(499,383)	$(499,383)

Total Liability Derivatives subject to master netting or similar agreements	$(653,767)	$(6,968,046)	$(4,760,594)	$(12,382,407)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

41

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$246,416	$—	$—	$(246,416)	$—
Bank of America, N.A.	1,671,429	(1,283,281)	(388,148)	—	—
Barclays Bank PLC	1,333,547	(1,333,547)	—	—	—
BNP Paribas	2,243,962	(691,613)	(1,105,005)	—	447,344
Citibank, N.A.	333,689	(333,689)	—	—	—
Credit Suisse International	190,690	(73,924)	(105,984)	—	10,782
Deutsche Bank AG	1,019,876	(1,019,876)	—	—	—
Goldman Sachs International	2,041,922	(866,993)	(1,174,929)	—	—
HSBC Bank USA, N.A.	564,714	(473,581)	—	—	91,133
JPMorgan Chase Bank, N.A.	1,081,758	(892,139)	—	(189,619)	—
Morgan Stanley & Co. International PLC	336,273	(89,389)	(246,884)	—	—
Nomura International PLC	186,691	(167,100)	(19,591)	—	—
Standard Bank PLC	181,535	(181,535)	—	—	—
Standard Chartered Bank	2,856,562	(1,764,953)	—	(1,091,609)	—
The Bank of Nova Scotia	106,562	—	—	—	106,562

	$14,395,626	$(9,171,620)	$(3,040,541)	$(1,527,644)	$655,821

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(1,283,281)	$1,283,281	$—	$—	$—
Barclays Bank PLC	(1,495,378)	1,333,547	16,985	—	(144,846)
BNP Paribas	(691,613)	691,613	—	—	—
Citibank, N.A.	(491,280)	333,689	103,002	54,589	—
Credit Suisse International	(73,924)	73,924	—	—	—
Deutsche Bank AG	(2,034,681)	1,019,876	1,014,805	—	—
Goldman Sachs International	(866,993)	866,993	—	—	—
HSBC Bank USA, N.A.	(473,581)	473,581	—	—	—
JPMorgan Chase Bank, N.A.	(892,139)	892,139	—	—	—
Morgan Stanley & Co. International PLC	(89,389)	89,389	—	—	—
Nomura International PLC	(167,100)	167,100	—	—	—
Standard Bank PLC	(2,058,095)	181,535	1,790,004	—	(86,556)
Standard Chartered Bank	(1,764,953)	1,764,953	—	—	—

	$(12,382,407)	$9,171,620	$2,924,796	$54,589	$(231,402)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

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Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at April 30, 2015 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2015 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Futures contracts	$11,332	$—	$—	$(1,417,196)
Swap contracts	—	211,230	—	2,074,302
Foreign currency and forward foreign currency exchange contract transactions	—	—	(15,082,831)	—
Non-deliverable bond forward contracts	—	—	—	202,805

Total	$11,332	$211,230	$(15,082,831)	$859,911

Change in unrealized appreciation (depreciation) —
Futures contracts	$(11,332)	$—	$—	$135,269
Swap contracts	—	(456,222)	—	(5,017,308)
Foreign currency and forward foreign currency exchange contracts	—	—	2,490,622	—
Non-deliverable bond forward contracts	—	—	—	186,697

Total	$(11,332)	$(456,222)	$2,490,622	$(4,695,342)

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Swap Contracts

$1,428,000	$87,363,000	$514,690,000	$7,025,000	$422,833,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

43

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount*	Value including Accrued Interest

Barclays Bank PLC	2/18/15	On Demand	(0.33)%	532,716	$532,716
Citibank, N.A.	4/14/15	On Demand	(1.00)	210,140	210,140
JPMorgan Chase Bank, N.A.	3/18/15	On Demand	6.00	ZAR 16,139,282	1,366,069
JPMorgan Chase Bank, N.A.	4/6/15	On Demand	(0.25)	75,132	75,132
JPMorgan Chase Bank, N.A.	4/6/15	On Demand	(0.75)	174,454	174,454
JPMorgan Chase Bank, N.A.	4/22/15	On Demand	(0.50)	879,721	879,721

ZAR	–	South African Rand

*	In U.S. dollars unless otherwise indicated.

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the six months ended April 30, 2015, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $10,777,000 and 1.35%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at April 30, 2015.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2015.

Counterparty	Repurchase Agreements*	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

Bank of America, N.A.	$1,743,730	$—	$(1,708,215)	$35,515
JPMorgan Chase Bank, N.A.	1,366,539	(1,366,539)	—	—

	$3,110,269	$(1,366,539)	$(1,708,215)	$35,515

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

Barclays Bank PLC	$(532,716)	$—	$532,716	$—
Citibank, N.A.	(210,140)	—	210,140	—
JPMorgan Chase Bank, N.A.	(2,495,376)	1,366,539	1,128,837	—

	$(3,238,232)	$1,366,539	$1,871,693	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of a default.

(c)	Net amount represents the net amount payable to the counterparty in the event of a default.

*	Including accrued interest.

44

Emerging Markets Local Income Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$223,177,648	$—	$223,177,648
Foreign Corporate Bonds	—	25,676,433	—	25,676,433
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	1,907,213	1,907,213
Short-Term Investments —
Foreign Government Securities	—	20,857,300	—	20,857,300
U.S. Treasury Obligations	—	14,293,461	—	14,293,461
Repurchase Agreements	—	3,100,400	—	3,100,400
Other	—	22,675,951	—	22,675,951

Total Investments	$—	$309,781,193	$1,907,213	$311,688,406

Forward Foreign Currency Exchange Contracts	$—	$6,680,971	$—	$6,680,971
Non-deliverable Bond Forward Contracts	—	186,697	—	186,697
Futures Contracts	130,889	—	—	130,889
Swap Contracts	—	9,393,800	—	9,393,800

Total	$130,889	$326,042,661	$1,907,213	$328,080,763

Liability Description

Securities Sold Short	$—	$(1,707,661)	$—	$(1,707,661)
Forward Foreign Currency Exchange Contracts	—	(6,968,046)	—	(6,968,046)
Futures Contracts	(362,527)	—	—	(362,527)
Swap Contracts	—	(5,551,217)	—	(5,551,217)

Total	$(362,527)	$(14,226,924)	$—	$(14,589,451)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

45

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

46

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolio, including the provision of administrative services.

47

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board further noted that the subsidiary is expected to cease operations and liquidate on or about June 30, 2015. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

48

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Michael A. Cirami

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

49

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

50

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Emerging Markets Local
Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.15

Eaton Vance

Floating-Rate Advantage Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Floating-Rate Advantage Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	51

Officers and Trustees	54

Important Notices	55

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Performance1,2

Portfolio Managers Scott H. Page, CFA and Craig P. Russ

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	03/15/2008	08/04/1989	2.70%	3.40%	5.51%	4.99%
Class A at NAV	03/17/2008	08/04/1989	2.70	3.30	5.49	4.99
Class A with 2.25% Maximum Sales Charge	—	—	0.40	0.94	5.01	4.75
Class B at NAV	08/04/1989	08/04/1989	2.42	2.94	5.13	4.75
Class B with 3% Maximum Sales Charge	—	—	–0.58	–0.02	5.13	4.75
Class C at NAV	03/15/2008	08/04/1989	2.44	2.79	4.97	4.62
Class C with 1% Maximum Sales Charge	—	—	1.44	1.80	4.97	4.62
Class I at NAV	03/15/2008	08/04/1989	2.82	3.56	5.75	5.17
S&P/LSTA Leveraged Loan Index	—	—	2.28%	3.35%	4.94%	5.08%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class B	Class C	Class I
Gross		1.27%	1.27%	1.62%	1.77%	1.02%
Net		1.00	1.00	1.35	1.50	0.75

% Total Leverage[4]
Borrowings						19.16%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Fund Profile5

Top 10 Issuers (% of total investments)6

Asurion, LLC	1.3%

Valeant Pharmaceuticals International, Inc.	1.2

Dell, Inc.	1.1

Virgin Media Investment Holdings Limited	1.0

FMG Resources (August 2006) Pty. Ltd.	1.0

Community Health Systems, Inc.	1.0

Transdigm, Inc.	1.0

Intelsat Jackson Holdings S.A.	0.9

Ineos US Finance, LLC	0.9

Chrysler Group, LLC	0.9

Total	10.3%

Top 10 Sectors (% of total investments)6

Health Care	10.6%

Electronics/Electrical	9.5

Business Equipment and Services	9.0

Retailers (Except Food and Drug)	5.5

Chemicals and Plastics	5.5

Food Products	4.6

Oil and Gas	3.6

Automotive	3.6

Financial Intermediaries	3.6

Insurance	3.5

Total	59.0%

Credit Quality (% of bonds, loans and asset-backed securities)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of each class is linked to the performance of Eaton Vance Prime Rate Reserves, which is the predecessor to the operations of the Fund. This linked performance is adjusted for any applicable sales or withdrawal charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual Fund operating expense ratio is as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense on borrowings.

[4]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its borrowings and may be required to reduce its borrowings at an inopportune time.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,027.00	$6.89	1.37%
Class A	$1,000.00	$1,027.00	$6.94	1.38%
Class B	$1,000.00	$1,024.20	$8.68	1.73%
Class C	$1,000.00	$1,024.40	$9.44	1.88%
Class I	$1,000.00	$1,028.20	$5.63	1.12%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,018.00	$6.85	1.37%
Class A	$1,000.00	$1,018.00	$6.90	1.38%
Class B	$1,000.00	$1,016.20	$8.65	1.73%
Class C	$1,000.00	$1,015.50	$9.39	1.88%
Class I	$1,000.00	$1,019.20	$5.61	1.12%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Senior Debt Portfolio, at value (identified cost, $6,256,428,016)	$6,129,077,227
Receivable for Fund shares sold	21,142,858
Total assets	$6,150,220,085

Liabilities
Payable for Fund shares redeemed	$18,830,510
Distributions payable	6,818,147
Payable to affiliates:
Administration fee	497,862
Distribution and service fees	1,145,741
Trustees’ fees	42
Accrued expenses	1,032,359
Total liabilities	$28,324,661
Net Assets	$6,121,895,424

Sources of Net Assets
Paid-in capital	$6,436,069,082
Accumulated net realized loss from Portfolio	(185,793,739)
Accumulated distributions in excess of net investment income	(1,029,130)
Net unrealized depreciation from Portfolio	(127,350,789)
Total	$6,121,895,424

Advisers Class Shares
Net Assets	$151,998,419
Shares Outstanding	13,845,650
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.98

Class A Shares
Net Assets	$1,829,655,912
Shares Outstanding	166,615,596
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.98
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$11.23

Class B Shares
Net Assets	$17,078,136
Shares Outstanding	1,552,105
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.00

Class C Shares
Net Assets	$1,194,503,998
Shares Outstanding	108,989,397
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.96

Class I Shares
Net Assets	$2,928,658,959
Shares Outstanding	266,736,988
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.98

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income allocated from Portfolio (net of foreign taxes, $32,327)	$180,725,667
Dividends allocated from Portfolio	659,698
Expenses, excluding interest expense, allocated from Portfolio	(17,717,549)
Interest expense allocated from Portfolio	(10,259,684)
Total investment income from Portfolio	$153,408,132

Expenses
Administration fee	$3,021,948
Distribution and service fees
Advisers Class	188,248
Class A	2,438,077
Class B	61,715
Class C	4,536,204
Trustees’ fees and expenses	250
Custodian fee	29,898
Transfer and dividend disbursing agent fees	2,488,536
Legal and accounting services	52,646
Printing and postage	196,651
Registration fees	193,694
Miscellaneous	24,677
Total expenses	$13,232,544

Net investment income	$140,175,588

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(19,963,022)
Foreign currency and forward foreign currency exchange contract transactions	41,242,863
Net realized gain	$21,279,841
Change in unrealized appreciation (depreciation) —
Investments	$9,214,854
Foreign currency and forward foreign currency exchange contracts	(14,911,271)
Net change in unrealized appreciation (depreciation)	$(5,696,417)

Net realized and unrealized gain	$15,583,424

Net increase in net assets from operations	$155,759,012

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$140,175,588	$319,058,047
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	21,279,841	16,447,457
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(5,696,417)	(160,877,587)
Net increase in net assets from operations	$155,759,012	$174,627,917
Distributions to shareholders —
From net investment income
Advisers Class	$(3,504,151)	$(9,581,121)
Class A	(45,371,165)	(108,396,144)
Class B	(444,837)	(1,343,491)
Class C	(25,131,619)	(54,287,883)
Class I	(66,324,509)	(150,654,065)
Total distributions to shareholders	$(140,776,281)	$(324,262,704)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$31,551,885	$97,173,747
Class A	237,947,596	999,032,216
Class B	218,796	1,183,748
Class C	66,891,436	291,834,321
Class I	787,902,429	1,722,874,338
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	3,394,025	9,324,755
Class A	41,320,378	99,625,183
Class B	341,369	1,021,956
Class C	20,251,066	43,236,038
Class I	35,384,880	79,604,254
Cost of shares redeemed
Advisers Class	(52,766,840)	(145,105,806)
Class A	(559,430,092)	(1,183,210,463)
Class B	(3,719,312)	(6,140,430)
Class C	(188,560,299)	(337,742,228)
Class I	(772,049,475)	(2,060,550,940)
Net asset value of shares exchanged
Class A	4,510,531	11,031,776
Class B	(4,510,531)	(11,031,776)
Net decrease in net assets from Fund share transactions	$(351,322,158)	$(387,839,311)

Net decrease in net assets	$(336,339,427)	$(537,474,098)

Net Assets
At beginning of period	$6,458,234,851	$6,995,708,949
At end of period	$6,121,895,424	$6,458,234,851

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,029,130)	$(428,437)

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.940		$11.170	$11.060	$10.660	$10.690	$9.910

Income (Loss) From Operations
Net investment income(1)	$0.250		$0.485	$0.502	$0.572	$0.526	$0.487
Net realized and unrealized gain (loss)	0.040		(0.222)	0.123	0.396	0.010 (2)	0.834

Total income from operations	$0.290		$0.263	$0.625	$0.968	$0.536	$1.321

Less Distributions
From net investment income	$(0.250)		$(0.493)	$(0.515)	$(0.568)	$(0.536)	$(0.541)
Tax return of capital	—		—	—	—	(0.030)	—

Total distributions	$(0.250)		$(0.493)	$(0.515)	$(0.568)	$(0.566)	$(0.541)

Redemption fees(1)(3)	$—		$—	$—	$—	$0.000 (4)	$0.000 (4)

Net asset value — End of period	$10.980		$10.940	$11.170	$11.060	$10.660	$10.690

Total Return(5)	2.70	%(6)	2.38%	5.76%	9.31%	5.07%	13.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$151,998		$169,637	$212,780	$65,258	$53,729	$40,841
Ratios (as a percentage of average daily net assets):(7)
Expenses excluding interest and fees(8)	1.02	%(9)	1.00%	0.96%	1.08%	1.10%	1.18%
Interest and fee expense	0.35	%(9)	0.27%	0.22%	0.34%	0.39%	0.56%
Total expenses(8)	1.37	%(9)	1.27%	1.18%	1.42%	1.49%	1.74%
Net investment income	4.63	%(9)	4.36%	4.49%	5.27%	4.86%	4.69%
Portfolio Turnover of the Portfolio	8	%(6)	38%	29%	37%	59%	37%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.950		$11.180	$11.060	$10.660	$10.690	$9.910

Income (Loss) From Operations
Net investment income(1)	$0.250		$0.485	$0.505	$0.571	$0.527	$0.488
Net realized and unrealized gain (loss)	0.031		(0.222)	0.130	0.397	0.009 (2)	0.833

Total income from operations	$0.281		$0.263	$0.635	$0.968	$0.536	$1.321

Less Distributions
From net investment income	$(0.251)		$(0.493)	$(0.515)	$(0.568)	$(0.536)	$(0.541)
Tax return of capital	—		—	—	—	(0.030)	—

Total distributions	$(0.251)		$(0.493)	$(0.515)	$(0.568)	$(0.566)	$(0.541)

Redemption fees(1)(3)	$—		$—	$—	$—	$0.000 (4)	$0.000 (4)

Net asset value — End of period	$10.980		$10.950	$11.180	$11.060	$10.660	$10.690

Total Return(5)	2.70	%(6)	2.28%	5.85%	9.31%	5.07%	13.64%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,829,656		$2,101,269	$2,224,597	$959,179	$702,127	$556,631
Ratios (as a percentage of average daily net assets):(7)
Expenses excluding interest and fees(8)	1.03	%(9)	1.00%	0.97%	1.08%	1.10%	1.18%
Interest and fee expense	0.35	%(9)	0.27%	0.22%	0.34%	0.39%	0.56%
Total expenses(8)	1.38	%(9)	1.27%	1.19%	1.42%	1.49%	1.74%
Net investment income	4.63	%(9)	4.36%	4.52%	5.26%	4.88%	4.71%
Portfolio Turnover of the Portfolio	8	%(6)	38%	29%	37%	59%	37%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.970		$11.200	$11.090	$10.680	$10.710	$9.930

Income (Loss) From Operations
Net investment income(1)	$0.233		$0.447	$0.483	$0.532	$0.489	$0.452
Net realized and unrealized gain (loss)	0.030		(0.222)	0.105	0.410	0.009 (2)	0.834

Total income from operations	$0.263		$0.225	$0.588	$0.942	$0.498	$1.286

Less Distributions
From net investment income	$(0.233)		$(0.455)	$(0.478)	$(0.532)	$(0.500)	$(0.506)
Tax return of capital	—		—	—	—	(0.028)	—

Total distributions	$(0.233)		$(0.455)	$(0.478)	$(0.532)	$(0.528)	$(0.506)

Redemption fees(1)(4)	$—		$—	$—	$—	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$11.000		$10.970	$11.200	$11.090	$10.680	$10.710

Total Return(5)	2.42	%(6)	2.02%	5.40%	9.03%	4.70%	13.23%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,078		$24,737	$40,296	$55,277	$84,483	$101,395
Ratios (as a percentage of average daily net assets):(7)
Expenses excluding interest and fees(8)	1.38	%(9)	1.35%	1.33%	1.45%	1.45%	1.53%
Interest and fee expense	0.35	%(9)	0.27%	0.22%	0.34%	0.39%	0.56%
Total expenses(8)	1.73	%(9)	1.62%	1.55%	1.79%	1.84%	2.09%
Net investment income	4.30	%(9)	4.01%	4.31%	4.90%	4.52%	4.36%
Portfolio Turnover of the Portfolio	8	%(6)	38%	29%	37%	59%	37%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Rounds to less than $0.001.

(4)	Redemption fees were discontinued as of January 1, 2011.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.920		$11.160	$11.040	$10.640	$10.680	$9.900

Income (Loss) From Operations
Net investment income(1)	$0.223		$0.429	$0.451	$0.516	$0.472	$0.435
Net realized and unrealized gain (loss)	0.040		(0.232)	0.128	0.399	0.004 (2)	0.840

Total income from operations	$0.263		$0.197	$0.579	$0.915	$0.476	$1.275

Less Distributions
From net investment income	$(0.223)		$(0.437)	$(0.459)	$(0.515)	$(0.489)	$(0.495)
Tax return of capital	—		—	—	—	(0.027)	—

Total distributions	$(0.223)		$(0.437)	$(0.459)	$(0.515)	$(0.516)	$(0.495)

Redemption fees(1)(3)	$—		$—	$—	$—	$0.000 (4)	$0.000 (4)

Net asset value — End of period	$10.960		$10.920	$11.160	$11.040	$10.640	$10.680

Total Return(5)	2.44	%(6)	1.77%	5.33%	8.80%	4.50%	13.16%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,194,504		$1,293,026	$1,324,676	$748,843	$629,929	$583,683
Ratios (as a percentage of average daily net assets):(7)
Expenses excluding interest and fees(8)	1.53	%(9)	1.50%	1.47%	1.58%	1.60%	1.68%
Interest and fee expense	0.35	%(9)	0.27%	0.22%	0.34%	0.39%	0.56%
Total expenses(8)	1.88	%(9)	1.77%	1.69%	1.92%	1.99%	2.24%
Net investment income	4.14	%(9)	3.86%	4.05%	4.76%	4.37%	4.21%
Portfolio Turnover of the Portfolio	8	%(6)	38%	29%	37%	59%	37%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.940		$11.180	$11.060	$10.660	$10.690	$9.910

Income (Loss) From Operations
Net investment income(1)	$0.263		$0.513	$0.532	$0.605	$0.554	$0.513
Net realized and unrealized gain (loss)	0.041		(0.232)	0.131	0.391	0.008 (2)	0.833

Total income from operations	$0.304		$0.281	$0.663	$0.996	$0.562	$1.346

Less Distributions
From net investment income	$(0.264)		$(0.521)	$(0.543)	$(0.596)	$(0.561)	$(0.566)
Tax return of capital	—		—	—	—	(0.031)	—

Total distributions	$(0.264)		$(0.521)	$(0.543)	$(0.596)	$(0.592)	$(0.566)

Redemption fees(1)(3)	$—		$—	$—	$—	$0.000 (4)	$0.000 (4)

Net asset value — End of period	$10.980		$10.940	$11.180	$11.060	$10.660	$10.690

Total Return(5)	2.82	%(6)	2.54%	6.11%	9.59%	5.33%	13.91%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,928,659		$2,869,565	$3,193,359	$1,319,604	$173,792	$62,755
Ratios (as a percentage of average daily net assets):(7)
Expenses excluding interest and fees(8)	0.77	%(9)	0.75%	0.72%	0.77%	0.85%	0.93%
Interest and fee expense	0.35	%(9)	0.27%	0.22%	0.34%	0.39%	0.56%
Total expenses(8)	1.12	%(9)	1.02%	0.94%	1.11%	1.24%	1.49%
Net investment income	4.87	%(9)	4.61%	4.76%	5.54%	5.12%	4.94%
Portfolio Turnover of the Portfolio	8	%(6)	38%	29%	37%	59%	37%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Rounds to less than $0.001.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are generally sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (98.5% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $184,844,084 and deferred capital losses of $26,317,349 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016 ($105,439,696), October 31, 2017 ($50,458,629), October 31, 2018 ($28,308,325) and October 31, 2019 ($637,434) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2014, $26,317,349 are long-term.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund’s average daily net assets. For the six months ended April 30, 2015, the administration fee amounted to $3,021,948. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $211,447 from the Fund pursuant to such an agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $27,530 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $188,248 for Advisers Class shares and $2,438,077 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.40% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $41,143 and $3,628,963 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.20% and 0.15% per annum of its average daily net assets attributable to Class B and Class C shares, respectively. Although there is no present intention to do so, Class C shares could pay service fees of up to 0.25% annually upon Trustee approval. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $20,572 and $907,241 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

15

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $93,000, $9,000 and $92,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $219,841,720 and $747,517,787, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	2,898,562	8,711,247
Issued to shareholders electing to receive payments of distributions in Fund shares	311,754	838,363
Redemptions	(4,867,897)	(13,088,521)

Net decrease	(1,657,581)	(3,538,911)

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	21,878,818	89,452,187
Issued to shareholders electing to receive payments of distributions in Fund shares	3,795,087	8,952,878
Redemptions	(51,454,264)	(106,440,200)
Exchange from Class B shares	414,155	990,941

Net decrease	(25,366,204)	(7,044,194)

Class B	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	19,982	105,875
Issued to shareholders electing to receive payments of distributions in Fund shares	31,300	91,608
Redemptions	(341,553)	(550,900)
Exchange to Class A shares	(413,192)	(988,308)

Net decrease	(703,463)	(1,341,725)

16

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	6,155,584	26,193,965
Issued to shareholders electing to receive payments of distributions in Fund shares	1,863,531	3,893,946
Redemptions	(17,398,003)	(30,458,093)

Net decrease	(9,378,888)	(370,182)

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	72,421,412	154,604,879
Issued to shareholders electing to receive payments of distributions in Fund shares	3,249,554	7,157,220
Redemptions	(71,153,593)	(185,269,439)

Net increase (decrease)	4,517,373	(23,507,340)

17

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 117.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.1%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	5,860	$5,932,834
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	4,566	4,593,798
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	653	655,079
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	944	943,758
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	1,296	1,036,861
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	39,645	38,687,300
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	2,066	2,078,967
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	57,744	57,956,343
Term Loan, 3.75%, Maturing June 4, 2021	16,079	16,137,540

		$128,022,480

Automotive — 4.4%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	11,437	$11,465,484
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019	33,330	33,585,171
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	29,061	29,151,491
Term Loan, 3.25%, Maturing December 31, 2018	39,194	39,287,802
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	6,650	6,691,311
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	12,397	12,458,554
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	38,807	38,801,899
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	32,563	32,969,531

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	7,625	$7,699,633
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	24,592	24,716,844
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020	6,859	6,910,890
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	8,312	8,338,163
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	14,364	14,426,998
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	8,977	8,986,971

		$275,490,742

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	7,239	$7,022,194
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	2,000	1,930,000

		$8,952,194

Brokerage / Securities Dealers / Investment Houses — 0.1%
Astro AB Borrower, Inc.
Term Loan, Maturing April 30, 2022(2)	2,800	$2,838,500
Term Loan - Second Lien, Maturing March 3, 2023(2)	2,300	2,314,375

		$5,152,875

Building and Development — 1.8%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	11,731	$11,779,667
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,598	1,609,673
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	5,491	5,467,350
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	16,172	16,208,588
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	1,675	1,687,562
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	11,385	11,385,000

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	15,647	$15,711,779
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	2,211	2,234,705
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	12,274	12,250,819
Realogy Corporation
Term Loan, 4.67%, Maturing October 10, 2016	139	137,650
Term Loan, 3.75%, Maturing March 5, 2020	25,177	25,298,994
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	4,507	4,522,003
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	2,328	2,333,565

		$110,627,355

Business Equipment and Services — 11.1%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	31,741	$32,137,256
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	15,081	13,045,447
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	3,287	3,303,209
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	9,477	9,216,296
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	11,683	11,725,505
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	2,718	2,678,595
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	13,127	13,171,792
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	5,648	5,649,464

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ClientLogic Corporation
Term Loan, 7.53%, Maturing January 30, 2017		3,293	$3,276,380
Term Loan, 7.76%, Maturing January 30, 2017	GBP	3,341	5,102,130
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		9,851	9,856,410
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		18,639	17,333,881
Education Management, LLC
Revolving Loan, 2.09%, Maturing July 2, 2020(4)		5,858	5,533,027
Term Loan, 5.50%, Maturing July 2, 2020		3,491	3,147,544
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		5,915	4,751,436
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		42,885	42,510,251
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		23,789	23,907,496
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		11,165	11,192,518
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		7,197	7,273,415
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,742	2,742,732
Term Loan, 4.00%, Maturing November 6, 2020		10,717	10,721,590
Term Loan, 4.75%, Maturing November 6, 2020	CAD	5,861	4,772,637
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		1,810	1,817,948
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		14,530	14,566,334
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		22,286	22,334,570
Term Loan, 3.75%, Maturing March 17, 2021	EUR	5,277	5,963,972

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		12,273	$12,345,757
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	11,273	12,809,213
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		8,950	8,927,625
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		17,558	17,623,905
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		38,451	38,781,811
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		13,354	13,796,360
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		3,695	3,692,961
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		17,038	16,638,823
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		7,702	7,727,801
Term Loan, 4.50%, Maturing April 2, 2022		9,875	9,936,719
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		4,425	4,386,281
Nuance Communications, Inc.
Term Loan, 2.94%, Maturing August 7, 2019		4,913	4,899,453
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		5,283	5,332,654
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		52,236	52,431,622
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		21,467	21,225,523
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		5,866	5,792,537
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		3,841	3,838,991
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		3,500	3,473,750
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		27,282	27,392,710

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
SunGard Data Systems, Inc.
Term Loan, 3.93%, Maturing February 28, 2017	3,625	$3,638,863
Term Loan, 4.00%, Maturing March 8, 2020	41,512	41,830,315
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	7,495	7,541,617
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021	42,365	42,602,838
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021	11,772	11,908,785
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019	4,243	4,251,381
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018	21,833	21,901,612

		$692,461,742

Cable and Satellite Television — 2.7%
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019	14,819	$14,899,610
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020	7,449	7,440,974
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018	4,433	4,415,557
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021	5,380	5,366,836
Mediacom Illinois, LLC
Term Loan, 3.15%, Maturing October 23, 2017	2,788	2,788,868
Term Loan, 3.75%, Maturing June 30, 2021	4,826	4,842,341
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020	3,361	3,379,474
Term Loan, 4.50%, Maturing May 21, 2020	3,885	3,906,290
Sterling Entertainment Enterprises, LLC
Term Loan, 2.94%, Maturing December 28, 2017	10,656	10,309,680
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021	26,709	26,737,521
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020	49,130	49,228,433

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	$6,873,440
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	4,290	4,837,536
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,659	7,509,206
Term Loan, 3.75%, Maturing January 15, 2022	EUR	12,052	13,591,792

			$166,127,558

Chemicals and Plastics — 6.2%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		8,451	$8,498,866
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,726	3,087,263
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		4,385	4,409,660
Aruba Investments, Inc.
Term Loan, 5.25%, Maturing February 2, 2022		2,525	2,551,765
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		32,321	32,453,306
Term Loan, 4.00%, Maturing February 1, 2020	EUR	3,930	4,460,476
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		8,602	8,659,973
Colouroz Investment 1, GmbH
Term Loan, 4.75%, Maturing September 7, 2021		1,546	1,560,095
Term Loan, 4.75%, Maturing September 7, 2021		9,350	9,437,298
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		3,791	3,828,405
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		4,925	4,960,136
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		5,325	5,344,969
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		4,317	4,349,787

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		16,035	$16,135,030
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	7,707	8,677,547
Term Loan, 4.25%, Maturing March 31, 2022	EUR	3,700	4,169,011
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		49,565	49,717,376
Term Loan, 4.25%, Maturing March 31, 2022		5,950	5,992,501
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		6,022	6,075,361
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		24,044	24,306,412
Term Loan, 4.75%, Maturing June 7, 2020		6,687	6,763,426
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 7, 2021		18,860	18,969,572
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		7,098	7,109,321
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		5,348	5,408,291
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		8,346	8,194,483
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		2,000	1,870,000
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,970	2,186,023
Polarpak, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		3,556	3,577,829
Term Loan, 5.50%, Maturing June 7, 2020	CAD	17,960	14,886,355
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		12,838	12,859,457
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,910	2,920,835
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		3,540	3,570,852
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		625	630,150

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		9,800	$9,806,563
Trinseo Materials Operating S.C.A.
Term Loan, Maturing October 13, 2021(2)		2,800	2,815,750
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		39,692	39,870,220
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		35,815	36,005,412
WNA Holdings, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,807	1,818,229

			$387,938,005

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	1,760	$2,724,040
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		11,082	10,445,009
Spectrum Brands, Inc.
Term Loan, 5.01%, Maturing December 17, 2019	CAD	6,569	5,451,416

			$18,620,465

Containers and Glass Products — 1.6%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		29,535	$29,590,261
Term Loan, 3.75%, Maturing January 6, 2021		26,886	26,999,392
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		13,646	13,833,430
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		4,169	4,182,831
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		5,832	5,839,443
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		15,594	15,760,973
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,127	3,127,997

			$99,334,327

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 4.13%, Maturing January 31, 2019		451	$453,288
Term Loan, 4.50%, Maturing September 3, 2021		5,575	5,612,399
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		18,789	18,885,632
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		20,296	19,610,859

			$44,562,178

Drugs — 3.0%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		6,952	$6,976,692
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		5,338	5,391,506
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing March 30, 2022		2,175	2,194,938
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		15,285	15,325,890
Term Loan, 4.50%, Maturing March 11, 2021	EUR	1,439	1,630,869
Term Loan, 4.50%, Maturing March 11, 2021	EUR	3,400	3,853,003
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		1,534	1,537,384
Horizon Pharma Holdings USA, Inc.
Term Loan, Maturing April 22, 2021(2)		10,373	10,460,907
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		9,839	9,853,395
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		29,623	29,693,583
Term Loan, 4.25%, Maturing September 30, 2019		1,995	2,007,469
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		15,995	16,068,957

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Valeant Pharmaceuticals International, Inc. (continued)
Term Loan, 3.50%, Maturing December 11, 2019	19,179	$19,260,301
Term Loan, 3.50%, Maturing August 5, 2020	27,304	27,412,175
Term Loan, 4.00%, Maturing April 1, 2022	31,100	31,354,647
VWR Funding, Inc.
Term Loan, 3.43%, Maturing April 3, 2017	500	501,486

		$183,523,202

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	34,794	$34,777,853
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	8,394	8,439,291

		$43,217,144

Electronics / Electrical — 11.9%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	4,075	$4,107,421
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	17,620	16,937,644
Applied Systems, Inc.
Term Loan, 4.27%, Maturing January 25, 2021	4,414	4,439,018
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	55,438	55,771,681
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019	13,277	13,299,955
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	17,150	17,535,875
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	7,450	7,440,438
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	3,358	3,404,299
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	621	622,920
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	15,790	14,829,915

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Dealertrack Technologies, Inc.
Term Loan, 3.25%, Maturing February 28, 2021		3,319	$3,319,189
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020		87,059	87,506,885
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		13,644	13,722,580
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		4,277	4,291,293
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		9,296	9,365,243
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		5,937	5,957,282
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		7,458	7,466,822
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing January 15, 2021		2,931	2,957,505
Go Daddy Operating Company, LLC
Term Loan, 4.50%, Maturing May 13, 2021		43,834	44,196,782
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		14,154	14,246,572
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,144	3,141,619
Term Loan, 3.75%, Maturing June 3, 2020		58,340	58,289,611
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,840	4,343,743
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		4,900	4,942,875
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		5,310	5,362,974
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		10,425	10,459,747
Term Loan, 5.25%, Maturing November 19, 2021		12,804	12,881,008
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		36,167	36,410,871
MH Sub I, LLC
Term Loan, 5.00%, Maturing July 8, 2021		8,390	8,443,952

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		6,984	$7,015,581
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		14,095	14,099,901
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020		4,279	4,281,067
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		18,327	18,189,051
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		2,450	2,394,875
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		7,475	7,518,923
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	3,016,875
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		53,741	52,430,975
Shield Finance Co. S.a.r.l.
Term Loan, 5.25%, Maturing January 27, 2021	EUR	4,455	5,041,379
Term Loan, 5.00%, Maturing January 29, 2021		6,905	6,962,791
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018		8,343	8,447,748
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021		24,584	24,520,040
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		8,729	8,773,086
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018		7,788	7,827,234
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019		8,883	8,905,082
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		7,838	7,911,191
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020		11,827	11,938,383
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021		1,343	1,350,959

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	24,941	$25,059,277
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	13,138	13,173,621
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	7,435	7,449,316
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	19,594	19,863,740

		$741,866,814

Equipment Leasing — 0.6%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	23,375	$23,473,081
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing June 30, 2017	13,500	13,547,817

		$37,020,898

Financial Intermediaries — 4.4%
American Capital Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	9,244	$9,263,075
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	6,322	6,311,470
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	1,500	1,455,000
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	20,409	20,530,588
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	16,037	15,977,198
First Data Corporation
Term Loan, 3.68%, Maturing March 24, 2017	7,000	7,021,875
Term Loan, 3.68%, Maturing March 24, 2018	18,280	18,341,714
Term Loan, 3.68%, Maturing September 24, 2018	24,150	24,222,957
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	24,572	24,540,988
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	19,661	19,796,654

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	3,415	$3,436,233
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	5,541	5,534,140
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	7,127	7,140,489
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	4,685	4,685,227
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	3,984	4,008,447
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	3,159	2,980,306
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	1,732	1,741,074
Term Loan, 6.25%, Maturing September 4, 2018	12,258	12,319,329
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	16,813	16,676,360
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	6,301	6,302,500
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	15,984	15,964,041
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	8,442	8,462,779
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	36,396	34,968,668

		$271,681,112

Food Products — 5.1%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	33,675	$33,984,977
American Seafoods Group, LLC
Term Loan, 6.50%, Maturing March 18, 2018	1,412	1,357,169
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	6,428	6,444,483

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	EUR	7,025	$7,975,349
Term Loan, 3.50%, Maturing July 23, 2021		21,150	21,150,000
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		3,488	3,495,589
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,076	21,229,340
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		11,875	11,919,218
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		43,757	44,112,415
H.J. Heinz Company
Term Loan, 3.25%, Maturing June 5, 2020		33,363	33,440,461
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		8,737	8,758,592
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,909,513
Term Loan, 3.75%, Maturing September 18, 2020		13,716	13,810,423
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	6,474	6,995,850
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	4,075	4,313,515
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		49,959	49,772,076
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 5.25%, Maturing March 13, 2022	EUR	1,425	1,617,348
Onex Wizard US Acquisition, Inc.
Term Loan, 5.25%, Maturing March 13, 2022		10,450	10,575,724
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		5,910	5,921,542
Term Loan, 3.00%, Maturing April 29, 2020		8,934	8,951,690
Post Holdings, Inc.
Term Loan, Maturing June 2, 2021(2)		4,750	4,774,173

			$316,509,447

Food Service — 3.3%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		60,511	$61,315,989

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
Aramark Services, Inc.
Term Loan, 3.68%, Maturing July 26, 2016		441	$439,432
Term Loan, 3.68%, Maturing July 26, 2016		918	914,429
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		2,416	2,432,728
Buffets, Inc.
Term Loan, 0.00%, Maturing April 22, 2015(3)(7)		260	208,082
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		8,747	8,687,315
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		4,532	4,509,225
Darling International, Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	8,766	9,943,412
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		17,026	17,127,688
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		9,153	9,133,988
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		6,749	6,640,993
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,818	1,818,003
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		57,654	57,930,070
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		44,702	23,915,486

			$205,016,840

Food / Drug Retailers — 2.8%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019		21,325	$21,521,105
Term Loan, 5.50%, Maturing August 25, 2021		6,750	6,831,095
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019		29,764	30,038,742
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		32,948	32,879,495

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		16,614	$16,710,120
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		28,166	28,441,398
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		34,931	35,120,423

			$171,542,378

Forest Products — 0.0%(6)
SIG Euro Holdings AG & Co. KG
Term Loan, 4.50%, Maturing December 2, 2018	EUR	2,627	$2,981,690

			$2,981,690

Health Care — 11.5%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022		2,095	$2,121,590
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		10,199	10,236,995
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		18,113	18,244,274
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		19,612	19,568,677
Amneal Pharmaceuticals, LLC
Term Loan, 4.51%, Maturing November 1, 2019		2,000	2,012,500
Term Loan, 5.00%, Maturing November 1, 2019		11,430	11,520,068
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		23,308	23,419,333
Aspen Dental Management, Inc.
Term Loan, Maturing April 10, 2022(2)		2,850	2,869,594
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		6,266	6,313,295
Biomet, Inc.
Term Loan, 3.68%, Maturing July 25, 2017		19,867	19,883,993
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		3,003	2,989,854
Term Loan, 6.50%, Maturing July 31, 2020		5,005	4,983,089
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019		4,664	4,669,658

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		5,650	$5,713,808
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020		1,603	1,612,991
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019		14,490	14,584,830
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021		43,896	44,211,105
Convatec, Inc.
Term Loan, 4.00%, Maturing December 22, 2016		3,300	3,312,699
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		10,413	10,438,718
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		13,979	14,046,001
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017		18,280	18,364,769
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		41,754	42,036,660
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020		4,745	4,774,200
Term Loan, 4.25%, Maturing August 30, 2020		16,004	16,103,857
Term Loan, 4.75%, Maturing August 30, 2020	EUR	700	792,928
Term Loan, 4.75%, Maturing August 30, 2020	EUR	2,300	2,606,902
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.18%, Maturing February 27, 2021		24,654	24,763,091
HC Group Holdings III, Inc.
Term Loan, 6.00%, Maturing April 7, 2022		3,505	3,553,194
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		21,205	21,321,430
Impax Laboratories, Inc.
Term Loan, 5.50%, Maturing December 2, 2020		7,275	7,365,938
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019		8,591	8,204,644

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	13,351	$13,425,880
Term Loan, 7.75%, Maturing May 15, 2018	13,426	13,437,531
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	15,582	15,728,334
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	34,333	34,619,177
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	8,091	7,888,893
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	1,733	1,735,392
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	28,612	23,676,171
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	6,873	5,773,082
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	4,996	4,197,050
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	5,391	5,419,165
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	24,072	24,337,782
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	19,128	19,179,350
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	23,651	23,632,210
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	41,745	41,998,117
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	13,598	13,708,574
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018	16,079	16,148,976
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	10,407	10,439,978
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019	13,121	13,313,915
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018	8,521	8,547,420

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		11,195	$11,174,365
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		10,449	10,370,446
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		10,808	10,848,138
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		14,365	14,464,023

			$716,704,654

Home Furnishings — 0.9%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		2,450	$2,455,611
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		33,998	34,260,694
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		17,001	17,088,742

			$53,805,047

Industrial Equipment — 3.9%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, Maturing December 10, 2018		7,177	$7,223,181
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		44,220	44,274,842
CPM Holdings, Inc.
Term Loan, Maturing April 1, 2022(2)		2,350	2,379,375
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021		5,350	5,386,781
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		10,621	10,753,451
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		886	893,272
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		4,200	4,229,715
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		15,868	15,518,153
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,275	3,660,237

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		24,574	$24,748,537
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		6,568	6,513,676
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		16,198	16,198,319
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		6,253	6,299,723
Paladin Brands Holding, Inc.
Term Loan, 6.76%, Maturing August 16, 2019		11,907	11,959,501
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		37,679	37,864,069
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		10,849	10,874,040
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		3,069	3,065,164
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		13,658	13,789,010
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		4,364	4,364,214
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021		4,356	4,381,409
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	7,575	8,516,220

			$242,892,889

Insurance — 4.2%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		17,321	$17,391,203
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		33,403	33,737,364
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		90,529	91,245,290
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		10,675	10,835,125

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	10,380	$9,874,117
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 28, 2018	20,811	20,849,495
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	10,910	10,773,515
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	6,266	6,046,602
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	28,734	28,686,109
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	32,388	32,489,518

		$261,928,338

Leisure Goods / Activities / Movies — 3.3%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	23,744	$23,853,218
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020	8,094	8,106,829
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	7,200	7,110,000
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	20,906	21,050,108
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	9,939	10,019,312
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020	224	225,527
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	7,872	7,960,834
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	10,277	10,379,546
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	2,057	2,063,412
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	10,290	10,335,029
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	10,883	10,910,082

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		8,825	$8,884,215
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		21,875	21,495,285
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK), Maturing March 28, 2018(3)		903	57,782
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		17,686	17,715,644
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		2,906	2,925,763
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020		10,999	9,473,092
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		19,109	19,032,564
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		14,264	14,123,362

			$205,721,604

Lodging and Casinos — 3.8%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		2,376	$2,393,503
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		26,343	26,466,119
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		7,150	7,234,012
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		3,833	3,861,734
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(7)		13,723	12,688,771
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		9,690	9,768,872
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,842	1,858,118
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	25,725	39,676,338

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	1,276	$1,287,996
Term Loan, 5.50%, Maturing November 21, 2019	2,976	3,005,324
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	50,734	50,980,995
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	31,929	31,989,190
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	5,483	5,495,711
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	3,049	3,056,172
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	30,093	30,431,174
Term Loan, 6.00%, Maturing October 1, 2021	8,105	8,196,424

		$238,390,453

Nonferrous Metals / Minerals — 2.0%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	18,478	$12,934,539
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	31,016	23,236,063
Dynacast International, LLC
Term Loan, 5.25%, Maturing January 28, 2022	5,300	5,377,846
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	18,722	17,907,815
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 7, 2017	2,575	2,598,605
Term Loan, 7.50%, Maturing March 19, 2021	16,825	16,698,813
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	2,011	1,879,280
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	16,714	16,774,333

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	3,536	$3,506,473
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	6,400	5,792,000
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	3,970	3,731,810
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	1,250	1,131,250
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	19,269	12,289,810

		$123,858,637

Oil and Gas — 4.4%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	27,205	$23,912,094
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	10,375	9,078,125
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	20,733	20,214,882
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	16,658	16,830,047
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	9,403	9,446,830
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	8,104	7,901,618
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	11,121	9,693,798
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	18,325	18,280,818
Term Loan, 4.00%, Maturing December 2, 2019	3,525	3,547,031
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	10,290	10,058,961
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	6,050	4,734,125
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	10,073	7,605,304
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	33,867	33,530,438

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	2,223	$2,213,343
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	9,181	6,960,625
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	16,275	7,893,375
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	39,719	32,613,160
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	342	312,055
Term Loan, 4.25%, Maturing December 16, 2020	916	836,732
Term Loan, 4.25%, Maturing December 16, 2020	6,583	6,015,013
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,472	1,420,821
Term Loan, 4.25%, Maturing October 1, 2019	2,411	2,326,143
Term Loan, 4.25%, Maturing October 1, 2019	18,191	17,554,706
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	3,846	3,788,248
Tallgrass Operations, LLC
Term Loan, 3.75%, Maturing November 13, 2017	3,334	3,300,614
Term Loan, 4.25%, Maturing November 13, 2018	664	661,905
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	3,306	3,345,659
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	11,868	11,311,542

		$275,388,012

Publishing — 2.6%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	12,862	$12,974,731
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	62,457	54,384,279

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021		16,252	$16,381,701
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		43,321	42,129,414
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		4,172	4,205,782
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		4,909	4,957,700
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		2,995	2,991,630
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(7)		1,338	1,036,612
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019		5,128	5,177,560
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021		5,387	5,426,899
Springer Science+Business Media Deutschland GmbH
Term Loan, Maturing March 17, 2020(2)	EUR	3,000	3,402,235
Term Loan, 4.75%, Maturing August 14, 2020		7,368	7,407,972
Term Loan, Maturing August 14, 2020(2)		2,825	2,841,775

			$163,318,290

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		4,148	$4,051,693
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		4,179	4,172,472
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021		2,139	2,159,975
Clear Channel Communications, Inc.
Term Loan, 6.93%, Maturing January 30, 2019		17,994	17,260,915
Term Loan, 7.68%, Maturing July 30, 2019		2,571	2,501,565
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		40,287	39,793,420
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		4,601	4,621,660

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		14,118	$14,059,170
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		2,537	2,549,778
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		1,715	1,719,986
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		13,949	14,071,441
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		6,410	6,430,026
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		7,269	7,291,751
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		2,461	2,447,289
Townsquare Media, Inc.
Term Loan, 4.25%, Maturing April 1, 2022		1,000	1,010,417
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		9,061	8,998,055
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,523	13,760,270
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		7,809	7,820,383
Term Loan, 4.00%, Maturing March 1, 2020		23,432	23,467,884

			$178,188,150

Retailers (Except Food and Drug) — 6.9%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		25,413	$25,484,569
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	3,750	5,711,729
Term Loan, 4.31%, Maturing April 28, 2020	GBP	3,000	4,588,554
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		19,663	19,798,650
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		31,941	31,955,501
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		11,370	10,965,290
Dollar Tree, Inc.
Term Loan, 4.25%, Maturing March 9, 2022		24,100	24,444,485

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	7,527	$7,420,236
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	7,357	7,423,677
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020	9,162	9,215,972
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	26,903	25,294,651
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	17,894	17,894,372
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	8,760	8,866,939
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	21,193	21,291,851
Term Loan, 4.00%, Maturing January 28, 2020	8,630	8,689,105
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	38,648	38,804,132
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019	20,858	20,941,920
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018	1,955	1,962,331
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	9,672	9,717,576
PetSmart, Inc.
Term Loan, 5.00%, Maturing March 11, 2022	40,350	40,899,769
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	9,257	8,330,850
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	5,310	5,296,600
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021	18,785	19,078,770
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021	5,272	5,219,033
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	27,258	27,343,590

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		16,671	$15,775,052
Vivarte SA
Term Loan, 5.01%, (1.26% Cash, 3.75% PIK), Maturing October 29, 2020(8)	EUR	4,204	2,594,276
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(9)	EUR	2,782	3,160,903
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		3,039	2,917,229

			$431,087,612

Steel — 1.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		78,117	$70,755,289
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		10,856	10,850,973
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		6,157	6,095,269
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018(3)		11,677	6,411,944

			$94,113,475

Surface Transport — 0.9%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing March 11, 2018		14,055	$14,095,004
Term Loan, 3.75%, Maturing March 11, 2018		9,600	9,522,000
Term Loan, 4.00%, Maturing March 11, 2018		15,469	15,546,282
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		18,356	16,824,813

			$55,988,099

Telecommunications — 3.4%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017		3,525	$3,536,016
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		71,600	71,671,600
IPC Systems, Inc.
Term Loan, 5.50%, Maturing August 6, 2021		14,450	14,481,616

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Mitel US Holdings, Inc.
Term Loan, 5.00%, Maturing March 31, 2022	6,350	$6,408,210
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	29,519	29,533,257
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	12,408	12,059,017
Term Loan, 4.00%, Maturing April 23, 2019	21,114	20,520,255
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	31,566	31,657,869
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	5,415	5,427,352
Term Loan, 3.50%, Maturing January 15, 2022	8,403	8,422,087
Term Loan, 3.50%, Maturing January 15, 2022	8,906	8,926,056

		$212,643,335

Utilities — 2.3%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	7,049	$7,023,883
Term Loan, 3.25%, Maturing January 31, 2022	4,678	4,670,168
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	4,615	4,647,510
Term Loan, 4.00%, Maturing April 1, 2018	12,181	12,270,275
Term Loan, 4.00%, Maturing October 9, 2019	12,773	12,855,879
Term Loan, 4.00%, Maturing October 30, 2020	3,333	3,352,339
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	13,999	14,081,346
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	3,288	3,308,488
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	3,747	3,776,323
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,008	1,024,290
Term Loan, 5.00%, Maturing December 19, 2021	22,859	23,221,125

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		14,207	$14,273,571
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021		6,899	6,877,216
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		2,375	2,407,656
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020		111	111,255
Term Loan, 4.25%, Maturing May 6, 2020		2,078	2,077,436
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		12,593	12,825,635
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		6,470	6,522,941
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022		5,500	5,472,500

			$140,799,836

Total Senior Floating-Rate Interests (identified cost $7,428,964,833)			$7,305,477,877

Corporate Bonds & Notes — 4.7%

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.4%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(10)		4,000	$4,205,000
Virgin Media Secured Finance PLC
5.375%, 4/15/21(10)		4,545	4,772,250
6.00%, 4/15/21(10)	GBP	4,658	7,527,313
5.50%, 1/15/25(10)		5,875	6,007,188

			$22,511,751

Chemicals and Plastics — 0.6%
Hexion, Inc.
6.625%, 4/15/20		24,250	$22,795,000
Ineos Finance PLC
7.50%, 5/1/20(10)		2,375	2,512,869

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Polymer Group, Inc.
7.75%, 2/1/19		1,357	$1,407,887
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		9,880	10,485,249

			$37,201,005

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$21,342,812
Smurfit Kappa Acquisitions
4.875%, 9/15/18(10)		1,850	1,951,750
3.511%, 10/15/20(10)(11)	EUR	3,000	3,701,194

			$26,995,756

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(10)		3,000	$2,797,500
9.00%, 11/15/18(10)	CAD	4,500	3,226,274

			$6,023,774

Entertainment — 0.2%
Vougeot Bidco PLC
5.261%, 7/15/20(10)(11)	EUR	6,875	$7,809,372
7.875%, 7/15/20(10)	GBP	3,500	5,778,981

			$13,588,353

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(10)		750	$795,000
7.125%, 9/1/18(10)		750	851,250

			$1,646,250

Financial Intermediaries — 0.1%
First Data Corp.
7.375%, 6/15/19(10)		2,500	$2,604,375
6.75%, 11/1/20(10)		1,674	1,786,995

			$4,391,370

Food Products — 0.6%
Dole Food Co., Inc.
7.25%, 5/1/19(10)		14,000	$14,350,000
HJ Heinz Co.
4.25%, 10/15/20		7,000	7,183,750

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Iceland Bondco PLC
4.822%, 7/15/20(10)(11)	GBP	5,425	$7,078,267
6.25%, 7/15/21(10)	GBP	3,925	5,224,167
Picard Groupe SA
4.25%, 8/1/19(10)(11)	EUR	4,000	4,536,314

			$38,372,498

Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		18,225	$18,954,000
5.125%, 8/1/21		13,150	13,708,875
HCA, Inc.
4.75%, 5/1/23		4,650	4,894,125
inVentiv Health, Inc.
9.00%, 1/15/18(10)		6,275	6,620,125
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,375,000
4.375%, 10/1/21		6,225	6,178,312

			$63,730,437

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(12)		212	$126,614

			$126,614

Insurance — 0.1%
CNO Financial Group, Inc.
6.375%, 10/1/20(10)		3,000	$3,187,500
Galaxy Bidco, Ltd.
5.563%, 11/15/19(10)(11)(12)	GBP	2,500	3,847,093

			$7,034,593

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,368,000

			$4,368,000

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(7)		5,550	$4,273,500
9.00%, 2/15/20(7)		2,500	1,931,250
9.00%, 2/15/20(7)		6,350	4,905,375

			$11,110,125

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals/Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd., Sr. Notes
9.75%, 3/1/22(10)		7,000	$7,245,000

			$7,245,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(10)		6,700	$6,599,500

			$6,599,500

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,696,183
Univision Communications, Inc.
6.75%, 9/15/22(10)		3,075	3,313,466

			$5,009,649

Telecommunications — 0.4%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,000	$2,205,000
Matterhorn Telecom SA
3.875%, 5/1/22(10)	EUR	2,000	2,214,821
Virgin Media Secured Finance PLC
5.50%, 1/15/25(10)	GBP	2,700	4,267,093
Wind Acquisition Finance SA
5.245%, 4/30/19(10)(11)	EUR	4,825	5,483,847
6.50%, 4/30/20(10)		3,150	3,342,938
4.011%, 7/15/20(10)	EUR	4,700	5,290,588

			$22,804,287

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(10)		2,000	$2,140,000
7.875%, 1/15/23(10)		5,500	6,077,500
5.875%, 1/15/24(10)		5,000	5,375,000

			$13,592,500

Total Corporate Bonds & Notes (identified cost $296,778,791)			$292,351,462

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 0.9%

Security	Principal Amount (000’s omitted)	Value

Apidos CLO XIV, Series 2013-14A, Class C1, 3.12%, 4/15/25(10)(11)	$2,400	$2,390,456
Apidos CLO XIV, Series 2013-14A, Class D, 3.77%, 4/15/25(10)(11)	3,000	2,923,000
Apidos CLO XIV, Series 2013-14A, Class E, 4.67%, 4/15/25(10)(11)	1,500	1,328,700
Apidos CLO XVII, Series 2014-17A, Class B, 3.124%, 4/17/26(10)(11)	3,000	2,952,671
Apidos CLO XVII, Series 2014-17A, Class C, 3.574%, 4/17/26(10)(11)	1,500	1,424,225
Apidos CLO XVII, Series 2014-17A, Class D, 5.024%, 4/17/26(10)(11)	1,500	1,332,459
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 3.02%, 10/17/24(10)(11)	2,000	1,958,426
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.77%, 10/17/24(10)(11)	2,000	1,947,449
Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.17%, 10/17/24(10)(11)	2,000	1,852,693
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 3.024%, 7/17/25(10)(11)	2,000	1,982,214
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.724%, 7/17/25(10)(11)	1,670	1,621,250
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.524%, 7/17/25(10)(11)	1,670	1,459,042
Babson CLO, Ltd., Series 2013-IA, Class C, 2.975%, 4/20/25(10)(11)	3,150	3,127,957
Babson CLO, Ltd., Series 2013-IA, Class D, 3.775%, 4/20/25(10)(11)	2,475	2,426,004
Babson CLO, Ltd., Series 2013-IA, Class E, 4.675%, 4/20/25(10)(11)	1,500	1,354,337
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.375%, 7/15/26(10)(11)	2,175	2,179,161
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.375%, 7/15/26(10)(11)	2,175	1,995,273
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.925%, 7/15/25(10)(11)	2,000	1,970,902
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.675%, 7/15/25(10)(11)	2,000	1,943,825
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.875%, 7/15/25(10)(11)	1,600	1,464,727
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.375%, 7/20/26(10)(11)	1,750	1,753,547
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.775%, 7/20/26(10)(11)	1,750	1,714,374
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.375%, 7/20/26(10)(11)	1,750	1,625,659
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.975%, 4/20/25(10)(11)	2,625	2,594,721
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.775%, 4/20/25(10)(11)	2,900	2,825,034

Security	Principal Amount (000’s omitted)	Value

Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.024%, 7/17/25(10)(11)	$1,500	$1,475,598
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.624%, 7/17/25(10)(11)	1,500	1,435,962
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.774%, 7/17/25(10)(11)	1,800	1,597,734

Total Asset-Backed Securities (identified cost $55,174,630)		$54,657,400

Common Stocks — 0.2%

Security	Shares	Value

Aerospace and Defense — 0.0%(6)
IAP Worldwide Services, LLC(3)(12)(13)	168	$184,143

		$184,143

Automotive — 0.0%(6)
Dayco Products, LLC(12)	48,926	$1,822,493

		$1,822,493

Business Equipment and Services — 0.0%(6)
Education Management Corp.(3)(12)(13)	41,829,101	$1,129,386

		$1,129,386

Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(3)(12)(13)	105,043	$43,068

		$43,068

Investment Services — 0.0%
Safelite Realty Corp.(3)(13)(14)	20,048	$0

		$0

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(3)(12)(13)	167,709	$1,760,942
Tropicana Entertainment, Inc.(12)(13)	40,751	641,828

		$2,402,770

Publishing — 0.1%
ION Media Networks, Inc.(3)(12)(13)	13,247	$4,768,788
MediaNews Group, Inc.(3)(12)(13)	66,239	2,550,197

		$7,318,985

Total Common Stocks (identified cost $6,323,356)		$12,900,845

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Convertible Preferred Stocks — 0.0%(6)

Security	Shares	Value

Business Equipment and Services — 0.0%(6)
Education Management Corp., Series A-1, 7.50%(12)(13)	46,544	$3,056,391

Total Convertible Preferred Stocks (identified cost $3,284,920)		$3,056,391

Warrants — 0.0%(6)

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(6)
Vivarte Luxco(3)(12)(13)	182,939	$104,761

Total Warrants (identified cost $67,050)		$104,761

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(15)	$100,765	$100,765,116

Total Short-Term Investments (identified cost $100,765,116)		$100,765,116

Total Investments — 124.8% (identified cost $7,891,358,696)		$7,769,313,852

Less Unfunded Loan Commitments — (0.1)%		$(5,858,154)

Net Investments — 124.7% (identified cost $7,885,500,542)		$7,763,455,698

Other Assets, Less Liabilities — (24.7)%		$(1,539,498,148)

Net Assets — 100.0%		$6,223,957,550

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

PIK	–	Payment In Kind

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after April 30, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and preferred shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Amount is less than 0.05%.

(7)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(9)	Includes new money preferred shares that trade with the loan.

(10)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $207,177,930 or 3.3% of the Portfolio’s net assets.

(11)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Restricted security (see Note 5).

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $7,784,735,426)	$7,662,690,582
Affiliated investment, at value (identified cost, $100,765,116)	100,765,116
Cash	22,423,849
Restricted cash*	1,400,000
Foreign currency, at value (identified cost, $14,942,639)	15,084,042
Interest and dividends receivable	28,987,144
Interest receivable from affiliated investment	16,469
Receivable for investments sold	13,496,724
Receivable for open forward foreign currency exchange contracts	1,370,920
Prepaid upfront fees on notes payable	1,973,340
Prepaid expenses	275,034
Total assets	$7,848,483,220

Liabilities
Notes payable	$1,475,000,000
Cash collateral due to broker	480,000
Payable for investments purchased	138,986,548
Payable for open forward foreign currency exchange contracts	5,624,554
Payable to affiliates:
Investment adviser fee	2,640,996
Trustees’ fees	5,666
Accrued expenses	1,787,906
Total liabilities	$1,624,525,670
Net Assets applicable to investors’ interest in Portfolio	$6,223,957,550

Sources of Net Assets
Investors’ capital	$6,350,481,308
Net unrealized depreciation	(126,523,758)
Total	$6,223,957,550

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income (net of foreign taxes, $32,551)	$181,926,368
Dividends	694,674
Interest allocated from affiliated investment	89,263
Expenses allocated from affiliated investment	(9,659)
Total investment income	$182,700,646

Expenses
Investment adviser fee	$16,301,181
Trustees’ fees and expenses	34,000
Custodian fee	833,507
Legal and accounting services	275,742
Interest expense and fees	10,608,437
Miscellaneous	117,986
Total expenses	$28,170,853
Deduct —
Reduction of custodian fee	$69
Total expense reductions	$69

Net expenses	$28,170,784

Net investment income	$154,529,862

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(20,629,049)
Investment transactions allocated from affiliated investment	170
Foreign currency and forward foreign currency exchange contract transactions	41,575,563
Net realized gain	$20,946,684
Change in unrealized appreciation (depreciation) —
Investments	$10,441,526
Foreign currency and forward foreign currency exchange contracts	(15,201,353)
Net change in unrealized appreciation (depreciation)	$(4,759,827)

Net realized and unrealized gain	$16,186,857

Net increase in net assets from operations	$170,716,719

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$154,529,862	$356,814,864
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	20,946,684	16,346,975
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(4,759,827)	(162,692,528)
Net increase in net assets from operations	$170,716,719	$210,469,311
Capital transactions —
Contributions	$305,681,465	$923,766,018
Withdrawals	(750,191,226)	(1,750,161,361)
Net decrease in net assets from capital transactions	$(444,509,761)	$(826,395,343)

Net decrease in net assets	$(273,793,042)	$(615,926,032)

Net Assets
At beginning of period	$6,497,750,592	$7,113,676,624
At end of period	$6,223,957,550	$6,497,750,592

40	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2015
Net increase in net assets from operations	$170,716,719
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(544,486,407)
Investments sold and principal repayments	1,230,463,908
Decrease in short-term investments, net	8,273,795
Net amortization/accretion of premium (discount)	(1,037,285)
Amortization of prepaid upfront fees on notes payable	276,660
Decrease in restricted cash	400,000
Decrease in dividends and interest receivable	3,483,623
Decrease in interest receivable from affiliated investment	5,598
Decrease in receivable for open forward foreign currency exchange contracts	7,980,469
Decrease in prepaid expenses	14,359
Decrease in payable for cash collateral due to broker	(1,320,000)
Increase in payable for open forward foreign currency exchange contracts	5,624,554
Decrease in payable to affiliate for investment adviser fee	(347,782)
Decrease in accrued expenses	(523,072)
Decrease in unfunded loan commitments	(22,782,290)
Net change in unrealized (appreciation) depreciation from investments	(10,441,526)
Net realized loss from investments	20,629,049
Net cash provided by operating activities	$866,930,372

Cash Flows From Financing Activities
Proceeds from capital contributions	$305,681,465
Payments for capital withdrawals	(750,191,226)
Payment of prepaid upfront fees on notes payable	(2,250,000)
Proceeds from notes payable	200,000,000
Repayments of notes payable	(625,000,000)
Net cash used in financing activities	$(871,759,761)

Net decrease in cash*	$(4,829,389)

Cash at beginning of period(1)	$42,337,280

Cash at end of period(1)	$37,507,891

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$13,113,498

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $150,217.

(1)	Balance includes foreign currency, at value.

41	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(1)	0.57	%(2)	0.55%	0.52%	0.61%	0.65%	0.72%
Interest and fee expense	0.35	%(2)	0.27%	0.22%	0.34%	0.39%	0.56%
Total expenses	0.92	%(2)	0.82%	0.74%	0.95%	1.04%	1.28%
Net investment income	5.06	%(2)	4.80%	4.97%	5.73%	5.31%	5.15%
Portfolio Turnover	8	%(3)	38%	29%	37%	59%	37%
Total Return	2.84	%(3)	2,84%	6.25%	9.94%	5.54%	14.14%
Net assets, end of period (000’s omitted)	$6,223,958		$6,497,751	$7,113,677	$3,241,781	$1,645,880	$1,347,695

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

42	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance Short Duration Real Return Fund and Eaton Vance Short Duration Government Income Fund held an interest of 98.5%, 1.2%, less than 0.5% and less than 0.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a

43

Senior Debt Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

44

Senior Debt Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion and 0.375% over $10 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee totaled $16,301,181 or 0.53% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $608,417,772 and $1,114,169,925, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,846,388,813

Gross unrealized appreciation	$94,813,951
Gross unrealized depreciation	(177,747,066)

Net unrealized depreciation	$(82,933,115)

5  Restricted Securities

At April 30, 2015, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Safelite Realty Corp.	9/29/00 – 11/10/00	20,048	$0	$0

Total Common Stocks			$0	$0

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of

45

Senior Debt Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/29/15	British Pound Sterling 10,615,613	United States Dollar 16,436,260	JPMorgan Chase Bank, N.A.	$144,134	$—	$144,134
5/29/15	Canadian Dollar 7,929,625	United States Dollar 6,519,363	State Street Bank and Trust Company	—	(50,545)	(50,545)
5/29/15	Canadian Dollar 2,886,874	United States Dollar 2,310,527	State Street Bank and Trust Company	—	(81,326)	(81,326)
5/29/15	Canadian Dollar 23,236,407	United States Dollar 18,575,543	State Street Bank and Trust Company	—	(676,448)	(676,448)
5/29/15	Euro 48,516,558	United States Dollar 55,147,559	Goldman Sachs International	653,869	—	653,869
5/29/15	Euro 3,681,500	United States Dollar 3,900,590	HSBC Bank USA, N.A.	—	(234,463)	(234,463)
5/29/15	Euro 3,000,000	United States Dollar 3,280,737	State Street Bank and Trust Company	—	(88,856)	(88,856)
5/29/15	United States Dollar 4,316,048	Euro 4,000,000	Deutsche Bank AG	176,743	—	176,743
5/29/15	United States Dollar 8,589,408	Euro 8,000,000	JPMorgan Chase Bank, N.A.	396,174	—	396,174
6/30/15	British Pound Sterling 25,825,566	United States Dollar 38,387,121	Goldman Sachs International	—	(1,239,664)	(1,239,664)
6/30/15	Euro 1,995,000	United States Dollar 2,173,305	HSBC Bank USA, N.A.	—	(68,419)	(68,419)
6/30/15	Euro 47,670,737	United States Dollar 52,009,489	HSBC Bank USA, N.A.	—	(1,556,727)	(1,556,727)
6/30/15	Euro 2,000,000	United States Dollar 2,148,358	State Street Bank and Trust Company	—	(98,984)	(98,984)
7/31/15	British Pound Sterling 27,638,275	United States Dollar 42,342,252	HSBC Bank USA, N.A.	—	(57,106)	(57,106)
7/31/15	Euro 58,469,356	United States Dollar 64,256,887	Goldman Sachs International	—	(1,472,016)	(1,472,016)

				$1,370,920	$(5,624,554)	$(4,253,634)

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contigent features in a net liability position was $5,624,554. The aggregate fair value of assets pledged as collateral by the Porfolio for such liability was $920,000 at April 30 2015.

46

Senior Debt Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$1,370,920	(1)	$(5,624,554	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank AG	$176,743	$—	$—	$—	$176,743
Goldman Sachs International	653,869	(653,869)	—	—	—
JPMorgan Chase Bank, N.A.	540,308	—	—	(480,000)	60,308

	$1,370,920	$(653,869)	$—	$(480,000)	$237,051

47

Senior Debt Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(2,711,680)	$653,869	$—	$—	$(2,057,811)
HSBC Bank USA, N.A.	(1,916,715)	—	—	920,000	(996,715)
State Street Bank and Trust Company	(996,159)	—	—	—	(996,159)

	$(5,624,554)	$653,869	$—	$920,000	$(4,050,685)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward foreign currency exchange contracts	$42,523,854	(1)	$(13,605,023	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2015, which is indicative of the volume of this derivative type, was approximately $347,955,000.

7  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $2.25 billion ($2.5 billion prior to March 17, 2015, $2.315 billion prior to June 9, 2014 and $2.215 billion prior to March 19, 2014) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement in effect through March 15, 2016, the Portfolio also pays a program fee of 0.67% (0.80% prior to March 17, 2015) per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 50% of the total facility size) per annum on the amount of the facility. Program and commitment fees for the six months ended April 30, 2015 totaled $8,472,403 and are included in interest expense in the Statement of Operations. In connection with the renewal of the Agreement on March 17, 2015, the Portfolio paid an up-front fee of $2,250,000, which is being amortized to interest expense through March 15, 2016, the termination date of the Agreement. The unamortized balance at April 30, 2015 is $1,973,340 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2015, the Portfolio had borrowings outstanding under the Agreement of $1,475,000,000 at an interest rate of 0.23%. The carrying amount of the borrowings at April 30, 2015 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2015. For the six months ended April 30, 2015, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $1,711,878,453 and 0.22%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

48

Senior Debt Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$7,291,905,054	$7,714,669	$7,299,619,723
Corporate Bonds & Notes	—	292,224,848	126,614	292,351,462
Asset-Backed Securities	—	54,657,400	—	54,657,400
Common Stocks	641,828	1,822,493	10,436,524	12,900,845
Convertible Preferred Stocks	—	3,056,391	—	3,056,391
Warrants	—	—	104,761	104,761
Short-Term Investments	—	100,765,116	—	100,765,116

Total Investments	$641,828	$7,744,431,302	$18,382,568	$7,763,455,698

Forward Foreign Currency Exchange Contracts	$—	$1,370,920	$—	$1,370,920

Total	$641,828	$7,745,802,222	$18,382,568	$7,764,826,618

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(5,624,554)	$—	$(5,624,554)

Total	$—	$(5,624,554)	$—	$(5,624,554)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

49

Senior Debt Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $6,211,000 (equal to 0.10% of net assets at April 30, 2015). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Portfolio as incurred.

50

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

51

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

52

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

53

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Senior Debt Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

54

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

55

This Page Intentionally Left Blank

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763 4.30.15

Eaton Vance

Floating-Rate Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Floating-Rate Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	46

Officers and Trustees	49

Important Notices	50

Eaton Vance

Floating-Rate Fund

April 30, 2015

Performance1,2

Portfolio Managers Scott H. Page, CFA and Craig P. Russ

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	02/07/2001	02/07/2001	2.11%	2.66%	4.23%	3.94%
Class A at NAV	05/05/2003	02/07/2001	2.22	2.69	4.22	3.94
Class A with 2.25% Maximum Sales Charge	—	—	–0.04	0.35	3.75	3.70
Class B at NAV	02/05/2001	02/05/2001	1.73	1.78	3.44	3.16
Class B with 5% Maximum Sales Charge	—	—	–3.27	–3.17	3.09	3.16
Class C at NAV	02/01/2001	02/01/2001	1.85	1.89	3.44	3.17
Class C with 1% Maximum Sales Charge	—	—	0.85	0.90	3.44	3.17
Class I at NAV	01/30/2001	01/30/2001	2.24	2.80	4.46	4.19
S&P/LSTA Leveraged Loan Index	—	—	2.28%	3.35%	4.94%	5.08%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class B	Class C	Class I
		0.99%	0.99%	1.74%	1.74%	0.74%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Fund

April 30, 2015

Fund Profile4

Top 10 Issuers (% of total investments)[5]		Top 10 Sectors (% of total investments)[5]

Asurion, LLC	1.4%	Electronics/Electrical	10.0%
Dell, Inc.	1.3	Health Care	9.4
FMG Resources (August 2006) Pty. Ltd.	1.1	Business Equipment and Services	8.7
Transdigm, Inc.	1.1	Retailers (Except Food and Drug)	6.1
Intelsat Jackson Holdings S.A.	1.0	Oil and Gas	5.2
RP Crown Parent, LLC	1.0	Chemicals and Plastics	5.1
Ineos US Finance LLC	1.0	Food Products	4.0
Infor (US), Inc.	1.0	Financial Intermediaries	3.8
Community Health Systems, Inc.	1.0	Lodging and Casinos	3.7
Virgin Media Investment Holdings Limited	0.9	Food Service	3.2
Total	10.8%	Total	59.2%

Credit Quality (% of bonds, loans and asset-backed securities)6

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,021.10	$5.16	1.03%
Class A	$1,000.00	$1,022.20	$5.16	1.03%
Class B	$1,000.00	$1,017.30	$8.90	1.78%
Class C	$1,000.00	$1,018.50	$8.91	1.78%
Class I	$1,000.00	$1,022.40	$3.91	0.78%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.70	$5.16	1.03%
Class A	$1,000.00	$1,019.70	$5.16	1.03%
Class B	$1,000.00	$1,016.00	$8.90	1.78%
Class C	$1,000.00	$1,016.00	$8.90	1.78%
Class I	$1,000.00	$1,020.90	$3.91	0.78%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Floating-Rate Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost, $10,192,344,065)	$10,027,078,488
Receivable for Fund shares sold	16,795,580
Total assets	$10,043,874,068

Liabilities
Payable for Fund shares redeemed	$26,405,202
Distributions payable	10,407,310
Payable to affiliates:
Administration fee	1,234,035
Distribution and service fees	1,129,260
Trustees’ fees	42
Accrued expenses	1,182,450
Total liabilities	$40,358,299
Net Assets	$10,003,515,769

Sources of Net Assets
Paid-in capital	$10,419,986,670
Accumulated net realized loss from Portfolio	(247,443,757)
Accumulated distributions in excess of net investment income	(3,761,567)
Net unrealized depreciation from Portfolio	(165,265,577)
Total	$10,003,515,769

Advisers Class Shares
Net Assets	$478,215,898
Shares Outstanding	52,976,209
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.03

Class A Shares
Net Assets	$1,521,142,795
Shares Outstanding	162,939,528
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.34
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.55

Class B Shares
Net Assets	$13,590,565
Shares Outstanding	1,508,171
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.01

Class C Shares
Net Assets	$866,627,931
Shares Outstanding	96,126,675
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.02

Class I Shares
Net Assets	$7,123,938,580
Shares Outstanding	788,808,744
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.03

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income allocated from Portfolio	$250,555,156
Dividends allocated from Portfolio	1,269,737
Expenses allocated from Portfolio	(29,034,804)
Total investment income from Portfolio	$222,790,089

Expenses
Administration fee	$7,893,649
Distribution and service fees
Advisers Class	640,258
Class A	2,074,659
Class B	74,184
Class C	4,439,483
Trustees’ fees and expenses	250
Custodian fee	29,943
Transfer and dividend disbursing agent fees	3,065,475
Legal and accounting services	57,794
Printing and postage	367,700
Registration fees	251,803
Miscellaneous	40,262
Total expenses	$18,935,460

Net investment income	$203,854,629

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(49,413,412)
Foreign currency and forward foreign currency exchange contract transactions	57,683,846
Net realized gain	$8,270,434
Change in unrealized appreciation (depreciation) —
Investments	$24,206,006
Foreign currency and forward foreign currency exchange contracts	(22,541,362)
Net change in unrealized appreciation (depreciation)	$1,664,644

Net realized and unrealized gain	$9,935,078

Net increase in net assets from operations	$213,789,707

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$203,854,629	$502,570,563
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	8,270,434	24,792,996
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	1,664,644	(252,243,574)
Net increase in net assets from operations	$213,789,707	$275,119,985
Distributions to shareholders —
From net investment income
Advisers Class	$(9,684,077)	$(22,354,482)
Class A	(31,449,561)	(88,980,110)
Class B	(224,688)	(562,413)
Class C	(13,474,856)	(29,085,244)
Class I	(149,946,695)	(371,686,350)
Total distributions to shareholders	$(204,779,877)	$(512,668,599)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$55,852,522	$175,966,792
Class A	177,460,111	702,667,799
Class B	90,104	824,722
Class C	45,665,345	172,160,092
Class I	1,318,782,197	4,450,024,945
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	9,598,628	22,054,958
Class A	27,587,751	78,070,722
Class B	204,202	514,127
Class C	10,642,546	22,696,605
Class I	90,158,057	191,877,036
Cost of shares redeemed
Advisers Class	(150,324,866)	(296,369,581)
Class A	(567,960,914)	(1,535,839,793)
Class B	(2,261,087)	(4,449,321)
Class C	(147,216,904)	(285,605,536)
Class I	(2,601,598,546)	(5,923,850,027)
Net asset value of shares exchanged
Class A	1,309,230	2,841,982
Class B	(1,309,230)	(2,841,982)
Net decrease in net assets from Fund share transactions	$(1,733,320,854)	$(2,229,256,460)

Net decrease in net assets	$(1,724,311,024)	$(2,466,805,074)

Net Assets
At beginning of period	$11,727,826,793	$14,194,631,867
At end of period	$10,003,515,769	$11,727,826,793

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(3,761,567)	$(2,836,319)

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2015

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.010		$9.170	$9.090	$8.850	$8.880	$8.450

Income (Loss) From Operations
Net investment income(1)	$0.167		$0.314	$0.339	$0.382	$0.342	$0.345
Net realized and unrealized gain (loss)	0.021		(0.154)	0.081	0.239	(0.018)	0.488

Total income from operations	$0.188		$0.160	$0.420	$0.621	$0.324	$0.833

Less Distributions
From net investment income	$(0.168)		$(0.320)	$(0.340)	$(0.381)	$(0.341)	$(0.404)
Tax return of capital	—		—	—	—	(0.013)	—

Total distributions	$(0.168)		$(0.320)	$(0.340)	$(0.381)	$(0.354)	$(0.404)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.001

Net asset value — End of period	$9.030		$9.010	$9.170	$9.090	$8.850	$8.880

Total Return(4)	2.11	%(5)	1.76%	4.69%	7.16%	3.68%	10.08%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$478,216		$562,524	$671,736	$519,542	$492,206	$432,169
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.03	%(8)	0.99%	0.99%	1.02%	1.01%	1.05%
Net investment income	3.76	%(8)	3.44%	3.70%	4.26%	3.82%	3.96%
Portfolio Turnover of the Portfolio	9	%(5)	34%	32%	42%	56%	39%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2015

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.310		$9.480	$9.410	$9.160	$9.180	$8.740

Income (Loss) From Operations
Net investment income(1)	$0.173		$0.324	$0.348	$0.395	$0.355	$0.356
Net realized and unrealized gain (loss)	0.031		(0.163)	0.074	0.248	(0.010)	0.499

Total income from operations	$0.204		$0.161	$0.422	$0.643	$0.345	$0.855

Less Distributions
From net investment income	$(0.174)		$(0.331)	$(0.352)	$(0.393)	$(0.352)	$(0.416)
Tax return of capital	—		—	—	—	(0.013)	—

Total distributions	$(0.174)		$(0.331)	$(0.352)	$(0.393)	$(0.365)	$(0.416)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.001

Net asset value — End of period	$9.340		$9.310	$9.480	$9.410	$9.160	$9.180

Total Return(4)	2.22	%(5)	1.70%	4.55%	7.17%	3.79%	10.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,521,143		$1,881,548	$2,674,354	$1,620,675	$1,450,518	$1,160,014
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.03	%(8)	0.99%	0.99%	1.02%	1.01%	1.04%
Net investment income	3.77	%(8)	3.43%	3.68%	4.26%	3.83%	3.96%
Portfolio Turnover of the Portfolio	9	%(5)	34%	32%	42%	56%	39%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.990		$9.150	$9.080	$8.840	$8.860	$8.440

Income (Loss) From Operations
Net investment income(1)	$0.134		$0.245	$0.273	$0.312	$0.275	$0.280
Net realized and unrealized gain (loss)	0.020		(0.154)	0.069	0.241	(0.007)	0.479

Total income from operations	$0.154		$0.091	$0.342	$0.553	$0.268	$0.759

Less Distributions
From net investment income	$(0.134)		$(0.251)	$(0.272)	$(0.313)	$(0.277)	$(0.340)
Tax return of capital	—		—	—	—	(0.011)	—

Total distributions	$(0.134)		$(0.251)	$(0.272)	$(0.313)	$(0.288)	$(0.340)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.001

Net asset value — End of period	$9.010		$8.990	$9.150	$9.080	$8.840	$8.860

Total Return(4)	1.73	%(5)	0.99%	3.80%	6.36%	3.04%	9.17%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,591		$16,859	$23,143	$25,325	$41,084	$55,067
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.78	%(8)	1.74%	1.74%	1.77%	1.76%	1.80%
Net investment income	3.01	%(8)	2.69%	2.98%	3.49%	3.08%	3.23%
Portfolio Turnover of the Portfolio	9	%(5)	34%	32%	42%	56%	39%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.000		$9.160	$9.080	$8.840	$8.870	$8.440

Income (Loss) From Operations
Net investment income(1)	$0.134		$0.245	$0.269	$0.314	$0.276	$0.279
Net realized and unrealized gain (loss)	0.020		(0.154)	0.083	0.239	(0.018)	0.491

Total income from operations	$0.154		$0.091	$0.352	$0.553	$0.258	$0.770

Less Distributions
From net investment income	$(0.134)		$(0.251)	$(0.272)	$(0.313)	$(0.277)	$(0.341)
Tax return of capital	—		—	—	—	(0.011)	—

Total distributions	$(0.134)		$(0.251)	$(0.272)	$(0.313)	$(0.288)	$(0.341)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.001

Net asset value — End of period	$9.020		$9.000	$9.160	$9.080	$8.840	$8.870

Total Return(4)	1.85	%(5)	0.88%	3.92%	6.36%	2.92%	9.29%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$866,628		$956,256	$1,065,313	$789,512	$782,241	$733,767
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.78	%(8)	1.74%	1.74%	1.77%	1.76%	1.80%
Net investment income	3.02	%(8)	2.69%	2.94%	3.51%	3.08%	3.21%
Portfolio Turnover of the Portfolio	9	%(5)	34%	32%	42%	56%	39%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.010		$9.170	$9.100	$8.860	$8.880	$8.450

Income (Loss) From Operations
Net investment income(1)	$0.178		$0.336	$0.359	$0.403	$0.366	$0.363
Net realized and unrealized gain (loss)	0.021		(0.153)	0.075	0.240	(0.011)	0.491

Total income from operations	$0.199		$0.183	$0.434	$0.643	$0.355	$0.854

Less Distributions
From net investment income	$(0.179)		$(0.343)	$(0.364)	$(0.403)	$(0.361)	$(0.425)
Tax return of capital	—		—	—	—	(0.014)	—

Total distributions	$(0.179)		$(0.343)	$(0.364)	$(0.403)	$(0.375)	$(0.425)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.001

Net asset value — End of period	$9.030		$9.010	$9.170	$9.100	$8.860	$8.880

Total Return(4)	2.24	%(5)	2.01%	4.84%	7.41%	4.04%	10.34%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,123,939		$8,310,640	$9,760,086	$4,876,648	$5,108,712	$2,794,104
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.78	%(8)	0.74%	0.74%	0.77%	0.76%	0.79%
Net investment income	4.02	%(8)	3.68%	3.91%	4.50%	4.09%	4.16%
Portfolio Turnover of the Portfolio	9	%(5)	34%	32%	42%	56%	39%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust the (Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Eaton Vance Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (87.5% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance

Floating-Rate Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $198,724,711 and deferred capital losses of $44,913,959, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016 ($137,190,915), October 31, 2017 ($32,557,773) and October 31, 2018 ($28,976,023) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2014, $4,989,082 are short-term and $39,924,877 are long term.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2015, the administration fee amounted to $7,893,649. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $143,777 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $19,022 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $640,258 for Advisers Class shares and $2,074,659 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $55,638 and $3,329,612 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $18,546 and $1,109,871 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin

15

Eaton Vance

Floating-Rate Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $91,000, $14,000 and $65,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $89,708,425 and $2,069,157,606, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	6,246,606	19,234,467
Issued to shareholders electing to receive payments of distributions in Fund shares	1,070,830	2,415,716
Redemptions	(16,799,424)	(32,458,090)

Net decrease	(9,481,988)	(10,807,907)

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	19,162,823	74,199,718
Issued to shareholders electing to receive payments of distributions in Fund shares	2,974,837	8,264,266
Redemptions	(61,340,497)	(162,802,781)
Exchange from Class B shares	141,455	300,872

Net decrease	(39,061,382)	(80,037,925)

Class B	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	10,054	90,307
Issued to shareholders electing to receive payments of distributions in Fund shares	22,814	56,393
Redemptions	(253,339)	(488,364)
Exchange to Class A shares	(146,534)	(311,668)

Net decrease	(367,005)	(653,332)

16

Eaton Vance

Floating-Rate Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	5,105,510	18,829,138
Issued to shareholders electing to receive payments of distributions in Fund shares	1,188,535	2,489,697
Redemptions	(16,474,625)	(31,349,064)

Net decrease	(10,180,580)	(10,030,229)

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	147,275,792	486,220,887
Issued to shareholders electing to receive payments of distributions in Fund shares	10,050,300	21,011,225
Redemptions	(290,792,611)	(648,934,014)

Net decrease	(133,466,519)	(141,701,902)

17

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 92.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.9%
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	8,450	$8,501,792
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	2,989	3,000,684
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	5,347	5,346,553
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	7,342	5,873,996
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	70,293	68,593,861
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	3,824	3,847,568
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	86,134	86,451,225
Term Loan, 3.75%, Maturing June 4, 2021	34,638	34,765,442

		$216,381,121

Automotive — 2.6%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	16,076	$16,116,193
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019	13,655	13,759,627
Chrysler Group, LLC
Term Loan, 3.25%, Maturing December 31, 2018	18,332	18,375,907
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	15,379	15,474,892
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	20,025	20,125,379
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	72,712	72,703,062
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	63,354	64,146,094
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	4,875	4,922,717
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	37,883	38,075,298
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020	5,143	5,181,464

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	11,821	$11,857,540
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	20,269	20,358,062

		$301,096,235

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	12,236	$11,869,162
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	3,000	2,895,000

		$14,764,162

Brokerage / Securities Dealers / Investment Houses — 0.0%(4)
Astro AB Borrower, Inc.
Term Loan, Maturing April 30, 2022(2)	4,250	$4,308,437

		$4,308,437

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	22,039	$22,130,039
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	15,914	15,844,298
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	25,646	25,703,367
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	2,475	2,493,562
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	13,840	13,839,623
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	15,278	15,341,324
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,547	1,564,293
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	18,626	18,591,116
Realogy Corporation
Term Loan, 4.67%, Maturing October 10, 2016	276	273,317
Term Loan, 3.75%, Maturing March 5, 2020	21,944	22,050,251
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	8,303	8,330,540
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,292	6,307,557

		$152,469,287

18	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 8.6%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		53,158	$53,822,349
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		30,364	26,264,912
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		6,499	6,531,797
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		10,955	10,653,499
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		17,495	17,240,117
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,368	17,428,161
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		13,849	13,852,287
ClientLogic Corporation
Term Loan, 7.22%, Maturing January 30, 2017	EUR	2,912	3,253,040
Term Loan, 7.53%, Maturing January 30, 2017		9,682	9,633,938
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		17,993	18,004,046
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		38,610	35,907,015
Education Management, LLC
Revolving Loan, 2.09%, Maturing July 2, 2020(5)		9,764	9,221,711
Term Loan, 5.50%, Maturing July 2, 2020		5,464	4,926,575
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		9,258	7,437,007
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		58,961	58,445,159
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		28,641	28,784,696
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		10,968	10,995,818
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		13,719	13,864,211
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,032	2,032,410
Term Loan, 4.00%, Maturing November 6, 2020		7,942	7,944,874
Term Loan, 4.75%, Maturing November 6, 2020	CAD	11,426	9,304,637
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		23,540	23,598,507
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		37,778	37,860,484
Term Loan, 3.75%, Maturing March 17, 2021	EUR	39	44,615

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		17,859	$17,964,739
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	20,115	22,857,159
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		15,500	15,461,250
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		23,166	23,252,475
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		59,892	60,406,435
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		30,494	31,503,911
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		9,287	9,281,536
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		15,066	14,713,852
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		9,736	9,768,967
Term Loan, 4.50%, Maturing April 2, 2022		12,460	12,537,521
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		3,158	3,130,128
Nuance Communications, Inc.
Term Loan, 2.94%, Maturing August 7, 2019		6,878	6,859,233
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		8,962	9,045,577
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		32,688	32,810,511
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		29,483	29,151,052
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		1,500	1,481,250
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		1,909	1,908,220
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		10,000	9,925,000
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		39,875	40,036,436
SunGard Data Systems, Inc.
Term Loan, 4.00%, Maturing March 8, 2020		86,355	87,016,146
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		14,541	14,631,958
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		72,685	73,094,288

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		18,953	$19,173,126
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		5,782	5,792,841
Term Loan, 4.75%, Maturing February 21, 2019	CAD	4,900	4,071,488

			$982,926,964

Cable and Satellite Television — 0.8%
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		2,957	$2,944,808
Mediacom Illinois, LLC
Term Loan, 3.75%, Maturing June 30, 2021		4,142	4,155,895
Sterling Entertainment Enterprises, LLC
Term Loan, 2.94%, Maturing December 28, 2017		11,112	10,750,860
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020		43,882	43,969,979
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	13,244,887
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	2,327	2,623,838
Term Loan, 3.75%, Maturing January 15, 2022	EUR	3,612	4,072,928
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,537	7,372,070

			$89,135,265

Chemicals and Plastics — 4.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		8,649	$8,697,233
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,360	7,203,614
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		4,487	4,512,583
Aruba Investments, Inc.
Term Loan, 5.25%, Maturing February 2, 2022		3,950	3,991,870
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		60,691	60,940,292
Term Loan, 4.00%, Maturing February 1, 2020	EUR	945	1,072,773
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		11,507	11,585,061
Colouroz Investments, 1, GmbH
Term Loan, 4.75%, Maturing September 7, 2021		2,841	2,867,298
Term Loan, 4.75%, Maturing September 7, 2021		17,184	17,344,805

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		6,384	$6,447,840
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		8,507	8,567,507
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		7,419	7,474,633
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		29,925	30,112,031
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	16,329	18,385,429
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,650	6,366,192
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		60,741	60,927,651
Term Loan, 4.25%, Maturing March 31, 2022		9,100	9,165,001
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		8,192	8,265,210
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		30,929	31,266,254
Term Loan, 4.75%, Maturing June 7, 2020		8,130	8,222,539
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 7, 2021		32,237	32,425,466
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,757	9,772,143
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		8,955	9,055,744
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,925	5,465,058
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		12,584	12,355,792
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	3,740,000
Polarpak, Inc.
Term Loan, 5.50%, Maturing June 7, 2020	CAD	12,061	9,996,790
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		18,984	19,015,656
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		5,174	5,192,595
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		1,040	1,048,993
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		5,893	5,944,293
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		19,650	19,662,281

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Trinseo Materials Operating S.C.A.
Term Loan, Maturing October 13, 2021(2)		4,200	$4,223,625
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		34,711	34,867,227
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		48,314	48,570,366

			$534,751,845

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	440	$681,010
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		34,192	32,225,894
Spectrum Brands, Inc.
Term Loan, 5.01%, Maturing December 17, 2019	CAD	7,656	6,353,153

			$39,260,057

Containers and Glass Products — 1.4%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		40,764	$40,840,297
Term Loan, 3.75%, Maturing January 6, 2021		37,485	37,643,333
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		32,494	32,940,349
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		3,164	3,174,439
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		37,990	38,396,489
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,356	3,357,095

			$156,352,002

Cosmetics / Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 4.50%, Maturing September 3, 2021		9,366	$9,429,739
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		26,765	26,902,888
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		45,403	43,870,981

			$80,203,608

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs — 1.5%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,727	$19,797,068
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		8,702	8,788,894
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing March 30, 2022		3,300	3,330,251
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,619	20,675,024
Term Loan, 4.50%, Maturing March 11, 2021	EUR	2,059	2,333,829
Horizon Pharma Holdings USA, Inc.
Term Loan, Maturing April 22, 2021(2)		2,975	3,000,103
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		36,358	36,445,406
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing December 11, 2019		25,785	25,894,191
Term Loan, 3.50%, Maturing August 5, 2020		4,939	4,958,209
Term Loan, 4.00%, Maturing April 1, 2022		47,325	47,712,497
VWR Funding, Inc.
Term Loan, 3.43%, Maturing April 3, 2017		2	1,737

			$172,937,209

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		44,588	$44,566,617
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		15,240	15,322,735

			$59,889,352

Electronics / Electrical — 10.0%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		3,271	$3,296,884
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		27,621	26,550,704
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		51,650	51,961,219
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		20,337	20,372,939
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		21,401	21,882,523
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,786	13,768,518

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		5,846	$5,926,002
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		4,171	4,186,260
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		36,856	34,613,897
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020		145,669	146,417,851
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		35,225	35,427,621
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		7,927	7,954,591
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		17,981	18,115,357
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		11,704	11,742,779
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		14,369	14,386,711
Go Daddy Operating Company, LLC
Term Loan, 4.50%, Maturing May 13, 2021		61,260	61,767,731
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		11,104	11,176,614
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		8,423	8,417,619
Term Loan, 3.75%, Maturing June 3, 2020		95,375	95,293,084
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,800	5,429,679
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		7,475	7,540,406
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,826	9,924,008
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		22,600	22,675,326
Term Loan, 5.25%, Maturing November 19, 2021		22,562	22,696,729
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		58,056	58,447,784
MH Sub I, LLC
Term Loan, 5.00%, Maturing July 8, 2021		15,341	15,438,941
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		26,584	26,592,376

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	7,239	$7,242,968
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	16,006	15,885,699
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	4,550	4,447,625
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	10,076	10,134,533
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	4,250	4,273,906
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	115,443	112,629,378
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	15,023	15,148,439
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018	8,550	8,656,518
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	42,469	42,359,197
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	9,319	9,365,344
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	15,676	15,754,191
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	16,079	16,118,696
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	14,580	14,716,393
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	17,622	17,787,711
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	22,324	22,430,252
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	22,931	22,993,405
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	12,828	12,851,922
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	29,294	29,696,539

		$1,144,496,869

Financial Intermediaries — 3.7%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,845	$12,823,539
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	2,000	1,940,000

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	28,270	$28,437,932
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	13,660	13,608,413
First Data Corporation
Term Loan, 3.68%, Maturing March 24, 2017	5,000	5,015,625
Term Loan, 3.68%, Maturing March 24, 2018	36,518	36,641,417
Term Loan, 3.68%, Maturing September 24, 2018	41,428	41,553,564
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	33,959	33,916,470
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	44,843	45,150,864
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	4,001	4,026,293
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	14,540	14,521,352
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	7,924	7,923,864
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	6,866	6,908,918
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	2,302	2,313,141
Term Loan, 6.25%, Maturing September 4, 2018	12,830	12,893,773
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	51,916	51,494,131
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	7,032	7,034,163
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	22,585	22,556,832
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	11,824	11,853,493
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	60,485	58,112,682

		$418,726,466

Food Products — 3.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	54,544	$55,047,088
American Seafoods Group, LLC
Term Loan, 6.50%, Maturing March 18, 2018	9,030	8,676,617

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		9,465	$9,488,413
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	EUR	6,525	7,407,708
Term Loan, 3.50%, Maturing July 23, 2021		37,600	37,600,000
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		9,868	9,888,207
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		30,613	29,439,569
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,146	12,191,798
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		19,360	19,516,945
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		15,244	15,281,628
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		34,722	34,873,749
Term Loan, 3.75%, Maturing September 18, 2020		27,629	27,819,201
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	11,524	12,451,803
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	7,253	7,677,558
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	99,694,779
Onex Wizard US Acquisition, Inc.
Term Loan, 5.25%, Maturing March 13, 2022		16,175	16,369,601

			$403,424,664

Food Service — 3.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		102,983	$104,352,682
Aramark Services, Inc.
Term Loan, 3.68%, Maturing July 26, 2016		3,393	3,378,309
Term Loan, 3.68%, Maturing July 26, 2016		13,242	13,183,652
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		4,711	4,743,819
Buffets, Inc.
Term Loan, 0.00%, Maturing April 22, 2015(3)(7)		880	704,303
Term Loan, 15.00%, Maturing July 18, 2017(3)(8)		2,790	2,232,022
Term Loan, 15.00%, Maturing July 19, 2017(3)(8)		1,535	1,227,997

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Service (continued)
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021	11,165	$11,088,962
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019	9,701	9,652,448
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	30,283	30,464,444
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018	10,073	10,052,402
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	9,012	8,867,146
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	4,053	4,053,655
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	106,745	107,256,948
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	98,735	52,823,219

		$364,082,008

Food / Drug Retailers — 2.1%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019	35,600	$35,927,378
Term Loan, 5.50%, Maturing August 25, 2021	11,700	11,840,564
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019	40,685	41,059,856
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	38,745	38,664,302
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	18,184	18,288,745
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	43,538	43,963,885
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	52,935	53,221,755

		$242,966,485

Health Care — 8.5%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	3,242	$3,283,413
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	19,154	19,225,577
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	30,702	30,924,437

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		29,165	$29,101,000
Amneal Pharmaceuticals, LLC
Term Loan, 4.51%, Maturing November 1, 2019		3,025	3,043,906
Term Loan, 5.00%, Maturing November 1, 2019		10,018	10,096,986
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		30,516	30,661,900
Aspen Dental Management, Inc.
Term Loan, Maturing April 10, 2022(2)		4,300	4,329,562
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		9,397	9,467,366
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		2,892	2,879,313
Term Loan, 6.50%, Maturing July 31, 2020		4,820	4,798,855
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		18,294	18,500,286
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020		1,333	1,341,075
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019		25,627	25,795,134
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021		61,841	62,285,234
Convatec, Inc.
Term Loan, 4.00%, Maturing December 22, 2016		17,197	17,265,043
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		16,119	16,159,315
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017		26,056	26,176,853
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		68,282	68,744,706
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020		3,945	3,969,372
Term Loan, 4.25%, Maturing August 30, 2020		13,306	13,389,089
Term Loan, 4.75%, Maturing August 30, 2020	EUR	1,633	1,850,166
Term Loan, 4.75%, Maturing August 30, 2020	EUR	5,367	6,082,771
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		22,203	22,325,462
Impax Laboratories, Inc.
Term Loan, 5.50%, Maturing December 2, 2020		11,925	12,074,062
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019		13,134	12,542,731

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	15,293	$15,379,301
Term Loan, 7.75%, Maturing May 15, 2018	26,196	26,217,629
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	23,545	23,765,695
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	53,820	54,268,330
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	9,506	9,268,299
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	4,268	4,272,855
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	40,345	33,385,591
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	11,249	9,449,481
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	8,178	6,869,805
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	10,167	10,221,294
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	40,937	41,389,011
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	30,119	30,199,438
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	75	74,939
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	74,372	74,823,890
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	23,466	23,656,237
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018	28,311	28,434,686
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	17,639	17,693,691
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019	27,601	28,006,283
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018	20,979	21,044,184
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	16,084	16,053,455

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		21,696	$21,532,908
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		13,003	13,051,697
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		12,369	12,454,443

			$977,826,756

Home Furnishings — 0.5%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		4,603	$4,613,572
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		45,558	45,910,693
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		3,527	3,545,398

			$54,069,663

Industrial Equipment — 2.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		51,973	$52,037,774
CPM Holdings, Inc.
Term Loan, Maturing April 1, 2022(2)		3,550	3,594,375
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021		9,100	9,162,563
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		19,433	19,676,034
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		41,544	40,627,601
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,480	7,241,845
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		28,031	28,230,672
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		24,271	24,271,367
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		10,584	10,662,956
Paladin Brands Holding, Inc.
Term Loan, 6.76%, Maturing August 16, 2019		13,496	13,555,117
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		58,703	58,990,743
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		21,393	21,443,199
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,792	5,784,261

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		14,207	$14,343,601
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,909	3,909,156
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021		8,242	8,289,824
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	11,800	13,266,191

			$335,087,279

Insurance — 3.0%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		26,858	$26,967,007
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		6,699	6,766,177
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		125,736	126,731,647
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		30,075	30,526,125
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		16,269	15,475,529
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 28, 2018		11,619	11,641,024
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		5,293	5,226,434
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		4,700	4,535,500
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		57,170	57,074,722
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		58,961	59,144,937

			$344,089,102

Leisure Goods / Activities / Movies — 2.9%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020		19,825	$19,916,919
Aufinco Pty Limited
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		9,200	9,085,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	46,083	$46,399,781
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	15,701	15,829,005
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020	709	714,683
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	16,267	16,450,314
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	5,066	5,081,791
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	34,832	34,984,130
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	16,451	16,491,814
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	14,680	14,778,005
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	31,920	31,365,387
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK), Maturing March 28, 2018(3)	6,356	406,797
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	30,456	30,506,440
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	5,181	5,217,044
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	27,699	23,855,893
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	27,334	27,224,415
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	31,582	31,271,289

		$329,578,707

Lodging and Casinos — 3.4%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	4,660	$4,694,948
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	45,198	45,409,763
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	22,200	22,460,850
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	8,423	8,486,366

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2017(5) (7)		14,948	$13,418,548
Term Loan, 0.00%, Maturing March 1, 2017(7)		25,675	23,740,450
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		11,503	11,596,232
Four Seasons Holdings, Inc.
Term Loan, 3.50%, Maturing June 27, 2020		9,674	9,716,163
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	43,838	67,612,878
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		3,072	3,101,553
Term Loan, 5.50%, Maturing November 21, 2019		7,168	7,236,958
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		52,261	52,515,501
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		33,342	33,404,804
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		6,978	6,993,578
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		6,703	6,719,571
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		58,510	59,168,486
Term Loan, 6.00%, Maturing October 1, 2021		13,641	13,795,213

			$390,071,862

Nonferrous Metals / Minerals — 1.5%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,769	$13,138,619
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		40,329	30,212,994
Dynacast International, LLC
Term Loan, 5.25%, Maturing January 28, 2022		8,200	8,320,442
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		39,205	37,499,651
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 7, 2017		3,800	3,834,835
Term Loan, 7.50%, Maturing March 19, 2021		23,950	23,770,375
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		2,455	2,294,814

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	33	$33,286
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	9,434	9,355,814
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	11,606,625
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	6,315	5,935,743
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	2,000	1,810,000
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	30,442	19,416,211

		$167,229,409

Oil and Gas — 5.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	52,194	$45,875,936
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	19,167	16,771,239
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	34,662	33,795,025
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	26,159	26,429,220
CITGO Petroleum Corporation
Revolving Loan, 0.53%, Maturing July 23, 2019(5)	12,500	11,555,000
Term Loan, 4.50%, Maturing July 29, 2021	16,169	16,244,549
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	21,904	21,356,720
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	27,969	24,379,431
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	26,400	26,336,350
Term Loan, 4.00%, Maturing December 2, 2019	5,425	5,458,906
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	18,430	18,015,565
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	21,976	17,196,305
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	17,102	12,912,199
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	90,108	89,212,710

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	5,405	$5,381,431
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	23,355	17,706,156
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	18,250	8,851,250
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	80,099	65,769,059
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	965	881,388
Term Loan, 4.25%, Maturing December 16, 2020	2,586	2,363,319
Term Loan, 4.25%, Maturing December 16, 2020	18,593	16,989,184
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,227	3,114,171
Term Loan, 4.25%, Maturing October 1, 2019	5,283	5,098,464
Term Loan, 4.25%, Maturing October 1, 2019	39,872	38,476,588
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,980	7,964,937
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	8,595	8,466,173
Tallgrass Operations, LLC
Term Loan, 3.75%, Maturing November 13, 2017	5,310	5,256,447
Term Loan, 4.25%, Maturing November 13, 2018	1,072	1,069,060
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	5,135	5,196,449
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	29,502	28,119,165

		$586,242,396

Publishing — 2.5%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	24,243	$24,455,252
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	110,975	96,631,517
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	30,018	30,257,065
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	62,175	60,465,543

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	15,387	$15,510,027
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	8,968	9,057,636
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	3,368	3,364,797
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(9)	259	200,635
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019	10,186	10,283,869
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	8,828	8,894,084
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	17,560	17,654,753
Term Loan, Maturing August 14, 2020(2)	4,225	4,250,088

		$281,025,266

Radio and Television — 2.4%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	7,135	$6,969,876
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	6,791	6,780,268
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021	3,532	3,566,470
Clear Channel Communications, Inc.
Term Loan, 6.93%, Maturing January 30, 2019	26,740	25,650,125
Term Loan, 7.68%, Maturing July 30, 2019	5,384	5,238,265
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	72,971	72,077,361
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	8,226	8,263,739
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	16,894	16,823,497
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021	4,518	4,540,394
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019	7,174	7,196,328
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	23,057	23,258,826
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	11,023	11,057,627

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,500	$12,539,524
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		5,627	5,595,169
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		4,244	4,213,921
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		25,447	24,110,916
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		7,110	7,120,680
Term Loan, 4.00%, Maturing March 1, 2020		31,385	31,432,693

			$276,435,679

Retailers (Except Food and Drug) — 6.1%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		30,502	$30,587,470
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	6,850	10,433,426
Term Loan, 4.31%, Maturing April 28, 2020	GBP	5,450	8,335,873
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		23,230	23,389,659
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		32,247	32,262,138
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		24,332	23,465,356
Dollar Tree, Inc.
Term Loan, 4.25%, Maturing March 9, 2022		37,850	38,391,028
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		18,374	18,112,589
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,607	10,702,576
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		16,737	16,836,259
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		54,158	50,920,107
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		27,892	27,892,274
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		16,889	17,094,820
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		44,163	44,370,316
Term Loan, 4.00%, Maturing January 28, 2020		7,585	7,637,311
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		57,309	57,540,043

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		34,964	$35,103,987
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		4,985	5,003,945
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		29,911	30,052,847
PetSmart, Inc.
Term Loan, 5.00%, Maturing March 11, 2022		60,000	60,817,500
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,346	9,310,950
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,801	9,776,435
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		27,052	27,474,434
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		7,388	7,313,935
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		41,933	42,063,569
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		39,056	36,956,972
Vivarte SA
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	2,588	0
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(10)	EUR	9,812	6,055,903
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(11)	EUR	6,373	7,241,206
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		5,089	4,885,463

			$700,028,391

Steel — 1.5%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		144,045	$130,470,841
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		23,430	23,419,895
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		8,432	8,347,579
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018(3)		11,653	6,398,388

			$168,636,703

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing March 11, 2018	2,397	$2,404,285
Term Loan, 3.75%, Maturing March 11, 2018	21,650	21,474,094
Term Loan, 4.00%, Maturing March 11, 2018	22,724	22,837,135
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	36,142	33,126,861

		$79,842,375

Telecommunications — 2.5%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017	5,807	$5,824,667
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	116,259	116,374,860
IPC Systems, Inc.
Term Loan, 5.50%, Maturing August 6, 2021	22,375	22,423,956
Mitel US Holdings, Inc.
Term Loan, 5.00%, Maturing March 31, 2022	9,625	9,713,232
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	12,068	11,728,769
Term Loan, 4.00%, Maturing April 23, 2019	31,629	30,739,367
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	46,865	47,002,157
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	11,009	11,033,825
Term Loan, 3.50%, Maturing January 15, 2022	17,084	17,122,131
Term Loan, 3.50%, Maturing January 15, 2022	18,106	18,146,701

		$290,109,665

Utilities — 1.6%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	6,261	$6,238,552
Term Loan, 3.25%, Maturing January 31, 2022	5,834	5,823,757
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	9,411	9,476,113
Term Loan, 4.00%, Maturing April 1, 2018	24,854	25,037,172
Term Loan, 4.00%, Maturing October 9, 2019	1,392	1,401,558
Term Loan, 4.00%, Maturing October 30, 2020	6,666	6,704,679
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	17,284	17,385,839
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	6,424	6,464,315
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	6,923	6,977,444

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021		1,707	$1,733,908
Term Loan, 5.00%, Maturing December 19, 2021		38,696	39,308,487
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		8,734	8,774,612
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021		18,532	18,473,765
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		3,650	3,700,187
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		21,546	21,943,265
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		7,332	7,391,761

			$186,835,414

Total Senior Floating-Rate Interests (identified cost $10,741,431,788)			$10,545,280,703

Corporate Bonds & Notes — 4.4%

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.4%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(12)		9,000	$9,461,250
Virgin Media Secured Finance PLC
5.375%, 4/15/21(12)		10,823	11,363,625
6.00%, 4/15/21(12)	GBP	11,115	17,963,733
5.50%, 1/15/25(12)		10,950	11,196,375

			$49,984,983

Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,533,500
Ineos Finance PLC
7.50%, 5/1/20(12)		14,525	15,368,176
Polymer Group, Inc.
7.75%, 2/1/19		2,714	2,815,775
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		9,331	9,902,617

			$43,620,068

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$46,613,750
Smurfit Kappa Acquisitions
4.875%, 9/15/18(12)		4,925	5,195,875

			$51,809,625

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(12)		3,000	$2,797,500
9.00%, 11/15/18(12)	CAD	4,500	3,226,274

			$6,023,774

Entertainment — 0.2%
Vougeot Bidco PLC
5.261%, 7/15/20(12)(13)	EUR	18,625	$21,156,298

			$21,156,298

Equipment Leasing — 0.0%(4)
International Lease Finance Corp.
6.75%, 9/1/16(12)		2,325	$2,464,500
7.125%, 9/1/18(12)		2,325	2,638,875

			$5,103,375

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(12)		10,952	$11,691,260
UPCB Finance II, Ltd.
6.375%, 7/1/20(12)	EUR	1,647	1,930,057

			$13,621,317

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(12)		18,000	$18,450,000
Iceland Bondco PLC
4.822%, 7/15/20(12)(13)	GBP	9,575	12,492,977
6.25%, 7/15/21(12)	GBP	7,000	9,316,987
Picard Groupe SA
4.25%, 8/1/19(12)(13)	EUR	7,500	8,505,588

			$48,765,552

Security		Principal Amount* (000’s omitted)	Value

Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$39,130,000
5.125%, 8/1/21		7,500	7,818,750
HCA, Inc.
4.75%, 5/1/23		9,766	10,278,715
inVentiv Health, Inc.
9.00%, 1/15/18(12)		15,375	16,220,625
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,375,000
4.375%, 10/1/21		9,700	9,627,250

			$96,450,340

Industrial Equipment — 0.0%(4)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(14)		975	$583,898

			$583,898

Insurance — 0.1%
CNO Financial Group, Inc.
6.375%, 10/1/20(12)		9,800	$10,412,500
Galaxy Bidco, Ltd.
5.563%, 11/15/19(12)(13)	GBP	2,500	3,847,093

			$14,259,593

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,580,000

			$8,580,000

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(7)		25,250	$19,442,500
9.00%, 2/15/20(7)		6,175	4,770,188
9.00%, 2/15/20(7)		14,975	11,568,187

			$35,780,875

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(12)		11,500	$11,327,500

			$11,327,500

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$8,926,545
Univision Communications, Inc.
6.75%, 9/15/22(12)		8,140	8,771,257

			$17,697,802

Telecommunications — 0.4%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,371,250
Matterhorn Telecom SA
3.875%, 5/1/22(12)	EUR	3,000	3,322,232
Virgin Media Secured Finance PLC
5.50%, 1/15/25(12)	GBP	6,300	9,956,550
Wind Acquisition Finance SA
5.245%, 4/30/19(12)(13)	EUR	7,775	8,836,666
6.50%, 4/30/20(12)		7,375	7,826,719
4.011%, 7/15/20(12)(13)	EUR	7,450	8,386,145

			$47,699,562

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(12)		3,000	$3,210,000
7.875%, 1/15/23(12)		18,230	20,144,150
5.875%, 1/15/24(12)		5,000	5,375,000

			$28,729,150

Total Corporate Bonds & Notes (identified cost $512,172,809)			$501,193,712

Asset-Backed Securities — 0.8%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO XIV, Series 2013-14A, Class C1, 3.12%, 4/15/25(12)(13)		$5,600	$5,577,732
Apidos CLO XIV, Series 2013-14A, Class D, 3.77%, 4/15/25(12)(13)		7,000	6,820,334
Apidos CLO XIV, Series 2013-14A, Class E, 4.67%, 4/15/25(12)(13)		3,500	3,100,299
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 3.02%, 10/17/24(12)(13)		3,000	2,937,640
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.77%, 10/17/24(12)(13)		3,000	2,921,173

Security	Principal Amount (000’s omitted)	Value

Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.17%, 10/17/24(12)(13)	$3,000	$2,779,039
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 3.024%, 7/17/25(12)(13)	4,000	3,964,428
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.724%, 7/17/25(12)(13)	3,330	3,232,792
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.524%, 7/17/25(12)(13)	3,330	2,909,347
Babson CLO, Ltd., Series 2013-IA, Class C, 2.975%, 4/20/25(12)(13)	7,175	7,124,792
Babson CLO, Ltd., Series 2013-IA, Class D, 3.775%, 4/20/25(12)(13)	5,600	5,489,140
Babson CLO, Ltd., Series 2013-IA, Class E, 4.675%, 4/20/25(12)(13)	3,525	3,182,691
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.375%, 7/15/26(12)(13)	3,500	3,506,696
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.375%, 7/15/26(12)(13)	3,500	3,210,785
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.925%, 7/15/25(12)(13)	5,000	4,927,254
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.675%, 7/15/25(12)(13)	3,000	2,915,738
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.875%, 7/15/25(12)(13)	2,400	2,197,090
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 2.957%, 8/15/25(12)(13)	3,250	3,226,526
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.457%, 8/15/25(12)(13)	1,400	1,352,213
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.157%, 8/15/25(12)(13)	925	802,717
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.375%, 7/20/26(12)(13)	3,250	3,256,587
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.775%, 7/20/26(12)(13)	3,250	3,183,838
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.375%, 7/20/26(12)(13)	3,250	3,019,081
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.975%, 4/20/25(12)(13)	6,325	6,252,041
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.775%, 4/20/25(12)(13)	6,950	6,770,340

Total Asset-Backed Securities (identified cost $95,316,034)		$94,660,313

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.2%

Security	Shares	Value

Aerospace and Defense — 0.0%(4)
IAP Worldwide Services, LLC(3)(14)(15)	950	$1,043,214

		$1,043,214

Automotive — 0.0%(4)
Dayco Products, LLC(14)	88,506	$3,296,848

		$3,296,848

Business Equipment and Services — 0.0%(4)
Education Management Corp.(3)(14)(15)	65,471,595	$1,767,733

		$1,767,733

Food Service — 0.0%(4)
Buffets Restaurants Holdings, Inc.(3)(14)(15)	329,120	$134,939

		$134,939

Lodging and Casinos — 0.0%(4)
Affinity Gaming, LLC(3)(14)(15)	206,125	$2,164,315

		$2,164,315

Publishing — 0.2%
ION Media Networks, Inc.(3)(14)	28,605	$10,297,514
MediaNews Group, Inc.(3)(14)(15)	162,730	6,265,103

		$16,562,617

Total Common Stocks (identified cost $11,939,480)		$24,969,666

Convertible Preferred Stocks — 0.1%

Security	Shares	Value

Business Equipment and Services — 0.1%
Education Management Corp., Series A-1, 7.50%(14)(15)	72,851	$4,783,885

Total Convertible Preferred Stocks (identified cost $5,141,580)		$4,783,885

Warrants — 0.0%(4)

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(4)
Vivarte Luxco(3)(14)(15)	104,081	$59,602

Total Warrants (identified cost $38,148)		$59,602

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(16)	$268,097	$268,096,659

Total Short-Term Investments (identified cost $268,096,659)		$268,096,659

Total Investments — 99.8% (identified cost $11,634,136,498)		$11,439,044,540

Less Unfunded Loan Commitments — (0.3)%		$(41,683,608)

Net Investments — 99.5% (identified cost $11,592,452,890)		$11,397,360,932

Other Assets, Less Liabilities — 0.5%		$62,582,603

Net Assets — 100.0%		$11,459,943,535

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	–	Payment In Kind

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

(2)	This Senior Loan will settle after April 30, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)	Amount is less than 0.05%.

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)	Includes Staunton Luxco S.C.A ordinary shares and preferred shares and Staunton Topco, Ltd., ordinary shares that trade with the loan.

(7)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(9)	The issuer is in default on the payment of principal but continues to pay interest.

(10)	Includes Vivarte Class A shares and Luxco ordinary shares that trade with the loan.

(11)	Includes new money preferred shares that trade with the loan.

(12)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $377,516,100 or 3.3% of the Portfolio’s net assets.

(13)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $11,324,356,231)	$11,129,264,273
Affiliated investment, at value (identified cost, $268,096,659)	268,096,659
Cash	23,819,104
Restricted cash*	2,020,000
Foreign currency, at value (identified cost, $3,267,932)	3,287,651
Interest and dividends receivable	46,117,262
Interest receivable from affiliated investment	34,305
Receivable for investments sold	34,320,472
Receivable for open forward foreign currency exchange contracts	2,220,743
Prepaid expenses	1,597,591
Total assets	$11,510,778,060

Liabilities
Cash collateral due to broker	$550,000
Payable for investments purchased	37,318,642
Payable for open forward foreign currency exchange contracts	7,749,206
Payable to affiliates:
Investment adviser fee	4,668,270
Trustees’ fees	5,667
Accrued expenses	542,740
Total liabilities	$50,834,525
Net Assets applicable to investors’ interest in Portfolio	$11,459,943,535

Sources of Net Assets
Investors’ capital	$11,660,355,569
Net unrealized depreciation	(200,412,034)
Total	$11,459,943,535

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income	$291,095,564
Dividends	1,500,049
Interest allocated from affiliated investment	204,797
Expenses allocated from affiliated investment	(22,408)
Total investment income	$292,778,002

Expenses
Investment adviser fee	$30,102,775
Trustees’ fees and expenses	34,000
Custodian fee	1,235,264
Legal and accounting services	548,132
Interest expense and fees	1,603,427
Miscellaneous	218,415
Total expenses	$33,742,013
Deduct —
Reduction of custodian fee	$198
Total expense reductions	$198

Net expenses	$33,741,815

Net investment income	$259,036,187

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(58,034,664)
Investment transactions allocated from affiliated investment	497
Foreign currency and forward foreign currency exchange contract transactions	66,718,217
Net realized gain	$8,684,050
Change in unrealized appreciation (depreciation) —
Investments	$22,877,764
Foreign currency and forward foreign currency exchange contracts	(25,349,594)
Net change in unrealized appreciation (depreciation)	$(2,471,830)

Net realized and unrealized gain	$6,212,220

Net increase in net assets from operations	$265,248,407

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$259,036,187	$643,872,661
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	8,684,050	29,358,538
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(2,471,830)	(295,526,395)
Net increase in net assets from operations	$265,248,407	$377,704,804
Capital transactions —
Contributions	$152,932,677	$1,479,393,522
Withdrawals	(2,859,452,131)	(4,603,926,112)
Net decrease in net assets from capital transactions	$(2,706,519,454)	$(3,124,532,590)

Net decrease in net assets	$(2,441,271,047)	$(2,746,827,786)

Net Assets
At beginning of period	$13,901,214,582	$16,648,042,368
At end of period	$11,459,943,535	$13,901,214,582

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.55	%(2)	0.52%	0.52%	0.54%	0.54%	0.57%
Net investment income	4.23	%(2)	3.89%	4.14%	4.72%	4.31%	4.43%
Portfolio Turnover	9	%(3)	34%	32%	42%	56%	39%

Total Return	2.36	%(3)	2.23%	5.08%	7.67%	4.30%	10.51%

Net assets, end of period (000’s omitted)	$11,459,944		$13,901,215	$16,648,042	$9,432,841	$9,694,334	$6,496,896

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Floating-Rate Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 87.5%, less than 0.05%, 11.8%, 0.3% and 0.2%, respectively in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

39

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

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Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.450% from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more, and is payable monthly. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $30,102,775 or 0.49% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $1,027,986,777 and $3,341,476,832, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,593,131,079

Gross unrealized appreciation	$94,883,852
Gross unrealized depreciation	(290,653,999)

Net unrealized depreciation	$(195,770,147)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

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Eaton Vance

Floating Rate Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/29/15	British Pound Sterling 1,413,320	United States Dollar 2,188,257	JPMorgan Chase Bank, N.A.	$19,189	$—	$19,189
5/29/15	Canadian Dollar 3,011,250	United States Dollar 2,475,707	State Street Bank and Trust Company	—	(19,195)	(19,195)
5/29/15	Canadian Dollar 36,554,889	United States Dollar 29,222,544	State Street Bank and Trust Company	—	(1,064,169)	(1,064,169)
5/29/15	Euro 64,248,170	United States Dollar 73,029,289	Goldman Sachs International	865,887	—	865,887
5/29/15	Euro 5,621,750	United States Dollar 5,956,306	HSBC Bank USA, N.A.	—	(358,031)	(358,031)
5/29/15	United States Dollar 4,458,551	British Pound Sterling 3,000,000	JPMorgan Chase Bank, N.A.	145,647	—	145,647
5/29/15	United States Dollar 9,711,108	Euro 9,000,000	Deutsche Bank AG	397,672	—	397,672
5/29/15	United States Dollar 17,178,816	Euro 16,000,000	JPMorgan Chase Bank, N.A.	792,348	—	792,348
6/30/15	British Pound Sterling 44,965,362	United States Dollar 66,836,514	Goldman Sachs International	—	(2,158,403)	(2,158,403)
6/30/15	Euro 56,915,405	United States Dollar 62,095,561	HSBC Bank USA, N.A.	—	(1,858,619)	(1,858,619)
6/30/15	Euro 3,000,000	United States Dollar 3,222,537	State Street Bank and Trust Company	—	(148,475)	(148,475)
7/31/15	British Pound Sterling 56,845,639	United States Dollar 87,088,372	HSBC Bank USA, N.A.	—	(117,453)	(117,453)
7/31/15	Euro 80,428,683	United States Dollar 88,389,836	Goldman Sachs International	—	(2,024,861)	(2,024,861)

				$2,220,743	$(7,749,206)	$(5,528,463)

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $7,749,206. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,470,000 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on

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Notes to Financial Statements (Unaudited) — continued

or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$2,220,743	(1)	$(7,749,206	)(2)

Total Derivatives subject to master netting or similar agreements	$2,220,743		$(7,749,206)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank AG	$397,672	$—	$—	$—	$397,672
Goldman Sachs International	865,887	(865,887)	—	—	—
JPMorgan Chase Bank, N.A.	957,184	—	—	(550,000)	407,184

	$2,220,743	$(865,887)	$—	$(550,000)	$804,856

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(4,183,264)	$865,887	$—	$—	$(3,317,377)
HSBC Bank USA, N.A.	(2,334,103)	—	—	1,470,000	(864,103)
State Street Bank and Trust Company	(1,231,839)	—	—	—	(1,231,839)

	$(7,749,206)	$865,887	$—	$1,470,000	$(5,413,319)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$74,817,184	$(22,205,967)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2015, which is indicative of the volume of this derivative type, was approximately $584,097,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $1.175 billion ($1.4 billion prior to March 16, 2015) unsecured line of credit agreement with a group of banks, which is in effect through March 14, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense is approximately $592,000 of amortization of up-front fees paid by the Portfolio in connection with the annual renewal of the Agreement. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average interest rate (excluding fees) for the six months ended April 30, 2015 were $58,839,779 and 1.48% (annualized), respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

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April 30, 2015

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$10,486,753,592	$16,843,503	$10,503,597,095
Corporate Bonds & Notes	—	500,609,814	583,898	501,193,712
Asset-Backed Securities	—	94,660,313	—	94,660,313
Common Stocks	—	3,296,848	21,672,818	24,969,666
Convertible Preferred Stocks	—	4,783,885	—	4,783,885
Warrants	—	—	59,602	59,602
Short-Term Investments	—	268,096,659	—	268,096,659

Total Investments	$—	$11,358,201,111	$39,159,821	$11,397,360,932

Forward Foreign Currency Exchange Contracts	$—	$2,220,743	$—	$2,220,743

Total	$—	$11,360,421,854	$39,159,821	$11,399,581,675

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(7,749,206)	$—	$(7,749,206)

Total	$—	$(7,749,206)	$—	$(7,749,206)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented.

At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,304,000 (equal to 0.09% of net assets at April 30, 2015). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Portfolio as incurred.

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Eaton Vance

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April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

47

Eaton Vance

Floating-Rate Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

48

Eaton Vance

Floating-Rate Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

49

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

50

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.15

Eaton Vance Floating-Rate & High Income Fund Semiannual Report April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Floating-Rate & High Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	45

Officers and Trustees	48

Important Notices	49

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Michael W. Weilheimer, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	09/07/2000	09/07/2000	2.11%	2.73%	4.87%	4.42%
Class A at NAV	05/07/2003	09/07/2000	2.12	2.82	4.88	4.43
Class A with 2.25% Maximum Sales Charge	—	—	–0.20	0.51	4.41	4.19
Class B at NAV	09/05/2000	09/05/2000	1.73	1.97	4.09	3.65
Class B with 5% Maximum Sales Charge	—	—	–3.27	–2.98	3.75	3.65
Class C at NAV	09/05/2000	09/05/2000	1.85	2.08	4.12	3.66
Class C with 1% Maximum Sales Charge	—	—	0.85	1.09	4.12	3.66
Class I at NAV	09/15/2000	09/15/2000	2.24	2.99	5.15	4.69
S&P/LSTA Leveraged Loan Index	—	—	2.28%	3.35%	4.94%	5.08%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class B	Class C	Class I
		1.10%	1.10%	1.85%	1.85%	0.85%

Fund Profile4

Asset Allocation (% of net assets)

Credit Quality (% of bonds, loans and asset-backed securities)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]

Fund invests in one or more affiliated investment companies (Portfolios). Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests. Credit Quality is shown as a percentage of Eaton Vance Floating Rate Portfolio’s bond, loan and asset-backed securities holdings.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$1,021.10	$5.61	1.12%
Class A	$1,000.00	$1,021.20	$5.61	1.12%
Class B	$1,000.00	$1,017.30	$9.35	1.87%
Class C	$1,000.00	$1,018.50	$9.36	1.87%
Class I	$1,000.00	$1,022.40	$4.36	0.87%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.20	$5.61	1.12%
Class A	$1,000.00	$1,019.20	$5.61	1.12%
Class B	$1,000.00	$1,015.50	$9.35	1.87%
Class C	$1,000.00	$1,015.50	$9.35	1.87%
Class I	$1,000.00	$1,020.50	$4.36	0.87%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost, $1,400,754,453)	$1,348,726,770
Investment in High Income Opportunities Portfolio, at value (identified cost, $322,761,080)	330,193,526
Receivable for Fund shares sold	2,922,718
Total assets	$1,681,843,014

Liabilities
Payable for Fund shares redeemed	$5,877,120
Distributions payable	845,181
Payable to affiliates:
Administration fee	212,320
Distribution and service fees	295,627
Trustees’ fees	42
Accrued expenses	606,081
Total liabilities	$7,836,371
Net Assets	$1,674,006,643

Sources of Net Assets
Paid-in capital	$1,836,103,891
Accumulated net realized loss from Portfolios	(115,657,115)
Accumulated distributions in excess of net investment income	(1,844,896)
Net unrealized depreciation from Portfolios	(44,595,237)
Total	$1,674,006,643

Advisers Class Shares
Net Assets	$196,416,884
Shares Outstanding	22,057,846
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.90

Class A Shares
Net Assets	$431,286,312
Shares Outstanding	45,533,758
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.47
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.69

Class B Shares
Net Assets	$4,761,648
Shares Outstanding	535,329
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.89

Class C Shares
Net Assets	$190,126,747
Shares Outstanding	21,394,784
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.89

Class I Shares
Net Assets	$851,415,052
Shares Outstanding	95,561,447
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.91

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income allocated from Portfolios	$49,505,515
Dividends allocated from Portfolios	405,322
Expenses allocated from Portfolios	(5,389,996)
Total investment income from Portfolios	$44,520,841

Expenses
Administration fee	$1,474,135
Distribution and service fees
Advisers Class	265,113
Class A	850,996
Class B	26,351
Class C	961,809
Trustees’ fees and expenses	250
Custodian fee	32,883
Transfer and dividend disbursing agent fees	1,315,396
Legal and accounting services	25,605
Printing and postage	230,598
Registration fees	81,769
Miscellaneous	13,008
Total expenses	$5,277,913

Net investment income	$39,242,928

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$(9,090,278)
Swap contracts	56,868
Foreign currency and forward foreign currency exchange contract transactions	8,957,428
Net realized loss	$(75,982)
Change in unrealized appreciation (depreciation) —
Investments	$(3,013,901)
Swap contracts	(83,421)
Foreign currency and forward foreign currency exchange contracts	(2,688,930)
Net change in unrealized appreciation (depreciation)	$(5,786,252)

Net realized and unrealized loss	$(5,862,234)

Net increase in net assets from operations	$33,380,694

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$39,242,928	$92,656,503
Net realized gain (loss) from investment transactions, securities sold short, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(75,982)	6,710,919
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(5,786,252)	(40,089,061)
Net increase in net assets from operations	$33,380,694	$59,278,361
Distributions to shareholders —
From net investment income
Advisers Class	$(4,242,251)	$(11,124,208)
Class A	(13,908,205)	(42,611,666)
Class B	(85,514)	(217,696)
Class C	(3,122,874)	(6,811,671)
Class I	(18,449,839)	(37,216,328)
Tax return of capital
Advisers Class	—	(31,468)
Class A	—	(121,562)
Class B	—	(605)
Class C	—	(19,389)
Class I	—	(111,485)
Total distributions to shareholders	$(39,808,683)	$(98,266,078)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$15,553,537	$94,223,470
Class A	70,873,670	292,569,846
Class B	12,750	248,947
Class C	8,152,481	30,173,960
Class I	166,245,829	554,578,816
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	4,222,420	11,097,486
Class A	13,556,682	41,815,676
Class B	77,141	192,815
Class C	2,440,637	5,229,249
Class I	14,400,848	29,759,328
Cost of shares redeemed
Advisers Class	(64,463,320)	(170,279,698)
Class A	(606,926,307)	(542,378,053)
Class B	(494,330)	(1,401,718)
Class C	(24,241,944)	(53,069,306)
Class I	(289,786,502)	(391,791,795)
Net asset value of shares exchanged
Class A	636,015	1,085,879
Class B	(636,015)	(1,085,879)
Net decrease in net assets from Fund share transactions	$(690,376,408)	$(99,030,977)

Net decrease in net assets	$(696,804,397)	$(138,018,694)

Net Assets
At beginning of period	$2,370,811,040	$2,508,829,734
At end of period	$1,674,006,643	$2,370,811,040

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,844,896)	$(1,279,141)

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.890		$9.030	$8.920	$8.650	$8.700	$8.260

Income (Loss) From Operations
Net investment income(1)	$0.173		$0.325	$0.354	$0.405	$0.384	$0.395
Net realized and unrealized gain (loss)	0.012	(10)	(0.120)	0.116	0.272	(0.034)	0.519

Total income from operations	$0.185		$0.205	$0.470	$0.677	$0.350	$0.914

Less Distributions
From net investment income	$(0.175)		$(0.344)	$(0.360)	$(0.407)	$(0.384)	$(0.474)
Tax return of capital	—		(0.001)	—	—	(0.016)	—

Total distributions	$(0.175)		$(0.345)	$(0.360)	$(0.407)	$(0.400)	$(0.474)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$8.900		$8.890	$9.030	$8.920	$8.650	$8.700

Total Return(4)	2.11	%(5)	2.29%	5.36%	8.01%	4.06%	11.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$196,417		$241,333	$310,392	$201,735	$187,220	$192,804
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.12	%(8)	1.10%	1.07%	1.07%	1.09%	1.11%
Net investment income	3.94	%(8)	3.60%	3.93%	4.62%	4.38%	4.65%
Portfolio Turnover of the Fund(9)	3	%(5)	8%	2%	15%	20%	15%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(10)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.460		$9.610	$9.490	$9.200	$9.260	$8.780

Income (Loss) From Operations
Net investment income(1)	$0.187		$0.346	$0.368	$0.432	$0.405	$0.420
Net realized and unrealized gain (loss)	0.010	(10)	(0.130)	0.135	0.291	(0.041)	0.560

Total income from operations	$0.197		$0.216	$0.503	$0.723	$0.364	$0.980

Less Distributions
From net investment income	$(0.187)		$(0.365)	$(0.383)	$(0.433)	$(0.407)	$(0.500)
Tax return of capital	—		(0.001)	—	—	(0.017)	—

Total distributions	$(0.187)		$(0.366)	$(0.383)	$(0.433)	$(0.424)	$(0.500)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$9.470		$9.460	$9.610	$9.490	$9.200	$9.260

Total Return(4)	2.12	%(5)	2.27%	5.38%	8.04%	3.97%	11.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$431,286		$958,981	$1,181,582	$386,870	$478,213	$252,028
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.12	%(8)	1.10%	1.07%	1.07%	1.10%	1.11%
Net investment income	4.03	%(8)	3.61%	3.84%	4.63%	4.36%	4.65%
Portfolio Turnover of the Fund(9)	3	%(5)	8%	2%	15%	20%	15%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(10)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.880		$9.020	$8.910	$8.640	$8.690	$8.250

Income (Loss) From Operations
Net investment income(1)	$0.140		$0.258	$0.293	$0.337	$0.319	$0.333
Net realized and unrealized gain (loss)	0.012	(10)	(0.121)	0.109	0.272	(0.033)	0.519

Total income from operations	$0.152		$0.137	$0.402	$0.609	$0.286	$0.852

Less Distributions
From net investment income	$(0.142)		$(0.276)	$(0.292)	$(0.339)	$(0.322)	$(0.412)
Tax return of capital	—		(0.001)	—	—	(0.014)	—

Total distributions	$(0.142)		$(0.277)	$(0.292)	$(0.339)	$(0.336)	$(0.412)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$8.890		$8.880	$9.020	$8.910	$8.640	$8.690

Total Return(4)	1.73	%(5)	1.52%	4.57%	7.18%	3.31%	10.58%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,762		$5,802	$7,949	$11,026	$18,615	$24,115
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.87	%(8)	1.85%	1.82%	1.83%	1.84%	1.86%
Net investment income	3.19	%(8)	2.86%	3.26%	3.85%	3.64%	3.93%
Portfolio Turnover of the Fund(9)	3	%(5)	8%	2%	15%	20%	15%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(10)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.880		$9.010	$8.900	$8.630	$8.690	$8.240

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.257	$0.289	$0.338	$0.317	$0.332
Net realized and unrealized gain (loss)	0.013	(10)	(0.110)	0.113	0.273	(0.041)	0.530

Total income from operations	$0.152		$0.147	$0.402	$0.611	$0.276	$0.862

Less Distributions
From net investment income	$(0.142)		$(0.276)	$(0.292)	$(0.341)	$(0.322)	$(0.412)
Tax return of capital	—		(0.001)	—	—	(0.014)	—

Total distributions	$(0.142)		$(0.277)	$(0.292)	$(0.341)	$(0.336)	$(0.412)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$8.890		$8.880	$9.010	$8.900	$8.630	$8.690

Total Return(4)	1.85	%(5)	1.52%	4.58%	7.21%	3.19%	10.72%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$190,127		$203,671	$224,682	$205,425	$211,581	$198,350
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.87	%(8)	1.85%	1.82%	1.82%	1.84%	1.86%
Net investment income	3.19	%(8)	2.86%	3.22%	3.87%	3.63%	3.92%
Portfolio Turnover of the Fund(9)	3	%(5)	8%	2%	15%	20%	15%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(10)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.900		$9.040	$8.930	$8.660	$8.710	$8.260

Income (Loss) From Operations
Net investment income(1)	$0.184		$0.348	$0.373	$0.427	$0.404	$0.416
Net realized and unrealized gain (loss)	0.012	(10)	(0.120)	0.120	0.273	(0.033)	0.528

Total income from operations	$0.196		$0.228	$0.493	$0.700	$0.371	$0.944

Less Distributions
From net investment income	$(0.186)		$(0.367)	$(0.383)	$(0.430)	$(0.404)	$(0.494)
Tax return of capital	—		(0.001)	—	—	(0.017)	—

Total distributions	$(0.186)		$(0.368)	$(0.383)	$(0.430)	$(0.421)	$(0.494)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$8.910		$8.900	$9.040	$8.930	$8.660	$8.710

Total Return(4)	2.24	%(5)	2.54%	5.62%	8.28%	4.31%	11.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$851,415		$961,024	$784,225	$328,045	$234,483	$122,861
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.87	%(8)	0.85%	0.82%	0.82%	0.84%	0.86%
Net investment income	4.19	%(8)	3.86%	4.14%	4.87%	4.61%	4.89%
Portfolio Turnover of the Fund(9)	3	%(5)	8%	2%	15%	20%	15%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(10)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in the following two portfolios managed by Eaton Vance Management (EVM) or its affiliates: Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio (11.8% and 29.7%, respectively, at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Eaton Vance Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of High Income Opportunities Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Eaton Vance Floating Rate Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.

Additional valuation policies for High Income Opportunities Portfolio (the Portfolio) are as follows:

Derivatives. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an

13

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carry forwards from prior years) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $93,696,783 and deferred capital losses of $4,698,062 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016 ($53,148,653), October 31, 2017 ($19,014,413), October 31, 2018 ($16,335,693) and October 31, 2019 ($5,198,024) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2014, $4,698,062 are long-term.

3  Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2015, the administration fee amounted to $1,474,135. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended April 30, 2015, the Fund’s allocated portion of adviser fees paid by the Portfolios amounted to $4,821,771 or 0.49% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $10,596 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $2,497 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $265,113 for Advisers Class shares and $850,996 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $19,763 and $721,357 for Class B and Class C shares, respectively.

14

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $6,588 and $240,452 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $5,000, $4,000 and $6,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolios	Contributions	Withdrawals

Eaton Vance Floating Rate Portfolio	$42,594,941	$733,869,691
High Income Opportunities Portfolio	8,783,585	55,279,899

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	1,761,766	10,448,341
Issued to shareholders electing to receive payments of distributions in Fund shares	477,640	1,231,990
Redemptions	(7,317,514)	(18,907,169)

Net decrease	(5,078,108)	(7,226,838)

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	7,548,214	30,496,206
Issued to shareholders electing to receive payments of distributions in Fund shares	1,442,963	4,365,977
Redemptions	(64,898,243)	(56,586,362)
Exchange from Class B shares	67,701	113,513

Net decrease	(55,839,365)	(21,610,666)

15

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	1,438	27,613
Issued to shareholders electing to receive payments of distributions in Fund shares	8,735	21,434
Redemptions	(55,949)	(155,970)
Exchange to Class A shares	(72,098)	(120,859)

Net decrease	(117,874)	(227,782)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	924,455	3,351,651
Issued to shareholders electing to receive payments of distributions in Fund shares	276,620	582,020
Redemptions	(2,754,921)	(5,910,426)

Net decrease	(1,553,846)	(1,976,755)

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	18,806,344	61,527,484
Issued to shareholders electing to receive payments of distributions in Fund shares	1,628,699	3,304,736
Redemptions	(32,872,867)	(43,599,967)

Net increase (decrease)	(12,437,824)	21,232,253

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015 and October 31, 2014, the Fund’s investment in High Income Opportunities Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

16

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 92.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.9%
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	8,450	$8,501,792
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	2,989	3,000,684
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	5,347	5,346,553
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	7,342	5,873,996
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	70,293	68,593,861
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	3,824	3,847,568
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	86,134	86,451,225
Term Loan, 3.75%, Maturing June 4, 2021	34,638	34,765,442

		$216,381,121

Automotive — 2.6%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	16,076	$16,116,193
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019	13,655	13,759,627
Chrysler Group, LLC
Term Loan, 3.25%, Maturing December 31, 2018	18,332	18,375,907
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	15,379	15,474,892
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	20,025	20,125,379
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	72,712	72,703,062
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	63,354	64,146,094
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	4,875	4,922,717
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	37,883	38,075,298
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020	5,143	5,181,464

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	11,821	$11,857,540
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	20,269	20,358,062

		$301,096,235

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	12,236	$11,869,162
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	3,000	2,895,000

		$14,764,162

Brokerage / Securities Dealers / Investment Houses — 0.0%(4)
Astro AB Borrower, Inc.
Term Loan, Maturing April 30, 2022(2)	4,250	$4,308,437

		$4,308,437

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	22,039	$22,130,039
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	15,914	15,844,298
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	25,646	25,703,367
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	2,475	2,493,562
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	13,840	13,839,623
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	15,278	15,341,324
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,547	1,564,293
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	18,626	18,591,116
Realogy Corporation
Term Loan, 4.67%, Maturing October 10, 2016	276	273,317
Term Loan, 3.75%, Maturing March 5, 2020	21,944	22,050,251
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	8,303	8,330,540
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,292	6,307,557

		$152,469,287

17	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 8.6%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		53,158	$53,822,349
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		30,364	26,264,912
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		6,499	6,531,797
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		10,955	10,653,499
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		17,495	17,240,117
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,368	17,428,161
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		13,849	13,852,287
ClientLogic Corporation
Term Loan, 7.22%, Maturing January 30, 2017	EUR	2,912	3,253,040
Term Loan, 7.53%, Maturing January 30, 2017		9,682	9,633,938
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		17,993	18,004,046
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		38,610	35,907,015
Education Management, LLC
Revolving Loan, 2.09%, Maturing July 2, 2020(5)		9,764	9,221,711
Term Loan, 5.50%, Maturing July 2, 2020		5,464	4,926,575
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		9,258	7,437,007
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		58,961	58,445,159
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		28,641	28,784,696
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		10,968	10,995,818
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		13,719	13,864,211
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,032	2,032,410
Term Loan, 4.00%, Maturing November 6, 2020		7,942	7,944,874
Term Loan, 4.75%, Maturing November 6, 2020	CAD	11,426	9,304,637
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		23,540	23,598,507
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		37,778	37,860,484
Term Loan, 3.75%, Maturing March 17, 2021	EUR	39	44,615

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		17,859	$17,964,739
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	20,115	22,857,159
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		15,500	15,461,250
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		23,166	23,252,475
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		59,892	60,406,435
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		30,494	31,503,911
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		9,287	9,281,536
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		15,066	14,713,852
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		9,736	9,768,967
Term Loan, 4.50%, Maturing April 2, 2022		12,460	12,537,521
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		3,158	3,130,128
Nuance Communications, Inc.
Term Loan, 2.94%, Maturing August 7, 2019		6,878	6,859,233
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		8,962	9,045,577
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		32,688	32,810,511
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		29,483	29,151,052
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		1,500	1,481,250
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		1,909	1,908,220
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		10,000	9,925,000
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		39,875	40,036,436
SunGard Data Systems, Inc.
Term Loan, 4.00%, Maturing March 8, 2020		86,355	87,016,146
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		14,541	14,631,958
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		72,685	73,094,288

18	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		18,953	$19,173,126
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		5,782	5,792,841
Term Loan, 4.75%, Maturing February 21, 2019	CAD	4,900	4,071,488

			$982,926,964

Cable and Satellite Television — 0.8%
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		2,957	$2,944,808
Mediacom Illinois, LLC
Term Loan, 3.75%, Maturing June 30, 2021		4,142	4,155,895
Sterling Entertainment Enterprises, LLC
Term Loan, 2.94%, Maturing December 28, 2017		11,112	10,750,860
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020		43,882	43,969,979
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	13,244,887
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	2,327	2,623,838
Term Loan, 3.75%, Maturing January 15, 2022	EUR	3,612	4,072,928
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,537	7,372,070

			$89,135,265

Chemicals and Plastics — 4.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		8,649	$8,697,233
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,360	7,203,614
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		4,487	4,512,583
Aruba Investments, Inc.
Term Loan, 5.25%, Maturing February 2, 2022		3,950	3,991,870
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		60,691	60,940,292
Term Loan, 4.00%, Maturing February 1, 2020	EUR	945	1,072,773
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		11,507	11,585,061
Colouroz Investments, 1, GmbH
Term Loan, 4.75%, Maturing September 7, 2021		2,841	2,867,298
Term Loan, 4.75%, Maturing September 7, 2021		17,184	17,344,805

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		6,384	$6,447,840
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		8,507	8,567,507
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		7,419	7,474,633
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		29,925	30,112,031
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	16,329	18,385,429
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,650	6,366,192
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		60,741	60,927,651
Term Loan, 4.25%, Maturing March 31, 2022		9,100	9,165,001
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		8,192	8,265,210
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		30,929	31,266,254
Term Loan, 4.75%, Maturing June 7, 2020		8,130	8,222,539
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 7, 2021		32,237	32,425,466
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,757	9,772,143
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		8,955	9,055,744
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,925	5,465,058
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		12,584	12,355,792
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	3,740,000
Polarpak, Inc.
Term Loan, 5.50%, Maturing June 7, 2020	CAD	12,061	9,996,790
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		18,984	19,015,656
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		5,174	5,192,595
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		1,040	1,048,993
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		5,893	5,944,293
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		19,650	19,662,281

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Trinseo Materials Operating S.C.A.
Term Loan, Maturing October 13, 2021(2)		4,200	$4,223,625
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		34,711	34,867,227
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		48,314	48,570,366

			$534,751,845

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	440	$681,010
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		34,192	32,225,894
Spectrum Brands, Inc.
Term Loan, 5.01%, Maturing December 17, 2019	CAD	7,656	6,353,153

			$39,260,057

Containers and Glass Products — 1.4%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		40,764	$40,840,297
Term Loan, 3.75%, Maturing January 6, 2021		37,485	37,643,333
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		32,494	32,940,349
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		3,164	3,174,439
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		37,990	38,396,489
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,356	3,357,095

			$156,352,002

Cosmetics / Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 4.50%, Maturing September 3, 2021		9,366	$9,429,739
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		26,765	26,902,888
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		45,403	43,870,981

			$80,203,608

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs — 1.5%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,727	$19,797,068
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		8,702	8,788,894
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing March 30, 2022		3,300	3,330,251
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,619	20,675,024
Term Loan, 4.50%, Maturing March 11, 2021	EUR	2,059	2,333,829
Horizon Pharma Holdings USA, Inc.
Term Loan, Maturing April 22, 2021(2)		2,975	3,000,103
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		36,358	36,445,406
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing December 11, 2019		25,785	25,894,191
Term Loan, 3.50%, Maturing August 5, 2020		4,939	4,958,209
Term Loan, 4.00%, Maturing April 1, 2022		47,325	47,712,497
VWR Funding, Inc.
Term Loan, 3.43%, Maturing April 3, 2017		2	1,737

			$172,937,209

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		44,588	$44,566,617
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		15,240	15,322,735

			$59,889,352

Electronics / Electrical — 10.0%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		3,271	$3,296,884
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		27,621	26,550,704
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		51,650	51,961,219
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		20,337	20,372,939
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		21,401	21,882,523
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,786	13,768,518

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		5,846	$5,926,002
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		4,171	4,186,260
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		36,856	34,613,897
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020		145,669	146,417,851
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		35,225	35,427,621
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		7,927	7,954,591
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		17,981	18,115,357
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		11,704	11,742,779
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		14,369	14,386,711
Go Daddy Operating Company, LLC
Term Loan, 4.50%, Maturing May 13, 2021		61,260	61,767,731
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		11,104	11,176,614
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		8,423	8,417,619
Term Loan, 3.75%, Maturing June 3, 2020		95,375	95,293,084
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,800	5,429,679
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		7,475	7,540,406
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,826	9,924,008
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		22,600	22,675,326
Term Loan, 5.25%, Maturing November 19, 2021		22,562	22,696,729
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		58,056	58,447,784
MH Sub I, LLC
Term Loan, 5.00%, Maturing July 8, 2021		15,341	15,438,941
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		26,584	26,592,376

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	7,239	$7,242,968
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	16,006	15,885,699
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	4,550	4,447,625
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	10,076	10,134,533
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	4,250	4,273,906
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	115,443	112,629,378
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	15,023	15,148,439
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018	8,550	8,656,518
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	42,469	42,359,197
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	9,319	9,365,344
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	15,676	15,754,191
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	16,079	16,118,696
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	14,580	14,716,393
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	17,622	17,787,711
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	22,324	22,430,252
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	22,931	22,993,405
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	12,828	12,851,922
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	29,294	29,696,539

		$1,144,496,869

Financial Intermediaries — 3.7%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,845	$12,823,539
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	2,000	1,940,000

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	28,270	$28,437,932
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	13,660	13,608,413
First Data Corporation
Term Loan, 3.68%, Maturing March 24, 2017	5,000	5,015,625
Term Loan, 3.68%, Maturing March 24, 2018	36,518	36,641,417
Term Loan, 3.68%, Maturing September 24, 2018	41,428	41,553,564
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	33,959	33,916,470
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	44,843	45,150,864
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	4,001	4,026,293
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	14,540	14,521,352
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	7,924	7,923,864
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	6,866	6,908,918
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	2,302	2,313,141
Term Loan, 6.25%, Maturing September 4, 2018	12,830	12,893,773
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	51,916	51,494,131
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	7,032	7,034,163
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	22,585	22,556,832
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	11,824	11,853,493
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	60,485	58,112,682

		$418,726,466

Food Products — 3.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	54,544	$55,047,088
American Seafoods Group, LLC
Term Loan, 6.50%, Maturing March 18, 2018	9,030	8,676,617

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		9,465	$9,488,413
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	EUR	6,525	7,407,708
Term Loan, 3.50%, Maturing July 23, 2021		37,600	37,600,000
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		9,868	9,888,207
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		30,613	29,439,569
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,146	12,191,798
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		19,360	19,516,945
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		15,244	15,281,628
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		34,722	34,873,749
Term Loan, 3.75%, Maturing September 18, 2020		27,629	27,819,201
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	11,524	12,451,803
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	7,253	7,677,558
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	99,694,779
Onex Wizard US Acquisition, Inc.
Term Loan, 5.25%, Maturing March 13, 2022		16,175	16,369,601

			$403,424,664

Food Service — 3.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		102,983	$104,352,682
Aramark Services, Inc.
Term Loan, 3.68%, Maturing July 26, 2016		3,393	3,378,309
Term Loan, 3.68%, Maturing July 26, 2016		13,242	13,183,652
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		4,711	4,743,819
Buffets, Inc.
Term Loan, 0.00%, Maturing April 22, 2015(3)(7)		880	704,303
Term Loan, 15.00%, Maturing July 18, 2017(3)(8)		2,790	2,232,022
Term Loan, 15.00%, Maturing July 19, 2017(3)(8)		1,535	1,227,997

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Service (continued)
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021	11,165	$11,088,962
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019	9,701	9,652,448
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	30,283	30,464,444
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018	10,073	10,052,402
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	9,012	8,867,146
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	4,053	4,053,655
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	106,745	107,256,948
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	98,735	52,823,219

		$364,082,008

Food / Drug Retailers — 2.1%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019	35,600	$35,927,378
Term Loan, 5.50%, Maturing August 25, 2021	11,700	11,840,564
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019	40,685	41,059,856
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	38,745	38,664,302
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	18,184	18,288,745
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	43,538	43,963,885
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	52,935	53,221,755

		$242,966,485

Health Care — 8.5%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	3,242	$3,283,413
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	19,154	19,225,577
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017	30,702	30,924,437

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		29,165	$29,101,000
Amneal Pharmaceuticals, LLC
Term Loan, 4.51%, Maturing November 1, 2019		3,025	3,043,906
Term Loan, 5.00%, Maturing November 1, 2019		10,018	10,096,986
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		30,516	30,661,900
Aspen Dental Management, Inc.
Term Loan, Maturing April 10, 2022(2)		4,300	4,329,562
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		9,397	9,467,366
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		2,892	2,879,313
Term Loan, 6.50%, Maturing July 31, 2020		4,820	4,798,855
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		18,294	18,500,286
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020		1,333	1,341,075
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019		25,627	25,795,134
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021		61,841	62,285,234
Convatec, Inc.
Term Loan, 4.00%, Maturing December 22, 2016		17,197	17,265,043
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		16,119	16,159,315
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017		26,056	26,176,853
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		68,282	68,744,706
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020		3,945	3,969,372
Term Loan, 4.25%, Maturing August 30, 2020		13,306	13,389,089
Term Loan, 4.75%, Maturing August 30, 2020	EUR	1,633	1,850,166
Term Loan, 4.75%, Maturing August 30, 2020	EUR	5,367	6,082,771
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		22,203	22,325,462
Impax Laboratories, Inc.
Term Loan, 5.50%, Maturing December 2, 2020		11,925	12,074,062
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019		13,134	12,542,731

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	15,293	$15,379,301
Term Loan, 7.75%, Maturing May 15, 2018	26,196	26,217,629
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	23,545	23,765,695
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	53,820	54,268,330
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	9,506	9,268,299
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	4,268	4,272,855
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	40,345	33,385,591
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	11,249	9,449,481
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	8,178	6,869,805
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	10,167	10,221,294
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	40,937	41,389,011
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	30,119	30,199,438
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	75	74,939
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	74,372	74,823,890
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	23,466	23,656,237
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018	28,311	28,434,686
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	17,639	17,693,691
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019	27,601	28,006,283
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018	20,979	21,044,184
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	16,084	16,053,455

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		21,696	$21,532,908
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		13,003	13,051,697
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		12,369	12,454,443

			$977,826,756

Home Furnishings — 0.5%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		4,603	$4,613,572
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		45,558	45,910,693
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		3,527	3,545,398

			$54,069,663

Industrial Equipment — 2.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		51,973	$52,037,774
CPM Holdings, Inc.
Term Loan, Maturing April 1, 2022(2)		3,550	3,594,375
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021		9,100	9,162,563
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		19,433	19,676,034
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		41,544	40,627,601
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,480	7,241,845
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		28,031	28,230,672
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		24,271	24,271,367
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		10,584	10,662,956
Paladin Brands Holding, Inc.
Term Loan, 6.76%, Maturing August 16, 2019		13,496	13,555,117
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		58,703	58,990,743
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		21,393	21,443,199
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,792	5,784,261

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		14,207	$14,343,601
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,909	3,909,156
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021		8,242	8,289,824
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	11,800	13,266,191

			$335,087,279

Insurance — 3.0%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		26,858	$26,967,007
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		6,699	6,766,177
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		125,736	126,731,647
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		30,075	30,526,125
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		16,269	15,475,529
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 28, 2018		11,619	11,641,024
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		5,293	5,226,434
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		4,700	4,535,500
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		57,170	57,074,722
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		58,961	59,144,937

			$344,089,102

Leisure Goods / Activities / Movies — 2.9%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020		19,825	$19,916,919
Aufinco Pty Limited
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		9,200	9,085,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	46,083	$46,399,781
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	15,701	15,829,005
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020	709	714,683
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	16,267	16,450,314
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	5,066	5,081,791
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	34,832	34,984,130
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	16,451	16,491,814
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	14,680	14,778,005
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	31,920	31,365,387
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK), Maturing March 28, 2018(3)	6,356	406,797
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	30,456	30,506,440
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	5,181	5,217,044
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	27,699	23,855,893
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	27,334	27,224,415
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	31,582	31,271,289

		$329,578,707

Lodging and Casinos — 3.4%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	4,660	$4,694,948
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	45,198	45,409,763
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	22,200	22,460,850
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	8,423	8,486,366

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2017(5) (7)		14,948	$13,418,548
Term Loan, 0.00%, Maturing March 1, 2017(7)		25,675	23,740,450
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		11,503	11,596,232
Four Seasons Holdings, Inc.
Term Loan, 3.50%, Maturing June 27, 2020		9,674	9,716,163
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	43,838	67,612,878
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		3,072	3,101,553
Term Loan, 5.50%, Maturing November 21, 2019		7,168	7,236,958
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		52,261	52,515,501
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		33,342	33,404,804
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		6,978	6,993,578
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		6,703	6,719,571
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		58,510	59,168,486
Term Loan, 6.00%, Maturing October 1, 2021		13,641	13,795,213

			$390,071,862

Nonferrous Metals / Minerals — 1.5%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,769	$13,138,619
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		40,329	30,212,994
Dynacast International, LLC
Term Loan, 5.25%, Maturing January 28, 2022		8,200	8,320,442
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		39,205	37,499,651
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 7, 2017		3,800	3,834,835
Term Loan, 7.50%, Maturing March 19, 2021		23,950	23,770,375
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		2,455	2,294,814

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	33	$33,286
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	9,434	9,355,814
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	11,606,625
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	6,315	5,935,743
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	2,000	1,810,000
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	30,442	19,416,211

		$167,229,409

Oil and Gas — 5.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	52,194	$45,875,936
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	19,167	16,771,239
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	34,662	33,795,025
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	26,159	26,429,220
CITGO Petroleum Corporation
Revolving Loan, 0.53%, Maturing July 23, 2019(5)	12,500	11,555,000
Term Loan, 4.50%, Maturing July 29, 2021	16,169	16,244,549
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	21,904	21,356,720
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	27,969	24,379,431
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	26,400	26,336,350
Term Loan, 4.00%, Maturing December 2, 2019	5,425	5,458,906
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	18,430	18,015,565
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	21,976	17,196,305
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	17,102	12,912,199
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	90,108	89,212,710

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	5,405	$5,381,431
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	23,355	17,706,156
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	18,250	8,851,250
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	80,099	65,769,059
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	965	881,388
Term Loan, 4.25%, Maturing December 16, 2020	2,586	2,363,319
Term Loan, 4.25%, Maturing December 16, 2020	18,593	16,989,184
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,227	3,114,171
Term Loan, 4.25%, Maturing October 1, 2019	5,283	5,098,464
Term Loan, 4.25%, Maturing October 1, 2019	39,872	38,476,588
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,980	7,964,937
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	8,595	8,466,173
Tallgrass Operations, LLC
Term Loan, 3.75%, Maturing November 13, 2017	5,310	5,256,447
Term Loan, 4.25%, Maturing November 13, 2018	1,072	1,069,060
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	5,135	5,196,449
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	29,502	28,119,165

		$586,242,396

Publishing — 2.5%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	24,243	$24,455,252
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	110,975	96,631,517
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	30,018	30,257,065
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	62,175	60,465,543

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	15,387	$15,510,027
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	8,968	9,057,636
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	3,368	3,364,797
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(9)	259	200,635
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019	10,186	10,283,869
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	8,828	8,894,084
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	17,560	17,654,753
Term Loan, Maturing August 14, 2020(2)	4,225	4,250,088

		$281,025,266

Radio and Television — 2.4%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	7,135	$6,969,876
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	6,791	6,780,268
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021	3,532	3,566,470
Clear Channel Communications, Inc.
Term Loan, 6.93%, Maturing January 30, 2019	26,740	25,650,125
Term Loan, 7.68%, Maturing July 30, 2019	5,384	5,238,265
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	72,971	72,077,361
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	8,226	8,263,739
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	16,894	16,823,497
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021	4,518	4,540,394
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019	7,174	7,196,328
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	23,057	23,258,826
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	11,023	11,057,627

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,500	$12,539,524
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		5,627	5,595,169
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		4,244	4,213,921
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		25,447	24,110,916
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		7,110	7,120,680
Term Loan, 4.00%, Maturing March 1, 2020		31,385	31,432,693

			$276,435,679

Retailers (Except Food and Drug) — 6.1%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		30,502	$30,587,470
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	6,850	10,433,426
Term Loan, 4.31%, Maturing April 28, 2020	GBP	5,450	8,335,873
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		23,230	23,389,659
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		32,247	32,262,138
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		24,332	23,465,356
Dollar Tree, Inc.
Term Loan, 4.25%, Maturing March 9, 2022		37,850	38,391,028
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		18,374	18,112,589
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,607	10,702,576
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		16,737	16,836,259
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		54,158	50,920,107
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		27,892	27,892,274
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		16,889	17,094,820
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		44,163	44,370,316
Term Loan, 4.00%, Maturing January 28, 2020		7,585	7,637,311
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		57,309	57,540,043

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		34,964	$35,103,987
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		4,985	5,003,945
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		29,911	30,052,847
PetSmart, Inc.
Term Loan, 5.00%, Maturing March 11, 2022		60,000	60,817,500
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,346	9,310,950
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,801	9,776,435
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		27,052	27,474,434
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		7,388	7,313,935
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		41,933	42,063,569
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		39,056	36,956,972
Vivarte SA
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	2,588	0
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(10)	EUR	9,812	6,055,903
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(11)	EUR	6,373	7,241,206
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		5,089	4,885,463

			$700,028,391

Steel — 1.5%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		144,045	$130,470,841
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		23,430	23,419,895
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		8,432	8,347,579
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018(3)		11,653	6,398,388

			$168,636,703

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing March 11, 2018	2,397	$2,404,285
Term Loan, 3.75%, Maturing March 11, 2018	21,650	21,474,094
Term Loan, 4.00%, Maturing March 11, 2018	22,724	22,837,135
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	36,142	33,126,861

		$79,842,375

Telecommunications — 2.5%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017	5,807	$5,824,667
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	116,259	116,374,860
IPC Systems, Inc.
Term Loan, 5.50%, Maturing August 6, 2021	22,375	22,423,956
Mitel US Holdings, Inc.
Term Loan, 5.00%, Maturing March 31, 2022	9,625	9,713,232
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	12,068	11,728,769
Term Loan, 4.00%, Maturing April 23, 2019	31,629	30,739,367
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	46,865	47,002,157
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	11,009	11,033,825
Term Loan, 3.50%, Maturing January 15, 2022	17,084	17,122,131
Term Loan, 3.50%, Maturing January 15, 2022	18,106	18,146,701

		$290,109,665

Utilities — 1.6%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	6,261	$6,238,552
Term Loan, 3.25%, Maturing January 31, 2022	5,834	5,823,757
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	9,411	9,476,113
Term Loan, 4.00%, Maturing April 1, 2018	24,854	25,037,172
Term Loan, 4.00%, Maturing October 9, 2019	1,392	1,401,558
Term Loan, 4.00%, Maturing October 30, 2020	6,666	6,704,679
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	17,284	17,385,839
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	6,424	6,464,315
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	6,923	6,977,444

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021		1,707	$1,733,908
Term Loan, 5.00%, Maturing December 19, 2021		38,696	39,308,487
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		8,734	8,774,612
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021		18,532	18,473,765
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		3,650	3,700,187
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		21,546	21,943,265
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		7,332	7,391,761

			$186,835,414

Total Senior Floating-Rate Interests (identified cost $10,741,431,788)			$10,545,280,703

Corporate Bonds & Notes — 4.4%

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.4%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(12)		9,000	$9,461,250
Virgin Media Secured Finance PLC
5.375%, 4/15/21(12)		10,823	11,363,625
6.00%, 4/15/21(12)	GBP	11,115	17,963,733
5.50%, 1/15/25(12)		10,950	11,196,375

			$49,984,983

Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,533,500
Ineos Finance PLC
7.50%, 5/1/20(12)		14,525	15,368,176
Polymer Group, Inc.
7.75%, 2/1/19		2,714	2,815,775
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		9,331	9,902,617

			$43,620,068

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$46,613,750
Smurfit Kappa Acquisitions
4.875%, 9/15/18(12)		4,925	5,195,875

			$51,809,625

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(12)		3,000	$2,797,500
9.00%, 11/15/18(12)	CAD	4,500	3,226,274

			$6,023,774

Entertainment — 0.2%
Vougeot Bidco PLC
5.261%, 7/15/20(12)(13)	EUR	18,625	$21,156,298

			$21,156,298

Equipment Leasing — 0.0%(4)
International Lease Finance Corp.
6.75%, 9/1/16(12)		2,325	$2,464,500
7.125%, 9/1/18(12)		2,325	2,638,875

			$5,103,375

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(12)		10,952	$11,691,260
UPCB Finance II, Ltd.
6.375%, 7/1/20(12)	EUR	1,647	1,930,057

			$13,621,317

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(12)		18,000	$18,450,000
Iceland Bondco PLC
4.822%, 7/15/20(12)(13)	GBP	9,575	12,492,977
6.25%, 7/15/21(12)	GBP	7,000	9,316,987
Picard Groupe SA
4.25%, 8/1/19(12)(13)	EUR	7,500	8,505,588

			$48,765,552

Security		Principal Amount* (000’s omitted)	Value

Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$39,130,000
5.125%, 8/1/21		7,500	7,818,750
HCA, Inc.
4.75%, 5/1/23		9,766	10,278,715
inVentiv Health, Inc.
9.00%, 1/15/18(12)		15,375	16,220,625
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,375,000
4.375%, 10/1/21		9,700	9,627,250

			$96,450,340

Industrial Equipment — 0.0%(4)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(14)		975	$583,898

			$583,898

Insurance — 0.1%
CNO Financial Group, Inc.
6.375%, 10/1/20(12)		9,800	$10,412,500
Galaxy Bidco, Ltd.
5.563%, 11/15/19(12)(13)	GBP	2,500	3,847,093

			$14,259,593

Leisure Goods / Activities / Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,580,000

			$8,580,000

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(7)		25,250	$19,442,500
9.00%, 2/15/20(7)		6,175	4,770,188
9.00%, 2/15/20(7)		14,975	11,568,187

			$35,780,875

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(12)		11,500	$11,327,500

			$11,327,500

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$8,926,545
Univision Communications, Inc.
6.75%, 9/15/22(12)		8,140	8,771,257

			$17,697,802

Telecommunications — 0.4%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,371,250
Matterhorn Telecom SA
3.875%, 5/1/22(12)	EUR	3,000	3,322,232
Virgin Media Secured Finance PLC
5.50%, 1/15/25(12)	GBP	6,300	9,956,550
Wind Acquisition Finance SA
5.245%, 4/30/19(12)(13)	EUR	7,775	8,836,666
6.50%, 4/30/20(12)		7,375	7,826,719
4.011%, 7/15/20(12)(13)	EUR	7,450	8,386,145

			$47,699,562

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(12)		3,000	$3,210,000
7.875%, 1/15/23(12)		18,230	20,144,150
5.875%, 1/15/24(12)		5,000	5,375,000

			$28,729,150

Total Corporate Bonds & Notes (identified cost $512,172,809)			$501,193,712

Asset-Backed Securities — 0.8%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO XIV, Series 2013-14A, Class C1, 3.12%, 4/15/25(12)(13)		$5,600	$5,577,732
Apidos CLO XIV, Series 2013-14A, Class D, 3.77%, 4/15/25(12)(13)		7,000	6,820,334
Apidos CLO XIV, Series 2013-14A, Class E, 4.67%, 4/15/25(12)(13)		3,500	3,100,299
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 3.02%, 10/17/24(12)(13)		3,000	2,937,640
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.77%, 10/17/24(12)(13)		3,000	2,921,173

Security	Principal Amount (000’s omitted)	Value

Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.17%, 10/17/24(12)(13)	$3,000	$2,779,039
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 3.024%, 7/17/25(12)(13)	4,000	3,964,428
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.724%, 7/17/25(12)(13)	3,330	3,232,792
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.524%, 7/17/25(12)(13)	3,330	2,909,347
Babson CLO, Ltd., Series 2013-IA, Class C, 2.975%, 4/20/25(12)(13)	7,175	7,124,792
Babson CLO, Ltd., Series 2013-IA, Class D, 3.775%, 4/20/25(12)(13)	5,600	5,489,140
Babson CLO, Ltd., Series 2013-IA, Class E, 4.675%, 4/20/25(12)(13)	3,525	3,182,691
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.375%, 7/15/26(12)(13)	3,500	3,506,696
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.375%, 7/15/26(12)(13)	3,500	3,210,785
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.925%, 7/15/25(12)(13)	5,000	4,927,254
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.675%, 7/15/25(12)(13)	3,000	2,915,738
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.875%, 7/15/25(12)(13)	2,400	2,197,090
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 2.957%, 8/15/25(12)(13)	3,250	3,226,526
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.457%, 8/15/25(12)(13)	1,400	1,352,213
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.157%, 8/15/25(12)(13)	925	802,717
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.375%, 7/20/26(12)(13)	3,250	3,256,587
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.775%, 7/20/26(12)(13)	3,250	3,183,838
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.375%, 7/20/26(12)(13)	3,250	3,019,081
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.975%, 4/20/25(12)(13)	6,325	6,252,041
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.775%, 4/20/25(12)(13)	6,950	6,770,340

Total Asset-Backed Securities (identified cost $95,316,034)		$94,660,313

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.2%

Security	Shares	Value

Aerospace and Defense — 0.0%(4)
IAP Worldwide Services, LLC(3)(14)(15)	950	$1,043,214

		$1,043,214

Automotive — 0.0%(4)
Dayco Products, LLC(14)	88,506	$3,296,848

		$3,296,848

Business Equipment and Services — 0.0%(4)
Education Management Corp.(3)(14)(15)	65,471,595	$1,767,733

		$1,767,733

Food Service — 0.0%(4)
Buffets Restaurants Holdings, Inc.(3)(14)(15)	329,120	$134,939

		$134,939

Lodging and Casinos — 0.0%(4)
Affinity Gaming, LLC(3)(14)(15)	206,125	$2,164,315

		$2,164,315

Publishing — 0.2%
ION Media Networks, Inc.(3)(14)	28,605	$10,297,514
MediaNews Group, Inc.(3)(14)(15)	162,730	6,265,103

		$16,562,617

Total Common Stocks (identified cost $11,939,480)		$24,969,666

Convertible Preferred Stocks — 0.1%

Security	Shares	Value

Business Equipment and Services — 0.1%
Education Management Corp., Series A-1, 7.50%(14)(15)	72,851	$4,783,885

Total Convertible Preferred Stocks (identified cost $5,141,580)		$4,783,885

Warrants — 0.0%(4)

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(4)
Vivarte Luxco(3)(14)(15)	104,081	$59,602

Total Warrants (identified cost $38,148)		$59,602

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(16)	$268,097	$268,096,659

Total Short-Term Investments (identified cost $268,096,659)		$268,096,659

Total Investments — 99.8% (identified cost $11,634,136,498)		$11,439,044,540

Less Unfunded Loan Commitments — (0.3)%		$(41,683,608)

Net Investments — 99.5% (identified cost $11,592,452,890)		$11,397,360,932

Other Assets, Less Liabilities — 0.5%		$62,582,603

Net Assets — 100.0%		$11,459,943,535

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	–	Payment In Kind

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

(2)	This Senior Loan will settle after April 30, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)	Amount is less than 0.05%.

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)	Includes Staunton Luxco S.C.A ordinary shares and preferred shares and Staunton Topco, Ltd., ordinary shares that trade with the loan.

(7)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(9)	The issuer is in default on the payment of principal but continues to pay interest.

(10)	Includes Vivarte Class A shares and Luxco ordinary shares that trade with the loan.

(11)	Includes new money preferred shares that trade with the loan.

(12)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $377,516,100 or 3.3% of the Portfolio’s net assets.

(13)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $11,324,356,231)	$11,129,264,273
Affiliated investment, at value (identified cost, $268,096,659)	268,096,659
Cash	23,819,104
Restricted cash*	2,020,000
Foreign currency, at value (identified cost, $3,267,932)	3,287,651
Interest and dividends receivable	46,117,262
Interest receivable from affiliated investment	34,305
Receivable for investments sold	34,320,472
Receivable for open forward foreign currency exchange contracts	2,220,743
Prepaid expenses	1,597,591
Total assets	$11,510,778,060

Liabilities
Cash collateral due to broker	$550,000
Payable for investments purchased	37,318,642
Payable for open forward foreign currency exchange contracts	7,749,206
Payable to affiliates:
Investment adviser fee	4,668,270
Trustees’ fees	5,667
Accrued expenses	542,740
Total liabilities	$50,834,525
Net Assets applicable to investors’ interest in Portfolio	$11,459,943,535

Sources of Net Assets
Investors’ capital	$11,660,355,569
Net unrealized depreciation	(200,412,034)
Total	$11,459,943,535

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income	$291,095,564
Dividends	1,500,049
Interest allocated from affiliated investment	204,797
Expenses allocated from affiliated investment	(22,408)
Total investment income	$292,778,002

Expenses
Investment adviser fee	$30,102,775
Trustees’ fees and expenses	34,000
Custodian fee	1,235,264
Legal and accounting services	548,132
Interest expense and fees	1,603,427
Miscellaneous	218,415
Total expenses	$33,742,013
Deduct —
Reduction of custodian fee	$198
Total expense reductions	$198

Net expenses	$33,741,815

Net investment income	$259,036,187

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(58,034,664)
Investment transactions allocated from affiliated investment	497
Foreign currency and forward foreign currency exchange contract transactions	66,718,217
Net realized gain	$8,684,050
Change in unrealized appreciation (depreciation) —
Investments	$22,877,764
Foreign currency and forward foreign currency exchange contracts	(25,349,594)
Net change in unrealized appreciation (depreciation)	$(2,471,830)

Net realized and unrealized gain	$6,212,220

Net increase in net assets from operations	$265,248,407

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$259,036,187	$643,872,661
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	8,684,050	29,358,538
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(2,471,830)	(295,526,395)
Net increase in net assets from operations	$265,248,407	$377,704,804
Capital transactions —
Contributions	$152,932,677	$1,479,393,522
Withdrawals	(2,859,452,131)	(4,603,926,112)
Net decrease in net assets from capital transactions	$(2,706,519,454)	$(3,124,532,590)

Net decrease in net assets	$(2,441,271,047)	$(2,746,827,786)

Net Assets
At beginning of period	$13,901,214,582	$16,648,042,368
At end of period	$11,459,943,535	$13,901,214,582

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.55	%(2)	0.52%	0.52%	0.54%	0.54%	0.57%
Net investment income	4.23	%(2)	3.89%	4.14%	4.72%	4.31%	4.43%
Portfolio Turnover	9	%(3)	34%	32%	42%	56%	39%

Total Return	2.36	%(3)	2.23%	5.08%	7.67%	4.30%	10.51%

Net assets, end of period (000’s omitted)	$11,459,944		$13,901,215	$16,648,042	$9,432,841	$9,694,334	$6,496,896

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Floating-Rate Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 87.5%, less than 0.05%, 11.8%, 0.3% and 0.2%, respectively in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

38

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

39

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Floating Rate Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.450% from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more, and is payable monthly. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $30,102,775 or 0.49% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $1,027,986,777 and $3,341,476,832, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,593,131,079

Gross unrealized appreciation	$94,883,852
Gross unrealized depreciation	(290,653,999)

Net unrealized depreciation	$(195,770,147)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

40

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/29/15	British Pound Sterling 1,413,320	United States Dollar 2,188,257	JPMorgan Chase Bank, N.A.	$19,189	$—	$19,189
5/29/15	Canadian Dollar 3,011,250	United States Dollar 2,475,707	State Street Bank and Trust Company	—	(19,195)	(19,195)
5/29/15	Canadian Dollar 36,554,889	United States Dollar 29,222,544	State Street Bank and Trust Company	—	(1,064,169)	(1,064,169)
5/29/15	Euro 64,248,170	United States Dollar 73,029,289	Goldman Sachs International	865,887	—	865,887
5/29/15	Euro 5,621,750	United States Dollar 5,956,306	HSBC Bank USA, N.A.	—	(358,031)	(358,031)
5/29/15	United States Dollar 4,458,551	British Pound Sterling 3,000,000	JPMorgan Chase Bank, N.A.	145,647	—	145,647
5/29/15	United States Dollar 9,711,108	Euro 9,000,000	Deutsche Bank AG	397,672	—	397,672
5/29/15	United States Dollar 17,178,816	Euro 16,000,000	JPMorgan Chase Bank, N.A.	792,348	—	792,348
6/30/15	British Pound Sterling 44,965,362	United States Dollar 66,836,514	Goldman Sachs International	—	(2,158,403)	(2,158,403)
6/30/15	Euro 56,915,405	United States Dollar 62,095,561	HSBC Bank USA, N.A.	—	(1,858,619)	(1,858,619)
6/30/15	Euro 3,000,000	United States Dollar 3,222,537	State Street Bank and Trust Company	—	(148,475)	(148,475)
7/31/15	British Pound Sterling 56,845,639	United States Dollar 87,088,372	HSBC Bank USA, N.A.	—	(117,453)	(117,453)
7/31/15	Euro 80,428,683	United States Dollar 88,389,836	Goldman Sachs International	—	(2,024,861)	(2,024,861)

				$2,220,743	$(7,749,206)	$(5,528,463)

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $7,749,206. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,470,000 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on

41

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Floating Rate Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$2,220,743	(1)	$(7,749,206	)(2)

Total Derivatives subject to master netting or similar agreements	$2,220,743		$(7,749,206)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank AG	$397,672	$—	$—	$—	$397,672
Goldman Sachs International	865,887	(865,887)	—	—	—
JPMorgan Chase Bank, N.A.	957,184	—	—	(550,000)	407,184

	$2,220,743	$(865,887)	$—	$(550,000)	$804,856

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(4,183,264)	$865,887	$—	$—	$(3,317,377)
HSBC Bank USA, N.A.	(2,334,103)	—	—	1,470,000	(864,103)
State Street Bank and Trust Company	(1,231,839)	—	—	—	(1,231,839)

	$(7,749,206)	$865,887	$—	$1,470,000	$(5,413,319)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$74,817,184	$(22,205,967)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2015, which is indicative of the volume of this derivative type, was approximately $584,097,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $1.175 billion ($1.4 billion prior to March 16, 2015) unsecured line of credit agreement with a group of banks, which is in effect through March 14, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense is approximately $592,000 of amortization of up-front fees paid by the Portfolio in connection with the annual renewal of the Agreement. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average interest rate (excluding fees) for the six months ended April 30, 2015 were $58,839,779 and 1.48% (annualized), respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

43

Eaton Vance

Floating Rate Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$10,486,753,592	$16,843,503	$10,503,597,095
Corporate Bonds & Notes	—	500,609,814	583,898	501,193,712
Asset-Backed Securities	—	94,660,313	—	94,660,313
Common Stocks	—	3,296,848	21,672,818	24,969,666
Convertible Preferred Stocks	—	4,783,885	—	4,783,885
Warrants	—	—	59,602	59,602
Short-Term Investments	—	268,096,659	—	268,096,659

Total Investments	$—	$11,358,201,111	$39,159,821	$11,397,360,932

Forward Foreign Currency Exchange Contracts	$—	$2,220,743	$—	$2,220,743

Total	$—	$11,360,421,854	$39,159,821	$11,399,581,675

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(7,749,206)	$—	$(7,749,206)

Total	$—	$(7,749,206)	$—	$(7,749,206)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented.

At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,304,000 (equal to 0.09% of net assets at April 30, 2015). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Portfolio as incurred.

44

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

45

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of Eaton Vance Floating Rate Portfolio, High Income Opportunities Portfolio, Boston Income Portfolio and Short Duration High Income Portfolio (the “Portfolios”), which are portfolios in which Eaton Vance Floating-Rate & High Income Fund (the “Fund”) is authorized to invest, each with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans and high yield debt. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel, which includes portfolio managers and analysts, who provide services to the Portfolios. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolios by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolios, including the provision of administrative services.

46

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which includes breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

47

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Floating-Rate & High Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Floating Rate Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

48

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

49

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Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7716 4.30.15

Eaton Vance

Global Dividend Income Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Global Dividend Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Performance1,2

Portfolio Managers Walter A. Row, III, CFA, CMT, Michael A. Allison, CFA and John H. Croft, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/30/2005	11/30/2005	3.75%	5.99%	8.48%	4.44%
Class A with 5.75% Maximum Sales Charge	—	—	–2.25	–0.15	7.21	3.79
Class C at NAV	11/30/2005	11/30/2005	3.28	5.16	7.66	3.64
Class C with 1% Maximum Sales Charge	—	—	2.28	4.16	7.66	3.64
Class I at NAV	01/31/2006	11/30/2005	3.78	6.17	8.76	4.70
Class R at NAV	01/31/2006	11/30/2005	3.62	5.71	8.23	4.21
MSCI World Index	—	—	5.09%	7.41%	10.51%	6.16%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
			1.24%	1.99%	0.99%	1.48%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Fund Profile

Common Stock Sector Allocation (% of total investments)

Country Allocation (% of total investments)

Top 10 Common Stock Holdings (% of total investments)

Bouygues SA	1.9%

Google, Inc., Class C	1.7

Natixis SA	1.6

Allianz SE	1.5

AXA SA	1.5

Vivendi SA	1.5

Veolia Environnement SA	1.4

Apple, Inc.	1.4

Snam SpA	1.4

Deutsche Telekom AG	1.3

Total	15.2%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

Fund profile subject to change due to active management.

4

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,037.50	$6.26	1.24%
Class C	$1,000.00	$1,032.80	$10.03	1.99%
Class I	$1,000.00	$1,037.80	$5.00	0.99%
Class R	$1,000.00	$1,036.20	$7.52	1.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.21	1.24%
Class C	$1,000.00	$1,014.90	$9.94	1.99%
Class I	$1,000.00	$1,019.90	$4.96	0.99%
Class R	$1,000.00	$1,017.40	$7.45	1.49%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014.

5

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 88.1%

Security	Shares	Value

Aerospace & Defense — 1.2%
Safran SA	37,770	$2,759,753
United Technologies Corp.	21,170	2,408,088

		$5,167,841

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	26,930	$1,734,023

		$1,734,023

Automobiles — 0.3%
Toyota Motor Corp.	19,414	$1,351,391

		$1,351,391

Banks — 8.0%
Bank of America Corp.	210,722	$3,356,802
Credit Agricole SA	139,070	2,163,699
JPMorgan Chase & Co.	49,630	3,139,594
Natixis SA	885,763	7,331,869
Nordea Bank AB	202,000	2,566,439
Regions Financial Corp.	235,663	2,316,567
Skandinaviska Enskilda Banken AB, Class A	62,000	783,474
Societe Generale	76,766	3,837,890
Svenska Handelsbanken AB, Class A	52,000	2,400,264
Swedbank AB, Class A	50,000	1,162,634
Unione di Banche Italiane ScpA	202,045	1,603,706
Westpac Banking Corp.	104,261	2,995,488

		$33,658,426

Beverages — 1.6%
Anheuser-Busch InBev NV	30,907	$3,762,874
Constellation Brands, Inc., Class A(1)	25,173	2,918,558

		$6,681,432

Biotechnology — 2.1%
Biogen, Inc.(1)	8,018	$2,998,171
Celgene Corp.(1)	26,500	2,863,590
Gilead Sciences, Inc.(1)	27,489	2,762,919

		$8,624,680

Capital Markets — 0.9%
Azimut Holding SpA	126,210	$3,704,605

		$3,704,605

Security	Shares	Value

Chemicals — 2.3%
LyondellBasell Industries NV, Class A	26,245	$2,716,882
Monsanto Co.	24,532	2,795,667
Syngenta AG	12,500	4,182,869

		$9,695,418

Commercial Services & Supplies — 1.7%
Bilfinger SE(2)	39,000	$1,947,719
Brambles, Ltd.	290,767	2,478,396
Edenred	105,000	2,814,982

		$7,241,097

Communications Equipment — 0.9%
QUALCOMM, Inc.	52,580	$3,575,440

		$3,575,440

Construction & Engineering — 2.1%
Bouygues SA(2)	209,000	$8,628,498

		$8,628,498

Construction Materials — 0.2%
Holcim, Ltd.(1)	13,000	$1,044,296

		$1,044,296

Consumer Finance — 1.3%
American Express Co.	22,559	$1,747,194
Discover Financial Services	62,248	3,608,517

		$5,355,711

Diversified Telecommunication Services — 4.7%
Deutsche Telekom AG	318,080	$5,846,517
Nippon Telegraph & Telephone Corp.	51,195	3,456,941
Swisscom AG	8,450	5,023,577
TeliaSonera AB	340,000	2,113,824
Verizon Communications, Inc.	62,732	3,164,202

		$19,605,061

Electric Utilities — 0.5%
NextEra Energy, Inc.	22,518	$2,272,742

		$2,272,742

Electrical Equipment — 1.6%
Emerson Electric Co.	44,601	$2,623,877
Mitsubishi Electric Corp.	142,849	1,865,565

6	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electrical Equipment (continued)
Nidec Corp.(2)	27,610	$2,065,359

		$6,554,801

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	116,531	$2,438,994
Yaskawa Electric Corp.(2)	86,955	1,194,718

		$3,633,712

Energy Equipment & Services — 0.3%
Halliburton Co.	28,212	$1,380,977

		$1,380,977

Food & Staples Retailing — 1.6%
Casino Guichard-Perrachon SA	39,000	$3,448,672
CVS Health Corp.	24,207	2,403,513
WM Morrison Supermarkets PLC	325,000	926,666

		$6,778,851

Food Products — 2.8%
Kerry Group PLC, Class A	28,073	$2,064,836
Mondelez International, Inc., Class A	84,059	3,225,344
Orkla ASA(2)	365,000	2,866,228
Unilever NV(2)	77,848	3,395,776

		$11,552,184

Gas Utilities — 1.5%
Snam SpA	1,211,000	$6,308,271

		$6,308,271

Health Care Equipment & Supplies — 0.9%
Medtronic PLC	52,376	$3,899,393

		$3,899,393

Hotels, Restaurants & Leisure — 2.6%
Accor SA(2)	71,641	$3,928,421
Compass Group PLC	218,035	3,854,360
Wynn Macau, Ltd.	1,625,000	3,285,090

		$11,067,871

Household Products — 0.9%
Reckitt Benckiser Group PLC	40,607	$3,614,201

		$3,614,201

Security	Shares	Value

Industrial Conglomerates — 2.0%
Danaher Corp.	39,051	$3,197,496
Koninklijke Philips NV	180,990	5,184,321

		$8,381,817

Insurance — 9.5%
Allianz SE(2)	41,330	$7,034,971
AXA SA	272,753	6,896,788
Mediolanum SpA(2)	148,888	1,249,723
Muenchener Rueckversicherungs-Gesellschaft AG	19,200	3,747,792
Prudential PLC	231,764	5,770,348
SCOR SE(2)	86,000	3,095,289
St. James’s Place PLC	186,929	2,549,842
Standard Life PLC	560,455	4,006,247
Swiss Re AG	35,000	3,104,758
Zurich Insurance Group AG	7,500	2,314,899

		$39,770,657

Internet Software & Services — 2.5%
Facebook, Inc., Class A(1)	36,793	$2,898,185
Google, Inc., Class C(1)	14,203	7,631,775

		$10,529,960

IT Services — 0.5%
Visa, Inc., Class A	32,078	$2,118,752

		$2,118,752

Machinery — 0.9%
SKF AB, Class B	155,030	$3,786,614

		$3,786,614

Media — 5.2%
ITV PLC	1,407,000	$5,462,695
Lagardere SCA(2)	111,000	3,563,197
Live Nation Entertainment, Inc.(1)	79,150	1,983,499
Societe Television Francaise 1	11,445	200,032
Vivendi SA(2)	265,000	6,643,201
Walt Disney Co. (The)	35,943	3,907,723

		$21,760,347

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	47,912	$1,114,912

		$1,114,912

7	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Multi-Utilities — 3.0%
National Grid PLC	303,960	$4,089,277
Sempra Energy	20,975	2,226,916
Veolia Environnement SA(2)	303,000	6,411,480

		$12,727,673

Oil, Gas & Consumable Fuels — 4.4%
Devon Energy Corp.	55,873	$3,811,097
Exxon Mobil Corp.	40,108	3,504,236
Occidental Petroleum Corp.	44,500	3,564,450
Statoil ASA(2)	194,169	4,116,453
Total SA	65,121	3,526,299

		$18,522,535

Pharmaceuticals — 4.9%
AstraZeneca PLC	33,685	$2,311,687
Bayer AG	21,367	3,075,407
Merck & Co., Inc.	52,252	3,112,129
Orion Oyj, Class B(2)	25,000	817,476
Perrigo Co. PLC	18,990	3,480,487
Roche Holding AG PC	17,736	5,075,247
Takeda Pharmaceutical Co., Ltd.	50,869	2,611,667

		$20,484,100

Professional Services — 0.6%
SGS SA	1,400	$2,712,635

		$2,712,635

Real Estate Investment Trusts (REITs) — 0.6%
Simon Property Group, Inc.	14,336	$2,601,841

		$2,601,841

Semiconductors & Semiconductor Equipment — 0.9%
NXP Semiconductors NV(1)	38,295	$3,680,915

		$3,680,915

Software — 1.9%
Microsoft Corp.	43,653	$2,123,282
Oracle Corp.	71,943	3,138,154
SAP SE	35,925	2,714,672

		$7,976,108

Specialty Retail — 1.8%
Dixons Carphone PLC	181,231	$1,176,158
Home Depot, Inc. (The)	38,994	4,171,578

Security	Shares	Value

Specialty Retail (continued)
Industria de Diseno Textil SA	62,490	$2,005,245

		$7,352,981

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	51,185	$6,405,803

		$6,405,803

Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B	44,937	$4,441,573
Pandora A/S	29,168	3,014,848

		$7,456,421

Tobacco — 1.6%
Altria Group, Inc.	61,338	$3,069,967
Imperial Tobacco Group PLC	70,900	3,462,082

		$6,532,049

Trading Companies & Distributors — 0.5%
Rexel SA	116,000	$2,186,210

		$2,186,210

Wireless Telecommunication Services — 2.4%
Tele2 AB, Class B	318,000	$4,241,413
Vodafone Group PLC	1,600,557	5,639,092

		$9,880,505

Total Common Stocks (identified cost $337,180,456)		$369,113,757

Preferred Stocks — 6.5%

Security	Shares	Value

Banks — 3.8%
AgriBank FCB, 6.875% to 1/1/24(3)	9,798	$1,025,422
Barclays Bank PLC, 8.25% to 12/15/18(3)	1,180	1,275,188
Citigroup, Inc., Series K, 6.875% to 11/15/23(3)	29,314	800,639
CoBank ACB, Series F, 6.25% to 10/1/22(3)	8,600	888,757
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	1,115	115,507
Farm Credit Bank of Texas, Series 1, 10.00%	530	660,678
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(3)	460	446,955
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	1,085	1,136,899
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)	353	366,390
JPMorgan Chase & Co., Series Y, 6.125%	14,625	368,989

8	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Banks (continued)
KeyCorp, Series A, 7.75%	8,409	$1,106,835
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(4)	335	393,905
Northern Trust Corp., Series C, 5.85%	10,570	272,310
Regions Financial Corp., Series A, 6.375%	37,186	937,087
Royal Bank of Scotland Group PLC, Series L, 5.75%	11,696	286,084
Royal Bank of Scotland Group PLC, Series S, 6.60%	24,960	624,749
Standard Chartered PLC, 7.014% to 7/30/37(3)(4)	4.49	519,091
SunTrust Banks, Inc., Series E, 5.875%	34,002	853,875
Texas Capital Bancshares, Inc., 6.50%	20,005	496,124
Texas Capital Bancshares, Inc., Series A, 6.50%	17,500	444,150
Webster Financial Corp., Series E, 6.40%	20,335	520,830
Wells Fargo & Co., Series L, 7.50%	890	1,084,688
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)	512	506,835
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	600	654,201

		$15,786,188

Capital Markets — 0.4%
Affiliated Managers Group, Inc., 6.375%	21,561	$567,755
Morgan Stanley, Series G, 6.625%	35,777	931,991

		$1,499,746

Consumer Finance — 0.5%
Capital One Financial Corp., Series B, 6.00%	37,300	$939,214
Discover Financial Services, Series B, 6.50%	16,700	432,071
SLM Corp., Series B, 1.971%(5)	10,280	636,397

		$2,007,682

Diversified Financial Services — 0.2%
KKR Financial Holdings, LLC, Series A, 7.375%	38,000	$986,955

		$986,955

Electric Utilities — 0.4%
AES Gener SA, 8.375% to 6/18/19(3)(4)	515	$590,160
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	7,500	191,419
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	14,785	365,670
Southern California Edison Co., Series E, 6.25% to 2/1/22(3)	500	573,434

		$1,720,683

Food Products — 0.1%
Dairy Farmers of America, 7.875%(4)	4,700	$500,844
Ocean Spray Cranberries, Inc., 6.25%(4)	540	50,692

		$551,536

Security	Shares	Value

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	36,888	$937,785

		$937,785

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	9,407	$235,833

		$235,833

Pipelines — 0.2%
NuStar Logistics LP, 7.625% to 1/15/18(3)	29,220	$766,514

		$766,514

Real Estate Investment Trusts (REITs) — 0.4%
American Realty Capital Properties, Inc., Series F, 6.70%	3,088	$74,143
Cedar Realty Trust, Inc., Series B, 7.25%	13,000	336,570
DDR Corp., Series J, 6.50%	25,300	646,162
DDR Corp., Series K, 6.25%	6,500	166,676
Vornado Realty Trust, Series K, 5.70%	21,500	526,750

		$1,750,301

Thrifts & Mortgage Finance — 0.2%
EverBank Financial Corp., Series A, 6.75%	37,000	$933,880

		$933,880

Total Preferred Stocks (identified cost $26,154,055)		$27,177,103

Corporate Bonds & Notes — 3.2%

Security	Principal Amount (000’s omitted)	Value

Banks — 1.4%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(3)(4)	$465	$432,450
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(3)	613	626,793
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(4)	644	639,814
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	917	983,439
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(3)(4)	997	990,021
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(3)	720	735,480
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20, 12/29/49(3)	340	341,275
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(3)(6)	854	909,510

		$5,658,782

9	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services — 0.2%
Leucadia National Corp., 6.625%, 10/23/43	$494	$483,593
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(4)	335	303,175

		$786,768

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$875	$946,094

		$946,094

Electric Utilities — 0.7%
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	$995	$1,202,458
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(3)	1,875	1,735,777

		$2,938,235

Energy Equipment & Services — 0.1%
Abengoa Finance S.A.U., 7.75%, 2/1/20(4)	$317	$317,317

		$317,317

Insurance — 0.3%
Genworth Financial, Inc., 7.625%, 9/24/21	$147	$156,555
Genworth Financial, Inc., 7.70%, 6/15/20	27	29,430
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(3)	1,280	1,129,600

		$1,315,585

Oil, Gas & Consumable Fuels — 0.1%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(3)(4)	$783	$595,080

		$595,080

Telecommunications — 0.2%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(3)(4)	$789	$816,615

		$816,615

Total Corporate Bonds & Notes (identified cost $13,329,484)		$13,374,476

Foreign Government Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value

Ecuador — 0.1%
Republic of Ecuador, 10.50%, 3/24/20(4)	$305	$331,291

Total Foreign Government Bonds (identified cost $305,000)		$331,291

Exchange-Traded Funds — 0.2%

Security	Shares	Value

Equity Funds — 0.2%
iShares U.S. Preferred Stock ETF	20,000	$798,800

Total Exchange-Traded Funds (identified cost $794,118)		$798,800

Short-Term Investments — 10.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.06%(7)(8)	$36,628	$36,628,293
Eaton Vance Cash Reserves Fund, LLC, 0.17%(8)	8,081	8,081,030

Total Short-Term Investments (identified cost $44,709,323)		$44,709,323

Total Investments — 108.8% (identified cost $422,472,436)		$455,504,750

Other Assets, Less Liabilities — (8.8)%		$(36,803,330)

Net Assets — 100.0%		$418,701,420

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at April 30, 2015.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $9,727,953 or 2.3% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

10	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Portfolio of Investments (Unaudited) — continued

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $909,510 or 0.2% of the Fund’s net assets.

(7)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at April 30, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	42.6%	$194,147,676
France	15.2	69,329,229
United Kingdom	10.8	49,357,448
Germany	5.5	25,102,558
Switzerland	5.4	24,448,302
Sweden	3.8	17,054,662
Italy	3.1	14,068,763
Japan	2.8	12,545,641
Ireland	2.3	10,574,316
Netherlands	2.2	9,811,330
Norway	1.5	6,982,681
Australia	1.2	5,473,884
Belgium	0.8	3,762,874
Hong Kong	0.7	3,285,090
Denmark	0.7	3,014,848
Spain	0.5	2,322,562
Brazil	0.2	1,072,264
Finland	0.2	817,476
Colombia	0.2	816,615
Cayman Islands	0.1	595,080
Chile	0.1	590,160
Ecuador	0.1	331,291

Total Investments	100.0%	$455,504,750

11	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value including $35,443,551 of securities on loan (identified cost, $377,763,113)	$410,795,427
Affiliated investments, at value (identified cost, $44,709,323)	44,709,323
Restricted cash*	290,000
Foreign currency, at value (identified cost, $336,466)	336,535
Dividends and interest receivable	1,020,862
Interest receivable from affiliated investment	740
Receivable for investments sold	245,618
Receivable for Fund shares sold	497,362
Securities lending income receivable	97,085
Tax reclaims receivable	2,098,693
Total assets	$460,091,645

Liabilities
Collateral for securities loaned	$36,628,293
Payable for investments purchased	966,721
Payable for Fund shares redeemed	1,046,124
Payable for open forward foreign currency exchange contracts	2,224,720
Payable to affiliates:
Investment adviser fee	226,457
Administration fee	52,259
Distribution and service fees	167,086
Trustees’ fees	1,684
Accrued expenses	76,881
Total liabilities	$41,390,225
Net Assets	$418,701,420

Sources of Net Assets
Paid-in capital	$493,478,156
Accumulated net realized loss	(109,075,835)
Accumulated undistributed net investment income	3,423,976
Net unrealized appreciation	30,875,123
Total	$418,701,420

Class A Shares
Net Assets	$201,291,975
Shares Outstanding	23,402,452
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.60
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.12

Class C Shares
Net Assets	$149,949,862
Shares Outstanding	17,592,374
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$8.52

Class I Shares
Net Assets	$66,672,171
Shares Outstanding	7,766,304
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.58

Class R Shares
Net Assets	$787,412
Shares Outstanding	91,682
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.59

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends (net of foreign taxes, $726,985)	$10,345,311
Interest	458,198
Securities lending income, net	264,872
Interest allocated from affiliated investment	3,075
Expenses allocated from affiliated investment	(323)
Total investment income	$11,071,133

Expenses
Investment adviser fee	$1,341,825
Administration fee	309,652
Distribution and service fees
Class A	250,114
Class C	741,148
Class R	1,652
Trustees’ fees and expenses	10,105
Custodian fee	105,874
Transfer and dividend disbursing agent fees	144,999
Legal and accounting services	25,543
Printing and postage	23,325
Registration fees	32,706
Miscellaneous	42,491
Total expenses	$3,029,434
Deduct —
Reduction of custodian fee	$1
Total expense reductions	$1

Net expenses	$3,029,433

Net investment income	$8,041,700

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$4,098,326
Investment transactions allocated from affiliated investment	9
Foreign currency and forward foreign currency exchange contract transactions	(334,219)
Net realized gain	$3,764,116
Change in unrealized appreciation (depreciation) —
Investments	$5,298,073
Foreign currency and forward foreign currency exchange contracts	(2,196,959)
Net change in unrealized appreciation (depreciation)	$3,101,114

Net realized and unrealized gain	$6,865,230

Net increase in net assets from operations	$14,906,930

13	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$8,041,700	$16,859,874
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	3,764,116	65,777,422
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	3,101,114	(47,841,846)
Net increase in net assets from operations	$14,906,930	$34,795,450
Distributions to shareholders —
From net investment income
Class A	$(4,352,977)	$(9,035,943)
Class C	(2,705,320)	(5,224,919)
Class I	(1,487,010)	(2,365,346)
Class R	(13,338)	(21,755)
Total distributions to shareholders	$(8,558,645)	$(16,647,963)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,807,855	$26,757,837
Class C	7,199,287	17,021,333
Class I	7,620,909	23,901,004
Class R	185,780	152,842
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,200,171	8,748,362
Class C	2,409,143	4,603,447
Class I	1,261,562	1,978,654
Class R	13,338	21,729
Cost of shares redeemed
Class A	(21,626,043)	(63,516,144)
Class C	(12,122,854)	(30,499,226)
Class I	(7,374,651)	(11,843,668)
Class R	(10,727)	(220,522)
Net decrease in net assets from Fund share transactions	$(7,436,230)	$(22,894,352)

Net decrease in net assets	$(1,087,945)	$(4,746,865)

Net Assets
At beginning of period	$419,789,365	$424,536,230
At end of period	$418,701,420	$419,789,365

Accumulated undistributed net investment income included in net assets
At end of period	$3,423,976	$3,940,921

14	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$8.470		$8.120		$7.070		$6.900		$7.270		$7.120

Income (Loss) From Operations
Net investment income(1)	$0.173		$0.354	(2)	$0.380	(2)	$0.425	(3)	$0.448	(3)	$0.487	(3)
Net realized and unrealized gain (loss)	0.140		0.340		0.994		0.141		(0.350)		0.141

Total income from operations	$0.313		$0.694		$1.374		$0.566		$0.098		$0.628

Less Distributions
From net investment income	$(0.183)		$(0.344)		$(0.324)		$(0.396)		$(0.468)		$(0.478)

Total distributions	$(0.183)		$(0.344)		$(0.324)		$(0.396)		$(0.468)		$(0.478)

Net asset value — End of period	$8.600		$8.470		$8.120		$7.070		$6.900		$7.270

Total Return(4)	3.75	%(5)	8.65%		19.88%		8.35%		1.36%		9.13%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$201,292		$204,799		$223,208		$212,233		$215,735		$231,335
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.24	%(8)	1.24%		1.26%		1.26%		1.27%		1.31%
Net investment income	4.12	%(8)	4.21	%(2)	5.04	%(2)	6.14	%(3)	6.11	%(3)	6.79	%(3)
Portfolio Turnover of the Portfolio(9)	—		—		—		97	%(5)	124%		156%
Portfolio Turnover of the Fund	61	%(5)	119%		114%		35	%(5)(10)	—		—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.190 and $0.103 per share for the years ended October 31, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.95% and 3.68% for the years ended October 31, 2014 and 2013, respectively.

(3)

Net investment income per share reflects special dividends (including allocated from the Portfolio) which amounted to $0.059, $0.091 and $0.064 per share for the years ended October 31, 2012, 2011 and 2010, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.29%, 4.87% and 5.89% for the years ended October 31, 2012, 2011 and 2010, respectively.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 22, 2012.

15	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$8.400		$8.050		$7.020		$6.850		$7.220		$7.080

Income (Loss) From Operations
Net investment income(1)	$0.140		$0.285	(2)	$0.321	(2)	$0.369	(3)	$0.391	(3)	$0.432	(3)
Net realized and unrealized gain (loss)	0.132		0.347		0.977		0.147		(0.347)		0.135

Total income from operations	$0.272		$0.632		$1.298		$0.516		$0.044		$0.567

Less Distributions
From net investment income	$(0.152)		$(0.282)		$(0.268)		$(0.346)		$(0.414)		$(0.427)

Total distributions	$(0.152)		$(0.282)		$(0.268)		$(0.346)		$(0.414)		$(0.427)

Net asset value — End of period	$8.520		$8.400		$8.050		$7.020		$6.850		$7.220

Total Return(4)	3.28	%(5)	7.93%		18.85%		7.79%		0.47%		8.26%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$149,950		$150,189		$152,570		$140,506		$147,083		$149,034
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.99	%(8)	1.99%		2.01%		2.01%		2.02%		2.06%
Net investment income	3.37	%(8)	3.42	%(2)	4.28	%(2)	5.38	%(3)	5.36	%(3)	6.07	%(3)
Portfolio Turnover of the Portfolio(9)	—		—		—		97	%(5)	124%		156%
Portfolio Turnover of the Fund	61	%(5)	119%		114%		35	%(5)(10)	—		—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.186 and $0.102 per share for the years ended October 31, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.19% and 2.93% for the years ended October 31, 2014 and 2013, respectively.

(3)

Net investment income per share reflects special dividends (including allocated from the Portfolio) which amounted to $0.059, $0.090 and $0.062 per share for the years ended October 31, 2012, 2011 and 2010, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.53%, 4.13% and 5.19% for the years ended October 31, 2012, 2011 and 2010, respectively.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 22, 2012.

16	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$8.460		$8.110		$7.070		$6.900		$7.260		$7.120

Income (Loss) From Operations
Net investment income(1)	$0.185		$0.350	(2)	$0.401	(2)	$0.442	(3)	$0.467	(3)	$0.509	(3)
Net realized and unrealized gain (loss)	0.130		0.368		0.985		0.140		(0.337)		0.128

Total income from operations	$0.315		$0.718		$1.386		$0.582		$0.130		$0.637

Less Distributions
From net investment income	$(0.195)		$(0.368)		$(0.346)		$(0.412)		$(0.490)		$(0.497)

Total distributions	$(0.195)		$(0.368)		$(0.346)		$(0.412)		$(0.490)		$(0.497)

Net asset value — End of period	$8.580		$8.460		$8.110		$7.070		$6.900		$7.260

Total Return(4)	3.78	%(5)	8.98%		20.09%		8.76%		1.66%		9.27%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,672		$64,213		$48,148		$41,820		$46,856		$33,513
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.99	%(8)	0.99%		1.01%		1.01%		1.02%		1.06%
Net investment income	4.41	%(8)	4.16	%(2)	5.32	%(2)	6.39	%(3)	6.38	%(3)	7.15	%(3)
Portfolio Turnover of the Portfolio(9)	—		—		—		97	%(5)	124%		156%
Portfolio Turnover of the Fund	61	%(5)	119%		114%		35	%(5)(10)	—		—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.173 and $0.102 per share for the years ended October 31, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.10% and 3.96% for the years ended October 31, 2014 and 2013, respectively.

(3)

Net investment income per share reflects special dividends (including allocated from the Portfolio) which amounted to $0.060, $0.080 and $0.056 per share for the years ended October 31, 2012, 2011 and 2010, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.53%, 5.28% and 6.37% for the years ended October 31, 2012, 2011 and 2010, respectively.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 22, 2012.

17	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$8.460		$8.100		$7.060		$6.900		$7.260		$7.120

Income (Loss) From Operations
Net investment income(1)	$0.179		$0.340	(2)	$0.371	(2)	$0.407	(3)	$0.427	(3)	$0.494	(3)
Net realized and unrealized gain (loss)	0.123		0.340		0.975		0.135		(0.335)		0.109

Total income from operations	$0.302		$0.680		$1.346		$0.542		$0.092		$0.603

Less Distributions
From net investment income	$(0.172)		$(0.320)		$(0.306)		$(0.382)		$(0.452)		$(0.463)

Total distributions	$(0.172)		$(0.320)		$(0.306)		$(0.382)		$(0.452)		$(0.463)

Net asset value — End of period	$8.590		$8.460		$8.100		$7.060		$6.900		$7.260

Total Return(4)	3.62	%(5)	8.50%		19.48%		8.14%		1.13%		8.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$787		$588		$610		$598		$589		$464
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.49	%(8)	1.48%		1.51%		1.51%		1.52%		1.56%
Net investment income	4.26	%(8)	4.05	%(2)	4.92	%(2)	5.89	%(3)	5.85	%(3)	6.95	%(3)
Portfolio Turnover of the Portfolio(9)	—		—		—		97	%(5)	124%		156%
Portfolio Turnover of the Fund	61	%(5)	119%		114%		35	%(5)(10)	—		—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.199 and $0.104 per share for the years ended October 31, 2014 and 2013, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.68% and 3.54% for the years ended October 31, 2014 and 2013, respectively.

(3)

Net investment income per share reflects special dividends (including allocated from the Portfolio) which amounted to $0.058, $0.088 and $0.055 per share for the years ended October 31, 2012, 2011 and 2010, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.05%, 4.64% and 6.18% for the years ended October 31, 2012, 2011 and 2010, respectively.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from August 22, 2012 through October 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Global Dividend Income Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 22, 2012.

18	See Notes to Financial Statements.

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve total return by investing primarily in a diversified portfolio of equity securities that pay dividends. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Funds. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Fund’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained

19

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

20

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $112,825,572 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016 ($6,467,573), October 31, 2017 ($74,538,069), October 31, 2018 ($27,975,696) and October 31, 2019 ($3,844,234) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$422,457,396

Gross unrealized appreciation	$40,651,777
Gross unrealized depreciation	(7,604,423)

Net unrealized appreciation	$33,047,354

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2015, the Fund’s investment adviser fee amounted to $1,341,825 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2015, the administration fee amounted to $309,652.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $4,722 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $26,313 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $250,114 for Class A shares.

21

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $555,861 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $826 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $185,287 and $826 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $3,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $250,289,653 and $262,864,727, respectively, for the six months ended April 30, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	1,282,754	3,194,250
Issued to shareholders electing to receive payments of distributions in Fund shares	496,718	1,040,036
Redemptions	(2,555,591)	(7,558,998)

Net decrease	(776,119)	(3,324,712)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	859,625	2,047,981
Issued to shareholders electing to receive payments of distributions in Fund shares	287,545	551,813
Redemptions	(1,443,790)	(3,668,948)

Net decrease	(296,620)	(1,069,154)

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Eaton Vance

Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	895,837	2,831,585
Issued to shareholders electing to receive payments of distributions in Fund shares	149,408	235,404
Redemptions	(872,815)	(1,413,448)

Net increase	172,430	1,653,541

Class R	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	21,844	18,069
Issued to shareholders electing to receive payments of distributions in Fund shares	1,578	2,590
Redemptions	(1,293)	(26,437)

Net increase (decrease)	22,129	(5,778)

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)

5/12/15	Hong Kong Dollar 9,816,667	United States Dollar 1,266,418	Citibank, N.A.	$—	$(156)	$(156)
5/12/15	Hong Kong Dollar 9,816,666	United States Dollar 1,266,431	Standard Chartered Bank	—	(142)	(142)
5/12/15	Hong Kong Dollar 9,816,667	United States Dollar 1,266,448	State Street Bank and Trust Company	—	(126)	(126)
5/29/15	British Pound Sterling 2,853,130	United States Dollar 4,359,514	Citibank, N.A.	—	(19,277)	(19,277)
5/29/15	British Pound Sterling 2,853,130	United States Dollar 4,367,029	Standard Chartered Bank	—	(11,762)	(11,762)
5/29/15	British Pound Sterling 2,853,130	United States Dollar 4,373,261	State Street Bank and Trust Company	—	(5,531)	(5,531)
5/29/15	Euro 20,846,745	United States Dollar 22,889,809	Citibank, N.A.	—	(525,208)	(525,208)
5/29/15	Euro 20,846,745	United States Dollar 22,891,602	Standard Chartered Bank	—	(523,415)	(523,415)
5/29/15	Euro 20,846,745	United States Dollar 22,887,370	State Street Bank and Trust Company	—	(527,647)	(527,647)

23

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)

5/29/15	Norwegian Krone 3,886,850	United States Dollar 506,732	Citibank, N.A.	$—	$(9,113)	$(9,113)
5/29/15	Norwegian Krone 3,886,850	United States Dollar 505,683	Standard Chartered Bank	—	(10,162)	(10,162)
5/29/15	Norwegian Krone 3,886,850	United States Dollar 505,508	State Street Bank and Trust Company	—	(10,337)	(10,337)
5/29/15	Swedish Krona 28,043,275	United States Dollar 3,279,378	Standard Chartered Bank	—	(87,364)	(87,364)
5/29/15	Swedish Krona 28,043,275	United States Dollar 3,285,583	State Street Bank and Trust Company	—	(81,159)	(81,159)
5/29/15	Swiss Franc 5,882,383	United States Dollar 6,166,899	Citibank, N.A.	—	(143,410)	(143,410)
5/29/15	Swiss Franc 5,882,383	United States Dollar 6,166,796	Standard Chartered Bank	—	(143,513)	(143,513)
5/29/15	Swiss Franc 5,882,383	United States Dollar 6,183,910	State Street Bank and Trust Company	—	(126,398)	(126,398)

				$—	$(2,224,720)	$(2,224,720)

At April 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $2,224,720. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $290,000 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

24

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(2,224,720	)(1)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for liabilities as of April 30, 2015.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Citibank, N.A.	$(697,164)	$—	$—	$—	$(697,164)
Standard Chartered Bank	(776,358)	—	—	290,000	(486,358)
State Street Bank and Trust Company	(751,198)	—	—	—	(751,198)

	$(2,224,720)	$—	$—	$290,000	$(1,934,720)

(a)	In some instances, the actual collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$(430,923	)(1)	$(2,224,720	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2015, which is indicative of the volume of this derivative type, was approximately $39,277,000.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and

25

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Securities Lending Agreement

The Fund has established a securities lending agreement with SSBT as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in Cash Collateral Fund. The Fund earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Fund from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended April 30, 2015 amounted to $3,932.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At April 30, 2015, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $35,443,551 and $36,628,293, respectively. The carrying amount of the liability for collateral for securities loaned at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2015.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$14,504,373	$34,484,638	$—	$48,989,011
Consumer Staples	11,617,382	23,541,335	—	35,158,717
Energy	12,260,760	7,642,752	—	19,903,512
Financials	16,770,515	68,320,725	—	85,091,240
Health Care	19,116,689	13,891,484	—	33,008,173
Industrials	9,963,484	36,430,052	—	46,393,536
Information Technology	34,011,300	3,909,390	—	37,920,690
Materials	6,627,461	5,227,165	—	11,854,626
Telecommunication Services	3,164,202	26,321,364	—	29,485,566
Utilities	4,499,658	16,809,028	—	21,308,686

Total Common Stocks	$132,535,824	$236,577,933 *	$—	$369,113,757

Preferred Stocks
Consumer Staples	$—	$551,536	$—	$551,536
Energy	—	766,514	—	766,514
Financials	7,871,545	15,093,207	—	22,964,752
Industrials	—	937,785	—	937,785
Utilities	235,833	1,720,683	—	1,956,516

Total Preferred Stocks	$8,107,378	$19,069,725	$—	$27,177,103

Corporate Bonds & Notes	$—	$13,374,476	$—	$13,374,476
Foreign Government Bonds	—	331,291	—	331,291
Exchange-Traded Funds	798,800	—	—	798,800
Short-Term Investments	—	44,709,323	—	44,709,323

Total Investments	$141,442,002	$314,062,748	$—	$455,504,750

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,224,720)	$—	$(2,224,720)

Total	$—	$(2,224,720)	$—	$(2,224,720)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Dividend Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stock. The Board considered that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

29

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

30

Eaton Vance

Global Dividend Income Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Global Dividend Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Dividend Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7747    4.30.15

Eaton Vance

Global Macro Absolute

Return Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Global Macro Absolute Return Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	70

Officers and Trustees	73

Important Notices	74

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/2007	10/31/1997	2.23%	4.78%	1.82%	4.66%
Class A with 4.75% Maximum Sales Charge	—	—	–2.65	–0.15	0.83	4.14
Class C at NAV	10/01/2009	10/31/1997	1.95	4.08	1.10	4.24
Class C with 1% Maximum Sales Charge	—	—	0.95	3.08	1.10	4.24
Class I at NAV	06/27/2007	10/31/1997	2.40	5.13	2.12	4.89
Class R at NAV	04/08/2010	10/31/1997	2.23	4.66	1.64	4.55
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	—	0.01%	0.02%	0.09%	1.46%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.17%	1.87%	0.87%	1.36%
Net			1.05	1.75	0.75	1.24

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Fund Profile4

Asset Allocation (% of net assets)5

*	Net of securities sold short.

Foreign Currency Exposure (% of net assets)6

Serbia	4.5%		Singapore	0.0	%*
China	4.1		Romania	0.0	*
Poland	4.1		Jordan	0.0	*
Sri Lanka	3.2		Pakistan	0.0	*
India	3.2		South Korea	0.0	*
Lebanon	3.1		Egypt	0.0	*
Philippines	2.0		Turkey	–0.1
Mexico	2.0		United Kingdom	–0.1
Iceland	1.2		Norway	–0.2
Bangladesh	1.2		Brazil	–0.2
Uruguay	1.0		Nigeria	–0.4
Dominican Republic	1.0		Gold	–0.7
Chile	1.0		Switzerland	–1.0
Zambia	0.9		Oman	–1.1
Indonesia	0.6		Brent Crude Oil	–1.4
Platinum	0.6		South Africa	–1.6
Azerbaijan	0.3		Japan	–1.7
Vietnam	0.2		New Zealand	–2.1
Uganda	0.2		Canada	–3.1
Kenya	0.2		Hungary	–4.1
Sweden	0.1		Australia	–5.0
Albania	0.1		Taiwan	–5.1
Thailand	0.1		Euro	–8.8
Costa Rica	0.1		Total Long	35.0
Colombia	0.0	*	Total Short	–36.7
Malaysia	0.0	*	Total Net	–1.7

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Global Macro Portfolio (the Portfolio) into which the Fund invests. Performance of Class C and Class R is linked to Class A of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception.

[3]

The Gross Expense Ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratios exclude interest expense associated with certain investment transactions.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other net assets represents other assets less liabilities and includes investment types, if any, each less than 1% of net assets.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

4

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,022.30	$5.37	1.07%
Class C	$1,000.00	$1,019.50	$8.86	1.77%
Class I	$1,000.00	$1,024.00	$3.86	0.77%
Class R	$1,000.00	$1,022.30	$6.37	1.27%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.36	1.07%
Class C	$1,000.00	$1,016.00	$8.85	1.77%
Class I	$1,000.00	$1,021.00	$3.86	0.77%
Class R	$1,000.00	$1,018.50	$6.36	1.27%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Global Macro Portfolio, at value (identified cost, $4,271,350,477)	$4,202,484,667
Receivable for Fund shares sold	25,021,733
Total assets	$4,227,506,400

Liabilities
Payable for Fund shares redeemed	$15,248,155
Payable to affiliates:
Distribution and service fees	422,280
Trustees’ fees	43
Accrued expenses	623,548
Total liabilities	$16,294,026
Net Assets	$4,211,212,374

Sources of Net Assets
Paid-in capital	$4,458,196,369
Accumulated net realized loss from Portfolio	(145,932,498)
Accumulated distributions in excess of net investment income	(32,185,687)
Net unrealized depreciation from Portfolio	(68,865,810)
Total	$4,211,212,374

Class A Shares
Net Assets	$603,196,236
Shares Outstanding	64,152,420
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.40
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.87

Class C Shares
Net Assets	$326,713,107
Shares Outstanding	34,672,617
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.42

Class I Shares
Net Assets	$3,280,563,547
Shares Outstanding	349,444,023
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.39

Class R Shares
Net Assets	$739,484
Shares Outstanding	78,516
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.42

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest allocated from Portfolio (net of foreign taxes, $1,860,589)	$108,461,634
Dividends allocated from Portfolio (net of foreign taxes, $7,034)	128,393
Expenses, excluding interest expense, allocated from Portfolio	(13,466,550)
Interest expense allocated from Portfolio	(437,398)
Total investment income from Portfolio	$94,686,079

Expenses
Distribution and service fees
Class A	$928,766
Class C	1,704,081
Class R	1,896
Trustees’ fees and expenses	250
Custodian fee	29,814
Transfer and dividend disbursing agent fees	1,663,321
Legal and accounting services	46,794
Printing and postage	131,542
Registration fees	76,423
Miscellaneous	18,468
Total expenses	$4,601,355

Net investment income	$90,084,724

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,230,679)	$(53,178,914)
Written options	22,062,438
Futures contracts	(32,377,910)
Swap contracts	(9,857,532)
Foreign currency and forward foreign currency exchange contract transactions	201,881,671
Non-deliverable bond forward contracts	866,003
Net realized gain	$129,395,756
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $406,348 and including a net decrease of $2,111,386 from precious metals)	$(29,734,915)
Written options	(24,595,322)
Securities sold short	1,964,918
Futures contracts	(6,181,722)
Swap contracts	17,073,549
Foreign currency and forward foreign currency exchange contracts	(83,738,231)
Non-deliverable bond forward contracts	1,667,242
Net change in unrealized appreciation (depreciation)	$(123,544,481)

Net realized and unrealized gain	$5,851,275

Net increase in net assets from operations	$95,935,999

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$90,084,724	$177,077,400
Net realized gain (loss) from investment transactions, written options, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	129,395,756	(154,807,281)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(123,544,481)	134,879,263
Net increase in net assets from operations	$95,935,999	$157,149,382
Distributions to shareholders —
From net investment income
Class A	$(11,695,896)	$(28,917,185)
Class C	(5,117,013)	(12,366,797)
Class I	(65,636,540)	(129,972,198)
Class R	(13,431)	(25,980)
Tax return of capital
Class A	—	(3,030,408)
Class C	—	(1,302,904)
Class I	—	(13,840,290)
Class R	—	(2,908)
Total distributions to shareholders	$(82,462,880)	$(189,458,670)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$85,100,286	$212,683,303
Class C	17,151,106	36,171,805
Class I	639,504,848	1,383,047,247
Class R	144,427	335,359
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	11,111,444	30,160,956
Class C	4,155,445	11,040,041
Class I	38,382,136	79,379,446
Class R	13,431	28,885
Cost of shares redeemed
Class A	(143,536,822)	(722,961,342)
Class C	(64,801,271)	(276,463,342)
Class I	(577,387,281)	(2,762,512,751)
Class R	(246,553)	(320,589)
Net increase (decrease) in net assets from Fund share transactions	$9,591,196	$(2,009,410,982)

Net increase (decrease) in net assets	$23,064,315	$(2,041,720,270)

Net Assets
At beginning of period	$4,188,148,059	$6,229,868,329
At end of period	$4,211,212,374	$4,188,148,059

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(32,185,687)	$(39,807,531)

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$9.370		$9.420		$9.900		$9.960		$10.320		$10.360

Income (Loss) From Operations
Net investment income(1)	$0.195		$0.329		$0.270		$0.369		$0.289		$0.226
Net realized and unrealized gain (loss)	0.013		(0.021)		(0.392)		(0.071)		(0.247)		0.269

Total income (loss) from operations	$0.208		$0.308		$(0.122)		$0.298		$0.042		$0.495

Less Distributions
From net investment income	$(0.178)		$(0.322)		$(0.145)		$(0.313)		$(0.371)		$(0.067)
From net realized gain	—		—		—		(0.045)		—		—
Tax return of capital	—		(0.036)		(0.213)		—		(0.031)		(0.468)

Total distributions	$(0.178)		$(0.358)		$(0.358)		$(0.358)		$(0.402)		$(0.535)

Net asset value — End of period	$9.400		$9.370		$9.420		$9.900		$9.960		$10.320

Total Return(2)	2.23	%(3)	3.34%		(1.28)%		3.06%		0.40%		4.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$603,196		$648,306		$1,134,462		$1,557,259		$1,786,581		$2,489,211
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.07	%(6)(7)	1.17	%(7)	1.32	%(7)	1.32	%(7)	1.14	%(7)	1.00%
Net investment income	4.19	%(6)	3.51%		2.77%		3.72%		2.83%		2.18%
Portfolio Turnover of the Portfolio	30	%(3)	66%		56%		39%		33%		19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.12%, 0.31%, 0.30% and 0.10% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$9.390		$9.430		$9.910		$9.960		$10.320		$10.350

Income (Loss) From Operations
Net investment income(1)	$0.163		$0.264		$0.203		$0.299		$0.217		$0.146
Net realized and unrealized gain (loss)	0.009		(0.018)		(0.397)		(0.063)		(0.249)		0.282

Total income (loss) from operations	$0.172		$0.246		$(0.194)		$0.236		$(0.032)		$0.428

Less Distributions
From net investment income	$(0.142)		$(0.257)		$(0.116)		$(0.241)		$(0.303)		$(0.057)
From net realized gain	—		—		—		(0.045)		—		—
Tax return of capital	—		(0.029)		(0.170)		—		(0.025)		(0.401)

Total distributions	$(0.142)		$(0.286)		$(0.286)		$(0.286)		$(0.328)		$(0.458)

Net asset value — End of period	$9.420		$9.390		$9.430		$9.910		$9.960		$10.320

Total Return(2)	1.95	%(3)	2.55%		(2.01)%		2.41%		(0.33)%		4.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$326,713		$368,893		$600,977		$818,826		$1,047,345		$1,349,700
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.77	%(6)(7)	1.87	%(7)	2.02	%(7)	2.02	%(7)	1.84	%(7)	1.71%
Net investment income	3.48	%(6)	2.81%		2.08%		3.02%		2.13%		1.41%
Portfolio Turnover of the Portfolio	30	%(3)	66%		56%		39%		33%		19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.12%, 0.31%, 0.30% and 0.10% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$9.360		$9.410		$9.890		$9.950		$10.310		$10.340

Income (Loss) From Operations
Net investment income(1)	$0.209		$0.357		$0.296		$0.398		$0.318		$0.245
Net realized and unrealized gain (loss)	0.014		(0.019)		(0.388)		(0.070)		(0.247)		0.285

Total income (loss) from operations	$0.223		$0.338		$(0.092)		$0.328		$0.071		$0.530

Less Distributions
From net investment income	$(0.193)		$(0.349)		$(0.157)		$(0.343)		$(0.398)		$(0.070)
From net realized gain	—		—		—		(0.045)		—		—
Tax return of capital	—		(0.039)		(0.231)		—		(0.033)		(0.490)

Total distributions	$(0.193)		$(0.388)		$(0.388)		$(0.388)		$(0.431)		$(0.560)

Net asset value — End of period	$9.390		$9.360		$9.410		$9.890		$9.950		$10.310

Total Return(2)	2.40	%(3)	3.68%		(0.98)%		3.37%		0.68%		5.24%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,280,564		$3,170,124		$4,493,643		$4,107,110		$3,658,008		$3,633,407
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.77	%(6)(7)	0.87	%(7)	1.02	%(7)	1.02	%(7)	0.85	%(7)	0.71%
Net investment income	4.49	%(6)	3.81%		3.04%		4.03%		3.13%		2.36%
Portfolio Turnover of the Portfolio	30	%(3)	66%		56%		39%		33%		19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.12%, 0.31%, 0.30% and 0.11% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,								Period Ended October 31, 2010(1)
			2014		2013		2012		2011
Net asset value — Beginning of period	$9.380		$9.430		$9.910		$9.970		$10.330		$10.380

Income (Loss) From Operations
Net investment income(2)	$0.186		$0.312		$0.248		$0.350		$0.269		$0.062
Net realized and unrealized gain (loss)	0.022		(0.024)		(0.390)		(0.072)		(0.249)		0.138

Total income (loss) from operations	$0.208		$0.288		$(0.142)		$0.278		$0.020		$0.200

Less Distributions
From net investment income	$(0.168)		$(0.304)		$(0.137)		$(0.293)		$(0.351)		$(0.031)
From net realized gain	—		—		—		(0.045)		—		—
Tax return of capital	—		(0.034)		(0.201)		—		(0.029)		(0.219)

Total distributions	$(0.168)		$(0.338)		$(0.338)		$(0.338)		$(0.380)		$(0.250)

Net asset value — End of period	$9.420		$9.380		$9.430		$9.910		$9.970		$10.330

Total Return(3)	2.23	%(4)	3.12%		(1.58)%		2.95%		0.18%		1.94	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$739		$825		$785		$760		$702		$1,091
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.27	%(7)(8)	1.36	%(8)	1.52	%(8)	1.52	%(8)	1.34	%(8)	1.18	%(7)
Net investment income	3.98	%(7)	3.33%		2.54%		3.53%		2.63%		1.06	%(7)
Portfolio Turnover of the Portfolio	30	%(4)	66%		56%		39%		33%		19	%(9)

(1)	For the period from commencement of operations on April 8, 2010 to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.12%, 0.31%, 0.30% and 0.10% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(9)	For the Portfolio’s year ended October 31, 2010.

12	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (89.8% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $225,664,503 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2014, $72,056,889 are short-term and $153,607,614 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2015, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $249,988 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,109 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $928,766 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $1,278,061 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $948 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $426,020 and $948 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based

14

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $400 and $10,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $109,428,780 and $196,166,793, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	9,060,262	22,684,513
Issued to shareholders electing to receive payments of distributions in Fund shares	1,182,812	3,224,709
Redemptions	(15,281,908)	(77,137,746)

Net decrease	(5,038,834)	(51,228,524)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	1,820,221	3,851,647
Issued to shareholders electing to receive payments of distributions in Fund shares	441,443	1,178,841
Redemptions	(6,891,566)	(29,454,517)

Net decrease	(4,629,902)	(24,424,029)

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	68,124,263	147,774,839
Issued to shareholders electing to receive payments of distributions in Fund shares	4,090,819	8,498,939
Redemptions	(61,583,859)	(294,958,585)

Net increase (decrease)	10,631,223	(138,684,807)

Class R	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	15,274	35,703
Issued to shareholders electing to receive payments of distributions in Fund shares	1,427	3,084
Redemptions	(26,089)	(34,135)

Net increase (decrease)	(9,388)	4,652

15

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 55.8%

Security	Principal Amount (000’s omitted)		Value

Albania — 0.7%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	26,074	$30,202,932
Republic of Albania, 8.93%, 4/23/25	ALL	483,300	3,881,610

Total Albania			$34,084,542

Angola — 0.4%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	15,739	$16,394,057

Total Angola			$16,394,057

Argentina — 1.0%
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	25,227	$23,118,441
Republic of Argentina, 8.75%, 5/7/24(3)	USD	23,301	23,149,380

Total Argentina			$46,267,821

Bangladesh — 1.2%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	234,600	$3,024,526
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	362,000	4,681,694
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	483,800	6,433,312
Bangladesh Treasury Bond, 10.70%, 11/6/15	BDT	450,000	5,868,605
Bangladesh Treasury Bond, 10.90%, 7/3/15	BDT	403,900	5,228,263
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	1,367,455
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	288,000	3,946,342
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	139,900	1,919,233
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	135,600	1,853,111
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	91,300	1,256,816
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	600,200	8,303,004
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	369,600	5,106,113
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	151,800	2,108,397
Bangladesh Treasury Bond, 11.75%, 7/10/18	BDT	108,400	1,498,295
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	291,700	4,040,900

Total Bangladesh			$56,636,066

Barbados — 0.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	24,772	$21,675,500
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	2,975	2,603,125

Total Barbados			$24,278,625

Belarus — 0.1%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	5,005	$4,639,635

Total Belarus			$4,639,635

Security	Principal Amount (000’s omitted)		Value

Colombia — 0.2%
Republic of Colombia, 4.375%, 7/12/21	USD	225	$239,288
Republic of Colombia, 5.00%, 6/15/45	USD	10,210	10,363,150

Total Colombia			$10,602,438

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	1,583,177	$2,643,845
Titulo Propiedad UD, 1.63%, 7/13/16(5)	CRC	176,494	327,301

Total Costa Rica			$2,971,146

Croatia — 1.7%
Croatia Government International Bond, 6.25%, 4/27/17(1)	USD	75,825	$80,573,162

Total Croatia			$80,573,162

Cyprus — 1.0%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	27,682	$31,113,813
Republic of Cyprus, 4.625%, 2/3/20(1)(4)	EUR	8,253	9,883,127
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	4,850	5,758,957

Total Cyprus			$46,755,897

Dominican Republic — 1.2%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	195,500	$4,618,608
Dominican Republic International Bond, 5.50%, 1/27/25(4)	USD	9,794	10,161,275
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	170,000	4,099,275
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	110,600	2,849,109
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	342,000	9,143,663
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	29,800	796,728
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	103,000	2,940,230
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	677,800	21,700,795
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	13,600	435,425

Total Dominican Republic			$56,745,108

Ecuador — 4.2%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	88,712	$86,937,760
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	36,244	35,519,120

16	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Ecuador (continued)
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	30,813	$31,506,292
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	37,350	40,569,570

Total Ecuador			$194,532,742

Fiji — 1.4%
Republic of Fiji, 9.00%, 3/15/16	USD	62,365	$64,138,972

Total Fiji			$64,138,972

Germany — 0.4%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000	$19,345,311

Total Germany			$19,345,311

Greece — 0.3%
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/23(1)(6)	EUR	1,227	$819,903
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/24(1)(6)	EUR	1,227	816,189
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/25(1)(6)	EUR	1,227	803,340
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/26(1)(6)	EUR	1,227	771,756
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/27(1)(6)	EUR	1,227	758,660
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/28(1)(6)	EUR	1,227	748,944
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/29(1)(6)	EUR	1,227	750,177
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/30(1)(6)	EUR	1,227	747,338
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/31(1)(6)	EUR	1,227	747,393
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/32(1)(6)	EUR	1,227	755,413
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/33(1)(6)	EUR	1,227	747,559
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/34(1)(6)	EUR	1,227	747,479
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/35(1)(6)	EUR	1,227	747,517
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/36(1)(6)	EUR	1,227	748,385
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/37(1)(6)	EUR	1,227	750,108
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/38(1)(6)	EUR	1,227	747,469

Security	Principal Amount (000’s omitted)		Value

Greece (continued)
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/39(1)(6)	EUR	1,227	$749,673
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/40(1)(6)	EUR	1,227	748,082
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/41(1)(6)	EUR	1,227	746,090
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/42(1)(6)	EUR	1,227	747,476

Total Greece			$15,198,951

Hungary — 1.1%
Hungary Government Bond, 3.50%, 6/24/20	HUF	13,088,510	$50,055,520

Total Hungary			$50,055,520

Iceland — 1.1%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,359,200	$7,460,295
Republic of Iceland, 6.50%, 1/24/31	ISK	374,275	1,964,800
Republic of Iceland, 7.25%, 10/26/22	ISK	2,374,866	13,523,671
Republic of Iceland, 8.00%, 6/12/25	ISK	1,456,831	8,676,690
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	22,111,558

Total Iceland			$53,737,014

India — 0.9%
India Government Bond, 7.16%, 5/20/23	INR	1,565,620	$23,717,732
India Government Bond, 8.12%, 12/10/20	INR	1,084,330	17,292,259

Total India			$41,009,991

Iraq — 1.0%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	52,415	$45,470,013

Total Iraq			$45,470,013

Ivory Coast — 0.5%
Ivory Coast, 6.375%, 3/3/28(3)(4)	USD	22,000	$22,165,000

Total Ivory Coast			$22,165,000

Kenya — 0.6%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$5,522,385
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	2,068,375
Republic of Kenya, 6.875%, 6/24/24(1)	USD	19,703	20,885,180

Total Kenya			$28,475,940

17	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Lebanon — 2.7%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	9,782	$9,758,513
Lebanese Republic, 8.50%, 8/6/15	USD	4,750	4,809,375
Lebanese Republic, 8.50%, 1/19/16(1)	USD	68,604	70,902,234
Lebanon Treasury Note, 6.50%, 5/14/15	LBP	36,231,100	24,057,066
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	5,760,930	3,827,299
Lebanon Treasury Note, 6.50%, 6/25/15	LBP	9,976,440	6,634,515
Lebanon Treasury Note, 6.50%, 12/10/15	LBP	7,526,060	5,046,182

Total Lebanon			$125,035,184

Macedonia — 1.5%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	6,944	$7,953,011
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	55,460	63,828,840

Total Macedonia			$71,781,851

Malaysia — 1.1%
Malaysia Government Bond, 3.492%, 3/31/20	MYR	17,820	$4,969,571
Malaysia Government Bond, 3.654%, 10/31/19	MYR	82,801	23,328,958
Malaysia Government Bond, 4.048%, 9/30/21	MYR	11,875	3,387,144
Malaysia Government Investment Issue, 3.716%, 3/23/21	MYR	64,133	17,728,007

Total Malaysia			$49,413,680

Mozambique — 0.3%
Republic of Mozambique, 6.305%, 9/11/20(1)	USD	15,046	$14,737,557

Total Mozambique			$14,737,557

New Zealand — 2.6%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	55,100	$41,624,354
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	45,721	39,437,185
New Zealand Government Bond, 5.00%, 3/15/19(1)	NZD	33,390	27,229,660
New Zealand Government Bond, 5.50%, 4/15/23(1)	NZD	16,093	14,160,666

Total New Zealand			$122,451,865

Nigeria — 0.4%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	16,901	$17,380,819

Total Nigeria			$17,380,819

Pakistan — 1.7%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,390	$6,725,475
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	5,164	5,331,830
Islamic Republic of Pakistan, 7.25%, 4/15/19(1)	USD	13,134	13,914,357
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	15,860	16,802,322
Islamic Republic of Pakistan, 8.25%, 4/15/24(1)	USD	20,857	22,838,415

Security	Principal Amount (000’s omitted)		Value

Pakistan (continued)
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	11,413	$12,497,235

Total Pakistan			$78,109,634

Paraguay — 0.6%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	335	$347,144
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	6,068	6,583,780
Republic of Paraguay, 6.10%, 8/11/44(4)	USD	21,065	23,013,512

Total Paraguay			$29,944,436

Philippines — 1.4%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$8,110,057
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	7,569,209
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	43,201,171
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	6,062,864

Total Philippines			$64,943,301

Romania — 1.7%
Romania Government Bond, 4.625%, 9/18/20(1)	EUR	10,091	$13,218,369
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	17,465	22,935,546
Romania Government Bond, 5.95%, 6/11/21	RON	141,330	42,284,156
Romania Government Bond, 6.125%, 1/22/44(1)	USD	500	626,650

Total Romania			$79,064,721

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)(3)	USD	24,638	$25,199,697

Total Rwanda			$25,199,697

Serbia — 4.9%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	10,122	$10,505,725
Serbia Treasury Bond, 4.00%, 11/8/16	EUR	6,114	6,954,591
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	9,964,390
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	13,316,814
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	1,692,700	16,027,372
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	2,869,600	27,274,565
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	371,048
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,101,885
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	495,400	4,756,859
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	16,989,964
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	24,272,454
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,529,574
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,521,789
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	20,345,327
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,771,020	53,690,942

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Serbia (continued)
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	1,376,300	$13,076,066

Total Serbia			$230,699,365

Slovenia — 2.7%
Republic of Slovenia, 4.125%, 2/18/19(1)	USD	9,953	$10,565,846
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	20,606	31,901,909
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	19,182,923
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	55,629	66,178,484

Total Slovenia			$127,829,162

Sri Lanka — 2.8%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	34,850	$35,790,950
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	14,760	15,424,200
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	13,109	13,698,905
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	1,000	1,040,000
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	133,690	1,003,091
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	358,310	2,773,670
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	772,930	6,305,430
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,063,660	8,929,845
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	2,320,940	19,910,444
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	3,158,560	27,167,514

Total Sri Lanka			$132,044,049

Tanzania — 1.1%
United Republic of Tanzania, 6.397%, 3/9/20(1)(7)	USD	49,465	$51,072,613

Total Tanzania			$51,072,613

Thailand — 1.1%
Kingdom of Thailand, 1.25%, 3/12/28(1)(5)	THB	1,762,035	$49,126,619

Total Thailand			$49,126,619

Turkey — 4.4%
Turkey Government Bond, 2.00%, 10/26/22(5)	TRY	16,697	$6,088,295
Turkey Government Bond, 3.00%, 1/6/21(5)	TRY	19,848	7,701,071
Turkey Government Bond, 3.00%, 7/21/21(5)	TRY	30,942	12,023,029
Turkey Government Bond, 4.00%, 4/1/20(5)	TRY	216,228	87,458,911
Turkey Government Bond, 6.75%, 4/3/18	USD	44,250	49,006,875
Turkey Government Bond, 7.50%, 7/14/17	USD	40,000	44,358,000

Total Turkey			$206,636,181

Uganda — 0.0%(8)
Uganda Government Bond, 13.25%, 11/5/15	UGX	2,486,000	$827,652

Total Uganda			$827,652

Security	Principal Amount (000’s omitted)		Value

Uruguay — 1.0%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	65,580	$2,392,518
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	120,430	4,317,181
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	114,867	4,045,544
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	9,000	311,419
Monetary Regulation Bill, 0.00%, 3/3/16(5)	UYU	314,775	11,554,318
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	126,523	4,228,488
Monetary Regulation Bill, 0.00%, 4/21/16(5)	UYU	397,170	14,499,526
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	40,135	1,299,185
Monetary Regulation Bill, 0.00%, 7/28/16(5)	UYU	24,518	885,381
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(5)	UYU	41,067	1,485,509
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(5)	UYU	5,400	196,451
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	34,315	1,294,063

Total Uruguay			$46,509,583

Venezuela — 2.8%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(3)	USD	96,726	$82,700,302
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(3)	USD	51,030	25,387,425
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	48,704	24,960,749

Total Venezuela			$133,048,476

Vietnam — 0.0%(8)
Vietnam Government Bond, 6.75%, 1/29/20(1)	USD	315	$358,706

Total Vietnam			$358,706

Zambia — 0.9%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	34,224	$37,132,869
Zambia Government Bond, 11.00%, 9/2/19	ZMW	44,500	4,340,664

Total Zambia			$41,473,533

Total Foreign Government Bonds (identified cost $2,695,804,390)			$2,611,766,635

Foreign Corporate Bonds — 2.6%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(7)	USD	9,300	$8,974,500

Total Azerbaijan			$8,974,500

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.5%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	22,216	$23,393,448

Total Georgia			$23,393,448

India — 1.7%
Export-Import Bank of India, 8.15%, 3/5/25	INR	135,000	$2,127,293
Export-Import Bank of India, 8.87%, 10/30/29	INR	545,000	9,107,000
Food Corp. of India, 9.95%, 3/7/22	INR	650,000	11,214,386
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	137,000	2,197,953
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	555,000	8,957,419
National Hydroelectric PC, Ltd., 8.78%, 2/11/28	INR	50,000	829,908
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	35,000	572,668
National Hydroelectric PC, Ltd., 8.85%, 2/11/27	INR	50,000	816,989
NTPC, Ltd., 9.17%, 9/22/24	INR	675,000	11,280,577
Power Finance Corp., Ltd, 8.39%, 4/19/25	INR	150,000	2,374,305
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	550,000	8,933,523
Power Grid Corp. of India, Ltd., 8.20%, 1/23/25	INR	250,000	3,908,293
Power Grid Corp. of India, Ltd., 8.93%, 10/20/21	INR	100,000	1,617,976
Power Grid Corp. of India, Ltd., 8.93%, 10/20/22	INR	100,000	1,633,710
Power Grid Corp. of India, Ltd., 8.93%, 10/20/23	INR	100,000	1,634,637
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	85,000	1,392,898
Rural Electrification Corp., Ltd., 8.27%, 2/6/25	INR	150,000	2,350,818
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	550,000	8,860,776

Total India			$79,811,129

Russia — 0.2%
Gazprom OAO Via Gaz Capital SA, 4.30%, 11/12/15(4)	USD	11,535	$11,563,261

Total Russia			$11,563,261

Total Foreign Corporate Bonds (identified cost $124,261,014)			$123,742,338

Senior Floating-Rate Interests — 0.4%(9)

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Banks and Thrifts — 0.4%
Akbank T.A.S., Term Loan, 0.629%, 9/15/15	EUR	6,000	$6,718,350
Turkiye Is Bankasi A.S., Term Loan, 0.732%, 5/15/15	USD	7,000	6,985,125

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Banks and Thrifts (continued)
Turkiye Vakiflar Bankasi, Term Loan, 0.521%, 9/22/15	EUR	5,000	$5,594,543

Total Banks and Thrifts			$19,298,018

Total Senior Floating-Rate Interests (identified cost $20,723,705)			$19,298,018

Sovereign Loans — 0.3%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed) Term Loan, 3.45%, Maturing August 1, 2021(10)(11)(12)(13)		$15,600	$15,246,845

Total Ethiopia			$15,246,845

Total Sovereign Loans (identified cost $14,157,392)			$15,246,845

Debt Obligations — United States — 14.6%

Corporate Bonds & Notes — 0.0%(8)

Security		Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$615,384

Total Corporate Bonds & Notes (identified cost $516,754)			$615,384

Collateralized Mortgage Obligations — 1.2%
Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$149,322	$171,598
Series 1548, Class Z, 7.00%, 7/15/23		149,094	169,249
Series 1650, Class K, 6.50%, 1/15/24		890,894	1,006,481
Series 1817, Class Z, 6.50%, 2/15/26		126,698	144,849
Series 1927, Class ZA, 6.50%, 1/15/27		472,456	540,460
Series 2127, Class PG, 6.25%, 2/15/29		673,668	744,271
Series 2344, Class ZD, 6.50%, 8/15/31		902,247	1,057,288
Series 2458, Class ZB, 7.00%, 6/15/32		1,625,635	1,911,348

			$5,745,544

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association:
Series 1992-180, Class F, 1.331%, 10/25/22(7)	$559,432	$569,214
Series 1993-16, Class Z, 7.50%, 2/25/23	538,956	609,313
Series 1993-79, Class PL, 7.00%, 6/25/23	342,872	388,899
Series 1993-104, Class ZB, 6.50%, 7/25/23	122,609	135,376
Series 1993-121, Class Z, 7.00%, 7/25/23	2,030,690	2,282,875
Series 1993-141, Class Z, 7.00%, 8/25/23	416,957	474,085
Series 1994-42, Class ZQ, 7.00%, 4/25/24	2,545,108	2,855,163
Series 1994-79, Class Z, 7.00%, 4/25/24	521,317	585,812
Series 1994-89, Class ZQ, 8.00%, 7/25/24	383,217	442,546
Series 1996-35, Class Z, 7.00%, 7/25/26	127,897	148,322
Series 1998-16, Class H, 7.00%, 4/18/28	421,088	480,376
Series 1998-44, Class ZA, 6.50%, 7/20/28	692,694	800,771
Series 1999-25, Class Z, 6.00%, 6/25/29	796,679	908,702
Series 2000-2, Class ZE, 7.50%, 2/25/30	170,052	201,492
Series 2000-49, Class A, 8.00%, 3/18/27	520,882	608,477
Series 2001-31, Class ZA, 6.00%, 7/25/31	5,564,811	6,362,010
Series 2001-37, Class GA, 8.00%, 7/25/16	9,251	9,460
Series 2001-74, Class QE, 6.00%, 12/25/31	1,625,434	1,830,325
Series 2009-48, Class WA, 5.836%, 7/25/39(14)	6,589,254	7,478,515
Series 2011-38, Class SA, 12.956%, 5/25/41(15)	8,037,177	9,478,769
Series G48, Class Z, 7.10%, 12/25/21	459,151	509,421
Series G92-60, Class Z, 7.00%, 10/25/22	921,845	1,010,356
Series G93-1, Class K, 6.675%, 1/25/23	726,854	806,141
Series G93-31, Class PN, 7.00%, 9/25/23	2,189,150	2,486,753
Series G93-41, Class ZQ, 7.00%, 12/25/23	4,370,515	4,967,472
Series G94-7, Class PJ, 7.50%, 5/17/24	720,606	834,642

		$47,265,287

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$167,064	$184,213

		$184,213

Total Collateralized Mortgage Obligations (identified cost $48,790,256)		$53,195,044

Mortgage Pass-Throughs — 12.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.473%, with maturity at 2036(16)	$4,705,469	$5,047,349
2.881%, with maturity at 2035(16)	3,690,250	3,930,903
3.016%, with maturity at 2023(16)	139,914	146,259
3.141%, with maturity at 2029(16)	562,107	570,696
4.387%, with maturity at 2030(16)	825,909	898,403
4.50%, with maturity at 2035	677,968	727,168
6.00%, with various maturities to 2035	26,560,522	30,467,307

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
6.50%, with various maturities to 2036	$28,441,013	$33,063,299
6.60%, with maturity at 2030	1,659,079	1,955,972
7.00%, with various maturities to 2036	28,581,808	33,374,105
7.31%, with maturity at 2026	84,418	98,482
7.50%, with various maturities to 2035	16,915,104	19,829,248
7.95%, with maturity at 2022	233,343	264,218
8.00%, with various maturities to 2034	6,695,845	7,973,829
8.15%, with maturity at 2021	85,538	95,059
8.30%, with maturity at 2021	15,643	17,343
8.47%, with maturity at 2018	42,193	45,250
8.50%, with various maturities to 2028	539,941	634,211
9.00%, with various maturities to 2027	906,299	1,031,726
9.50%, with maturity at 2027	124,164	142,906
9.75%, with maturity at 2016	181	188
10.00%, with various maturities to 2020	264,853	291,934
10.50%, with maturity at 2021	145,353	158,811
11.00%, with maturity at 2016	32,811	33,767

		$140,798,433

Federal National Mortgage Association:
1.936%, with various maturities to 2033(16)	$13,631,098	$14,111,006
1.942%, with various maturities to 2038(16)	18,573,195	19,353,520
1.946%, with maturity at 2027(16)	267,398	275,403
1.948%, with maturity at 2022(16)	1,249,114	1,277,986
2.022%, with maturity at 2035(16)	3,640,986	3,766,920
2.092%, with maturity at 2025(16)	908,894	940,767
2.292%, with various maturities to 2028(16)	714,767	746,265
2.786%, with maturity at 2023(16)	83,468	85,938
3.647%, with maturity at 2034(16)	2,302,123	2,504,192
3.715%, with maturity at 2035(16)	7,303,213	7,944,253
3.879%, with maturity at 2035(16)	6,045,605	6,576,258
5.50%, with maturity at 2020	519,410	549,309
6.00%, with various maturities to 2038	114,789,601	132,062,869
6.321%, with maturity at 2032(16)	2,300,395	2,561,378
6.50%, with various maturities to 2038	32,194,114	37,253,663
7.00%, with various maturities to 2037	70,384,866	82,603,212
7.239%, with maturity at 2025(16)	61,747	66,233
7.50%, with various maturities to 2037	50,366,499	60,013,864
8.00%, with various maturities to 2034	3,975,541	4,674,731
8.50%, with various maturities to 2037	6,707,764	8,307,305
9.00%, with various maturities to 2032	1,680,814	1,949,439
9.065%, with maturity at 2028	130,246	140,020
9.50%, with various maturities to 2031	1,462,845	1,717,904
9.926%, with maturity at 2027	150,740	168,511
10.50%, with maturity at 2029	170,774	201,014
11.50%, with maturity at 2031	203,589	254,041

		$390,106,001

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Government National Mortgage Association:
2.00%, with maturity at 2024(16)	$395,508	$408,717
6.00%, with maturity at 2032	9,947,165	11,516,752
6.50%, with various maturities to 2032	13,503,737	15,808,082
7.00%, with various maturities to 2034	16,234,253	18,981,581
7.50%, with various maturities to 2031	4,285,910	4,968,762
7.75%, with maturity at 2019	21,943	24,412
8.00%, with various maturities to 2034	9,414,844	11,076,526
8.30%, with various maturities to 2020	18,123	19,628
8.50%, with various maturities to 2021	299,915	318,617
9.00%, with various maturities to 2025	196,387	225,980
9.50%, with various maturities to 2026	809,627	967,930

		$64,316,987

Total Mortgage Pass-Throughs (identified cost $570,688,576)		$595,221,421

U.S. Treasury Obligations — 0.7%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(17)	$1,500,000	$2,024,649
U.S. Treasury Bond, 9.875%, 11/15/15(17)	28,900,000	30,421,758

Total U.S. Treasury Obligations (identified cost $32,074,473)		$32,446,407

Total Debt Obligations — United States (identified cost $652,070,059)		$681,478,256

Common Stocks — 1.2%

Security	Shares	Value

Germany — 0.3%
Deutsche Annington Immobilien SE	200,086	$6,715,909
Deutsche Wohnen AG	267,138	7,006,941

Total Germany		$13,722,850

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.(18)	36,888,000	$14,172,748

Total Singapore		$14,172,748

Sri Lanka — 0.3%
Commercial Bank of Ceylon PLC	1,348,037	$1,738,145
Dialog Axiata PLC	18,689,800	1,611,698
Hatton National Bank PLC (Non-Voting)	723,741	1,252,004

Security	Shares	Value

Sri Lanka (continued)
John Keells Holdings PLC	4,430,642	$6,839,828

Total Sri Lanka		$11,441,675

United Kingdom — 0.1%
Genel Energy PLC(18)	356,000	$3,423,174

Total United Kingdom		$3,423,174

Vietnam — 0.2%
Bank for Foreign Trade of Vietnam JSC	485,500	$813,977
Bank for Investment & Development of Vietnam	252,700	219,847
Bao Viet Holdings	122,300	199,833
Danang Rubber JSC	48,000	134,646
HAGL JSC(18)	770,400	716,731
Hoa Phat Group JSC	118,400	241,333
Hoa Sen Group	41,400	72,565
Kinh Bac City Development Share Holding Corp.(18)	311,200	226,388
Kinh Do Corp.	280,600	570,823
Masan Group Corp.(18)	593,000	2,233,991
Ocean Group JSC(18)	172,900	31,850
PetroVietnam Drilling and Well Services JSC	150,100	376,986
PetroVietnam Fertilizer & Chemical JSC	256,200	358,121
PetroVietnam Gas JSC	126,800	384,664
PetroVietnam Technical Services JSC	446,600	536,487
Pha Lai Thermal Power JSC	219,100	242,662
Saigon - Hanoi Commercial Joint Stock Bank	597,700	231,581
Saigon Securities, Inc.	457,800	435,470
Saigon Thuong Tin Commercial JSB(18)	859,100	712,073
Tan Tao Investment & Industry Corp.(18)	801,800	252,295
Vietnam Construction and Import-Export JSC	248,100	144,838
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	123,764
Vingroup JSC	918,400	2,054,670

Total Vietnam		$11,315,595

Total Common Stocks (identified cost $56,366,867)		$54,076,042

Investment Funds — 0.3%

Security	Shares	Value
Fondul Proprietatea SA(18)	58,345,647	$13,337,418

Total Investment Funds (identified cost $14,525,368)		$13,337,418

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Precious Metals — 0.6%

Description	Troy Ounces	Value

Platinum(18)	24,986	$28,541,051

Total Precious Metals (identified cost $43,799,986)		$28,541,051

Currency Put Options Purchased — 1.8%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

British Pound Sterling	BNP Paribas	GBP	12,040	USD	1.52	11/10/15	$431,684
British Pound Sterling	Goldman Sachs International	GBP	49,297	USD	1.52	11/10/15	1,767,496
Euro	Citibank, N.A.	EUR	78,757	USD	1.15	7/30/15	3,066,157
Euro	Citibank, N.A.	EUR	76,033	USD	1.21	7/30/15	6,674,876
Euro	Citibank, N.A.	EUR	50,736	USD	1.30	7/30/15	8,794,888
Euro	Citibank, N.A.	EUR	48,853	USD	1.35	7/30/15	10,904,739
Euro	Deutsche Bank AG	EUR	63,991	USD	1.10	11/1/16	2,563,252
Euro	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	4,535,787
Euro	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	7,987,661
Euro	Goldman Sachs International	EUR	59,151	USD	1.19	10/29/19	5,133,472
Euro	Goldman Sachs International	EUR	50,851	USD	1.38	10/29/19	9,811,873
Japanese Yen	Citibank, N.A.	JPY	3,596,880	JPY	105.00	6/22/15	4,114,146
Japanese Yen	Deutsche Bank AG	JPY	7,193,550	JPY	105.00	6/22/15	8,228,051
Japanese Yen	Goldman Sachs International	JPY	3,530,625	JPY	105.00	6/22/15	4,038,362
Japanese Yen	Goldman Sachs International	JPY	5,151,960	JPY	110.00	6/22/15	3,668,664
Japanese Yen	Goldman Sachs International	JPY	3,887,520	JPY	120.00	11/11/15	717,798
Japanese Yen	JPMorgan Chase Bank, N.A.	JPY	4,496,880	JPY	120.00	11/11/15	830,312
Yuan Renminbi Offshore	Bank of America, N.A.	CNH	329,351	CNH	6.30	5/14/15	22,375
Yuan Renminbi Offshore	Goldman Sachs International	CNH	300,649	CNH	6.30	5/14/15	20,425

Total Currency Put Options Purchased (identified cost $37,911,741)							$83,312,018

Call Options Purchased — 0.2%

Description	Counte- rparty	Number of Contracts	Strike Price		Expiration Date	Value

Nikkei 225 Index	Goldman Sachs International	326	JPY	16,000.00	5/13/16	$10,263,305
SGX CNX Nifty Index	Citibank, N.A.	910	INR	9,000.00	9/24/15	186,914

Total Call Options Purchased (identified cost $3,479,340)						$10,450,219

Short-Term Investments — 22.2%

Foreign Government Securities — 6.2%

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 7/15/15	ISK	274,060	$1,510,318
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	236,000	1,285,473

Total Iceland			$2,795,791

Lebanon — 2.2%
Lebanon Treasury Bill, 0.00%, 5/7/15	LBP	1,770,900	$1,175,154
Lebanon Treasury Bill, 0.00%, 5/21/15	LBP	9,996,200	6,620,782
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	6,086,700	4,019,889
Lebanon Treasury Bill, 0.00%, 6/18/15	LBP	25,948,400	17,120,088
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	12,624,700	8,312,692
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	12,844,300	8,450,040
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	6,441,500	4,237,750
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	5,026,200	3,299,976
Lebanon Treasury Bill, 0.00%, 8/6/15	LBP	4,723,090	3,095,011
Lebanon Treasury Bill, 0.00%, 10/15/15	LBP	13,566,400	8,816,134
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	48,796,800	31,289,551
Lebanon Treasury Bill, 0.00%, 1/28/16	LBP	12,741,920	8,152,207

Total Lebanon			$104,589,274

Philippines — 1.3%
Philippine Treasury Bill, 0.00%, 6/3/15	PHP	867,780	$19,461,735
Philippine Treasury Bill, 0.00%, 7/8/15	PHP	1,806,030	40,412,791

Total Philippines			$59,874,526

Serbia — 0.6%
Serbia Treasury Bill, 0.00%, 5/6/15	EUR	2,805	$3,149,566
Serbia Treasury Bill, 0.00%, 11/26/15	EUR	23,881	26,566,889

Total Serbia			$29,716,455

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka — 1.6%
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	176,180	$1,310,630
Sri Lanka Treasury Bill, 0.00%, 11/27/15	LKR	36,300	262,966
Sri Lanka Treasury Bill, 0.00%, 12/11/15	LKR	619,690	4,477,869
Sri Lanka Treasury Bill, 0.00%, 12/18/15	LKR	251,740	1,816,879
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	703,950	5,074,495
Sri Lanka Treasury Bill, 0.00%, 1/1/16	LKR	581,250	4,184,961
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	427,870	3,076,888
Sri Lanka Treasury Bill, 0.00%, 1/29/16	LKR	402,990	2,887,322
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	1,641,890	11,720,801
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	1,362,870	9,717,157
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	3,647,330	25,973,542
Sri Lanka Treasury Bill, 0.00%, 3/11/16	LKR	381,390	2,712,721

Total Sri Lanka			$73,216,231

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 5/14/15	UGX	7,387,700	$2,459,551
Uganda Treasury Bill, 0.00%, 5/28/15	UGX	3,775,500	1,250,671
Uganda Treasury Bill, 0.00%, 6/11/15	UGX	6,392,200	2,106,842
Uganda Treasury Bill, 0.00%, 6/24/15	UGX	3,835,700	1,258,309
Uganda Treasury Bill, 0.00%, 9/3/15	UGX	1,945,000	620,460
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,803,300	571,784

Total Uganda			$8,267,617

Uruguay — 0.0%(8)
Monetary Regulation Bill, 0.00%, 6/22/15	UYU	19,280	$718,139
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	23,773	867,929

Total Uruguay			$1,586,068

Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	8,590	$1,134,363
Zambia Treasury Bill, 0.00%, 8/10/15	ZMW	74,100	9,509,791

Total Zambia			$10,644,154

Total Foreign Government Securities (identified cost $296,560,974)			$290,690,116

U.S. Treasury Obligations — 0.6%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 6/18/15(17)		$26,000	$26,000,598

Total U.S. Treasury Obligations (identified cost $26,000,000)			$26,000,598

Repurchase Agreements — 0.4%

Description		Principal Amount (000’s omitted)	Value

Bank of America, N.A.:
Dated 4/20/15 with a maturity date of 5/6/15, an interest rate of 0.25% payable by the Portfolio and repurchase proceeds of EUR 18,788,736, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $20,336,499.	EUR	18,791	$21,098,982

Total Repurchase Agreements (identified cost $20,175,425)			$21,098,982

Other — 15.0%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(19)		$702,428	$702,428,326

Total Other (identified cost $702,428,326)			$702,428,326

Total Short-Term Investments (identified cost $1,045,164,725)			$1,040,218,022

Total Investments — 100.0% (identified cost $4,708,264,587)			$4,681,466,862

Less Unfunded Loan Commitments — (0.1)%			$(2,849,958)

Net Investments — 99.9% (identified cost $4,705,414,629)			$4,678,616,904

Currency Put Options Written — (1.6)%

Description	Counte- rparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

British Pound Sterling	BNP Paribas	GBP	12,040	USD	1.52	11/10/15	$(431,684)
British Pound Sterling	Goldman Sachs International	GBP	49,297	USD	1.52	11/10/15	(1,767,496)
Euro	Citibank, N.A.	EUR	78,757	USD	1.15	7/30/15	(3,066,157)
Euro	Citibank, N.A.	EUR	76,033	USD	1.21	7/30/15	(6,674,876)
Euro	Citibank, N.A.	EUR	50,736	USD	1.30	7/30/15	(8,794,888)

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Counte- rparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Euro	Citibank, N.A.	EUR	48,853	USD	1.35	7/30/15	$(10,904,739)
Euro	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	(4,535,787)
Euro	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	(7,987,661)
Euro	Goldman Sachs International	EUR	50,851	USD	1.38	10/29/19	(9,811,873)
Japanese Yen	Deutsche Bank AG	JPY	7,193,550	JPY	105.00	6/22/15	(8,228,051)
Japanese Yen	Goldman Sachs International	JPY	5,151,960	JPY	110.00	6/22/15	(3,668,664)
Japanese Yen	Goldman Sachs International	JPY	7,127,505	JPY	105.00	6/22/15	(8,152,508)
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	630,000	CNH	6.30	5/14/15	(42,800)

Total Currency Put Options Written (premiums received $46,502,651)							$(74,067,184)

Call Options Written — (0.2)%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International		326	JPY	16,000.00	5/13/16	$(10,263,305)

Total Call Options Written (premiums received $6,376,150)							$(10,263,305)

Other Assets, Less Liabilities — 1.9%							$87,504,763

Net Assets — 100.0%							$4,681,791,178

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ALL	–	Albanian Lek
BDT	–	Bangladesh Taka
CNH	–	Yuan Renminbi Offshore
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
HUF	–	Hungarian Forint
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
THB	–	Thai Baht
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZMW	–	Zambian Kwacha

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $1,156,987,589 or 24.7% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)

Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $412,469,833 or 8.8% of the Portfolio’s net assets.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2015.

(7)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(8)	Amount is less than 0.05%.

(9)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at April 30, 2015.

(11)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(13)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(14)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2015.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2015.

(16)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2015.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(18)	Non-income producing.

(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security	Principal Amount (000’s omitted)		Value

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,752,771)

Total Spain			$(19,752,771)

Total Foreign Government Bonds (proceeds $20,187,003)			$(19,752,771)

Total Securities Sold Short (proceeds $20,187,003)			$(19,752,771)

EUR	–	Euro

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investments —
Securities of unaffiliated issuers, at value (identified cost, $3,959,186,317)	$3,947,647,527
Affiliated investment, at value (identified cost, $702,428,326)	702,428,326
Precious metals, at value (identified cost, $43,799,986)	28,541,051
Total Investments, at value (identified cost, $4,705,414,629)	$4,678,616,904
Cash	$18,785,487
Restricted cash*	90,244,840
Foreign currency, at value (identified cost, $11,057,811)	11,039,091
Interest receivable	59,245,969
Interest receivable from affiliated investment	76,211
Receivable for investments sold	23,015,196
Receivable for premiums on written options	2,056,657
Receivable for variation margin on open futures contracts	1,821,575
Receivable for open forward foreign currency exchange contracts	37,062,811
Receivable for open swap contracts	111,670,177
Receivable for closed swap contracts	72,562
Premium paid on open non-centrally cleared swap contracts	53,042,345
Receivable for open non-deliverable bond forward contracts	1,857,912
Tax reclaims receivable	86,958
Total assets	$5,088,694,695

Liabilities
Cash collateral due to brokers	$79,115,298
Payable for reverse repurchase agreements	64,430,711
Written options outstanding, at value (premiums received, $52,878,801)	84,330,489
Payable for investments purchased	15,611,371
Payable for securities sold short, at value (proceeds, $20,187,003)	19,752,771
Payable for variation margin on open centrally cleared swap contracts	100,986
Payable for open forward foreign currency exchange contracts	76,009,426
Payable for open swap contracts	53,243,549
Premium received on open non-centrally cleared swap contracts	10,534,006
Payable to affiliates:
Investment adviser fee	2,068,709
Trustees’ fees	5,780
Interest payable on securities sold short	626,899
Accrued foreign capital gains taxes	561,309
Accrued expenses and other liabilities	512,213
Total liabilities	$406,903,517
Net Assets applicable to investors’ interest in Portfolio	$4,681,791,178

Sources of Net Assets
Investors’ capital	$4,730,682,434
Net unrealized depreciation	(48,891,256)
Total	$4,681,791,178

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest (net of foreign taxes, $2,042,736)	$120,224,854
Dividends (net of foreign taxes, $7,816)	142,612
Interest allocated from affiliated investment	250,222
Expenses allocated from affiliated investment	(24,151)
Total investment income	$120,593,537

Expenses
Investment adviser fee	$12,330,815
Trustees’ fees and expenses	34,000
Custodian fee	2,118,345
Legal and accounting services	228,511
Interest expense and fees	79,901
Interest expense on securities sold short	406,540
Miscellaneous	222,849
Total expenses	$15,420,961
Deduct —
Reduction of custodian fee	$1,582
Total expense reductions	$1,582

Net expenses	$15,419,379

Net investment income	$105,174,158

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,371,042)	$(57,422,135)
Investment transactions allocated from affiliated investment	163
Written options	24,584,589
Futures contracts	(36,011,852)
Swap contracts	(10,785,722)
Foreign currency and forward foreign currency exchange contract transactions	224,484,836
Non-deliverable bond forward contracts	993,173
Net realized gain	$145,843,052
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $450,813 and including net decrease of $2,344,898 from precious metals)	$(34,204,868)
Written options	(27,235,723)
Securities sold short	2,164,463
Futures contracts	(6,769,875)
Swap contracts	19,251,895
Foreign currency and forward foreign currency exchange contracts	(94,006,813)
Non-deliverable bond forward contracts	1,857,912
Net change in unrealized appreciation (depreciation)	$(138,943,009)

Net realized and unrealized gain	$6,900,043

Net increase in net assets from operations	$112,074,201

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$105,174,158	$200,434,129
Net realized gain (loss) from investment transactions, written options, securities sold short, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	145,843,052	(158,945,828)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(138,943,009)	138,626,619
Net increase in net assets from operations	$112,074,201	$180,114,920
Capital transactions —
Contributions	$175,446,242	$281,699,484
Withdrawals	(206,834,760)	(2,551,695,705)
Net decrease in net assets from capital transactions	$(31,388,518)	$(2,269,996,221)

Net increase (decrease) in net assets	$80,685,683	$(2,089,881,301)

Net Assets
At beginning of period	$4,601,105,495	$6,690,986,796
At end of period	$4,681,791,178	$4,601,105,495

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Consolidated Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014		2013		2012		2011		2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.67	%(2)(3)	0.75	%(3)	0.92	%(3)	0.93	%(3)	0.75	%(3)	0.57%
Net investment income	4.58	%(2)	3.92%		3.15%		4.10%		3.22%		2.67%
Portfolio Turnover	30	%(4)	66%		56%		39%		33%		19%
Total Return	2.44	%(4)	3.78%		(0.89)%		3.46%		0.79%		5.31%
Net assets, end of period (000’s omitted)	$4,681,791		$4,601,105		$6,690,987		$7,220,340		$8,038,178		$9,007,025

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.11%, 0.31%, 0.30% and 0.11% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(4)	Not annualized.

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 89.8%, 8.7% and 1.3%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2015 were $46,187,488 or 1.0% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward

31

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

32

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

33

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

M  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

N  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates,

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Notes to Consolidated Financial Statements (Unaudited) — continued

possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $12,330,815 or 0.54% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,018,824,348	$642,596,401
U.S. Government and Agency Securities	71,114,088	464,587,981

	$1,089,938,436	$1,107,184,382

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,802,652,266

Gross unrealized appreciation	$161,113,647
Gross unrealized depreciation	(273,502,710)

Net unrealized depreciation	$(112,389,063)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2015 is included in the Consolidated Portfolio of investments.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/4/15	Euro 14,110,091	Hungarian Forint 4,264,775,000	BNP Paribas	$—	$(81,871)	$(81,871)
5/4/15	Euro 45,574,695	Polish Zloty 182,991,515	Bank of America, N.A.	—	(340,446)	(340,446)
5/4/15	Euro 16,717,442	Polish Zloty 66,880,000	Credit Suisse International	—	(192,626)	(192,626)
5/4/15	Euro 29,736,584	Polish Zloty 119,914,857	Standard Chartered Bank	—	(78,650)	(78,650)
5/4/15	Euro 6,863,194	Swedish Krona 63,582,000	Deutsche Bank AG	—	(76,512)	(76,512)
5/4/15	Euro 11,418,897	Swedish Krona 107,409,000	Morgan Stanley & Co. International PLC	67,347	—	67,347
5/4/15	Euro 9,948,714	Swedish Krona 93,501,000	Standard Chartered Bank	49,185	—	49,185

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/4/15	Hungarian Forint 4,264,775,000	Euro 14,188,174	Deutsche Bank AG	$169,547	$—	$169,547
5/4/15	New Taiwan Dollar 373,071,000	United States Dollar 11,859,713	Citibank, N.A.	—	(321,799)	(321,799)
5/4/15	New Taiwan Dollar 370,067,000	United States Dollar 11,766,088	Goldman Sachs International	—	(317,338)	(317,338)
5/4/15	New Zealand Dollar 23,007,500	United States Dollar 16,580,010	JPMorgan Chase Bank, N.A.	—	(980,461)	(980,461)
5/4/15	New Zealand Dollar 62,195,500	United States Dollar 44,842,956	Nomura International PLC	—	(2,627,749)	(2,627,749)
5/4/15	New Zealand Dollar 11,300,915	United States Dollar 8,706,428	Standard Chartered Bank	81,007	—	81,007
5/4/15	Philippine Peso 668,184,000	United States Dollar 15,020,096	Australia and New Zealand Banking Group Limited	14,841	—	14,841
5/4/15	Philippine Peso 582,060,000	United States Dollar 13,084,116	Deutsche Bank AG	12,928	—	12,928
5/4/15	Polish Zloty 176,569,372	Euro 43,977,428	Bank of America, N.A.	330,958	—	330,958
5/4/15	Polish Zloty 56,700,000	Euro 14,136,126	BNP Paribas	122,091	—	122,091
5/4/15	Polish Zloty 136,517,000	Euro 34,018,689	Standard Chartered Bank	274,912	—	274,912
5/4/15	Swedish Krona 264,492,000	Euro 27,710,499	BNP Paribas	—	(624,246)	(624,246)
5/4/15	United States Dollar 12,233,440	New Taiwan Dollar 373,071,000	Citibank, N.A.	—	(51,928)	(51,928)
5/4/15	United States Dollar 12,134,936	New Taiwan Dollar 370,067,000	Goldman Sachs International	—	(51,510)	(51,510)
5/4/15	United States Dollar 24,242,980	New Zealand Dollar 31,837,915	Deutsche Bank AG	57,303	—	57,303
5/4/15	United States Dollar 49,210,826	New Zealand Dollar 64,666,000	Nomura International PLC	145,487	—	145,487
5/4/15	United States Dollar 15,141,951	Philippine Peso 668,184,000	Australia and New Zealand Banking Group Limited	—	(136,696)	(136,696)
5/4/15	United States Dollar 13,166,097	Philippine Peso 582,060,000	Deutsche Bank AG	—	(94,909)	(94,909)
5/6/15	Australian Dollar 65,871,000	United States Dollar 51,129,070	Australia and New Zealand Banking Group Limited	—	(992,125)	(992,125)
5/6/15	Australian Dollar 28,085,000	United States Dollar 21,785,535	Morgan Stanley & Co. International PLC	—	(437,048)	(437,048)
5/6/15	Euro 55,229,000	United States Dollar 64,096,568	JPMorgan Chase Bank, N.A.	2,081,903	—	2,081,903
5/6/15	United States Dollar 62,539,939	Euro 55,229,000	JPMorgan Chase Bank, N.A.	—	(525,274)	(525,274)
5/8/15	Euro 5,000,000	United States Dollar 6,246,260	Goldman Sachs International	631,796	—	631,796
5/12/15	Australian Dollar 39,592,000	United States Dollar 31,619,874	Standard Chartered Bank	302,727	—	302,727

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/12/15	Mexican Peso 1,457,345,000	United States Dollar 92,899,078	BNP Paribas	$—	$(2,043,201)	$(2,043,201)
5/12/15	Mexican Peso 113,450,000	United States Dollar 7,268,941	Standard Chartered Bank	—	(122,035)	(122,035)
5/12/15	New Taiwan Dollar 489,980,000	United States Dollar 15,560,354	Bank of America, N.A.	—	(438,588)	(438,588)
5/12/15	New Taiwan Dollar 408,788,000	United States Dollar 12,981,930	Deutsche Bank AG	—	(365,912)	(365,912)
5/12/15	New Taiwan Dollar 469,860,000	United States Dollar 14,921,401	JPMorgan Chase Bank, N.A.	—	(420,578)	(420,578)
5/12/15	New Taiwan Dollar 749,372,000	United States Dollar 23,750,004	JPMorgan Chase Bank, N.A.	—	(718,667)	(718,667)
5/12/15	United States Dollar 14,713,712	Mexican Peso 219,867,000	Bank of America, N.A.	—	(389,942)	(389,942)
5/12/15	United States Dollar 83,425,172	Mexican Peso 1,287,534,053	Citibank, N.A.	454,361	—	454,361
5/12/15	United States Dollar 26,844,256	Mexican Peso 401,429,000	HSBC Bank USA, N.A.	—	(692,189)	(692,189)
5/13/15	Euro 28,592,540	United States Dollar 32,225,794	Australia and New Zealand Banking Group Limited	117,388	—	117,388
5/13/15	United States Dollar 1,831,306	Indonesian Rupiah 23,715,416,000	BNP Paribas	—	(5,854)	(5,854)
5/13/15	United States Dollar 1,609,541	Indonesian Rupiah 20,859,650,000	Goldman Sachs International	—	(3,907)	(3,907)
5/13/15	United States Dollar 13,238,174	Indonesian Rupiah 172,096,263,000	Standard Chartered Bank	8,628	—	8,628
5/18/15	British Pound Sterling 2,895,112	United States Dollar 4,451,379	BNP Paribas	7,825	—	7,825
5/18/15	Euro 21,177,802	Swedish Krona 203,522,000	BNP Paribas	645,123	—	645,123
5/18/15	Japanese Yen 2,875,431,782	United States Dollar 24,183,818	Goldman Sachs International	99,511	—	99,511
5/18/15	Swedish Krona 139,940,000	Euro 14,967,629	BNP Paribas	12,319	—	12,319
5/18/15	Swedish Krona 63,582,000	Euro 6,863,809	Deutsche Bank AG	76,617	—	76,617
5/19/15	Australian Dollar 35,055,000	United States Dollar 28,014,659	JPMorgan Chase Bank, N.A.	296,907	—	296,907
5/19/15	New Zealand Dollar 77,234,410	United States Dollar 59,570,978	JPMorgan Chase Bank, N.A.	708,401	—	708,401
5/19/15	New Zealand Dollar 77,277,000	United States Dollar 59,601,432	Morgan Stanley & Co. International PLC	706,396	—	706,396
5/19/15	United States Dollar 26,192,244	Chilean Peso 16,391,106,000	BNP Paribas	569,183	—	569,183
5/19/15	United States Dollar 33,640,872	Mexican Peso 502,577,811	JPMorgan Chase Bank, N.A.	—	(915,357)	(915,357)
5/19/15	United States Dollar 33,011,455	Mexican Peso 493,356,189	Morgan Stanley & Co. International PLC	—	(886,408)	(886,408)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/20/15	Euro 54,553,229	United States Dollar 61,828,175	Goldman Sachs International	$561,269	$—	$561,269
5/20/15	Euro 2,896,411	United States Dollar 3,179,825	Goldman Sachs International	—	(73,037)	(73,037)
5/20/15	Euro 2,896,250	United States Dollar 3,159,470	Goldman Sachs International	—	(93,212)	(93,212)
5/20/15	Euro 5,208,339	United States Dollar 5,687,043	Goldman Sachs International	—	(162,269)	(162,269)
5/20/15	Romanian Leu 54,898,800	United States Dollar 14,004,439	JPMorgan Chase Bank, N.A.	72,619	—	72,619
5/21/15	New Turkish Lira 130,452,890	United States Dollar 55,267,749	BNP Paribas	6,699,519	—	6,699,519
5/21/15	New Turkish Lira 32,362,110	United States Dollar 13,700,567	BNP Paribas	1,652,000	—	1,652,000
5/21/15	New Turkish Lira 46,036,000	United States Dollar 19,472,785	Standard Chartered Bank	2,333,363	—	2,333,363
5/21/15	New Turkish Lira 35,071,000	United States Dollar 14,474,206	Standard Chartered Bank	1,417,106	—	1,417,106
5/21/15	United States Dollar 18,144,666	New Turkish Lira 41,677,027	Bank of America, N.A.	—	(2,628,111)	(2,628,111)
5/21/15	United States Dollar 12,699,888	New Turkish Lira 31,831,000	BNP Paribas	—	(849,056)	(849,056)
5/21/15	United States Dollar 1,796,224	New Turkish Lira 4,176,293	Deutsche Bank AG	—	(241,370)	(241,370)
5/21/15	United States Dollar 2,955,354	New Turkish Lira 6,868,353	Deutsche Bank AG	—	(398,234)	(398,234)
5/21/15	United States Dollar 11,947,570	New Turkish Lira 27,420,869	Morgan Stanley & Co. International PLC	—	(1,738,651)	(1,738,651)
5/21/15	United States Dollar 284,247	New Turkish Lira 688,730	Standard Chartered Bank	—	(27,829)	(27,829)
5/22/15	Euro 17,066,847	United States Dollar 19,319,841	Goldman Sachs International	152,139	—	152,139
5/22/15	United States Dollar 4,592,475	Euro 4,262,000	Goldman Sachs International	194,158	—	194,158
5/26/15	Euro 25,054,887	United States Dollar 28,291,728	Goldman Sachs International	151,231	—	151,231
5/26/15	Indian Rupee 166,690,000	United States Dollar 2,633,125	Standard Chartered Bank	23,181	—	23,181
5/26/15	United States Dollar 2,659,204	Euro 2,380,048	Goldman Sachs International	13,957	—	13,957
5/26/15	United States Dollar 2,659,204	Euro 2,380,048	Goldman Sachs International	13,956	—	13,956
5/26/15	United States Dollar 1,890,738	Indian Rupee 119,430,000	Bank of America, N.A.	—	(20,766)	(20,766)
5/26/15	United States Dollar 2,071,289	Indian Rupee 130,833,000	Deutsche Bank AG	—	(22,775)	(22,775)
5/26/15	United States Dollar 7,869,840	Indonesian Rupiah 103,826,793,000	Goldman Sachs International	93,126	—	93,126

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/26/15	United States Dollar 3,684,767	Indonesian Rupiah 48,148,846,000	Goldman Sachs International	$7,995	$—	$7,995
5/27/15	Euro 176,182,399	United States Dollar 198,974,235	Standard Chartered Bank	1,091,695	—	1,091,695
5/27/15	Euro 8,482,111	United States Dollar 9,152,113	Standard Chartered Bank	—	(374,728)	(374,728)
5/27/15	United States Dollar 7,330,298	Euro 6,766,137	Standard Chartered Bank	269,215	—	269,215
5/29/15	Indian Rupee 120,000,000	United States Dollar 1,910,843	Barclays Bank PLC	33,425	—	33,425
5/29/15	Malaysian Ringgit 75,820,000	United States Dollar 20,756,112	Australia and New Zealand Banking Group Limited	—	(454,290)	(454,290)
5/29/15	Malaysian Ringgit 41,063,000	United States Dollar 11,241,206	Bank of America, N.A.	—	(246,037)	(246,037)
5/29/15	Malaysian Ringgit 60,066,000	United States Dollar 16,442,248	Barclays Bank PLC	—	(361,022)	(361,022)
5/29/15	New Taiwan Dollar 493,770,000	United States Dollar 15,616,243	Deutsche Bank AG	—	(506,740)	(506,740)
5/29/15	New Taiwan Dollar 493,780,000	United States Dollar 15,616,560	Goldman Sachs International	—	(506,750)	(506,750)
5/29/15	New Taiwan Dollar 453,646,000	United States Dollar 14,344,991	Standard Chartered Bank	—	(467,830)	(467,830)
6/2/15	Philippine Peso 800,000,000	United States Dollar 18,136,066	Bank of America, N.A.	221,456	—	221,456
6/2/15	Philippine Peso 1,625,246,000	United States Dollar 36,827,763	Goldman Sachs International	433,204	—	433,204
6/2/15	Philippine Peso 700,000,000	United States Dollar 15,861,866	JPMorgan Chase Bank, N.A.	186,583	—	186,583
6/2/15	Singapore Dollar 18,082,000	United States Dollar 13,330,876	Standard Chartered Bank	—	(326,559)	(326,559)
6/3/15	Japanese Yen 1,372,162,000	United States Dollar 11,488,680	Standard Chartered Bank	—	(6,148)	(6,148)
6/4/15	New Taiwan Dollar 354,998,000	United States Dollar 11,289,490	BNP Paribas	—	(302,270)	(302,270)
6/4/15	New Taiwan Dollar 338,093,000	United States Dollar 10,752,910	JPMorgan Chase Bank, N.A.	—	(286,850)	(286,850)
6/4/15	United States Dollar 15,838,179	Philippine Peso 700,000,000	Barclays Bank PLC	—	(165,952)	(165,952)
6/5/15	Euro 13,553,502	United States Dollar 15,439,797	Goldman Sachs International	215,150	—	215,150
6/5/15	Euro 300,071	United States Dollar 326,180	Goldman Sachs International	—	(10,890)	(10,890)
6/5/15	Euro 600,146	United States Dollar 647,862	Goldman Sachs International	—	(26,282)	(26,282)
6/5/15	Euro 600,146	United States Dollar 632,810	Goldman Sachs International	—	(41,334)	(41,334)
6/5/15	Euro 32,220,706	United States Dollar 36,809,257	Standard Chartered Bank	615,741	—	615,741

40

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/5/15	Euro 8,293,297	United States Dollar 9,449,963	Standard Chartered Bank	$134,104	$—	$134,104
6/8/15	Euro 5,500,000	United States Dollar 6,128,023	Goldman Sachs International	—	(50,371)	(50,371)
6/8/15	Philippine Peso 133,731,000	United States Dollar 2,998,352	Citibank, N.A.	4,849	—	4,849
6/8/15	South African Rand 318,194,425	United States Dollar 26,558,031	BNP Paribas	—	(40,609)	(40,609)
6/8/15	Thai Baht 362,188,000	United States Dollar 11,122,002	Deutsche Bank AG	145,943	—	145,943
6/8/15	Thai Baht 214,638,000	United States Dollar 6,593,089	Standard Chartered Bank	88,513	—	88,513
6/9/15	Indian Rupee 151,970,000	United States Dollar 2,364,556	Deutsche Bank AG	—	(6,933)	(6,933)
6/9/15	New Taiwan Dollar 447,994,000	United States Dollar 14,446,759	Citibank, N.A.	—	(182,418)	(182,418)
6/9/15	New Taiwan Dollar 407,904,000	United States Dollar 13,158,194	Goldman Sachs International	—	(161,850)	(161,850)
6/9/15	New Taiwan Dollar 434,512,000	United States Dollar 14,000,709	JPMorgan Chase Bank, N.A.	—	(188,215)	(188,215)
6/9/15	United States Dollar 12,924,637	Indian Rupee 814,150,000	Deutsche Bank AG	—	(219,840)	(219,840)
6/9/15	United States Dollar 16,479,241	Indian Rupee 1,038,062,000	Standard Chartered Bank	—	(280,302)	(280,302)
6/10/15	Euro 17,375,000	United States Dollar 19,536,103	Goldman Sachs International	17,478	—	17,478
6/10/15	Euro 28,867,186	United States Dollar 32,464,326	JPMorgan Chase Bank, N.A.	35,678	—	35,678
6/10/15	Euro 374,814	United States Dollar 417,376	JPMorgan Chase Bank, N.A.	—	(3,680)	(3,680)
6/10/15	Euro 3,061,228	United States Dollar 3,412,320	JPMorgan Chase Bank, N.A.	—	(26,584)	(26,584)
6/10/15	Euro 2,567,514	United States Dollar 2,784,623	JPMorgan Chase Bank, N.A.	—	(99,656)	(99,656)
6/10/15	Euro 4,111,578	United States Dollar 4,503,329	JPMorgan Chase Bank, N.A.	—	(115,511)	(115,511)
6/10/15	Euro 3,639,451	United States Dollar 3,908,454	JPMorgan Chase Bank, N.A.	—	(180,011)	(180,011)
6/10/15	United States Dollar 1,216,208	Euro 1,118,513	JPMorgan Chase Bank, N.A.	40,301	—	40,301
6/11/15	Euro 43,900,888	Polish Zloty 176,569,372	Bank of America, N.A.	—	(330,052)	(330,052)
6/11/15	Euro 3,527,484	Polish Zloty 14,182,604	Standard Chartered Bank	—	(27,890)	(27,890)
6/11/15	Euro 33,959,284	Polish Zloty 136,517,000	Standard Chartered Bank	—	(273,965)	(273,965)
6/11/15	Euro 26,683,481	Polish Zloty 106,955,396	Standard Chartered Bank	—	(302,032)	(302,032)

41

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/11/15	Hungarian Forint 5,953,517,000	Euro 19,443,230	Bank of America, N.A.	$—	$(142,168)	$(142,168)
6/11/15	Hungarian Forint 3,606,664,500	Euro 11,784,367	Standard Chartered Bank	—	(79,857)	(79,857)
6/11/15	Japanese Yen 3,854,927,500	United States Dollar 31,921,957	Goldman Sachs International	—	(374,449)	(374,449)
6/11/15	Japanese Yen 3,867,483,500	United States Dollar 31,999,036	Standard Chartered Bank	—	(402,564)	(402,564)
6/11/15	United States Dollar 46,884,944	Japanese Yen 5,599,000,000	Standard Chartered Bank	23,223	—	23,223
6/11/15	United States Dollar 1,148,292	Zambian Kwacha 8,572,000	Standard Chartered Bank	—	(18,165)	(18,165)
6/12/15	Thai Baht 293,580,000	United States Dollar 8,923,404	Deutsche Bank AG	27,552	—	27,552
6/12/15	Thai Baht 55,579,000	United States Dollar 1,689,845	JPMorgan Chase Bank, N.A.	5,730	—	5,730
6/12/15	United States Dollar 712,235	Zambian Kwacha 5,210,000	Citibank, N.A.	—	(25,645)	(25,645)
6/12/15	United States Dollar 472,028	Zambian Kwacha 3,363,200	Citibank, N.A.	—	(28,815)	(28,815)
6/12/15	United States Dollar 1,153,206	Zambian Kwacha 8,110,500	Citibank, N.A.	—	(84,380)	(84,380)
6/16/15	Australian Dollar 12,248,000	United States Dollar 9,365,568	Deutsche Bank AG	—	(304,010)	(304,010)
6/16/15	Australian Dollar 26,153,000	United States Dollar 19,985,338	Goldman Sachs International	—	(661,989)	(661,989)
6/16/15	Euro 1,655,309	United States Dollar 1,767,924	Goldman Sachs International	—	(91,755)	(91,755)
6/16/15	New Zealand Dollar 43,933,000	United States Dollar 32,303,935	JPMorgan Chase Bank, N.A.	—	(1,088,579)	(1,088,579)
6/16/15	United States Dollar 1,745,947	Euro 1,655,309	Goldman Sachs International	113,731	—	113,731
6/17/15	United States Dollar 1,139,782	Zambian Kwacha 8,395,000	Standard Chartered Bank	—	(35,821)	(35,821)
6/18/15	United States Dollar 17,288,031	Chilean Peso 11,143,865,000	BNP Paribas	855,743	—	855,743
6/18/15	United States Dollar 666,557	Zambian Kwacha 4,860,000	Standard Chartered Bank	—	(27,728)	(27,728)
6/18/15	United States Dollar 1,563,215	Zambian Kwacha 11,438,000	Standard Chartered Bank	—	(59,734)	(59,734)
6/22/15	New Taiwan Dollar 157,026,000	United States Dollar 4,963,679	Deutsche Bank AG	—	(164,894)	(164,894)
6/22/15	Polish Zloty 47,734,000	United States Dollar 12,176,597	BNP Paribas	—	(1,061,960)	(1,061,960)
6/22/15	Thai Baht 285,293,000	United States Dollar 8,566,714	Deutsche Bank AG	—	(75,480)	(75,480)
6/22/15	Thai Baht 401,585,000	United States Dollar 12,063,232	Standard Chartered Bank	—	(101,720)	(101,720)

42

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/22/15	United States Dollar 3,000,385	Indian Rupee 188,986,000	BNP Paribas	$—	$(58,289)	$(58,289)
6/22/15	United States Dollar 1,586,070	Indian Rupee 99,920,000	Goldman Sachs International	—	(30,535)	(30,535)
6/23/15	British Pound Sterling 31,780,000	United States Dollar 47,142,452	Standard Chartered Bank	—	(1,623,122)	(1,623,122)
6/23/15	Euro 44,245,555	Polish Zloty 177,513,000	BNP Paribas	—	(482,991)	(482,991)
6/23/15	Hungarian Forint 940,317,000	Euro 2,971,080	BNP Paribas	—	(133,419)	(133,419)
6/23/15	Hungarian Forint 1,886,040,000	Euro 5,942,155	BNP Paribas	—	(286,802)	(286,802)
6/23/15	Hungarian Forint 1,575,744,100	Euro 4,909,166	JPMorgan Chase Bank, N.A.	—	(301,830)	(301,830)
6/23/15	Hungarian Forint 1,407,845,000	Euro 4,424,403	Nomura International PLC	—	(226,615)	(226,615)
6/23/15	Hungarian Forint 1,134,731,400	Euro 3,565,292	Standard Chartered Bank	—	(183,555)	(183,555)
6/23/15	South African Rand 66,611,000	United States Dollar 5,381,203	BNP Paribas	—	(173,255)	(173,255)
6/23/15	United States Dollar 49,025,258	British Pound Sterling 31,780,000	Standard Chartered Bank	—	(259,684)	(259,684)
6/24/15	Canadian Dollar 74,155,230	United States Dollar 59,319,647	BNP Paribas	—	(2,098,229)	(2,098,229)
6/24/15	Canadian Dollar 11,463,570	United States Dollar 9,169,814	Deutsche Bank AG	—	(324,703)	(324,703)
6/24/15	Canadian Dollar 25,799,200	United States Dollar 20,568,850	Goldman Sachs International	—	(798,922)	(798,922)
6/24/15	Canadian Dollar 24,326,000	United States Dollar 19,410,705	Standard Chartered Bank	—	(736,913)	(736,913)
6/24/15	Canadian Dollar 40,549,000	United States Dollar 32,390,317	Standard Chartered Bank	—	(1,193,740)	(1,193,740)
6/25/15	Euro 17,666,900	United States Dollar 19,081,842	Citibank, N.A.	—	(768,627)	(768,627)
6/25/15	Euro 7,184,380	United States Dollar 7,633,404	Deutsche Bank AG	—	(438,941)	(438,941)
6/25/15	Euro 33,176,500	United States Dollar 35,774,220	Deutsche Bank AG	—	(1,502,783)	(1,502,783)
6/25/15	Euro 28,737,400	United States Dollar 31,015,557	Goldman Sachs International	—	(1,273,688)	(1,273,688)
6/25/15	United States Dollar 21,683,341	Euro 20,386,380	Goldman Sachs International	1,222,726	—	1,222,726
6/25/15	United States Dollar 2,218,608	Zambian Kwacha 15,774,300	Barclays Bank PLC	—	(151,301)	(151,301)
6/29/15	Euro 23,787,000	United States Dollar 25,771,621	Standard Chartered Bank	—	(956,784)	(956,784)
7/1/15	Euro 54,307,924	United States Dollar 59,141,329	Deutsche Bank AG	—	(1,883,706)	(1,883,706)

43

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/1/15	United States Dollar 17,487,728	Euro 16,275,224	Deutsche Bank AG	$800,508	$—	$800,508
7/1/15	United States Dollar 5,257,055	Euro 4,831,852	Deutsche Bank AG	172,428	—	172,428
7/1/15	United States Dollar 2,556,140	Euro 2,358,063	Deutsche Bank AG	93,581	—	93,581
7/1/15	United States Dollar 1,332,173	Euro 1,224,424	Deutsche Bank AG	43,694	—	43,694
7/2/15	South African Rand 128,981,213	United States Dollar 10,401,543	JPMorgan Chase Bank, N.A.	—	(337,877)	(337,877)
7/2/15	South African Rand 363,703,000	United States Dollar 29,365,700	Standard Bank PLC	—	(917,465)	(917,465)
7/8/15	Euro 20,228,453	United States Dollar 21,775,121	Goldman Sachs International	—	(957,450)	(957,450)
7/9/15	Euro 6,664,238	Polish Zloty 27,186,000	Morgan Stanley & Co. International PLC	46,185	—	46,185
7/9/15	Hungarian Forint 1,521,446,198	Euro 4,718,604	Credit Suisse International	—	(312,842)	(312,842)
7/9/15	Hungarian Forint 4,030,141,000	Euro 13,139,907	Deutsche Bank AG	—	(108,486)	(108,486)
7/9/15	Hungarian Forint 1,422,612,000	Euro 4,418,324	Morgan Stanley & Co. International PLC	—	(285,502)	(285,502)
7/13/15	Australian Dollar 62,553,434	United States Dollar 48,129,238	Australia and New Zealand Banking Group Limited	—	(1,182,920)	(1,182,920)
7/13/15	Australian Dollar 25,432,566	United States Dollar 19,555,787	Morgan Stanley & Co. International PLC	—	(493,228)	(493,228)
7/13/15	New Taiwan Dollar 653,890,000	United States Dollar 21,053,835	Bank of America, N.A.	—	(308,697)	(308,697)
7/13/15	New Taiwan Dollar 149,992,000	United States Dollar 4,828,328	JPMorgan Chase Bank, N.A.	—	(71,898)	(71,898)
7/16/15	Hungarian Forint 9,228,822,000	Euro 28,605,858	BNP Paribas	—	(1,908,286)	(1,908,286)
7/16/15	Hungarian Forint 2,920,107,802	Euro 9,094,359	Deutsche Bank AG	—	(555,330)	(555,330)
7/16/15	Hungarian Forint 6,580,777,000	Euro 20,432,754	JPMorgan Chase Bank, N.A.	—	(1,321,587)	(1,321,587)
7/16/15	Hungarian Forint 5,323,264,000	Euro 16,529,822	Morgan Stanley & Co. International PLC	—	(1,067,316)	(1,067,316)
7/16/15	Japanese Yen 3,365,762,000	United States Dollar 28,167,069	Goldman Sachs International	—	(45,672)	(45,672)
7/17/15	New Zealand Dollar 31,837,915	United States Dollar 24,069,464	Deutsche Bank AG	—	(58,566)	(58,566)
7/17/15	New Zealand Dollar 1,637,000	United States Dollar 1,231,934	JPMorgan Chase Bank, N.A.	—	(8,649)	(8,649)
7/17/15	New Zealand Dollar 64,666,000	United States Dollar 48,861,630	Nomura International PLC	—	(144,821)	(144,821)
7/17/15	Romanian Leu 163,003,662	United States Dollar 39,000,757	Bank of America, N.A.	—	(2,310,411)	(2,310,411)

44

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/20/15	Australian Dollar 2,478,000	United States Dollar 1,891,903	Deutsche Bank AG	$—	$(60,813)	$(60,813)
7/22/15	Euro 3,459,557	United States Dollar 3,714,803	Standard Chartered Bank	—	(173,794)	(173,794)
7/24/15	Nigerian Naira 1,020,191,000	United States Dollar 4,881,297	Deutsche Bank AG	—	(47,162)	(47,162)
7/27/15	Nigerian Naira 3,052,812,130	United States Dollar 14,643,892	Deutsche Bank AG	—	(59,598)	(59,598)
7/29/15	Euro 11,841,802	United States Dollar 12,732,341	Goldman Sachs International	—	(579,358)	(579,358)
7/29/15	Euro 12,783,781	United States Dollar 13,745,160	Goldman Sachs International	—	(625,445)	(625,445)
7/29/15	Hungarian Forint 13,155,981,269	United States Dollar 47,300,738	Standard Chartered Bank	—	(1,239,439)	(1,239,439)
8/4/15	Euro 14,076,814	Polish Zloty 56,700,000	BNP Paribas	—	(122,773)	(122,773)
8/4/15	Hungarian Forint 4,264,775,000	Euro 14,065,881	BNP Paribas	79,720	—	79,720
8/4/15	New Taiwan Dollar 743,138,000	United States Dollar 24,390,771	Deutsche Bank AG	105,532	—	105,532
8/4/15	Swiss Franc 44,445,000	United States Dollar 47,478,902	Goldman Sachs International	—	(328,436)	(328,436)
8/4/15	United States Dollar 14,004,921	Philippine Peso 626,104,000	Australia and New Zealand Banking Group Limited	—	(30,945)	(30,945)
8/4/15	United States Dollar 13,960,990	Philippine Peso 624,140,000	Nomura International PLC	—	(30,848)	(30,848)
9/2/15	United States Dollar 256,617	Zambian Kwacha 2,003,666	Citibank, N.A.	—	(2,552)	(2,552)
9/2/15	United States Dollar 4,890,239	Zambian Kwacha 33,742,650	Standard Chartered Bank	—	(611,660)	(611,660)
9/22/15	Euro 5,000,000	United States Dollar 6,246,695	Citibank, N.A.	621,116	—	621,116
9/24/15	United States Dollar 29,701,955	Yuan Renminbi Offshore 188,210,000	Bank of America, N.A.	255,896	—	255,896
9/24/15	United States Dollar 17,409,249	Yuan Renminbi Offshore 110,305,000	BNP Paribas	148,270	—	148,270
9/25/15	Euro 6,000,000	United States Dollar 7,509,258	Citibank, N.A.	758,235	—	758,235
9/28/15	United States Dollar 2,948,986	Azerbaijani Manat 2,399,000	Standard Bank PLC	—	(584,507)	(584,507)
9/29/15	United States Dollar 23,065,807	Yuan Renminbi Offshore 146,371,000	BNP Paribas	223,421	—	223,421
9/29/15	United States Dollar 23,976,299	Yuan Renminbi Offshore 152,144,000	Citibank, N.A.	231,477	—	231,477
10/8/15	United States Dollar 11,730,155	Azerbaijani Manat 9,546,000	Standard Bank PLC	—	(2,340,954)	(2,340,954)
10/13/15	Euro 2,910,267	Serbian Dinar 380,954,000	Citibank, N.A.	217,552	—	217,552

45

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

10/13/15	Euro 356,567	Serbian Dinar 46,532,000	Deutsche Bank AG	$25,347	$—	$25,347
10/28/15	United States Dollar 2,828,683	Zambian Kwacha 22,903,000	Standard Chartered Bank	—	(4,377)	(4,377)
10/28/15	United States Dollar 1,441,807	Zambian Kwacha 11,612,600	Standard Chartered Bank	—	(9,787)	(9,787)
11/4/15	United States Dollar 4,714,498	Zambian Kwacha 38,095,500	Barclays Bank PLC	—	(32,794)	(32,794)
11/4/15	United States Dollar 4,714,356	Zambian Kwacha 38,092,000	Barclays Bank PLC	—	(33,082)	(33,082)
11/27/15	Euro 13,856,000	United States Dollar 16,597,890	HSBC Bank USA, N.A.	989,569	—	989,569
11/27/15	Euro 9,984,000	United States Dollar 12,564,864	Standard Chartered Bank	1,318,221	—	1,318,221
1/13/16	New Turkish Lira 37,911,000	United States Dollar 13,756,055	BNP Paribas	508,567	—	508,567
1/13/16	New Turkish Lira 57,899,235	United States Dollar 20,564,459	BNP Paribas	332,351	—	332,351
1/13/16	New Turkish Lira 14,607,000	United States Dollar 5,365,881	BNP Paribas	261,661	—	261,661
1/13/16	New Turkish Lira 29,723,500	United States Dollar 10,911,631	Standard Chartered Bank	525,154	—	525,154
1/13/16	United States Dollar 45,963,522	New Turkish Lira 112,747,140	Bank of America, N.A.	—	(6,565,552)	(6,565,552)
1/13/16	United States Dollar 11,219,986	New Turkish Lira 27,393,595	Deutsche Bank AG	—	(1,647,663)	(1,647,663)
1/29/16	Euro 3,615,376	Serbian Dinar 462,948,912	Citibank, N.A.	21,753	—	21,753
3/2/16	United States Dollar 15,583,475	Yuan Renminbi Offshore 101,090,000	Deutsche Bank AG	315,124	—	315,124
3/2/16	United States Dollar 31,170,373	Yuan Renminbi Offshore 202,210,000	Goldman Sachs International	631,542	—	631,542
3/7/16	United States Dollar 15,584,404	Yuan Renminbi Offshore 101,082,000	Bank of America, N.A.	307,278	—	307,278
3/7/16	United States Dollar 15,584,676	Yuan Renminbi Offshore 101,090,000	Citibank, N.A.	308,264	—	308,264
3/7/16	United States Dollar 15,252,178	Yuan Renminbi Offshore 98,918,000	Goldman Sachs International	299,289	—	299,289
4/4/16	Omani Rial 9,663,500	United States Dollar 25,000,000	Standard Chartered Bank	50,131	—	50,131
3/20/17	Omani Rial 9,685,000	United States Dollar 25,000,000	Standard Chartered Bank	158,595	—	158,595

				$37,062,811	$(76,009,426)	$(38,946,615)

46

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation

5/13/15	COP	119,249,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	$51,266,557	$77,903
5/19/15	COP	130,939,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	56,303,770	77,461
5/21/15	COP	255,623,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	110,052,033	239,337
5/22/15	COP	143,527,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	61,667,201	165,738
5/22/15	COP	102,982,300	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	52,185,481	501,476
5/29/15	COP	130,939,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	56,349,395	180,851
6/9/15	COP	119,865,200	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	49,718,406	542,902
6/9/15	COP	17,979,800	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	7,467,510	72,244

						$1,857,912

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	–	Colombian Peso

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Commodity Futures

5/15	1,016 Brent Crude Oil	Short	$(67,966,188)	$(67,848,480)	$117,708
6/15	274 Gold	Short	(35,181,600)	(32,397,760)	2,783,840

	Equity Futures

5/15	3,408 SGX CNX Nifty Index	Long	56,489,522	56,190,804	(298,718)
6/15	227 E-mini S&P 500 Index	Short	(23,567,425)	(23,595,515)	(28,090)
6/15	86 Nikkei 225 Index	Long	8,268,252	8,305,886	37,634
6/15	3,692 SET50 Index	Short	(22,144,707)	(22,426,317)	(281,610)
6/15	293 TOPIX Index	Long	37,874,399	38,739,207	864,808

47

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts (continued)
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Interest Rate Futures

6/15	2,870 Euro-Bobl	Short	$(416,020,923)	$(415,068,196)	$952,727
6/15	274 Euro-Bund	Short	(48,215,486)	(48,210,458)	5,028
6/15	735 IMM 10-Year Interest Rate Swap	Long	70,450,558	69,513,507	(937,051)
6/15	234 Japan 10-Year Bond	Short	(288,404,020)	(289,834,673)	(1,430,653)
6/15	1,655 U.S. 2-Year Deliverable Interest Rate Swap	Short	(165,730,592)	(166,586,094)	(855,502)
6/15	1,403 U.S. 5-Year Deliverable Interest Rate Swap	Short	(142,714,481)	(144,311,703)	(1,597,222)
6/15	1,568 U.S. 5-Year Treasury Note	Short	(186,571,448)	(188,368,251)	(1,796,803)
6/15	2,341 U.S. 10-Year Deliverable Interest Rate Swap	Short	(243,800,405)	(246,573,141)	(2,772,736)
6/15	1,564 U.S. 10-Year Treasury Note	Short	(198,894,678)	(200,778,500)	(1,883,822)
6/15	63 U.S. 30-Year Deliverable Interest Rate Swap	Short	(7,162,559)	(7,254,844)	(92,285)
6/15	75 U.S. Long Treasury Bond	Short	(11,990,853)	(11,969,531)	21,322
3/17	4,775 CME 90-Day Eurodollar	Short	(1,173,131,161)	(1,175,425,937)	(2,294,776)

					$(9,486,201)

CME:  Chicago Mercantile Exchange.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SET:  Stock Exchange of India

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

48

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet(1)	EUR	13,200	Receives	6-month Euro Interbank Offered Rate	0.75	%(2)	6/17/20	$53,603
LCH.Clearnet	HUF	589,390	Pays	6-month HUF BUBOR	5.20		12/16/16	143,669
LCH.Clearnet	HUF	829,350	Pays	6-month HUF BUBOR	5.12		1/16/17	196,366
LCH.Clearnet	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63		1/16/17	(600,073)
LCH.Clearnet	HUF	680,000	Pays	6-month HUF BUBOR	5.22		1/20/17	165,995
LCH.Clearnet	HUF	5,992,000	Receives	6-month HUF BUBOR	4.57		11/14/18	(2,161,174)
LCH.Clearnet	HUF	7,698,000	Receives	6-month HUF BUBOR	4.43		11/15/18	(2,635,080)
LCH.Clearnet	NZD	101,351	Pays	3-month NZD Bank Bill	4.03		11/26/17	1,827,375
LCH.Clearnet	NZD	38,010	Pays	3-month NZD Bank Bill	4.02		11/27/17	678,608
LCH.Clearnet	NZD	71,019	Pays	3-month NZD Bank Bill	3.96		11/28/17	1,176,652
LCH.Clearnet	PLN	33,910	Pays	6-month PLN WIBOR	4.40		8/20/17	802,385
LCH.Clearnet	PLN	372,117	Pays	6-month PLN WIBOR	1.95		10/27/19	426,543
LCH.Clearnet	PLN	44,238	Pays	6-month PLN WIBOR	1.78		2/27/20	(195,503)
LCH.Clearnet	PLN	69,237	Pays	6-month PLN WIBOR	1.72		2/27/20	(355,111)
LCH.Clearnet	PLN	206,755	Pays	6-month PLN WIBOR	1.78		2/27/20	(906,120)
LCH.Clearnet(1)		$16,500	Receives	3-month USD-LIBOR-BBA	2.75	(2)	6/17/25	(64,090)
LCH.Clearnet(1)		$18,928	Receives	3-month USD-LIBOR-BBA	3.25	(2)	6/17/45	172,631

								$(1,273,324)

EUR	–	Euro
HUF	–	Hungarian Forint
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	COP	64,526,440	Pays	Colombia IBR Overnight Interbank Rate	4.48%	11/10/16	$63,253
Bank of America, N.A.	COP	31,467,667	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	14,915
Bank of America, N.A.	COP	31,467,667	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	23,964
Bank of America, N.A.	COP	84,689,725	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	15,502
Bank of America, N.A.	COP	67,751,790	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	12,231
Bank of America, N.A.	HUF	589,390	Receives	6-month HUF BUBOR	7.32	12/16/16	(234,653)
Bank of America, N.A.	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	574,554
Bank of America, N.A.	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	145,006
Bank of America, N.A.	MYR	46,640	Pays	3-month MYR KLIBOR	3.75	4/28/20	(9,923)
Bank of America, N.A.	MYR	21,630	Pays	3-month MYR KLIBOR	3.76	4/29/20	(2,562)
Bank of America, N.A.	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	735,220
Bank of America, N.A.	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(478,858)
Bank of America, N.A.	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	229,088
Bank of America, N.A.	PLN	14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	(203,374)

49

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	PLN	102,310	Receives	6-month PLN WIBOR	3.52%	11/16/17	$(1,362,874)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	1,530,002
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	660,973
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	1,605,504
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	2,728,669
Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53	11/19/17	(2,312,883)
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	895,010
BNP Paribas	MYR	60,900	Pays	3-month MYR KLIBOR	3.76	4/28/20	(7,115)
BNP Paribas	MYR	42,400	Pays	3-month MYR KLIBOR	3.75	4/29/20	(6,384)
BNP Paribas	MYR	31,760	Pays	3-month MYR KLIBOR	3.75	4/30/20	6
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	1,550,880
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(1,187,148)
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	251,823
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	(192,812)
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	1,203,228
BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	34,398
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(30,610)
Citibank, N.A.	MYR	42,530	Pays	3-month MYR KLIBOR	3.74	4/30/20	7
Citibank, N.A.	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	645,725
Citibank, N.A.	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	952,359
Citibank, N.A.	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	217,127
Citibank, N.A.	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	686,254
Citibank, N.A.	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	638,722
Citibank, N.A.	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	727,127
Citibank, N.A.	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(543,272)
Citibank, N.A.	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	480,885
Citibank, N.A.	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	392,829
Citibank, N.A.	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	1,179,506
Citibank, N.A.	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(1,048,262)
Deutsche Bank AG	BRL	25,068	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(171,813)
Deutsche Bank AG	BRL	122,419	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/17	(692,513)
Deutsche Bank AG	BRL	237,818	Pays	Brazil CETIP Interbank Deposit Rate	12.31	1/2/17	(1,240,654)
Deutsche Bank AG	BRL	427,880	Pays	Brazil CETIP Interbank Deposit Rate	11.81	1/2/17	(3,594,646)
Deutsche Bank AG	CLP	17,651,098	Receives	6-month Sinacofi Chile Interbank Rate	3.70	8/7/18	(85,631)
Deutsche Bank AG	CLP	18,015,114	Receives	6-month Sinacofi Chile Interbank Rate	3.60	8/8/18	11,803
Deutsche Bank AG	INR	4,245,660	Pays	1-Day INR MIBOR	7.45	4/30/16	(2,807)
Deutsche Bank AG	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	303,002
Deutsche Bank AG	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	(272,855)
Goldman Sachs International	BRL	332,734	Pays	Brazil CETIP Interbank Deposit Rate	13.35	1/4/16	240,527
Goldman Sachs International	BRL	442,179	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	(372,182)
Goldman Sachs International	BRL	858,820	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	(728,570)
Goldman Sachs International	BRL	118,864	Pays	Brazil CETIP Interbank Deposit Rate	12.33	1/2/17	(603,599)
Goldman Sachs International	BRL	251,235	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	(1,517,272)
Goldman Sachs International	BRL	259,485	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(1,832,357)
Goldman Sachs International	BRL	268,287	Pays	Brazil CETIP Interbank Deposit Rate	12.33	1/2/17	(1,364,786)

50

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	BRL	299,451	Pays	Brazil CETIP Interbank Deposit Rate	12.08%	1/2/17	$(1,992,629)
Goldman Sachs International	BRL	301,644	Pays	Brazil CETIP Interbank Deposit Rate	12.20	1/2/17	(1,694,558)
Goldman Sachs International	BRL	875,369	Pays	Brazil CETIP Interbank Deposit Rate	13.65	1/2/17	1,532,576
Goldman Sachs International	BRL	149,601	Pays	Brazil CETIP Interbank Deposit Rate	13.27	1/2/18	349,605
Goldman Sachs International	BRL	415,918	Pays	Brazil CETIP Interbank Deposit Rate	13.26	1/2/18	930,689
Goldman Sachs International	BRL	61,202	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	1,187,146
Goldman Sachs International	BRL	70,793	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	1,632,689
Goldman Sachs International	CLP	2,945,882	Receives	6-month Sinacofi Chile Interbank Rate	3.76	12/9/19	3,125
Goldman Sachs International	MYR	60,910	Pays	3-month MYR KLIBOR	3.75	4/28/20	(12,959)
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	476,082
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	590,856
HSBC Bank USA, N.A.	COP	47,836,915	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	8,756
JPMorgan Chase Bank, N.A.	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(963,029)
JPMorgan Chase Bank, N.A.	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	468,024
JPMorgan Chase Bank, N.A.	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,142,152)
JPMorgan Chase Bank, N.A.	INR	1,619,010	Pays	1-Day INR MIBOR	7.44	4/29/16	(2,039)
JPMorgan Chase Bank, N.A.	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	294,219
JPMorgan Chase Bank, N.A.	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	612,765
Morgan Stanley & Co. International PLC	COP	43,105,195	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	43,811
Morgan Stanley & Co. International PLC	COP	43,289,270	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	36,074
Standard Chartered Bank	INR	2,147,030	Pays	1-Day INR MIBOR	7.44	5/5/16	—

							$1,008,735

BRL	–	Brazilian Real
CLP	–	Chilean Peso
COP	–	Colombian Peso
HUF	–	Hungarian Forint
INR	–	Indian Rupee
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$5,000	1.00	%(1)	6/20/15	0.68%	$8,083	$4,014	$12,097
South Africa	ICE Clear Credit	4,600	1.00	(1)	6/20/17	1.18	(12,127)	65,592	53,465

Total		$9,600					$(4,044)	$69,606	$65,562

51

Global Macro Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$3,910	1.00	%(1)	12/20/19	$155,643	$(110,591)	$45,052
South Africa	ICE Clear Credit	9,900	1.00	(1)	3/20/20	444,138	(306,301)	137,837
South Africa	ICE Clear Credit	5,000	1.00	(1)	6/20/20	251,021	(169,819)	81,202

						$850,802	$(586,711)	$264,091

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Colombia	Barclays Bank PLC	$4,950	1.00	%(1)	3/20/20	1.37%	$(79,197)	$162,308	$83,111
Colombia	BNP Paribas	34,625	1.00	(1)	3/20/20	1.37	(553,977)	1,132,874	578,897
Colombia	BNP Paribas	4,870	1.00	(1)	3/20/20	1.37	(77,917)	156,513	78,596
Colombia	BNP Paribas	2,920	1.00	(1)	3/20/20	1.37	(46,718)	93,993	47,275
Colombia	BNP Paribas	2,000	1.00	(1)	3/20/20	1.37	(31,998)	63,518	31,520
Colombia	Goldman Sachs International	2,868	1.00	(1)	3/20/20	1.37	(45,887)	91,357	45,470
Colombia	JPMorgan Chase Bank, N.A.	1,950	1.00	(1)	3/20/20	1.37	(31,199)	63,631	32,432
Dominican Republic	Barclays Bank PLC	9,060	1.00	(1)	3/20/16	3.52	(190,282)	154,710	(35,572)
Slovenia	Barclays Bank PLC	10,000	1.00	(1)	3/20/20	1.06	(15,303)	160,580	145,277
Slovenia	BNP Paribas	10,000	1.00	(1)	3/20/20	1.06	(15,303)	79,081	63,778
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/15	0.67	13,813	7,087	20,900
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/15	0.67	56,316	17,493	73,809
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/15	0.67	17,104	5,568	22,672
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	1.29	(114,790)	311,935	197,145
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	1.29	(120,154)	170,259	50,105
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	1.29	(92,871)	117,301	24,430
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	1.29	(168,897)	180,190	11,293
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	0.67	16,287	12,059	28,346
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.67	29,732	34,530	64,262
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	0.67	39,809	14,513	54,322
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	0.67	24,330	8,795	33,125
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.18	(10,213)	57,821	47,608
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.29	(65,759)	138,611	72,852
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.29	(52,377)	102,955	50,578
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	1.29	(109,598)	239,410	129,812
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.29	(97,081)	179,422	82,341
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.29	(53,068)	134,140	81,072
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	0.67	16,287	11,818	28,105

52

Global Macro Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Credit Suisse International	$5,000	1.00	%(1)	6/20/15	0.67%	$8,143	$4,075	$12,218
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	0.67	56,316	20,560	76,876
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	0.67	34,638	28,107	62,745
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	0.67	25,656	10,195	35,851
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.29	(57,684)	169,838	112,154
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/15	0.67	30,971	23,198	54,169
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/15	0.67	13,627	10,503	24,130
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/15	0.67	13,813	7,487	21,300
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/15	0.67	3,592	2,480	6,072
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/15	0.67	43,107	15,715	58,822
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	1.29	(97,716)	294,942	197,226
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	1.29	(87,679)	238,262	150,583
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	1.29	(53,069)	111,862	58,793
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	0.67	57,460	21,987	79,447
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	0.67	26,584	10,564	37,148
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.29	(61,664)	176,821	115,157
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.39	(71,471)	100,425	28,954
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	1.29	(53,069)	154,202	101,133
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	1.29	(52,757)	111,205	58,448
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	1.39	(65,038)	94,977	29,939
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/15	0.67	8,143	6,090	14,233
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/15	0.67	8,143	3,953	12,096
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	1.29	(53,068)	130,102	77,034
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.18	(11,234)	61,877	50,643
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.29	(53,068)	128,081	75,013
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.29	(51,338)	83,105	31,767
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.29	(23,073)	29,210	6,137

53

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Nomura International PLC	$7,068	1.00	%(1)	12/20/17	1.39%	$(62,971)	$90,221	$27,250
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	1.65	(1,486,101)	1,190,129	(295,972)
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	1.65	(313,086)	250,732	(62,354)

Total		$684,901					$(4,082,804)	$7,483,377	$3,400,573

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	Barclays Bank PLC	$9,861	1.00	%(1)	12/20/18	$89,009	$(85,038)	$3,971
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	19,981	(16,511)	3,470
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	44,515	(42,545)	1,970
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	30,932	(33,904)	(2,972)
Bulgaria	BNP Paribas	4,640	1.00	(1)	12/20/18	41,882	(35,109)	6,773
Bulgaria	Goldman Sachs International	6,470	1.00	(1)	9/20/18	43,506	(37,393)	6,113
Bulgaria	Goldman Sachs International	9,000	1.00	(1)	12/20/18	81,237	(75,831)	5,406
Bulgaria	Goldman Sachs International	4,500	1.00	(1)	12/20/18	40,869	(38,664)	2,205
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(303,755)	(250,231)	(553,986)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(511,909)	(383,764)	(895,673)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(186,837)	(133,115)	(319,952)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(218,498)	(155,673)	(374,171)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	658,893	(637,014)	21,879
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	329,446	(318,786)	10,660
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	329,447	(319,163)	10,284
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	329,446	(328,038)	1,408
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	46,801	(71,126)	(24,325)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	276,917	(423,397)	(146,480)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	201,167	(192,056)	9,111
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	170,554	(169,459)	1,095
Croatia	BNP Paribas	3,000	1.00	(1)	3/20/20	218,659	(242,573)	(23,914)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	455,539	(504,663)	(49,124)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	35,101	(52,707)	(17,606)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	117,002	(179,755)	(62,753)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	85,998	(117,665)	(31,667)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	113,450	(155,196)	(41,746)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	120,089	(228,378)	(108,289)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	87,189	(157,910)	(70,721)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	433,336	(774,914)	(341,578)
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	120,991	(116,490)	4,501

54

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	Citibank, N.A.	$4,260	1.00	%(1)	3/20/20	$310,495	$(312,466)	$(1,971)
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	728,863	(769,999)	(41,136)
Croatia	Citibank, N.A.	1,000	1.00	(1)	6/20/20	79,036	(75,919)	3,117
Croatia	Citibank, N.A.	167	1.00	(1)	6/20/20	13,218	(12,398)	820
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	9,594	(15,001)	(5,407)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	46,801	(70,462)	(23,661)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	140,988	(162,955)	(21,967)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	248,542	(247,196)	1,346
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	161,079	(160,044)	1,035
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	134,362	(129,494)	4,868
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	182,304	(346,694)	(164,390)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	96,889	(175,619)	(78,730)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	12,467	(37,305)	(24,838)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	32,410	(47,203)	(14,793)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	37,323	(58,128)	(20,805)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	58,501	(89,300)	(30,799)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	58,500	(91,028)	(32,528)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	86,334	(165,765)	(79,431)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	91,958	(173,964)	(82,006)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	206,056	(357,002)	(150,946)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	191,654	(371,178)	(179,524)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	140,062	(179,182)	(39,120)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	1,140,102	(1,562,777)	(422,675)
Egypt	Bank of America, N.A.	7,050	1.00	(1)	9/20/15	16,570	(26,261)	(9,691)
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	21,153	(33,525)	(12,372)
Egypt	Citibank, N.A.	3,050	1.00	(1)	12/20/15	13,976	(26,200)	(12,224)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	448,450	(259,281)	189,169
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	4,928	(2,993)	1,935
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	50,406	(88,524)	(38,118)
Egypt	Deutsche Bank AG	710	1.00	(1)	6/20/15	54	(1,229)	(1,175)
Egypt	Deutsche Bank AG	9,540	1.00	(1)	6/20/15	728	(10,536)	(9,808)
Egypt	Deutsche Bank AG	4,175	1.00	(1)	9/20/15	9,813	(19,954)	(10,141)
Egypt	Deutsche Bank AG	8,200	1.00	(1)	9/20/15	19,273	(31,187)	(11,914)
Egypt	Deutsche Bank AG	2,855	1.00	(1)	12/20/15	13,083	(22,310)	(9,227)
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	502,658	(258,412)	244,246

55

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Egypt	Deutsche Bank AG	$4,600	1.00	%(1)	6/20/20	$453,378	$(263,377)	$190,001
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	448,450	(260,865)	187,585
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	22,798	(38,017)	(15,219)
Guatemala	Citibank, N.A.	18,256	1.00	(1)	9/20/20	1,579,570	(755,833)	823,737
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	12,286	(56,348)	(44,062)
Lebanon	Citibank, N.A.	6,000	1.00	(1)	9/20/15	6,296	(46,527)	(40,231)
Lebanon	Citibank, N.A.	15,000	1.00	(1)	9/20/15	15,740	(108,030)	(92,290)
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	(3,799)	(17,923)	(21,722)
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	5,247	(36,075)	(30,828)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	10,935	(48,302)	(37,367)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	12,287	(55,681)	(43,394)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	20,396	(90,292)	(69,896)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	55,806	(258,960)	(203,154)
Lebanon	Deutsche Bank AG	4,900	1.00	(1)	6/20/15	(1,880)	(8,871)	(10,751)
Lebanon	Deutsche Bank AG	5,000	1.00	(1)	6/20/15	(1,918)	(9,171)	(11,089)
Lebanon	Deutsche Bank AG	6,700	1.00	(1)	9/20/15	7,031	(43,034)	(36,003)
Lebanon	Deutsche Bank AG	3,085	1.00	(1)	12/20/15	7,581	(34,993)	(27,412)
Lebanon	Deutsche Bank AG	5,000	1.00	(1)	12/20/15	12,287	(57,015)	(44,728)
Lebanon	Deutsche Bank AG	6,890	1.00	(1)	12/20/15	16,931	(77,832)	(60,901)
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	3,778	(25,974)	(22,196)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	1,230,762	(1,642,536)	(411,774)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(461,006)	310,339	(150,667)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(427,250)	266,014	(161,236)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	59,957	(94,023)	(34,066)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(583,103)	113,101	(470,002)
Mexico	Bank of America, N.A.	14,100	1.00	(1)	6/20/22	441,955	(740,515)	(298,560)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	122,243	(214,846)	(92,603)
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	130,079	(196,975)	(66,896)
Mexico	Deutsche Bank AG	6,900	1.00	(1)	6/20/22	216,275	(322,848)	(106,573)
Mexico	Deutsche Bank AG	14,300	1.00	(1)	6/20/22	448,224	(695,324)	(247,100)
Philippines	Bank of America, N.A.	9,300	1.00	(1)	9/20/15	(39,968)	(15,984)	(55,952)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(22,706)	(7,958)	(30,664)
Philippines	Citibank, N.A.	10,000	1.00	(1)	6/20/15	(22,707)	(8,635)	(31,342)
Philippines	Deutsche Bank AG	10,000	1.00	(1)	6/20/15	(22,707)	(7,724)	(30,431)
Philippines	Deutsche Bank AG	9,500	1.00	(1)	9/20/15	(40,828)	(20,455)	(61,283)
Philippines	Deutsche Bank AG	10,000	1.00	(1)	9/20/15	(42,977)	(21,094)	(64,071)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(22,707)	(7,819)	(30,526)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(30,944)	(11,880)	(42,824)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	6/20/15	(22,707)	(7,724)	(30,431)
Philippines	HSBC Bank USA, N.A.	4,400	1.00	(1)	9/20/15	(18,910)	(8,865)	(27,775)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(42,977)	(23,265)	(66,242)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(42,976)	(24,634)	(67,610)
Philippines	JPMorgan Chase Bank, N.A.	10,000	1.00	(1)	6/20/15	(22,707)	(8,395)	(31,102)

56

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Philippines	Standard Chartered Bank	$10,000	1.00	%(1)	9/20/15	$(42,977)	$(22,905)	$(65,882)
Poland	Bank of America, N.A.	8,500	1.00	(1)	9/20/19	(201,515)	125,277	(76,238)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(205,713)	141,048	(64,665)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(103,366)	67,973	(35,393)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(355,615)	233,897	(121,718)
Poland	Citibank, N.A.	955	1.00	(1)	9/20/19	(22,641)	14,510	(8,131)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(32,021)	35,656	3,635
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(32,021)	33,591	1,570
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(250,675)	157,741	(92,934)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(71,614)	45,596	(26,018)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	(21,853)	33,440	11,587
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	(2,936)	25,955	23,019
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	(7,330)	11,570	4,240
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(32,077)	25,245	(6,832)
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(120,781)	124,417	3,636
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(32,077)	23,794	(8,283)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(73,404)	54,449	(18,955)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(41,460)	30,563	(10,897)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(82,544)	51,221	(31,323)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	2,939	(10,925)	(7,986)
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	13,866	2,484	16,350
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(34,488)	23,994	(10,494)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(30,522)	34,033	3,511
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(37,451)	26,968	(10,483)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(61,495)	51,010	(10,485)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(26,007)	16,544	(9,463)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(65,206)	42,790	(22,416)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	43,168	30,966	74,134
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	7,345	(27,666)	(20,321)
Russia	JPMorgan Chase Bank, N.A.	16,870	1.00	(1)	6/20/18	1,123,041	(190,386)	932,655
Russia	JPMorgan Chase Bank, N.A.	8,550	1.00	(1)	6/20/18	569,176	(87,066)	482,110
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(1,231,493)	896,443	(335,050)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	254,755	(135,583)	119,172
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/20	306,548	(131,582)	174,966
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	1,012,660	(369,185)	643,475
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	307,553	(122,987)	184,566
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	2,631,461	(1,533,169)	1,098,292
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	1,872,040	(1,207,938)	664,102
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	1,446,944	(891,427)	555,517
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	1,788,459	(1,451,958)	336,501
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	254,755	(156,728)	98,027
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	226,761	(97,662)	129,099
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	226,762	(111,230)	115,532

57

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April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Barclays Bank PLC	$5,000	1.00	%(1)	3/20/20	$226,761	$(159,117)	$67,644
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	502,343	(466,928)	35,415
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	659,836	(505,781)	154,055
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	715,836	(260,004)	455,832
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	437,488	(168,424)	269,064
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	975,114	(679,712)	295,402
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	816,041	(610,101)	205,940
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,512,551	(1,066,299)	446,252
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	975,115	(698,372)	276,743
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	231,297	(109,244)	122,053
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	208,620	(119,873)	88,747
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	251,172	(171,736)	79,436
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	502,343	(455,781)	46,562
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,012,660	(392,522)	620,138
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	622,855	(311,821)	311,034
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	461,330	(187,913)	273,417
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	898,723	(757,622)	141,101
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	687,330	(383,214)	304,116
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	306,548	(130,393)	176,155
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	302,425	(156,238)	146,187
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	79,730	(41,229)	38,501
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	775,142	(293,418)	481,724
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	1,522,437	(1,233,659)	288,778
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	1,366,059	(1,102,199)	263,860
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,033,223	(399,009)	634,214
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	478,019	(187,593)	290,426
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	960,735	(754,463)	206,272
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	753,630	(595,249)	158,381
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	685,801	(520,176)	165,625
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	210,274	(153,368)	56,906
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	185,607	(162,470)	23,137
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	231,297	(107,323)	123,974
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	226,761	(108,983)	117,778
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	235,832	(156,632)	79,200
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	251,171	(165,977)	85,194
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	251,172	(235,318)	15,854
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	799,864	(553,171)	246,693
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	359,490	(229,149)	130,341
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	664,006	(516,150)	147,856
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(183,355)	(185,105)	(368,460)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(82,235)	(311,376)	(393,611)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(145,734)	(66,903)	(212,637)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(122,237)	(437,369)	(559,606)

58

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April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Spain	Barclays Bank PLC	$7,412	1.00	%(1)	9/20/20	$(81,270)	$(389,942)	$(471,212)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(45,757)	(270,848)	(316,605)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(431,582)	(2,593,220)	(3,024,802)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(31,959)	(68,991)	(100,950)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(145,734)	(152,767)	(298,501)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(54,823)	(152,537)	(207,360)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(117,610)	(116,417)	(234,027)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(122,237)	(274,412)	(396,649)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(170,520)	(507,897)	(678,417)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(124,859)	(643,405)	(768,264)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(232,897)	(1,399,391)	(1,632,288)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(61,119)	(220,456)	(281,575)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(93,671)	(459,023)	(552,694)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(54,823)	(148,527)	(203,350)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(164,470)	(882,734)	(1,047,204)
Thailand	Bank of America, N.A.	4,000	1.00	(1)	9/20/15	(17,390)	(2,183)	(19,573)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(38,637)	—	(38,637)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(15,826)	—	(15,826)
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(21,739)	(3,814)	(25,553)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(20,434)	(2,390)	(22,824)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(39,129)	(4,580)	(43,709)
Thailand	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(43,477)	(5,089)	(48,566)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(21,738)	(2,543)	(24,281)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(21,738)	(3,635)	(25,373)
Tunisia	Barclays Bank PLC	7,030	1.00	(1)	9/20/17	179,303	(301,165)	(121,862)
Tunisia	Citibank, N.A.	3,990	1.00	(1)	9/20/17	101,767	(183,726)	(81,959)
Tunisia	Deutsche Bank AG	7,390	1.00	(1)	6/20/17	152,510	(264,204)	(111,694)
Tunisia	Deutsche Bank AG	13,700	1.00	(1)	6/20/17	282,731	(464,023)	(181,292)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	170,886	(259,864)	(88,978)
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	189,505	(303,320)	(113,815)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	170,886	(287,731)	(116,845)
Tunisia	JPMorgan Chase Bank, N.A.	8,770	1.00	(1)	9/20/17	223,682	(395,109)	(171,427)
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	41,274	(71,452)	(30,178)
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	172,530	(307,991)	(135,461)

						$43,298,765	$(49,991,716)	$(6,692,951)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $694,501,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular

59

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Notes to Consolidated Financial Statements (Unaudited) — continued

reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	3-month USD-LIBOR-BBA on USD 14,691,061 plus TRY 26,000,000 at settlement date	6.97% on TRY 26,000,000 plus USD 14,691,061 at settlement date	8/18/11/ 8/18/21	$5,411,873
Barclays Bank PLC	3-month USD-LIBOR-BBA on USD 40,080,160 plus TRY 60,000,000 at settlement date	8.25% on TRY 60,000,000 plus USD 40,080,160 at settlement date	8/11/10/ 8/11/20	17,134,876
Barclays Bank PLC	3-month USD-LIBOR-BBA on USD 16,650,318 plus TRY 25,350,110 at settlement date	8.32% on TRY 25,350,110 plus USD 16,650,318 at settlement date	8/16/10/ 8/16/20	6,936,877
Citibank, N.A.	3-month USD-LIBOR-BBA on USD 16,700,067 plus TRY 25,000,000 at settlement date	8.20% on TRY 25,000,000 plus USD 16,700,067 at settlement date	8/11/10/ 8/11/20	7,162,308
Citibank, N.A.	3-month USD-LIBOR-BBA on USD 2,448,998 plus TRY 3,908,602 at settlement date	8.23% on TRY 3,908,602 plus USD 2,448,998 at settlement date	2/25/11/ 2/25/21	1,035,918
Deutsche Bank AG	3-month USD-LIBOR-BBA on USD 14,860,702 plus TRY 22,253,902 at settlement date	8.26% on TRY 22,253,902 plus USD 14,860,702 at settlement date	8/11/10/ 8/11/20	6,346,289
Deutsche Bank AG	3-month USD-LIBOR-BBA on USD 8,995,784 plus TRY 14,321,288 at settlement date	8.20% on TRY 14,321,288 plus USD 8,995,784 at settlement date	2/24/11/ 2/24/21	3,824,187
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 297,341,420 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	2/24/20/ 2/24/25	85,207
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 275,285,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/3/20/ 3/3/25	46,906
Deutsche Bank AG	3-month ZAR JIBAR + 61 bp on ZAR 281,690,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	42,717
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 275,285,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	46,859
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 281,680,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	4/1/20/ 4/1/25	47,285

60

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Notes to Consolidated Financial Statements (Unaudited) — continued

Cross-Currency Swaps (continued)
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month USD-LIBOR-BBA on USD 18,012,008 plus TRY 27,000,000 at settlement date	8.29% on TRY 27,000,000 plus USD 18,012,008 at settlement date	8/11/10/ 8/11/20	$7,666,943
JPMorgan Chase Bank, N.A.	3-month USD-LIBOR-BBA on USD 13,333,333 plus TRY 20,000,000 at settlement date	8.36% on TRY 20,000,000 plus USD 13,333,333 at settlement date	8/11/10/ 8/11/20	5,644,812
JPMorgan Chase Bank, N.A.	3-month USD-LIBOR-BBA on USD 5,610,195 plus TRY 10,000,173 at settlement date	6.96% on TRY 10,000,173 plus USD 5,610,195 at settlement date	8/18/11/ 8/18/21	2,070,930
JPMorgan Chase Bank, N.A.	10.76% on TRY 52,047,000 plus USD 24,435,211 at settlement date	3-month USD-LIBOR-BBA on USD 24,435,211 plus TRY 52,047,000 at settlement date	4/8/14/ 4/8/16	(4,766,511)

				$58,737,476

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)	Portfolio Pays Floating Rate on Notional Amount (000’s omitted)	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Deutsche Bank AG	CLF 692	CLP 16,650,709	6-month Sinacofi Chile Interbank Rate	1.00%	8/7/18	$978,587

Deutsche Bank AG	CLF 721	CLP 17,345,119	6-month Sinacofi Chile Interbank Rate	0.95	8/8/18	967,419

Goldman Sachs International	CLF 74	CLP 1,807,826	6-month Sinacofi Chile Interbank Rate	1.17	12/9/19	26,789

						$1,972,795

						Net Unrealized Appreciation (Depreciation)

						$60,710,271

CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
TRY	–	New Turkish Lira
USD	–	United States Dollar
ZAR	–	South African Rand

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

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Notes to Consolidated Financial Statements (Unaudited) — continued

Written options activity for the six months ended April 30, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received

Outstanding, beginning of period	959	AUD	—	CAD	—	CNH	1,925,000	EUR	134,142	GBP	57,668	JPY	14,321,055	$23,707,575
Options written	326		230,416		88,807		—		319,768		61,338		5,151,960	53,755,814
Options exercised	—		(230,416)		(88,807)		(803,623)		(34,553)		—		—	(17,772,622)
Options expired	(959)		—		—		(491,377)		—		(57,669)		—	(6,811,966)

Outstanding, end of period	326	AUD	—	CAD	—	CNH	630,000	EUR	419,357	GBP	61,337	JPY	19,473,015	$52,878,801

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
GBP	–	British Pound Sterling
JPY	–	Japanese Yen

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity futures contracts, equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter written options, swap contracts (other than centrally cleared swaps), forward foreign currency exchange and non-deliverable bond forward contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $204,662,940. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $12,081,785 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an

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Notes to Consolidated Financial Statements (Unaudited) — continued

ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Securities of unaffiliated issuers, at value	$—	$—	$10,450,219	$83,312,018	$—	$93,762,237
Net unrealized depreciation*	2,901,548	329,653	902,442	—	6,622,904	10,756,547
Receivable for open forward foreign currency exchange contracts	—	—	—	37,062,811	—	37,062,811
Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	52,864,694	—	—	92,393,298	145,257,992
Receivable for open non-deliverable bond forward contracts	—	—	—	—	1,857,912	1,857,912

Total Asset Derivatives	$2,901,548	$53,194,347	$11,352,661	$120,374,829	$100,874,114	$288,697,499

Derivatives not subject to master netting or similar agreements	$2,901,548	$329,653	$902,442	$—	$6,622,904	$10,756,547

Total Asset Derivatives subject to master netting or similar agreements	$—	$52,864,694	$10,450,219	$120,374,829	$94,251,210	$277,940,952

63

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$—	$(10,263,305)	$(74,067,184)	$—	$(84,330,489)
Net unrealized depreciation*	—	—	(608,418)	—	(20,578,001)	(21,186,419)
Payable for open forward foreign currency exchange contracts	—	—	—	(76,009,426)	—	(76,009,426)
Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(13,648,733)	—	—	(30,674,292)	(44,323,025)

Total Liability Derivatives	$—	$(13,648,733)	$(10,871,723)	$(150,076,610)	$(51,252,293)	$(225,849,359)

Derivatives not subject to master netting or similar agreements	$—	$—	$(608,418)	$—	$(20,578,001)	$(21,186,419)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(13,648,733)	$(10,263,305)	$(150,076,610)	$(30,674,292)	$(204,662,940)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$132,229	$(132,229)	$—	$—	$—
Bank of America, N.A.	18,769,084	(18,769,084)	—	—	—
Barclays Bank PLC	38,748,417	(5,889,099)	—	(32,859,318)	—
BNP Paribas	19,584,425	(13,146,601)	(6,371,629)	—	66,195
Citibank, N.A.	55,023,668	(32,912,829)	—	(22,110,839)	—
Credit Suisse International	4,485,117	(588,690)	(3,896,427)	—	—
Deutsche Bank AG	46,473,712	(37,961,377)	(8,512,335)	—	—
Goldman Sachs International	53,256,192	(52,508,493)	(747,699)	—	—
HSBC Bank USA, N.A.	1,926,387	(1,034,100)	(892,287)	—	—
JPMorgan Chase Bank, N.A.	24,637,315	(15,538,321)	—	(9,098,994)	—
Morgan Stanley & Co. International PLC	1,716,290	(1,716,290)	—	—	—
Nomura International PLC	3,464,709	(3,464,709)	—	—	—
Standard Chartered Bank	9,379,847	(9,379,847)	—	—	—
The Bank of Nova Scotia	336,215	—	—	—	336,215
UBS AG	7,345	—	—	—	7,345

	$277,940,952	$(193,041,669)	$(20,420,377)	$(64,069,151)	$409,755

64

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(2,796,976)	$132,229	$270,006	$—	$(2,394,741)
Bank of America, N.A.	(18,888,087)	18,769,084	—	—	(119,003)
Barclays Bank PLC	(5,889,099)	5,889,099	—	—	—
BNP Paribas	(13,146,601)	13,146,601	—	—	—
Citibank, N.A.	(32,912,829)	32,912,829	—	—	—
Credit Suisse International	(588,690)	588,690	—	—	—
Deutsche Bank AG	(37,961,377)	37,961,377	—	—	—
Goldman Sachs International	(52,508,493)	52,508,493	—	—	—
HSBC Bank USA, N.A.	(1,034,100)	1,034,100	—	—	—
JPMorgan Chase Bank, N.A.	(15,538,321)	15,538,321	—	—	—
Morgan Stanley & Co. International PLC	(4,972,455)	1,716,290	3,256,165	—	—
Nomura International PLC	(4,490,121)	3,464,709	1,025,412	—	—
Standard Bank PLC	(3,842,926)	—	2,511,356	—	(1,331,570)
Standard Chartered Bank	(10,092,865)	9,379,847	—	—	(713,018)

	$(204,662,940)	$193,041,669	$7,062,939	$—	$(4,558,332)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at April 30, 2015 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2015 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(3,087,350)	$(12,629,595)	$—
Futures contracts	4,823,895	—	(1,161,725)	—	(39,674,022)
Written options	—	—	2,545,528	22,039,061	—
Swap contracts	—	(9,777,738)	1,498,941	—	(2,506,925)
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	226,468,643	—

Non-deliverable bond forward contracts	—	—	—	—	993,173

Total	$4,823,895	$(9,777,738)	$(204,606)	$235,878,109	$(41,187,774)

65

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$5,155,418	$31,157,451	$—
Futures contracts	(4,941,441)	—	(4,675,982)	—	2,847,548
Written options	—	—	(4,710,381)	(22,525,342)	—
Swap contracts	—	8,492,411	(400,646)	—	11,160,130
Foreign currency and forward foreign currency exchange contracts	—	—	—	(94,143,473)	—

Non-deliverable bond forward contracts	—	—	—	—	1,857,912

Total	$(4,941,441)	$8,492,411	$(4,631,591)	$(85,511,364)	$15,865,590

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Swap Contracts

$179,194,000	$2,584,516,000	$4,391,068,000	$285,198,000	$8,695,779,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were approximately $1,299,602,000 and 2,447 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

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Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest

Barclays Bank PLC	3/23/15	On Demand	(1.85)%	$2,270,232	$2,270,232
Barclays Bank PLC	3/23/15	On Demand	(1.85)	3,274,547	3,274,547
Barclays Bank PLC	3/23/15	On Demand	(2.50)	12,415,005	12,415,005
Citibank, N.A.	4/14/15	On Demand	(1.00)	2,731,820	2,731,820
JPMorgan Chase Bank, N.A.	4/6/15	On Demand	(0.25)	1,001,765	1,001,765
JPMorgan Chase Bank, N.A.	4/6/15	On Demand	(0.75)	3,506,518	3,506,518
JPMorgan Chase Bank, N.A.	4/22/15	On Demand	(0.50)	22,767,155	22,767,155
JPMorgan Chase Bank, N.A.	4/22/15	On Demand	(1.00)	16,463,669	16,463,669

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the six months ended April 30, 2015, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $73,763,000 and (1.80)%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2015.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

Bank of America, N.A.	$21,098,982	$—	$(20,336,499)	$762,483

	$21,098,982	$—	$(20,336,499)	$762,483

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

Barclays Bank PLC	$(17,959,784)	$—	$17,959,784	$—
Citibank, N.A.	(2,731,820)	—	2,731,820	—
JPMorgan Chase Bank, N.A.	(43,739,107)	—	43,739,107	—

	$(64,430,711)	$—	$64,430,711	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

67

Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Foreign Government Bonds	$—	$2,611,766,635		$—	$2,611,766,635
Foreign Corporate Bonds	—	123,742,338		—	123,742,338
Senior Floating-Rate Interests	—	19,298,018		—	19,298,018
Sovereign Loans (Less Unfunded Loan Commitments)	—	—		12,396,887	12,396,887
Corporate Bonds & Notes	—	615,384		—	615,384
Collateralized Mortgage Obligations	—	53,195,044		—	53,195,044
Mortgage Pass-Throughs	—	595,221,421		—	595,221,421
U.S. Treasury Obligations	—	32,446,407		—	32,446,407
Common Stocks	—	54,076,042	**	—	54,076,042
Investment Funds	—	13,337,418		—	13,337,418
Precious Metals	28,541,051	—		—	28,541,051
Currency Put Options Purchased	—	83,312,018		—	83,312,018
Call Options Purchased	—	10,450,219		—	10,450,219
Short-Term Investments —
Foreign Government Securities	—	290,690,116		—	290,690,116
U.S. Treasury Obligations	—	26,000,598		—	26,000,598
Repurchase Agreements	—	21,098,982		—	21,098,982
Other	—	702,428,326		—	702,428,326

Total Investments	$28,541,051	$4,637,678,966		$12,396,887	$4,678,616,904

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Global Macro Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3*	Total

Forward Foreign Currency Exchange Contracts	$—	$37,062,811	$—	$37,062,811
Non-deliverable Bond Forward Contracts	—	1,857,912	—	1,857,912
Futures Contracts	3,880,625	902,442	—	4,783,067
Swap Contracts	—	151,760,704	—	151,760,704

Total	$32,421,676	$4,829,262,835	$12,396,887	$4,874,081,398

Liability Description

Currency Put Options Written	$—	$(74,067,184)	$—	$(74,067,184)
Call Options Written	—	(10,263,305)	—	(10,263,305)
Securities Sold Short	—	(19,752,771)	—	(19,752,771)
Forward Foreign Currency Exchange Contracts	—	(76,009,426)	—	(76,009,426)
Futures Contracts	(13,688,940)	(580,328)	—	(14,269,268)
Swap Contracts	—	(51,252,303)	—	(51,252,303)

Total	$(13,688,940)	$(231,925,317)	$—	$(245,614,257)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

69

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

70

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Macro Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolio, including the provision of administrative services.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

71

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

72

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Portfolio

Michael A. Cirami

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

73

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

74

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This Page Intentionally Left Blank

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757 4.30.15

Eaton Vance

Global Macro Absolute Return Advantage Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Global Macro Absolute Return Advantage Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	63

Officers and Trustees	66

Important Notices	67

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/31/2010	08/31/2010	3.91%	8.95%	—	2.95%
Class A with 4.75% Maximum Sales Charge	—	—	–1.06	3.81	—	1.87
Class C at NAV	08/31/2010	08/31/2010	3.49	8.17	—	2.24
Class C with 1% Maximum Sales Charge	—	—	2.49	7.17	—	2.24
Class I at NAV	08/31/2010	08/31/2010	4.02	9.24	—	3.25
Class R at NAV	12/01/2010	08/31/2010	3.73	8.58	—	2.74
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	—	0.01%	0.02%	0.09%	0.08%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.74%	2.47%	1.45%	1.95%
Net			1.61	2.31	1.31	1.81

Fund Profile4

Asset Allocation (% of net assets)5

*	Net of securities sold short.

Foreign Currency Exposure (% of net assets)6

Serbia	8.7%		Nigeria	0.0	%*
Poland	8.3		South Korea	0.0	*
China	7.9		Singapore	–0.0	*
Sri Lanka	6.4		Romania	–0.0	*
India	6.1		United Kingdom	–0.1
Lebanon	4.0		Norway	–0.3
Philippines	3.9		Turkey	–0.3
Mexico	3.9		Brazil	–0.3
Bangladesh	2.3		Gold	–0.9
Iceland	2.2		Switzerland	–2.0
Dominican Republic	1.8		Oman	–2.5
Uruguay	1.6		Brent Crude Oil	–2.7
Chile	1.6		Japan	–3.2
Indonesia	1.5		South Africa	–3.7
Platinum	0.8		New Zealand	–4.1
Azerbaijan	0.3		Canada	–6.1
Kenya	0.3		Hungary	–8.2
Uganda	0.2		Taiwan	–9.9
Sweden	0.2		Australia	–10.1
Thailand	0.1		Euro	–16.2
Colombia	0.1		Total Long	62.2
Malaysia	0.0	*	Total Short	–70.6
Jordan	0.0	*	Total Net	–8.4
Zambia	0.0	*

*	Amount is less than 0.05% or –0.05%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The Gross Expense Ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratios exclude interest expense associated with certain investment transactions.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other net assets represents other assets less liabilities and includes investment types, if any, each less than 1% of net assets.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,039.10	$8.04	1.59%
Class C	$1,000.00	$1,034.90	$11.55	2.29%
Class I	$1,000.00	$1,040.20	$6.53	1.29%
Class R	$1,000.00	$1,037.30	$9.04	1.79%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.90	$7.95	1.59%
Class C	$1,000.00	$1,013.40	$11.43	2.29%
Class I	$1,000.00	$1,018.40	$6.46	1.29%
Class R	$1,000.00	$1,015.90	$8.95	1.79%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost, $1,432,368,591)	$1,413,868,565
Receivable for Fund shares sold	4,338,424
Total assets	$1,418,206,989

Liabilities
Payable for Fund shares redeemed	$2,103,777
Payable to affiliates:
Distribution and service fees	148,708
Trustees’ fees	43
Accrued expenses	278,688
Total liabilities	$2,531,216
Net Assets	$1,415,675,773

Sources of Net Assets
Paid-in capital	$1,385,732,280
Accumulated net realized gain from Portfolio	43,919,866
Accumulated undistributed net investment income	4,523,653
Net unrealized depreciation from Portfolio	(18,500,026)
Total	$1,415,675,773

Class A Shares
Net Assets	$454,947,523
Shares Outstanding	44,623,758
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.20
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.71

Class C Shares
Net Assets	$47,550,097
Shares Outstanding	4,742,398
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.03

Class I Shares
Net Assets	$909,838,431
Shares Outstanding	88,418,464
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.29

Class R Shares
Net Assets	$3,339,722
Shares Outstanding	330,173
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.12

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest allocated from Portfolio (net of foreign taxes, $1,239,483)	$43,166,885
Dividends allocated from Portfolio (net of foreign taxes, $4,218)	72,138
Expenses, excluding interest expense, allocated from Portfolio	(7,257,796)
Interest expense allocated from Portfolio	(164,361)
Total investment income from Portfolio	$35,816,866

Expenses
Distribution and service fees
Class A	$593,601
Class C	238,188
Class R	8,768
Trustees’ fees and expenses	250
Custodian fee	29,894
Transfer and dividend disbursing agent fees	792,955
Legal and accounting services	29,731
Printing and postage	80,326
Registration fees	76,718
Miscellaneous	9,652
Total expenses	$1,860,083

Net investment income	$33,956,783

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $446,590)	$(21,150,863)
Written options	12,990,530
Futures contracts	(13,032,740)
Swap contracts	(4,378,201)
Forward commodity contracts	947,259
Foreign currency and forward foreign currency exchange contract transactions	86,994,374
Non-deliverable bond forward contracts	1,116,873
Net realized gain	$63,487,232
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $257,286)	$2,632,073
Written options	(14,903,980)
Securities sold short	486,050
Futures contracts	(2,915,576)
Swap contracts	12,583,458
Forward commodity contracts	(1,057,605)
Foreign currency and forward foreign currency exchange contracts	(44,999,234)
Non-deliverable bond forward contracts	1,107,664
Net change in unrealized appreciation (depreciation)	$(47,067,150)

Net realized and unrealized gain	$16,420,082

Net increase in net assets from operations	$50,376,865

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$33,956,783	$46,782,530
Net realized gain (loss) from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	63,487,232	(24,535,967)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(47,067,150)	49,287,891
Net increase in net assets from operations	$50,376,865	$71,534,454
Distributions to shareholders —
From net investment income
Class A	$(12,816,911)	$—
Class C	(1,141,091)	—
Class I	(30,257,852)	—
Class R	(114,823)	—
Total distributions to shareholders	$(44,330,677)	$—
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$134,134,928	$270,318,280
Class C	4,306,601	6,436,893
Class I	224,008,677	369,100,599
Class R	7,808	2,013,782
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	11,775,077	—
Class C	753,564	—
Class I	27,868,126	—
Class R	114,823	—
Cost of shares redeemed
Class A	(65,071,977)	(212,076,049)
Class C	(6,840,671)	(43,144,154)
Class I	(144,882,239)	(443,523,411)
Class R	(460,636)	(1,854,960)
Net increase (decrease) in net assets from Fund share transactions	$185,714,081	$(52,729,020)

Net increase in net assets	$191,760,269	$18,805,434

Net Assets
At beginning of period	$1,223,915,504	$1,205,110,070
At end of period	$1,415,675,773	$1,223,915,504

Accumulated undistributed net investment income included in net assets
At end of period	$4,523,653	$14,897,547

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,								Period Ended October 31, 2010(1)
			2014		2013		2012		2011
Net asset value — Beginning of period	$10.160		$9.540		$10.260		$10.050		$10.060		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.253		$0.407		$0.297		$0.387		$0.171		$0.028
Net realized and unrealized gain (loss)	0.130		0.213		(0.485)		0.078		(0.163)		0.032

Total income (loss) from operations	$0.383		$0.620		$(0.188)		$0.465		$0.008		$0.060

Less Distributions
From net investment income	$(0.343)		$—		$—		$(0.255)		$—		$—
From net realized gain	—		—		(0.532)		—		(0.018)		—

Total distributions	$(0.343)		$—		$(0.532)		$(0.255)		$(0.018)		$—

Net asset value — End of period	$10.200		$10.160		$9.540		$10.260		$10.050		$10.060

Total Return(3)	3.91	%(4)	6.50%		(1.92)%		4.79%		0.07%		0.60	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$454,948		$372,302		$293,691		$243,609		$268,739		$36,143
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.59	%(7)(8)	1.74	%(8)	1.94	%(8)	2.02	%(8)	1.80	%(8)(9)	1.55	%(7)(9)
Net investment income	5.04	%(7)	4.16%		3.02%		3.87%		1.69%		1.69	%(7)
Portfolio Turnover of the Portfolio	27	%(4)	116%		65%		91%		50%		7	%(4)

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.13%, 0.42%, 0.47% and 0.25% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(9)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07% and 1.38% of average daily net assets for the year ended October 31, 2011 and the period from the start of business, August 31, 2010, to October 31, 2010, respectively). Absent this reimbursement, total return would be lower.

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,								Period Ended October 31, 2010(1)
			2014		2013		2012		2011
Net asset value — Beginning of period	$9.930		$9.390		$10.170		$9.980		$10.060		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.211		$0.318		$0.231		$0.315		$0.101		$0.015
Net realized and unrealized gain (loss)	0.126		0.222		(0.479)		0.075		(0.163)		0.045

Total income (loss) from operations	$0.337		$0.540		$(0.248)		$0.390		$(0.062)		$0.060

Less Distributions
From net investment income	$(0.237)		$—		$—		$(0.200)		$—		$—
From net realized gain	—		—		(0.532)		—		(0.018)		—

Total distributions	$(0.237)		$—		$(0.532)		$(0.200)		$(0.018)		$—

Net asset value — End of period	$10.030		$9.930		$9.390		$10.170		$9.980		$10.060

Total Return(3)	3.49	%(4)	5.75%		(2.56)%		4.02%		(0.62)%		0.60	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,550		$48,835		$82,387		$98,230		$112,833		$8,747
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.29	%(7)(8)	2.47	%(8)	2.64	%(8)	2.72	%(8)	2.49	%(8)(9)	2.25	%(7)(9)
Net investment income	4.27	%(7)	3.34%		2.37%		3.17%		1.01%		0.89	%(7)
Portfolio Turnover of the Portfolio	27	%(4)	116%		65%		91%		50%		7	%(4)

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.16%, 0.42%, 0.47% and 0.24% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(9)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07% and 1.38% of average daily net assets for the year ended October 31, 2011 and the period from the start of business, August 31, 2010, to October 31, 2010, respectively). Absent this reimbursement, total return would be lower.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,								Period Ended October 31, 2010(1)
			2014		2013		2012		2011
Net asset value — Beginning of period	$10.260		$9.610		$10.300		$10.090		$10.070		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.269		$0.432		$0.318		$0.419		$0.204		$0.025
Net realized and unrealized gain (loss)	0.129		0.218		(0.476)		0.076		(0.166)		0.045

Total income (loss) from operations	$0.398		$0.650		$(0.158)		$0.495		$0.038		$0.070

Less Distributions
From net investment income	$(0.368)		$—		$—		$(0.285)		$—		$—
From net realized gain	—		—		(0.532)		—		(0.018)		—

Total distributions	$(0.368)		$—		$(0.532)		$(0.285)		$(0.018)		$—

Net asset value — End of period	$10.290		$10.260		$9.610		$10.300		$10.090		$10.070

Total Return(3)	4.02	%(4)	6.76%		(1.60)%		5.09%		0.37%		0.70	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$909,838		$799,117		$825,738		$448,057		$463,076		$56,036
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.29	%(7)(8)	1.45	%(8)	1.65	%(8)	1.72	%(8)	1.50	%(8)(9)	1.25	%(7)(9)
Net investment income	5.31	%(7)	4.40%		3.22%		4.17%		2.02%		1.50	%(7)
Portfolio Turnover of the Portfolio	27	%(4)	116%		65%		91%		50%		7	%(4)

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.14%, 0.42%, 0.47% and 0.25% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(9)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07% and 1.38% of average daily net assets for the year ended October 31, 2011 and the period from the start of business, August 31, 2010, to October 31, 2010, respectively). Absent this reimbursement, total return would be lower.

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,						Period Ended October 31, 2011(1)
			2014		2013		2012
Net asset value — Beginning of period	$10.080		$9.480		$10.220		$10.040		$10.100

Income (Loss) From Operations
Net investment income(2)	$0.236		$0.381		$0.275		$0.373		$0.138
Net realized and unrealized gain (loss)	0.127		0.219		(0.483)		0.071		(0.180)

Total income (loss) from operations	$0.363		$0.600		$(0.208)		$0.444		$(0.042)

Less Distributions
From net investment income	$(0.323)		$—		$—		$(0.264)		$—
From net realized gain	—		—		(0.532)		—		(0.018)

Total distributions	$(0.323)		$—		$(0.532)		$(0.264)		$(0.018)

Net asset value — End of period	$10.120		$10.080		$9.480		$10.220		$10.040

Total Return(3)	3.73	%(4)	6.22%		(2.03)%		4.48%		(0.42	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,340		$3,661		$3,295		$2,832		$1,625
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.79	%(7)(8)	1.95	%(8)	2.14	%(8)	2.22	%(8)	2.10	%(7)(8)(9)
Net investment income	4.74	%(7)	3.94%		2.81%		3.74%		1.50	%(7)
Portfolio Turnover of the Portfolio	27	%(4)	116%		65%		91%		50	%(10)

(1)	For the period from commencement of operations on December 1, 2010 to October 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Includes interest and dividend expense, primarily on securities sold short, of 0.02%, 0.14%, 0.42%, 0.47% and 0.35% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013 and 2012 and the period from commencement of operations on December 1, 2010 to October 31, 2011, respectively.

(9)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.07% of average daily net assets for the period from commencement of operations on December 1, 2010 to October 31, 2011). Absent this reimbursement, total return would be lower.

(10)	For the Portfolio’s year ended October 31, 2011.

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (80.3% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $19,075,187 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2014, $50,154 are short-term and $19,025,033 are long-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2015, the Fund incurred no adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $2,749 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,582 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $593,601 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $178,641 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $4,384 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $59,547 and $4,384 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

13

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $200 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $194,925,547 and $54,313,138, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	13,216,295	27,665,182
Issued to shareholders electing to receive payments of distributions in Fund shares	1,201,538	—
Redemptions	(6,427,338)	(21,811,090)

Net increase	7,990,495	5,854,092

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	434,027	676,133
Issued to shareholders electing to receive payments of distributions in Fund shares	78,008	—
Redemptions	(688,460)	(4,533,866)

Net decrease	(176,425)	(3,857,733)

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	21,936,847	37,458,950
Issued to shareholders electing to receive payments of distributions in Fund shares	2,820,661	—
Redemptions	(14,194,859)	(45,553,105)

Net increase (decrease)	10,562,649	(8,094,155)

14

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	779	206,315
Issued to shareholders electing to receive payments of distributions in Fund shares	11,801	—
Redemptions	(45,794)	(190,507)

Net increase (decrease)	(33,214)	15,808

15

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 71.1%

Security		Principal Amount (000’s omitted)	Value

Angola — 0.7%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	11,457	$11,933,840

Total Angola			$11,933,840

Argentina — 1.8%
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	17,542	$16,076,137
Republic of Argentina, 8.75%, 5/7/24	USD	16,443	16,336,005

Total Argentina			$32,412,142

Bangladesh — 2.3%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	159,400	$2,055,028
Bangladesh Treasury Bond, 8.75%, 5/7/16	BDT	152,900	1,976,615
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	198,500	2,567,172
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	304,200	4,045,088
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	377,200	5,126,704
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	879,856
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	55,900	762,869
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	173,600	2,378,767
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	92,100	1,263,484
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	395,800	5,409,006
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	58,700	808,051
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	399,800	5,530,725
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	231,600	3,199,610
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	83,300	1,156,979
Bangladesh Treasury Bond, 11.75%, 7/10/18	BDT	73,600	1,017,292
Bangladesh Treasury Bond, 11.78%, 10/9/18	BDT	34,700	483,935
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	189,300	2,622,360

Total Bangladesh			$41,283,541

Barbados — 1.0%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	17,612	$15,410,500
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	2,715	2,375,625

Total Barbados			$17,786,125

Belarus — 0.2%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	3,112	$2,884,824

Total Belarus			$2,884,824

Security		Principal Amount (000’s omitted)	Value

Colombia — 0.4%
Republic of Colombia, 5.00%, 6/15/45	USD	7,360	$7,470,400

Total Colombia			$7,470,400

Cyprus — 2.0%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	18,273	$20,538,354
Republic of Cyprus, 4.625%, 2/3/20(1)(4)	EUR	7,387	8,846,076
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	4,346	5,160,500

Total Cyprus			$34,544,930

Dominican Republic — 2.2%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	119,220	$2,816,524
Dominican Republic International Bond, 5.50%, 1/27/25(4)	USD	7,375	7,651,563
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	168,000	4,051,048
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	67,400	1,736,257
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	209,400	5,598,488
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	18,100	483,919
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	102,000	2,911,684
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	412,200	13,197,208
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	8,200	262,535

Total Dominican Republic			$38,709,226

Ecuador — 9.2%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	68,770	$67,394,600
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	20,283	19,877,340
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	44,601	45,604,522
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	27,110	29,446,882

Total Ecuador			$162,323,344

Greece — 0.6%
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/23(1)(5)	EUR	898	$599,883
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/24(1)(5)	EUR	898	597,166
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/25(1)(5)	EUR	898	587,765

16	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Greece (continued)
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/26(1)(5)	EUR	898	$564,656
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/27(1)(5)	EUR	898	555,074
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/28(1)(5)	EUR	898	547,966
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/29(1)(5)	EUR	898	548,868
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/30(1)(5)	EUR	898	546,791
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/31(1)(5)	EUR	898	546,831
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/32(1)(5)	EUR	898	552,699
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/33(1)(5)	EUR	898	546,952
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/34(1)(5)	EUR	898	546,894
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/35(1)(5)	EUR	898	546,922
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/36(1)(5)	EUR	898	547,557
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/37(1)(5)	EUR	898	548,880
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/38(1)(5)	EUR	898	546,887
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/39(1)(5)	EUR	898	548,499
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/40(1)(5)	EUR	898	547,335
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/41(1)(5)	EUR	898	545,878
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/42(1)(5)	EUR	898	546,892

Total Greece			$11,120,395

Iceland — 2.1%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,011,710	$5,553,013
Republic of Iceland, 6.50%, 1/24/31	ISK	355,681	1,867,188
Republic of Iceland, 7.25%, 10/26/22	ISK	1,656,565	9,433,307
Republic of Iceland, 8.00%, 6/12/25	ISK	1,168,314	6,958,322
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	12,603,651

Total Iceland			$36,415,481

India — 1.7%
India Government Bond, 7.16%, 5/20/23	INR	778,110	$11,787,665
India Government Bond, 8.12%, 12/10/20	INR	1,096,550	17,487,137

Total India			$29,274,802

Security		Principal Amount (000’s omitted)	Value

Iraq — 1.6%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	32,687	$28,355,972

Total Iraq			$28,355,972

Ivory Coast — 0.9%
Ivory Coast, 6.375%, 3/3/28(3)(4)	USD	15,800	$15,918,500

Total Ivory Coast			$15,918,500

Kenya — 1.1%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$4,123,228
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	886,290
Republic of Kenya, 6.875%, 6/24/24(1)	USD	14,312	15,170,720

Total Kenya			$20,180,238

Lebanon — 2.9%
Lebanese Republic, 8.50%, 8/6/15	USD	750	$759,375
Lebanese Republic, 8.50%, 1/19/16(1)	USD	27,730	28,658,955
Lebanon Treasury Note, 6.50%, 5/14/15	LBP	9,468,480	6,286,970
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	6,680,680	4,438,339
Lebanon Treasury Note, 6.50%, 6/25/15	LBP	8,595,650	5,716,264
Lebanon Treasury Note, 6.50%, 12/10/15	LBP	6,484,640	4,347,916

Total Lebanon			$50,207,819

Macedonia — 3.0%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	12,090	$13,846,760
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	33,173	38,178,762

Total Macedonia			$52,025,522

Mozambique — 0.6%
Republic of Mozambique, 6.305%, 9/11/20(1)	USD	10,565	$10,348,417

Total Mozambique			$10,348,417

New Zealand — 2.1%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	11,436	$8,639,429
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	32,531	28,059,938

Total New Zealand			$36,699,367

Nigeria — 0.6%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	9,995	$10,278,758

Total Nigeria			$10,278,758

17	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Pakistan — 3.0%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	4,316	$4,542,590
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	3,216	3,320,520
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	9,409	9,968,036
Islamic Republic of Pakistan, 8.25%, 4/15/24(1)	USD	25,305	27,708,975
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	6,666	7,299,270

Total Pakistan			$52,839,391

Philippines — 0.8%
Republic of the Philippines, 6.25%, 1/14/36	PHP	529,000	$13,858,957

Total Philippines			$13,858,957

Rwanda — 1.0%
Republic of Rwanda, 6.625%, 5/2/23(1)(3)	USD	17,778	$18,183,303

Total Rwanda			$18,183,303

Serbia — 7.1%
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	1,825,940	$17,354,934
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,139,950	10,848,315
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	216,400	2,077,885
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,566,080	15,096,535
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	1,573,120	15,182,179
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	6,963,876
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	212,970	2,067,866
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	13,802,092
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	4,167,590	38,773,359
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	387,310	3,679,787

Total Serbia			$125,846,828

Slovenia — 3.3%
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	12,649	$19,582,998
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	13,090	15,154,162
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	19,955	23,739,266

Total Slovenia			$58,476,426

Sri Lanka — 4.9%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	17,349	$17,817,423
Republic of Sri Lanka, 6.00%, 1/14/19(1)	USD	2,530	2,618,550
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	5,972	6,240,740
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	5,770	6,000,800
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	75,470	566,260
Sri Lanka Government Bond, 8.00%, 9/1/16	LKR	1,685,340	12,801,169
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	65,470	506,802

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	949,560	$7,746,347
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	192,070	1,612,503
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	960,940	8,243,532
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	2,479,030	21,322,717

Total Sri Lanka			$85,476,843

Tanzania — 1.7%
United Republic of Tanzania, 6.397%, 3/9/20(1)(7)	USD	29,790	$30,758,175

Total Tanzania			$30,758,175

Thailand — 1.5%
Kingdom of Thailand, 1.25%, 3/12/28(1)(6)	THB	919,424	$25,634,116

Total Thailand			$25,634,116

Turkey — 3.1%
Turkey Government Bond, 2.00%, 10/26/22(6)	TRY	2,438	$888,900
Turkey Government Bond, 3.00%, 1/6/21(6)	TRY	62,013	24,061,883
Turkey Government Bond, 3.00%, 7/21/21(6)	TRY	37,662	14,634,273
Turkey Government Bond, 3.00%, 2/23/22(6)	TRY	18,249	7,104,571
Turkey Government Bond, 4.00%, 4/1/20(6)	TRY	17,337	7,012,319

Total Turkey			$53,701,946

Uganda — 0.0%(8)
Uganda Government Bond, 13.25%, 11/5/15	UGX	1,357,800	$452,046

Total Uganda			$452,046

Uruguay — 1.3%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	38,915	$1,419,714
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	72,680	2,605,436
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	48,701	1,715,219
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	6,000	207,612
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	55,956	1,870,089
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	23,630	764,912
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(6)	UYU	88,361	3,196,284
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(6)	UYU	116,572	4,240,874
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(6)	UYU	99,971	3,794,702
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(6)	UYU	101,288	3,820,292

Total Uruguay			$23,635,134

Venezuela — 5.0%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(3)	USD	61,712	$52,763,760
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(3)	USD	36,614	18,215,465
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	34,552	17,707,900

Total Venezuela			$88,687,125

18	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Zambia — 1.4%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	22,208	$24,095,569

Total Zambia			$24,095,569

Total Foreign Government Bonds (identified cost $1,284,521,380)			$1,251,819,502

Foreign Corporate Bonds — 5.1%

Security		Principal Amount (000’s omitted)	Value

Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(7)	USD	7,200	$6,948,000

Total Azerbaijan			$6,948,000

Georgia — 1.0%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	15,830	$16,668,990

Total Georgia			$16,668,990

India — 3.3%
Export-Import Bank of India, 8.15%, 3/5/25	INR	115,000	$1,812,139
Export-Import Bank of India, 8.87%, 10/30/29	INR	390,000	6,516,936
Food Corp. of India, 9.95%, 3/7/22	INR	500,000	8,626,450
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	113,000	1,812,910
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	400,000	6,455,798
NTPC, Ltd., 8.84%, 10/4/22	INR	200,000	3,241,294
NTPC, Ltd., 9.17%, 9/22/24	INR	290,000	4,846,470
Power Finance Corp., Ltd., 8.98%, 10/8/24	INR	300,000	4,917,541
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	400,000	6,497,108
Power Grid Corp. of India, Ltd., 8.93%, 10/20/26	INR	150,000	2,478,975
Power Grid Corp. of India, Ltd., 8.93%, 10/20/28	INR	150,000	2,502,998
Rural Electrification Corp., Ltd., 8.27%, 2/6/25	INR	100,000	1,567,212
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	400,000	6,444,201

Total India			$57,720,032

Russia — 0.4%
Gazprom OAO Via Gaz Capital SA, 4.30%, 11/12/15(4)	USD	7,550	$7,568,497

Total Russia			$7,568,497

Total Foreign Corporate Bonds (identified cost $89,423,597)			$88,905,519

Sovereign Loans — 0.2%

Borrower	Principal Amount (000’s omitted)	Value

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 3.45%, Maturing August 1, 2021(9)(10)(11)(12)	$3,300	$3,225,294

Total Ethiopia		$3,225,294

Total Sovereign Loans (identified cost $2,994,833)		$3,225,294

Collateralized Mortgage Obligations — 0.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.919%, 3/15/34(13)(14)	$3,767	$809,590
Series 3572, (Interest Only), Class JS, 6.619%, 9/15/39(13)(14)	7,067	1,113,087
Series 3586, (Interest Only), Class GS, 6.069%, 10/15/39(13)(14)	7,875	1,266,985

		$3,189,662

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.319%, 10/25/35(13)(14)	$11,379	$1,777,832
Series 2006-56, (Interest Only), Class CS, 7.029%, 7/25/36(13)(14)	5,296	1,152,368
Series 2006-72, (Interest Only), Class GI, 6.399%, 8/25/36(13)(14)	17,408	2,954,992
Series 2006-96, (Interest Only), Class SM, 7.069%, 10/25/36(13)(14)	11,785	2,101,986
Series 2007-36, (Interest Only), Class SG, 6.419%, 4/25/37(13)(14)	7,956	1,259,537
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(14)	3,937	264,433
Series 2010-109, (Interest Only), Class PS, 6.419%, 10/25/40(13)(14)	9,709	1,833,216
Series 2010-147, (Interest Only), Class KS, 5.769%, 1/25/41(13)(14)	8,081	1,129,758

		$12,474,122

Total Collateralized Mortgage Obligations (identified cost $13,282,526)		$15,663,784

19	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Common Stocks — 1.7%

Security	Shares	Value

Germany — 0.6%
Deutsche Annington Immobilien SE	146,755	$4,925,848
Deutsche Wohnen AG	195,793	5,135,585

Total Germany		$10,061,433

Singapore — 0.6%
Yoma Strategic Holdings, Ltd.(15)	25,949,666	$9,970,128

Total Singapore		$9,970,128

Sri Lanka — 0.4%
Commercial Bank of Ceylon PLC	969,961	$1,250,658
Dialog Axiata PLC	13,452,300	1,160,047
Hatton National Bank PLC (Non-Voting)	481,827	833,515
John Keells Holdings PLC	3,194,174	4,931,024

Total Sri Lanka		$8,175,244

United Kingdom — 0.1%
Genel Energy PLC(15)	212,615	$2,044,433

Total United Kingdom		$2,044,433

Total Common Stocks (identified cost $31,391,859)		$30,251,238

Investment Funds — 0.5%

Security	Shares	Value
Fondul Proprietatea SA	40,343,321	$9,222,209

Total Investment Funds (identified cost $10,062,767)		$9,222,209

Currency Put Options Purchased — 3.3%

Description	Counter- party	Principal Amount of Contracts (000’s omitted)		Strike Price		Expira- tion Date	Value

British Pound Sterling	BNP Paribas	GBP	8,583	USD	1.52	11/10/15	$307,729
British Pound Sterling	Goldman Sachs International	GBP	35,143	USD	1.52	11/10/15	1,260,024
Euro	Citibank, N.A.	EUR	56,078	USD	1.15	7/30/15	2,183,244
Euro	Citibank, N.A.	EUR	48,796	USD	1.21	7/30/15	4,283,747
Euro	Citibank, N.A.	EUR	36,166	USD	1.30	7/30/15	6,269,180

Description	Counter- party	Principal Amount of Contracts (000’s omitted)		Strike Price		Expira- tion Date	Value
Euro	Citibank, N.A.	EUR	34,824	USD	1.35	7/30/15	$7,773,126
Euro	Deutsche Bank AG	EUR	46,612	USD	1.10	11/1/16	1,867,106
Euro	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	3,269,125
Euro	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	5,183,069
Euro	Goldman Sachs International	EUR	43,087	USD	1.19	10/29/19	3,739,289
Euro	Goldman Sachs International	EUR	32,996	USD	1.38	10/29/19	6,366,772
Japanese Yen	Citibank, N.A.	JPY	2,497,845	JPY	105.00	6/22/15	2,857,059
Japanese Yen	Deutsche Bank AG	JPY	4,995,795	JPY	105.00	6/22/15	5,714,238
Japanese Yen	Goldman Sachs International	JPY	2,451,855	JPY	105.00	6/22/15	2,804,455
Japanese Yen	Goldman Sachs International	JPY	3,665,410	JPY	110.00	6/22/15	2,602,984
Japanese Yen	Goldman Sachs International	JPY	2,777,520	JPY	120.00	11/11/15	512,846
Japanese Yen	JPMorgan Chase Bank, N.A.	JPY	3,212,880	JPY	120.00	11/11/15	593,231
Yuan Renminbi Offshore	Bank of America, N.A.	CNH	217,369	CNH	6.30	5/14/15	13,481
Yuan Renminbi Offshore	Goldman Sachs International	CNH	198,431	CNH	6.30	5/14/15	14,767

Total Currency Put Options Purchased (identified cost $26,494,602)							$57,615,472

Call Options Purchased — 0.4%

Description	Counter- party	Number of Contracts	Strike Price		Expiration Date	Value

Nikkei 225 Index	Goldman Sachs International	221	JPY	16,000.00	5/13/16	$6,957,639
SGX CNX Nifty Index	Citibank, N.A.	1,145	INR	9,000.00	9/24/15	235,183

Total Call Options Purchased (identified cost $2,736,696)						$7,192,822

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 19.1%

Foreign Government Securities — 5.9%

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 7/15/15	ISK	258,560	$1,424,898
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	222,650	1,212,757

Total Iceland			$2,637,655

Lebanon — 2.8%
Lebanon Treasury Bill, 0.00%, 5/21/15	LBP	2,655,700	$1,758,949
Lebanon Treasury Bill, 0.00%, 6/4/15	LBP	4,721,900	3,121,344
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	2,045,200	1,350,728
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	5,696,000	3,750,513
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	9,058,300	5,959,297
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	4,710,200	3,092,505
Lebanon Treasury Bill, 0.00%, 8/6/15	LBP	4,069,540	2,666,744
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	28,502,800	18,276,605
Lebanon Treasury Bill, 0.00%, 1/28/16	LBP	10,978,760	7,024,147
Lebanon Treasury Bill, 0.00%, 2/11/16	LBP	4,000,000	2,553,335

Total Lebanon			$49,554,167

Sri Lanka — 2.7%
Sri Lanka Treasury Bill, 0.00%, 5/8/15	LKR	166,900	$1,251,876
Sri Lanka Treasury Bill, 0.00%, 6/12/15	LKR	230,000	1,715,058
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	215,470	1,602,915
Sri Lanka Treasury Bill, 0.00%, 7/3/15	LKR	610,000	4,532,510
Sri Lanka Treasury Bill, 0.00%, 7/10/15	LKR	2,566,420	19,047,220
Sri Lanka Treasury Bill, 0.00%, 11/27/15	LKR	313,250	2,269,260
Sri Lanka Treasury Bill, 0.00%, 12/18/15	LKR	117,170	845,649
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	128,570	926,810
Sri Lanka Treasury Bill, 0.00%, 1/1/16	LKR	92,650	667,074
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	122,300	879,481
Sri Lanka Treasury Bill, 0.00%, 1/15/16	LKR	1,068,360	7,673,355
Sri Lanka Treasury Bill, 0.00%, 1/29/16	LKR	187,570	1,343,892
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	16,650	118,858
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	518,270	3,695,225
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	16,830	119,851
Sri Lanka Treasury Bill, 0.00%, 3/11/16	LKR	125,860	895,207

Total Sri Lanka			$47,584,241

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 5/14/15	UGX	4,341,300	$1,445,328
Uganda Treasury Bill, 0.00%, 5/28/15	UGX	1,977,100	654,933
Uganda Treasury Bill, 0.00%, 6/11/15	UGX	3,378,300	1,113,473

Security		Principal Amount (000’s omitted)	Value

Uganda (continued)
Uganda Treasury Bill, 0.00%, 9/3/15	UGX	1,000,000	$319,003
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,191,200	377,702

Total Uganda			$3,910,439

Uruguay — 0.0%(8)
Monetary Regulation Bill, 0.00%, 6/22/15	UYU	6,410	$238,759
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	6,493	237,053

Total Uruguay			$475,812

Total Foreign Government Securities (identified cost $105,062,077)			$104,162,314

U.S. Treasury Obligations — 1.4%

Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/14/15(16)		$10,000	$10,000,000
U.S. Treasury Bill, 0.00%, 6/18/15(16)		15,000	15,000,345

Total U.S. Treasury Obligations (identified cost $25,000,018)			$25,000,345

Repurchase Agreements — 0.3%

Description		Principal Amount (000’s omitted)	Value

Bank of America, N.A.:
Dated 4/20/15 with a maturity date of 5/6/15, an interest rate of 0.25% payable by the Portfolio and repurchase proceeds of EUR 5,010,330, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,423,066.	EUR	5,011	$5,626,395

Total Repurchase Agreements (identified cost $5,380,113)			$5,626,395

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Other — 11.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.17%(17)	$201,292	$201,291,580

Total Other (identified cost $201,291,580)		$201,291,580

Total Short-Term Investments (identified cost $336,733,788)		$336,080,634

Total Investments — 102.3% (identified cost $1,797,642,048)		$1,799,976,474

Less Unfunded Loan Commitments — (0.0)%(8)		$(602,876)

Net Investments — 102.3% (identified cost $1,797,039,172)		$1,799,373,598

Currency Put Options Written — (2.9)%

Description	Counter- party	Principal Amount of Contracts (000’s omitted)		Strike Price		Expira- tion Date	Value

British Pound Sterling	BNP Paribas	GBP	8,583	USD	1.52	11/10/15	$(307,729)
British Pound Sterling	Goldman Sachs International	GBP	35,143	USD	1.52	11/10/15	(1,260,024)
Euro	Citibank, N.A.	EUR	56,078	USD	1.15	7/30/15	(2,183,244)
Euro	Citibank, N.A.	EUR	48,796	USD	1.21	7/30/15	(4,283,747)
Euro	Citibank, N.A.	EUR	36,166	USD	1.30	7/30/15	(6,269,180)
Euro	Citibank, N.A.	EUR	34,824	USD	1.35	7/30/15	(7,773,126)
Euro	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	(3,269,125)
Euro	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	(5,183,069)
Euro	Goldman Sachs International	EUR	32,996	USD	1.38	10/29/19	(6,366,772)
Japanese Yen	Deutsche Bank AG	JPY	4,995,795	JPY	105.00	6/22/15	(5,714,238)
Japanese Yen	Goldman Sachs International	JPY	4,949,700	JPY	105.00	6/22/15	(5,661,514)

Description	Counter- party	Principal Amount of Contracts (000’s omitted)		Strike Price		Expira- tion Date	Value
Japanese Yen	Goldman Sachs International	JPY	3,655,410	JPY	110.00	6/22/15	$(2,602,984)
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	415,800	CNH	6.30	5/14/15	(28,248)

Total Currency Put Options Written (premiums received $31,646,099)							$(50,903,000)

Call Options Written — (0.4)%

Description	Counter- party	Number of Contracts		Strike Price		Expira- tion Date	Value
Nikkei 225 Index	Goldman Sachs International		221	JPY	16,000.00	5/13/16	$(6,957,639)

Total Call Options Written (premiums received $4,319,740)							$(6,957,639)

Other Assets, Less Liabilities — 1.0%							$18,426,882

Net Assets — 100.0%							$1,759,939,841

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BDT	–	Bangladesh Taka
CNH	–	Yuan Renminbi Offshore
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RSD	–	Serbian Dinar
THB	–	Thai Baht
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $622,699,258 or 35.4% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $227,765,707 or 12.9% of the Portfolio’s net assets.

(5)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2015.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(8)	Amount is less than 0.05% or (0.05)%, as applicable.

(9)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(11)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at April 30, 2015.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(13)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2015.

(14)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(15)	Non-income producing.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

Securities Sold Short — (0.3)%

Foreign Government Bonds — (0.3)%

Security		Principal Amount (000’s omitted)	Value

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,267,406)

Total Spain			$(5,267,406)

Total Foreign Government Bonds (proceeds $5,071,385)			$(5,267,406)

Total Securities Sold Short (proceeds $5,071,385)			$(5,267,406)

EUR	–	Euro

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $1,595,747,592)	$1,598,082,018
Affiliated investment, at value (identified cost, $201,291,580)	201,291,580
Cash	5,965,746
Restricted cash*	45,915,614
Foreign currency, at value (identified cost, $5,895,995)	5,895,566
Interest receivable	32,391,957
Interest receivable from affiliated investment	19,555
Receivable for investments sold	7,306,784
Receivable for premiums on written options	1,466,151
Receivable for variation margin on open centrally cleared swap contracts	89,282
Receivable for open forward commodity contracts	61,939
Receivable for open forward foreign currency exchange contracts	23,179,684
Receivable for open swap contracts	51,478,731
Receivable for closed swap contracts	704,173
Premium paid on open non-centrally cleared swap contracts	31,805,789
Receivable for open non-deliverable bond forward contracts	1,357,318
Tax reclaims receivable	23,027
Total assets	$2,007,034,914

Liabilities
Cash collateral due to brokers	$32,969,622
Payable for reverse repurchase agreements	50,164,875
Written options outstanding, at value (premiums received, $35,965,839)	57,860,639
Payable for investments purchased	15,088,778
Payable for securities sold short, at value (proceeds, $5,071,385)	5,267,406
Payable for variation margin on open futures contracts	949,195
Payable for open forward foreign currency exchange contracts	47,764,748
Payable for open swap contracts	27,787,036
Premium received on open non-centrally cleared swap contracts	7,097,780
Payable to affiliates:
Investment adviser fee	1,363,352
Trustees’ fees	5,780
Interest payable on securities sold short	167,158
Accrued foreign capital gains taxes	325,361
Accrued expenses and other liabilities	283,343
Total liabilities	$247,095,073
Net Assets applicable to investors’ interest in Portfolio	$1,759,939,841

Sources of Net Assets
Investors’ capital	$1,783,120,834
Net unrealized depreciation	(23,180,993)
Total	$1,759,939,841

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest (net of foreign taxes, $1,575,724)	$53,832,804
Dividends (net of foreign taxes, $5,249)	90,112
Interest allocated from affiliated investment	91,884
Expenses allocated from affiliated investment	(9,842)
Total investment income	$54,004,958

Expenses
Investment adviser fee	$7,803,053
Trustees’ fees and expenses	34,000
Custodian fee	1,011,600
Legal and accounting services	127,015
Interest expense and fees	72,517
Interest expense on securities sold short	132,633
Miscellaneous	92,924
Total expenses	$9,273,742
Deduct —
Reduction of custodian fee	$615
Total expense reductions	$615

Net expenses	$9,273,127

Net investment income	$44,731,831

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $555,901)	$(22,657,985)
Investment transactions allocated from affiliated investment	160
Written options	16,181,280
Futures contracts	(16,278,377)
Swap contracts	(5,639,599)
Forward commodity contracts	1,189,320
Foreign currency and forward foreign currency exchange contract transactions	108,787,991
Non-deliverable bond forward contracts	1,380,425
Net realized gain	$82,963,215
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $325,361)	$(840,014)
Written options	(18,733,741)
Securities sold short	599,891
Futures contracts	(3,610,831)
Swap contracts	15,930,594
Forward commodity contracts	(1,326,336)
Foreign currency and forward foreign currency exchange contracts	(55,945,888)
Non-deliverable bond forward contracts	1,357,318
Net change in unrealized appreciation (depreciation)	$(62,569,007)

Net realized and unrealized gain	$20,394,208

Net increase in net assets from operations	$65,126,039

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$44,731,831	$73,908,978
Net realized gain (loss) from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	82,963,215	(32,763,293)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(62,569,007)	68,563,838
Net increase in net assets from operations	$65,126,039	$109,709,523
Capital transactions —
Contributions	$266,256,593	$329,314,761
Withdrawals	(81,596,761)	(660,500,102)
Net increase (decrease) in net assets from capital transactions	$184,659,832	$(331,185,341)

Net increase (decrease) in net assets	$249,785,871	$(221,475,818)

Net Assets
At beginning of period	$1,510,153,970	$1,731,629,788
At end of period	$1,759,939,841	$1,510,153,970

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Consolidated Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,								Period Ended October 31, 2010(1)
Ratios/Supplemental Data			2014		2013		2012		2011
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.14	%(3)(4)	1.28	%(4)	1.53	%(4)	1.62	%(4)	1.42	%(4)	1.47	%(3)
Net investment income	5.47	%(3)	4.58%		3.41%		4.28%		2.10%		1.30	%(3)
Portfolio Turnover	27	%(5)	116%		65%		91%		50%		7	%(5)

Total Return	4.14	%(5)	6.99%		(1.50)%		5.20%		0.45%		0.63	%(5)
Net assets, end of period (000’s omitted)	$1,759,940		$1,510,154		$1,731,630		$1,187,465		$1,065,743		$182,405

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.14%, 0.42%, 0.47% and 0.25% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(5)	Not annualized.

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 80.3%, 14.4%, 2.8%, 1.1% and 0.6%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2015 were $6,212,666 or 0.4% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved

28

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

29

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April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

N  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing

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Notes to Consolidated Financial Statements (Unaudited) — continued

party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

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S  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

V  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

W  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $7,803,053 or 0.95% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their

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annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended April 30, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$714,718,068	$340,382,701
U.S. Government and Agency Securities	—	1,585,893

	$714,718,068	$341,968,594

Included in sales are proceeds of $41,712,430 from the sale of securities by the Portfolio to investment companies advised by EVM or its affiliates. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,826,965,151

Gross unrealized appreciation	$82,525,568
Gross unrealized depreciation	(104,010,358)

Net unrealized depreciation	$(21,484,790)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward commodity contracts, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at April 30, 2015 is included in the Consolidated Portfolio of Investments.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Commodity Contracts(1)
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation

6/2/15	Gold 8,388 Troy Ounces	United States Dollar 9,944,877	Citibank, N.A.	$16,994
6/2/15	Gold 3,113 Troy Ounces	United States Dollar 3,730,076	Merrill Lynch International	44,945

				$61,939

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

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Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/4/15	Euro 10,884,000	Hungarian Forint 3,289,689,000	BNP Paribas	$—	$(63,153)	$(63,153)
5/4/15	Euro 13,621,666	Polish Zloty 54,495,000	Credit Suisse International	—	(156,955)	(156,955)
5/4/15	Euro 14,036,157	Polish Zloty 56,601,784	Standard Chartered Bank	—	(37,124)	(37,124)
5/4/15	Euro 4,874,355	Swedish Krona 45,157,000	Deutsche Bank AG	—	(54,340)	(54,340)
5/4/15	Euro 8,175,947	Swedish Krona 76,905,000	Morgan Stanley & Co. International PLC	48,221	—	48,221
5/4/15	Euro 7,123,416	Swedish Krona 66,948,000	Standard Chartered Bank	35,217	—	35,217
5/4/15	Hungarian Forint 3,289,689,000	Euro 10,944,230	Deutsche Bank AG	130,782	—	130,782
5/4/15	New Taiwan Dollar 297,311,000	United States Dollar 9,451,346	Citibank, N.A.	—	(256,451)	(256,451)
5/4/15	New Taiwan Dollar 294,917,000	United States Dollar 9,376,733	Goldman Sachs International	—	(252,896)	(252,896)
5/4/15	New Zealand Dollar 17,018,000	United States Dollar 12,263,766	JPMorgan Chase Bank, N.A.	—	(725,219)	(725,219)
5/4/15	New Zealand Dollar 46,005,000	United States Dollar 33,169,605	Nomura International PLC	—	(1,943,703)	(1,943,703)
5/4/15	New Zealand Dollar 1,958,046	United States Dollar 1,508,514	Standard Chartered Bank	14,036	—	14,036
5/4/15	Polish Zloty 38,009,784	Euro 9,466,945	Bank of America, N.A.	71,245	—	71,245
5/4/15	Polish Zloty 43,700,000	Euro 10,895,039	BNP Paribas	94,098	—	94,098
5/4/15	Polish Zloty 29,387,000	Euro 7,322,950	Standard Chartered Bank	59,178	—	59,178
5/4/15	Swedish Krona 189,010,000	Euro 19,802,343	BNP Paribas	—	(446,096)	(446,096)
5/4/15	United States Dollar 9,749,180	New Taiwan Dollar 297,311,000	Citibank, N.A.	—	(41,383)	(41,383)
5/4/15	United States Dollar 9,670,678	New Taiwan Dollar 294,917,000	Goldman Sachs International	—	(41,050)	(41,050)
5/4/15	United States Dollar 16,323,269	New Zealand Dollar 21,437,086	Deutsche Bank AG	38,583	—	38,583
5/4/15	United States Dollar 33,136,954	New Zealand Dollar 43,543,960	Nomura International PLC	97,966	—	97,966
5/6/15	Australian Dollar 47,811,000	United States Dollar 37,110,898	Australia and New Zealand Banking Group Limited	—	(720,112)	(720,112)
5/6/15	Australian Dollar 20,384,000	United States Dollar 15,811,869	Morgan Stanley & Co. International PLC	—	(317,208)	(317,208)
5/12/15	Australian Dollar 38,758,539	United States Dollar 30,954,236	Standard Chartered Bank	296,354	—	296,354
5/12/15	Mexican Peso 968,968,000	United States Dollar 61,767,278	BNP Paribas	—	(1,358,495)	(1,358,495)

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Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/12/15	Mexican Peso 75,431,000	United States Dollar 4,832,997	Standard Chartered Bank	$—	$(81,139)	$(81,139)
5/12/15	New Taiwan Dollar 321,870,000	United States Dollar 10,221,665	Bank of America, N.A.	—	(288,110)	(288,110)
5/12/15	New Taiwan Dollar 268,522,000	United States Dollar 8,527,486	Deutsche Bank AG	—	(240,358)	(240,358)
5/12/15	New Taiwan Dollar 308,650,000	United States Dollar 9,801,836	JPMorgan Chase Bank, N.A.	—	(276,277)	(276,277)
5/12/15	New Taiwan Dollar 492,258,000	United States Dollar 15,601,236	JPMorgan Chase Bank, N.A.	—	(472,088)	(472,088)
5/12/15	Philippine Peso 133,637,400	United States Dollar 2,999,044	Australia and New Zealand Banking Group Limited	326	—	326
5/12/15	United States Dollar 15,955,866	Mexican Peso 238,428,513	Bank of America, N.A.	—	(422,862)	(422,862)
5/12/15	United States Dollar 29,110,505	Mexican Peso 435,318,487	HSBC Bank USA, N.A.	—	(750,625)	(750,625)
5/12/15	United States Dollar 31,793,153	Mexican Peso 491,023,000	Standard Chartered Bank	195,732	—	195,732
5/12/15	United States Dollar 9,187,428	Philippine Peso 409,107,000	Bank of America, N.A.	—	(7,388)	(7,388)
5/13/15	Euro 1,592,277	United States Dollar 1,794,608	Australia and New Zealand Banking Group Limited	6,537	—	6,537
5/13/15	Indonesian Rupiah 48,802,173,000	United States Dollar 3,633,818	Goldman Sachs International	—	(122,642)	(122,642)
5/13/15	United States Dollar 1,802,012	Euro 1,592,277	Australia and New Zealand Banking Group Limited	—	(13,941)	(13,941)
5/13/15	United States Dollar 5,661,307	Indonesian Rupiah 73,596,994,000	Standard Chartered Bank	3,690	—	3,690
5/18/15	British Pound Sterling 1,474,402	United States Dollar 2,266,967	BNP Paribas	3,985	—	3,985
5/18/15	Euro 15,115,362	Swedish Krona 145,261,000	BNP Paribas	460,448	—	460,448
5/18/15	Hungarian Forint 9,775,228,272	Polish Zloty 132,226,332	BNP Paribas	600,837	—	600,837
5/18/15	Japanese Yen 5,221,744,000	United States Dollar 43,917,476	Goldman Sachs International	180,711	—	180,711
5/18/15	Swedish Krona 100,104,000	Euro 10,706,871	BNP Paribas	8,812	—	8,812
5/18/15	Swedish Krona 45,157,000	Euro 4,874,792	Deutsche Bank AG	54,415	—	54,415
5/19/15	Australian Dollar 28,780,000	United States Dollar 22,999,911	JPMorgan Chase Bank, N.A.	243,759	—	243,759
5/19/15	New Zealand Dollar 23,230,702	United States Dollar 17,917,863	JPMorgan Chase Bank, N.A.	213,074	—	213,074
5/19/15	New Zealand Dollar 23,244,890	United States Dollar 17,928,086	Morgan Stanley & Co. International PLC	212,484	—	212,484
5/19/15	United States Dollar 16,288,394	Chilean Peso 10,193,277,000	BNP Paribas	353,963	—	353,963

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Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/19/15	United States Dollar 2,345,187	Indian Rupee 148,849,000	BNP Paribas	$—	$(10,295)	$(10,295)
5/19/15	United States Dollar 28,762,676	Mexican Peso 429,700,000	JPMorgan Chase Bank, N.A.	—	(782,623)	(782,623)
5/19/15	United States Dollar 28,224,691	Mexican Peso 421,818,000	Morgan Stanley & Co. International PLC	—	(757,876)	(757,876)
5/20/15	Euro 33,843,879	United States Dollar 38,357,129	Goldman Sachs International	348,202	—	348,202
5/20/15	Euro 3,617,398	United States Dollar 3,949,877	Goldman Sachs International	—	(112,702)	(112,702)
5/20/15	Euro 5,042,915	United States Dollar 5,536,364	Goldman Sachs International	—	(127,165)	(127,165)
5/20/15	Euro 5,043,687	United States Dollar 5,502,072	Goldman Sachs International	—	(162,324)	(162,324)
5/20/15	Romanian Leu 38,077,800	United States Dollar 9,713,477	JPMorgan Chase Bank, N.A.	50,369	—	50,369
5/21/15	New Turkish Lira 85,896,000	United States Dollar 36,390,751	BNP Paribas	4,411,262	—	4,411,262
5/21/15	New Turkish Lira 21,308,000	United States Dollar 9,020,787	BNP Paribas	1,087,717	—	1,087,717
5/21/15	New Turkish Lira 3,551,000	United States Dollar 1,374,013	BNP Paribas	51,959	—	51,959
5/21/15	New Turkish Lira 89,417,000	United States Dollar 34,053,241	Goldman Sachs International	762,867	—	762,867
5/21/15	New Turkish Lira 30,313,000	United States Dollar 12,822,107	Standard Chartered Bank	1,536,433	—	1,536,433
5/21/15	New Turkish Lira 12,235,000	United States Dollar 5,049,525	Standard Chartered Bank	494,377	—	494,377
5/21/15	United States Dollar 15,192,191	New Turkish Lira 34,895,399	Bank of America, N.A.	—	(2,200,468)	(2,200,468)
5/21/15	United States Dollar 8,871,290	New Turkish Lira 22,235,000	BNP Paribas	—	(593,093)	(593,093)
5/21/15	United States Dollar 27,383,794	New Turkish Lira 64,262,536	BNP Paribas	—	(3,458,547)	(3,458,547)
5/21/15	United States Dollar 2,262,511	New Turkish Lira 5,258,160	Deutsche Bank AG	—	(304,873)	(304,873)
5/21/15	United States Dollar 10,003,478	New Turkish Lira 22,958,983	Morgan Stanley & Co. International PLC	—	(1,455,740)	(1,455,740)
5/21/15	United States Dollar 9,235,213	New Turkish Lira 22,376,922	Standard Chartered Bank	—	(904,179)	(904,179)
5/22/15	Euro 11,998,931	United States Dollar 13,582,910	Goldman Sachs International	106,962	—	106,962
5/22/15	United States Dollar 2,813,457	Euro 2,611,000	Goldman Sachs International	118,946	—	118,946
5/26/15	Indian Rupee 166,690,000	United States Dollar 2,633,125	Standard Chartered Bank	23,181	—	23,181
5/26/15	United States Dollar 8,254,467	Indian Rupee 521,400,000	Bank of America, N.A.	—	(90,659)	(90,659)

36

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/26/15	United States Dollar 9,042,365	Indian Rupee 571,161,000	Deutsche Bank AG	$—	$(99,426)	$(99,426)
5/26/15	United States Dollar 6,443,693	Indonesian Rupiah 84,199,732,000	Goldman Sachs International	13,981	—	13,981
5/27/15	Euro 95,654,408	United States Dollar 108,028,740	Standard Chartered Bank	592,712	—	592,712
5/27/15	Euro 6,909,406	United States Dollar 7,330,742	Standard Chartered Bank	—	(429,686)	(429,686)
5/27/15	Euro 14,883,996	United States Dollar 16,059,683	Standard Chartered Bank	—	(657,554)	(657,554)
5/27/15	United States Dollar 3,408,505	Euro 3,233,538	Standard Chartered Bank	223,304	—	223,304
5/27/15	United States Dollar 3,393,216	Euro 3,186,358	Standard Chartered Bank	185,601	—	185,601
5/27/15	United States Dollar 171,166	Euro 157,993	Standard Chartered Bank	6,286	—	6,286
5/29/15	Malaysian Ringgit 54,180,000	United States Dollar 14,832,051	Australia and New Zealand Banking Group Limited	—	(324,630)	(324,630)
5/29/15	Malaysian Ringgit 29,350,000	United States Dollar 8,034,712	Bank of America, N.A.	—	(175,856)	(175,856)
5/29/15	Malaysian Ringgit 42,920,000	United States Dollar 11,748,765	Barclays Bank PLC	—	(257,967)	(257,967)
5/29/15	New Taiwan Dollar 352,580,000	United States Dollar 11,150,890	Deutsche Bank AG	—	(361,841)	(361,841)
5/29/15	New Taiwan Dollar 352,580,000	United States Dollar 11,150,890	Goldman Sachs International	—	(361,841)	(361,841)
5/29/15	New Taiwan Dollar 323,919,000	United States Dollar 10,242,822	Standard Chartered Bank	—	(334,047)	(334,047)
5/29/15	United States Dollar 18,931,711	Malaysian Ringgit 70,000,000	Bank of America, N.A.	650,564	—	650,564
5/29/15	United States Dollar 15,264,183	Malaysian Ringgit 56,450,000	Citibank, N.A.	527,523	—	527,523
6/2/15	Singapore Dollar 13,528,203	United States Dollar 9,973,609	Standard Chartered Bank	—	(244,318)	(244,318)
6/3/15	Japanese Yen 1,045,761,000	United States Dollar 8,755,827	Standard Chartered Bank	—	(4,686)	(4,686)
6/4/15	New Taiwan Dollar 282,908,000	United States Dollar 8,996,915	BNP Paribas	—	(240,887)	(240,887)
6/4/15	New Taiwan Dollar 269,437,000	United States Dollar 8,569,334	JPMorgan Chase Bank, N.A.	—	(228,600)	(228,600)
6/5/15	Euro 9,153,040	United States Dollar 10,426,905	Goldman Sachs International	145,296	—	145,296
6/5/15	Euro 301,127	United States Dollar 327,328	Goldman Sachs International	—	(10,928)	(10,928)
6/5/15	Euro 602,252	United States Dollar 650,136	Goldman Sachs International	—	(26,374)	(26,374)
6/5/15	Euro 602,251	United States Dollar 635,029	Goldman Sachs International	—	(41,479)	(41,479)

37

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/5/15	Euro 20,359,120	United States Dollar 23,258,462	Standard Chartered Bank	$389,065	$—	$389,065
6/5/15	Euro 7,083,863	United States Dollar 8,071,849	Standard Chartered Bank	114,547	—	114,547
6/8/15	Euro 3,600,000	United States Dollar 4,011,070	Goldman Sachs International	—	(32,970)	(32,970)
6/8/15	South African Rand 53,743,717	United States Dollar 4,485,708	BNP Paribas	—	(6,859)	(6,859)
6/8/15	Thai Baht 271,828,000	United States Dollar 8,347,244	Deutsche Bank AG	109,533	—	109,533
6/8/15	Thai Baht 161,026,000	United States Dollar 4,946,276	Standard Chartered Bank	66,404	—	66,404
6/8/15	United States Dollar 6,017,578	Philippine Peso 268,393,000	Citibank, N.A.	—	(9,732)	(9,732)
6/9/15	New Taiwan Dollar 340,989,000	United States Dollar 10,996,098	Citibank, N.A.	—	(138,847)	(138,847)
6/9/15	New Taiwan Dollar 310,474,000	United States Dollar 10,015,290	Goldman Sachs International	—	(123,192)	(123,192)
6/9/15	New Taiwan Dollar 330,725,000	United States Dollar 10,656,517	JPMorgan Chase Bank, N.A.	—	(143,258)	(143,258)
6/9/15	United States Dollar 3,115,470	Indian Rupee 196,250,000	Deutsche Bank AG	—	(52,992)	(52,992)
6/9/15	United States Dollar 3,972,133	Indian Rupee 250,213,000	Standard Chartered Bank	—	(67,564)	(67,564)
6/10/15	Euro 19,581,872	United States Dollar 22,021,969	JPMorgan Chase Bank, N.A.	24,202	—	24,202
6/10/15	Euro 331,978	United States Dollar 369,676	JPMorgan Chase Bank, N.A.	—	(3,260)	(3,260)
6/10/15	Euro 2,745,117	United States Dollar 3,059,954	JPMorgan Chase Bank, N.A.	—	(23,839)	(23,839)
6/10/15	Euro 2,299,441	United States Dollar 2,493,882	JPMorgan Chase Bank, N.A.	—	(89,251)	(89,251)
6/10/15	Euro 3,682,648	United States Dollar 4,033,531	JPMorgan Chase Bank, N.A.	—	(103,460)	(103,460)
6/10/15	Euro 3,260,982	United States Dollar 3,502,011	JPMorgan Chase Bank, N.A.	—	(161,292)	(161,292)
6/10/15	United States Dollar 801,715	Euro 737,315	JPMorgan Chase Bank, N.A.	26,566	—	26,566
6/11/15	Euro 9,450,468	Polish Zloty 38,009,784	Bank of America, N.A.	—	(71,050)	(71,050)
6/11/15	Euro 2,874,478	Polish Zloty 11,557,128	Standard Chartered Bank	—	(22,727)	(22,727)
6/11/15	Euro 7,310,163	Polish Zloty 29,387,000	Standard Chartered Bank	—	(58,974)	(58,974)
6/11/15	Euro 21,743,850	Polish Zloty 87,155,872	Standard Chartered Bank	—	(246,120)	(246,120)
6/11/15	Hungarian Forint 4,194,841,000	Euro 13,699,677	Bank of America, N.A.	—	(100,171)	(100,171)

38

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/11/15	Hungarian Forint 2,541,250,000	Euro 8,303,246	Standard Chartered Bank	$—	$(56,267)	$(56,267)
6/11/15	Japanese Yen 257,665,500	United States Dollar 2,133,681	Goldman Sachs International	—	(25,028)	(25,028)
6/11/15	Japanese Yen 266,267,500	United States Dollar 2,203,061	Standard Chartered Bank	—	(27,716)	(27,716)
6/11/15	United States Dollar 34,328,421	Japanese Yen 4,099,500,000	Standard Chartered Bank	17,003	—	17,003
6/12/15	Thai Baht 193,030,000	United States Dollar 5,867,173	Deutsche Bank AG	18,116	—	18,116
6/12/15	Thai Baht 36,486,000	United States Dollar 1,109,334	JPMorgan Chase Bank, N.A.	3,761	—	3,761
6/16/15	Australian Dollar 8,970,000	United States Dollar 6,859,009	Deutsche Bank AG	—	(222,646)	(222,646)
6/16/15	Australian Dollar 21,468,000	United States Dollar 16,405,202	Goldman Sachs International	—	(543,401)	(543,401)
6/16/15	Euro 1,089,417	United States Dollar 1,163,533	Goldman Sachs International	—	(60,387)	(60,387)
6/16/15	New Zealand Dollar 35,859,000	United States Dollar 26,367,123	JPMorgan Chase Bank, N.A.	—	(888,520)	(888,520)
6/16/15	United States Dollar 1,149,069	Euro 1,089,417	Goldman Sachs International	74,850	—	74,850
6/18/15	Hungarian Forint 8,466,102,000	Euro 27,805,117	JPMorgan Chase Bank, N.A.	—	(20,298)	(20,298)
6/18/15	United States Dollar 10,751,058	Chilean Peso 6,930,132,000	BNP Paribas	532,168	—	532,168
6/22/15	Indian Rupee 328,049,000	United States Dollar 5,208,181	BNP Paribas	101,181	—	101,181
6/22/15	New Taiwan Dollar 198,886,000	United States Dollar 6,286,897	Deutsche Bank AG	—	(208,851)	(208,851)
6/22/15	Polish Zloty 15,786,000	United States Dollar 4,026,894	BNP Paribas	—	(351,198)	(351,198)
6/22/15	Thai Baht 187,581,000	United States Dollar 5,632,640	Deutsche Bank AG	—	(49,629)	(49,629)
6/23/15	British Pound Sterling 23,180,000	United States Dollar 34,385,212	Standard Chartered Bank	—	(1,183,888)	(1,183,888)
6/23/15	Euro 36,054,620	Polish Zloty 144,651,000	BNP Paribas	—	(393,578)	(393,578)
6/23/15	Hungarian Forint 662,552,000	Euro 2,093,437	BNP Paribas	—	(94,008)	(94,008)
6/23/15	Hungarian Forint 1,328,914,000	Euro 4,186,875	BNP Paribas	—	(202,082)	(202,082)
6/23/15	Hungarian Forint 1,110,276,500	Euro 3,459,021	JPMorgan Chase Bank, N.A.	—	(212,671)	(212,671)
6/23/15	Hungarian Forint 991,974,000	Euro 3,117,454	Nomura International PLC	—	(159,674)	(159,674)
6/23/15	Hungarian Forint 799,538,000	Euro 2,512,124	Standard Chartered Bank	—	(129,334)	(129,334)

39

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/23/15	South African Rand 200,417,000	United States Dollar 16,190,789	BNP Paribas	$—	$(521,284)	$(521,284)
6/23/15	United States Dollar 35,758,511	British Pound Sterling 23,180,000	Standard Chartered Bank	—	(189,411)	(189,411)
6/23/15	United States Dollar 6,013,316	Indonesian Rupiah 78,551,950,000	Deutsche Bank AG	—	(34,724)	(34,724)
6/24/15	Canadian Dollar 54,117,000	United States Dollar 43,290,289	BNP Paribas	—	(1,531,245)	(1,531,245)
6/24/15	Canadian Dollar 8,365,600	United States Dollar 6,691,720	Deutsche Bank AG	—	(236,954)	(236,954)
6/24/15	Canadian Dollar 18,827,400	United States Dollar 15,010,464	Goldman Sachs International	—	(583,027)	(583,027)
6/24/15	Canadian Dollar 17,752,000	United States Dollar 14,165,043	Standard Chartered Bank	—	(537,765)	(537,765)
6/24/15	Canadian Dollar 29,590,000	United States Dollar 23,636,328	Standard Chartered Bank	—	(871,113)	(871,113)
6/25/15	Euro 8,206,500	United States Dollar 8,863,759	Citibank, N.A.	—	(357,037)	(357,037)
6/25/15	Euro 5,338,872	United States Dollar 5,672,552	Deutsche Bank AG	—	(326,187)	(326,187)
6/25/15	Euro 18,721,200	United States Dollar 20,187,070	Deutsche Bank AG	—	(848,007)	(848,007)
6/25/15	Euro 23,352,800	United States Dollar 25,204,093	Goldman Sachs International	—	(1,035,034)	(1,035,034)
6/25/15	United States Dollar 15,651,018	Euro 14,714,872	Goldman Sachs International	882,563	—	882,563
6/29/15	Euro 25,504,000	United States Dollar 27,631,875	Standard Chartered Bank	—	(1,025,847)	(1,025,847)
6/30/15	United States Dollar 6,043,545	Indonesian Rupiah 79,702,267,000	BNP Paribas	11,152	—	11,152
7/1/15	Euro 31,855,022	United States Dollar 34,690,119	Deutsche Bank AG	—	(1,104,913)	(1,104,913)
7/1/15	United States Dollar 11,522,344	Euro 10,723,447	Deutsche Bank AG	527,440	—	527,440
7/1/15	United States Dollar 3,770,388	Euro 3,465,430	Deutsche Bank AG	123,666	—	123,666
7/1/15	United States Dollar 1,834,508	Euro 1,692,351	Deutsche Bank AG	67,162	—	67,162
7/1/15	United States Dollar 819,331	Euro 753,062	Deutsche Bank AG	26,874	—	26,874
7/2/15	South African Rand 105,531,573	United States Dollar 8,510,473	JPMorgan Chase Bank, N.A.	—	(276,449)	(276,449)
7/2/15	South African Rand 280,521,000	United States Dollar 22,649,512	Standard Bank PLC	—	(707,633)	(707,633)
7/7/15	United States Dollar 15,306,736	Philippine Peso 681,762,000	Deutsche Bank AG	—	(67,544)	(67,544)
7/7/15	United States Dollar 13,010,483	Philippine Peso 579,617,000	Goldman Sachs International	—	(54,503)	(54,503)

40

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/7/15	United States Dollar 14,777,713	Philippine Peso 658,421,000	Standard Chartered Bank	$—	$(60,255)	$(60,255)
7/8/15	Euro 7,654,195	United States Dollar 8,239,435	Goldman Sachs International	—	(362,287)	(362,287)
7/8/15	United States Dollar 8,197,084	Euro 7,654,195	Goldman Sachs International	404,638	—	404,638
7/9/15	Euro 8,078,911	Polish Zloty 32,957,000	Morgan Stanley & Co. International PLC	55,989	—	55,989
7/9/15	Hungarian Forint 2,839,654,500	Euro 9,258,435	Deutsche Bank AG	—	(76,440)	(76,440)
7/9/15	Hungarian Forint 1,411,412,000	Euro 4,383,539	Morgan Stanley & Co. International PLC	—	(283,254)	(283,254)
7/13/15	Australian Dollar 37,693,000	United States Dollar 29,001,371	Australia and New Zealand Banking Group Limited	—	(712,796)	(712,796)
7/13/15	Australian Dollar 15,324,000	United States Dollar 11,783,037	Morgan Stanley & Co. International PLC	—	(297,187)	(297,187)
7/13/15	New Taiwan Dollar 459,730,000	United States Dollar 14,802,305	Bank of America, N.A.	—	(217,035)	(217,035)
7/13/15	New Taiwan Dollar 105,457,000	United States Dollar 3,394,721	JPMorgan Chase Bank, N.A.	—	(50,551)	(50,551)
7/16/15	Japanese Yen 4,270,773,000	United States Dollar 35,740,840	Goldman Sachs International	—	(57,952)	(57,952)
7/17/15	New Zealand Dollar 21,437,086	United States Dollar 16,206,437	Deutsche Bank AG	—	(39,434)	(39,434)
7/17/15	New Zealand Dollar 2,710,000	United States Dollar 2,039,427	JPMorgan Chase Bank, N.A.	—	(14,318)	(14,318)
7/17/15	New Zealand Dollar 43,543,960	United States Dollar 32,901,816	Nomura International PLC	—	(97,517)	(97,517)
7/20/15	Australian Dollar 5,744,000	United States Dollar 4,385,429	Deutsche Bank AG	—	(140,964)	(140,964)
7/22/15	United States Dollar 5,498,211	Indonesian Rupiah 73,368,130,000	Nomura International PLC	43,886	—	43,886
7/29/15	Euro 9,355,185	United States Dollar 10,058,723	Goldman Sachs International	—	(457,701)	(457,701)
7/31/15	United States Dollar 1,939,625	Indian Rupee 125,261,000	Standard Chartered Bank	—	(3,348)	(3,348)
8/4/15	Euro 10,849,326	Polish Zloty 43,700,000	BNP Paribas	—	(94,624)	(94,624)
8/4/15	Hungarian Forint 3,289,689,000	Euro 10,849,898	BNP Paribas	61,493	—	61,493
8/4/15	New Taiwan Dollar 592,228,000	United States Dollar 19,437,705	Deutsche Bank AG	84,102	—	84,102
8/4/15	Swiss Franc 33,410,000	United States Dollar 35,690,631	Goldman Sachs International	—	(246,891)	(246,891)
9/21/15	Euro 3,065,034	Serbian Dinar 382,362,995	Citibank, N.A.	67,060	—	67,060
9/23/15	Euro 1,219,648	Serbian Dinar 152,090,108	Deutsche Bank AG	25,733	—	25,733

41

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/24/15	United States Dollar 17,466,795	Yuan Renminbi Offshore 109,150,000	Deutsche Bank AG	$—	$(93,120)	$(93,120)
9/24/15	United States Dollar 17,411,821	Yuan Renminbi Offshore 108,850,000	Standard Chartered Bank	—	(85,898)	(85,898)
9/28/15	United States Dollar 1,412,415	Azerbaijani Manat 1,149,000	Standard Bank PLC	—	(279,949)	(279,949)
9/28/15	United States Dollar 17,045,800	Yuan Renminbi 106,630,000	JPMorgan Chase Bank, N.A.	192,298	—	192,298
9/28/15	United States Dollar 17,805,131	Yuan Renminbi 111,380,000	Standard Chartered Bank	200,864	—	200,864
10/8/15	United States Dollar 5,645,122	Azerbaijani Manat 4,594,000	Standard Bank PLC	—	(1,126,581)	(1,126,581)
10/13/15	Euro 1,126,929	Serbian Dinar 147,515,000	Citibank, N.A.	84,242	—	84,242
10/13/15	Euro 138,069	Serbian Dinar 18,018,000	Deutsche Bank AG	9,815	—	9,815
10/26/15	United States Dollar 3,100,775	Uruguayan Peso 86,000,000	HSBC Bank USA, N.A.	—	(2,615)	(2,615)
11/27/15	Euro 14,608,000	United States Dollar 18,384,168	Standard Chartered Bank	1,928,743	—	1,928,743
11/27/15	United States Dollar 17,498,700	Euro 14,608,000	HSBC Bank USA, N.A.	—	(1,043,275)	(1,043,275)
1/13/16	New Turkish Lira 9,146,000	United States Dollar 3,359,783	BNP Paribas	163,836	—	163,836
1/13/16	New Turkish Lira 18,610,000	United States Dollar 6,831,815	Standard Chartered Bank	328,801	—	328,801
1/13/16	South African Rand 138,377,538	New Turkish Lira 27,756,000	Standard Chartered Bank	—	(1,442,118)	(1,442,118)
1/22/16	Euro 12,298,048	Serbian Dinar 1,561,852,110	Citibank, N.A.	—	(2,376)	(2,376)
1/29/16	Euro 5,980,354	Serbian Dinar 765,784,367	Citibank, N.A.	35,983	—	35,983
2/19/16	United States Dollar 972,252	Uruguayan Peso 26,980,000	HSBC Bank USA, N.A.	—	(32,572)	(32,572)
3/2/16	United States Dollar 22,343,351	Yuan Renminbi 142,690,000	JPMorgan Chase Bank, N.A.	491,084	—	491,084
3/2/16	United States Dollar 22,343,297	Yuan Renminbi 142,691,000	Standard Chartered Bank	491,298	—	491,298
3/7/16	United States Dollar 10,833,007	Yuan Renminbi 69,185,000	BNP Paribas	235,145	—	235,145
3/7/16	United States Dollar 11,574,381	Yuan Renminbi 73,914,000	Standard Chartered Bank	250,311	—	250,311
4/1/16	Omani Rial 8,447,000	United States Dollar 21,849,457	BNP Paribas	39,115	—	39,115
3/23/17	Omani Rial 4,238,000	United States Dollar 10,922,680	BNP Paribas	53,089	—	53,089
3/27/17	Omani Rial 4,239,000	United States Dollar 10,925,258	BNP Paribas	53,911	—	53,911

				$23,179,684	$(47,764,748)	$(24,585,064)

42

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation

5/13/15	COP	85,843,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	$36,904,922	$56,079
5/19/15	COP	94,259,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	40,531,370	55,762
5/21/15	COP	184,013,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	79,222,154	172,289
5/22/15	COP	103,320,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	44,392,032	119,310
5/22/15	COP	71,584,500	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	36,274,889	348,583
5/29/15	COP	94,259,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	40,564,214	130,189
6/9/15	COP	92,577,500	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	38,399,850	419,309
6/9/15	COP	13,886,600	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	5,767,490	55,797

						$1,357,318

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	–	Colombian Peso

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Commodity Futures
5/15	706 Brent Crude Oil	Short	$(47,228,473)	$(47,146,680)	$81,793
6/15	14 Gold	Short	(1,797,600)	(1,655,360)	142,240
7/15	232 Platinum	Long	13,268,490	13,228,640	(39,850)

	Equity Futures

5/15	2,302 SGX CNX Nifty Index	Long	38,156,922	37,955,173	(201,749)
6/15	166 E-mini S&P 500 Index	Short	(17,234,525)	(17,254,870)	(20,345)
6/15	71 Nikkei 225 Index	Long	6,826,115	6,857,185	31,070
6/15	2,572 SET50 Index	Short	(15,426,964)	(15,623,100)	(196,136)
6/15	208 TOPIX Index	Long	26,900,214	27,500,870	600,656

43

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Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts (continued)
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Interest Rate Futures

6/15	76 Euro-Bund	Short	$(13,410,998)	$(13,372,244)	$38,754
6/15	312 IMM 10-Year Interest Rate Swap	Long	29,905,543	29,507,774	(397,769)
6/15	679 U.S. 2-Year Deliverable Interest Rate Swap	Short	(67,973,625)	(68,345,594)	(371,969)
6/15	861 U.S. 5-Year Deliverable Interest Rate Swap	Short	(87,616,563)	(88,561,922)	(945,359)
6/15	1,716 U.S. 10-Year Deliverable Interest Rate Swap	Short	(178,695,198)	(180,743,062)	(2,047,864)
6/15	59 U.S. 10-Year Treasury Note	Short	(7,505,397)	(7,574,125)	(68,728)
6/15	46 U.S. 30-Year Deliverable Interest Rate Swap	Short	(5,229,805)	(5,297,187)	(67,382)
3/17	3,448 CME 90-Day Eurodollar	Short	(847,098,251)	(848,768,300)	(1,670,049)

					$(5,132,687)

CME:  Chicago Mercantile Exchange.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SET:  Stock Exchange of India.

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index:  Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	73,880	Receives	6-month Euro Interbank Offered Rate	0.21%		4/15/20	$350,068
LCH.Clearnet	EUR	86,920	Receives	6-month Euro Interbank Offered Rate	0.21		4/15/20	406,976
LCH.Clearnet(1)	EUR	62,915	Receives	6-month Euro Interbank Offered Rate	0.75	(2)	6/17/20	235,032
LCH.Clearnet	HUF	200,230	Pays	6-month HUF BUBOR	5.20		12/16/16	48,807
LCH.Clearnet	HUF	296,650	Pays	6-month HUF BUBOR	5.12		1/16/17	70,238
LCH.Clearnet	HUF	514,000	Receives	6-month HUF BUBOR	7.63		1/16/17	(214,638)
LCH.Clearnet	JPY	7,071,525	Receives	6-month JPY LIBOR	0.79		4/23/24	(1,574,900)
LCH.Clearnet	JPY	2,147,686	Receives	6-month JPY LIBOR	0.75		6/12/24	(458,275)
LCH.Clearnet	JPY	1,708,457	Receives	6-month JPY LIBOR	0.51		1/7/25	11,607
LCH.Clearnet	JPY	7,749,700	Receives	6-month JPY LIBOR	0.46		1/9/25	362,403
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.20		10/24/17	165,819

44

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April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	NZD	11,000	Pays	3-month NZD Bank Bill	4.15%		10/25/17	$129,312
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.04		10/30/17	126,102
LCH.Clearnet	NZD	6,000	Pays	3-month NZD Bank Bill	4.03		10/31/17	57,542
LCH.Clearnet	NZD	6,551	Pays	3-month NZD Bank Bill	4.04		10/31/17	63,422
LCH.Clearnet	NZD	69,310	Pays	3-month NZD Bank Bill	4.03		11/26/17	1,249,543
LCH.Clearnet	NZD	25,990	Pays	3-month NZD Bank Bill	4.02		11/27/17	462,592
LCH.Clearnet	NZD	48,570	Pays	3-month NZD Bank Bill	3.96		11/28/17	804,626
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96		4/29/24	1,318,132
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill	3.77		3/5/25	(62,345)
LCH.Clearnet	PLN	10,290	Pays	6-month PLN WIBOR	4.40		8/20/17	243,476
LCH.Clearnet	PLN	218,656	Pays	6-month PLN WIBOR	1.95		10/27/19	250,552
LCH.Clearnet	PLN	41,449	Pays	6-month PLN WIBOR	1.78		2/27/20	(181,389)
LCH.Clearnet	PLN	64,872	Pays	6-month PLN WIBOR	1.72		2/27/20	(329,035)
LCH.Clearnet	PLN	193,719	Pays	6-month PLN WIBOR	1.78		2/27/20	(840,629)
LCH.Clearnet(1)		$11,800	Receives	3-month USD-LIBOR-BBA	2.75	(2)	6/17/25	(45,834)

								$2,649,204

EUR	–	Euro
HUF	–	Hungarian Forint
JPY	–	Japanese Yen
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	COP	42,386,797	Pays	Colombia IBR Overnight Interbank Rate	4.48%	11/10/16	$41,550
Bank of America, N.A.	COP	20,670,807	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	9,797
Bank of America, N.A.	COP	20,670,807	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	15,742
Bank of America, N.A.	COP	55,631,864	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	10,183
Bank of America, N.A.	COP	44,505,490	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	8,034
Bank of America, N.A.	HUF	200,230	Receives	6-month HUF BUBOR	7.32	12/16/16	(79,716)
Bank of America, N.A.	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	153,118
Bank of America, N.A.	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	51,867
Bank of America, N.A.	MYR	37,130	Pays	3-month MYR KLIBOR	3.75	4/28/20	(7,898)
Bank of America, N.A.	MYR	17,210	Pays	3-month MYR KLIBOR	3.76	4/29/20	(2,040)
Bank of America, N.A.	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	(73,604)
Bank of America, N.A.	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	293,913
Bank of America, N.A.	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	209,350

45

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Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	PLN	18,180	Pays	6-month PLN WIBOR	4.35%	8/23/17	$423,333
Bank of America, N.A.	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	407,282
Bank of America, N.A.	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	93,406
Bank of America, N.A.	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(82,922)
Bank of America, N.A.	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(441,848)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	494,549
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	252,236
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	520,510
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	864,072
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	487,159
BNP Paribas	MYR	48,470	Pays	3-month MYR KLIBOR	3.76	4/28/20	(5,661)
BNP Paribas	MYR	33,740	Pays	3-month MYR KLIBOR	3.75	4/29/20	(5,080)
BNP Paribas	MYR	25,280	Pays	3-month MYR KLIBOR	3.75	4/30/20	5
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	466,250
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(355,693)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	81,800
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	379,958
Citibank, N.A.	MYR	33,850	Pays	3-month MYR KLIBOR	3.74	4/30/20	5
Citibank, N.A.	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	414,759
Citibank, N.A.	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	307,822
Citibank, N.A.	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	65,260
Citibank, N.A.	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	203,933
Citibank, N.A.	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	193,697
Citibank, N.A.	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	160,291
Citibank, N.A.	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	129,785
Citibank, N.A.	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	373,541
Citibank, N.A.	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(331,977)
Deutsche Bank AG	BRL	15,532	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(106,449)
Deutsche Bank AG	BRL	74,906	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/17	(423,738)
Deutsche Bank AG	BRL	172,363	Pays	Brazil CETIP Interbank Deposit Rate	12.31	1/2/17	(899,184)
Deutsche Bank AG	BRL	261,813	Pays	Brazil CETIP Interbank Deposit Rate	11.81	1/2/17	(2,199,507)
Deutsche Bank AG	CLP	13,363,589	Receives	6-month Sinacofi Chile Interbank Rate	3.70	8/7/18	(64,831)
Deutsche Bank AG	CLP	13,639,184	Receives	6-month Sinacofi Chile Interbank Rate	3.60	8/8/18	8,936
Deutsche Bank AG	INR	3,734,120	Pays	1-Day INR MIBOR	7.45	4/30/16	(2,469)
Deutsche Bank AG	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	167,878
Deutsche Bank AG	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	727,563
Deutsche Bank AG	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	427,374
Deutsche Bank AG	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	292,391
Deutsche Bank AG	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	247,818
Deutsche Bank AG	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	98,307
Deutsche Bank AG	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(88,526)
Goldman Sachs International	BRL	255,082	Pays	Brazil CETIP Interbank Deposit Rate	13.35	1/4/16	184,394
Goldman Sachs International	BRL	338,985	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	(285,323)
Goldman Sachs International	BRL	658,392	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	(558,539)
Goldman Sachs International	BRL	86,148	Pays	Brazil CETIP Interbank Deposit Rate	12.33	1/2/17	(437,468)

46

Global Macro Absolute Return Advantage Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	BRL	155,656	Pays	Brazil CETIP Interbank Deposit Rate	12.14%	1/2/17	$(940,047)
Goldman Sachs International	BRL	163,219	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(1,152,570)
Goldman Sachs International	BRL	186,887	Pays	Brazil CETIP Interbank Deposit Rate	12.20	1/2/17	(1,049,887)
Goldman Sachs International	BRL	188,357	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(1,253,383)
Goldman Sachs International	BRL	194,445	Pays	Brazil CETIP Interbank Deposit Rate	12.33	1/2/17	(989,150)
Goldman Sachs International	BRL	684,110	Pays	Brazil CETIP Interbank Deposit Rate	13.65	1/2/17	1,197,723
Goldman Sachs International	BRL	116,915	Pays	Brazil CETIP Interbank Deposit Rate	13.27	1/2/18	273,220
Goldman Sachs International	BRL	325,045	Pays	Brazil CETIP Interbank Deposit Rate	13.26	1/2/18	727,344
Goldman Sachs International	BRL	38,496	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	746,726
Goldman Sachs International	BRL	44,530	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	1,026,976
Goldman Sachs International	CLP	3,473,007	Receives	6-month Sinacofi Chile Interbank Rate	3.76	12/9/19	3,684
Goldman Sachs International	MYR	48,470	Pays	3-month MYR KLIBOR	3.75	4/28/20	(10,310)
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	143,901
HSBC Bank USA, N.A.	COP	31,423,608	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	5,752
JPMorgan Chase Bank, N.A.	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(256,646)
JPMorgan Chase Bank, N.A.	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	53,361
JPMorgan Chase Bank, N.A.	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(97,067)
JPMorgan Chase Bank, N.A.	INR	1,423,950	Pays	1-Day INR MIBOR	7.44	4/29/16	(1,794)
JPMorgan Chase Bank, N.A.	MYR	127,090	Pays	3-month MYR KLIBOR	3.78	4/1/20	25,177
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	47,354
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	121,989
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	121,988
JPMorgan Chase Bank, N.A.	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	192,953
Morgan Stanley & Co. International PLC	COP	28,315,388	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	28,779
Morgan Stanley & Co. International PLC	COP	28,436,304	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	23,697
Standard Chartered Bank	INR	1,888,340	Pays	1-Day INR MIBOR	7.44	5/5/16	—

							$1,805,165

BRL	–	Brazilian Real
CLP	–	Chilean Peso
COP	–	Colombian Peso
HUF	–	Hungarian Forint
INR	–	Indian Rupee
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

47

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$4,800	1.00	%(1)	9/20/15	0.68%	$11,643	$10,448	$22,091

Total		$4,800					$11,643	$10,448	$22,091

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

South Africa	ICE Clear Credit	$4,800	1.00	%(1)	9/20/20	$260,584	$(169,674)	$90,910

						$260,584	$(169,674)	$90,910

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Colombia	BNP Paribas	$8,950	1.00	%(1)	3/20/20	1.37%	$(143,194)	$287,637	$144,443
Colombia	BNP Paribas	5,370	1.00	(1)	3/20/20	1.37	(85,916)	172,857	86,941
Colombia	BNP Paribas	3,500	1.00	(1)	3/20/20	1.37	(55,998)	111,157	55,159
Colombia	Goldman Sachs International	3,021	1.00	(1)	3/20/20	1.37	(48,334)	96,230	47,896
Colombia	JPMorgan Chase Bank, N.A.	3,590	1.00	(1)	3/20/20	1.37	(57,438)	117,146	59,708
Croatia	Citibank, N.A.	2,440	1.00	(1)	3/20/17	1.64	(26,253)	31,794	5,541
Dominican Republic	Barclays Bank PLC	5,850	1.00	(1)	3/20/16	3.52	(122,864)	99,895	(22,969)
Slovenia	Bank of America, N.A.	21,272	1.00	(1)	12/20/19	1.06	(32,553)	339,158	306,605
Slovenia	Goldman Sachs International	4,728	1.00	(1)	12/20/19	1.01	4,400	54,984	59,384
South Africa	Bank of America, N.A.	3,190	1.00	(1)	12/20/15	0.67	10,574	3,443	14,017
South Africa	Bank of America, N.A.	890	1.00	(1)	12/20/15	0.67	2,950	916	3,866
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/17	1.29	(43,262)	117,563	74,301
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/17	1.29	(151,823)	215,133	63,310
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/17	1.29	(28,842)	36,429	7,587
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/17	1.29	(84,448)	90,095	5,647
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	0.67	12,695	4,589	17,284
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	0.67	7,557	2,755	10,312
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.29	(28,842)	65,299	36,457
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.29	(14,479)	30,519	16,040
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	1.29	(24,169)	52,796	28,627
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	0.67	15,861	6,303	22,164
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	0.67	6,629	2,269	8,898
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	0.67	2,950	1,077	4,027
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	0.73	32,280	25,062	57,342
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	0.73	29,052	12,754	41,806

48

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Credit Suisse International	$3,700	1.00	%(1)	9/20/17	1.29%	$(21,343)	$62,840	$41,497
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/17	1.29	(28,034)	84,617	56,583
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/17	1.29	(32,879)	89,348	56,469
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.29	(86,525)	251,416	164,891
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.29	(17,709)	50,780	33,071
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.39	(23,583)	33,137	9,554
South Africa	HSBC Bank USA, N.A.	5,000	1.00	(1)	9/20/17	1.29	(28,842)	64,195	35,353
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/17	1.39	(63,434)	80,460	17,026
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/17	1.39	(22,273)	32,526	10,253
South Africa	JPMorgan Chase Bank, N.A.	7,500	1.00	(1)	9/20/17	1.29	(43,262)	96,293	53,031
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.29	(5,768)	7,303	1,535
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.39	(67,453)	96,642	29,189
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.51	(1,169,321)	539,278	(630,043)
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	1.87	(275,804)	169,934	(105,870)
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	1.87	(351,568)	212,343	(139,225)
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	1.87	(585,265)	373,976	(211,289)
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.51	(706,769)	407,811	(298,958)
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	1.87	(117,189)	74,975	(42,214)
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	1.87	(114,464)	67,768	(46,696)
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	1.87	(174,421)	113,345	(61,076)
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	1.87	(351,568)	218,666	(132,902)
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	1.87	(585,309)	378,431	(206,878)
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	1.87	(857,526)	528,358	(329,168)

Total		$369,394					$(6,553,776)	$6,012,302	$(541,474)

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	Barclays Bank PLC	$4,691	1.00	%(1)	12/20/18	$42,343	$(40,454)	$1,889
Bulgaria	BNP Paribas	2,009	1.00	(1)	6/20/18	8,776	(7,252)	1,524
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	20,845	(19,923)	922
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	14,121	(15,478)	(1,357)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	19,497	(16,344)	3,153
Bulgaria	Goldman Sachs International	3,220	1.00	(1)	9/20/18	21,652	(18,610)	3,042
Bulgaria	Goldman Sachs International	4,000	1.00	(1)	12/20/18	36,105	(33,703)	2,402

49

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	Goldman Sachs International	$2,000	1.00	%(1)	12/20/18	$18,164	$(17,184)	$980
China	Bank of America, N.A.	6,100	1.00	(1)	3/20/17	(83,464)	(68,757)	(152,221)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(137,867)	(103,355)	(241,222)
China	Deutsche Bank AG	3,700	1.00	(1)	3/20/17	(50,626)	(36,069)	(86,695)
China	Deutsche Bank AG	4,300	1.00	(1)	3/20/17	(58,835)	(41,918)	(100,753)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(162,727)	91,053	(71,674)
Croatia	Barclays Bank PLC	10,960	1.00	(1)	3/20/20	798,834	(772,309)	26,525
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	399,417	(386,493)	12,924
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	399,417	(386,949)	12,468
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	399,417	(397,710)	1,707
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	46,801	(71,126)	(24,325)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	129,315	(197,718)	(68,403)
Croatia	BNP Paribas	3,340	1.00	(1)	3/20/20	243,440	(232,415)	11,025
Croatia	BNP Paribas	2,840	1.00	(1)	3/20/20	206,997	(205,668)	1,329
Croatia	BNP Paribas	3,250	1.00	(1)	3/20/20	236,881	(262,787)	(25,906)
Croatia	BNP Paribas	6,750	1.00	(1)	3/20/20	491,983	(545,036)	(53,053)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	35,100	(52,707)	(17,607)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	117,002	(179,755)	(62,753)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	53,588	(101,910)	(48,322)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	30,369	(47,239)	(16,870)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	41,472	(75,111)	(33,639)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	182,217	(325,849)	(143,632)
Croatia	Citibank, N.A.	2,020	1.00	(1)	3/20/20	147,230	(141,753)	5,477
Croatia	Citibank, N.A.	5,160	1.00	(1)	3/20/20	376,093	(378,480)	(2,387)
Croatia	Citibank, N.A.	1,210	1.00	(1)	6/20/20	95,634	(91,862)	3,772
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	12,310	(11,546)	764
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	46,801	(70,462)	(23,661)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	145,849	(168,574)	(22,725)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	302,478	(300,840)	1,638
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	194,606	(193,357)	1,249
Croatia	Goldman Sachs International	5,440	1.00	(1)	3/20/20	396,502	(439,951)	(43,449)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	165,976	(159,963)	6,013
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	79,051	(150,333)	(71,282)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	50,061	(90,739)	(40,678)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00	(1)	12/20/16	13,790	(41,265)	(27,475)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	32,409	(47,203)	(14,794)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	37,324	(58,128)	(20,804)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	58,501	(89,300)	(30,799)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	58,501	(91,028)	(32,527)

50

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Croatia	Morgan Stanley & Co. International PLC	$1,266	1.00	%(1)	3/20/18	$35,464	$(68,092)	$(32,628)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	85,802	(148,406)	(62,604)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	37,978	(71,847)	(33,869)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	81,638	(141,443)	(59,805)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	89,639	(173,604)	(83,965)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	184,881	(253,423)	(68,542)
Lebanon	Deutsche Bank AG	1,338	1.00	(1)	3/20/18	74,522	(103,971)	(29,449)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	285,722	(415,061)	(129,339)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	285,722	(415,211)	(129,489)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	2,503,141	(3,340,613)	(837,472)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(227,207)	152,951	(74,256)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(210,603)	131,125	(79,478)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	59,957	(94,023)	(34,066)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(75,803)	22,310	(53,493)
Mexico	Bank of America, N.A.	1,900	1.00	(1)	6/20/22	59,554	(87,824)	(28,270)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	31,344	(55,089)	(23,745)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	524,446	(366,725)	157,721
Mexico	Citibank, N.A.	1,250	1.00	(1)	6/20/22	39,180	(59,330)	(20,150)
Mexico	Deutsche Bank AG	10,000	1.00	(1)	6/20/23	409,723	(259,331)	150,392
Philippines	Bank of America, N.A.	1,400	1.00	(1)	12/20/15	(8,820)	(2,496)	(11,316)
Philippines	Bank of America, N.A.	2,000	1.00	(1)	12/20/15	(12,599)	(3,343)	(15,942)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(15,119)	(6,090)	(21,209)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(8,280)	(3,552)	(11,832)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(11,592)	(3,546)	(15,138)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(13,247)	(3,143)	(16,390)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(13,247)	(4,694)	(17,941)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(17,387)	(5,796)	(23,183)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(20,699)	(8,720)	(29,419)
Philippines	Citibank, N.A.	6,600	1.00	(1)	9/20/15	(28,365)	(14,177)	(42,542)
Philippines	Citibank, N.A.	2,000	1.00	(1)	3/20/16	(16,559)	(5,701)	(22,260)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(102,689)	(73,451)	(176,140)
Philippines	Deutsche Bank AG	1,000	1.00	(1)	12/20/15	(6,300)	(1,909)	(8,209)
Philippines	Deutsche Bank AG	1,300	1.00	(1)	12/20/15	(8,190)	(2,321)	(10,511)
Philippines	Deutsche Bank AG	2,300	1.00	(1)	12/20/15	(14,489)	(4,374)	(18,863)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(16,559)	(5,865)	(22,424)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(6,300)	(1,597)	(7,897)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(21,527)	(8,055)	(29,582)
Poland	Bank of America, N.A.	6,200	1.00	(1)	9/20/19	(146,988)	91,379	(55,609)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(149,782)	102,699	(47,083)

51

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Poland	Barclays Bank PLC	$3,164	1.00	%(1)	9/20/19	$(75,011)	$49,327	$(25,684)
Poland	Citibank, N.A.	693	1.00	(1)	9/20/19	(16,429)	10,529	(5,900)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(10,112)	11,260	1,148
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(10,112)	10,608	496
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(185,683)	116,843	(68,840)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(22,615)	14,399	(8,216)
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	(12,027)	18,405	6,378
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	(1,651)	14,599	12,948
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	(3,523)	5,558	2,035
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(10,093)	7,943	(2,150)
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(37,826)	38,965	1,139
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(10,093)	7,487	(2,606)
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(32,583)	24,169	(8,414)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(31,284)	23,061	(8,223)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(62,756)	38,942	(23,814)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	1,668	(6,201)	(4,533)
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	7,763	1,391	9,154
Qatar	JPMorgan Chase Bank, N.A.	580	1.00	(1)	3/20/19	(10,930)	7,605	(3,325)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(9,550)	10,648	1,098
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(19,325)	16,030	(3,295)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(28,463)	20,496	(7,967)
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(11,684)	7,433	(4,251)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(29,022)	19,045	(9,977)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	24,142	17,318	41,460
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	4,369	(16,457)	(12,088)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	763,874	(494,413)	269,461
Russia	Citibank, N.A.	25,456	1.00	(1)	9/20/22	4,051,076	(1,578,552)	2,472,524
Russia	Deutsche Bank AG	7,570	1.00	(1)	6/20/18	503,937	(84,203)	419,734
Russia	JPMorgan Chase Bank, N.A.	9,158	1.00	(1)	6/20/18	609,651	(100,689)	508,962
Russia	JPMorgan Chase Bank, N.A.	6,210	1.00	(1)	6/20/18	413,402	(70,083)	343,319
Russia	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	1,177,616	(460,109)	717,507
South Africa	Bank of America, N.A.	3,190	1.00	(1)	12/20/20	190,135	(76,033)	114,102
South Africa	Bank of America, N.A.	890	1.00	(1)	12/20/20	53,047	(19,339)	33,708
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	2,365,440	(1,526,306)	839,134
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	1,315,731	(766,585)	549,146
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	449,362	(276,841)	172,521
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	674,042	(547,220)	126,822
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	228,281	(87,883)	140,398
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	135,896	(49,360)	86,536
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	278,604	(194,204)	84,400
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	278,604	(199,535)	79,069
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	285,202	(116,171)	169,031

52

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Credit Suisse International	$2,000	1.00	%(1)	12/20/20	$119,207	$(47,996)	$71,211
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	53,047	(20,562)	32,485
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	519,124	(210,908)	308,216
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	576,804	(274,661)	302,143
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,546,267	(1,240,099)	306,168
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	332,528	(280,320)	52,208
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/22	512,272	(413,325)	98,947
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	436,780	(353,931)	82,849
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,348,085	(1,092,986)	255,099
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	275,908	(216,670)	59,238
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	248,673	(196,413)	52,260
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	668,869	(481,457)	187,412
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	234,863	(178,143)	56,720
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	89,872	(57,287)	32,585
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	711,260	(552,882)	158,378
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(26,315)	(144,116)	(170,431)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(26,545)	(127,368)	(153,913)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(10,709)	(63,159)	(73,868)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(37,969)	(228,143)	(266,112)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(31,154)	(268,483)	(299,637)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(36,633)	(303,336)	(339,969)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(36,633)	(341,682)	(378,315)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(19,148)	(684,371)	(703,519)
Spain	Citibank, N.A.	7,900	1.00	(1)	12/20/16	(93,952)	(102,607)	(196,559)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(18,781)	(201,027)	(219,808)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(36,633)	(331,199)	(367,832)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(34,075)	(234,811)	(268,886)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	(28,774)	(2,123,688)	(2,152,462)
Thailand	Bank of America, N.A.	1,000	1.00	(1)	3/20/16	(8,139)	(824)	(8,963)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(11,394)	(1,714)	(13,108)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(24,416)	(496)	(24,912)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(96,605)	1,900	(94,705)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(33,369)	(6,067)	(39,436)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(14,347)	(3,352)	(17,699)
Tunisia	Barclays Bank PLC	1,970	1.00	(1)	9/20/17	50,245	(84,472)	(34,227)
Tunisia	Deutsche Bank AG	2,150	1.00	(1)	6/20/17	44,370	(76,866)	(32,496)
Tunisia	Deutsche Bank AG	3,800	1.00	(1)	6/20/17	78,422	(128,708)	(50,286)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	53,561	(81,450)	(27,889)
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	57,387	(91,853)	(34,466)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	53,561	(90,184)	(36,623)
Tunisia	JPMorgan Chase Bank, N.A.	4,520	1.00	(1)	9/20/17	115,284	(198,976)	(83,692)

53

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April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Tunisia	Morgan Stanley & Co. International PLC	$500	1.00	%(1)	6/20/17	$10,319	$(17,863)	$(7,544)
Tunisia	Nomura International PLC	3,400	1.00	(1)	12/20/17	102,912	(183,714)	(80,802)

						$30,144,811	$(30,720,311)	$(575,500)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $374,194,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Depreciation

Citibank, N.A.	LKR 550,020	Total Return on Sri Lanka Government Bond, 6.20% due 6/15/15	3-month USD-LIBOR-BBA +100 bp on $4,210,935 (Notional Amount) plus Notional Amount at termination date	6/17/15	$(82,422)

					$(82,422)

LKR	–	Sri Lankan Rupee

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/Termination Date(1)	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	3-month USD-LIBOR-BBA on USD 393,590 plus TRY 700,000 at settlement date	6.97% on TRY 700,000 plus USD 393,590 at settlement date	8/19/13/ 8/18/21	$145,707
Citibank, N.A.	3-month USD-LIBOR-BBA on USD 7,199,971 plus TRY 10,951,156 at settlement date	8.23% on TRY 10,951,156 plus USD 7,199,971 at settlement date	8/19/13/ 9/3/20	3,042,954
Citibank, N.A.	3-month USD-LIBOR-BBA on USD 3,998,906 plus TRY 7,310,000 at settlement date	6.45% on TRY 7,310,000 plus USD 3,998,906 at settlement date	8/19/13/ 1/6/21	1,543,878
Citibank, N.A.	3-month USD-LIBOR-BBA on USD 3,216,309 plus TRY 5,133,229 at settlement date	8.23% on TRY 5,133,229 plus USD 3,216,309 at settlement date	8/19/13/ 2/25/21	1,360,491

54

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April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Cross-Currency Swaps (continued)
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/Termination Date(1)	Net Unrealized Appreciation (Depreciation)

Citibank, N.A.	3-month USD-LIBOR-BBA on USD 3,093,923 plus TRY 5,600,000 at settlement date	6.26% on TRY 5,600,000 plus USD 3,093,923 at settlement date	8/19/13/ 10/18/21	$1,221,605
Credit Suisse International	3-month USD-LIBOR-BBA on USD 5,676,377 plus TRY 10,103,952 at settlement date	6.90% on TRY 10,103,952 plus USD 5,676,377 at settlement date	8/19/13/ 8/18/21	2,113,002
Deutsche Bank AG	3-month USD-LIBOR-BBA on USD 7,920,372 plus TRY 14,468,935 at settlement date	6.45% on TRY 14,468,935 plus USD 7,920,372 at settlement date	8/19/13/ 1/6/21	3,061,050
Deutsche Bank AG	3-month USD-LIBOR-BBA on USD 11,832,208 plus TRY 18,836,875 at settlement date	8.20% on TRY 18,836,875 plus USD 11,832,208 at settlement date	8/19/13/ 2/24/21	5,030,083
HSBC Bank USA, N.A.	3-month USD-LIBOR-BBA on USD 8,470,078 plus TRY 16,211,730 at settlement date	7.85% on TRY 16,211,730 plus USD 8,470,078 at settlement date	7/19/13/ 2/23/22	2,746,260
JPMorgan Chase Bank, N.A.	3-month USD-LIBOR-BBA on USD 15,429,922 plus TRY 29,548,300 at settlement date	7.86% on TRY 29,548,300 plus USD 15,429,922 at settlement date	7/19/13/ 7/21/21	4,328,190
JPMorgan Chase Bank, N.A.	10.76% on TRY 33,123,000 plus USD 15,550,704 at settlement date	3-month USD-LIBOR-BBA on USD 15,550,704 plus TRY 33,123,000 at settlement date	8/8/14/ 4/8/16	(3,033,434)

				$21,559,786

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)	Portfolio Pays Floating Rate on Notional Amount (000’s omitted)	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Deutsche Bank AG	CLF 524	CLP 12,606,276	6-month Sinacofi Chile Interbank Rate	1.00%	8/7/18	$740,890
Deutsche Bank AG	CLF 546	CLP 13,131,955	6-month Sinacofi Chile Interbank Rate	0.95	8/8/18	732,431
Goldman Sachs International	CLF 145	CLP 3,564,428	6-month Sinacofi Chile Interbank Rate	1.17	12/9/19	52,819

						$1,526,140

						Net Unrealized Appreciation (Depreciation)

						$23,085,926

CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
TRY	–	New Turkish Lira
USD	–	United States Dollar

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

55

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April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Written options activity for the six months ended April 30, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received

Outstanding, beginning of period	690	AUD	—	CAD	—	CNH	1,199,480	EUR	93,714	GBP	34,275	JPY	9,945,495	$15,864,773
Options written	221		158,186		56,549		—		216,185		43,726		3,655,410	36,282,346
Options exercised	—		(158,186)		(56,549)		(486,320)		(22,724)		—		—	(11,794,025)
Options expired	(690)		—		—		(297,360)		—		(34,275)		—	(4,387,255)

Outstanding, end of period	221	AUD	—	CAD	—	CNH	415,800	EUR	287,175	GBP	43,726	JPY	13,600,905	$35,965,839

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
GBP	–	British Pound Sterling
JPY	–	Japanese Yen

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts, equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter written options, swap contracts (other than centrally cleared swaps), forward foreign currency exchange contracts, forward commodity contracts and non-deliverable bond forward contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $130,525,527. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $10,370,176 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA

56

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$7,192,822	$57,615,472	$—	$64,808,294
Net unrealized depreciation*	224,033	113,001	631,726	—	6,395,003	7,363,763
Receivable for open forward commodity contracts	61,939	—	—	—	—	61,939
Receivable for open forward foreign currency exchange contracts	—	—	—	23,179,684	—	23,179,684
Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	33,171,992	—	—	40,127,852	73,299,844
Receivable for open non-deliverable bond forward contracts	—	—	—	—	1,357,318	1,357,318

Total Asset Derivatives	$285,972	$33,284,993	$7,824,548	$80,795,156	$47,880,173	$170,070,842

Derivatives not subject to master netting or similar agreements	$224,033	$113,001	$631,726	$—	$6,395,003	$7,363,763

Total Asset Derivatives subject to master netting or similar agreements	$61,939	$33,171,992	$7,192,822	$80,795,156	$41,485,170	$162,707,079

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April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$—	$(6,957,639)	$(50,903,000)	$—	$(57,860,639)
Net unrealized depreciation*	(39,850)	—	(418,230)	—	(9,276,165)	(9,734,245)
Payable for open forward foreign currency exchange contracts	—	—	—	(47,764,748)	—	(47,764,748)
Payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(9,580,957)	—	(82,422)	(15,236,761)	(24,900,140)

Total Liability Derivatives	$(39,850)	$(9,580,957)	$(7,375,869)	$(98,750,170)	$(24,512,926)	$(140,259,772)

Derivatives not subject to master netting or similar agreements	$(39,850)	$—	$(418,230)	$—	$(9,276,165)	$(9,734,245)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(9,580,957)	$(6,957,639)	$(98,750,170)	$(15,236,761)	$(130,525,527)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$6,863	$(6,863)	$—	$—	$—
Bank of America, N.A.	7,891,696	(4,909,104)	(2,527,166)	—	455,426
Barclays Bank PLC	6,690,896	(1,346,483)	—	(5,344,413)	—
BNP Paribas	11,257,173	(11,257,173)	—	—	—
Citibank, N.A.	38,532,633	(22,045,511)	—	(16,487,122)	—
Credit Suisse International	5,631,953	(336,401)	(5,295,552)	—	—
Deutsche Bank AG	31,883,843	(22,847,505)	(9,036,338)	—	—
Goldman Sachs International	37,536,859	(36,337,950)	(1,198,909)	—	—
HSBC Bank USA, N.A.	3,794,752	(1,943,636)	(1,375,489)	—	475,627
JPMorgan Chase Bank, N.A.	9,095,370	(8,975,182)	—	(120,188)	—
Merrill Lynch International	44,945	—	—	—	44,945
Morgan Stanley & Co. International PLC	910,535	(910,535)	—	—	—
Nomura International PLC	1,254,919	(1,254,919)	—	—	—
Standard Chartered Bank	7,928,243	(7,928,243)	—	—	—
The Bank of Nova Scotia	242,030	—	—	—	242,030
UBS AG	4,369	—	—	—	4,369

	$162,707,079	$(120,099,505)	$(19,433,454)	$(21,951,723)	$1,222,397

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Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(1,771,479)	$6,863	$950,022	$—	$(814,594)
Bank of America, N.A.	(4,909,104)	4,909,104	—	—	—
Barclays Bank PLC	(1,346,483)	1,346,483	—	—	—
BNP Paribas	(11,528,298)	11,257,173	271,125	—	—
Citibank, N.A.	(22,045,511)	22,045,511	—	—	—
Credit Suisse International	(336,401)	336,401	—	—	—
Deutsche Bank AG	(22,847,505)	22,847,505	—	—	—
Goldman Sachs International	(36,337,950)	36,337,950	—	—	—
HSBC Bank USA, N.A.	(1,943,636)	1,943,636	—	—	—
JPMorgan Chase Bank, N.A.	(8,975,182)	8,975,182	—	—	—
Morgan Stanley & Co. International PLC	(5,311,742)	910,535	4,401,207	—	—
Nomura International PLC	(2,314,821)	1,254,919	990,023	—	(69,879)
Standard Bank PLC	(2,114,163)	—	850,020	—	(1,264,143)
Standard Chartered Bank	(8,743,252)	7,928,243	—	—	(815,009)

	$(130,525,527)	$120,099,505	$7,462,397	$—	$(2,963,625)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at April 30, 2015 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2015 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(2,213,782)	$(8,156,971)	$—
Futures contracts	(225,588)	—	2,408,319	—	(18,461,108)
Written options	—	—	1,833,793	14,347,487	—
Swap contracts	—	(3,345,521)	699,994	106,004	(3,100,076)
Forward commodity contracts	1,189,320	—	—	—	—
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	110,274,153	—
Non-deliverable bond forward contracts	—	—	—	—	1,380,425

Total	$963,372	$(3,345,521)	$2,728,324	$116,570,673	$(20,180,759)

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Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$3,213,847	$21,218,800	$—
Futures contracts	(834,937)	—	(2,732,596)	—	(43,298)
Written options	—	—	(3,227,430)	(15,506,311)	—
Swap contracts	—	5,281,284	(187,099)	(248,283)	11,084,692
Forward commodity contracts	(1,326,336)	—	—	—	—
Foreign currency and forward foreign currency exchange contracts	—	—	—	(55,546,836)	—
Non-deliverable bond forward contracts	—	—	—	—	1,357,318

Total	$(2,161,273)	$5,281,284	$(2,933,278)	$(50,082,630)	$12,398,712

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Swap Contracts

$109,577,000	$1,159,585,000	$14,110,000	$2,732,507,000	$205,087,000	$5,012,548,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were approximately $867,783,000 and 1,811 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest

Barclays Bank PLC	6/25/14	On Demand	(1.85)%	$1,411,273	$1,411,273
Barclays Bank PLC	3/23/15	On Demand	(1.85)	2,276,930	2,276,930
Barclays Bank PLC	4/10/15	On Demand	(0.33)	14,450,005	14,450,005
Citibank, N.A.	2/6/15	On Demand	(1.00)	1,890,600	1,890,600
JPMorgan Chase Bank, N.A.	4/6/15	On Demand	(0.25)	711,969	711,969
JPMorgan Chase Bank, N.A.	4/6/15	On Demand	(0.75)	2,512,133	2,512,133
JPMorgan Chase Bank, N.A.	4/21/15	On Demand	(0.50)	15,464,238	15,464,238
JPMorgan Chase Bank, N.A.	4/22/15	On Demand	(1.00)	11,447,728	11,447,728

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

60

Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

For the six months ended April 30, 2015, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $60,060,000 and (1.68)%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of April 30, 2015.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

Bank of America, N.A.	$5,626,395	$—	$(5,423,066)	$203,329

	$5,626,395	$—	$(5,423,066)	$203,329

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

Barclays Bank PLC	$(18,138,208)	$—	$18,138,208	$—
Citibank, N.A.	(1,890,600)	—	1,890,600	—
JPMorgan Chase Bank, N.A.	(30,136,068)	—	30,136,068	—

	$(50,164,876)	$—	$50,164,876	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Global Macro Absolute Return Advantage Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$1,251,819,502	$—	$1,251,819,502
Foreign Corporate Bonds	—	88,905,519	—	88,905,519
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	2,622,418	2,622,418
Collateralized Mortgage Obligations	—	15,663,784	—	15,663,784
Common Stocks	—	30,251,238 **	—	30,251,238
Investment Funds	—	9,222,209	—	9,222,209
Currency Put Options Purchased	—	57,615,472	—	57,615,472
Call Options Purchased	—	7,192,822	—	7,192,822
Short-Term Investments
Foreign Government Securities	—	104,162,314	—	104,162,314
U.S. Treasury Obligations	—	25,000,345	—	25,000,345
Repurchase Agreements	—	5,626,395	—	5,626,395
Other	—	201,291,580	—	201,291,580

Total Investments	$—	$1,796,751,180	$2,622,418	$1,799,373,598

Forward Commodity Contracts	$—	$61,939	$—	$61,939
Forward Foreign Currency Exchange Contracts	—	23,179,684	—	23,179,684
Non-deliverable Bond Forward Contracts	—	1,357,318	—	1,357,318
Futures Contracts	262,787	631,726	—	894,513
Swap Contracts	—	79,928,320	—	79,928,320

Total	$262,787	$1,901,910,167	$2,622,418	$1,904,795,372

Liability Description

Currency Put Options Written	$—	$(50,903,000)	$—	$(50,903,000)
Call Options Written	—	(6,957,639)	—	(6,957,639)
Securities Sold Short	—	(5,267,406)	—	(5,267,406)
Forward Foreign Currency Exchange Contracts	—	(47,764,748)	—	(47,764,748)
Futures Contracts	(5,629,315)	(397,885)	—	(6,027,200)
Swap Contracts	—	(28,607,185)	—	(28,607,185)

Total	$(5,629,315)	$(139,897,863)	$—	$(145,527,178)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

62

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolio, including the provision of administrative services.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The

64

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by EVM pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

65

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Eric A. Stein

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

66

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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This Page Intentionally Left Blank

Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772 4.30.15

Eaton Vance

Global Macro Capital Opportunities Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Global Macro Capital Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	34 and 36

Officers and Trustees	39

Important Notices	40

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Performance1,2

Portfolio Managers Marshall L. Stocker, CFA, John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/03/2014	11/01/2013	–0.40%	1.23%	—	0.48%
Class A with 5.75% Maximum Sales Charge	—	—	–6.13	–4.60	—	–3.41
Class I at NAV	11/03/2014	11/01/2013	–0.28	1.35	—	0.56
MSCI Emerging Markets Index	—	—	3.92%	7.80%	3.02%	3.48%
MSCI Frontier Markets Index	—	—	–7.94	–5.40	5.84	7.69

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.77%	1.52%
Net					1.66	1.41

Fund Profile4

Sector Allocation (% of net assets)5

Country Allocation (% of net assets)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Global Macro Capital Opportunities Portfolio (the Portfolio) into which the Fund invests. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/29/16. Without the reimbursement, if applicable, performance would have been lower.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Excludes cash and cash equivalents.

[6]	Based on country of incorporation.

Fund profile subject to change due to active management.

3

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 3, 2014 – April 30, 2015). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/3/14)	Ending Account Value (4/30/15)	Expenses Paid During Period (11/3/14 – 4/30/15)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$996.00	$8.12	***	1.66%
Class I	$1,000.00	$997.20	$6.91	***	1.41%

*     The Fund had not commenced operations on November 1, 2014. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the period from commencement of operations on November 3, 2014 to April 30, 2015). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on November 3, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period (11/1/14 – 4/30/15)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,016.60	$8.30	***	1.66%
Class I	$1,000.00	$1,017.80	$7.05	***	1.41%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on November 3, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

***	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Global Macro Capital Opportunities Portfolio, at value (identified cost, $119,685,502)	$123,453,243
Receivable for Fund shares sold	695,193
Receivable from affiliate	11,931
Total assets	$124,160,367

Liabilities
Payable for Fund shares redeemed	$153,864
Payable to affiliates:
Distribution and service fees	3,989
Trustees’ fees	42
Accrued expenses	25,538
Total liabilities	$183,433
Net Assets	$123,976,934

Sources of Net Assets
Paid-in capital	$119,774,796
Accumulated net realized gain from Portfolio	413,522
Accumulated undistributed net investment income	20,875
Net unrealized appreciation from Portfolio	3,767,741
Total	$123,976,934

Class A Shares
Net Assets	$19,917,588
Shares Outstanding	2,001,101
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.95
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.56

Class I Shares
Net Assets	$104,059,346
Shares Outstanding	10,444,206
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.96

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Period Ended April 30, 2015(1)
Dividends allocated from Portfolio (net of foreign taxes, $74,129)	$706,549
Interest allocated from Portfolio (net of foreign taxes, $355)	9,631
Expenses, excluding interest expense, allocated from Portfolio	(529,798)
Interest expense allocated from Portfolio	(4,472)
Total investment income from Portfolio	$181,910

Expenses
Distribution and service fees
Class A	$17,498
Trustees’ fees and expenses	292
Custodian fee	7,109
Transfer and dividend disbursing agent fees	32,693
Legal and accounting services	18,877
Printing and postage	4,816
Registration fees	36,133
Miscellaneous	2,127
Total expenses	$119,545
Deduct —
Allocation of expenses to affiliate	$45,782
Total expense reductions	$45,782

Net expenses	$73,763

Net investment income	$108,147

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $6)	$60,765
Financial futures contracts	247,480
Swap contracts	(98,251)
Foreign currency and forward foreign currency exchange contract transactions	203,528
Net realized gain	$413,522
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $2,764)	$3,734,671
Financial futures contracts	383,263
Foreign currency and forward foreign currency exchange contracts	(350,193)
Net change in unrealized appreciation (depreciation)	$3,767,741

Net realized and unrealized gain	$4,181,263

Net increase in net assets from operations	$4,289,410

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended April 30, 2015 (Unaudited) (1)
From operations —
Net investment income	$108,147
Net realized gain from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	413,522
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	3,767,741
Net increase in net assets from operations	$4,289,410
Distributions to shareholders —
From net investment income
Class A	$(13,362)
Class I	(73,910)
Total distributions to shareholders	$(87,272)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$19,883,057
Class I	104,119,023
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	13,268
Class I	73,884
Cost of shares redeemed
Class A	(552,730)
Class I	(3,761,706)
Net increase in net assets from Fund share transactions	$119,774,796

Net increase in net assets	$123,976,934

Net Assets
At beginning of period	$—
At end of period	$123,976,934

Accumulated undistributed net investment income included in net assets
At end of period	$20,875

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Financial Highlights

	Class A
	Period Ended April 30, 2015 (Unaudited) (1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.002
Net realized and unrealized loss	(0.043	)(3)

Total loss from operations	$(0.041)

Less Distributions
From net investment income	$(0.009)

Total distributions	$(0.009)

Net asset value — End of period	$9.950

Total Return(4)	(0.40	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,918
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)(8)	1.66	%(9)(10)
Net investment income	0.05	%(10)
Portfolio Turnover of the Portfolio	8	%(5)(11)

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	The investment adviser subsidized certain operating expenses (equal to 0.11% of average daily net assets for the period ended April 30, 2015).

(9)	Includes interest expense of 0.01%.

(10)	Annualized.

(11)	For the Portfolio’s six months ended April 30, 2015.

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Period Ended April 30, 2015 (Unaudited) (1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.014
Net realized and unrealized loss	(0.043	)(3)

Total loss from operations	$(0.029)

Less Distributions
From net investment income	$(0.011)

Total distributions	$(0.011)

Net asset value — End of period	$9.960

Total Return(4)	(0.28	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$104,059
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)(8)	1.41	%(9)(10)
Net investment income	0.30	%(10)
Portfolio Turnover of the Portfolio	8	%(5)(11)

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	The investment adviser subsidized certain operating expenses (equal to 0.11% of average daily net assets for the period ended April 30, 2015).

(9)	Includes interest expense of 0.01%.

(10)	Annualized.

(11)	For the Portfolio’s six months ended April 30, 2015.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Capital Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on November 3, 2014. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Capital Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the period ended April 30, 2015, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.65% and 1.40% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 29, 2016. Pursuant to this agreement, EVM was allocated $45,782 of the Fund’s operating expenses for the period ended April 30, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended April 30, 2015, EVM earned $60 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $62 as its portion of the sales charge on sales of Class A shares for the period ended April 30, 2015. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended April 30, 2015 amounted to $17,498 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the period ended April 30, 2015, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the period ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $120,577,533 and $1,487,463, respectively.

11

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended April 30, 2015 (Unaudited)(1)

Sales	2,057,233
Issued to shareholders electing to receive payments of distributions in Fund shares	1,401
Redemptions	(57,533)

Net increase	2,001,101

Class I	Period Ended April 30, 2015 (Unaudited)(1)

Sales	10,828,859
Issued to shareholders electing to receive payments of distributions in Fund shares	7,802
Redemptions	(392,455)

Net increase	10,444,206

(1)	For the period from the start of business, November 3, 2014, to April 30, 2015.

12

Global Macro Capital Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 91.3%

Security	Shares	Value

Argentina — 2.1%
Banco Macro SA, Class B ADR	11,900	$657,475
BBVA Banco Frances SA ADR	13,300	256,424
Cresud SA ADR(1)	7,800	102,570
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	5,400	76,896
Grupo Financiero Galicia SA, Class B ADR	25,200	555,408
IRSA Inversiones y Representaciones SA ADR	4,800	86,976
Pampa Energia SA ADR(1)	8,400	136,752
Telecom Argentina SA ADR	29,300	611,198
Transportadora de Gas del Sur SA ADR	16,700	82,331

		$2,566,030

Botswana — 1.2%
Barclays Bank of Botswana, Ltd.	343,800	$142,015
Botswana Insurance Holdings, Ltd.	259,400	325,055
Engen Botswana, Ltd.	177,211	148,995
First National Bank of Botswana, Ltd.	710,000	274,437
Letshego Holdings, Ltd.	1,188,500	371,392
Sechaba Breweries, Ltd.	84,100	246,313

		$1,508,207

Brazil — 9.5%
AMBEV SA	169,200	$1,063,625
Banco Bradesco SA	34,300	341,981
Banco Bradesco SA, PFC Shares	92,500	987,338
Banco do Brasil SA	41,200	364,010
Banco Santander Brasil SA	12,700	68,580
BB Seguridade Participacoes SA	31,400	367,364
BM&F Bovespa SA	85,800	353,401
BR Malls Participacoes SA	25,300	137,712
BRF-Brasil Foods SA	25,725	549,857
CETIP SA - Mercados Organizados	12,100	138,753
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	7,500	253,904
Cia de Concessoes Rodoviarias SA (CCR)	47,900	263,908
Cia de Saneamento Basico do Estado de Sao Paulo	10,800	63,805
Cia Energetica de Minas Gerais SA, PFC Shares	39,700	191,717
Cia Energetica de Sao Paulo, Class B, PFC Shares	5,900	37,206
Cia Paranaense de Energia-Copel, PFC Shares	3,300	37,141
Cia Siderurgica Nacional SA	22,600	60,533
Cielo SA	35,320	491,651
Cosan SA Industria e Comercio	4,000	39,164
CPFL Energia SA	7,739	51,038
Embraer SA	32,100	250,369
Estacio Participacoes SA	9,500	57,386

Security	Shares	Value

Brazil (continued)
Fibria Celulose SA(1)	11,400	$159,860
Gerdau SA, PFC Shares	41,000	136,760
Hypermarcas SA(1)	19,900	131,304
Itau Unibanco Holding SA, PFC Shares	95,600	1,222,545
Itausa-Investimentos Itau SA, PFC Shares	130,479	459,477
JBS SA	35,000	180,521
Klabin SA	23,800	145,978
Kroton Educacional SA	57,900	211,388
Localiza Rent a Car SA	4,600	53,619
Lojas Americanas SA, PFC Shares	26,000	144,715
Lojas Renner SA	5,900	205,710
M Dias Branco SA	1,200	34,467
Multiplan Empreendimentos Imobiliarios SA	2,700	47,495
Natura Cosmeticos SA	5,300	50,661
Petroleo Brasileiro SA	20,000	94,592
Petroleo Brasileiro SA, PFC Shares	27,950	121,060
Porto Seguro SA	3,700	46,285
Qualicorp SA(1)	6,200	51,033
Raia Drogasil SA	6,300	71,511
Souza Cruz SA	18,700	170,680
Suzano Papel e Celulose SA, PFC Shares	10,800	54,126
Telefonica Brasil SA, PFC Shares	12,000	199,140
Tim Participacoes SA	39,000	124,911
Totvs SA	4,100	47,369
Tractebel Energia SA	5,000	59,244
Ultrapar Participacoes SA	10,100	232,441
Vale SA	56,625	425,681
Vale SA, PFC Shares	79,250	477,402
Weg SA	28,000	149,156

		$11,679,574

China — 20.2%
58.com, Inc. ADR(1)	500	$38,140
AAC Technologies Holdings, Inc.	19,000	100,417
Agricultural Bank of China, Ltd., Class H	530,000	299,061
Air China, Ltd., Class H	56,000	67,326
Aluminum Corp. of China, Ltd., Class H(1)	118,000	75,373
Anhui Conch Cement Co., Ltd., Class H	32,000	129,590
ANTA Sports Products, Ltd.	31,000	68,643
Autohome, Inc. ADR(1)	700	35,728
Bank of China, Ltd., Class H	1,897,000	1,299,830
Bank of Communications, Ltd., Class H	227,000	232,981
Beijing Enterprises Holdings, Ltd.	13,500	123,807
Beijing Enterprises Water Group, Ltd.(1)	124,000	106,305
Belle International Holdings, Ltd.	117,000	150,166
Bitauto Holdings, Ltd. ADR(1)	300	17,844

13	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Brilliance China Automotive Holdings, Ltd.	82,000	$153,892
BYD Co., Ltd., Class H	19,500	117,682
CGN Power Co., Ltd.(1)(2)	155,000	86,534
China Cinda Asset Management Co., Ltd., Class H(1)	147,000	86,858
China CITIC Bank Corp., Ltd., Class H	207,000	187,452
China CNR Corp, Ltd.(1)(2)	52,500	107,367
China Coal Energy Co., Ltd., Class H	119,000	77,764
China Communications Construction Co., Ltd., Class H	117,000	212,806
China Construction Bank Corp., Class H	1,725,000	1,674,517
China Everbright International, Ltd.	68,000	126,803
China Everbright, Ltd.	24,000	79,032
China Galaxy Securities Co., Ltd., Class H	47,500	77,931
China Gas Holdings, Ltd.	52,000	91,608
China Life Insurance Co., Ltd., Class H	179,000	869,888
China Longyuan Power Group Corp., Ltd., Class H	80,000	98,938
China Medical System Holdings, Ltd.	32,000	56,225
China Mengniu Dairy Co., Ltd.	34,000	172,681
China Merchants Bank Co., Ltd., Class H	113,000	341,355
China Merchants Holdings (International) Co., Ltd.	32,000	145,585
China Minsheng Banking Corp., Ltd., Class H	149,500	219,062
China Mobile, Ltd.	148,500	2,117,236
China National Building Material Co., Ltd., Class H	80,000	96,624
China Oilfield Services, Ltd., Class H	48,000	98,554
China Overseas Land & Investment, Ltd.	98,000	407,578
China Pacific Insurance (Group) Co., Ltd., Class H	63,200	342,560
China Petroleum & Chemical Corp., Class H	604,000	573,175
China Pharmaceutical Group, Ltd.	84,000	87,001
China Railway Construction Corp., Ltd., Class H	57,500	115,256
China Railway Group, Ltd., Class H	112,000	158,039
China Resources Enterprise, Ltd.	34,000	104,154
China Resources Gas Group, Ltd.	24,000	83,811
China Resources Land, Ltd.	61,777	224,537
China Resources Power Holdings Co., Ltd.	48,000	145,417
China Shenhua Energy Co., Ltd., Class H	82,500	213,725
China State Construction International Holdings, Ltd.	50,000	97,138
China Taiping Insurance Holdings Co., Ltd.(1)	29,400	109,601
China Telecom Corp., Ltd., Class H	348,000	258,248
China Unicom (Hong Kong), Ltd.	148,000	277,963
China Vanke Co., Ltd., Class H(1)	35,700	94,081
CITIC Securities Co., Ltd., Class H	28,000	124,217
CITIC, Ltd.	58,000	116,028
CNOOC, Ltd.	423,000	719,109
Cosco Pacific, Ltd.	48,000	75,643
Country Garden Holdings Co., Ltd.	146,000	78,636
CSR Corp., Ltd., Class H	58,000	111,961
Ctrip.com International, Ltd. ADR(1)	1,800	114,624

Security	Shares	Value

China (continued)
Dongfeng Motor Group Co., Ltd., Class H	72,000	$119,618
Evergrande Real Estate Group, Ltd.	164,000	155,499
GCL-Poly Energy Holdings, Ltd.(1)	293,000	88,235
Geely Automobile Holdings, Ltd.	150,000	84,577
Great Wall Motor Co., Ltd., Class H	26,000	197,277
Guangdong Investment, Ltd.	68,000	100,874
Guangzhou Automobile Group Co., Ltd., Class H	66,000	71,143
Haier Electronics Group Co., Ltd.	29,000	82,862
Haitong Securities Co., Ltd., Class H	36,000	117,579
Hanergy Thin Film Power Group, Ltd.(1)	302,000	280,665
Hengan International Group Co., Ltd.	18,500	228,233
Huaneng Power International, Inc., Class H	92,000	130,711
Industrial & Commercial Bank of China, Ltd., Class H	1,747,000	1,519,951
JD.com, Inc. ADR(1)	8,700	291,972
Jiangxi Copper Co., Ltd., Class H	37,000	76,356
Jumei International Holding, Ltd. ADR(1)	1,600	33,584
Kingsoft Corp., Ltd.	20,000	77,802
Kunlun Energy Co., Ltd.	142,000	168,210
Lenovo Group, Ltd.	168,000	288,888
Longfor Properties Co., Ltd.	40,000	68,809
NetEase.com, Inc. ADR	700	89,733
New Oriental Education & Technology Group, Inc. ADR(1)	1,600	40,944
New World China Land, Ltd.	76,000	51,251
People’s Insurance Co. Group of China, Ltd., Class H	176,000	122,091
PetroChina Co., Ltd., Class H	498,000	642,302
PICC Property & Casualty Co., Ltd., Class H	84,000	186,320
Ping An Insurance (Group) Co. of China, Ltd., Class H	62,000	889,860
Qihoo 360 Technology Co., Ltd. ADR(1)	1,000	60,300
Semiconductor Manufacturing International Corp.(1)	689,000	75,932
Shanghai Electric Group Co., Ltd., Class H	86,000	87,695
Shenzhou International Group Holdings, Ltd.	16,000	74,943
Shimao Property Holdings, Ltd.	37,500	88,094
Sihuan Pharmaceutical Holdings Group, Ltd.(3)	119,000	54,168
SINA Corp.(1)	800	35,196
Sino Biopharmaceutical, Ltd.	80,000	91,231
Sino-Ocean Land Holdings, Ltd.	95,000	79,274
Sinopharm Group Co., Ltd., Class H	31,200	148,997
SouFun Holdings, Ltd. ADR	2,800	23,156
Sun Art Retail Group, Ltd.	67,500	69,346
Tencent Holdings, Ltd.	118,800	2,451,898
Tingyi (Cayman Islands) Holding Corp.	50,000	105,717
Tsingtao Brewery Co., Ltd., Class H	10,000	63,854
Vipshop Holdings, Ltd. ADR(1)	2,800	79,212
Want Want China Holdings, Ltd.	148,000	162,535
Weichai Power Co., Ltd., Class H	14,000	55,290
Youku Tudou, Inc. ADR(1)	1,600	29,920

14	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
YY, Inc. ADR(1)	400	$25,424
Zhejiang Expressway Co., Ltd., Class H	44,000	70,220
Zhuzhou CSR Times Electric Co., Ltd., Class H	14,000	118,505
Zijin Mining Group Co., Ltd., Class H(3)	172,000	66,354

		$24,996,714

Egypt — 3.3%
Arabian Cement Co.	37,900	$86,720
Commercial International Bank	213,900	1,553,416
Eastern Tobacco	6,600	169,464
Edita Food Industries SAE GDR(1)(2)	11,500	182,275
Egypt Kuwait Holding Co. SAE	146,766	96,739
Egyptian Financial Group-Hermes Holding Co.(1)	130,600	242,426
El Sewedy Cables Holding Co.(1)	32,200	199,906
Ezz Steel(1)	65,800	108,045
Ghabbour Auto(1)	24,200	15,826
Global Telecom Holding SAE(1)	447,200	188,228
Juhayna Food Industries	160,800	197,283
Medinet Nasr for Housing(1)	40,800	174,831
Oriental Weavers Co.	94,200	129,458
Palm Hills Developments SAE(1)	271,300	97,242
Pioneers Holding(1)	42,800	49,041
Sidi Kerir Petrochemicals Co.	71,800	138,011
Talaat Moustafa Group	332,600	431,336

		$4,060,247

Georgia — 1.5%
Bank of Georgia Holdings PLC	39,800	$1,093,034
TBC Bank JSC GDR(1)(4)	72,600	809,785

		$1,902,819

Hong Kong — 0.3%
Alibaba Health Information Technology, Ltd.(1)	72,000	$112,809
ENN Energy Holdings, Ltd.	20,000	143,948
Fosun International, Ltd.	47,000	117,146

		$373,903

India — 6.9%
Adani Enterprises, Ltd.	5,100	$54,219
Adani Ports and Special Economic Zone, Ltd.	17,600	88,244
Apollo Hospitals Enterprise, Ltd.	2,900	52,229
Asian Paints, Ltd.	10,000	120,345
Aurobindo Pharma, Ltd.	4,800	97,053
Bajaj Auto, Ltd.	3,000	91,489
Bharat Heavy Electricals, Ltd.	21,200	80,203

Security	Shares	Value

India (continued)
Bharat Petroleum Corp., Ltd.	6,600	$79,292
Bharti Airtel, Ltd.	20,900	125,443
Cairn India, Ltd.	17,400	58,657
Coal India, Ltd.	17,900	102,251
Dabur India, Ltd.	19,000	75,260
Dr. Reddy’s Laboratories, Ltd.	4,000	208,566
GAIL (India), Ltd.	12,200	69,298
Godrej Consumer Products, Ltd.	4,300	71,787
Gujarat Ambuja Cements, Ltd.	24,100	88,172
HCL Technologies, Ltd.	16,400	228,455
Hero MotoCorp, Ltd.	1,600	58,659
Hindalco Industries, Ltd.	39,700	80,138
Hindustan Unilever, Ltd.	25,000	336,517
Housing Development Finance Corp., Ltd.	48,400	897,835
ICICI Bank, Ltd.	37,100	194,672
Idea Cellular, Ltd.	38,700	106,702
Infosys, Ltd.	29,900	913,276
ITC, Ltd.	74,000	376,020
Larsen & Toubro, Ltd.	10,700	275,531
LIC Housing Finance, Ltd.	10,400	70,574
MM Forgings, Ltd.	21,000	220,719
Motherson Sumi Systems, Ltd.	8,100	64,350
Nestle India, Ltd.	800	82,771
NTPC, Ltd.	57,400	135,344
Oil & Natural Gas Corp., Ltd.	26,500	126,683
Reliance Industries, Ltd.	42,300	575,465
Rural Electrification Corp., Ltd.	11,200	54,803
Sesa Sterlite, Ltd.	41,100	134,859
Shriram Transport Finance Co., Ltd.	5,200	80,192
Siemens India, Ltd.	2,800	60,234
State Bank of India	50,500	214,012
Sun Pharmaceutical Industries, Ltd.	27,920	414,307
Tata Consultancy Services, Ltd.	15,400	599,312
Tata Motors, Ltd.	25,500	204,928
Tata Power Co., Ltd.	42,800	51,003
Tata Steel, Ltd.	11,600	66,028
Tech Mahindra, Ltd.	8,000	78,230
UltraTech Cement, Ltd.	1,300	54,791
United Spirits, Ltd.(1)	1,600	84,332
Wipro, Ltd.	20,800	175,865
Zee Entertainment Enterprises, Ltd.	18,600	91,395

		$8,570,510

Jordan — 0.1%
Arab Pesticides & Veterinary Drugs Manufacturing Co.	43,085	$115,089
United Cable Industries Co.(1)	86,908	69,953

		$185,042

15	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kazakhstan — 2.4%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	68,300	$530,099
KAZ Minerals PLC(1)	48,000	190,898
KazMunaiGas Exploration Production GDR(4)	159,909	1,818,779
Kcell JSC GDR(4)	45,200	380,725

		$2,920,501

Kenya — 1.8%
ARM Cement, Ltd.	96,800	$80,782
British-American Investments Co. Kenya, Ltd.	254,700	60,577
Centum Investment Co., Ltd.(1)	153,200	102,757
Co-operative Bank of Kenya, Ltd. (The)	672,533	152,604
East African Breweries, Ltd.	141,004	476,163
Equity Group Holdings, Ltd.	728,100	383,123
Kenya Airways, Ltd.(1)	383,378	28,987
Kenya Commercial Bank, Ltd.	788,700	525,874
Kenya Electricity Generating Co., Ltd.	637,525	67,208
Kenya Power & Lighting, Ltd.	313,400	57,483
Safaricom, Ltd.	1,648,917	304,347

		$2,239,905

Latvia — 0.6%
Grindeks	18,290	$122,766
Olainfarm(1)	61,700	515,149
SAF Tehnika	28,900	72,410

		$710,325

Mauritius — 2.2%
Alteo, Ltd.	52,987	$49,901
CIEL, Ltd.	430,500	85,177
CIM Financial Services, Ltd.	238,300	61,381
ENL Land, Ltd.	72,211	102,601
Gamma Civic, Ltd.	81,886	76,791
Harel Mallac & Co., Ltd.(3)	31,500	97,239
Ireland Blyth, Ltd.	7,800	25,687
LUX Island Resorts, Ltd.	62,400	105,606
MCB Group, Ltd.	138,908	810,192
New Mauritius Hotels, Ltd.	101,930	179,863
Omnicane, Ltd.	15,009	32,199
Phoenix Beverages, Ltd.	10,200	88,776
Rogers & Co., Ltd.	187,150	158,602
SBM Holdings, Ltd.	19,639,106	535,269
Sun Resorts, Ltd., Class A(1)	65,600	74,289
Terra Mauricia, Ltd.	90,156	82,243
Vivo Energy Mauritius, Ltd.	23,359	91,212

		$2,657,028

Security	Shares	Value

Mexico — 3.5%
Alfa SAB de CV, Series A	71,400	$144,969
America Movil SAB de CV ADR, Series L	39,700	829,333
Arca Continental SAB de CV	10,800	66,249
Cemex SAB de CV ADR(1)	30,576	294,141
Coca Cola Femsa SAB de CV ADR	1,100	87,890
El Puerto de Liverpool SAB de CV(1)	5,200	57,321
Fibra Uno Administracion SA de CV	56,800	141,648
Fomento Economico Mexicano SAB de CV ADR(1)	4,600	416,254
Gentera SAB de CV(1)	29,400	50,322
Grupo Aeroportuario del Pacifico SAB de CV ADR, Class B	900	63,945
Grupo Aeroportuario del Sureste SAB de CV ADR, Class B(1)	600	86,742
Grupo Bimbo SAB de CV, Series A(1)	41,700	111,792
Grupo Carso SAB de CV, Series A1	15,400	64,222
Grupo Financiero Banorte SAB de CV, Class O	59,900	339,792
Grupo Financiero Inbursa SAB de CV, Class O	57,600	137,599
Grupo Financiero Santander Mexico SAB de CV ADR	9,400	95,598
Grupo Mexico SAB de CV, Series B	92,000	284,299
Grupo Televisa SAB ADR(1)	12,300	447,843
Industrias Penoles SAB de CV	3,700	62,704
Kimberly-Clark de Mexico SAB de CV, Class A	39,900	87,852
Mexichem SAB de CV	25,400	72,664
Promotora y Operadora de Infraestructura SAB de CV(1)	6,900	79,155
Wal-Mart de Mexico SAB de CV, Series V	126,800	298,363

		$4,320,697

Norway — 0.3%
DNO ASA(1)	180,500	$340,294

		$340,294

Peru — 2.3%
Cia de Minas Buenaventura SA ADR	32,772	$366,391
Credicorp, Ltd.	10,434	1,591,707
Ferreycorp SAA	158,900	69,528
Southern Copper Corp.	25,800	840,564

		$2,868,190

Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	72,000	$91,448
Aboitiz Power Corp.	39,500	38,029
Alliance Global Group, Inc.	85,700	48,704
Ayala Corp.	5,970	104,393
Ayala Land, Inc.	190,500	164,809
Bank of the Philippine Islands	21,799	49,511
BDO Unibank, Inc.	45,010	110,070
DMCI Holdings, Inc.	110,400	37,150

16	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Philippines (continued)
Energy Development Corp.	250,600	$45,450
Globe Telecom, Inc.	1,375	67,225
International Container Terminal Services, Inc.	13,610	33,570
JG Summit Holding, Inc.	68,590	109,870
Jollibee Foods Corp.	11,680	52,122
Megaworld Corp.	307,500	36,456
Metro Pacific Investments Corp.	202,000	20,511
Metropolitan Bank & Trust Co.	13,903	28,982
Philippine Long Distance Telephone Co.	2,515	157,812
SM Investments Corp.	4,320	87,275
SM Prime Holdings, Inc.	225,000	94,086
Universal Robina Corp.	19,000	92,655

		$1,470,128

Qatar — 0.2%
Ooredoo QSC	9,600	$260,844

		$260,844

Romania — 3.9%
Banca Transilvania(1)	2,357,400	$1,466,514
BRD-Group Societe Generale(1)	195,500	528,182
Electrica SA(1)	220,100	660,775
OMV Petrom SA	6,514,400	648,945
Societatea Nationala de Gaze Naturale ROMGAZ SA	71,900	663,559
Societatea Nationala Nuclearelectrica SA	82,800	160,063
Transelectrica SA	36,800	264,310
Transgaz SA Medias	6,800	465,518

		$4,857,866

Serbia — 2.4%
Aerodrom Nikola Tesla AD Beograd	43,200	$520,517
Energoprojekt Holding AD Beograd	62,500	651,542
Gosa AD Montaza Velika Plana	1,378	27,049
Komercijalna Banka AD Beograd(1)	18,100	347,721
Metalac AD	4,700	90,298
Naftna Industrija Srbije	216,465	1,365,906

		$3,003,033

Singapore — 1.3%
Interra Resources, Ltd.(1)	2,713,000	$359,757
Yoma Strategic Holdings, Ltd.(1)	3,314,333	1,273,401

		$1,633,158

Security	Shares	Value

South Korea — 8.4%
AMOREPACIFIC Corp.	65	$235,504
AMOREPACIFIC Group, Inc.	65	98,834
BNK Financial Group, Inc.	4,900	73,253
Celltrion, Inc.(1)	1,680	133,754
CJ CheilJedang Corp.	220	85,557
CJ Corp.	400	71,113
DGB Financial Group Co., Ltd.	4,600	51,926
Dongbu Insurance Co., Ltd.	1,100	55,904
E-Mart Co., Ltd.	420	86,526
Hana Financial Group, Inc.	6,400	188,390
Hankook Tire Co., Ltd.	1,600	67,240
Hotel Shilla Co., Ltd.	930	92,583
Hynix Semiconductor, Inc.	12,400	530,535
Hyundai Development Co.	1,700	90,491
Hyundai Engineering & Construction Co., Ltd.	1,900	91,412
Hyundai Glovis Co., Ltd.	300	65,807
Hyundai Heavy Industries Co., Ltd.(1)	770	100,045
Hyundai Mobis Co., Ltd.	1,200	263,854
Hyundai Motor Co.	2,600	408,047
Hyundai Motor Co., PFC Shares	550	60,795
Hyundai Motor Co., Second PFC Shares	760	86,176
Hyundai Steel Co.	1,600	116,947
Hyundai Wia Corp.	380	53,846
Industrial Bank of Korea	5,900	81,066
Kangwon Land, Inc.	2,800	95,447
KB Financial Group, Inc.	7,900	301,261
KCC Corp.	130	66,632
Kia Motors Corp.	4,600	211,976
Korea Electric Power Corp.	5,000	217,420
Korea Investment Holdings Co., Ltd.	1,000	64,027
Korea Zinc Co., Ltd.	199	88,625
KT&G Corp.	2,400	212,543
LG Chem, Ltd.	900	227,347
LG Corp.	2,000	124,099
LG Display Co., Ltd.	4,300	119,080
LG Electronics, Inc.	2,300	129,336
LG Household & Health Care, Ltd.	200	146,940
LG Uplus Corp.	5,400	54,022
Lotte Chemical Corp.	340	78,878
Lotte Shopping Co., Ltd.	270	65,115
Naver Corp.	500	302,339
NCsoft Corp.	330	62,862
ORION Corp.	70	81,757
POSCO	1,300	306,233
Samsung C&T Corp.	2,500	132,767
Samsung Electro-Mechanics Co., Ltd.	1,100	69,031

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co., Ltd.	1,700	$2,230,151
Samsung Electronics Co., Ltd., PFC Shares	340	344,995
Samsung Fire & Marine Insurance Co., Ltd.	600	158,078
Samsung Heavy Industries Co., Ltd.	4,200	70,743
Samsung Life Insurance Co., Ltd.	1,100	107,594
Samsung SDI Co., Ltd.	1,100	122,465
Samsung Securities Co., Ltd.	1,400	85,070
Shinhan Financial Group Co., Ltd.	8,200	339,383
SK C&C Co., Ltd.	460	108,867
SK Holdings Co., Ltd.	560	96,426
SK Innovation Co., Ltd.(1)	1,300	142,291
SK Telecom Co., Ltd.	230	61,634
Woongjin Coway Co., Ltd.	1,200	100,779

		$10,315,818

Sri Lanka — 2.7%
Access Engineering PLC	538,300	$92,737
Aitken Spence Hotel Holdings PLC, Class H	106,700	64,025
Aitken Spence PLC	159,900	120,980
Chevron Lubricants Lanka PLC	54,700	167,326
Commercial Bank of Ceylon PLC	512,648	661,003
DFCC Bank PLC	34,316	56,016
Dialog Axiata PLC	2,471,500	213,128
Distilleries Co. of Sri Lanka PLC	79,500	149,362
Hatton National Bank PLC	43,300	57,830
Hatton National Bank PLC (Non Voting)	86,400	149,464
John Keells Holdings PLC	710,500	1,096,838
National Development Bank PLC	100,489	201,020
Sampath Bank PLC	47,103	91,296
Tokyo Cement Co. (Lanka) PLC	528,600	222,203

		$3,343,228

Taiwan — 3.7%
Advanced Semiconductor Engineering, Inc.	62,000	$87,924
Advantech Co., Ltd.	4,000	32,951
Asia Cement Corp.	26,000	32,877
Asustek Computer, Inc.	7,000	74,160
AU Optronics Corp.	99,000	49,683
Catcher Technology Co., Ltd.	7,000	81,913
Cathay Financial Holding Co., Ltd.	76,000	132,774
Chailease Holding Co., Ltd.	11,000	30,149
Chang Hwa Commercial Bank, Ltd.	55,000	33,605
Cheng Shin Rubber Industry Co., Ltd.	17,000	40,685
China Development Financial Holding Corp.	111,000	46,246
China Life Insurance Co., Ltd.	35,000	37,049

Security	Shares	Value

Taiwan (continued)
China Steel Corp.	117,000	$98,275
Chunghwa Telecom Co., Ltd.	37,000	119,410
Compal Electronics, Inc.	48,000	43,700
CTBC Financial Holding Co., Ltd.	139,000	108,194
Delta Electronics, Inc.	17,000	102,297
E.Sun Financial Holding Co., Ltd.	67,000	45,877
Epistar Corp.	13,000	20,306
Far Eastern New Century Corp.	35,000	38,444
Far EasTone Telecommunications Co., Ltd.	17,000	40,532
First Financial Holding Co., Ltd.	61,000	38,350
Formosa Chemicals & Fibre Corp.	35,000	89,186
Formosa Plastics Corp.	42,000	107,965
Foxconn Technology Co., Ltd.	11,000	31,350
Fubon Financial Holding Co., Ltd.	65,000	139,786
Giant Manufacturing Co., Ltd.	3,000	25,875
Hon Hai Precision Industry Co., Ltd.	112,000	335,602
Hotai Motor Co., Ltd.	3,000	51,979
HTC Corp.(1)	8,000	32,938
Hua Nan Financial Holdings Co., Ltd.	67,000	41,156
Innolux Corp.	84,000	43,330
Inotera Memories, Inc.(1)	25,000	28,710
Largan Precision Co., Ltd.	1,000	100,206
Lite-On Technology Corp.	25,000	31,587
MediaTek, Inc.	13,000	167,104
Mega Financial Holding Co., Ltd.	102,000	90,725
Nan Ya Plastics Corp.	47,000	115,517
Novatek Microelectronics Corp., Ltd.	6,000	31,360
Pegatron Corp.	17,000	50,362
Pou Chen Corp.	23,000	32,231
President Chain Store Corp.	5,000	37,001
Quanta Computer, Inc.	28,000	70,250
Shin Kong Financial Holding Co., Ltd.	97,000	31,459
Shuang Bang Industrial Corp.	13,000	8,073
Siliconware Precision Industries Co., Ltd.	36,000	59,141
SinoPac Financial Holdings Co., Ltd.	84,000	38,074
Taishin Financial Holdings Co., Ltd.	87,000	39,827
Taiwan Cement Corp.	26,000	36,924
Taiwan Cooperative Financial Holding Co., Ltd.	74,000	39,925
Taiwan Mobile Co., Ltd.	12,000	42,277
Taiwan Semiconductor Manufacturing Co., Ltd.	218,000	1,049,511
Teco Electric & Machinery Co., Ltd.	24,000	23,302
Uni-President Enterprises Corp.	49,000	80,191
United Microelectronics Corp.	131,000	62,765
Yuanta Financial Holding Co., Ltd.	102,000	59,286

		$4,560,376

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand — 0.8%
PTT Exploration & Production PCL(5)	53,050	$187,918
TTCL PCL(5)	767,100	743,987

		$931,905

United Kingdom — 0.4%
Genel Energy PLC(1)	48,400	$465,398

		$465,398

United States — 0.1%
Tahoe Resources, Inc.	11,940	$166,563
TAL International Group, Inc.(1)	300	11,562

		$178,125

Vietnam — 8.0%
Bank for Foreign Trade of Vietnam JSC	410,815	$688,762
Bank for Investment & Development of Vietnam	216,700	188,527
Bao Viet Holdings	111,500	182,186
Danang Rubber JSC	47,200	132,402
Everpia Vietnam JSC	3,970	4,843
FPT Corp.	69,937	166,057
Gemadept Corp.	40,700	55,414
HAGL JSC(1)	648,460	603,286
Hoa Phat Group JSC	103,737	211,445
Hoa Sen Group	42,440	74,388
Imexpharm Pharmaceutical JSC	22,770	49,169
Kinh Bac City Development Share Holding Corp.(1)	268,100	195,034
Kinh Do Corp.	243,900	496,164
Masan Group Corp.(1)	475,700	1,792,090
Nam Long Investment Corp.	110,000	100,741
Ocean Group JSC(1)	17,000	3,132
PetroVietnam Drilling and Well Services JSC	173,293	435,237
PetroVietnam Fertilizer & Chemical JSC	205,250	286,902
PetroVietnam Gas JSC	83,000	251,791
PetroVietnam Technical Services JSC	294,900	354,254
Pha Lai Thermal Power JSC	186,000	206,003
Refrigeration Electrical Engineering Corp.	100,000	121,346
Saigon - Hanoi Commercial Joint Stock Bank	535,900	207,636
Saigon Securities, Inc.	364,300	346,531
Saigon Thuong Tin Commercial JSB(1)	704,300	583,766
Tan Tao Investment & Industry Corp.(1)	675,400	212,522
Traphaco JSC	18,690	69,232
Vietnam Construction and Import-Export JSC	251,400	146,764
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	124,763
Vingroup JSC	677,052	1,514,719

Security	Shares	Value

Vietnam (continued)
Vinh Son - Song Hinh Hydropower JSC	101,700	$63,357

		$9,868,463

Total Common Stocks (identified cost $110,790,409)		$112,788,328

Equity-Linked Securities(2)(6) — 2.1%

Security	Maturity Date	Shares	Value

Saudi Arabia — 2.1%
Al Rajhi Bank	7/24/17	19,300	$322,300
Al Tayyar	3/22/16	2,667	77,430
Alinma Bank	7/24/17	25,500	167,101
Almarai Co.(1)	7/24/17	3,600	86,514
Bank Al-Jazira(1)	7/24/17	7,400	63,836
Banque Saudi Fransi	7/24/17	15,000	154,193
Dar Al Arkan Real Estate Development(1)	3/22/16	17,700	45,666
Etihad Etisalat Co.(1)	7/24/17	7,500	74,096
National Industrialization Co.(1)	7/24/17	7,000	46,155
Riyad Bank(1)	7/24/17	18,000	86,040
Samba Financial Group	7/24/17	25,133	206,077
Saudi Arabian Fertilizer Co.	7/24/17	2,875	94,585
Saudi Arabian Mining Co.	7/24/17	6,100	73,927
Saudi Basic Industries Corp.	7/24/17	13,600	393,920
Saudi Cement Co.	7/24/17	2,500	63,581
Saudi Electricity Co.	7/24/17	16,600	89,300
Saudi Industrial Investment Group(1)	7/24/17	7,400	57,324
Saudi Kayan Petrochemical Co.(1)	7/24/17	18,200	59,085
Saudi Telecom Co.	7/24/17	9,200	169,887
Savola Group	7/24/17	7,800	161,456
Yanbu National Petrochemicals Co.	7/24/17	3,600	51,477

Total Equity-Linked Securities (identified cost $2,753,740)			$2,543,950

Investment Funds — 2.6%

Security	Shares	Value

Romania — 2.6%
Fondul Proprietatea SA(1)	13,978,349	$3,195,355

Total Investment Funds (identified cost $3,274,560)		$3,195,355

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%(7)

Security	Shares	Value

Interra Resources, Ltd., Exp. 12/8/15(1)	249,500	$1,980

Total Warrants (identified cost $0)		$1,980

Short-Term Investments — 3.1%

U.S. Treasury Obligations — 0.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/14/15(8)	$500	$500,000

Total U.S. Treasury Obligations (identified cost $500,000)		$500,000

Other — 2.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(9)	$3,348	$3,348,257

Total Other (identified cost $3,348,257)		$3,348,257

Total Short-Term Investments (identified cost $3,848,257)		$3,848,257

Total Investments — 99.1% (identified cost $120,666,966)		$122,377,870

Other Assets, Less Liabilities — 0.9%		$1,076,383

Net Assets — 100.0%		$123,454,253

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $2,920,126 or 2.4% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $3,539,388 or 2.9% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(7)	Amount is less than 0.05%.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	34.7%	$42,867,610
Information Technology	10.5	12,969,378
Energy	9.4	11,662,144
Consumer Staples	8.8	10,864,007
Industrials	8.0	9,859,393
Materials	6.5	7,984,908
Telecommunication Services	5.6	6,897,150
Consumer Discretionary	4.9	6,027,810
Utilities	3.3	4,050,978
Health Care	1.7	2,150,880
Investment Funds	2.6	3,195,355
Short-Term Investments	3.1	3,848,257

Total Investments	99.1%	$122,377,870

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $117,318,709)	$119,029,613
Affiliated investment, at value (identified cost, $3,348,257)	3,348,257
Restricted cash*	855,615
Foreign currency, at value (identified cost, $1,221,376)	1,221,018
Dividends receivable	159,666
Interest receivable from affiliated investment	265
Receivable for open forward foreign currency exchange contracts	380,443
Other assets	25,591
Total assets	$125,020,468

Liabilities
Cash collateral due to broker	$430,000
Payable for investments purchased	60,187
Payable for variation margin on open financial futures contracts	18,331
Payable for open forward foreign currency exchange contracts	817,157
Due to custodian	53,286
Payable to affiliates:
Investment adviser fee	98,287
Trustees’ fees	366
Accrued foreign capital gains taxes	5,963
Accrued expenses	82,638
Total liabilities	$1,566,215
Net Assets applicable to investors’ interest in Portfolio	$123,454,253

Sources of Net Assets
Investors’ capital	$121,756,477
Net unrealized appreciation	1,697,776
Total	$123,454,253

*	Represents restricted cash on deposit at the custodian and broker for open derivative contracts.

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends (net of foreign taxes, $84,648)	$767,033
Interest (net of foreign taxes, $355)	2,718
Interest allocated from affiliated investment	9,727
Expenses allocated from affiliated investment	(1,173)
Total investment income	$778,305

Expenses
Investment adviser fee	$460,471
Trustees’ fees and expenses	2,330
Custodian fee	98,586
Legal and accounting services	25,059
Interest expense and fees	4,951
Miscellaneous	12,440
Total expenses	$603,837
Deduct —
Reduction of custodian fee	$27
Total expense reductions	$27

Net expenses	$603,810

Net investment income	$174,495

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $12,793)	$(97,906)
Investment transactions allocated from affiliated investment	43
Financial futures contracts	133,725
Swap contracts	(135,222)
Foreign currency and forward foreign currency exchange contract transactions	(8,714)
Net realized loss	$(108,074)
Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $15,990)	$2,073,111
Financial futures contracts	82,225
Swap contracts	176,162
Foreign currency and forward foreign currency exchange contracts	(408,477)
Net change in unrealized appreciation (depreciation)	$1,923,021

Net realized and unrealized gain	$1,814,947

Net increase in net assets from operations	$1,989,442

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014(1)
From operations —
Net investment income (loss)	$174,495	$(98,115)
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(108,074)	881,926
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	1,923,021	(225,245)
Net increase in net assets from operations	$1,989,442	$558,566
Capital transactions —
Contributions	$120,577,533	$50,001,000
Withdrawals	(49,672,288)	—
Net increase in net assets from capital transactions	$70,905,245	$50,001,000

Net increase in net assets	$72,894,687	$50,559,566

Net Assets
At beginning of period	$50,559,566	$—
At end of period	$123,454,253	$50,559,566

(1)	The Portfolio commenced operations on November 1, 2013.

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Supplementary Data

Ratios/Supplemental Data	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.31	%(3)(4)	1.63%
Net investment income (loss)	0.38	%(3)	(0.19)%
Portfolio Turnover	8	%(5)	112%

Total Return	(0.34	)%(5)	1.10%

Net assets, end of period (000’s omitted)	$123,454		$50,560

(1)	The Portfolio commenced operations on November 1, 2013.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Includes interest expense of 0.01%.
(5)	Not annualized.

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Global Macro Capital Opportunities Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

25

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Portfolio deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Portfolio receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Portfolio may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying index, and are recorded as unrealized gains

26

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $460,471 or 1.00% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $93,942,177 and $5,995,509, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$120,916,579

Gross unrealized appreciation	$9,152,548
Gross unrealized depreciation	(7,691,257)

Net unrealized appreciation	$1,461,291

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment

27

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/6/15	Euro 64,514	United States Dollar 68,650	BNP Paribas	$—	$(3,790)	$(3,790)
5/6/15	Euro 1,709,786	United States Dollar 1,812,448	BNP Paribas	—	(107,410)	(107,410)
5/6/15	Euro 224,700	United States Dollar 239,068	Citibank, N.A.	—	(13,239)	(13,239)
5/6/15	Euro 3,552,000	United States Dollar 4,122,309	JPMorgan Chase Bank, N.A.	133,896	—	133,896
5/6/15	Euro 2,897,000	United States Dollar 3,362,142	JPMorgan Chase Bank, N.A.	109,205	—	109,205
5/6/15	Euro 588,000	United States Dollar 682,409	JPMorgan Chase Bank, N.A.	22,165	—	22,165
5/6/15	Euro 662,920	United States Dollar 754,091	JPMorgan Chase Bank, N.A.	9,722	—	9,722
5/6/15	Euro 300,000	United States Dollar 339,317	JPMorgan Chase Bank, N.A.	2,458	—	2,458
5/6/15	Euro 168,530	United States Dollar 191,497	JPMorgan Chase Bank, N.A.	2,260	—	2,260
5/11/15	Euro 197,500	United States Dollar 225,526	BNP Paribas	3,747	—	3,747
5/11/15	Euro 82,150	United States Dollar 93,107	BNP Paribas	858	—	858
5/11/15	Euro 966,000	United States Dollar 1,094,436	Citibank, N.A.	9,681	—	9,681
5/11/15	Euro 87,420	United States Dollar 97,325	Citibank, N.A.	—	(842)	(842)
5/11/15	Euro 532,000	United States Dollar 582,062	Citibank, N.A.	—	(15,339)	(15,339)
5/11/15	Euro 423,000	United States Dollar 478,243	JPMorgan Chase Bank, N.A.	3,241	—	3,241
5/11/15	Euro 85,100	United States Dollar 96,281	JPMorgan Chase Bank, N.A.	719	—	719
5/11/15	Mexican Peso 33,501,569	United States Dollar 2,226,561	JPMorgan Chase Bank, N.A.	43,862	—	43,862
5/11/15	Mexican Peso 25,742,461	United States Dollar 1,711,832	JPMorgan Chase Bank, N.A.	34,655	—	34,655
5/11/15	New Taiwan Dollar 138,948,000	United States Dollar 4,401,964	Bank of America, N.A.	—	(134,994)	(134,994)
5/11/15	United States Dollar 3,987,078	Mexican Peso 59,244,030	BNP Paribas	—	(127,201)	(127,201)
5/18/15	British Pound Sterling 329,084	United States Dollar 505,983	BNP Paribas	889	—	889

28

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/26/15	Thai Baht 29,197,000	United States Dollar 888,257	Standard Chartered Bank	$3,085	$—	$3,085
5/27/15	Singapore Dollar 2,318,000	United States Dollar 1,717,769	Standard Chartered Bank	—	(33,248)	(33,248)
6/10/15	South Korean Won 6,072,498,000	United States Dollar 5,343,627	Bank of America, N.A.	—	(288,611)	(288,611)
6/10/15	South Korean Won 4,490,920,000	United States Dollar 4,072,843	Standard Chartered Bank	—	(92,483)	(92,483)

				$380,443	$(817,157)	$(436,714)

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

6/15	92 E-mini MSCI Emerging Markets Index	Long	$4,315,260	$4,778,020	$462,760
6/15	132 SET50 Index	Short	(791,724)	(801,807)	(10,083)

					$452,677

SET:  Stock Exchange of Thailand.

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk:  The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities. During the six months ended April 30, 2015, the Portfolio also entered into total return swaps to enhance total return.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $817,157. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $270,993 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate

29

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$462,760	(1)	$(10,083	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	$380,443	(2)	$(817,157	)(3)

Total		$843,203		$(827,240)

Derivatives not subject to master netting or similar agreements		$462,760		$(10,083)

Total Derivatives subject to master netting or similar agreements		$380,443		$(817,157)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

BNP Paribas	$5,494	$(5,494)	$—	$—	$—
Citibank, N.A.	9,681	(9,681)	—	—	—
JPMorgan Chase Bank, N.A.	362,183	—	—	(362,183)	—
Standard Chartered Bank	3,085	(3,085)	—	—	—
	$380,443	$(18,260)	$—	$(362,183)	$—

30

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(423,605)	$—	$270,993	$—	$(152,612)
BNP Paribas	(238,401)	5,494	—	—	(232,907)
Citibank, N.A.	(29,420)	9,681	—	—	(19,739)
Standard Chartered Bank	(125,731)	3,085	—	—	(122,646)
	$(817,157)	$18,260	$270,993	$—	$(527,904)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Equity Price	Financial futures contracts	$133,725	$82,225
Equity Price	Swap contracts	(135,222)	176,162
Foreign Exchange	Forward foreign currency exchange contracts	112,773	(403,853)

Total		$111,276	$(145,466)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts, Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)

Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts, Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Swap Contracts

$20,143,000	$578,000	$38,988,000	$904,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

31

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At April 30, 2015, the Portfolio had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $53,286. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2015. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015. The Portfolio’s average overdraft advances during the six months ended April 30, 2015 were not significant.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Asia/Pacific	$994,007	$67,870,175	$120,522	$68,984,704
Developed Europe	—	805,692	—	805,692
Emerging Europe	—	10,474,043	—	10,474,043
Latin America	21,434,491	—	—	21,434,491
Middle East/Africa	252,228	10,561,806	97,239	10,911,273
North America	178,125	—	—	178,125

Total Common Stocks	$22,858,851	$89,711,716 **	$217,761	$112,788,328

Equity-Linked Securities	$—	$2,543,950	$—	$2,543,950
Investment Funds	—	3,195,355	—	3,195,355
Warrants	1,980	—	—	1,980
Short-Term Investments —
U.S. Treasury Obligations	—	500,000	—	500,000
Other	—	3,348,257	—	3,348,257

Total Investments	$22,860,831	$99,299,278	$217,761	$122,377,870

Forward Foreign Currency Exchange Contracts	$—	$380,443	$—	$380,443
Futures Contracts	462,760	—	—	462,760

Total	$23,323,591	$99,679,721	$217,761	$123,221,073

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(817,157)	$—	$(817,157)
Futures Contracts	—	(10,083)	—	(10,083)

Total	$—	$(827,240)	$—	$(827,240)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented. At April 30, 2015, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

33

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on October 6, 2014, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Eaton Vance Global Macro Capital Opportunities Fund (the “Fund”), with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished for the October 6, 2014 meeting as well as information previously furnished throughout the year at meetings of the Board and its committees, including with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•

Comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and the Fund’s policies with respect to “soft dollar” arrangements;

•	Information about the Adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of the Adviser with respect to trading;

•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator); and

•	The terms of the investment advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory agreement for the Fund.

34

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser. The Fund will invest primarily in the Global Macro Capital Opportunities Portfolio (the “Portfolio”) and may also invest directly in securities or other instruments.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such personnel in investing in equity and equity-related securities traded in developed, emerging, frontier and off-index markets. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the other Eaton Vance funds, including the Portfolio, for which it receives no separate fee from the Fund but for which the Adviser or an affiliate receives fees from such other funds. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market the Adviser believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

Because the Fund had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

35

Global Macro Capital Opportunities Portfolio

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

36

Global Macro Capital Opportunities Portfolio

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Global Macro Capital Opportunities Portfolio (the “Portfolio”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in investing in equity and equity-related securities traded in developed, emerging, frontier, and off-index markets. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

37

Global Macro Capital Opportunities Portfolio

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

In light of the Portfolio’s relatively brief operating history, the Board concluded that additional time is required to evaluate Portfolio performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Portfolio’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Portfolio specific factors that had an impact on Portfolio expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Portfolio currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Portfolio to continue to benefit from economies of scale in the future.

38

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Global Macro Capital Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Capital Opportunities Portfolio

Eric A. Stein

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Capital Opportunities Fund and Global Macro Capital Opportunities Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Capital Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473 4.30.15

Eaton Vance

Government Obligations
Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Government Obligations Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	31

Officers and Trustees	34

Important Notices	35

Eaton Vance

Government Obligations Fund

April 30, 2015

Performance1,2

Portfolio Managers Susan Schiff, CFA and Andrew Szczurowski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1984	08/24/1984	0.78%	1.99%	1.93%	3.65%
Class A with 4.75% Maximum Sales Charge	—	—	–3.99	–2.80	0.93	3.15
Class B at NAV	11/01/1993	08/24/1984	0.41	1.23	1.17	2.88
Class B with 5% Maximum Sales Charge	—	—	–4.53	–3.67	0.82	2.88
Class C at NAV	11/01/1993	08/24/1984	0.26	1.08	1.16	2.87
Class C with 1% Maximum Sales Charge	—	—	–0.73	0.10	1.16	2.87
Class I at NAV	04/03/2009	08/24/1984	0.91	2.09	2.19	3.79
Class R at NAV	08/12/2005	08/24/1984	0.65	1.73	1.69	3.33
Barclays U.S. Intermediate Government Index	—	—	1.41%	2.68%	2.64%	3.82%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.17%	1.92%	1.92%	0.92%	1.42%

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Government Obligations Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

Barclays U.S. Intermediate Government Index is an unmanaged index of U.S. government bonds with maturities from one year up to (but not including) 10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

Fund profile subject to change due to active management.

3

Eaton Vance

Government Obligations Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.80	$5.92	1.19%
Class B	$1,000.00	$1,004.10	$9.64	1.94%
Class C	$1,000.00	$1,002.60	$9.63	1.94%
Class I	$1,000.00	$1,009.10	$4.68	0.94%
Class R	$1,000.00	$1,006.50	$7.16	1.44%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.96	1.19%
Class B	$1,000.00	$1,015.20	$9.69	1.94%
Class C	$1,000.00	$1,015.20	$9.69	1.94%
Class I	$1,000.00	$1,020.10	$4.71	0.94%
Class R	$1,000.00	$1,017.70	$7.20	1.44%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Government Obligations Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Government Obligations Portfolio, at value (identified cost, $559,944,868)	$576,394,210
Receivable for Fund shares sold	1,132,910
Total assets	$577,527,120

Liabilities
Payable for Fund shares redeemed	$1,729,670
Distributions payable	453,546
Payable to affiliates:
Distribution and service fees	191,808
Trustees’ fees	42
Accrued expenses	112,035
Total liabilities	$2,487,101
Net Assets	$575,040,019

Sources of Net Assets
Paid-in capital	$654,241,507
Accumulated net realized loss from Portfolio	(90,190,080)
Accumulated distributions in excess of net investment income	(5,460,750)
Net unrealized appreciation from Portfolio	16,449,342
Total	$575,040,019

Class A Shares
Net Assets	$351,919,148
Shares Outstanding	52,094,992
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.76
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$7.10

Class B Shares
Net Assets	$9,840,920
Shares Outstanding	1,456,636
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.76

Class C Shares
Net Assets	$123,451,060
Shares Outstanding	18,303,946
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.74

Class I Shares
Net Assets	$68,132,667
Shares Outstanding	10,092,148
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.75

Class R Shares
Net Assets	$21,696,224
Shares Outstanding	3,225,075
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.73

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest allocated from Portfolio	$9,321,934
Expenses allocated from Portfolio	(2,353,341)
Total investment income	$6,968,593

Expenses
Distribution and service fees
Class A	$452,031
Class B	53,915
Class C	644,287
Class R	51,284
Trustees’ fees and expenses	250
Custodian fee	19,707
Transfer and dividend disbursing agent fees	278,814
Legal and accounting services	20,122
Printing and postage	34,318
Registration fees	48,270
Miscellaneous	8,987
Total expenses	$1,611,985

Net investment income	$5,356,608

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$5,255,669
Financial futures contracts	752,514
Swap contracts	(6,145)
Net realized gain	$6,002,038
Change in unrealized appreciation (depreciation) —
Investments	$(2,853,564)
Written swaptions	(1,449,258)
Financial futures contracts	(1,333,665)
Swap contracts	(1,644,693)
Net change in unrealized appreciation (depreciation)	$(7,281,180)

Net realized and unrealized loss	$(1,279,142)

Net increase in net assets from operations	$4,077,466

6	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$5,356,608	$11,502,906
Net realized gain from investment transactions, written swaptions, financial futures contracts and swap contracts	6,002,038	2,137,969
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts and swap contracts	(7,281,180)	2,729,610
Net increase in net assets from operations	$4,077,466	$16,370,485
Distributions to shareholders —
From net investment income
Class A	$(7,148,127)	$(18,881,523)
Class B	(172,614)	(562,835)
Class C	(2,064,619)	(5,620,555)
Class I	(1,396,751)	(2,883,758)
Class R	(380,111)	(760,291)
Total distributions to shareholders	$(11,162,222)	$(28,708,962)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$22,232,898	$57,207,692
Class B	32,166	185,081
Class C	8,785,365	15,300,912
Class I	18,413,891	36,114,971
Class R	7,626,049	8,465,805
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,072,280	13,876,011
Class B	163,863	525,103
Class C	1,757,356	4,752,463
Class I	989,266	1,977,643
Class R	348,377	726,397
Cost of shares redeemed
Class A	(53,119,938)	(139,632,886)
Class B	(1,280,589)	(4,247,093)
Class C	(20,323,017)	(52,382,791)
Class I	(16,945,248)	(40,162,232)
Class R	(5,341,044)	(6,418,672)
Net asset value of shares exchanged
Class A	886,625	1,902,693
Class B	(886,625)	(1,902,693)
Net decrease in net assets from Fund share transactions	$(31,588,325)	$(103,711,596)

Net decrease in net assets	$(38,673,081)	$(116,050,073)

Net Assets
At beginning of period	$613,713,100	$729,763,173
At end of period	$575,040,019	$613,713,100

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(5,460,750)	$344,864

7	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$6.840		$6.970	$7.380	$7.470	$7.630	$7.540

Income (Loss) From Operations
Net investment income(1)	$0.067		$0.135	$0.104	$0.161	$0.202	$0.233
Net realized and unrealized gain (loss)	(0.014)		0.052	(0.228)	0.024	(0.068)	0.175

Total income (loss) from operations	$0.053		$0.187	$(0.124)	$0.185	$0.134	$0.408

Less Distributions
From net investment income	$(0.133)		$(0.317)	$(0.286)	$(0.275)	$(0.282)	$(0.303)
Tax return of capital	—		—	—	—	(0.012)	(0.015)

Total distributions	$(0.133)		$(0.317)	$(0.286)	$(0.275)	$(0.294)	$(0.318)

Net asset value — End of period	$6.760		$6.840	$6.970	$7.380	$7.470	$7.630

Total Return(2)	0.78	%(3)	2.74%	(1.71)%	2.52%	1.82%	5.54%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$351,919		$381,205	$455,676	$682,140	$617,723	$668,799
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.19	%(6)	1.17%	1.12%	1.10%	1.14%	1.15%
Net investment income	1.98	%(6)	1.95%	1.45%	2.17%	2.70%	3.08%
Portfolio Turnover of the Portfolio	21	%(3)	4%	8%	26%	19%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$6.840		$6.970	$7.380	$7.470	$7.630	$7.540

Income (Loss) From Operations
Net investment income(1)	$0.042		$0.084	$0.049	$0.106	$0.148	$0.180
Net realized and unrealized gain (loss)	(0.014)		0.051	(0.229)	0.023	(0.070)	0.173

Total income (loss) from operations	$0.028		$0.135	$(0.180)	$0.129	$0.078	$0.353

Less Distributions
From net investment income	$(0.108)		$(0.265)	$(0.230)	$(0.219)	$(0.228)	$(0.250)
Tax return of capital	—		—	—	—	(0.010)	(0.013)

Total distributions	$(0.108)		$(0.265)	$(0.230)	$(0.219)	$(0.238)	$(0.263)

Net asset value — End of period	$6.760		$6.840	$6.970	$7.380	$7.470	$7.630

Total Return(2)	0.41	%(3)	1.97%	(2.47)%	1.75%	1.06%	4.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,841		$11,942	$17,658	$30,042	$41,446	$87,803
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.94	%(6)	1.92%	1.87%	1.85%	1.89%	1.90%
Net investment income	1.23	%(6)	1.21%	0.69%	1.42%	1.97%	2.39%
Portfolio Turnover of the Portfolio	21	%(3)	4%	8%	26%	19%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$6.830		$6.960	$7.370	$7.450	$7.610	$7.530

Income (Loss) From Operations
Net investment income(1)	$0.041		$0.083	$0.050	$0.105	$0.146	$0.176
Net realized and unrealized gain (loss)	(0.023)		0.052	(0.230)	0.034	(0.069)	0.167

Total income (loss) from operations	$0.018		$0.135	$(0.180)	$0.139	$0.077	$0.343

Less Distributions
From net investment income	$(0.108)		$(0.265)	$(0.230)	$(0.219)	$(0.227)	$(0.250)
Tax return of capital	—		—	—	—	(0.010)	(0.013)

Total distributions	$(0.108)		$(0.265)	$(0.230)	$(0.219)	$(0.237)	$(0.263)

Net asset value — End of period	$6.740		$6.830	$6.960	$7.370	$7.450	$7.610

Total Return(2)	0.26	%(3)	1.97%	(2.48)%	1.89%	1.05%	4.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$123,451		$134,782	$169,901	$300,063	$299,797	$356,084
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.94	%(6)	1.92%	1.87%	1.85%	1.89%	1.90%
Net investment income	1.23	%(6)	1.21%	0.70%	1.42%	1.96%	2.33%
Portfolio Turnover of the Portfolio	21	%(3)	4%	8%	26%	19%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$6.830		$6.960	$7.380	$7.460	$7.620	$7.540

Income (Loss) From Operations
Net investment income(1)	$0.075		$0.152	$0.122	$0.179	$0.218	$0.242
Net realized and unrealized gain (loss)	(0.013)		0.052	(0.237)	0.035	(0.066)	0.175

Total income (loss) from operations	$0.062		$0.204	$(0.115)	$0.214	$0.152	$0.417

Less Distributions
From net investment income	$(0.142)		$(0.334)	$(0.305)	$(0.294)	$(0.299)	$(0.321)
Tax return of capital	—		—	—	—	(0.013)	(0.016)

Total distributions	$(0.142)		$(0.334)	$(0.305)	$(0.294)	$(0.312)	$(0.337)

Net asset value — End of period	$6.750		$6.830	$6.960	$7.380	$7.460	$7.620

Total Return(2)	0.91	%(3)	2.99%	(1.59)%	2.92%	2.07%	5.67%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,133		$66,475	$69,659	$122,456	$102,320	$49,617
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.94	%(6)	0.92%	0.87%	0.85%	0.89%	0.90%
Net investment income	2.23	%(6)	2.20%	1.70%	2.41%	2.91%	3.20%
Portfolio Turnover of the Portfolio	21	%(3)	4%	8%	26%	19%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2015

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$6.810		$6.940	$7.350	$7.430	$7.600	$7.510

Income (Loss) From Operations
Net investment income(1)	$0.058		$0.116	$0.086	$0.142	$0.183	$0.211
Net realized and unrealized gain (loss)	(0.014)		0.053	(0.230)	0.033	(0.079)	0.177

Total income (loss) from operations	$0.044		$0.169	$(0.144)	$0.175	$0.104	$0.388

Less Distributions
From net investment income	$(0.124)		$(0.299)	$(0.266)	$(0.255)	$(0.263)	$(0.284)
Tax return of capital	—		—	—	—	(0.011)	(0.014)

Total distributions	$(0.124)		$(0.299)	$(0.266)	$(0.255)	$(0.274)	$(0.298)

Net asset value — End of period	$6.730		$6.810	$6.940	$7.350	$7.430	$7.600

Total Return(2)	0.65	%(3)	2.48%	(1.99)%	2.39%	1.42%	5.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,696		$19,310	$16,868	$22,018	$12,474	$10,895
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.44	%(6)	1.42%	1.37%	1.35%	1.39%	1.40%
Net investment income	1.73	%(6)	1.69%	1.21%	1.92%	2.45%	2.80%
Portfolio Turnover of the Portfolio	21	%(3)	4%	8%	26%	19%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Government Obligations Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Government Obligations Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Government Obligations Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (89.7% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Government Obligations Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $46,598,192 and deferred capital losses of $48,871,614 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2015 ($6,336,492), October 31, 2016 ($1,612,295), October 31, 2018 ($18,778,422) and October 31, 2019 ($19,870,983) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2014, $18,836,401 are short-term and $30,035,213 are long term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $17,954 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $22,774 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $452,031 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $40,436 and $483,215 for Class B and Class C shares, respectively. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $25,642 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $13,479, $161,072 and $25,642 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

14

Eaton Vance

Government Obligations Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $25,000, $9,000 and $4,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $10,911,262 and $54,644,705, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	3,272,786	8,300,052
Issued to shareholders electing to receive payments of distributions in Fund shares	746,613	2,012,327
Redemptions	(7,817,448)	(20,237,757)
Exchange from Class B shares	130,472	276,043

Net decrease	(3,667,577)	(9,649,335)

Class B	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	4,721	26,838
Issued to shareholders electing to receive payments of distributions in Fund shares	24,118	76,127
Redemptions	(188,462)	(614,858)
Exchange to Class A shares	(130,426)	(275,971)

Net decrease	(290,049)	(787,864)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	1,293,408	2,227,686
Issued to shareholders electing to receive payments of distributions in Fund shares	259,128	690,352
Redemptions	(2,995,915)	(7,597,987)

Net decrease	(1,443,379)	(4,679,949)

15

Eaton Vance

Government Obligations Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	2,712,751	5,257,044
Issued to shareholders electing to receive payments of distributions in Fund shares	145,704	287,126
Redemptions	(2,496,432)	(5,819,392)

Net increase (decrease)	362,023	(275,222)

Class R	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	1,126,110	1,234,982
Issued to shareholders electing to receive payments of distributions in Fund shares	51,517	105,847
Redemptions	(788,992)	(935,794)

Net increase	388,635	405,035

16

Government Obligations Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 87.6%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
2.377%, with maturity at 2036(1)	$3,739	$3,992,359
2.379%, with maturity at 2035(1)	2,648	2,828,844
2.387%, with maturity at 2038(1)	4,109	4,410,089
2.881%, with maturity at 2035(1)	6,168	6,569,805
2.926%, with maturity at 2034(1)	1,451	1,546,932
4.50%, with various maturities to 2035	4,530	4,845,649
5.00%, with various maturities to 2018	1,410	1,483,351
5.50%, with various maturities to 2032	2,189	2,316,894
6.00%, with various maturities to 2035	11,566	13,217,571
6.50%, with various maturities to 2036	30,283	34,845,508
6.87%, with maturity at 2024	86	97,293
7.00%, with various maturities to 2036	17,545	20,301,662
7.09%, with maturity at 2023	367	409,861
7.25%, with maturity at 2022	492	550,760
7.31%, with maturity at 2027	125	145,411
7.50%, with various maturities to 2035	15,773	18,654,408
7.63%, with maturity at 2019	114	121,738
7.75%, with maturity at 2018	8	8,298
7.78%, with maturity at 2022	72	80,328
7.85%, with maturity at 2020	91	99,576
8.00%, with various maturities to 2028	3,265	3,606,635
8.13%, with maturity at 2019	202	216,676
8.15%, with various maturities to 2021	136	149,842
8.25%, with maturity at 2017	18	18,782
8.50%, with various maturities to 2031	3,537	4,144,756
9.00%, with various maturities to 2027	1,588	1,664,515
9.25%, with maturity at 2017	7	6,823
9.50%, with various maturities to 2026	749	821,169
10.50%, with maturity at 2020	246	276,444
11.00%, with maturity at 2015	2	2,466

		$127,434,445

Federal National Mortgage Association:
1.936%, with various maturities to 2033(1)	$2,304	$2,387,843
1.942%, with various maturities to 2035(1)	19,242	20,062,253
1.947%, with maturity at 2022(1)	1,043	1,066,596
1.948%, with various maturities to 2044(1)	1,919	1,999,325
2.017%, with maturity at 2022(1)	728	742,487
2.022%, with maturity at 2035(1)	1,142	1,182,004
2.058%, with maturity at 2031(1)	1,385	1,415,352
2.225%, with maturity at 2037(1)	3,803	3,935,013
2.275%, with maturity at 2040(1)	1,280	1,365,110
2.373%, with maturity at 2033(1)	9,264	9,936,730
2.399%, with maturity at 2036(1)	4,453	4,776,945

Security	Principal Amount (000’s omitted)		Value

Federal National Mortgage Association: (continued)
2.587%, with maturity at 2036(1)	$943		$970,088
2.931%, with maturity at 2027(1)	1,623		1,722,254
3.007%, with maturity at 2036(1)	1,016		1,048,546
3.647%, with maturity at 2034(1)	4,157		4,521,347
3.653%, with maturity at 2021(1)	663		686,193
3.715%, with maturity at 2035(1)	4,567		4,967,623
3.754%, with maturity at 2036(1)	295		312,715
3.871%, with maturity at 2036(1)	14,362		15,622,886
3.965%, with maturity at 2034(1)	3,856		4,194,218
4.143%, with maturity at 2035(1)	4,200		4,602,109
4.671%, with maturity at 2034(1)	10,337		11,287,230
5.00%, with maturity at 2027	242		269,534
5.50%, with various maturities to 2030	1,648		1,744,243
6.00%, with various maturities to 2038	13,786		15,800,698
6.437%, with maturity at 2025(2)	125		141,042
6.50%, with various maturities to 2038(3)	107,885		125,245,833
7.00%, with various maturities to 2037	56,097		65,808,314
7.50%, with various maturities to 2035	4,729		5,567,220
7.875%, with maturity at 2021	409		462,990
8.00%, with various maturities to 2034	20,082		24,180,287
8.016%, with maturity at 2030(2)	9		10,230
8.25%, with maturity at 2025	162		184,494
8.33%, with maturity at 2020	255		282,662
8.446%, with maturity at 2021(2)	38		42,630
8.50%, with various maturities to 2032	3,380		4,093,100
9.00%, with various maturities to 2030	351		401,782
9.50%, with various maturities to 2030	802		900,967
9.559%, with maturity at 2021(2)	29		31,775
9.571%, with maturity at 2020(2)	2		2,642
9.635%, with maturity at 2025(2)	14		15,791
9.75%, with maturity at 2019	8		9,339
9.795%, with maturity at 2021(2)	36		40,877
9.873%, with maturity at 2025(2)	8		9,151
9.99%, with maturity at 2023(2)	23		25,814
10.034%, with maturity at 2025(2)	2		2,515
10.106%, with maturity at 2021(2)	25		27,336
11.00%, with maturity at 2020	46		48,803
11.008%, with maturity at 2021(2)	1		1,126
11.499%, with maturity at 2019(2)	1		1,091
11.629%, with maturity at 2018(2)	0	(4)	39

			$344,157,192

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$207		$213,041
2.00%, with maturity at 2026(1)	238		247,020
6.00%, with various maturities to 2033	30,346		35,307,615

17	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)
6.10%, with maturity at 2033	$7,804	$8,911,874
6.50%, with various maturities to 2034	7,861	9,247,072
7.00%, with various maturities to 2034	19,821	22,967,896
7.50%, with various maturities to 2025	2,760	3,160,457
8.00%, with various maturities to 2027	3,984	4,562,418
8.25%, with maturity at 2019	42	45,719
8.30%, with maturity at 2020	17	18,282
8.50%, with various maturities to 2018	314	330,940
9.00%, with various maturities to 2027	3,420	4,111,106
9.50%, with various maturities to 2026	1,943	2,289,401

		$91,412,841

Total Mortgage Pass-Throughs (identified cost $545,142,415)		$563,004,478

Collateralized Mortgage Obligations — 7.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$124	$142,661
Series 1822, Class Z, 6.90%, 3/15/26	606	680,259
Series 1829, Class ZB, 6.50%, 3/15/26	249	274,501
Series 1896, Class Z, 6.00%, 9/15/26	306	336,294
Series 2075, Class PH, 6.50%, 8/15/28	153	172,358
Series 2091, Class ZC, 6.00%, 11/15/28	534	598,531
Series 2102, Class Z, 6.00%, 12/15/28	141	161,322
Series 2115, Class K, 6.00%, 1/15/29	1,069	1,183,586
Series 2142, Class Z, 6.50%, 4/15/29	330	383,755
Series 2245, Class A, 8.00%, 8/15/27	4,728	5,651,499
Series 4319, Class SY, 7.561%, 3/15/44(5)	2,043	2,069,367
Series 4385, Class SC, 8.915%, 9/15/44(5)	4,526	4,818,591
Series 4407, Class LN, 8.902%, 12/15/43(5)	3,263	3,579,232

		$20,051,956

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$141	$158,271
Series G92-44, Class ZQ, 8.00%, 7/25/22	71	74,217
Series G93-36, Class ZQ, 6.50%, 12/25/23	5,775	6,495,374
Series 1993-16, Class Z, 7.50%, 2/25/23	189	214,043
Series 1993-39, Class Z, 7.50%, 4/25/23	515	590,316
Series 1993-45, Class Z, 7.00%, 4/25/23	603	683,132
Series 1993-149, Class M, 7.00%, 8/25/23	209	234,293
Series 1993-178, Class PK, 6.50%, 9/25/23	449	497,446
Series 1993-250, Class Z, 7.00%, 12/25/23	20	20,283
Series 1994-40, Class Z, 6.50%, 3/25/24	461	511,873

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 1994-42, Class K, 6.50%, 4/25/24	$2,060	$2,287,050
Series 1994-82, Class Z, 8.00%, 5/25/24	795	915,272
Series 1997-81, Class PD, 6.35%, 12/18/27	284	317,235
Series 2000-49, Class A, 8.00%, 3/18/27	484	565,915
Series 2001-81, Class HE, 6.50%, 1/25/32	1,046	1,226,032
Series 2002-1, Class G, 7.00%, 7/25/23	275	307,066
Series 2005-37, Class SU, 28.475%, 3/25/35(5)	1,297	1,824,919

		$16,922,737

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$306	$355,556
Series 2011-156, Class GA, 2.00%, 12/16/41	2,048	1,920,173
Series 2014-145, Class SP, 9.032%, 10/16/44(5)	3,373	3,488,287
Series 2015-62, Class PQ, 3.00%, 3/20/42(6)	2,800	2,797,188

		$8,561,204

Total Collateralized Mortgage Obligations (identified cost $42,843,232)		$45,535,897

U.S. Government Agency Obligations — 1.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,317,708
5.75%, 6/12/26	2,720	3,517,567

Total U.S. Government Agency Obligations (identified cost $7,407,232)		$8,835,275

U.S. Treasury Obligations — 1.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(3)	$6,000	$8,312,814

Total U.S. Treasury Obligations (identified cost $6,154,419)		$8,312,814

18	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.2%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.17%(7)	$20,292	$20,292,062

Total Short-Term Investments (identified cost $20,292,062)		$20,292,062

Total Investments — 100.6% (identified cost $621,839,360)		$645,980,526

Interest Rate Swaptions Written — (0.5)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.45%	Citibank, N.A.	10/15/15	$100,000,000	$(3,068,000)

Total Interest Rate Swaptions Written (premium received $2,650,000)				$(3,068,000)

Other Assets, Less Liabilities — (0.1)%				$(626,599)

Net Assets — 100.0%				$642,285,927

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2015.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2015.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Principal amount is less than $500.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2015.

(6)	When-issued/delayed delivery security.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

19	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $601,547,298)	$625,688,464
Affiliated investment, at value (identified cost, $20,292,062)	20,292,062
Restricted cash*	10,080
Interest receivable	2,899,315
Interest receivable from affiliated investment	3,121
Receivable for investments sold	354,234
Receivable for variation margin on open financial futures contracts	28,595
Receivable for variation margin on open centrally cleared swap contracts	793
Receivable for open swap contracts	282,880
Total assets	$649,559,544

Liabilities
Written swaptions outstanding, at value (premiums received, $2,650,000)	$3,068,000
Payable for when-issued/delayed delivery securities	2,820,096
Payable for open swap contracts	580,880
Due to custodian	333,584
Payable to affiliates:
Investment adviser fee	394,709
Trustees’ fees	2,796
Accrued expenses	73,552
Total liabilities	$7,273,617
Net Assets applicable to investors’ interest in Portfolio	$642,285,927

Sources of Net Assets
Investors’ capital	$620,450,700
Net unrealized appreciation	21,835,227
Total	$642,285,927

*	Represents restricted cash on deposit at the broker for open derivative contracts.

20	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest	$10,298,434
Interest allocated from affiliated investment	27,355
Expenses allocated from affiliated investment	(3,133)
Total investment income	$10,322,656

Expenses
Investment adviser fee	$2,448,619
Trustees’ fees and expenses	16,588
Custodian fee	100,926
Legal and accounting services	58,113
Miscellaneous	9,966
Total expenses	$2,634,212
Deduct —
Reduction of custodian fee	$10
Total expense reductions	$10

Net expenses	$2,634,202

Net investment income	$7,688,454

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,825,421
Investment transactions allocated from affiliated investment	89
Financial futures contracts	843,775
Swap contracts	(6,906)
Net realized gain	$6,662,379
Change in unrealized appreciation (depreciation) —
Investments	$(3,023,664)
Written swaptions	(1,623,900)
Financial futures contracts	(1,487,395)
Swap contracts	(1,847,272)
Net change in unrealized appreciation (depreciation)	$(7,982,231)

Net realized and unrealized loss	$(1,319,852)

Net increase in net assets from operations	$6,368,602

21	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$7,688,454	$17,124,485
Net realized gain from investment transactions, written swaptions, financial futures contracts and swap contracts	6,662,379	2,430,847
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts and swap contracts	(7,982,231)	3,198,137
Net increase in net assets from operations	$6,368,602	$22,753,469
Capital transactions —
Contributions	$11,826,786	$23,476,340
Withdrawals	(65,311,961)	(205,546,361)
Net decrease in net assets from capital transactions	$(53,485,175)	$(182,070,021)

Net decrease in net assets	$(47,116,573)	$(159,316,552)

Net Assets
At beginning of period	$689,402,500	$848,719,052
At end of period	$642,285,927	$689,402,500

22	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.80	%(2)	0.78%	0.75%	0.74%	0.75%	0.76%
Net investment income	2.33	%(2)	2.33%	1.83%	2.50%	3.08%	3.48%
Portfolio Turnover	21	%(3)	4%	8%	26%	19%	22%

Total Return	0.98	%(3)	3.13%	(1.35)%	2.89%	2.21%	5.95%

Net assets, end of period (000’s omitted)	$642,286		$689,403	$848,719	$1,271,010	$1,119,508	$1,199,203

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

23	See Notes to Financial Statements.

Government Obligations Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high current return. The Portfolio invests primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Government Obligations Fund, Eaton Vance Short Duration Government Income Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 89.7%, 9.3% and less than 0.01%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

24

Government Obligations Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

J  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

25

Government Obligations Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, 0.6250% from $1 billion up to $1.5 billion, 0.5625% from $1.5 billion up to $2 billion, 0.5000% from $2 billion up to $2.5 billion and 0.4375% of average daily net assets of $2.5 billion or more, and is payable monthly. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $2,448,619 or 0.74% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $130,523,954 and $150,593,422, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$630,028,917

Gross unrealized appreciation	$18,897,916
Gross unrealized depreciation	(2,946,307)

Net unrealized appreciation	$15,951,609

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, written swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written swaptions at April 30, 2015 is included in the Portfolio of Investments.

26

Government Obligations Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

6/15	340 U.S. 2-Year Treasury Note	Short	$(74,281,371)	$(74,550,313)	$(268,941)
6/15	410 U.S. 5-Year Treasury Note	Short	(48,850,756)	(49,254,453)	(403,697)
6/15	145 U.S. 10-Year Treasury Note	Short	(18,499,395)	(18,614,375)	(114,981)
6/15	240 U.S. Ultra-Long Treasury Bond	Long	40,267,901	39,480,000	(787,901)

					$(1,575,520)

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation

CME Group, Inc.	$1,000	Receives	3-month USD-LIBOR-BBA	1.664%	2/24/19	$(14,419)

						$(14,419)

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	$20,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$282,880
Deutsche Bank AG	20,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	(580,880)

						$(298,000)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

There was no written swaptions activity for the six months ended April 30, 2015.

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The Portfolio enters into swap contracts (other than centrally cleared swaps) and over-the-counter written swaptions that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which could trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair

27

Government Obligations Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

value of derivatives with credit-related contingent features in a net liability position was $3,648,880. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $4,878,650 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Written swaptions	$—		$(3,068,000	)(1)
Futures contracts	—		(1,575,520	)(2)
Swap contracts	282,880	(3)	(580,880	)(4)
Swap contracts (centrally cleared)	—		(14,419	)(5)

Total	$282,880		$(5,238,819)

Derivatives not subject to master netting or similar agreements	$—		$(1,589,939)

Total Derivatives subject to master netting or similar agreements	$282,880		$(3,648,880)

(1)	Statement of Assets and Liabilities location: Written swaptions outstanding, at value.

(2)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(3)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

(4)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

(5)

Amount represents cumulative unrealized depreciation on centrally cleared swap contracts in the Swap Contracts table above. Only the current day’s variation margin on centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin on open centrally cleared swap contracts.

28

Government Obligations Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Deutsche Bank AG	$282,880	$(282,880)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(3,068,000)	$—	$3,068,000	$—	$—
Deutsche Bank AG	(580,880)	282,880	298,000	—	—

	$(3,648,880)	$282,880	$3,366,000	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written swaptions	$—	$(1,623,900)
Futures contracts	$843,775	$(1,487,395)
Swap contracts	$(6,906)	$(1,847,272)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written swaptions, Financial futures contracts and Swap contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Swap Contracts

$30,094,000	$106,446,000	$41,000,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to

29

Government Obligations Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

7  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At April 30, 2015, the Portfolio had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $333,584. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2015. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2015. The Portfolio’s average overdraft advances during the six months ended April 30, 2015 were not significant.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$563,004,478	$—	$563,004,478
Collateralized Mortgage Obligations	—	45,535,897	—	45,535,897
U.S. Government Agency Obligations	—	8,835,275	—	8,835,275
U.S. Treasury Obligations	—	8,312,814	—	8,312,814
Short-Term Investments	—	20,292,062	—	20,292,062

Total Investments	$—	$645,980,526	$—	$645,980,526

Swap Contracts	$—	$282,880	$—	$282,880

Total	$—	$646,263,406	$—	$646,263,406

Liability Description
Interest Rate Swaptions Written	$—	$(3,068,000)	$—	$(3,068,000)
Futures Contracts	(1,575,520)	—	—	(1,575,520)
Swap Contracts	—	(595,299)	—	(595,299)

Total	$(1,575,520)	$(3,663,299)	$—	$(5,238,819)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

30

Eaton Vance

Government Obligations Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

31

Eaton Vance

Government Obligations Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Government Obligations Portfolio (the “Portfolio”), a portfolio in which Eaton Vance Government Obligations Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

32

Eaton Vance

Government Obligations Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

33

Eaton Vance

Government Obligations Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Government Obligations Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Government Obligations Portfolio

Susan Schiff

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Government Obligations Fund and Government Obligations Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of Government Obligations Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Government Obligations Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7692 4.30.15

Eaton Vance

High Income

Opportunities Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

High Income Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	38

Officers and Trustees	41

Important Notices	42

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Performance1,2

Portfolio Managers Michael W. Weilheimer, CFA, Kelley G. Baccei and Stephen C. Concannon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/11/2004	08/19/1986	2.29%	4.40%	8.74%	7.36%
Class A with 4.75% Maximum Sales Charge	—	—	–2.53	–0.48	7.71	6.85
Class B at NAV	08/19/1986	08/19/1986	1.70	3.42	7.95	6.55
Class B with 5% Maximum Sales Charge	—	—	–3.26	–1.50	7.65	6.55
Class C at NAV	06/08/1994	08/19/1986	1.91	3.62	7.95	6.57
Class C with 1% Maximum Sales Charge	—	—	0.92	2.64	7.95	6.57
Class I at NAV	10/01/2009	08/19/1986	2.20	4.44	9.01	7.51
BofA Merrill Lynch U.S. High Yield Index	—	—	1.51%	2.57%	8.18%	8.28%
BofA Merrill Lynch U.S. High Yield Constrained Index	—	—	1.52	2.58	8.15	8.28

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.89%	1.64%	1.64%	0.64%

Fund Profile4

Credit Quality (% of bonds, loans, and mortgage-backed securities)5

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,022.90	$4.46	0.89%
Class B	$1,000.00	$1,017.00	$8.20	1.64%
Class C	$1,000.00	$1,019.10	$8.21	1.64%
Class I	$1,000.00	$1,022.00	$3.21	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.46	0.89%
Class B	$1,000.00	$1,016.70	$8.20	1.64%
Class C	$1,000.00	$1,016.70	$8.20	1.64%
Class I	$1,000.00	$1,021.60	$3.21	0.64%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in High Income Opportunities Portfolio, at value (identified cost, $626,622,798)	$643,245,003
Receivable for Fund shares sold	2,241,909
Total assets	$645,486,912

Liabilities
Payable for Fund shares redeemed	$2,250,330
Distributions payable	687,860
Payable to affiliates:
Distribution and service fees	173,686
Trustees’ fees	42
Accrued expenses	73,473
Total liabilities	$3,185,391
Net Assets	$642,301,521

Sources of Net Assets
Paid-in capital	$718,967,603
Accumulated net realized loss from Portfolio	(90,755,209)
Accumulated distributions in excess of net investment income	(2,533,078)
Net unrealized appreciation from Portfolio	16,622,205
Total	$642,301,521

Class A Shares
Net Assets	$319,122,785
Shares Outstanding	69,116,214
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.62
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$4.85

Class B Shares
Net Assets	$12,616,757
Shares Outstanding	2,729,157
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.62

Class C Shares
Net Assets	$120,863,463
Shares Outstanding	26,179,701
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.62

Class I Shares
Net Assets	$189,698,516
Shares Outstanding	41,031,264
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.62

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income allocated from Portfolio	$18,258,764
Dividends allocated from Portfolio	308,108
Expenses allocated from Portfolio	(1,513,918)
Total investment income from Portfolio	$17,052,954

Expenses
Distribution and service fees
Class A	$354,624
Class B	71,084
Class C	585,532
Trustees’ fees and expenses	250
Custodian fee	19,599
Transfer and dividend disbursing agent fees	225,491
Legal and accounting services	15,421
Printing and postage	32,590
Registration fees	41,783
Miscellaneous	7,393
Total expenses	$1,353,767

Net investment income	$15,699,187

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(2,426,546)
Swap contracts	87,355
Foreign currency and forward foreign currency exchange contract transactions	657,541
Net realized loss	$(1,681,650)
Change in unrealized appreciation (depreciation) —
Investments	$(1,273,899)
Swap contracts	(133,772)
Foreign currency and forward foreign currency exchange contracts	(219,994)
Net change in unrealized appreciation (depreciation)	$(1,627,665)

Net realized and unrealized loss	$(3,309,315)

Net increase in net assets from operations	$12,389,872

6	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$15,699,187	$27,033,340
Net realized gain (loss) from investment transactions, securities sold short, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(1,681,650)	5,275,563
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(1,627,665)	(1,860,318)
Net increase in net assets from operations	$12,389,872	$30,448,585
Distributions to shareholders —
From net investment income
Class A	$(8,373,712)	$(16,285,866)
Class B	(366,261)	(1,049,452)
Class C	(3,008,510)	(6,510,695)
Class I	(5,155,871)	(6,851,709)
Total distributions to shareholders	$(16,904,354)	$(30,697,722)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$101,731,252	$92,259,245
Class B	57,779	873,636
Class C	10,473,770	23,985,133
Class I	105,367,756	116,267,053
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,136,818	13,671,119
Class B	308,051	888,613
Class C	2,304,433	4,938,728
Class I	3,131,012	2,839,227
Cost of shares redeemed
Class A	(68,248,174)	(80,389,836)
Class B	(1,532,855)	(4,215,180)
Class C	(12,812,817)	(26,109,077)
Class I	(78,019,805)	(40,773,341)
Net asset value of shares exchanged
Class A	2,312,926	3,352,514
Class B	(2,312,926)	(3,352,514)
Net increase in net assets from Fund share transactions	$69,897,220	$104,235,320

Net increase in net assets	$65,382,738	$103,986,183

Net Assets
At beginning of period	$576,918,783	$472,932,600
At end of period	$642,301,521	$576,918,783

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(2,533,078)	$(1,327,911)

7	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$4.650		$4.640	$4.490	$4.280	$4.370	$4.020

Income (Loss) From Operations
Net investment income(1)	$0.124		$0.251	$0.275	$0.293	$0.320	$0.346
Net realized and unrealized gain (loss)	(0.020)		0.044	0.164	0.224	(0.074)	0.385

Total income from operations	$0.104		$0.295	$0.439	$0.517	$0.246	$0.731

Less Distributions
From net investment income	$(0.134)		$(0.285)	$(0.289)	$(0.307)	$(0.336)	$(0.381)

Total distributions	$(0.134)		$(0.285)	$(0.289)	$(0.307)	$(0.336)	$(0.381)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$4.620		$4.650	$4.640	$4.490	$4.280	$4.370

Total Return(4)	2.29	%(5)	6.49%	10.04%	12.53%	5.73%	19.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$319,123		$278,339	$249,642	$260,871	$238,331	$264,259
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.89	%(8)	0.89%	0.92%	0.94%	0.99%	1.04%
Net investment income	5.48	%(8)	5.36%	6.00%	6.72%	7.32%	8.30%
Portfolio Turnover of the Portfolio	19	%(5)	44%	62%	76%	78%	79%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$4.660		$4.650	$4.500	$4.280	$4.380	$4.030

Income (Loss) From Operations
Net investment income(1)	$0.108		$0.217	$0.242	$0.262	$0.289	$0.316
Net realized and unrealized gain (loss)	(0.031)		0.044	0.163	0.233	(0.085)	0.385

Total income from operations	$0.077		$0.261	$0.405	$0.495	$0.204	$0.701

Less Distributions
From net investment income	$(0.117)		$(0.251)	$(0.255)	$(0.275)	$(0.304)	$(0.351)

Total distributions	$(0.117)		$(0.251)	$(0.255)	$(0.275)	$(0.304)	$(0.351)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$4.620		$4.660	$4.650	$4.500	$4.280	$4.380

Total Return(4)	1.70	%(5)	5.72%	9.22%	11.94%	4.71%	18.17%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,617		$16,243	$21,999	$31,171	$40,913	$57,156
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.64	%(8)	1.64%	1.67%	1.69%	1.74%	1.79%
Net investment income	4.75	%(8)	4.64%	5.28%	6.01%	6.58%	7.58%
Portfolio Turnover of the Portfolio	19	%(5)	44%	62%	76%	78%	79%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$4.650		$4.640	$4.490	$4.280	$4.370	$4.020

Income (Loss) From Operations
Net investment income(1)	$0.107		$0.216	$0.241	$0.261	$0.287	$0.315
Net realized and unrealized gain (loss)	(0.020)		0.044	0.164	0.224	(0.073)	0.386

Total income from operations	$0.087		$0.260	$0.405	$0.485	$0.214	$0.701

Less Distributions
From net investment income	$(0.117)		$(0.250)	$(0.255)	$(0.275)	$(0.304)	$(0.351)

Total distributions	$(0.117)		$(0.250)	$(0.255)	$(0.275)	$(0.304)	$(0.351)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$4.620		$4.650	$4.640	$4.490	$4.280	$4.370

Total Return(4)	1.91	%(5)	5.70%	9.23%	11.70%	4.96%	18.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$120,863		$121,827	$118,991	$124,390	$121,128	$125,403
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.64	%(8)	1.64%	1.67%	1.69%	1.74%	1.79%
Net investment income	4.74	%(8)	4.62%	5.25%	5.97%	6.56%	7.55%
Portfolio Turnover of the Portfolio	19	%(5)	44%	62%	76%	78%	79%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$4.660		$4.650	$4.500	$4.280	$4.380	$4.020

Income (Loss) From Operations
Net investment income(1)	$0.130		$0.261	$0.286	$0.304	$0.331	$0.353
Net realized and unrealized gain (loss)	(0.030)		0.046	0.164	0.234	(0.083)	0.398

Total income from operations	$0.100		$0.307	$0.450	$0.538	$0.248	$0.751

Less Distributions
From net investment income	$(0.140)		$(0.297)	$(0.300)	$(0.318)	$(0.348)	$(0.391)

Total distributions	$(0.140)		$(0.297)	$(0.300)	$(0.318)	$(0.348)	$(0.391)

Redemption fees(1)(2)	$—		$—	$—	$—	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$4.620		$4.660	$4.650	$4.500	$4.280	$4.380

Total Return(4)	2.20	%(5)	6.75%	10.29%	13.06%	5.76%	19.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$189,699		$160,509	$82,300	$71,485	$73,540	$58,856
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	0.64	%(8)	0.64%	0.66%	0.69%	0.74%	0.79%
Net investment income	5.73	%(8)	5.56%	6.23%	6.98%	7.55%	8.43%
Portfolio Turnover of the Portfolio	19	%(5)	44%	62%	76%	78%	79%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (57.9% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $69,491,110 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016 ($9,052,438), October 31, 2017 ($42,283,452) and October 31, 2019 ($18,155,220) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $15,459 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $27,267 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $354,624 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $53,313 and $439,149 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $17,771 and $146,383 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $100, $10,000 and $3,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

13

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $137,958,375 and $85,625,066, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	22,147,452	19,692,534
Issued to shareholders electing to receive payments of distributions in Fund shares	1,557,745	2,924,241
Redemptions	(14,948,425)	(17,224,839)
Exchange from Class B shares	504,824	717,228

Net increase	9,261,596	6,109,164

Class B	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	12,689	186,466
Issued to shareholders electing to receive payments of distributions in Fund shares	67,199	189,879
Redemptions	(335,216)	(901,007)
Exchange to Class A shares	(503,982)	(715,840)

Net decrease	(759,310)	(1,240,502)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	2,290,614	5,123,890
Issued to shareholders electing to receive payments of distributions in Fund shares	503,095	1,056,729
Redemptions	(2,814,640)	(5,598,508)

Net increase (decrease)	(20,931)	582,111

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	23,003,591	24,886,801
Issued to shareholders electing to receive payments of distributions in Fund shares	682,192	606,254
Redemptions	(17,123,781)	(8,719,117)

Net increase	6,562,002	16,773,938

14

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 83.1%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.3%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$2,355	$2,537,513
Bombardier, Inc., 5.50%, 9/15/18(1)	1,260	1,278,900
Bombardier, Inc., 7.50%, 3/15/25(1)	1,890	1,880,550
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	86,200
Orbital ATK, Inc., 5.25%, 10/1/21(1)	1,415	1,471,600
TransDigm, Inc., 6.00%, 7/15/22	3,055	3,100,825
TransDigm, Inc., 6.50%, 7/15/24	2,965	3,023,855
TransDigm, Inc., 7.50%, 7/15/21	490	529,200

		$13,908,643

Automotive & Auto Parts — 3.0%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$683,100
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	3,320	3,494,300
FCA US, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	2,140	2,244,432
FCA US, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	6,275	6,941,719
Fiat Chrysler Automobiles N.V., 5.25%, 4/15/23(1)	1,990	2,012,387
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	1,305	1,308,771
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	348,575
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	338,394
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,557,903
Jaguar Land Rover Automotive PLC, 4.25%, 11/15/19(1)	615	634,988
Navistar International Corp., 8.25%, 11/1/21	4,285	4,252,862
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	2,350	2,585,000
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	2,700	2,831,625
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,294,400
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	1,215	1,225,631
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	1,380	1,390,350

		$33,144,437

Broadcasting — 2.2%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,054,463
AMC Networks, Inc., 7.75%, 7/15/21	2,825	3,093,375
Crown Media Holdings, Inc., 10.50%, 7/15/19	4,695	5,017,781
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,535,625
Netflix, Inc., 5.50%, 2/15/22(1)	3,165	3,346,987
Netflix, Inc., 5.875%, 2/15/25(1)	4,540	4,857,800
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	695,756
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	2,995	3,114,800
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,521,094

		$24,237,681

Security	Principal Amount (000’s omitted)	Value

Building Materials — 2.3%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$2,000	$2,100,000
Building Materials Corp. of America, 5.375%, 11/15/24(1)	3,780	3,893,400
HD Supply, Inc., 5.25%, 12/15/21(1)	1,630	1,697,237
HD Supply, Inc., 7.50%, 7/15/20	3,570	3,846,675
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,885,000
Interline Brands, Inc., 10.00%, 11/15/18(2)	2,432	2,559,680
Nortek, Inc., 8.50%, 4/15/21	1,370	1,486,450
Nortek, Inc., 10.00%, 12/1/18	1,815	1,905,750
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,828,250
USG Corp., 5.50%, 3/1/25(1)	880	926,200
USG Corp., 5.875%, 11/1/21(1)	880	948,200

		$25,076,842

Cable / Satellite TV — 5.0%
Altice Financing SA, 6.625%, 2/15/23(1)	$2,535	$2,623,725
Altice Finco SA, 7.625%, 2/15/25(1)	670	686,331
Altice SA, 7.625%, 2/15/25(1)	1,265	1,282,457
Altice SA, 7.75%, 5/15/22(1)	5,360	5,427,054
Cablevision Systems Corp., 7.75%, 4/15/18	790	888,750
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,171,495
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	3,797,175
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,040,150
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	125	130,838
CSC Holdings, LLC, 5.25%, 6/1/24(1)	385	401,844
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,691,425
DISH DBS Corp., 5.875%, 7/15/22	2,880	2,908,800
DISH DBS Corp., 5.875%, 11/15/24	1,970	1,935,525
DISH DBS Corp., 6.75%, 6/1/21	4,450	4,722,918
Numericable-SFR SAS, 4.875%, 5/15/19(1)	1,555	1,573,458
Numericable-SFR SAS, 6.00%, 5/15/22(1)	4,940	5,054,237
Numericable-SFR SAS, 6.25%, 5/15/24(1)	1,300	1,337,388
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,491,462
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	1,170	1,276,763
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,875	2,025,000
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,966,188
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,600,212
VTR Finance B.V., 6.875%, 1/15/24(1)	1,615	1,675,078
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	895	931,919

		$55,640,192

15	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Capital Goods — 0.8%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,845	$2,588,950
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	2,015,050
HRG Group, Inc., 7.875%, 7/15/19	2,325	2,475,834
HRG Group, Inc., 7.875%, 7/15/19(1)	865	921,117
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	887,650

		$8,888,601

Chemicals — 1.9%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$2,825	$3,079,250
Evolution Escrow Issuer, LLC, 7.50%, 3/15/22(1)	1,535	1,558,025
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,400	3,506,250
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	2,275	2,388,750
Polymer Group, Inc., 7.75%, 2/1/19	1,015	1,053,062
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,825	2,948,594
Tronox Finance, LLC, 6.375%, 8/15/20	3,735	3,660,300
W.R. Grace & Co., 5.125%, 10/1/21(1)	2,270	2,372,150
W.R. Grace & Co., 5.625%, 10/1/24(1)	525	566,344

		$21,132,725

Consumer Products — 1.0%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$6,320	$6,304,200
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	2,430	2,223,450
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,182,150
Tempur Sealy International, Inc., 6.875%, 12/15/20	1,230	1,316,100

		$11,025,900

Containers — 2.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.271%, 12/15/19(1)(3)	$1,105	$1,093,950
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	385	394,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	785	804,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	520	533,998
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	390	395,850
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	1,855	1,958,184
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	1,695	1,811,531
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	4,375	4,670,313
Sealed Air Corp., 8.375%, 9/15/21(1)	3,955	4,479,038
SIG Combibloc Holdings SCA, 7.75%, 2/15/23(1)	10,230	12,333,902

Security	Principal Amount (000’s omitted)	Value

Containers (continued)
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	$220	$221,100

		$28,697,116

Diversified Financial Services — 3.0%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$1,155	$1,205,531
Ally Financial, Inc., 5.50%, 2/15/17	1,200	1,257,000
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,927,381
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,480	1,511,082
CIT Group, Inc., 5.25%, 3/15/18	605	628,595
CIT Group, Inc., 5.375%, 5/15/20	230	244,088
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,066,543
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	725	730,437
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,390	1,466,728
International Lease Finance Corp., 6.25%, 5/15/19	975	1,079,812
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,921,037
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,325,469
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,369,728
Navient Corp., 5.00%, 10/26/20	1,290	1,260,975
Navient Corp., 5.50%, 1/15/19	4,115	4,193,185
Navient Corp., 5.875%, 10/25/24	1,290	1,222,275
Navient Corp., 7.25%, 1/25/22	85	90,313
Navient Corp., 8.00%, 3/25/20	6,065	6,769,996
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	3,320	3,469,566

		$33,739,741

Diversified Media — 0.6%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,152,487
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,257,812
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	466,138
IAC/InterActiveCorp, 4.875%, 11/30/18	1,845	1,918,800
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,263,600

		$7,058,837

Energy — 12.4%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$1,150	$1,226,188
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,260	4,579,500

16	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	$1,260	$1,310,400
Antero Resources Corp., 5.375%, 11/1/21	3,335	3,385,025
Antero Resources Corp., 5.625%, 6/1/23(1)	1,295	1,327,375
Antero Resources Corp., 6.00%, 12/1/20	425	436,156
Berry Petroleum Co., LLC, 6.375%, 9/15/22	1,660	1,373,650
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	1,560	1,630,200
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,965	2,009,212
California Resources Corp., 5.50%, 9/15/21	1,965	1,871,662
California Resources Corp., 6.00%, 11/15/24	330	312,263
Chesapeake Energy Corp., 3.525%, 4/15/19(3)	2,195	2,112,687
Chesapeake Energy Corp., 6.125%, 2/15/21	2,910	2,939,100
Chesapeake Energy Corp., 7.25%, 12/15/18	2,990	3,221,725
Concho Resources, Inc., 5.50%, 4/1/23	3,745	3,815,219
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,417,050
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,680,100
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,840	2,953,600
CrownRock, LP/CrownRock Finance, Inc., 7.75%, 2/15/23(1)	2,495	2,657,175
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,430	3,481,450
Denbury Resources, Inc., 5.50%, 5/1/22	715	681,038
Endeavor Energy Resources, LP/EER Finance, Inc., 7.00%, 8/15/21(1)	3,500	3,508,750
Endeavor Energy Resources, LP/EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	1,078,988
Energy Transfer Equity, LP, 5.875%, 1/15/24	2,785	2,938,175
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	900	931,869
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	2,100	2,215,500
EP Energy, LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20	2,880	3,096,000
Gulfport Energy Corp., 6.625%, 5/1/23(1)	1,295	1,324,138
Gulfport Energy Corp., 7.75%, 11/1/20	3,460	3,667,600
Halcon Resources Corp., 8.625%, 2/1/20(1)(4)	910	948,675
Harvest Operations Corp., 6.875%, 10/1/17	800	743,000
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	572,125
Laredo Petroleum, Inc., 5.625%, 1/15/22	1,000	1,011,250
Laredo Petroleum, Inc., 6.25%, 3/15/23	610	634,400
Laredo Petroleum, Inc., 7.375%, 5/1/22	4,105	4,412,875
Matador Resources Co., 6.875%, 4/15/23(1)	1,530	1,577,812
MEG Energy Corp., 6.375%, 1/30/23(1)	1,805	1,775,669

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Memorial Resource Development Corp., 5.875%, 7/1/22(1)	$4,850	$4,728,750
Oasis Petroleum, Inc., 6.875%, 3/15/22	1,600	1,636,000
Oasis Petroleum, Inc., 6.875%, 1/15/23	1,420	1,448,400
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	1,700	1,810,500
Precision Drilling Corp., 6.50%, 12/15/21	1,315	1,291,988
Range Resources Corp., 6.75%, 8/1/20	1,580	1,651,100
Rice Energy, Inc., 7.25%, 5/1/23(1)	645	674,025
Rosetta Resources, Inc., 5.625%, 5/1/21	1,740	1,750,875
Rosetta Resources, Inc., 5.875%, 6/1/22	2,735	2,741,837
RSP Permian, Inc., 6.625%, 10/1/22(1)	3,180	3,316,740
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	3,625	3,725,449
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	2,690	2,730,350
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25(1)	3,805	3,838,294
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	1,220	1,238,300
Sabine Pass LNG, L.P., 6.50%, 11/1/20	2,260	2,373,000
Samson Investment Co., 9.75%, 2/15/20	1,455	183,694
SESI, LLC, 6.375%, 5/1/19	2,655	2,734,650
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	2,665	2,724,962
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,622,475
Seventy Seven Energy, Inc., 6.50%, 7/15/22	1,810	1,067,900
Seventy Seven Operating, LLC, 6.625%, 11/15/19	1,025	820,000
SM Energy Co., 6.125%, 11/15/22(1)	910	960,050
SM Energy Co., 6.50%, 1/1/23	1,940	2,046,700
Sunoco, LP/Sunoco Finance Corp., 6.375%, 4/1/23(1)	2,315	2,419,175
Tesoro Corp., 5.375%, 10/1/22	1,970	2,068,500
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	640	680,000
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	1,530	1,631,362
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	1,465	1,259,900
Whiting Canadian Holding Co. ULC, 8.125%, 12/1/19	3,420	3,646,404
Williams Partners, LP/ACMP Finance Corp., 4.875%, 3/15/24	390	400,369
WPX Energy, Inc., 5.25%, 1/15/17	715	736,450

		$137,815,800

Entertainment / Film — 0.2%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,181,687
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,098,281

		$2,279,968

17	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Environmental — 0.4%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$1,145	$1,216,562
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,209,500
Covanta Holding Corp., 5.875%, 3/1/24	940	977,600
Covanta Holding Corp., 6.375%, 10/1/22	1,430	1,526,525

		$4,930,187

Food & Drug Retail — 0.4%
Rite Aid Corp., 6.125%, 4/1/23(1)	$4,785	$4,982,381

		$4,982,381

Food / Beverage / Tobacco — 1.2%
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	$3,096	$1,844,880
Constellation Brands, Inc., 4.25%, 5/1/23	2,940	3,031,875
Constellation Brands, Inc., 6.00%, 5/1/22	565	649,750
Dean Foods Co., 6.50%, 3/15/23(1)	1,890	1,951,425
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	2,540	2,609,850
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,223,438
Post Holdings, Inc., 6.75%, 12/1/21(1)	1,015	1,029,210
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	991,300

		$13,331,728

Gaming — 2.8%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(5)(6)(7)	$2,505	$2,614,498
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	2,685	2,228,450
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,525,575
International Game Technology PLC, 6.50%, 2/15/25(1)	720	702,000
MGM Resorts International, 6.00%, 3/15/23	2,590	2,693,600
MGM Resorts International, 6.625%, 12/15/21	1,060	1,139,500
MGM Resorts International, 7.75%, 3/15/22	3,900	4,397,250
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	2,551	2,402,823
Penn National Gaming, Inc., 5.875%, 11/1/21	1,345	1,348,363
Station Casinos, LLC, 7.50%, 3/1/21	1,560	1,688,700
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	5,645	5,729,675
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(8)	3,605	2,000,775
Wynn Macau, Ltd., 5.25%, 10/15/21(1)	1,875	1,767,187

		$31,238,396

Health Care — 10.8%
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	$910	$886,112
Alere, Inc., 6.50%, 6/15/20	1,020	1,068,450

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Alere, Inc., 7.25%, 7/1/18	$515	$549,119
Alere, Inc., 8.625%, 10/1/18	1,300	1,352,000
AmSurg Corp., 5.625%, 11/30/20	2,035	2,093,506
AmSurg Corp., 5.625%, 7/15/22	1,825	1,861,865
Biomet, Inc., 6.50%, 8/1/20	4,205	4,462,556
Capsugel SA, 7.00%, 5/15/19(1)(2)	785	802,172
Centene Corp., 4.75%, 5/15/22	885	932,569
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,378,000
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	4,310	4,595,537
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	2,685	2,883,019
Concordia Healthcare Corp., 7.00%, 4/15/23(1)	645	656,288
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	4,055	4,093,016
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,620,925
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)(4)	2,215	2,253,762
Endo Finance, LLC/Endo FinCo, Inc., 7.00%, 7/15/19(1)	915	957,319
Endo Finance, LLC/Endo FinCo, Inc., 7.00%, 12/15/20(1)	540	570,375
Endo Finance, LLC/Endo FinCo, Inc., 7.25%, 1/15/22(1)	185	196,563
Endo Finance, LLC/Endo Ltd./Endo FinCo, Inc., 6.00%, 2/1/25(1)	1,610	1,656,287
ExamWorks Group, Inc., 5.625%, 4/15/23	1,535	1,599,286
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,657,225
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,386,000
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22(1)	1,290	1,322,250
HCA, Inc., 6.50%, 2/15/20	505	576,963
HCA, Inc., 7.50%, 2/15/22	1,530	1,793,925
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,127,335
Hologic, Inc., 6.25%, 8/1/20	5,415	5,638,369
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(1)	1,330	1,354,937
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,782,675
Jaguar Holding Co. I, 9.375%, 10/15/17(1)(2)	815	835,375
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/1/19(1)	4,700	5,070,125
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	3,630	3,915,862
Mallinckrodt International Finance S.A., 4.875%, 4/15/20(1)	1,280	1,307,200
Mallinckrodt International Finance S.A., 5.50%, 4/15/25(1)	1,280	1,312,000
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	6,115	6,436,099
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,985	2,012,294
Physio-Control International, Inc., 9.875%, 1/15/19(1)	1,435	1,539,037
Salix Pharmaceuticals, Ltd., 6.50%, 1/15/21(1)	2,275	2,583,547
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,455,669
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	1,525	1,566,937

18	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Teleflex, Inc., 5.25%, 6/15/24	$845	$855,563
Teleflex, Inc., 6.875%, 6/1/19	545	567,481
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,728,050
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,408,594
United Surgical Partners International, Inc., 9.00%, 4/1/20	1,775	1,914,781
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	6,400	6,568,000
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	6,400	6,640,000
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	6,395	6,762,712
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,663,875
VWR Funding, Inc., 7.25%, 9/15/17	1,545	1,620,319
WellCare Health Plans, Inc., 5.75%, 11/15/20	3,100	3,303,050

		$120,174,975

Homebuilders / Real Estate — 0.6%
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	$1,950	$2,071,875
TRI Pointe Holdings, Inc., 4.375%, 6/15/19(1)	1,860	1,839,075
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(1)	2,365	2,341,350

		$6,252,300

Hotels — 0.5%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$3,310	$3,508,600
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	1,175	1,227,875
RHP Hotel Properties, LP/RHP Finance Corp., 5.00%, 4/15/23(1)	1,285	1,307,487

		$6,043,962

Insurance — 0.9%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$1,790	$1,852,650
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	1,840	1,846,900
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,809,925
USI, Inc., 7.75%, 1/15/21(1)	2,890	2,976,700

		$10,486,175

Leisure — 0.7%
NCL Corp., Ltd., 5.00%, 2/15/18	$905	$927,625
NCL Corp., Ltd., 5.25%, 11/15/19(1)	1,030	1,068,625

Security	Principal Amount (000’s omitted)	Value

Leisure (continued)
Royal Caribbean Cruises, 7.25%, 6/15/16	$535	$568,438
Royal Caribbean Cruises, 7.25%, 3/15/18	1,355	1,509,063
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	3,110	3,463,607

		$7,537,358

Metals / Mining — 1.7%
Alpha Natural Resources, Inc., 7.50%, 8/1/20(1)	$600	$222,000
CONSOL Energy, Inc., 5.875%, 4/15/22	1,140	1,057,350
Eldorado Gold Corp., 6.125%, 12/15/20(1)	3,720	3,682,800
First Quantum Minerals, Ltd., 6.75%, 2/15/20(1)	1,433	1,339,855
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	938	879,375
IAMGOLD Corp., 6.75%, 10/1/20(1)	1,375	1,182,500
Imperial Metals Corp., 7.00%, 3/15/19(1)	1,055	1,055,000
KGHM International, Ltd., 7.75%, 6/15/19(1)	3,720	3,831,600
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,527,325
Novelis, Inc., 8.375%, 12/15/17	1,025	1,067,281
SunCoke Energy Inc., 7.625%, 8/1/19	209	214,904
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	525	542,063
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	1,605	1,657,162
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	315	325,238

		$18,584,453

Paper — 0.2%
Domtar Corp., 10.75%, 6/1/17	$2,300	$2,682,686

		$2,682,686

Publishing / Printing — 0.6%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$4,645	$5,167,563
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	1,095	1,126,481

		$6,294,044

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$840	$837,900
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,064,594

		$1,902,494

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Restaurants — 1.0%
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	$4,955	$5,140,812
NPC International, Inc., 10.50%, 1/15/20	5,235	5,549,100

		$10,689,912

Services — 5.6%
Acosta, Inc., 7.75%, 10/1/22(1)	$5,705	$5,847,625
Audatex North America, Inc., 6.00%, 6/15/21(1)	2,360	2,446,282
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	1,920	1,968,192
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	1,680	1,713,600
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	3,655	3,865,162
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,316,100
Hertz Corp. (The), 6.25%, 10/15/22	1,560	1,622,400
IHS, Inc., 5.00%, 11/1/22(1)	2,255	2,266,275
Laureate Education, Inc., 10.00%, 9/1/19(1)	15,820	15,503,600
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	4,770	5,020,425
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	927,625
ServiceMaster Co., LLC (The), 7.00%, 8/15/20	819	870,188
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	1,825	1,866,063
TMS International Corp., 7.625%, 10/15/21(1)	1,690	1,698,450
TransUnion, 8.125%, 6/15/18(2)	2,585	2,643,162
TransUnion, 9.625%, 6/15/18(2)	3,840	3,878,400
United Rentals North America, Inc., 6.125%, 6/15/23	1,105	1,163,841
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,398,157
United Rentals North America, Inc., 7.625%, 4/15/22	1,275	1,412,063
United Rentals North America, Inc., 8.25%, 2/1/21	92	99,705
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	2,015	2,045,225

		$62,572,540

Steel — 0.2%
AK Steel Corp., 8.75%, 12/1/18	$1,030	$1,095,662
ArcelorMittal, 7.00%, 2/25/22	670	731,138
Steel Dynamics, Inc., 5.50%, 10/1/24(1)	505	522,675

		$2,349,475

Super Retail — 5.4%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	$3,425	$3,604,812
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	1,535	1,322,978
Family Tree Escrow, LLC, 5.25%, 3/1/20(1)	1,880	1,978,700
Family Tree Escrow, LLC, 5.75%, 3/1/23(1)	6,525	6,883,875
Hot Topic, Inc., 9.25%, 6/15/21(1)	4,405	4,801,450
L Brands, Inc., 6.625%, 4/1/21	3,670	4,220,500
L Brands, Inc., 8.50%, 6/15/19	3,620	4,380,200

Security	Principal Amount (000’s omitted)	Value

Super Retail (continued)
Levi Strauss & Co., 5.00%, 5/1/25(1)	$975	$979,266
Levi Strauss & Co., 6.875%, 5/1/22	2,270	2,494,163
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	617	630,111
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,396,950
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,294,625
Neiman Marcus Group, Ltd., LLC, 8.75%, 10/15/21(1)(2)	1,450	1,566,000
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	3,490	3,524,900
Party City Holdings, Inc., 8.875%, 8/1/20	2,705	2,938,306
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,100	3,266,625
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	2,730	2,818,725
PVH Corp., 7.75%, 11/15/23	3,385	4,154,350
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,475,906
rue21, Inc., 9.00%, 10/15/21(1)	2,235	2,011,500
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	850	905,250

		$59,649,192

Technology — 4.4%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$1,110	$1,148,850
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,270	2,457,275
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	5,960	6,593,250
Avaya, Inc., 9.00%, 4/1/19(1)	1,380	1,431,750
Avaya, Inc., 10.50%, 3/1/21(1)	3,318	2,936,297
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	1,530	1,411,425
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	1,565	1,610,072
First Data Corp., 6.75%, 11/1/20(1)	390	416,325
First Data Corp., 7.375%, 6/15/19(1)	2,330	2,427,278
First Data Corp., 10.625%, 6/15/21	1,251	1,425,752
First Data Corp., 11.25%, 1/15/21	1,758	1,982,145
First Data Corp., 11.75%, 8/15/21	1,889	2,176,496
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	1,685	1,824,535
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	3,085	3,104,281
Infor US, Inc., 6.50%, 5/15/22(1)	1,230	1,266,900
Micron Technology, Inc., 5.25%, 8/1/23(1)	2,710	2,726,260
Micron Technology, Inc., 5.625%, 1/15/26(1)	3,545	3,527,275
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,639,000
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	805	858,331
Sensata Technologies B.V., 5.625%, 11/1/24(1)	570	610,613
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	2,465	1,750,150
Zebra Technologies Corp., 7.25%, 10/15/22(1)	4,045	4,378,713

		$48,702,973

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 6.8%
CenturyLink, Inc., 6.75%, 12/1/23	$1,955	$2,122,172
Communications Sales & Leasing, Inc., 6.00%, 4/15/23(1)	260	261,693
Communications Sales & Leasing, Inc., 8.25%, 10/15/23(1)	905	931,019
Digicel, Ltd., 6.00%, 4/15/21(1)	1,685	1,647,930
Digicel, Ltd., 6.75%, 3/1/23(1)	2,315	2,287,220
Equinix, Inc., 5.375%, 1/1/22	1,935	2,017,238
Frontier Communications Corp., 6.25%, 9/15/21	1,950	1,940,250
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,893,431
Frontier Communications Corp., 7.625%, 4/15/24	285	291,769
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,430	3,781,575
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,284,311
Intelsat Luxembourg SA, 7.75%, 6/1/21	5,530	5,108,337
Intelsat Luxembourg SA, 8.125%, 6/1/23	2,605	2,362,409
NII International Telecom S.C.A., 7.875%, 8/15/19(1)(8)	1,140	1,060,200
SBA Telecommunications, Inc., 5.75%, 7/15/20	2,270	2,389,175
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,289,513
Sprint Communications, Inc., 6.00%, 11/15/22	255	240,656
Sprint Communications, Inc., 7.00%, 8/15/20	780	793,650
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,695,848
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,248,300
Sprint Corp., 7.25%, 9/15/21	3,550	3,572,188
Sprint Corp., 7.625%, 2/15/25	2,735	2,696,437
Sprint Corp., 7.875%, 9/15/23	10,330	10,394,562
T-Mobile USA, Inc., 6.25%, 4/1/21	895	938,631
T-Mobile USA, Inc., 6.375%, 3/1/25	1,900	1,956,031
T-Mobile USA, Inc., 6.625%, 4/1/23	1,475	1,538,720
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,672,825
T-Mobile USA, Inc., 6.731%, 4/28/22	560	592,200
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	4,170	4,180,425
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	3,825	3,925,406
Windstream Corp., 7.75%, 10/1/21	3,955	3,905,562

		$75,019,683

Transportation Ex Air / Rail — 0.9%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$496,250
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,735,800
XPO Logistics, Inc., 7.875%, 9/1/19(1)	7,700	8,229,375

		$10,461,425

Utilities — 1.5%
AES Corp. (The), 5.50%, 3/15/24	$790	$793,950
Calpine Corp., 5.375%, 1/15/23	2,075	2,103,531

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)
Calpine Corp., 5.75%, 1/15/25	$925	$933,140
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/1/19(1)	3,170	3,328,500
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/1/22(1)	2,515	2,691,050
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/1/24(1)	2,155	2,327,400
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,243,406
NRG Energy, Inc., 8.25%, 9/1/20	1,980	2,098,800

		$16,519,777

Total Corporate Bonds & Notes (identified cost $901,019,983)		$923,052,599

Senior Floating-Rate Interests — 5.0%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.2%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$2,000	$2,026,250

		$2,026,250

Containers — 0.1%
Anchor Glass Container Corporation, Term Loan, 4.25%, Maturing 6/30/21	$940	$946,523

		$946,523

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,822	$1,814,961

		$1,814,961

Energy — 0.1%
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	$1,333	$1,320,333

		$1,320,333

Food / Beverage / Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$792	$809,820

		$809,820

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,625	$1,632,899

		$1,632,899

Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 5.00%, Maturing 12/20/19	$1,949	$1,957,159

		$1,957,159

Metals / Mining — 0.2%
FMG Resources (August 2006) Pty Ltd., Term Loan, 3.75%, Maturing 6/30/19	$2,029	$1,837,367

		$1,837,367

Publishing / Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$1,584	$1,596,705
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.75%, Maturing 3/22/19	1,778	1,791,720

		$3,388,425

Services — 0.7%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$1,500	$1,509,531
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/10/21	3,765	3,808,535
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	2,190,326

		$7,508,392

Super Retail — 1.2%
Albertson’s Holdings, LLC, Term Loan, 5.50%, Maturing 8/25/21	$3,300	$3,339,646
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	3,960	3,947,625
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	2,000	1,942,500
PetSmart, Inc., Term Loan, 5.00%, Maturing 3/11/22	1,600	1,621,800
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	2,758	2,561,493

		$13,413,064

Technology — 0.3%
SkillSoft Corporation, Term Loan - Second Lien, 9.25%, Maturing 4/28/22	$4,000	$3,875,000

		$3,875,000

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications — 0.6%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$3,071	$3,094,856
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	3,700	3,755,500

		$6,850,356

Transportation Ex Air / Rail — 0.2%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$470,875
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	575	541,171
Ceva Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	99	93,305
Ceva Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	793	746,442

		$1,851,793

Utilities — 0.5%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/19/16	$3,500	$3,524,860
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 5/5/16	959	965,802
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.668%, Maturing 10/10/17	2,600	1,603,225

		$6,093,887

Total Senior Floating-Rate Interests (identified cost $55,743,268)		$55,326,229

Convertible Bonds — 0.9%

Security	Principal Amount (000’s omitted)	Value

Energy — 0.1%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(2)	$3,030	$1,467,035

		$1,467,035

Health Care — 0.8%
Hologic, Inc., 0.00%, 12/15/43	$1,342	$1,578,528
NuVasive, Inc., 2.75%, 7/1/17	5,500	6,802,812

		$8,381,340

Total Convertible Bonds (identified cost $9,866,683)		$9,848,375

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value

HILT, Series 2013-HLT, Class EFX, 5.609%, 11/5/30(1)(10)	$2,065	$2,120,178
Motel 6, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	5,000	5,034,732

Total Commercial Mortgage-Backed Securities (identified cost $7,021,179)		$7,154,910

Common Stocks — 3.3%

Security	Shares	Value

Automotive & Auto Parts — 0.1%
General Motors Co.	25,000	$876,500

		$876,500

Building Materials — 0.3%
Panolam Holdings Co.(5)(6)(11)	3,117	$2,737,225

		$2,737,225

Consumer Products — 0.0%(12)
HF Holdings, Inc.(5)(6)(11)	13,600	$335,784

		$335,784

Diversified Financial Services — 0.1%
CIT Group, Inc.	25,000	$1,125,750

		$1,125,750

Energy — 1.0%
Energy Transfer Equity, LP	25,000	$1,666,500
Seven Generations Energy, Ltd.(11)	560,000	9,515,126

		$11,181,626

Food / Beverage / Tobacco — 0.5%
Constellation Brands, Inc., Class A(11)	50,993	$5,912,129

		$5,912,129

Gaming — 0.0%(12)
New Cotai Participation Corp., Class B(5)(6)(11)	7	$221,515

		$221,515

Health Care — 0.9%
AmSurg Corp.(11)	75,000	$4,704,000
Hologic, Inc.(11)	105,000	3,542,700
NuVasive, Inc.(11)	40,000	1,789,200

		$10,035,900

Security	Shares	Value

Homebuilders / Real Estate — 0.1%
TRI Pointe Homes, Inc.(11)	80,000	$1,142,400

		$1,142,400

Services — 0.3%
United Rentals, Inc.(11)	30,000	$2,897,400

		$2,897,400

Total Common Stocks (identified cost $28,398,792)		$36,466,229

Convertible Preferred Stocks — 0.8%

Security	Shares	Value

Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$972,250
Chesapeake Energy Corp., 5.75%(1)	130	113,506

		$1,085,756

Health Care — 0.5%
Alere, Inc., 3.00%	15,630	$5,193,849

		$5,193,849

Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.50%	25,000	$2,565,000

		$2,565,000

Total Convertible Preferred Stocks (identified cost $7,545,019)		$8,844,605

Miscellaneous — 1.1%

Security	Principal Amount/ Shares	Value

Cable / Satellite TV — 0.0%(12)
Adelphia, Inc., Escrow Certificate(11)	7,585,000	$66,369
Adelphia, Inc., Escrow Certificate(11)	3,555,000	31,106

		$97,475

Energy — 0.0%(12)
SemGroup Corp., Escrow Certificate(11)	6,330,000	$15,825

		$15,825

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount/ Shares	Value

Gaming — 1.1%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(5)(11)	$1,193,299	$17,900
PGP Investors, LLC, Membership Interests(5)(6)(11)	25,714	8,999,998
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(6)(11)	5,410	3,516,500

		$12,534,398

Utilities — 0.0%(12)
EME Reorganization Trust	2,640,437	$26,404

		$26,404

Total Miscellaneous (identified cost $9,451,808)		$12,674,102

Warrants — 0.0%(12)

Security	Shares	Value

Food / Beverage / Tobacco — 0.0%(12)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18 (5)(11)	1,610	$16

		$16

Total Warrants (identified cost $0)		$16

Short-Term Investments — 3.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(13)	$38,435	$38,434,776

Total Short-Term Investments (identified cost $38,434,776)		$38,434,776

Total Investments — 98.3% (identified cost $1,057,481,508)		$1,091,801,841

Other Assets — 1.7%		$19,417,394

Net Assets — 100.0%		$1,111,219,235

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	–	Debtor in Possession
HILT	–	Hilton USA Trust
(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $495,974,775 or 44.6% of the Portfolio’s net assets.

(2)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(4)	When-issued/delayed delivery security.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(6)	Restricted security (see Note 5).

(7)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2015.

(8)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2015.

(11)	Non-income producing security.

(12)	Amount is less than 0.05%.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $1,019,046,732)	$1,053,367,065
Affiliated investment, at value (identified cost, $38,434,776)	38,434,776
Cash	87,304
Restricted cash*	2,047,560
Foreign currency, at value (identified cost, $110)	114
Interest and dividends receivable	17,010,759
Interest receivable from affiliated investment	6,390
Receivable for investments sold	5,985,418
Receivable for open forward foreign currency exchange contracts	190,428
Receivable for open swap contracts	602,661
Premium paid on open non-centrally cleared swap contracts	114,564
Total assets	$1,117,847,039

Liabilities
Cash collateral due to brokers	$1,090,000
Payable for investments purchased	1,486,745
Payable for when-issued/delayed delivery securities	3,129,550
Payable for variation margin on open centrally cleared swap contracts	73,682
Payable for open forward foreign currency exchange contracts	329,013
Premium received on open non-centrally cleared swap contracts	5,181
Payable to affiliates:
Investment adviser fee	424,321
Trustees’ fees	4,054
Accrued expenses	85,258
Total liabilities	$6,627,804
Net Assets applicable to investors’ interest in Portfolio	$1,111,219,235

Sources of Net Assets
Investors’ capital	$1,076,414,552
Net unrealized appreciation	34,804,683
Total	$1,111,219,235

*	Represents restricted cash on deposit at the custodian and broker for open derivative contracts.

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income	$32,345,022
Dividends	548,821
Interest allocated from affiliated investment	35,197
Expenses allocated from affiliated investment	(3,765)
Total investment income	$32,925,275

Expenses
Investment adviser fee	$2,457,344
Trustees’ fees and expenses	24,295
Custodian fee	129,303
Legal and accounting services	57,342
Miscellaneous	13,445
Total expenses	$2,681,729
Deduct —
Reduction of custodian fee	$30
Total expense reductions	$30

Net expenses	$2,681,699

Net investment income	$30,243,576

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,627,309)
Investment transactions allocated from affiliated investment	72
Swap contracts	165,663
Foreign currency and forward foreign currency exchange contract transactions	1,147,359
Net realized loss	$(314,215)
Change in unrealized appreciation (depreciation) —
Investments	$(4,792,545)
Swap contracts	(248,049)
Foreign currency and forward foreign currency exchange contracts	(357,737)
Net change in unrealized appreciation (depreciation)	$(5,398,331)

Net realized and unrealized loss	$(5,712,546)

Net increase in net assets from operations	$24,531,030

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$30,243,576	$60,305,763
Net realized gain (loss) from investment transactions, securities sold short, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(314,215)	13,753,494
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(5,398,331)	(5,548,519)
Net increase in net assets from operations	$24,531,030	$68,510,738
Capital transactions —
Contributions	$189,786,242	$167,637,129
Withdrawals	(142,861,632)	(204,766,289)
Net increase (decrease) in net assets from capital transactions	$46,924,610	$(37,129,160)

Net increase in net assets	$71,455,640	$31,381,578

Net Assets
At beginning of period	$1,039,763,595	$1,008,382,017
At end of period	$1,111,219,235	$1,039,763,595

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.52	%(2)	0.52%	0.54%	0.56%	0.60%	0.64%
Net investment income	5.84	%(2)	5.72%	6.34%	7.06%	7.67%	8.65%
Portfolio Turnover	19	%(3)	44%	62%	76%	78%	79%

Total Return	2.27	%(3)	6.88%	10.46%	13.20%	5.90%	19.52%

Net assets, end of period (000’s omitted)	$1,111,219		$1,039,764	$1,008,382	$947,318	$866,997	$852,159

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 57.9%, 29.7%, 9.9% and 0.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

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Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering

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these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Note 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion and at reduced rates on

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daily net assets of $1.5 billion or more, and is payable monthly. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $2,457,344 or 0.47% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $253,330,034 and $188,490,220, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,073,101,570

Gross unrealized appreciation	$34,823,432
Gross unrealized depreciation	(16,123,161)

Net unrealized appreciation	$18,700,271

5  Restricted Securities

At April 30, 2015, the Portfolio owned the following securities (representing 1.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12 to 11/20/14	$2,505,230	$2,287,660	$2,614,498

Total Corporate Bonds & Notes			$2,287,660	$2,614,498

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$335,784
New Cotai Participation Corp., Class B	4/12/13	7	216,125	221,515
Panolam Holdings Co.	12/30/09	3,117	1,712,792	2,737,225

Total Common Stocks			$2,659,367	$3,294,524

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Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$8,999,998
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	94,675	3,516,500

Total Miscellaneous			$8,963,425	$12,516,498

Total Restricted Securities			$13,910,452	$18,425,520

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/29/15	Canadian Dollar 1,470,000	United States Dollar 1,203,701	JPMorgan Chase Bank, N.A.	$—	$(14,234)	$(14,234)
5/29/15	Canadian Dollar 10,550,000	United States Dollar 8,426,181	JPMorgan Chase Bank, N.A.	—	(314,779)	(314,779)
5/29/15	Euro 10,730,000	United States Dollar 12,195,385	JPMorgan Chase Bank, N.A.	143,473	—	143,473
5/29/15	United States Dollar 955,562	Canadian Dollar 1,210,000	JPMorgan Chase Bank, N.A.	46,955	—	46,955

				$190,428	$(329,013)	$(138,585)

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Bank of America, N.A.	Amkor Technology, Inc.	B2/BB	$1,150	5.00	%(1)	6/20/15	$13,646	$1,399	$15,045
Barclays Bank PLC	Amkor Technology, Inc.	B2/BB	2,000	5.00	(1)	6/20/15	23,731	3,782	27,513
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	1,000	5.00	(1)	12/20/16	83,737	(661)	83,076
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	79,744	(13,478)	66,266
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	79,744	(24,121)	55,623
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	175,849	(34,866)	140,983

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Credit Default Swaps — Sell Protection (continued)
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	$1,100	5.00	%(1)	9/20/16	$79,744	$(15,610)	$64,134
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	175,849	(25,828)	150,021

Total			$11,650				$712,044	$(109,383)	$602,661

Centrally Cleared Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

ICE Clear Credit	Markit CDX North America High Yield Index	$10,000	5.00	%(1)	6/20/20	3.28%	$770,973	$(759,592)	$11,381
ICE Clear Credit	Markit CDX North America High Yield Index	10,000	5.00	(1)	6/20/20	3.28	770,973	(767,100)	3,873

Total		$20,000					$1,541,946	$(1,526,692)	$15,254

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $31,650,000.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serves as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk:  The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into swap contracts (other than centrally cleared swaps) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps and forward foreign currency exchange contracts in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $329,013. At April 30, 2015, there were no assets pledged by the Portfolio for such liability.

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The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Credit	Swap contracts	$712,044	(1)	$—
Credit	Swap contracts (centrally cleared)	15,254	(2)	—
Foreign Exchange	Forward foreign currency exchange contracts	190,428	(3)	(329,013	)(4)

Total		$917,726		$(329,013)

Derivatives not subject to master netting or similar agreements		$15,254		$—

Total Derivatives subject to master netting or similar agreements		$902,472		$(329,013)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts.

(2)

Amount represents cumulative unrealized appreciation on centrally cleared swap contracts in the Swap Contracts table above. Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.

(3)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(4)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

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April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$13,646	$—	$—	$—	$13,646
Barclays Bank PLC	23,731	—	—	—	23,731
Credit Suisse International	83,737	—	—	—	83,737
Deutsche Bank AG	335,337	—	—	(335,337)	—
Goldman Sachs International	255,593	—	—	(255,593)	—
JPMorgan Chase Bank, N.A.	190,428	(190,428)	—	—	—

	$902,472	$(190,428)	$—	$(590,930)	$121,114

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

JPMorgan Chase Bank, N.A.	$(329,013)	$190,428	$—	$—	$(138,585)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts	$165,663	$(248,049)
Foreign Exchange	Forward foreign currency exchange contracts	1,149,156	(362,757)

Total		$1,314,819	$(610,806)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts	Swap Contracts

$16,338,000	$15,436,000

36

High Income Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$920,438,101	$2,614,498	$923,052,599
Senior Floating-Rate Interests	—	55,326,229	—	55,326,229
Convertible Bonds	—	9,848,375	—	9,848,375
Commercial Mortgage-Backed Securities	—	7,154,910	—	7,154,910
Common Stocks	33,171,705	—	3,294,524	36,466,229
Convertible Preferred Stocks	3,537,250	5,307,355	—	8,844,605
Miscellaneous	26,404	3,629,800	9,017,898	12,674,102
Warrants	—	—	16	16
Short-Term Investments	—	38,434,776	—	38,434,776

Total Investments	$36,735,359	$1,040,139,546	$14,926,936	$1,091,801,841
Forward Foreign Currency Exchange Contracts	$—	$190,428	$—	$190,428
Swap Contracts	—	727,298	—	727,298

Total	$36,735,359	$1,041,057,272	$14,926,936	$1,092,719,567

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(329,013)	$—	$(329,013)

Total	$—	$(329,013)	$—	$(329,013)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented.

At April 30, 2015, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

37

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

38

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

39

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

40

Eaton Vance

High Income Opportunities Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Michael W. Weilheimer

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713 4.30.15

Eaton Vance

Multi-Strategy Absolute

Return Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Multi-Strategy Absolute Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	19

Officers and Trustees	23

Important Notices	24

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Performance1,2

Portfolio Managers Dan R. Strelow, CFA, Justin H. Bourgette, CFA and Thomas A. Shively

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/2004	12/07/2004	1.69%	2.34%	1.52%	3.32%
Class A with 4.75% Maximum Sales Charge	—	—	–3.10	–2.57	0.54	2.83
Class B at NAV	12/07/2004	12/07/2004	1.30	1.55	0.73	2.55
Class B with 5% Maximum Sales Charge	—	—	–3.70	–3.45	0.36	2.55
Class C at NAV	12/07/2004	12/07/2004	1.32	1.58	0.74	2.55
Class C with 1% Maximum Sales Charge	—	—	0.32	0.58	0.74	2.55
Class I at NAV	10/01/2009	12/07/2004	1.82	2.60	1.76	3.47
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	—	0.01%	0.02%	0.09%	1.46%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			1.29%	2.04%	2.04%	1.05%
Net			1.26	2.01	2.01	1.02

Fund Profile4

Portfolio Allocation (% of net assets)

*	Amount is less than 0.05%.

Fund Weightings (% of net assets)5

Absolute Return Strategies	30.1%
Total Return Swaps (Risk Premia)*	15.6
Global Macro Absolute Return Advantage Portfolio	11.2
Option Absolute Return Strategy*	3.3

Income Strategies	46.8%
Eaton Vance Floating Rate Portfolio	19.8
CMBS Portfolio	11.6
CMBS*	8.8
Short-Term U.S. Government Portfolio	5.0
ABS*	1.6
Boston Income Portfolio	0.0 **
Government Obligations Portfolio	0.0 **

Equity Strategies	1.4%
Parametric International Equity Fund, Institutional Class	4.3
Parametric Emerging Markets Fund, Institutional Class	4.0
Total Return Swaps (Hedging Equity)*	-6.9

Other	14.5%
U.S. Treasury Futures*	12.9
Total Return Swaps (Hedging)*	1.6

Cash & Cash Equivalents*	35.7%

* Held in MSAR Completion Portfolio.
**Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The Gross Expense Ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratios exclude interest expense associated with certain investment transactions.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

[5]	Economic value is shown for derivative holdings and, thus, total will not add to 100%. If applicable, CMBS refers to commercial mortgage-backed securities. ABS refers to asset-backed securities.

Fund profile subject to change due to active management.

3

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,016.90	$6.10	1.22%
Class B	$1,000.00	$1,013.00	$9.83	1.97%
Class C	$1,000.00	$1,013.20	$9.83	1.97%
Class I	$1,000.00	$1,018.20	$4.85	0.97%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.11	1.22%
Class B	$1,000.00	$1,015.00	$9.84	1.97%
Class C	$1,000.00	$1,015.00	$9.84	1.97%
Class I	$1,000.00	$1,020.00	$4.86	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $0)		$1	0.0	%(1)
CMBS Portfolio (identified cost, $20,216,505)		20,155,674	11.6
Eaton Vance Floating Rate Portfolio (identified cost, $36,981,729)		34,403,790	19.8
Global Macro Absolute Return Advantage Portfolio (identified cost, $20,129,650)		19,599,062	11.2
Government Obligations Portfolio (identified cost, $0)		1	0.0	(1)
MSAR Completion Portfolio (identified cost, $77,781,688)		77,101,371	44.3
Short-Term U.S. Government Portfolio (identified cost, $8,791,322)		8,644,704	5.0

Total Investments in Affiliated Portfolios (identified cost $163,900,894)		$159,904,603	91.9%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Parametric Emerging Markets Fund, Institutional Class	467,117	$6,922,677	4.0%
Parametric International Equity Fund, Institutional Class	615,420	7,618,900	4.3

Total Investments in Affiliated Investment Funds (identified cost $15,548,667)		$14,541,577	8.3%

Total Investments (identified cost $179,449,561)		$174,446,180	100.2%

Other Assets, Less Liabilities		$(408,853)	(0.2)%

Net Assets		$174,037,327	100.0%

(1)	Amount is less than 0.05%.

5	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Affiliated investments, at value (identified cost, $179,449,561)	$174,446,180
Receivable for Fund shares sold	88,090
Total assets	$174,534,270

Liabilities
Payable for Fund shares redeemed	$424,293
Payable to affiliates:
Distribution and service fees	47,936
Trustees’ fees	42
Accrued expenses	24,672
Total liabilities	$496,943
Net Assets	$174,037,327

Sources of Net Assets
Paid-in capital	$237,240,812
Accumulated net realized loss	(56,185,942)
Accumulated distributions in excess of net investment income	(2,014,162)
Net unrealized depreciation	(5,003,381)
Total	$174,037,327

Class A Shares
Net Assets	$86,638,982
Shares Outstanding	9,928,281
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.73
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.17

Class B Shares
Net Assets	$3,042,691
Shares Outstanding	348,819
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.72

Class C Shares
Net Assets	$32,817,224
Shares Outstanding	3,763,239
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.72

Class I Shares
Net Assets	$51,538,430
Shares Outstanding	5,909,027
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.72

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends from Affiliated Investment Funds	$274,327
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $38,006)	2,139,806
Dividends allocated from affiliated Portfolios (net of foreign taxes, $70)	151,193
Expenses, excluding interest expense, allocated from affiliated Portfolios	(734,857)
Interest expense allocated from affiliated Portfolios	(2,782)
Total investment income	$1,827,687

Expenses
Distribution and service fees
Class A	$118,052
Class B	18,015
Class C	173,547
Trustees’ fees and expenses	250
Custodian fee	14,013
Transfer and dividend disbursing agent fees	59,756
Legal and accounting services	20,825
Printing and postage	18,775
Registration fees	57,489
Miscellaneous	7,685
Total expenses	$488,407

Net investment income	$1,339,280

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions — affiliated Portfolios	$3,281,001
Capital gain distributions received from Affiliated Investment Funds	274,340
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (net of foreign capital gains taxes of $6,191)	729,233
Written options	204,328
Futures contracts	1,607,655
Swap contracts	(173,771)
Forward commodity contracts	20,198
Foreign currency and forward foreign currency exchange contract transactions	1,740,320
Non-deliverable bond forward contracts	14,806
Net realized gain	$7,698,110
Change in unrealized appreciation (depreciation) —
Investments — affiliated Portfolios	$(3,281,001)
Affiliated Investment Funds	(275,185)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (net of increase in accrued foreign capital gains taxes of $5,836)	(692,368)
Written options	(101,178)
Securities sold short	14,078
Futures contracts	(537,706)
Swap contracts	(482,842)
Forward commodity contracts	(25,045)
Foreign currency and forward foreign currency exchange contracts	(622,564)
Non-deliverable bond forward contracts	15,775
Net change in unrealized appreciation (depreciation)	$(5,988,036)

Net realized and unrealized gain	$1,710,074

Net increase in net assets from operations	$3,049,354

7	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$1,339,280	$6,446,029
Net realized gain from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions, capital gain distributions received and non-deliverable bond forward contracts	7,698,110	11,993,254
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(5,988,036)	(14,509,019)
Net increase in net assets from operations	$3,049,354	$3,930,264
Distributions to shareholders —
From net investment income
Class A	$(1,157,726)	$(3,091,676)
Class B	(29,811)	(95,316)
Class C	(296,682)	(716,931)
Class I	(751,604)	(3,324,590)
Tax return of capital
Class A	—	(11,530)
Class B	—	(348)
Class C	—	(2,684)
Class I	—	(9,897)
Total distributions to shareholders	$(2,235,823)	$(7,252,972)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,418,209	$22,721,105
Class B	48,245	29,512
Class C	385,211	1,717,616
Class I	6,661,989	38,198,999
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	823,000	2,193,471
Class B	24,443	83,814
Class C	269,675	656,839
Class I	487,295	2,259,518
Cost of shares redeemed
Class A	(23,435,251)	(92,702,421)
Class B	(663,017)	(2,112,348)
Class C	(5,378,137)	(18,736,246)
Class I	(23,176,981)	(249,543,425)
Net asset value of shares exchanged
Class A	606,539	1,839,371
Class B	(606,539)	(1,839,371)
Net decrease in net assets from Fund share transactions	$(40,535,319)	$(295,233,566)

Net decrease in net assets	$(39,721,788)	$(298,556,274)

Net Assets
At beginning of period	$213,759,115	$512,315,389
At end of period	$174,037,327	$213,759,115

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(2,014,162)	$(1,117,619)

8	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$8.690		$8.770		$9.090		$9.160		$9.200		$8.890

Income (Loss) From Operations
Net investment income(1)	$0.065		$0.178		$0.164		$0.171		$0.172		$0.350
Net realized and unrealized gain (loss)	0.081		(0.052)		(0.274)		0.007		(0.023)		0.362

Total income (loss) from operations	$0.146		$0.126		$(0.110)		$0.178		$0.149		$0.712

Less Distributions
From net investment income	$(0.106)		$(0.205)		$(0.134)		$(0.188)		$(0.189)		$(0.296)
Tax return of capital	—		(0.001)		(0.076)		(0.060)		—		(0.106)

Total distributions	$(0.106)		$(0.206)		$(0.210)		$(0.248)		$(0.189)		$(0.402)

Net asset value — End of period	$8.730		$8.690		$8.770		$9.090		$9.160		$9.200

Total Return(2)	1.69	%(3)	1.45%		(1.23)%		1.97%		1.62%		8.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,639		$104,788		$172,036		$338,114		$413,764		$146,073
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.22	%(6)(7)	1.29	%(7)	1.33	%(7)	1.27	%(7)	1.22	%(7)	1.10%
Net investment income	1.50	%(6)	2.04%		1.83%		1.88%		1.86%		3.85%
Portfolio Turnover of the Fund(8)	19	%(3)	68%		20%		68%		26%		60%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, 0.03%, 0.08%, 0.09% and 0.05% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

9	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$8.680		$8.770		$9.080		$9.150		$9.200		$8.890

Income (Loss) From Operations
Net investment income(1)	$0.032		$0.113		$0.097		$0.103		$0.115		$0.283
Net realized and unrealized gain (loss)	0.081		(0.065)		(0.266)		0.006		(0.045)		0.361

Total income (loss) from operations	$0.113		$0.048		$(0.169)		$0.109		$0.070		$0.644

Less Distributions
From net investment income	$(0.073)		$(0.137)		$(0.090)		$(0.136)		$(0.120)		$(0.246)
Tax return of capital	—		(0.001)		(0.051)		(0.043)		—		(0.088)

Total distributions	$(0.073)		$(0.138)		$(0.141)		$(0.179)		$(0.120)		$(0.334)

Net asset value — End of period	$8.720		$8.680		$8.770		$9.080		$9.150		$9.200

Total Return(2)	1.30	%(3)	0.55%		(1.88)%		1.21%		0.75%		7.37%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,043		$4,223		$8,118		$16,541		$22,469		$28,217
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.97	%(6)(7)	2.04	%(7)	2.08	%(7)	2.02	%(7)	1.96	%(7)	1.85%
Net investment income	0.75	%(6)	1.30%		1.08%		1.13%		1.25%		3.12%
Portfolio Turnover of the Fund(8)	19	%(3)	68%		20%		68%		26%		60%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, 0.03%, 0.08%, 0.09% and 0.04% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

10	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$8.680		$8.770		$9.090		$9.150		$9.200		$8.890

Income (Loss) From Operations
Net investment income(1)	$0.032		$0.112		$0.097		$0.103		$0.111		$0.282
Net realized and unrealized gain (loss)	0.082		(0.062)		(0.275)		0.016		(0.041)		0.362

Total income (loss) from operations	$0.114		$0.050		$(0.178)		$0.119		$0.070		$0.644

Less Distributions
From net investment income	$(0.074)		$(0.139)		$(0.091)		$(0.136)		$(0.120)		$(0.246)
Tax return of capital	—		(0.001)		(0.051)		(0.043)		—		(0.088)

Total distributions	$(0.074)		$(0.140)		$(0.142)		$(0.179)		$(0.120)		$(0.334)

Net asset value — End of period	$8.720		$8.680		$8.770		$9.090		$9.150		$9.200

Total Return(2)	1.32	%(3)	0.58%		(1.97)%		1.32%		0.75%		7.37%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,817		$37,384		$54,181		$91,682		$143,809		$123,689
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.97	%(6)(7)	2.04	%(7)	2.08	%(7)	2.02	%(7)	1.96	%(7)	1.85%
Net investment income	0.73	%(6)	1.28%		1.08%		1.13%		1.20%		3.12%
Portfolio Turnover of the Fund(8)	19	%(3)	68%		20%		68%		26%		60%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, 0.03%, 0.08%, 0.09% and 0.04% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$8.680		$8.770		$9.090		$9.150		$9.200		$8.890

Income (Loss) From Operations
Net investment income(1)	$0.075		$0.201		$0.188		$0.196		$0.185		$0.353
Net realized and unrealized gain (loss)	0.082		(0.062)		(0.275)		0.014		(0.023)		0.381

Total income (loss) from operations	$0.157		$0.139		$(0.087)		$0.210		$0.162		$0.734

Less Distributions
From net investment income	$(0.117)		$(0.228)		$(0.149)		$(0.205)		$(0.212)		$(0.313)
Tax return of capital	—		(0.001)		(0.084)		(0.065)		—		(0.111)

Total distributions	$(0.117)		$(0.229)		$(0.233)		$(0.270)		$(0.212)		$(0.424)

Net asset value — End of period	$8.720		$8.680		$8.770		$9.090		$9.150		$9.200

Total Return(2)	1.82	%(3)	1.60%		(0.97)%		2.33%		1.76%		8.45%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,538		$67,365		$277,981		$273,464		$188,165		$4,018
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.97	%(6)(7)	1.05	%(7)	1.08	%(7)	1.01	%(7)	0.98	%(7)	0.85%
Net investment income	1.73	%(6)	2.30%		2.10%		2.15%		2.00%		3.86%
Portfolio Turnover of the Fund(8)	19	%(3)	68%		20%		68%		26%		60%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Includes interest and dividend expense, primarily on securities sold short, of less than 0.005%, 0.03%, 0.08%, 0.09% and 0.06% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Financial Statements.

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in the following seven portfolios managed by Eaton Vance Management (EVM) or its affiliates: Boston Income Portfolio, CMBS Portfolio, Eaton Vance Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Government Obligations Portfolio, MSAR Completion Portfolio and Short-Term U.S. Government Portfolio (the Portfolios), which are Massachusetts business trusts and in shares of both Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Boston Income Portfolio, CMBS Portfolio, Eaton Vance Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Government Obligations Portfolio, MSAR Completion Portfolio and Short-Term U.S. Government Portfolio (less than 0.05%, 60.7%, 0.3%, 1.1%, less than 0.05%, 98.5% and 2.9%, respectively, at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Funds. A copy of each Portfolio’s financial statements and the Affiliated Investment Funds’ financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from

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Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Non-deliverable bond foward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of the Portfolios’ investment in Cash Reserves Fund reflects the Portfolios’ proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investments in the Affliliated Investment Funds are valued at the closing net asset value per share.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on direct investments in the Affiliated Investment Funds is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from Affiliated Investment Funds are recorded as income, capital gains or return of capital based on the nature of the distribution.

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Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolios.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date. Realized gains and losses on investments sold are determined on the basis of identified cost.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $29,721,952 and deferred capital losses of $25,984,854 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2015 ($1,377,385), October 31, 2016 ($15,304,398), October 31, 2017 ($9,100,702) and October 31, 2018 ($3,939,467) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2014, $21,062,204 are short-term and $4,922,650 are long-term.

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Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$188,871,217

Gross unrealized appreciation	$—
Gross unrealized depreciation	(14,425,037)

Net unrealized depreciation	$(14,425,037)

3  Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios and Affiliated Investment Funds) and administering the business affairs of the Fund. EVM does not receive a fee for serving as the Fund’s investment adviser and administrator. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2015, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios amounted to $573,607 or 0.61% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $3,273 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $934 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 5) and contingent deferred sales charges (see Note 6).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $548,667 and none, respectively, for the six months ended April 30, 2015.

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $118,052 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $13,511 and $130,160 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $4,504 and $43,387 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are

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Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2015, the Fund was informed that EVD received no CDSCs paid by Class A shareholders and approximately $4,000 and $400 of CDSCs paid by Class B and Class C shareholders, respectively.

7  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Boston Income Portfolio	$9,896,232	$10,243,234
Eaton Vance Floating Rate Portfolio	10,372,910	22,812,756
Global Macro Absolute Return Advantage Portfolio	120,380	12,308,579
Government Obligations Portfolio	10,170	9,976,503
MSAR Completion Portfolio	14,949,552	22,485,283
Short-Term U.S. Government Portfolio	40,127	2,275,764

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	392,458	2,598,396
Issued to shareholders electing to receive payments of distributions in Fund shares	94,602	251,257
Redemptions	(2,691,653)	(10,607,499)
Exchange from Class B shares	69,670	210,419

Net decrease	(2,134,923)	(7,547,427)

Class B	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	5,550	3,359
Issued to shareholders electing to receive payments of distributions in Fund shares	2,811	9,606
Redemptions	(76,232)	(241,936)
Exchange to Class A shares	(69,714)	(210,660)

Net decrease	(137,585)	(439,631)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	44,357	196,268
Issued to shareholders electing to receive payments of distributions in Fund shares	31,005	75,298
Redemptions	(618,676)	(2,145,770)

Net decrease	(543,314)	(1,874,204)

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Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	765,684	4,375,150
Issued to shareholders electing to receive payments of distributions in Fund shares	56,019	258,950
Redemptions	(2,671,659)	(28,575,189)

Net decrease	(1,849,956)	(23,941,089)

At April 30, 2015, accounts advised by EVM owned 16.3% of the value of the outstanding shares of the Fund.

9  Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the six months ended April 30, 2015 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Capital gain distributions	Realized gain (loss)	Value, end of period

Parametric Emerging Markets Fund, Institutional Class	$7,115,854	$137,790	$—	$102,302	$35,488	$—	$6,922,677
Parametric International Equity Fund, Institutional Class	7,152,241	410,877	—	172,025	238,852	—	7,618,900

Total	$14,268,095	$548,667	$—	$274,327	$274,340		$14,541,577

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2015 and October 31, 2014, the Fund’s investments in the Portfolios and Affiliated Investment Funds were valued based on Level 1 inputs.

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Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Multi-Strategy Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”) as well as the continuation of the investment advisory agreement of MSAR Completion Portfolio (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of EVM, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that the sub-advisory agreement between BMR and Parametric Risk Advisors LLC (“PRA”), an affiliate of EVM, with respect to MSAR Completion Portfolio, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio and the sub-advisory agreement for the Portfolio (together, the “investment advisory agreements”). EVM, with respect to the Fund, and BMR and PRA, with respect to the Portfolio, are each referred to herein as the “Adviser”.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other investments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of each Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolio by senior management, as

20

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services. With respect to the Portfolio, the Board considered BMR’s responsibilities supervising PRA, and the abilities and experience of BMR’s and PRA’s investment personnel with respect to investing in stocks and options on indices. In approving the advisory agreements, the Board noted that EVM would be responsible for allocating assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2014 for the Fund. The Board considered the performance of the Portfolio and the underlying Funds. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by EVM pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board further noted that the subsidiary is expected to cease operations and liquidate on or about June 30, 2015. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level. The Board noted that the Adviser does not receive an advisory fee for direct investments made on behalf of the Fund. The Board also noted that the management fees by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contracts of the exchange traded funds in which the Fund may invest.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Advisers and their affiliates in connection with their relationships with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

21

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees for the Portfolio and the other underlying Funds, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

22

Eaton Vance

Multi-Strategy Absolute Return Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Multi-Strategy Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Multi-Strategy Absolute Return Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7742 4.30.15

Eaton Vance

Multi-Strategy

All Market Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Multi-Strategy All Market Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Performance1,2

Portfolio Managers Dan R. Strelow, CFA, Justin H. Bourgette, CFA and Thomas A. Shively

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/31/2011	10/31/2011	4.14%	5.27%	—	4.03%
Class A with 4.75% Maximum Sales Charge	—	—	–0.77	0.31	—	2.59
Class C at NAV	10/31/2011	10/31/2011	3.66	4.40	—	3.21
Class C with 1% Maximum Sales Charge	—	—	2.66	3.40	—	3.21
Class I at NAV	10/31/2011	10/31/2011	4.28	5.44	—	4.27
Barclays U.S. Aggregate Bond Index	—	—	2.06%	4.46%	4.12%	2.93%
MSCI All Country World Index	—	—	4.97	7.46	9.58	12.58

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.62%	2.37%	1.37%
Net				1.35	2.10	1.10

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Fund Profile4

Portfolio Allocation (% of net assets)

*	Amount is less than 0.05%.

Fund Weightings (% of net assets)5

Absolute Return Strategies	31.1%
Global Macro Absolute Return Advantage Portfolio	15.5
Total Return Swaps (Risk Premia)*	13.0
Option Absolute Return Strategy**	2.6

Income Strategies	40.6%
Eaton Vance Floating Rate Portfolio	25.0
Boston Income Portfolio	6.7
CMBS Portfolio	3.5
CMBS**	2.9
ABS*	2.5
Government Obligations Portfolio	0.0 ***
International Income Portfolio	0.0 ***

Equity Strategies	32.4%
Eaton Vance Hexavest Global Equity Fund, Class I	10.6
E-mini S&P 500 Index Futures	5.1
WisdomTree Japan Hedged Equity Fund	5.0
Parametric International Equity Fund, Institutional Class	2.3
iShares MSCI Emerging Markets Minimum Volatility ETF	2.2
iShares MSCI Japan ETF	2.1
Parametric Emerging Markets Fund, Institutional Class	2.0
WisdomTree Europe Hedged Equity Fund	1.7
iShares MSCI EMU ETF	1.4

Other	20.4%
U.S. Treasury Futures	13.6
SPDR Gold Trust	3.9
Total Return Swaps (Hedging)	2.9

Cash & Cash Equivalents*	13.2%

*	Heldin MSAM Completion Portfolio and the Fund.
**	Heldin MSAM Completion Portfolio.
***	Amountis less than 0.05%.

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI All Country World Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The Gross Expense Ratios are as stated in the Fund’s most recent prospectus. Net expense ratios exclude interest expense associated with certain investment transactions. Net expense ratios reflect contractual expense reimbursements that continue through 2/29/16. Without the reimbursements, performance would have been lower.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

[5]	Economic value is shown for derivative holdings and, thus, total will not add to 100%. If applicable, CMBS refers to commercial mortgage-backed securities. ABS refers to asset-backed securities.

Fund profile subject to change due to active management.

4

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,041.40	$6.12	**	1.21%
Class C	$1,000.00	$1,036.60	$9.90	**	1.96%
Class I	$1,000.00	$1,042.80	$4.86	**	0.96%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.06	**	1.21%
Class C	$1,000.00	$1,015.10	$9.79	**	1.96%
Class I	$1,000.00	$1,020.00	$4.81	**	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description	Value	% of Net Assets

Boston Income Portfolio (identified cost, $4,172,607)	$4,743,190	6.7%
CMBS Portfolio (identified cost, $2,530,164)	2,520,272	3.5
Eaton Vance Floating Rate Portfolio (identified cost, $18,210,512)	17,876,030	25.0
Global Macro Absolute Return Advantage Portfolio (identified cost, $11,532,172)	11,066,665	15.5
Government Obligations Portfolio (identified cost, $52,666)	3,321	0.0	(1)
International Income Portfolio (identified cost, $1,005)	1	0.0	(1)
MSAM Completion Portfolio (identified cost, $12,332,786)	12,423,081	17.4

Total Investments in Affiliated Portfolios (identified cost $48,831,912)	$48,632,560	68.1%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets

Equity Funds
Eaton Vance Hexavest Global Equity Fund, Class I	619,926	$7,606,488	10.6%
Parametric Emerging Markets Fund, Institutional Class	97,912	1,451,059	2.0
Parametric International Equity Fund, Institutional Class	130,608	1,616,924	2.3

Total Investments in Affiliated Investment Funds (identified cost $9,966,724)		$10,674,471	14.9%

Exchange-Traded Funds

Security	Shares	Value	% of Net Assets

Commodity Funds
SPDR Gold Trust(2)	24,876	$2,822,680	3.9%

		$2,822,680	3.9%

Equity Funds
iShares MSCI Emerging Markets Minimum Volatility ETF	24,960	$1,553,011	2.2%
iShares MSCI EMU ETF	25,785	1,016,961	1.4
iShares MSCI Japan ETF	114,148	1,467,943	2.1

Security	Shares	Value	% of Net Assets

Equity Funds (continued)
WisdomTree Europe Hedged Equity Fund	19,234	$1,235,977	1.7%
WisdomTree Japan Hedged Equity Fund	63,429	3,578,664	5.0

		$8,852,556	12.4%

Total Exchange-Traded Funds (identified cost $11,667,873)		$11,675,236	16.3%

Asset-Backed Securities

Security	Principal Amount	Value	% of Net Assets

DNKN, Series 2015-1A, Class A2I, 3.262%, 2/20/45(3)	$75,000	$75,611	0.1%

Total Asset-Backed Securities (identified cost $75,000)		$75,611	0.1%

Short-Term Investments

U.S. Treasury Obligations

Security	Principal Amount	Value	% of Net Assets
U.S. Treasury Bill, 0.00%, 6/18/15(4)	$150,000	$150,003	0.2%

Total U.S. Treasury Obligations (identified cost $149,994)		$150,003	0.2%

Total Investments (identified cost $70,691,503)		$71,207,881	99.6%

Other Assets, Less Liabilities		$254,258	0.4%

Net Assets		$71,462,139	100.0%

DNKN	–	DB Master Finance LLC

(1)	Amount is less than 0.05%.

(2)	Non-income producing.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $75,611 or 0.1% of the Fund’s net assets.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

6	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Affiliated investments, at value (identified cost, $58,798,636)	$59,307,031
Unaffiliated investments, at value (identified cost, $11,892,867)	11,900,850
Cash	239,684
Restricted cash*	333,400
Interest receivable	646
Receivable for Fund shares sold	108,684
Receivable for open swap contracts	221
Receivable from affiliate	10,223
Total assets	$71,900,739

Liabilities
Payable for Fund shares redeemed	$254,478
Payable for variation margin on open financial futures contracts	48,175
Payable for open swap contracts	2,791
Payable for closed swap contracts	65,695
Payable to affiliates:
Investment adviser fee	6,182
Distribution and service fees	10,878
Trustees’ fees	42
Accrued expenses	50,359
Total liabilities	$438,600
Net Assets	$71,462,139

Sources of Net Assets
Paid-in capital	$69,450,972
Accumulated net realized gain	2,056,092
Accumulated distributions in excess of net investment income	(486,068)
Net unrealized appreciation	441,143
Total	$71,462,139

Class A Shares
Net Assets	$46,878,701
Shares Outstanding	4,548,470
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.31
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.82

Class C Shares
Net Assets	$1,398,492
Shares Outstanding	136,179
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.27

Class I Shares
Net Assets	$23,184,946
Shares Outstanding	2,251,188
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.30

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends from Affiliated Investment Funds	$182,520
Dividend income	33,405
Interest income	660
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $12,733)	1,034,001
Dividends allocated from affiliated Portfolios (net of foreign taxes, $36)	4,897
Expenses, excluding interest expense, allocated from affiliated Portfolios	(243,741)
Interest expense allocated from affiliated Portfolios	(1,283)
Total investment income	$1,010,459

Expenses
Investment adviser and administration fee	$28,716
Distribution and service fees
Class A	58,536
Class C	4,955
Trustees’ fees and expenses	250
Custodian fee	22,546
Transfer and dividend disbursing agent fees	20,760
Legal and accounting services	35,997
Printing and postage	13,443
Registration fees	20,242
Miscellaneous	7,788
Total expenses	$213,233
Deduct —
Reduction of custodian fee	$22
Allocation of expenses to affiliate	56,704
Total expense reductions	$56,726

Net expenses	$156,507

Net investment income	$853,952

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$261,690
Financial futures contracts	867,387
Swap contracts	(288,714)
Capital gain distributions received (including $282,518 from Affiliated Investment Funds)	576,784
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (net of foreign capital gains taxes of $3,496)	(80,903)
Written options	159,405
Futures contracts	(107,913)
Swap contracts	(58,368)
Forward commodity contracts	8,295
Foreign currency and forward foreign currency exchange contract transactions	833,171
Non-deliverable bond forward contracts	8,141
Net realized gain	$2,178,975
Change in unrealized appreciation (depreciation) —
Affiliated Investment Funds	$(100,449)
Unaffiliated investments	500,333
Financial futures contracts	(335,659)
Swap contracts	231,468
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (net of increase in accrued foreign capital gain taxes of $2,448)	(150,773)
Written options	(25,876)
Securities sold short	5,488
Futures contracts	(25,499)
Swap contracts	127,171
Forward commodity contracts	(2,370)
Foreign currency and forward foreign currency exchange contracts	(396,560)
Non-deliverable bond forward contracts	8,711
Net change in unrealized appreciation (depreciation)	$(164,015)

Net realized and unrealized gain	$2,014,960

Net increase in net assets from operations	$2,868,912

8	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$853,952	$1,937,472
Net realized gain from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions, capital gain distributions received and non-deliverable bond forward contracts	2,178,975	1,543,540
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(164,015)	(1,180,704)
Net increase in net assets from operations	$2,868,912	$2,300,308
Distributions to shareholders —
From net investment income
Class A	$(862,990)	$(1,294,725)
Class C	(14,059)	(3,516)
Class I	(450,626)	(563,171)
From net realized gain
Class A	(25,066)	—
Class C	(317)	—
Class I	(12,181)	—
Total distributions to shareholders	$(1,365,239)	$(1,861,412)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,352,245	$19,551,038
Class C	913,102	425,835
Class I	5,920,352	25,085,303
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	326,632	482,782
Class C	14,230	3,323
Class I	181,934	254,172
Cost of shares redeemed
Class A	(13,298,430)	(31,191,761)
Class C	(65,057)	(12,659)
Class I	(6,715,739)	(26,231,567)
Net decrease in net assets from Fund share transactions	$(4,370,731)	$(11,633,534)

Net decrease in net assets	$(2,867,058)	$(11,194,638)

Net Assets
At beginning of period	$74,329,197	$85,523,835
At end of period	$71,462,139	$74,329,197

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(486,068)	$(12,345)

9	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013	2012
Net asset value — Beginning of period	$10.090		$10.060		$10.180	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.119		$0.277		$0.262	$0.335
Net realized and unrealized gain (loss)	0.294		0.024		(0.112)	0.199

Total income from operations	$0.413		$0.301		$0.150	$0.534

Less Distributions
From net investment income	$(0.188)		$(0.271)		$(0.248)	$(0.286)
From net realized gain	(0.005)		—		(0.009)	(0.068)
Tax return of capital	—		—		(0.013)	—

Total distributions	$(0.193)		$(0.271)		$(0.270)	$(0.354)

Net asset value — End of period	$10.310		$10.090		$10.060	$10.180

Total Return(2)	4.14	%(3)	3.03%		1.49%	5.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,879		$50,523		$61,372	$82,415
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)(7)	1.21	%(8)(9)	1.23	%(8)	1.45%	1.46%
Net investment income	2.36	%(9)	2.75%		2.58%	3.32%
Portfolio Turnover of the Fund(10)	31	%(3)	100%		46%	65%

Class A commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.16%, 0.23%, 0.11% and 0.34% of average daily net assets for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013 and 2012, respectively). Absent this subsidy, total return would have been lower.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.03%, 0.10% and 0.11% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013 and 2012, respectively.

(8)

Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.15% and 0.15% of average daily net assets for the six months ended April 30, 2015 and the year ended October 31, 2014, respectively).

(9)	Annualized.

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

10	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013	2012
Net asset value — Beginning of period	$10.070		$10.050		$10.170	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.037		$0.151		$0.160	$0.247
Net realized and unrealized gain (loss)	0.327		0.077		(0.075)	0.192

Total income from operations	$0.364		$0.228		$0.085	$0.439

Less Distributions
From net investment income	$(0.159)		$(0.208)		$(0.186)	$(0.201)
From net realized gain	(0.005)		—		(0.009)	(0.068)
Tax return of capital	—		—		(0.010)	—

Total distributions	$(0.164)		$(0.208)		$(0.205)	$(0.269)

Net asset value — End of period	$10.270		$10.070		$10.050	$10.170

Total Return(2)	3.66	%(3)	2.29%		0.84%	4.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,398		$506		$88	$15
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)(7)	1.96	%(8)(9)	1.96	%(8)	2.20%	2.17%
Net investment income	0.72	%(9)	1.50%		1.59%	2.46%
Portfolio Turnover of the Fund(10)	31	%(3)	100%		46%	65%

Class C commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.16%, 0.23%, 0.11% and 0.38% of average daily net assets for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013 and 2012, respectively). Absent this subsidy, total return would have been lower.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.03%, 0.10% and 0.11% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013 and 2012, respectively.

(8)

Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.15% and 0.17% of average daily net assets for the six months ended April 30, 2015 and the year ended October 31, 2014, respectively).

(9)	Annualized.

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013	2012
Net asset value — Beginning of period	$10.080		$10.060		$10.170	$10.000

Income (Loss) From Operations
Net investment income(1)	$0.132		$0.313		$0.260	$0.355
Net realized and unrealized gain (loss)	0.293		0.005		(0.076)	0.195

Total income from operations	$0.425		$0.318		$0.184	$0.550

Less Distributions
From net investment income	$(0.200)		$(0.298)		$(0.270)	$(0.312)
From net realized gain	(0.005)		—		(0.009)	(0.068)
Tax return of capital	—		—		(0.015)	—

Total distributions	$(0.205)		$(0.298)		$(0.294)	$(0.380)

Net asset value — End of period	$10.300		$10.080		$10.060	$10.170

Total Return(2)	4.28	%(3)	3.20%		1.83%	5.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,185		$23,300		$24,065	$1,587
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)(7)	0.96	%(8)(9)	0.98	%(8)	1.21%	1.10%
Net investment income	2.61	%(9)	3.10%		2.57%	3.54%
Portfolio Turnover of the Fund(10)	31	%(3)	100%		46%	65%

Class I commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.16%, 0.23%, 0.11% and 0.43% of average daily net assets for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013 and 2012, respectively). Absent this subsidy, total return would have been lower.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.03%, 0.10% and 0.10% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013 and 2012, respectively.

(8)

Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.15% and 0.15% of average daily net assets for the six months ended April 30, 2015 and the year ended October 31, 2014, respectively).

(9)	Annualized.

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Consolidated Financial Statements.

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multi-Strategy All Market Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing a substantial portion of its investable assets in interests in the following seven portfolios managed by Eaton Vance Management (EVM) or its affiliates: Boston Income Portfolio, CMBS Portfolio, Eaton Vance Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Government Obligations Portfolio, International Income Portfolio and MSAM Completion Portfolio (the Portfolios), which are Massachusetts business trusts, and in shares of Eaton Vance Hexavest Global Equity Fund, Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Boston Income Portfolio, CMBS Portfolio, Eaton Vance Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Government Obligations Portfolio, International Income Portfolio and MSAM Completion Portfolio (0.1%, 7.6%, 0.2%, 0.6%, less than 0.05%, less than 0.05% and 99.9%, respectively, at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Funds. A copy of each Portfolio’s financial statements and the Affiliated Investment Funds’ financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2015 were $3,143,654 or 4.4% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio

13

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of the Portfolios’ investment in Cash Reserves Fund reflects the Portfolios’ proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investments in the Affiliated Investment Funds are valued at the closing net asset value per share.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income on direct investments, including the Affiliated Investment Funds, is recorded on the

14

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as income, capital gains or return of capital based on the nature of the distribution.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolios.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

J  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date. Realized gains and losses on investments sold are determined on the basis of identified cost.

K  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and

15

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidary and including the affiliated Portfolios, at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$71,458,280

Gross unrealized appreciation	$1,769,361
Gross unrealized depreciation	(1,848,789)

Net unrealized depreciation	$(79,428)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. The fee is computed at an annual rate of 0.615% of the Fund’s consolidated average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. To the extent the Fund’s assets are invested in other investment companies managed by EVM or its affiliates, the Fund is allocated its share of such investment companies’ adviser fee. For the six months ended April 30, 2015, the Fund’s allocated portion of the adviser fee paid by the Portfolios totaled $171,938, and the adviser and administration fees paid by the Fund on Investable Assets amounted to $28,716. For the six months ended April 30, 2015, the Fund’s investment adviser and administration fee, including the adviser fees allocated from the Portfolios, was 0.57% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and including management fees and other expenses associated with the Fund’s investments in Affiliated Investment Funds) exceed 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2016. Pursuant to this agreement, EVM was allocated $56,704 of the Fund’s operating expenses for the six months ended April 30, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $583 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $25 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $7,564,702 and $2,882,401 respectively, for the six months ended April 30, 2015.

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $58,536 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $3,716 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the

16

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $1,239 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2015, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

7  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Boston Income Portfolio	$4,124,776	$3,219,256
Eaton Vance Floating Rate Portfolio	4,649,848	8,182,455
Global Macro Absolute Return Advantage Portfolio	1,490,479	3,622,514
MSAM Completion Portfolio	4,239,549	9,682,694

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	815,931	1,952,477
Issued to shareholders electing to receive payments of distributions in Fund shares	32,394	47,976
Redemptions	(1,306,062)	(3,094,442)

Net decrease	(457,737)	(1,093,989)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	90,812	42,490
Issued to shareholders electing to receive payments of distributions in Fund shares	1,407	329
Redemptions	(6,329)	(1,261)

Net increase	85,890	41,558

17

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	582,687	2,488,236
Issued to shareholders electing to receive payments of distributions in Fund shares	18,051	25,312
Redemptions	(659,899)	(2,596,188)

Net decrease	(59,161)	(82,640)

At April 30, 2015, accounts advised by EVM owned 51.2% of the value of the outstanding shares of the Fund.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Equity Futures
6/15	35 E-mini S&P 500 Index	Long	$3,619,596	$3,638,075	$18,479

	Interest Rate Futures
6/15	32 U.S. 10-Year Treasury Note	Long	4,089,152	4,108,000	18,848
6/15	34 U.S. Ultra-Long Treasury Bond	Long	5,702,992	5,593,000	(109,992)

					$(72,665)

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Societe Generale	$700	Receives	SGI Vol Invest Alpha 2 Index	Pays	0.30%	6/15/15	$(2,078)
Societe Generale	1,400	Receives	SGI Vol Invest Beta 2 Index	Pays	1-Month USD- LIBOR-BBA + 0.30%	6/15/15	219
Societe Generale	3,600	Receives	SGI Commodity Dual Strategy Index(1)(2)	Pays	0.35%	10/5/15	2
Societe Generale	2,700	Receives	SGI Eaton Vance Risk Premia Index(1)(3)	Pays	0.35	10/5/15	(713)

							$(2,570)

(1)

Swap is subject to optional notional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

18

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

(2)	Represents a custom index created by Societe Generale comprised of two underlying indices as follows: SGI Commodity Curve Momentum Index (50%) and SGI Smart Market Neutral Commodity 2 Index (50%).

(3)

Represents a custom index created by Societe Generale comprised of three underlying indices as follows: SGI FX-G4 Smile Premium Index (40%), SGI FX-G10 Mean Reversion Index (40%) and SGI US Delta Cap Mean Reversion Index (20%).

At April 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Commodity Risk:  The Fund invests in commodity-linked derivative instruments, including total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk:  The Fund enters into total return swap agreements on a security, basket of securities or an index to hedge against fluctuations in securities prices. The Fund also enters into equity futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Fund enters into total return swaps to enhance total return.

Interest Rate Risk:  The Fund enters into interest rate futures contracts to manage the effective duration of the Fund and to hedge against fluctuations in interest rates.

The Fund enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $2,791. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $125,003 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund (and Subsidiary) and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

19

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate	Total

Net unrealized appreciation*	$—	$18,479	$—	$18,848	$37,327
Receivable for open swap contracts	2	219	—	—	221

Total Asset Derivatives	$2	$18,698	$—	$18,848	$37,548

Derivatives not subject to master netting or similar agreements	$—	$18,479	$—	$18,848	$37,327

Total Asset Derivatives subject to master netting or similar agreements	$2	$219	$—	$—	$221

	Commodity	Equity Price	Foreign Exchange	Interest Rate	Total

Net unrealized appreciation*	$—	$—	$—	$(109,992)	$(109,992)
Payable for open swap contracts	—	(2,078)	(713)	—	(2,791)

Total Liability Derivatives	$—	$(2,078)	$(713)	$(109,992)	$(112,783)

Derivatives not subject to master netting or similar agreements	$—	$—	$—	$(109,992)	$(109,992)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(2,078)	$(713)	$—	$(2,791)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Payable for variation margin.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund (and Subsidiary) for assets and pledged by the Fund (and Subsidiary) for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Societe Generale	$221	$(221)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Societe Generale	$(2,791)	$221	$2,570	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

20

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2015 was as follows:

Consolidated Statement of Operations Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$292,105	$—	$575,282
Swap contracts	(66,396)	(220,026)	(2,292)	—

Total	$(66,396)	$72,079	$(2,292)	$575,282

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$(125,885)	$—	$(209,774)
Swap contracts	46,032	184,854	582	—

Total	$46,032	$58,969	$582	$(209,774)

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Swap Contracts

$12,127,000	$9,221,000

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

11  Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the six months ended April 30, 2015 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Capital gain distributions	Realized gain (loss)	Value, end of period

Eaton Vance Hexavest Global Equity Fund, Class I	$7,300,444	$348,957	$—	$124,568	$224,389	$—	$7,606,488
Parametric Emerging Markets Fund, Institutional Class	1,491,551	28,882	—	21,444	7,438	—	1,451,059
Parametric International Equity Fund, Institutional Class	1,517,887	87,199	—	36,508	50,691	—	1,616,924

Total	$10,309,882	$465,038	$—	$182,520	$282,518	$—	$10,674,471

21

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Consolidated Notes to Financial Statements (Unaudited) — continued

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments in securities, investments in the Portfolios and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$48,632,560	$—	$—	$48,632,560
Investments in Affiliated Investment Funds	10,674,471	—	—	10,674,471
Exchange-Traded Funds	11,675,236	—	—	11,675,236
Asset-Backed Securities	—	75,611	—	75,611
Short-Term Investments	—	150,003	—	150,003

Total Investments	$70,982,267	$225,614	$—	$71,207,881

Futures Contracts	$37,327	$—	$—	$37,327
Swap Contracts	—	221	—	221

Total	$71,019,594	$225,835	$—	$71,245,429

Liability Description

Futures Contracts	$(109,992)	$—	$—	$(109,992)
Swap Contracts	—	(2,791)	—	(2,791)

Total	$(109,992)	$(2,791)	$—	$(112,783)

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

22

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

23

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Multi-Strategy All Market Fund (the “Fund”) with Eaton Vance Management (“EVM”) as well as the continuation of the investment advisory agreement of MSAM Completion Portfolio (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of EVM, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that the sub-advisory agreement between BMR and Parametric Risk Advisors LLC (“PRA”), an affiliate of EVM, with respect to MSAM Completion Portfolio, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio and the sub-advisory agreement for the Portfolio (together, the “investment advisory agreements”). EVM, with respect to the Fund, and BMR and PRA, with respect to the Portfolio, are each referred to herein as the “Adviser”.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other investments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of each Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of

24

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

administrative services. With respect to the Portfolio, the Board considered BMR’s responsibilities supervising PRA, and the abilities and experience of BMR’s and PRA’s investment personnel with respect to investing in a variety of different securities and investments, as well as in options.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-year period ended September 30, 2014 for the Fund. The Board considered the performance of the Portfolio and the underlying Funds. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by EVM pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level. The Board also noted that the management fees by the Fund are for services provided in addition to, and are not duplicative of, services provided under the advisory contracts of the exchange traded funds in which the Fund may invest.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Advisers and their affiliates in connection with their relationships with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees for the Portfolio and the other underlying Funds, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

25

Eaton Vance

Multi-Strategy All Market Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Multi-Strategy All Market Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Multi-Strategy All Market Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.
Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7783 4.30.15

Parametric Tax-Managed International Equity Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report April 30, 2015

Parametric Tax-Managed International Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	34

Officers and Trustees	37

Important Notices	38

Parametric Tax-Managed International Equity Fund

April 30, 2015

Performance1,2

Portfolio Managers Thomas Seto and Paul Bouchey, CFA, both of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Investor Class at NAV	04/22/1998	04/22/1998	5.76%	0.46%	5.39%	4.57%
Class C at NAV	04/22/1998	04/22/1998	5.33	–0.34	4.60	3.80
Class C with 1% Maximum Sales Charge	—	—	4.33	–1.32	4.60	3.80
Institutional Class at NAV	09/02/2008	04/22/1998	5.96	0.74	5.69	4.77
MSCI EAFE Index	—	—	6.81%	1.66%	7.40%	5.62%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Investor Class After Taxes on Distributions		04/22/1998	04/22/1998	0.13%	5.33%	4.58%
Investor Class After Taxes on Distributions and Sale of Fund Shares		—	—	0.91	4.57	4.01
Class C After Taxes on Distributions		04/22/1998	04/22/1998	–1.55	4.54	3.83
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–0.28	3.80	3.25
Institutional Class After Taxes on Distributions		09/02/2008	04/22/1998	0.37	5.63	4.78
Institutional Class After Taxes on Distributions and Sale of Fund Shares		—	—	1.15	4.87	4.21

% Total Annual Operating Expense Ratios[3]				Investor Class	Class C	Institutional Class
Gross				1.60%	2.35%	1.35%
Net				1.50	2.25	1.25

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Tax-Managed International Equity Fund

April 30, 2015

Fund Profile4

Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)5

Vodafone Group PLC	1.4%

Nestle SA	1.2

Novartis AG	1.2

National Grid PLC	1.1

Royal Dutch Shell PLC, Class A	0.9

GlaxoSmithKline PLC	0.9

Deutsche Telekom AG	0.8

Telstra Corp., Ltd.	0.8

SAP SE	0.8

Air Liquide SA	0.8

Total	9.9%

See Endnotes and Additional Disclosures in this report.

3

Parametric Tax-Managed International Equity Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Institutional Class is linked to Investor Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/29/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective June 1, 2015, the Fund is managed by Thomas Seto and Paul Bouchey, CFA, both of Parametric Portfolio Associates LLC.

4

Parametric Tax-Managed International Equity Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,057.60	$7.65	**	1.50%
Class C	$1,000.00	$1,053.30	$11.45	**	2.25%
Institutional Class	$1,000.00	$1,059.60	$6.38	**	1.25%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,017.40	$7.50	**	1.50%
Class C	$1,000.00	$1,013.60	$11.23	**	2.25%
Institutional Class	$1,000.00	$1,018.60	$6.26	**	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric Tax-Managed International Equity Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $37,591,082)	$40,764,125
Receivable for Fund shares sold	38,099
Receivable from affiliates	7,306
Total assets	$40,809,530

Liabilities
Payable for Fund shares redeemed	$24,225
Payable to affiliates:
Distribution and service fees	13,369
Trustees’ fees	43
Accrued expenses	16,764
Total liabilities	$54,401
Net Assets	$40,755,129

Sources of Net Assets
Paid-in capital	$83,485,721
Accumulated net realized loss from Portfolio	(46,002,198)
Accumulated undistributed net investment income	98,563
Net unrealized appreciation from Portfolio	3,173,043
Total	$40,755,129

Investor Class Shares
Net Assets	$25,322,161
Shares Outstanding	2,490,243
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.17

Class C Shares
Net Assets	$10,025,119
Shares Outstanding	1,039,975
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.64

Institutional Class Shares
Net Assets	$5,407,849
Shares Outstanding	532,959
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.15

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends allocated from Portfolio (net of foreign taxes, $59,392)	$566,758
Interest allocated from Portfolio	39
Expenses allocated from Portfolio	(180,133)
Total investment income	$386,664

Expenses
Distribution and service fees
Investor Class	$30,676
Class C	49,421
Trustees’ fees and expenses	250
Custodian fee	5,917
Transfer and dividend disbursing agent fees	36,825
Legal and accounting services	10,878
Printing and postage	12,637
Registration fees	20,650
Miscellaneous	6,436
Total expenses	$173,690
Deduct —
Allocation of expenses to affiliates	$26,162
Total expense reductions	$26,162

Net expenses	$147,528

Net investment income	$239,136

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$1,423,776
Foreign currency transactions	(13,420)
Net realized gain	$1,410,356
Change in unrealized appreciation (depreciation) —
Investments	$518,612
Foreign currency	2,894
Net change in unrealized appreciation (depreciation)	$521,506

Net realized and unrealized gain	$1,931,862

Net increase in net assets from operations	$2,170,998

7	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$239,136	$821,005
Net realized gain from investment and foreign currency transactions	1,410,356	4,487,409
Net change in unrealized appreciation (depreciation) from investments and foreign currency	521,506	(4,959,908)
Net increase in net assets from operations	$2,170,998	$348,506
Distributions to shareholders —
From net investment income
Investor Class	$(586,372)	$(559,367)
Class C	(169,573)	(154,964)
Institutional Class	(143,711)	(78,173)
Total distributions to shareholders	$(899,656)	$(792,504)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$579,303	$909,263
Class C	121,195	289,656
Institutional Class	1,002,419	2,776,642
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	548,507	523,832
Class C	153,613	139,383
Institutional Class	77,620	32,605
Cost of shares redeemed
Investor Class	(2,103,629)	(5,288,241)
Class C	(950,173)	(1,774,312)
Institutional Class	(1,326,753)	(722,977)
Net decrease in net assets from Fund share transactions	$(1,897,898)	$(3,114,149)

Net decrease in net assets	$(626,556)	$(3,558,147)

Net Assets
At beginning of period	$41,381,685	$44,939,832
At end of period	$40,755,129	$41,381,685

Accumulated undistributed net investment income included in net assets
At end of period	$98,563	$759,083

8	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2015

Financial Highlights

	Investor Class
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012	2011	2010
Net asset value — Beginning of period	$9.850		$9.970		$8.470		$7.870	$8.870	$8.600

Income (Loss) From Operations
Net investment income(1)	$0.066		$0.205	(2)	$0.157		$0.150	$0.091	$0.080
Net realized and unrealized gain (loss)	0.485		(0.134)		1.549		0.567	(0.936)	0.340

Total income (loss) from operations	$0.551		$0.071		$1.706		$0.717	$(0.845)	$0.420

Less Distributions
From net investment income	$(0.231)		$(0.191)		$(0.206)		$(0.117)	$(0.155)	$(0.151)

Total distributions	$(0.231)		$(0.191)		$(0.206)		$(0.117)	$(0.155)	$(0.151)

Redemption fees(1)(3)	$—		$—		$—		$—	$0.000 (4)	$0.001

Net asset value — End of period	$10.170		$9.850		$9.970		$8.470	$7.870	$8.870

Total Return(5)	5.76	%(6)	0.71%		20.52%		9.34%	(9.74)%	4.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,322		$25,504		$29,574		$28,998	$36,350	$73,731
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.50	%(9)	1.50	%(10)	1.51	%(10)	1.86%	1.77%	1.68%
Net investment income	1.37	%(9)	2.02	%(2)	1.72%		1.89%	1.02%	0.95%
Portfolio Turnover of the Portfolio	0	%(6)(11)	53%		30%		117%	41%	72%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.042 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.61%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.13%, 0.10% and 0.20% of average daily net assets for the six months ended April 30, 2015 and the years ended October 31, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(11)	Amount is less than 0.5%.

9	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012	2011	2010
Net asset value — Beginning of period	$9.310		$9.430		$8.010		$7.440	$8.390	$8.150

Income (Loss) From Operations
Net investment income(1)	$0.027		$0.121	(2)	$0.082		$0.087	$0.025	$0.017
Net realized and unrealized gain (loss)	0.459		(0.116)		1.474		0.534	(0.886)	0.314

Total income (loss) from operations	$0.486		$0.005		$1.556		$0.621	$(0.861)	$0.331

Less Distributions
From net investment income	$(0.156)		$(0.125)		$(0.136)		$(0.051)	$(0.089)	$(0.092)

Total distributions	$(0.156)		$(0.125)		$(0.136)		$(0.051)	$(0.089)	$(0.092)

Redemption fees(1)(3)	$—		$—		$—		$—	$0.000 (4)	$0.001

Net asset value — End of period	$9.640		$9.310		$9.430		$8.010	$7.440	$8.390

Total Return(5)	5.33	%(6)	0.05%		19.67%		8.44%	(10.40)%	4.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,025		$10,359		$11,820		$11,488	$14,022	$20,359
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	2.25	%(9)	2.25	%(10)	2.26	%(10)	2.61%	2.53%	2.43%
Net investment income	0.60	%(9)	1.26	%(2)	0.95%		1.16%	0.29%	0.21%
Portfolio Turnover of the Portfolio	0	%(6)(11)	53%		30%		117%	41%	72%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.040 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.85%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.13%, 0.10% and 0.20% of average daily net assets for the six months ended April 30, 2015 and the years ended October 31, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(11)	Amount is less than 0.5%.

10	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2015

Financial Highlights — continued

	Institutional Class
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012	2011	2010
Net asset value — Beginning of period	$9.840		$9.960		$8.460		$7.880	$8.870	$8.600

Income (Loss) From Operations
Net investment income(1)	$0.077		$0.223	(2)	$0.174		$0.172	$0.115	$0.077
Net realized and unrealized gain (loss)	0.492		(0.128)		1.555		0.552	(0.920)	0.363

Total income (loss) from operations	$0.569		$0.095		$1.729		$0.724	$(0.805)	$0.440

Less Distributions
From net investment income	$(0.259)		$(0.215)		$(0.229)		$(0.144)	$(0.185)	$(0.171)

Total distributions	$(0.259)		$(0.215)		$(0.229)		$(0.144)	$(0.185)	$(0.171)

Redemption fees(1)(3)	$—		$—		$—		$—	$0.000 (4)	$0.001

Net asset value — End of period	$10.150		$9.840		$9.960		$8.460	$7.880	$8.870

Total Return(5)	5.96	%(6)	0.97%		20.86%		9.46%	(9.33)%	5.13%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,408		$5,519		$3,546		$1,919	$2,055	$618
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.25	%(9)	1.25	%(10)	1.26	%(10)	1.61%	1.52%	1.43%
Net investment income	1.59	%(9)	2.21	%(2)	1.90%		2.16%	1.33%	0.94%
Portfolio Turnover of the Portfolio	0	%(6)(11)	53%		30%		117%	41%	72%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.036 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.84%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.13%, 0.10% and 0.20% of average daily net assets for the six months ended April 30, 2015 and the years ended October 31, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(11)	Amount is less than 0.5%.

11	See Notes to Financial Statements.

Parametric Tax-Managed International Equity Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or qualified retirement plans. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed International Equity Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (43.7% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Parametric Tax-Managed International Equity Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $45,473,492, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016 ($6,170,954), October 31, 2017 ($36,830,557) and October 31, 2019 ($2,471,981) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and Parametric Portfolio Associates LLC (Parametric), the sub-adviser of the Portfolio and a majority-owned subsidiary of Eaton Vance Corp., have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Investor Class, Class C and Institutional Class, respectively. This agreement may be changed or terminated after February 29, 2016. Pursuant to this agreement, EVM and Parametric were allocated $26,162 in total of the Fund’s operating expenses for the six months ended April 30, 2015. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $6,012 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $30,676 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $37,066 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $12,355 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of

13

Parametric Tax-Managed International Equity Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

dividends or capital gain distributions. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $100 of CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $949,325 and $3,975,703, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	59,237	90,652
Issued to shareholders electing to receive payments of distributions in Fund shares	57,738	53,343
Redemptions	(216,078)	(521,334)

Net decrease	(99,103)	(377,339)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	13,024	30,407
Issued to shareholders electing to receive payments of distributions in Fund shares	17,011	14,923
Redemptions	(103,001)	(185,164)

Net decrease	(72,966)	(139,834)

Institutional Class	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	105,092	272,749
Issued to shareholders electing to receive payments of distributions in Fund shares	8,188	3,330
Redemptions	(140,948)	(71,393)

Net increase (decrease)	(27,668)	204,686

14

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value

Australia — 7.9%
AGL Energy, Ltd.	26,890	$322,589
Amcor, Ltd.	14,610	155,539
ARB Corp., Ltd.	2,741	27,183
Ardent Leisure Group	12,742	19,950
Aristocrat Leisure, Ltd.	11,229	73,396
Asciano, Ltd.	20,332	105,643
Automotive Holdings Group, Ltd.(1)	8,319	27,986
BHP Billiton, Ltd.	18,367	469,027
Boral, Ltd.	5,759	28,688
Brambles, Ltd.	29,362	250,271
Breville Group, Ltd.	3,592	21,743
Cardno, Ltd.	4,551	12,363
carsales.com, Ltd.	6,799	50,791
Coca-Cola Amatil, Ltd.	13,087	105,949
Commonwealth Bank of Australia	6,814	476,959
Computershare, Ltd.	15,937	154,595
CSL, Ltd.	9,142	655,329
Domino’s Pizza Enterprises, Ltd.	1,997	57,475
Drillsearch Energy, Ltd.(1)	20,746	19,738
DUET Group	57,401	114,684
DuluxGroup, Ltd.	5,657	28,215
Echo Entertainment Group, Ltd.	21,995	78,534
GPT Group (The)	11,738	41,368
GUD Holdings, Ltd.	6,188	38,667
GWA Group, Ltd.	12,353	24,300
Harvey Norman Holdings, Ltd.	10,834	37,573
Incitec Pivot, Ltd.	11,120	34,923
Invocare, Ltd.	3,580	37,833
Iress, Ltd.	4,049	33,206
JB Hi-Fi, Ltd.	3,121	48,210
MACA, Ltd.	15,122	10,690
Macquarie Atlas Roads Group	10,339	26,506
McMillan Shakespeare, Ltd.	3,315	30,261
Mirvac Group	18,336	29,049
MMA Offshore, Ltd.	14,644	8,051
Myer Holdings, Ltd.	19,418	21,214
National Australia Bank, Ltd.	4,515	130,734
Navitas, Ltd.	9,965	36,267
Newcrest Mining, Ltd.(1)	3,087	34,604
Oil Search, Ltd.	22,478	142,703
Origin Energy, Ltd.	20,678	206,691
Orora, Ltd.	57,701	100,392
Premier Investments, Ltd.	3,446	34,725
Prime Media Group, Ltd.	32,362	21,879

Security	Shares	Value

Australia (continued)
Qube Holdings, Ltd.	14,777	$32,464
Ramsay Health Care, Ltd.	3,178	156,663
Recall Holdings, Ltd.	7,050	40,491
Retail Food Group, Ltd.	8,090	44,301
SAI Global, Ltd.	7,632	23,743
Scentre Group	4,083	12,027
Skilled Group, Ltd.	12,305	12,525
SMS Management & Technology, Ltd.	8,747	22,584
Southern Cross Media Group, Ltd.	25,786	21,741
Spark Infrastructure Group	56,969	87,607
STW Communications Group, Ltd.	23,198	11,782
Suncorp Group, Ltd.	2,484	25,688
Super Retail Group, Ltd.	4,935	38,416
Tabcorp Holdings, Ltd.	17,246	66,254
Tatts Group, Ltd.	19,917	63,444
Telstra Corp., Ltd.	152,362	748,966
Tox Free Solutions, Ltd.	9,194	21,955
Transpacific Industries Group, Ltd.	36,318	21,921
Transurban Group	27,194	212,605
Treasury Wine Estates, Ltd.	11,839	51,923
Village Roadshow, Ltd.	4,552	20,198
Westfield Corp.	3,277	24,364
Westpac Banking Corp.	8,556	245,820
Whitehaven Coal, Ltd.(1)	23,116	30,128
Woodside Petroleum, Ltd.	12,096	333,574
Woolworths, Ltd.	23,156	537,627
WorleyParsons, Ltd.	4,274	38,401

		$7,333,705

Austria — 1.0%
ams AG	3,746	$203,660
Andritz AG	1,693	99,120
CA Immobilien Anlagen AG	1,563	28,365
Conwert Immobilien Invest SE	2,110	26,675
EVN AG	2,151	24,477
Immofinanz AG(1)	21,576	64,906
Lenzing AG	490	33,386
OMV AG	5,438	180,997
RHI AG	859	24,620
Schoeller-Bleckmann Oilfield Equipment AG	231	16,285
Verbund AG	6,332	107,138
Voestalpine AG	2,931	122,715

		$932,344

15	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Belgium — 2.0%
Ageas	1,164	$43,734
Anheuser-Busch InBev NV	3,037	369,749
Belgacom SA	6,750	251,403
Colruyt SA	978	46,223
Econocom Group SA/NV	2,876	25,152
Euronav SA(1)	2,460	33,852
EVS Broadcast Equipment SA	652	25,498
Fagron	518	22,895
Groupe Bruxelles Lambert SA	2,220	194,876
Solvay SA	1,570	231,175
Telenet Group Holding NV(1)	3,141	188,759
UCB SA	4,012	288,996
Umicore SA	2,518	125,161

		$1,847,473

Denmark — 1.9%
A.P. Moller-Maersk A/S, Class A	39	$75,188
A.P. Moller-Maersk A/S, Class B	54	107,168
Carlsberg A/S, Class B	2,023	184,434
Coloplast A/S, Class B	673	54,933
Danske Bank A/S	5,821	165,087
DSV A/S	3,141	108,960
Novo Nordisk A/S, Class B	4,490	252,072
Novozymes A/S, Class B	6,632	305,977
Pandora A/S	2,285	236,181
SimCorp A/S	775	26,769
TDC A/S	20,226	153,989
Tryg A/S	1,272	138,132

		$1,808,890

Finland — 1.9%
Amer Sports Oyj	1,589	$39,766
Elisa Oyj	7,951	243,581
Fortum Oyj	9,596	189,496
Kesko Oyj, Class B	3,462	141,453
Kone Oyj, Class B	2,563	110,264
Neste Oil Oyj	6,179	168,057
Nokia Oyj	25,041	168,962
Nokian Renkaat Oyj	3,048	99,048
Orion Oyj, Class B	6,528	213,459
Sampo Oyj, Class A	3,836	185,871
Sanoma Oyj	4,285	22,571
UPM-Kymmene Oyj	6,498	117,578
Valmet Oyj	3,262	37,805
Wartsila Oyj	1,510	69,279

		$1,807,190

Security	Shares	Value

France — 7.8%
Accor SA	611	$33,504
ADP	713	87,893
Air Liquide SA	5,629	736,163
Airbus Group NV	3,366	233,271
Alstom SA(1)	736	23,121
Alten SA	634	30,947
Atos SE	1,608	125,683
AXA SA	7,444	188,228
BNP Paribas SA	4,623	291,948
Bouygues SA	672	27,743
Cap Gemini SA	1,698	151,284
Christian Dior SE	516	100,878
CNP Assurances	2,759	49,589
Danone SA	5,713	413,405
Dassault Systemes SA	3,938	303,448
Edenred	900	24,128
Essilor International SA	894	108,916
Eutelsat Communications SA	985	34,341
Fonciere des Regions	297	28,117
GameLoft SE(1)	3,003	15,879
GDF Suez	28,577	581,439
Groupe Eurotunnel SE	2,197	35,223
Hermes International	129	48,650
Iliad SA	447	105,376
Imerys SA	879	66,903
Ingenico	1,185	148,685
Kering SA	430	79,523
Klepierre	713	34,585
L’Oreal SA	2,016	384,735
Lagardere SCA	1,361	43,689
Legrand SA	583	33,711
LVMH Moet Hennessy Louis Vuitton SE	1,100	192,353
Natixis SA	15,283	126,504
Neopost SA	811	39,051
Publicis Groupe SA	1,071	89,825
Remy Cointreau SA	348	26,182
Rubis SCA	423	28,740
Safran SA	2,447	178,796
Sanofi	6,571	668,865
Societe BIC SA	612	104,549
Sodexo SA	1,273	128,815
Sopra Steria Group	268	23,670
Suez Environnement Co. SA	5,207	106,198
Total SA	11,837	640,973
Unibail-Rodamco SE	378	104,370
Vinci SA	2,225	136,470

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
Vivendi SA	5,190	$130,106
Wendel SA	200	24,565

		$7,321,037

Germany — 7.6%
Adidas AG	1,444	$118,315
Allianz SE	1,913	325,621
alstria office REIT AG	2,172	30,776
Aurubis AG	569	35,955
BASF SE	4,837	480,546
Bayer AG	3,528	507,794
Bayerische Motoren Werke AG	1,473	173,762
Beiersdorf AG	2,677	232,861
Bilfinger SE	256	12,785
Brenntag AG	492	29,520
Celesio AG	1,831	54,334
Continental AG	655	153,502
Deutsche Boerse AG	1,043	86,427
Deutsche EuroShop AG	620	30,863
Deutsche Post AG	6,687	220,191
Deutsche Telekom AG	42,139	774,542
Deutsche Wohnen AG	1,750	45,902
E.ON SE	35,060	545,814
Fraport AG	937	59,264
Fresenius Medical Care AG & Co. KGaA	705	59,249
Fresenius SE & Co. KGaA	1,677	99,770
Hannover Rueck SE	479	48,691
Henkel AG & Co. KGaA	4,453	451,069
K&S AG	864	28,166
KWS Saat SE	85	25,654
LANXESS AG	524	27,968
LEG Immobilien AG	453	35,147
Linde AG	1,079	210,847
Merck KGaA	412	44,416
MTU Aero Engines AG	316	31,065
Muenchener Rueckversicherungs-Gesellschaft AG	660	128,830
Porsche Automobil Holding SE, PFC Shares	819	77,709
RWE AG	8,003	198,870
SAP SE	9,867	745,600
Siemens AG	4,402	478,858
Software AG	800	23,095
Stada Arzneimittel AG	690	25,239
Suedzucker AG	3,391	51,110
TAG Immobilien AG	2,396	30,677
Telefonica Deutschland Holdings AG	3,587	22,231
Volkswagen AG	330	83,594

Security	Shares	Value

Germany (continued)
Volkswagen AG, PFC Shares	676	$174,033
Wirecard AG	1,392	61,135

		$7,081,797

Hong Kong — 3.9%
APT Satellite Holdings, Ltd.	23,000	$35,997
ASM Pacific Technology, Ltd.	11,500	128,502
Bank of East Asia, Ltd. (The)	23,200	100,654
Bloomage Biotechnology Corp, Ltd.	10,000	23,366
Cathay Pacific Airways, Ltd.	31,000	79,747
Cheung Kong Infrastructure Holdings, Ltd.	21,000	178,169
Chow Sang Sang Holdings International, Ltd.	13,000	29,836
CLP Holdings, Ltd.	34,500	302,003
Dairy Farm International Holdings, Ltd.	6,300	59,439
Esprit Holdings, Ltd.	27,800	26,266
Fosun International, Ltd.	94,500	235,539
Galaxy Entertainment Group, Ltd.	43,000	206,653
Hang Lung Group, Ltd.	6,000	31,805
Hang Lung Properties, Ltd.	16,000	53,986
Hang Seng Bank, Ltd.	2,500	48,737
HC International, Inc.(1)	12,000	18,940
HKT Trust and HKT, Ltd.	111,000	148,967
Hongkong Land Holdings, Ltd.	13,000	105,236
Hopewell Holdings, Ltd.	33,500	128,621
Hysan Development Co., Ltd.	7,000	32,164
Jardine Matheson Holdings, Ltd.	2,400	148,279
Jardine Strategic Holdings, Ltd.	3,000	102,953
Johnson Electric Holdings, Ltd.	7,875	29,155
Kerry Properties, Ltd.	10,000	40,555
Link REIT (The)	22,500	139,567
MTR Corp., Ltd.	17,500	85,670
NWS Holdings, Ltd.	17,000	28,675
PAX Global Technology, Ltd.(1)	54,000	78,451
PCCW, Ltd.	191,000	127,652
Power Assets Holdings, Ltd.	25,000	251,530
Sands China, Ltd.	33,200	134,910
Shangri-La Asia, Ltd.	22,000	33,423
Sino Land Co., Ltd.	22,000	38,763
Sun Hung Kai Properties, Ltd.	10,000	166,214
Swire Pacific, Ltd., Class A	4,000	54,000
Television Broadcasts, Ltd.	4,700	30,710
VTech Holdings, Ltd.	7,100	98,642
Yue Yuen Industrial Holdings, Ltd.	10,500	39,626

		$3,603,402

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Ireland — 2.0%
Aer Lingus Group PLC	13,945	$36,238
CRH PLC	11,893	334,165
DCC PLC	3,647	231,999
FBD Holdings PLC	1,257	13,580
FleetMatics Group PLC(1)	4,706	214,499
Fly Leasing, Ltd. ADR	2,162	31,933
Glanbia PLC	4,590	85,067
ICON PLC(1)	4,374	281,423
Irish Continental Group PLC	7,510	33,613
Kerry Group PLC, Class A	3,089	227,203
Origin Enterprises PLC	2,844	25,679
Paddy Power PLC	3,462	309,507

		$1,824,906

Israel — 1.9%
Bank Hapoalim B.M.	28,928	$144,697
Bezeq Israeli Telecommunication Corp., Ltd.	124,134	235,115
Caesarstone Sdot-Yam, Ltd.	837	49,584
Check Point Software Technologies, Ltd.(1)	2,777	231,824
Delek Automotive Systems, Ltd.	2,964	35,946
Delek Group, Ltd.	170	47,427
Elbit Systems, Ltd.	2,327	184,142
Gazit-Globe, Ltd.	2,382	31,523
Israel Chemicals, Ltd.	19,219	134,470
Israel Corp., Ltd.	96	35,361
Israel Discount Bank, Ltd., Series A(1)	19,603	34,437
Mizrahi Tefahot Bank, Ltd.(1)	7,894	88,294
Orbotech, Ltd.(1)	2,016	36,187
Osem Investment, Ltd.	2,955	63,095
Paz Oil Co., Ltd.	464	70,978
Strauss Group, Ltd.(1)	3,732	66,462
Teva Pharmaceutical Industries, Ltd. ADR	4,986	301,254

		$1,790,796

Italy — 3.9%
Assicurazioni Generali SpA	4,184	$81,752
Astaldi SpA	2,796	24,307
Atlantia SpA	12,256	344,699
Autogrill SpA(1)	7,979	76,313
Banca Popolare di Milano Scarl(1)	33,412	34,429
Brembo SpA	781	31,242
Buzzi Unicem SpA	3,892	62,642
CIR SpA(1)	19,905	23,803
CNH Industrial NV	8,164	71,730
Davide Campari-Milano SpA	17,139	132,549

Security	Shares	Value

Italy (continued)
DiaSorin SpA	1,529	$69,803
Enel Green Power SpA	29,389	57,069
Enel SpA	55,440	262,782
ENI SpA	26,390	506,315
Interpump Group SpA	2,136	35,921
Intesa Sanpaolo SpA	61,402	206,280
Italcementi SpA	2,564	18,269
Luxottica Group SpA	3,678	242,222
Mediobanca SpA	2,802	27,201
Pirelli & C. SpA	5,635	97,496
Prada SpA	6,900	37,328
Recordati SpA	4,182	83,330
Salvatore Ferragamo SpA	941	29,262
Snam SpA	27,194	141,657
Sorin SpA(1)	9,439	29,710
STMicroelectronics NV	20,785	165,516
Telecom Italia SpA(1)	214,684	253,384
Telecom Italia SpA, PFC Shares(1)	312,226	300,484
Terna Rete Elettrica Nazionale SpA	19,078	89,940
Tod’s SpA	213	19,543
Unione di Banche Italiane ScpA	4,763	37,806
Yoox SpA(1)	851	26,807

		$3,621,591

Japan — 15.6%
ADEKA Corp.	2,700	$38,083
Advantest Corp.	2,700	31,831
Aeon Co., Ltd.	9,400	116,944
Aeon Mall Co., Ltd.	1,300	24,250
Aichi Steel Corp.	5,000	24,037
Air Water, Inc.	2,000	35,521
Ajinomoto Co., Inc.	4,000	88,691
Alfresa Holdings Corp.	1,600	23,979
ANA Holdings, Inc.	11,000	30,412
Anritsu Corp.	3,000	21,510
Asahi Glass Co., Ltd.	6,000	40,380
Asahi Group Holdings, Ltd.	3,700	118,981
Asahi Kasei Corp.	9,000	84,750
Bandai Namco Holdings, Inc.	1,300	26,706
Bank of Yokohama, Ltd. (The)	5,000	31,733
Bridgestone Corp.	1,900	79,579
Canon, Inc.	5,600	199,666
Central Japan Railway Co.	500	89,303
Century Tokyo Leasing Corp.	900	28,417
Chiba Bank, Ltd. (The)	4,000	32,874
Chubu Electric Power Co., Inc.	17,700	234,606

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Chugai Pharmaceutical Co., Ltd.	1,800	$54,741
Chugoku Bank, Ltd. (The)	3,000	48,198
Citizen Holdings Co., Ltd.	7,100	56,187
Cosmo Oil Co., Ltd.(1)	38,000	56,338
Credit Saison Co., Ltd.	1,400	26,474
Daido Steel Co., Ltd.	7,000	33,471
Daikin Industries, Ltd.	1,100	74,106
Daishi Bank, Ltd. (The)	9,000	33,942
Daito Trust Construction Co., Ltd.	300	34,935
Daiwa House Industry Co., Ltd.	3,000	66,975
Denki Kagaku Kogyo K.K.	9,000	36,749
Dentsu, Inc.	900	41,953
Dowa Holdings Co., Ltd.	4,000	35,896
Dydo Drinco, Inc.	800	33,096
East Japan Railway Co.	1,100	97,226
Eisai Co., Ltd.	2,300	153,312
Electric Power Development Co., Ltd.	4,500	151,062
FamilyMart Co., Ltd.	800	34,450
Fancl Corp.	2,700	35,106
FANUC Corp.	500	109,981
Fuji Electric Co., Ltd.	8,000	37,727
Fuji Oil Co., Ltd.	2,300	33,442
FUJIFILM Holdings Corp.	2,000	75,334
Fujitsu, Ltd.	8,000	53,027
Fukuoka Financial Group, Inc.	7,000	40,217
Furukawa Electric Co., Ltd.	13,000	23,828
Gunma Bank, Ltd. (The)	5,000	35,406
Hachijuni Bank, Ltd. (The)	5,000	38,979
Hamamatsu Photonics K.K.	1,000	29,168
Hirose Electric Co., Ltd.	300	42,241
Hiroshima Bank, Ltd. (The)	6,000	35,045
Hisamitsu Pharmaceutical Co., Inc.	1,200	51,713
Hitachi Metals, Ltd.	3,000	46,918
Hokuhoku Financial Group, Inc.	15,000	35,871
Honda Motor Co., Ltd.	5,400	181,037
Hoya Corp.	2,000	77,082
Hulic Co., Ltd.	2,200	23,548
Ibiden Co., Ltd.	2,000	34,979
Idemitsu Kosan Co., Ltd.	4,100	79,424
Isetan Mitsukoshi Holdings, Ltd.	2,700	43,685
Ito En, Ltd.	1,400	29,090
ITOCHU Corp.	6,400	78,804
ITOCHU Techno-Solutions Corp.	1,600	36,438
Iyo Bank, Ltd. (The)	3,600	44,845
Japan Airlines Co., Ltd.	1,400	46,679
Japan Exchange Group, Inc.	1,000	28,892

Security	Shares	Value

Japan (continued)
Japan Real Estate Investment Corp.	6	$28,332
Japan Retail Fund Investment Corp.	15	31,933
Japan Tobacco, Inc.	6,000	209,525
JX Holdings, Inc.	48,000	209,025
Kagome Co., Ltd.	1,800	28,229
Kajima Corp.	8,000	38,215
Kakaku.com, Inc.	2,000	31,016
Kaken Pharmaceutical Co., Ltd.	2,000	71,472
Kamigumi Co., Ltd.	3,000	30,036
Kansai Paint Co., Ltd.	3,000	53,476
KDDI Corp.	28,500	674,377
Keihan Electric Railway Co., Ltd.	8,000	46,399
Kewpie Corp.	2,100	51,237
Keyence Corp.	200	106,770
Kikkoman Corp.	2,000	57,038
Kintetsu Group Holdings Co., Ltd.	8,000	28,333
Kobayashi Pharmaceutical Co., Ltd.	500	35,034
Koito Manufacturing Co., Ltd.	2,000	69,985
Konica Minolta, Inc.	4,500	49,689
Kose Corp.	400	26,085
Kuraray Co., Ltd.	4,500	60,852
Kyocera Corp.	1,700	88,743
KYORIN Holdings, Inc.	1,500	34,503
Kyowa Hakko Kirin Co., Ltd.	6,000	87,833
Kyushu Electric Power Co., Inc.(1)	16,800	179,174
Lawson, Inc.	900	64,719
Lion Corp.	5,000	30,645
M3, Inc.	3,600	68,024
Mandom Corp.	900	34,690
Marubeni Corp.	7,000	43,344
Maruichi Steel Tube, Ltd.	1,200	30,309
Matsumotokiyoshi Holdings Co., Ltd.	900	32,770
Megmilk Snow Brand Co., Ltd.	2,200	26,381
MEIJI Holdings Co., Ltd.	500	57,440
Miraca Holdings, Inc.	1,300	65,402
Mitsubishi Chemical Holdings Corp.	9,000	56,036
Mitsubishi Corp.	5,400	116,514
Mitsubishi Estate Co., Ltd.	5,000	117,686
Mitsubishi Gas Chemical Co., Inc.	6,000	33,527
Mitsubishi Logistics Corp.	4,000	61,875
Mitsubishi Motors Corp.	2,000	18,402
Mitsubishi Tanabe Pharma Corp.	3,200	54,448
Mitsubishi UFJ Financial Group, Inc.	34,700	246,521
Mitsui & Co., Ltd.	7,200	100,700
Mitsui Fudosan Co., Ltd.	3,000	88,933
Mizuho Financial Group, Inc.	56,100	106,942

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Morinaga Milk Industry Co., Ltd.	7,000	$25,939
Murata Manufacturing Co., Ltd.	1,000	140,914
NGK Spark Plug Co., Ltd.	4,000	112,013
NH Foods, Ltd.	2,000	43,697
Nidec Corp.	1,000	74,805
Nihon Kohden Corp.	1,400	36,787
Nihon Parkerizing Co., Ltd.	2,000	22,738
Nikon Corp.	1,800	25,593
Nintendo Co., Ltd.	500	83,950
Nippon Building Fund, Inc.	5	24,879
Nippon Electric Glass Co., Ltd.	10,000	56,867
Nippon Kayaku Co., Ltd.	2,000	24,177
Nippon Light Metal Holdings Co., Ltd.	21,500	33,307
Nippon Paint Holdings Co., Ltd.	2,000	66,995
Nippon Shinyaku Co., Ltd.	1,000	33,434
Nippon Shokubai Co., Ltd.	3,000	41,420
Nippon Soda Co., Ltd.	5,000	31,238
Nippon Telegraph & Telephone Corp.	7,600	513,190
Nissan Chemical Industries, Ltd.	2,000	39,636
Nissan Motor Co., Ltd.	10,300	106,921
Nisshin Seifun Group, Inc.	2,400	27,989
Nissin Foods Holdings Co., Ltd.	1,200	57,535
Nitori Holdings Co., Ltd.	1,000	76,909
Nitto Denko Corp.	1,000	64,086
NOF Corp.	4,000	30,774
Nomura Real Estate Holdings, Inc.	1,500	30,491
Nomura Research Institute, Ltd.	1,000	39,463
NTT Data Corp.	1,100	49,218
NTT DoCoMo, Inc.	28,000	495,949
Obayashi Corp.	4,000	26,718
Okinawa Electric Power Co., Inc. (The)	900	34,193
Ono Pharmaceutical Co., Ltd.	1,100	119,217
Oracle Corp. Japan	1,000	45,651
Osaka Gas Co., Ltd.	51,000	216,452
Otsuka Corp.	900	41,453
Otsuka Holdings Co., Ltd.	3,800	119,945
Pigeon Corp.	1,800	47,668
Rakuten, Inc.	4,300	75,123
Resona Holdings, Inc.	7,700	41,057
Rinnai Corp.	600	45,524
San-Ai Oil Co., Ltd.	4,000	26,568
Santen Pharmaceutical Co., Ltd.	7,500	99,278
Sawai Pharmaceutical Co., Ltd.	400	22,770
SECOM Co., Ltd.	500	35,436
Sega Sammy Holdings, Inc.	1,400	19,545
Sekisui Chemical Co., Ltd.	3,000	40,002

Security	Shares	Value

Japan (continued)
Sekisui House, Ltd.	2,000	$31,001
Seven Bank, Ltd.	7,400	39,870
Sharp Corp.(1)	11,000	23,704
Shimadzu Corp.	4,000	46,787
Shimano, Inc.	200	28,650
Shimizu Corp.	5,000	35,959
Shin-Etsu Chemical Co., Ltd.	2,400	146,709
Shionogi & Co., Ltd.	3,500	115,376
Shiseido Co., Ltd.	3,300	59,443
Showa Denko K.K.	22,000	30,074
Showa Shell Sekiyu K.K.	7,000	67,524
Sojitz Corp.	18,700	36,566
Sumitomo Corp.	4,900	57,858
Sumitomo Metal Mining Co., Ltd.	5,000	73,286
Sumitomo Mitsui Financial Group, Inc.	4,000	174,658
Taiheiyo Cement Corp.	15,000	47,269
Taisei Corp.	6,000	34,757
Taisho Pharmaceutical Holdings Co., Ltd.	700	49,192
Takeda Pharmaceutical Co., Ltd.	5,000	256,705
TDK Corp.	1,000	72,032
TEIJIN, Ltd.	12,000	40,764
Toagosei Co., Ltd.	7,000	31,065
Toho Gas Co., Ltd.	4,000	24,220
Tokai Carbon Co., Ltd.	9,000	26,379
Tokio Marine Holdings, Inc.	2,000	81,531
Tokyo Gas Co., Ltd.	46,000	265,457
Tokyo Tatemono Co., Ltd.	3,000	21,752
Tokyu Corp.	4,000	26,594
Tokyu Fudosan Holdings Corp.	4,000	29,724
TonenGeneral Sekiyu K.K.	11,000	105,570
Toppan Printing Co., Ltd.	4,000	33,537
Toray Industries, Inc.	9,000	78,234
Toshiba Corp.	18,000	72,118
Tosoh Corp.	7,000	37,529
Toyo Ink SC Holdings Co., Ltd.	7,000	33,331
Toyo Suisan Kaisha, Ltd.	1,000	34,990
Toyobo Co., Ltd.	18,000	27,441
Toyota Motor Corp.	7,000	487,264
Trend Micro, Inc.	1,000	33,832
Tsuruha Holdings, Inc.	400	29,012
Ube Industries, Ltd.	17,000	28,204
Unicharm Corp.	2,800	70,476
UNY Group Holdings Co., Ltd.	4,700	26,576
USS Co., Ltd.	4,300	75,714
Yahoo! Japan Corp.	11,200	45,755
Yamato Holdings Co., Ltd.	3,200	71,619

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Yamato Kogyo Co., Ltd.	1,000	$23,528
Yamazaki Baking Co., Ltd.	2,000	35,401
Zeon Corp.	3,000	26,928
ZERIA Pharmaceutical Co., Ltd.	2,000	31,727

		$14,533,695

Netherlands — 3.9%
Aegon NV	9,795	$77,282
Aercap Holdings NV(1)	700	32,676
Akzo Nobel NV	4,485	343,164
AMG Advanced Metallurgical Group NV(1)	3,024	31,494
ASML Holding NV	5,889	633,733
Delta Lloyd NV	1,595	30,163
Fugro NV	4,741	136,351
Gemalto NV	831	77,203
Heineken NV	1,062	83,662
ING Groep NV(1)	22,110	339,201
Koninklijke Ahold NV	5,000	96,871
Koninklijke DSM NV	3,672	209,416
Koninklijke KPN NV	90,458	335,396
Koninklijke Philips NV	10,722	307,124
Koninklijke Vopak NV	2,055	107,862
OCI NV(1)	716	21,346
QIAGEN NV(1)	9,642	231,846
Reed Elsevier NV	22,481	542,184

		$3,636,974

New Zealand — 1.0%
Argosy Property, Ltd.	71,574	$61,959
Auckland International Airport, Ltd.	36,841	129,283
Contact Energy, Ltd.	23,324	101,005
Fisher & Paykel Healthcare Corp., Ltd.	10,114	50,089
Fletcher Building, Ltd.	17,648	111,714
Kiwi Property Group, Ltd.	88,630	87,464
Ryman Healthcare, Ltd.	7,558	46,938
Sky Network Television, Ltd.	19,058	91,294
Spark New Zealand, Ltd.	52,744	119,346
Trade Me, Ltd.	8,490	24,728
Xero, Ltd.(1)	5,362	80,989

		$904,809

Norway — 1.9%
Atea ASA	6,274	$69,991
Austevoll Seafood ASA	4,763	27,702
Borregaard ASA	4,154	32,117

Security	Shares	Value

Norway (continued)
DNB ASA	9,428	$167,490
DNO ASA(1)	8,093	15,258
Gjensidige Forsikring ASA	1,701	29,592
Kongsberg Gruppen ASA	3,498	75,165
Leroey Seafood Group ASA	876	29,063
Nordic Semiconductor ASA(1)	6,600	50,285
Opera Software ASA	8,541	83,120
Orkla ASA	16,927	132,922
Prosafe SE	3,357	11,939
Salmar ASA	2,132	34,614
Schibsted ASA	3,350	208,433
SpareBank 1 SMN	3,485	31,131
SpareBank 1 SR-Bank ASA	3,147	23,339
Statoil ASA	7,438	157,688
Stolt-Nielsen, Ltd.	2,728	50,856
Telenor ASA	10,369	234,186
Veidekke ASA	9,393	115,393
Yara International ASA	4,070	208,536

		$1,788,820

Portugal — 0.8%
Banco BPI SA(1)	11,996	$19,609
EDP-Energias de Portugal SA	53,769	214,990
Galp Energia SGPS SA, Class B	9,466	129,302
Jeronimo Martins SGPS SA	7,890	115,095
Mota-Engil SGPS SA	8,047	27,758
NOS SGPS SA	22,214	161,801
Portucel SA	19,411	94,966
Portugal Telecom SGPS SA	43,046	27,324

		$790,845

Singapore — 2.0%
Ascendas Real Estate Investment Trust	23,500	$43,794
Biosensors International Group, Ltd.(1)	58,000	36,134
Boustead Projects Pte, Ltd.(1)	6,000	4,739
Boustead Singapore, Ltd.	20,000	21,346
CapitaMall Trust	33,000	54,488
City Developments, Ltd.	4,000	32,184
ComfortDelGro Corp., Ltd.	45,000	104,249
Ezion Holdings, Ltd.	61,200	55,490
Ezra Holdings, Ltd.(1)	36,400	12,066
First Resources, Ltd.	14,000	18,776
Flextronics International, Ltd.(1)	20,012	230,638
Genting Singapore PLC	74,000	57,173
Hutchison Port Holdings Trust	44,000	29,646

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Singapore (continued)
Kenon Holdings, Ltd.(1)	672	$14,548
Mapletree Commercial Trust	29,000	33,726
Oversea-Chinese Banking Corp., Ltd.	13,000	104,687
Petra Foods, Ltd.	10,000	29,250
Raffles Medical Group, Ltd.	10,000	30,423
Sembcorp Industries, Ltd.	7,000	23,855
Singapore Press Holdings, Ltd.	41,000	129,747
Singapore Technologies Engineering, Ltd.	29,000	79,169
Singapore Telecommunications, Ltd.	95,800	320,125
United Engineers, Ltd.	16,000	32,019
United Overseas Bank, Ltd.	7,000	129,255
Venture Corp., Ltd.	7,000	44,643
Wilmar International, Ltd.	75,000	184,209

		$1,856,379

Spain — 3.9%
Abertis Infraestructuras SA	9,052	$166,801
Acerinox SA	8,757	127,784
Amadeus IT Holding SA, Class A	9,686	441,507
Banco de Sabadell SA	8,667	23,180
Banco Santander SA	33,878	256,137
Bankia SA(1)	14,959	20,890
CaixaBank SA	24,878	124,777
Distribuidora Internacional de Alimentacion SA	18,053	144,584
Ebro Foods SA	1,302	25,256
Enagas SA	3,727	114,783
Ferrovial SA	7,736	175,436
Grifols SA, Class A	5,089	215,934
Grifols SA, Class B, PFC Shares	4,169	135,323
Iberdrola SA	26,621	178,182
Industria de Diseno Textil SA	12,883	413,403
Red Electrica Corp. SA	1,672	140,322
Repsol SA	14,951	308,199
Telefonica SA	29,797	453,524
Viscofan SA	1,024	65,085
Zardoya Otis SA	6,587	84,921

		$3,616,028

Sweden — 3.8%
AAK AB	447	$28,280
Alfa Laval AB	1,149	21,447
Assa Abloy AB	961	55,751
Atlas Copco AB, Class A	1,766	55,122
Atlas Copco AB, Class B	1,117	31,102
BillerudKorsnas AB	8,829	152,831

Security	Shares	Value

Sweden (continued)
Castellum AB	1,757	$27,396
Elekta AB, Class B	23,297	217,995
Fabege AB	2,133	32,515
Hennes & Mauritz AB, Class B	10,751	427,425
Hexpol AB	1,665	178,424
Holmen AB, Class B	4,278	141,550
ICA Gruppen AB	890	33,015
Investment AB Kinnevik, Class B	1,448	49,902
Lundin Petroleum AB(1)	8,355	135,241
Meda AB, Class A	13,931	233,837
Skanska AB, Class B	7,392	164,496
SKF AB, Class B	2,244	54,810
Svenska Cellulosa AB SCA, Class B	10,740	271,668
Svenska Handelsbanken AB, Class A	1,779	82,117
Swedbank AB, Class A	9,126	212,204
Swedish Match AB	3,504	107,867
Telefonaktiebolaget LM Ericsson, Class B	36,080	394,599
TeliaSonera AB	70,715	439,644
Wihlborgs Fastigheter AB	1,547	29,941

		$3,579,179

Switzerland — 7.6%
ABB, Ltd.	22,540	$493,906
Allreal Holding AG	214	30,703
Alpiq Holding, Ltd.(1)	241	21,027
Ascom Holding AG	1,636	29,128
Autoneum Holding AG	142	31,357
Baloise Holding AG	886	115,301
Bucher Industries AG	89	22,370
Burckhardt Compression Holdings AG	55	23,949
Compagnie Financiere Richemont SA, Class A	7,922	706,111
DKSH Holding AG	352	27,701
Dufry AG(1)	429	63,079
EFG International AG	2,438	35,785
Ems-Chemie Holding AG	96	40,290
Forbo Holding AG	29	35,122
Gategroup Holding AG	975	34,094
Geberit AG	325	115,106
Givaudan SA	177	331,198
Inficon Holding AG	86	32,691
Julius Baer Group, Ltd.	2,361	123,577
Kaba Holding AG	61	40,063
Komax Holding AG	194	35,679
Kuehne & Nagel International AG	231	34,646
Kuoni Reisen Holding AG	68	22,846
Logitech International SA	3,205	48,115

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)
Mobimo Holding AG	139	$31,016
Nestle SA	14,128	1,096,110
Novartis AG	10,737	1,095,948
Pargesa Holding SA	333	24,255
Partners Group Holding AG	109	34,165
PSP Swiss Property AG	420	39,174
Schindler Holding AG	897	149,428
Schmolz & Bickenbach AG(1)	21,068	20,300
SGS SA	46	89,129
Sika AG	16	54,918
Swatch Group, Ltd. (The)	458	40,581
Swatch Group, Ltd. (The), Bearer Shares	442	197,598
Swiss Life Holding AG	399	94,683
Swiss Prime Site AG	678	59,445
Swiss Re AG	2,119	187,971
Swisscom AG	516	306,765
Syngenta AG	1,854	620,403
U-Blox AG	336	63,795
Valiant Holding AG	270	24,342
Valora Holding AG	105	23,564
Zehnder Group AG	691	32,722
Zurich Insurance Group AG	850	262,355

		$7,042,511

United Kingdom — 15.8%
3i Group PLC	4,682	$36,270
Aggreko PLC	1,997	50,375
Anglo American PLC	11,476	194,432
Anite PLC	21,623	28,106
AstraZeneca PLC	8,384	575,365
Aveva Group PLC	2,620	67,795
Aviva PLC	24,549	197,508
Babcock International Group PLC	3,446	53,158
BAE Systems PLC	15,161	117,455
Berendsen PLC	1,721	27,360
Berkeley Group Holdings PLC	1,125	43,316
BHP Billiton PLC	17,071	410,326
BP PLC	80,176	578,261
British American Tobacco PLC	7,891	433,560
British Land Co. PLC (The)	2,591	33,000
Bunzl PLC	2,862	80,472
Burberry Group PLC	1,881	50,146
Capita PLC	9,433	165,108
Carillion PLC	4,756	23,729
Carnival PLC	1,660	75,525
Cineworld Group PLC	5,166	38,585

Security	Shares	Value

United Kingdom (continued)
Close Brothers Group PLC	1,265	$29,570
Cobham PLC	24,638	111,768
Compass Group PLC	10,231	180,861
Crest Nicholson Holdings PLC	4,968	34,109
Croda International PLC	1,406	61,016
CSR PLC	8,859	119,423
Daily Mail & General Trust PLC, Class A	2,268	31,177
Diageo PLC	13,596	377,457
Domino Printing Sciences PLC	4,721	66,234
Drax Group PLC	9,268	56,626
Elementis PLC	6,330	29,457
Essentra PLC	2,162	31,737
Experian PLC	8,507	151,937
FirstGroup PLC(1)	13,353	20,282
Fresnillo PLC	2,137	23,702
G4s PLC	13,501	60,559
Galliford Try PLC	1,478	34,009
GlaxoSmithKline PLC	37,061	855,986
Glencore PLC	90,548	430,154
Grainger PLC	8,181	26,533
Greene King PLC	2,038	25,911
Halma PLC	10,346	112,677
Hammerson PLC	3,110	31,864
Hargreaves Lansdown PLC	1,490	27,989
Howden Joinery Group PLC	5,263	37,466
HSBC Holdings PLC	43,852	438,059
ICAP PLC	4,277	36,362
Imperial Tobacco Group PLC	4,546	221,983
Indivior PLC(1)	3,354	10,258
Inmarsat PLC	7,837	120,679
Innovation Group PLC	55,577	24,248
InterContinental Hotels Group PLC	1,773	75,823
International Game Technology PLC(1)	1,016	20,686
Intertek Group PLC	1,447	57,830
Intu Properties PLC	6,028	31,623
ITE Group PLC	7,912	22,820
J Sainsbury PLC	7,562	31,443
Johnson Matthey PLC	1,714	87,635
Kcom Group PLC	18,722	26,321
Keller Group PLC	1,779	27,212
Kier Group PLC	1,060	26,295
Kingfisher PLC	14,750	79,245
Laird PLC	12,084	66,454
Land Securities Group PLC	1,680	32,149
Legal & General Group PLC	20,937	83,226
Lloyds Banking Group PLC	146,597	173,611

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
LondonMetric Property PLC	12,704	$32,165
Lonmin PLC(1)	6,079	13,438
Marks & Spencer Group PLC	9,753	82,593
Marston’s PLC	12,099	29,423
Meggitt PLC	6,752	54,565
Micro Focus International PLC	5,675	109,227
Mitchells & Butlers PLC(1)	4,075	26,025
Mitie Group PLC	5,571	24,438
Mondi PLC	3,349	67,811
Moneysupermarket.com Group PLC	16,319	69,928
National Grid PLC	74,070	996,489
NCC Group PLC	9,827	31,298
Next PLC	859	96,578
Oxford Instruments PLC	2,226	31,690
Pace PLC	16,468	104,410
Paragon Group of Cos. PLC (The)	4,937	32,289
Pearson PLC	3,435	69,417
Phoenix Group Holdings	2,631	33,954
Playtech PLC	8,460	106,281
Premier Farnell PLC	16,026	46,762
Provident Financial PLC	887	40,914
PZ Cussons PLC	5,045	27,642
QinetiQ Group PLC	8,311	25,722
Randgold Resources, Ltd.	1,173	89,266
Reckitt Benckiser Group PLC	3,354	298,521
Reed Elsevier PLC	7,665	126,858
Renishaw PLC	1,543	59,176
Rentokil Initial PLC	15,781	32,457
Rexam PLC	7,065	62,707
Rightmove PLC	906	43,859
Rolls-Royce Holdings PLC	11,980	190,996
Rolls-Royce Holdings PLC, Class C(1)	2,369,646	3,637
Rotork PLC	757	27,317
Royal Dutch Shell PLC, Class A	27,462	865,883
RSA Insurance Group PLC	3,640	23,812
Sage Group PLC (The)	25,895	192,535
SDL PLC	5,875	41,970
Segro PLC REIT	5,128	33,688
Shaftesbury PLC	2,677	34,426
Sky PLC	8,032	132,431
Smiths Group PLC	1,428	24,999
Spirent Communications PLC	26,820	35,904
SSE PLC	17,329	410,588
Standard Chartered PLC	1,664	27,243
TalkTalk Telecom Group PLC	10,243	57,261
Tate & Lyle PLC	2,622	23,887

Security	Shares	Value

United Kingdom (continued)
Telecity Group PLC	4,807	$65,204
TT Electronics PLC	8,490	17,367
UBM PLC	2,729	23,558
Ultra Electronics Holdings PLC	1,034	27,497
Unilever NV	1,457	63,555
UNITE Group PLC (The)	4,128	37,931
Victrex PLC	953	28,844
Vodafone Group PLC	361,289	1,272,896
Whitbread PLC	1,494	119,967
William Hill PLC	6,621	36,582
WS Atkins PLC	1,397	28,664
Xaar PLC	3,933	26,469
Xchanging PLC	11,221	20,986

		$14,704,318

Total Common Stocks (identified cost $83,854,590)		$91,426,689

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$582	$581,956

Total Short-Term Investments (identified cost $581,956)		$581,956

Total Investments — 98.7% (identified cost $84,436,546)		$92,008,645

Other Assets, Less Liabilities — 1.3%		$1,195,776

Net Assets — 100.0%		$93,204,421

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	33.8%	$31,510,222
British Pound Sterling	15.9	14,852,076
Japanese Yen	15.6	14,533,695
Australian Dollar	7.9	7,333,705
Swiss Franc	7.8	7,246,171
Swedish Krona	3.8	3,579,179
Hong Kong Dollar	3.5	3,224,823
United States Dollar	2.6	2,458,213
Danish Krone	1.9	1,808,890
Norwegian Krone	1.9	1,788,820
Singapore Dollar	1.7	1,581,547
Israeli Shekel	1.3	1,186,495
New Zealand Dollar	1.0	904,809

Total Investments	98.7%	$92,008,645

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.1%	$11,292,466
Industrials	11.6	10,797,511
Consumer Discretionary	11.6	10,793,502
Materials	10.8	10,068,073
Consumer Staples	10.0	9,286,264
Health Care	9.9	9,264,384
Telecommunication Services	9.4	8,798,670
Information Technology	9.3	8,666,439
Utilities	7.5	6,943,926
Energy	5.9	5,515,454
Short-Term Investments	0.6	581,956

Total Investments	98.7%	$92,008,645

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $83,854,590)	$91,426,689
Affiliated investment, at value (identified cost, $581,956)	581,956
Foreign currency, at value (identified cost, $189,571)	193,605
Dividends receivable	291,352
Interest receivable from affiliated investment	18
Tax reclaims receivable	812,117
Total assets	$93,305,737

Liabilities
Payable for investments purchased	$3,637
Payable to affiliates:
Investment adviser fee	57,506
Trustees’ fees	452
Accrued expenses	39,721
Total liabilities	$101,316
Net Assets applicable to investors’ interest in Portfolio	$93,204,421

Sources of Net Assets
Investors’ capital	$85,618,084
Net unrealized appreciation	7,586,337
Total	$93,204,421

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends (net of foreign taxes, $143,001)	$1,369,889
Interest allocated from affiliated investment	99
Expenses allocated from affiliated investment	(10)
Total investment income	$1,369,978

Expenses
Investment adviser fee	$370,968
Trustees’ fees and expenses	2,620
Custodian fee	41,932
Legal and accounting services	19,562
Miscellaneous	12,348
Total expenses	$447,430

Net investment income	$922,548

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,476,183
Foreign currency transactions	(35,060)
Net realized gain	$3,441,123
Change in unrealized appreciation (depreciation) —
Investments	$991,648
Foreign currency	4,634
Net change in unrealized appreciation (depreciation)	$996,282

Net realized and unrealized gain	$4,437,405

Net increase in net assets from operations	$5,359,953

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$922,548	$2,985,472
Net realized gain from investment and foreign currency transactions	3,441,123	11,155,625
Net change in unrealized appreciation (depreciation) from investments and foreign currency	996,282	(12,577,234)
Net increase in net assets from operations	$5,359,953	$1,563,863
Capital transactions —
Contributions	$949,325	$3,064,899
Withdrawals	(24,136,821)	(8,632,568)
Net decrease in net assets from capital transactions	$(23,187,496)	$(5,567,669)

Net decrease in net assets	$(17,827,543)	$(4,003,806)

Net Assets
At beginning of period	$111,031,964	$115,035,770
At end of period	$93,204,421	$111,031,964

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014		2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.91	%(2)	0.92%		0.94%	1.03%	1.13%	1.13%
Net investment income	1.87	%(2)	2.55	%(3)	2.28%	2.60%	1.67%	1.30%
Portfolio Turnover	0	%(4)(5)	53%		30%	117%	41%	72%

Total Return	6.07	%(4)	1.30%		21.20%	10.24%	(9.16)%	5.48%

Net assets, end of period (000’s omitted)	$93,204		$111,032		$115,036	$103,291	$108,855	$174,638

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 0.41% of average daily net assets.

(4)	Not annualized.

(5)	Amount is less than 0.5%.

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 43.7% and 56.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

30

Tax-Managed International Equity Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $370,968 or 0.75% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $152,055 and $22,686,021, respectively, for the six months ended April 30, 2015.

31

Tax-Managed International Equity Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$84,789,803

Gross unrealized appreciation	$13,098,118
Gross unrealized depreciation	(5,879,276)

Net unrealized appreciation	$7,218,842

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Tax-Managed International Equity Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$300,716	$27,931,274		$—	$28,231,990
Developed Europe	581,217	60,822,686		—	61,403,903
Developed Middle East	618,849	1,171,947		—	1,790,796

Total Common Stocks	$1,500,782	$89,925,907	*	$—	$91,426,689

Short-Term Investments	$—	$581,956		$—	$581,956

Total Investments	$1,500,782	$90,507,863		$—	$92,008,645

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

33

Parametric Tax-Managed International Equity Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

34

Parametric Tax-Managed International Equity Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Parametric Tax-Managed International Equity Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), each an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

35

Parametric Tax-Managed International Equity Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

36

Parametric Tax-Managed International Equity Fund

April 30, 2015

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Thomas E. Faust Jr.

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.15

Eaton Vance Short Duration Government Income Fund Semiannual Report April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Short Duration Government Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	31

Officers and Trustees	35

Important Notices	36

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Performance1,2

Portfolio Managers Susan Schiff, CFA and Andrew Szczurowski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2002	09/30/2002	0.79%	2.03%	1.68%	3.08%
Class A with 2.25% Maximum Sales Charge	—	—	–1.51	–0.28	1.22	2.85
Class B at NAV	09/30/2002	09/30/2002	0.41	1.26	0.91	2.31
Class B with 3% Maximum Sales Charge	—	—	–2.57	–1.70	0.91	2.31
Class C at NAV	09/30/2002	09/30/2002	0.49	1.42	1.06	2.47
Class C with 1% Maximum Sales Charge	—	—	–0.51	0.43	1.06	2.47
Class I at NAV	05/04/2009	09/30/2002	0.91	2.29	1.91	3.22
BofA Merrill Lynch 1–3 Year U.S. Treasury Index	—	—	0.47%	0.92%	0.98%	2.56%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.03%	1.78%	1.63%	0.78%

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.90	$5.03	1.01%
Class B	$1,000.00	$1,004.10	$8.80	1.77%
Class C	$1,000.00	$1,004.90	$8.00	1.61%
Class I	$1,000.00	$1,009.10	$3.79	0.76%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.06	1.01%
Class B	$1,000.00	$1,016.00	$8.85	1.77%
Class C	$1,000.00	$1,016.80	$8.05	1.61%
Class I	$1,000.00	$1,021.00	$3.81	0.76%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Short-Term U.S. Government Portfolio, at value (identified cost, $279,053,485)	$285,684,079
Investment in Government Obligations Portfolio, at value (identified cost, $60,114,352)	59,861,049
Investment in Senior Debt Portfolio, at value (identified cost, $10,331,695)	10,272,145
Receivable for Fund shares sold	1,487,170
Total assets	$357,304,443

Liabilities
Payable for Fund shares redeemed	$697,903
Distributions payable	166,942
Payable to affiliates:
Distribution and service fees	77,562
Trustees’ fees	42
Accrued expenses	62,577
Total liabilities	$1,005,026
Net Assets	$356,299,417

Sources of Net Assets
Paid-in capital	$380,588,389
Accumulated net realized loss from Portfolios	(28,778,716)
Accumulated distributions in excess of net investment income	(1,827,997)
Net unrealized appreciation from Portfolios	6,317,741
Total	$356,299,417

Class A Shares
Net Assets	$124,645,188
Shares Outstanding	14,664,085
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.50
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$8.70

Class B Shares
Net Assets	$1,393,575
Shares Outstanding	163,721
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.51

Class C Shares
Net Assets	$71,622,598
Shares Outstanding	8,413,360
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.51

Class I Shares
Net Assets	$158,638,056
Shares Outstanding	18,680,772
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.49

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income allocated from Portfolios	$5,194,944
Dividends allocated from Portfolios	1,098
Expenses allocated from Portfolios	(1,004,317)
Total investment income from Portfolios	$4,191,725

Expenses
Distribution and service fees
Class A	$159,816
Class B	9,392
Class C	317,790
Trustees’ fees and expenses	250
Custodian fee	18,615
Transfer and dividend disbursing agent fees	115,538
Legal and accounting services	23,766
Printing and postage	24,303
Registration fees	36,026
Miscellaneous	6,991
Total expenses	$712,487

Net investment income	$3,479,238

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions	$524,681
Financial futures contracts	363,740
Swap contracts	(599)
Foreign currency and forward foreign currency exchange contract transactions	68,203
Net realized gain	$956,025
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments	$1,020,139
Written swaptions	(895,558)
Financial futures contracts	(894,447)
Swap contracts	(1,004,132)
Foreign currency and forward foreign currency exchange contracts	(25,024)
Net change in unrealized appreciation (depreciation)	$(1,799,022)

Net realized and unrealized loss	$(842,997)

Net increase in net assets from operations	$2,636,241

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$3,479,238	$4,417,738
Net realized gain from investment transactions, written swaptions, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	956,025	2,435,267
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(1,799,022)	68,732
Net increase in net assets from operations	$2,636,241	$6,921,737
Distributions to shareholders —
From net investment income
Class A	$(2,069,220)	$(4,209,366)
Class B	(23,101)	(72,293)
Class C	(985,180)	(2,035,110)
Class I	(2,093,840)	(1,927,168)
Tax return of capital
Class A	—	(47,146)
Class B	—	(775)
Class C	—	(22,413)
Class I	—	(21,856)
Total distributions to shareholders	$(5,171,341)	$(8,336,127)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$27,810,858	$49,625,679
Class B	80,348	363,865
Class C	8,709,974	16,464,643
Class I	101,582,168	66,996,467
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,584,093	3,391,520
Class B	21,194	61,962
Class C	861,759	1,776,193
Class I	1,746,654	1,411,379
Cost of shares redeemed
Class A	(32,482,313)	(70,369,471)
Class B	(477,639)	(826,538)
Class C	(16,297,343)	(32,150,871)
Class I	(28,406,681)	(41,319,236)
Net asset value of shares exchanged
Class A	552,882	1,205,359
Class B	(552,882)	(1,205,359)
Net increase (decrease) in net assets from Fund share transactions	$64,733,072	$(4,574,408)

Net increase (decrease) in net assets	$62,197,972	$(5,988,798)

Net Assets
At beginning of period	$294,101,445	$300,090,243
At end of period	$356,299,417	$294,101,445

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,827,997)	$(135,894)

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012	2011	2010
Net asset value — Beginning of period	$8.570		$8.620		$9.020		$8.980	$9.210	$9.160

Income (Loss) From Operations
Net investment income(1)	$0.093		$0.151		$0.169		$0.223	$0.218	$0.245
Net realized and unrealized gain (loss)	(0.026)		0.073		(0.290)		0.105	(0.160)	0.102

Total income (loss) from operations	$0.067		$0.224		$(0.121)		$0.328	$0.058	$0.347

Less Distributions
From net investment income	$(0.137)		$(0.271)		$(0.279)		$(0.288)	$(0.288)	$(0.297)
Tax return of capital	—		(0.003)		—		—	—	—

Total distributions	$(0.137)		$(0.274)		$(0.279)		$(0.288)	$(0.288)	$(0.297)

Net asset value — End of period	$8.500		$8.570		$8.620		$9.020	$8.980	$9.210

Total Return(2)	0.79	%(3)	2.64%		(1.36)%		3.71%	0.65%	3.86%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$124,645		$128,250		$145,119		$216,430	$250,375	$345,385
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.01	%(7)	1.03	%(6)	0.99	%(6)	0.94%	0.93%	0.95%
Net investment income	2.19	%(7)	1.76%		1.91%		2.48%	2.40%	2.67%
Portfolio Turnover of the Fund(8)	11	%(3)	31%		35%		17%	18%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the years ended October 31, 2014 and 2013, respectively).

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012	2011	2010
Net asset value — Beginning of period	$8.580		$8.630		$9.030		$8.990	$9.220	$9.170

Income (Loss) From Operations
Net investment income(1)	$0.060		$0.088		$0.102		$0.156	$0.150	$0.177
Net realized and unrealized gain (loss)	(0.025)		0.071		(0.290)		0.104	(0.160)	0.102

Total income (loss) from operations	$0.035		$0.159		$(0.188)		$0.260	$(0.010)	$0.279

Less Distributions
From net investment income	$(0.105)		$(0.207)		$(0.212)		$(0.220)	$(0.220)	$(0.229)
Tax return of capital	—		(0.002)		—		—	—	—

Total distributions	$(0.105)		$(0.209)		$(0.212)		$(0.220)	$(0.220)	$(0.229)

Net asset value — End of period	$8.510		$8.580		$8.630		$9.030	$8.990	$9.220

Total Return(2)	0.41	%(3)	1.87%		(2.10)%		2.93%	(0.10)%	3.09%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,394		$2,341		$3,964		$7,565	$9,997	$9,589
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.77	%(7)	1.78	%(6)	1.74	%(6)	1.70%	1.68%	1.70%
Net investment income	1.43	%(7)	1.02%		1.16%		1.74%	1.66%	1.93%
Portfolio Turnover of the Fund(8)	11	%(3)	31%		35%		17%	18%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the years ended October 31, 2014 and 2013, respectively).

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012	2011	2010
Net asset value — Beginning of period	$8.580		$8.630		$9.030		$8.990	$9.220	$9.170

Income (Loss) From Operations
Net investment income(1)	$0.067		$0.100		$0.116		$0.169	$0.163	$0.190
Net realized and unrealized gain (loss)	(0.026)		0.072		(0.291)		0.104	(0.160)	0.103

Total income (loss) from operations	$0.041		$0.172		$(0.175)		$0.273	$0.003	$0.293

Less Distributions
From net investment income	$(0.111)		$(0.220)		$(0.225)		$(0.233)	$(0.233)	$(0.243)
Tax return of capital	—		(0.002)		—		—	—	—

Total distributions	$(0.111)		$(0.222)		$(0.225)		$(0.233)	$(0.233)	$(0.243)

Net asset value — End of period	$8.510		$8.580		$8.630		$9.030	$8.990	$9.220

Total Return(2)	0.49	%(3)	2.02%		(1.96)%		3.08%	0.04%	3.23%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71,623		$78,972		$93,297		$127,146	$132,240	$165,285
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.61	%(7)	1.63	%(6)	1.59	%(6)	1.54%	1.53%	1.55%
Net investment income	1.59	%(7)	1.16%		1.31%		1.88%	1.80%	2.07%
Portfolio Turnover of the Fund(8)	11	%(3)	31%		35%		17%	18%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the years ended October 31, 2014 and 2013, respectively).

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012	2011	2010
Net asset value — Beginning of period	$8.560		$8.610		$9.010		$8.970	$9.200	$9.150

Income (Loss) From Operations
Net investment income(1)	$0.103		$0.169		$0.191		$0.244	$0.239	$0.267
Net realized and unrealized gain (loss)	(0.026)		0.076		(0.289)		0.107	(0.158)	0.103

Total income (loss) from operations	$0.077		$0.245		$(0.098)		$0.351	$0.081	$0.370

Less Distributions
From net investment income	$(0.147)		$(0.292)		$(0.302)		$(0.311)	$(0.311)	$(0.320)
Tax return of capital	—		(0.003)		—		—	—	—

Total distributions	$(0.147)		$(0.295)		$(0.302)		$(0.311)	$(0.311)	$(0.320)

Net asset value — End of period	$8.490		$8.560		$8.610		$9.010	$8.970	$9.200

Total Return(2)	0.91	%(3)	2.89%		(1.11)%		3.98%	0.91%	4.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$158,638		$84,538		$57,710		$74,387	$66,141	$66,700
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.76	%(7)	0.78	%(6)	0.74	%(6)	0.69%	0.68%	0.70%
Net investment income	2.45	%(7)	1.97%		2.16%		2.72%	2.64%	2.91%
Portfolio Turnover of the Fund(8)	11	%(3)	31%		35%		17%	18%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	The investment adviser of a Portfolio reimbursed expenses (equal to less than 0.005% and 0.01% of average daily net assets for the years ended October 31, 2014 and 2013, respectively).

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Government Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares four years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing all of its investable assets in interests in the following three portfolios managed by Eaton Vance Management (EVM) or its affiliates: Short-Term U.S. Government Portfolio, Government Obligations Portfolio and Senior Debt Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investment in the Portfolios reflects the Fund’s proportionate interest in the net assets of Short-Term U.S. Government Portfolio, Government Obligations Portfolio and Senior Debt Portfolio (94.3%, 9.3% and 0.2%, respectively, at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Short-Term U.S. Government Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Short-Term U.S. Government Portfolio is discussed in Note 1A of such Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Government Obligations Portfolio and Senior Debt Portfolio for applicable investments.

Additional valuation policies for Senior Debt Portfolio (the Portfolio) are as follows:

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

12

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $28,480,089 and deferred capital losses of $1,371,098 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2018 ($16,216,716) and October 31, 2019 ($12,263,373) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2014, $1,371,098 are short-term.

13

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

3  Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios) and administering the business affairs of the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee waiver agreement between the Fund and EVM, the fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets, all of which is waived. The fee waiver agreement may not be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by a majority of the shareholders. The Portfolios have engaged BMR to render investment advisory services. For the six months ended April 30, 2015, the Fund’s allocated portion of the adviser fees paid by the Portfolios amounted to $883,703 or 0.55% (annualized) of the Fund’s average daily net assets. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $4,127 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM and the Fund’s principal underwriter, received $1,821 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s and BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $159,816 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $7,044 and $224,322 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $2,348 and $93,468 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $23,000, $400 and $6,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Short-Term U.S. Government Portfolio	$93,044,751	$34,648,087
Government Obligations Portfolio	—	—
Senior Debt Portfolio	—	—

14

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	3,264,378	5,780,754
Issued to shareholders electing to receive payments of distributions in Fund shares	186,164	394,902
Redemptions	(3,817,872)	(8,194,348)
Exchange from Class B shares	64,950	140,381

Net decrease	(302,380)	(1,878,311)

Class B	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	9,419	42,333
Issued to shareholders electing to receive payments of distributions in Fund shares	2,488	7,204
Redemptions	(56,094)	(96,087)
Exchange to Class A shares	(64,873)	(140,186)

Net decrease	(109,060)	(186,736)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	1,021,202	1,917,953
Issued to shareholders electing to receive payments of distributions in Fund shares	101,153	206,459
Redemptions	(1,910,990)	(3,736,232)

Net decrease	(788,635)	(1,611,820)

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	11,941,351	7,822,536
Issued to shareholders electing to receive payments of distributions in Fund shares	205,591	164,595
Redemptions	(3,341,839)	(4,817,689)

Net increase	8,805,103	3,169,442

15

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015 and October 31, 2014, the Fund’s investments in Government Obligations Portfolio and Senior Debt Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, were valued based on Level 1 inputs.

16

Short-Term U.S. Government Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 64.4%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
1.942%, with various maturities to 2022(1)	$1,965	$2,019,163
1.948%, with various maturities to 2037(1)	1,619	1,683,835
2.126%, with maturity at 2035(1)	3,287	3,356,362
2.149%, with maturity at 2034(1)	4,908	5,231,387
2.247%, with maturity at 2020(1)	276	281,408
2.377%, with maturity at 2036(1)	3,739	3,992,359
2.378%, with maturity at 2033(1)	1,906	2,044,336
2.379%, with maturity at 2035(1)	8,253	8,816,293
2.387%, with maturity at 2038(1)	4,109	4,410,090
2.396%, with maturity at 2035(1)(2)	10,607	11,331,712
2.444%, with maturity at 2023(1)	1,078	1,112,533
2.473%, with maturity at 2036(1)	4,705	5,047,349
2.555%, with maturity at 2022(1)	134	137,535
2.855%, with maturity at 2025(1)	906	952,941
2.881%, with maturity at 2035(1)	2,695	2,870,884
2.926%, with maturity at 2034(1)	1,451	1,546,932
3.041%, with maturity at 2032(1)	913	937,161
3.141%, with maturity at 2029(1)	562	570,696
3.861%, with maturity at 2034(1)	591	642,445
4.084%, with maturity at 2037(1)	3,112	3,384,885
4.387%, with maturity at 2030(1)	915	995,796
4.48%, with maturity at 2032(1)	659	705,382
4.50%, with various maturities to 2035	2,879	3,060,561
4.706%, with maturity at 2033(1)	3,602	3,941,946
5.00%, with various maturities to 2018	1,543	1,617,779
5.50%, with various maturities to 2018	783	819,344
6.00%, with various maturities to 2035(2)	5,168	5,934,442
6.50%, with various maturities to 2019	529	555,652
7.00%, with various maturities to 2035	1,080	1,262,453
7.50%, with various maturities to 2017	9	9,455
8.00%, with various maturities to 2025	95	99,552
9.25%, with maturity at 2017	1	714

		$79,373,382

Federal National Mortgage Association:
1.942%, with maturity at 2032(1)	$1,868	$1,943,655
1.948%, with various maturities to 2037(1)	5,069	5,279,806
2.027%, with maturity at 2018(1)	19	19,459
2.063%, with maturity at 2031(1)	2,880	2,942,919
2.088%, with maturity at 2038(1)	1,072	1,094,535
2.182%, with maturity at 2033(1)	1,055	1,127,275
2.229%, with maturity at 2037(1)	3,803	3,935,013
2.27%, with maturity at 2037(1)	3,453	3,677,988
2.281%, with maturity at 2040(1)	1,211	1,292,272
2.287%, with maturity at 2031(1)	2,345	2,444,528

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
2.32%, with maturity at 2036(1)	$1,002	$1,074,690
2.325%, with maturity at 2035(1)	2,928	3,126,893
2.349%, with maturity at 2039(1)	6,286	6,710,226
2.373%, with maturity at 2033(1)	9,264	9,936,730
2.422%, with maturity at 2036(1)	4,453	4,776,945
2.46%, with maturity at 2029(1)	128	130,592
2.516%, with maturity at 2038(1)	1,818	1,949,835
2.517%, with maturity at 2028(1)	2,317	2,452,378
2.524%, with maturity at 2020(1)	435	434,402
2.55%, with maturity at 2034(1)	1,601	1,708,039
2.566%, with maturity at 2030(1)	405	415,138
2.597%, with maturity at 2036(1)	314	323,363
2.644%, with maturity at 2019(1)	811	831,033
2.655%, with maturity at 2018(1)	150	149,959
2.75%, with maturity at 2018(1)	16	15,812
2.773%, with maturity at 2030(1)	1,464	1,510,661
2.895%, with maturity at 2021(1)	430	441,795
2.961%, with maturity at 2030(1)	1,027	1,086,290
3.013%, with maturity at 2036(1)	1,016	1,048,546
3.221%, with maturity at 2034(1)	2,641	2,836,375
3.44%, with maturity at 2021(1)	407	419,307
3.591%, with maturity at 2026(1)	781	846,777
3.647%, with maturity at 2034(1)	4,157	4,521,347
3.66%, with maturity at 2021(1)	663	686,193
3.717%, with maturity at 2035(1)	1,584	1,722,850
3.763%, with maturity at 2036(1)	283	299,634
3.855%, with maturity at 2035(1)	1,123	1,222,108
3.868%, with maturity at 2036(1)	2,299	2,500,838
3.956%, with maturity at 2034(1)	2,609	2,838,346
4.105%, with maturity at 2033(1)	919	1,012,617
4.142%, with maturity at 2035(1)	1,904	2,086,177
4.334%, with maturity at 2034(1)	706	767,560
4.534%, with maturity at 2034(1)	1,138	1,238,093
4.546%, with maturity at 2029(1)	1,796	1,953,776
4.671%, with maturity at 2034(1)	1,972	2,153,319
5.00%, with various maturities to 2019	2,299	2,417,667
6.00%, with various maturities to 2031	2,137	2,430,321
6.321%, with maturity at 2032(1)	353	392,745
6.50%, with various maturities to 2036(2)	8,376	9,695,622
7.00%, with various maturities to 2037	7,107	8,360,272
8.00%, with maturity at 2034	1,132	1,334,463
8.866%, with maturity at 2018	53	55,717
9.50%, with maturity at 2022	170	190,664

		$113,863,565

17	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$438	$449,368
2.00%, with maturity at 2026(1)	238	247,020
5.00%, with maturity at 2018	929	975,229
8.25%, with maturity at 2020	116	127,840
9.00%, with maturity at 2017	64	67,347

		$1,866,804

Total Mortgage Pass-Throughs (identified cost $191,428,693)		$195,103,751

Collateralized Mortgage Obligations — 20.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.35%, 10/15/22(3)	$41	$40,605
Series 2135, Class JZ, 6.00%, 3/15/29	1,723	1,934,734
Series 3030, (Interest Only), Class SL, 5.919%, 9/15/35(4)(5)	5,518	921,002
Series 3114, (Interest Only), Class TS, 6.469%, 9/15/30(4)(5)	13,570	2,272,660
Series 3339, (Interest Only), Class JI, 6.409%, 7/15/37(4)(5)	4,619	776,679
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	8,767	954,659
Series 3910, Class SC, 8.637%, 8/15/41(5)	811	829,218
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(4)	5,953	1,084,483
Series 4109, (Interest Only), Class SA, 6.019%, 9/15/32(4)(5)	5,340	1,088,399
Series 4319, Class SY, 7.561%, 3/15/44(5)	1,490	1,508,929
Series 4385, Class SC, 8.915%, 9/15/44(5)	5,246	5,585,036
Series 4407, Class LN, 8.902%, 12/15/43(5)	1,632	1,789,616
Series 4443, Class ZJ, 3.00%, 9/15/44	1,376	1,377,792

		$20,163,812

Federal National Mortgage Association:
Series G93-17, Class FA, 1.181%, 4/25/23(3)	$101	$102,679
Series G93-36, Class ZQ, 6.50%, 12/25/23	442	497,539
Series G97-4, Class FA, 0.98%, 6/17/27(3)	384	388,833
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(4)	1,196	228,962
Series 1993-203, Class PL, 6.50%, 10/25/23	440	496,851
Series 1993-250, Class Z, 7.00%, 12/25/23	24	24,146
Series 1994-14, Class F, 2.30%, 10/25/23(3)	493	504,970
Series 2001-4, Class GA, 9.424%, 4/17/25(6)	58	65,469
Series 2004-60, (Interest Only), Class SW, 6.869%, 4/25/34(4)(5)	6,740	1,350,586

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	$5,124	$1,409,654
Series 2006-65, (Interest Only), Class PS, 7.039%, 7/25/36(4)(5)	3,967	748,276
Series 2007-99, (Interest Only), Class SD, 6.219%, 10/25/37(4)(5)	6,487	1,149,555
Series 2007-102, (Interest Only), Class ST, 6.259%, 11/25/37(4)(5)	3,112	540,375
Series 2009-48, Class WA, 5.836%, 7/25/39(6)	1,250	1,418,678
Series 2009-62, Class WA, 5.566%, 8/25/39(6)	1,981	2,242,258
Series 2009-93, (Interest Only), Class SC, 5.969%, 11/25/39(4)(5)	11,348	2,025,819
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(4)	4,302	180,683
Series 2010-135, (Interest Only), Class SD, 5.819%, 6/25/39(4)(5)	6,659	877,613
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	6,645	438,148
Series 2011-49, Class NT, 6.00%, 6/25/41(5)	1,181	1,335,534
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	4,489	997,488
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	8,495	732,805
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(4)	13,805	1,776,597
Series 2014-41, (Interest Only), Class SA, 5.869%, 7/25/44(4)(5)	8,171	1,632,337
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(4)	7,767	1,501,446
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(4)	7,551	1,384,049
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(4)	6,090	1,105,458

		$25,156,808

Government National Mortgage Association:
Series 2010-134, (Interest Only), Class ES, 5.82%, 11/20/39(4)(5)	$22,492	$2,831,081
Series 2011-48, (Interest Only), Class SD, 6.49%, 10/20/36(4)(5)	8,671	937,191
Series 2011-156, Class GA, 2.00%, 12/16/41	3,526	3,306,537
Series 2014-58, Class US, 13.026%, 4/20/44(5)	913	942,165
Series 2014-146, Class S, 5.879%, 10/20/44(5)	4,048	4,116,069
Series 2015-62, Class PQ, 3.00%, 5/1/45(7)	4,690	4,684,946

		$16,817,989

Total Collateralized Mortgage Obligations (identified cost $61,051,665)		$62,138,609

18	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Obligations — 8.4%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Bank:
5.75%, 6/12/26	$6,000	$7,759,339

		$7,759,339

United States Agency for International Development — Israel:
0.00%, 3/15/21	$20,000	$17,707,900

		$17,707,900

Total U.S. Government Agency Obligations (identified cost $21,906,555)		$25,467,239

Short-Term Investments — 8.1%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.17%(8)	$24,583	$24,582,635

Total Short-Term Investments (identified cost $24,582,635)		$24,582,635

Total Investments — 101.4% (identified cost $298,969,548)		$307,292,234

Interest Rate Swaptions Written — (0.5)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.45%	Citibank, N.A.	10/15/15	$50,000,000	$(1,534,000)

Total Interest Rate Swaptions Written (premium received $1,325,000)				$(1,534,000)

Other Assets, Less Liabilities — (0.9)%				$(2,726,339)

Net Assets — 100.0%				$303,031,895

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2015.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2015.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2015.

(7)	When-issued/delayed delivery security.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

19	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $274,386,913)	$282,709,599
Affiliated investment, at value (identified cost, $24,582,635)	24,582,635
Restricted cash*	200,000
Interest receivable	1,388,554
Interest receivable from affiliated investment	4,174
Receivable for investments sold	815,093
Receivable for variation margin on open financial futures contracts	29,829
Receivable for open swap contracts	141,440
Total assets	$309,871,324

Liabilities
Written swaptions outstanding, at value (premiums received, $1,325,000)	$1,534,000
Payable for when-issued/delayed delivery securities	4,731,718
Payable for open swap contracts	290,440
Due to custodian	129,000
Payable to affiliate:
Investment adviser fee	120,394
Trustees’ fees	1,248
Accrued expenses	32,629
Total liabilities	$6,839,429
Net Assets applicable to investors’ interest in Portfolio	$303,031,895

Sources of Net Assets
Investors’ capital	$295,932,278
Net unrealized appreciation	7,099,617
Total	$303,031,895

*	Represents restricted cash on deposit at the broker for open derivative contracts.

20	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest	$4,229,935
Interest allocated from affiliated investment	24,462
Expenses allocated from affiliated investment	(2,788)
Total investment income	$4,251,609

Expenses
Investment adviser fee	$683,458
Trustees’ fees and expenses	7,700
Custodian fee	49,948
Legal and accounting services	24,522
Miscellaneous	5,416
Total expenses	$771,044
Deduct —
Reduction of custodian fee	$6
Total expense reductions	$6

Net expenses	$771,038

Net investment income	$3,480,571

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$511,959
Investment transactions allocated from affiliated investment	74
Financial futures contracts	310,943
Net realized gain	$822,976
Change in unrealized appreciation (depreciation) —
Investments	$879,432
Written swaptions	(811,950)
Financial futures contracts	(801,897)
Swap contracts	(919,560)
Net change in unrealized appreciation (depreciation)	$(1,653,975)

Net realized and unrealized loss	$(830,999)

Net increase in net assets from operations	$2,649,572

21	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$3,480,571	$5,576,068
Net realized gain from investment transactions, written swaptions and financial futures contracts	822,976	1,962,750
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts and swap contracts	(1,653,975)	(221,054)
Net increase in net assets from operations	$2,649,572	$7,317,764
Capital transactions —
Contributions	$94,880,621	$81,181,834
Withdrawals	(38,428,283)	(113,311,622)
Net increase (decrease) in net assets from capital transactions	$56,452,338	$(32,129,788)

Net increase (decrease) in net assets	$59,101,910	$(24,812,024)

Net Assets
At beginning of period	$243,929,985	$268,742,009
At end of period	$303,031,895	$243,929,985

22	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.57	%(2)	0.57%	0.57%	0.57%	0.56%	0.57%
Net investment income	2.54	%(2)	2.37%	2.28%	2.63%	2.68%	2.87%
Portfolio Turnover	17	%(3)	18%	12%	15%	6%	26%

Total Return	0.93	%(3)	3.14%	(1.29)%	3.72%	0.63%	3.65%

Net assets, end of period (000’s omitted)	$303,032		$243,930	$268,742	$403,869	$432,192	$526,704

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

23	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Short-Term U.S. Government Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Short Duration Government Income Fund and Eaton Vance Multi-Strategy Absolute Return Fund held an interest of 94.3% and 2.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

24

Short-Term U.S. Government Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

J  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO securities can be unusually volatile due to changes in interest rates.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets and is payable monthly. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $683,458. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

25

Short-Term U.S. Government Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments (all U.S. Government and Agency Securities), other than short-term obligations and including maturities and paydowns, aggregated $111,374,625 and $43,378,747, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$300,888,580

Gross unrealized appreciation	$10,798,292
Gross unrealized depreciation	(4,394,638)

Net unrealized appreciation	$6,403,654

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, written swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written swaptions at April 30, 2015 is included in the Portfolio of Investments.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/15	240 U.S. 2-Year Treasury Note	Short	$(52,433,909)	$(52,623,750)	$(189,841)
6/15	280 U.S. 5-Year Treasury Note	Short	(33,361,493)	(33,637,188)	(275,695)
6/15	65 U.S. 10-Year Treasury Note	Short	(8,292,832)	(8,344,375)	(51,543)
6/15	106 U.S. Ultra-Long Treasury Bond	Long	17,784,990	17,437,000	(347,990)

					$(865,069)

26

Short-Term U.S. Government Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$10,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$141,440
Deutsche Bank AG	10,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	(290,440)

						$(149,000)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

There was no written swaptions activity for the six months ended April 30, 2015.

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The Portfolio enters into swap contracts and over-the-counter written swaptions that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $1,824,440. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $2,484,171 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

27

Short-Term U.S. Government Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Written swaptions	$—		$(1,534,000	)(1)
Futures contracts	—		(865,069	)(2)
Swap contracts	141,440	(3)	(290,440	)(4)

Total	$141,440		$(2,689,509)

Derivatives not subject to master netting or similar agreements	$—		$(865,069)

Total Derivatives subject to master netting or similar agreements	$141,440		$(1,824,440)

(1)	Statement of Assets and Liabilities location: Written swaptions outstanding, at value.

(2)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(3)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

(4)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank AG	$141,440	$(141,440)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(1,534,000)	$—	$1,534,000	$—	$—
Deutsche Bank AG	(290,440)	141,440	149,000	—	—

	$(1,824,440)	$141,440	$1,683,000	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

28

Short-Term U.S. Government Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written swaptions	$—	$(811,950)
Futures contracts	$310,943	$(801,897)
Swap contracts	$—	$(919,560)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written swaptions, Financial futures contracts and Swap contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Swap Contracts

$14,427,000	$74,435,000	$20,000,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29

Short-Term U.S. Government Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$195,103,751	$—	$195,103,751
Collateralized Mortgage Obligations	—	62,138,609	—	62,138,609
U.S. Government Agency Obligations	—	25,467,239	—	25,467,239
Short-Term Investments	—	24,582,635	—	24,582,635

Total Investments	$—	$307,292,234	$—	$307,292,234

Swap Contracts	$—	$141,440	$—	$141,440

Total	$—	$307,433,674	$—	$307,433,674

Liability Description

Interest Rate Swaptions Written	$—	$(1,534,000)	$—	$(1,534,000)
Futures Contracts	(865,069)	—	—	(865,069)
Swap Contracts	—	(290,440)	—	(290,440)

Total	$(865,069)	$(1,824,440)	$—	$(2,689,509)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

30

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

31

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Short Duration Government Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of CMBS Portfolio, Eaton Vance Floating Rate Portfolio, Government Obligations Portfolio, Senior Debt Portfolio, Short Duration High Income Portfolio and Short-Term U.S. Government Portfolio (the “Portfolios”), which are portfolios in which the Fund is authorized to invest, each with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the investment advisory agreements (the “investment advisory agreements”) for the Fund and the Portfolios, respectively.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to cause the Fund to make direct investments in the same type of securities in which the Portfolios are authorized to invest.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios, including recent changes to such personnel. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in investment grade and other income securities. With respect to the CMBS Portfolio, the Board considered the abilities and experience of BMR in investing securities, derivatives, and other instruments to establish investment exposures to commercial mortgage-backed securities. With respect to the Eaton Vance Floating Rate Portfolio and

32

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Senior Debt Portfolio, the Board considered the experience of BMR’s large group of bank loan investment professionals and other personnel who provide services to the Portfolios, including portfolio managers and analysts. With respect to the Government Obligations Portfolio, the Board noted BMR’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. With respect to the Short Duration High Income Portfolio, the Board evaluated the abilities and experience of such investment personnel in making investments in fixed-income securities, including those with below-investment grade ratings and durations of three years or less. With respect to the Short-Term U.S. Government Portfolio, the Board noted the experience of BMR in investing in securities issued, backed or otherwise guaranteed by the U.S. government. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolios by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolios, including the provision of administrative services.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board also considered the performance of the underlying Portfolios. With respect to CMBS Portfolio, Short-Term U.S. Government Portfolio, and Short Duration High Income Portfolio, the Board took into account the purpose served by each Portfolio as an investment option for other Eaton Vance Funds seeking to participate in performance of the asset classes in which the Portfolio invests. On the basis of the foregoing and other relevant information provided to the Board, the Board concluded that each such Portfolio had achieved its performance objective. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

33

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, some of which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

34

Eaton Vance

Short Duration Government Income Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Short Duration Government Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Short-Term U.S. Government Portfolio

Susan Schiff

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Government Income Fund and Short-Term U.S. Government Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Short-Term U.S. Government Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Duration Government Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7730    4.30.15

Eaton Vance

Short Duration High Income Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Short Duration High Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	24

Officers and Trustees	27

Important Notices	28

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Performance1,2

Portfolio Manager Michael W. Weilheimer, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	11/01/2013	02/21/2012	1.92%	2.23%	—	4.87%
Class A with 2.25% Maximum Sales Charge	—	—	–0.41	–0.07	—	4.11
Class I at NAV	11/01/2013	02/21/2012	2.05	2.38	—	5.01
BofA Merrill Lynch U.S. High Yield Cash Pay	—	—	1.91%	2.67%	6.17%	5.69%
BB-B 1–3 Years Index

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					2.89%	2.64%
Net					1.05	0.80

Fund Profile4

Credit Quality (% of bonds, loans and asset-backed securities)[5]

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch U.S. High Yield Cash Pay BB-B 1-3 Years Index is an unmanaged index of U.S. corporate bonds currently paying a coupon, rated BB1 through B3, and having a maturity less than 3 years. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Short Duration High Income Portfolio (the Portfolio) into which the Fund invests. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/29/16. Without the reimbursement, if applicable, performance would have been lower.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,019.20	$5.26	**	1.05%
Class I	$1,000.00	$1,020.50	$4.01	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	**	1.05%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Short Duration High Income Portfolio, at value (identified cost, $11,223,007)	$11,140,571
Receivable for Fund shares sold	113,086
Total assets	$11,253,657

Liabilities
Payable for Fund shares redeemed	$1,475
Distributions payable	6,234
Payable to affiliates:
Distribution and service fees	295
Trustees’ fees	42
Other	2,471
Accrued expenses	22,930
Total liabilities	$33,447
Net Assets	$11,220,210

Sources of Net Assets
Paid-in capital	$11,370,277
Accumulated net realized loss from Portfolio	(69,785)
Accumulated undistributed net investment income	2,154
Net unrealized depreciation from Portfolio	(82,436)
Total	$11,220,210

Class A Shares
Net Assets	$1,614,842
Shares Outstanding	164,461
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.82
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.05

Class I Shares
Net Assets	$9,605,368
Shares Outstanding	976,741
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.83

On sales of $100,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income allocated from Portfolio	$223,498
Expenses allocated from Portfolio	(33,274)
Total investment income from Portfolio	$190,224

Expenses
Distribution and service fees
Class A	$1,576
Trustees’ fees and expenses	250
Custodian fee	5,430
Transfer and dividend disbursing agent fees	1,500
Legal and accounting services	13,946
Printing and postage	6,469
Registration fees	16,897
Miscellaneous	4,773
Total expenses	$50,841
Deduct —
Allocation of expenses to affiliate	$47,515
Total expense reductions	$47,515

Net expenses	$3,326

Net investment income	$186,898

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(43,919)
Net realized loss	$(43,919)
Change in unrealized appreciation (depreciation) —
Investments	$42,103
Net change in unrealized appreciation (depreciation)	$42,103

Net realized and unrealized loss	$(1,816)

Net increase in net assets from operations	$185,082

6	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014(1)
From operations —
Net investment income	$186,898	$294,445
Net realized loss from investment transactions	(43,919)	(24,890)
Net change in unrealized appreciation (depreciation) from investments	42,103	(124,539)
Net increase in net assets from operations	$185,082	$145,016
Distributions to shareholders —
From net investment income
Class A	$(25,588)	$(23,298)
Class I	(160,902)	(271,470)
Total distributions to shareholders	$(186,490)	$(294,768)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$414,957	$1,572,243
Class I	2,709,445	8,002,692
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	25,588	23,268
Class I	122,455	185,186
Cost of shares redeemed
Class A	(6,486)	(393,569)
Class I	(783,368)	(501,041)
Net increase in net assets from Fund share transactions	$2,482,591	$8,888,779

Net increase in net assets	$2,481,183	$8,739,027

Net Assets
At beginning of period	$8,739,027	$—
At end of period	$11,220,210	$8,739,027

Accumulated undistributed net investment income included in net assets
At end of period	$2,154	$1,746

(1)	The Fund commenced operations on November 1, 2013.

7	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014(1)
Net asset value — Beginning of period	$9.830		$10.000

Income (Loss) From Operations
Net investment income	$0.197		$0.410
Net realized and unrealized loss	(0.010)		(0.171)

Total income from operations	$0.187		$0.239

Less Distributions
From net investment income	$(0.197)		$(0.409)

Total distributions	$(0.197)		$(0.409)

Net asset value — End of period	$9.820		$9.830

Total Return(2)	1.92	%(3)	2.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,615		$1,180
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	1.05	%(7)	1.05%
Net investment income	4.06	%(7)	3.92%
Portfolio Turnover of the Portfolio	19	%(3)	65%

(1)	For the period from the start of business, November 1, 2013, to October 31, 2014.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.08% and 1.84% of average daily net assets for the six months ended April 30, 2015 and the year ended October 31, 2014, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014(1)
Net asset value — Beginning of period	$9.840		$10.000

Income (Loss) From Operations
Net investment income	$0.209		$0.429
Net realized and unrealized loss	(0.010)		(0.162)

Total income from operations	$0.199		$0.267

Less Distributions
From net investment income	$(0.209)		$(0.427)

Total distributions	$(0.209)		$(0.427)

Net asset value — End of period	$9.830		$9.840

Total Return(2)	2.05	%(3)	2.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,605		$7,559
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	0.80	%(7)	0.80%
Net investment income	4.29	%(7)	4.38%
Portfolio Turnover of the Portfolio	19	%(3)	65%

(1)	For the period from the start of business, November 1, 2013, to October 31, 2014.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.08% and 1.84% of average daily net assets for the six months ended April 30, 2015 and the year ended October 31, 2014, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration High Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on November 1, 2013. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Short Duration High Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (19.7% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $14,566 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2014, $2,230 are short-term and $12,336 are long-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2015, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05% and 0.80% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 29, 2016. Pursuant to this agreement, EVM was allocated $47,515 of the Fund’s operating expenses for the six months ended April 30, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $153 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $28 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $1,576 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2015, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,000,502 and $811,051, respectively.

11

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	42,421	157,637
Issued to shareholders electing to receive payments of distributions in Fund shares	2,617	2,353
Redemptions	(663)	(39,904)

Net increase	44,375	120,086

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	276,317	799,905
Issued to shareholders electing to receive payments of distributions in Fund shares	12,507	18,613
Redemptions	(79,940)	(50,661)

Net increase	208,884	767,857

12

Short Duration High Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 83.2%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 0.1%
Bombardier, Inc., 5.50%, 9/15/18(1)	$70	$71,050

		$71,050

Air Transportation — 2.3%
US Airways Group, Inc., 6.125%, 6/1/18	$1,250	$1,317,969

		$1,317,969

Automotive & Auto Parts — 2.1%
FCA US, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	$200	$209,760
General Motors Financial Co., Inc., 2.75%, 5/15/16	175	177,538
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	750	786,562

		$1,173,860

Broadcasting — 3.8%
AMC Networks, Inc., 7.75%, 7/15/21	$1,000	$1,095,000
Crown Media Holdings, Inc., 10.50%, 7/15/19	1,000	1,068,750

		$2,163,750

Building Materials — 1.1%
Interline Brands, Inc., 10.00%, 11/15/18(2)	$586	$616,765

		$616,765

Cable / Satellite TV — 3.3%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	$500	$520,275
CSC Holdings, LLC, 7.875%, 2/15/18	500	566,250
DISH DBS Corp., 4.625%, 7/15/17	750	774,375

		$1,860,900

Capital Goods — 1.0%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	$500	$552,935

		$552,935

Chemicals — 0.9%
Ashland, Inc., 3.00%, 3/15/16	$500	$504,688

		$504,688

Consumer Products — 1.8%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$1,000	$997,500

		$997,500

Security	Principal Amount (000’s omitted)	Value

Containers — 2.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.271%, 12/15/19(1)(3)	$1,000	$990,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	250	253,750

		$1,243,750

Diversified Financial Services — 11.2%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17(1)	$1,000	$998,750
Air Lease Corp., 5.625%, 4/1/17	750	803,437
Ally Financial, Inc., 8.00%, 12/31/18	250	283,125
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,278	1,305,157
CIT Group, Inc., 5.25%, 3/15/18	905	940,295
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500	503,750
International Lease Finance Corp., 2.221%, 6/15/16(3)	500	499,375
International Lease Finance Corp., 8.75%, 3/15/17	450	501,120
Navient Corp., 4.625%, 9/25/17	250	255,000
Navient Corp., 6.00%, 1/25/17	250	263,438

		$6,353,447

Diversified Media — 0.9%
IAC/InterActiveCorp, 4.875%, 11/30/18	$500	$520,000

		$520,000

Energy — 6.5%
American Energy-Permian Basin, LLC/AEPB Finance Corp., 6.779%, 8/1/19(1)(3)	$500	$377,500
Chesapeake Energy Corp., 3.525%, 4/15/19(3)	1,000	962,500
Chesapeake Energy Corp., 7.25%, 12/15/18	250	269,375
Sabine Pass LNG, LP, 7.50%, 11/30/16	1,000	1,070,100
Seadrill, Ltd., 6.50%, 10/5/15	1,000	1,010,000

		$3,689,475

Entertainment / Film — 0.9%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$518,750

		$518,750

Food / Beverage / Tobacco — 1.9%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,014	$1,089,949

		$1,089,949

13	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Gaming — 2.9%
MGM Resorts International, 6.625%, 7/15/15	$500	$504,375
MGM Resorts International, 6.875%, 4/1/16	500	522,500
Station Casinos, LLC, 7.50%, 3/1/21	75	81,187
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	500	507,500

		$1,615,562

Health Care — 5.8%
Alere, Inc., 7.25%, 7/1/18	$900	$959,625
Alere, Inc., 8.625%, 10/1/18	500	520,000
HCA, Inc., 6.50%, 2/15/16	1,250	1,298,437
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	500	530,625

		$3,308,687

Homebuilders / Real Estate — 0.9%
iStar Financial, Inc., 3.875%, 7/1/16	$250	$251,875
Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(1)	250	251,563

		$503,438

Leisure — 1.9%
NCL Corp., Ltd., 5.00%, 2/15/18	$500	$512,500
NCL Corp., Ltd., 5.25%, 11/15/19(1)	55	57,063
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	500	531,250

		$1,100,813

Metals / Mining — 0.9%
FMG Resources August 2006 Pty, Ltd., 6.875%, 2/1/18(1)	$222	$230,556
Novelis, Inc., 8.375%, 12/15/17	250	260,312

		$490,868

Restaurants — 1.4%
NPC International, Inc., 10.50%, 1/15/20	$750	$795,000

		$795,000

Services — 3.8%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 3.012%, 12/1/17(3)	$925	$931,937
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	30	30,753
Laureate Education, Inc., 10.00%, 9/1/19(1)	500	490,000
TransUnion, 8.125%, 6/15/18(2)	515	526,588
TransUnion, 9.625%, 6/15/18(2)	170	171,700

		$2,150,978

Security	Principal Amount (000’s omitted)	Value

Super Retail — 4.2%
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	$43	$43,914
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	1,295	1,307,950
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000	1,053,750

		$2,405,614

Technology — 8.7%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$500	$517,500
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	250	276,563
Brightstar Corp., 7.25%, 8/1/18(1)	650	694,687
Brightstar Corp., 9.50%, 12/1/16(1)	850	887,187
NXP BV/NXP Funding, LLC, 3.50%, 9/15/16(1)	500	508,750
NXP BV/NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,030,000
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,000	1,041,250

		$4,955,937

Telecommunications — 9.7%
Hughes Satellite Systems Corp., 6.50%, 6/15/19	$250	$275,625
Intelsat Luxembourg SA, 6.75%, 6/1/18	1,500	1,518,750
Level 3 Financing, Inc., 3.826%, 1/15/18(3)	750	758,438
Sprint Communications, Inc., 8.375%, 8/15/17	250	273,750
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,175	1,339,864
T-Mobile USA, Inc., 5.25%, 9/1/18	275	285,656
Telesat Canada/Telesat, LLC, 6.00%, 5/15/17(1)	1,000	1,018,000

		$5,470,083

Transportation Ex Air / Rail — 0.3%
XPO Logistics, Inc., 7.875%, 9/1/19(1)	$155	$165,657

		$165,657

Utilities — 2.7%
AES Corp. (The), 3.262%, 6/1/19(3)	$1,500	$1,503,750

		$1,503,750

Total Corporate Bonds & Notes (identified cost $47,405,471)		$47,141,175

14	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Interests — 13.4%(4)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing / Printing — 1.7%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$990	$997,941

		$997,941

Restaurants — 0.9%
NPC International, Inc., Term Loan, 4.00%, Maturing 12/28/18	$497	$496,399

		$496,399

Services — 6.1%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/10/21	$2,000	$2,023,126
Hertz Corporation (The), Term Loan, 4.00%, Maturing 3/11/18	495	497,411
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	985	957,666

		$3,478,203

Technology — 1.8%
First Data Corporation, Term Loan, 3.682%, Maturing 3/24/17	$1,000	$1,003,125

		$1,003,125

Telecommunications — 2.9%
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,600	$1,624,000

		$1,624,000

Total Senior Floating-Rate Interests (identified cost $7,549,859)		$7,599,668

Convertible Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.5%
Hologic, Inc., 0.00%, 12/15/43	$250	$294,063

		$294,063

Total Convertible Bonds (identified cost $276,476)		$294,063

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value

HILT, Series 2013-HLT, Class EFX, 5.609%, 11/5/30(1)(5)	$120	$123,206

		$123,206

Total Commercial Mortgage-Backed Securities (identified cost $120,143)		$123,206

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(6)	$642	$642,105

		$642,105

Total Short-Term Investments (identified cost $642,105)		$642,105

Total Investments — 98.5% (identified cost $55,994,054)		$55,800,217

Other Assets, Less Liabilities — 1.5%		$868,959

Net Assets — 100.0%		$56,669,176

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

HILT	–	Hilton USA Trust

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $16,366,607 or 28.9% of the Portfolio’s net assets.

(2)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(4)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and

15	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2015.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

16	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $55,351,949)	$55,158,112
Affiliated investment, at value (identified cost, $642,105)	642,105
Cash	7,727
Interest receivable	897,854
Interest receivable from affiliated investment	45
Receivable for investments sold	18,095
Total assets	$56,723,938

Liabilities
Payable to affiliates:
Investment adviser fee	$27,737
Trustees’ fees	277
Accrued expenses	26,748
Total liabilities	$54,762
Net Assets applicable to investors’ interest in Portfolio	$56,669,176

Sources of Net Assets
Investors’ capital	$56,863,013
Net unrealized depreciation	(193,837)
Total	$56,669,176

17	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income	$1,451,457
Interest allocated from affiliated investment	696
Expenses allocated from affiliated investment	(85)
Total investment income	$1,452,068

Expenses
Investment adviser fee	$170,677
Trustees’ fees and expenses	1,639
Custodian fee	19,562
Legal and accounting services	22,582
Miscellaneous	2,225
Total expenses	$216,685
Deduct —
Reduction of custodian fee	$9
Total expense reductions	$9

Net expenses	$216,676

Net investment income	$1,235,392

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(251,046)
Investment transactions allocated from affiliated investment	3
Net realized loss	$(251,043)
Change in unrealized appreciation (depreciation) —
Investments	$184,197
Net change in unrealized appreciation (depreciation)	$184,197

Net realized and unrealized loss	$(66,846)

Net increase in net assets from operations	$1,168,546

18	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$1,235,392	$2,709,998
Net realized gain (loss) from investment transactions	(251,043)	200,878
Net change in unrealized appreciation (depreciation) from investments	184,197	(1,171,954)
Net increase in net assets from operations	$1,168,546	$1,738,922
Capital transactions —
Contributions	$3,000,502	$9,566,264
Withdrawals	(5,311,052)	(9,202,430)
Net increase (decrease) in net assets from capital transactions	$(2,310,550)	$363,834

Net increase (decrease) in net assets	$(1,142,004)	$2,102,756

Net Assets
At beginning of period	$57,811,180	$55,708,424
At end of period	$56,669,176	$57,811,180

19	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2012(1)
Ratios/Supplemental Data			2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.76	%(3)	0.77%	0.80%	0.84	%(3)
Net investment income	4.34	%(3)	4.46%	4.91%	4.90	%(3)
Portfolio Turnover	19	%(4)	65%	92%	50	%(4)

Total Return	2.06	%(4)	2.87%	6.18%	5.00	%(4)

Net assets, end of period (000’s omitted)	$56,669		$57,811	$55,708	$52,467

(1)	For the period from the start of business, February 21, 2012, to October 31, 2012.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

20	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Short Duration High Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Short Duration High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 19.7%, 68.1% and 12.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

21

Short Duration High Income Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $170,677 or 0.60% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $10,528,113 and $11,372,335, respectively, for the six months ended April 30, 2015.

22

Short Duration High Income Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,979,757

Gross unrealized appreciation	$380,059
Gross unrealized depreciation	(559,599)

Net unrealized depreciation	$(179,540)

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

6  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$47,141,175	$—	$47,141,175
Senior Floating-Rate Interests	—	7,599,668	—	7,599,668
Convertible Bonds	—	294,063	—	294,063
Commercial Mortgage-Backed Securities	—	123,206	—	123,206
Short-Term Investments	—	642,105	—	642,105

Total Investments	$—	$55,800,217	$—	$55,800,217

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

23

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

24

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Short Duration High Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Short Duration High Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the abilities and experience of such investment personnel in making investments in fixed-income securities, including those with below-investment grade ratings and durations of three years or less. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolio, including the provision of administrative services.

25

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the period since inception through September 30, 2014 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

26

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Short Duration High Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Short Duration High Income Portfolio

Michael W. Weilheimer

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration High Income Fund and Short Duration High Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser of Short Duration High Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Duration High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

14893 4.30.15

Eaton Vance Short Duration Strategic Income Fund Semiannual Report April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Short Duration Strategic Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	55

Officers and Trustees	59

Important Notices	60

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Performance1,2

Portfolio Managers Eric A. Stein, CFA and Andrew Szczurowski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/23/1998	11/26/1990	1.90%	4.95%	3.95%	5.71%
Class A with 2.25% Maximum Sales Charge	—	—	–0.37	2.59	3.48	5.47
Class B at NAV	11/26/1990	11/26/1990	1.65	4.17	3.17	4.91
Class B with 5% Maximum Sales Charge	—	—	–3.24	–0.74	2.84	4.91
Class C at NAV	05/25/1994	11/26/1990	1.51	4.17	3.17	4.89
Class C with 1% Maximum Sales Charge	—	—	0.53	3.19	3.17	4.89
Class I at NAV	04/03/2009	11/26/1990	2.16	5.22	4.23	5.85
Class R at NAV	08/03/2009	11/26/1990	1.91	4.81	3.74	5.58
Barclays U.S. Aggregate Bond Index	—	—	2.06%	4.46%	4.12%	4.74%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
Gross		1.17%	1.93%	1.93%	0.90%	1.42%
Net		1.13	1.89	1.89	0.86	1.38

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Fund Profile4

Portfolio Allocation (% of net assets) * Amount is less than 0.05%.	Asset Allocation (% of net assets) * Net of securities sold short.

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The Gross Expense Ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratios exclude interest expense associated with certain investment transactions.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

Fund profile subject to change due to active management.

4

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,019.00	$5.31	1.06%
Class B	$1,000.00	$1,016.50	$9.05	1.81%
Class C	$1,000.00	$1,015.10	$9.04	1.81%
Class I	$1,000.00	$1,021.60	$4.06	0.81%
Class R	$1,000.00	$1,019.10	$6.56	1.31%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.31	1.06%
Class B	$1,000.00	$1,015.80	$9.05	1.81%
Class C	$1,000.00	$1,015.80	$9.05	1.81%
Class I	$1,000.00	$1,020.80	$4.06	0.81%
Class R	$1,000.00	$1,018.30	$6.56	1.31%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets

Bond Portfolio (identified cost, $0)		$1	0.0	%(1)
Boston Income Portfolio (identified cost, $147,406,778)		168,091,620	6.7
Currency Income Advantage Portfolio (identified cost, $43,459,790)		41,445,728	1.6
Eaton Vance Floating Rate Portfolio (identified cost, $562,046)		20,922	0.0	(1)
Emerging Markets Local Income Portfolio (identified cost, $45,482,857)		43,473,620	1.7
Global Macro Absolute Return Advantage Portfolio (identified cost, $257,942,335)		254,221,982	10.1
Global Macro Capital Opportunities Portfolio (identified cost, $1,727,369)		1	0.0	(1)
Global Macro Portfolio (identified cost, $390,668,623)		407,078,760	16.2
Global Opportunities Portfolio (identified cost, $1,316,372,181)		1,307,379,352	52.0
High Income Opportunities Portfolio (identified cost, $98,975,486)		110,372,035	4.4
International Income Portfolio (identified cost, $0)		83,242	0.0	(1)
Senior Debt Portfolio (identified cost, $71,587,908)		72,038,351	2.9
Short Duration High Income Portfolio (identified cost, $38,666,262)		38,571,626	1.5

Total Investments in Affiliated Portfolios (identified cost $2,412,851,635)		$2,442,777,240	97.1%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Eaton Vance Institutional Emerging Markets Debt Fund	5,315,813	$49,543,376	2.0%

Total Investments in Affiliated Investment Funds (identified cost $51,845,761)		$49,543,376	2.0%

Short-Term Investments

Description	Principal Amount	Value	% of Net Assets

State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/15	$564,060	$564,060	0.0	%(1)

Total Short-Term Investments (identified cost $564,060)		$564,060	0.0	%(1)

Total Investments (identified cost $2,465,261,456)		$2,492,884,676	99.1%

Other Assets, Less Liabilities		$23,355,443	0.9%

Net Assets		$2,516,240,119	100.0%

(1)	Amount is less than 0.05%.

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Affiliated investments, at value (identified cost, $2,464,697,396)	$2,492,320,616
Unaffiliated investment, at value (identified cost, $564,060)	564,060
Receivable for Fund shares sold	30,712,614
Total assets	$2,523,597,290

Liabilities
Payable for Fund shares redeemed	$6,338,280
Payable to affiliates:
Investment adviser fee	323
Distribution and service fees	780,739
Trustees’ fees	42
Accrued expenses	237,787
Total liabilities	$7,357,171
Net Assets	$2,516,240,119

Sources of Net Assets
Paid-in capital	$2,414,850,410
Accumulated net realized gain from Portfolios	89,658,961
Accumulated distributions in excess of net investment income	(15,892,472)
Net unrealized appreciation	27,623,220
Total	$2,516,240,119

Class A Shares
Net Assets	$1,077,758,982
Shares Outstanding	139,545,433
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.72
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$7.90

Class B Shares
Net Assets	$47,891,476
Shares Outstanding	6,576,609
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.28

Class C Shares
Net Assets	$650,837,597
Shares Outstanding	89,337,644
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.29

Class I Shares
Net Assets	$736,036,554
Shares Outstanding	95,441,613
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.71

Class R Shares
Net Assets	$3,715,510
Shares Outstanding	480,245
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.74

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends from Affiliated Investment Fund	$1,845,761
Interest income	52
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $527,114)	48,419,862
Dividends allocated from affiliated Portfolios (net of foreign taxes, $10,208)	2,849,743
Expenses, excluding interest expense, allocated from affiliated Portfolios	(7,235,860)
Interest expense allocated from affiliated Portfolios	(84,992)
Total investment income	$45,794,566

Expenses
Investment adviser fee	$3,214
Distribution and service fees
Class A	1,143,557
Class B	255,464
Class C	2,975,665
Class R	4,558
Trustees’ fees and expenses	250
Custodian fee	37,527
Transfer and dividend disbursing agent fees	665,511
Legal and accounting services	61,334
Printing and postage	63,437
Registration fees	103,267
Miscellaneous	13,685
Total expenses	$5,327,469

Net investment income	$40,467,097

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions — affiliated Portfolios	$1,051,868
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (net of foreign capital gains taxes of $603,711)	(9,284,153)
Written options	11,548,039
Futures contracts	(14,642,788)
Swap contracts	2,911,761
Forward commodity contracts	166,955
Foreign currency and forward foreign currency exchange contract transactions	54,312,338
Non-deliverable bond forward contracts	975,047
Net realized gain	$47,039,067
Change in unrealized appreciation (depreciation) —
Investments — affiliated Portfolios	$(1,051,868)
Affiliated Investment Funds	(2,251,312)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (net of decrease in accrued foreign capital gains taxes of $229,270 and including net decrease of $197,138 from precious metals)	7,260,994
Written options	(11,570,779)
Securities sold short	261,922
Futures contracts	(10,294,571)
Swap contracts	3,829,773
Forward commodity contracts	(180,801)
Foreign currency and forward foreign currency exchange contracts	(34,824,304)
Non-deliverable bond forward contracts	1,200,403
Net change in unrealized appreciation (depreciation)	$(47,620,543)

Net realized and unrealized loss	$(581,476)

Net increase in net assets from operations	$39,885,621

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$40,467,097	$85,667,914
Net realized gain from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	47,039,067	25,507,247
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(47,620,543)	(15,526,281)
Net increase in net assets from operations	$39,885,621	$95,648,880
Distributions to shareholders —
From net investment income
Class A	$(19,547,302)	$(44,658,002)
Class B	(862,131)	(2,554,713)
Class C	(10,298,024)	(24,697,885)
Class I	(11,171,713)	(16,743,679)
Class R	(39,555)	(66,322)
From net realized gain
Class A	(17,907,360)	—
Class B	(1,152,082)	—
Class C	(12,920,559)	—
Class I	(7,992,571)	—
Class R	(32,011)	—
Total distributions to shareholders	$(81,923,308)	$(88,720,601)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$349,735,434	$163,229,582
Class B	664,689	999,276
Class C	131,414,138	47,935,844
Class I	468,757,415	155,803,082
Class R	2,206,254	386,624
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	35,681,578	42,400,249
Class B	1,751,853	2,195,076
Class C	20,581,259	21,739,067
Class I	16,119,551	12,610,994
Class R	64,538	61,864
Cost of shares redeemed
Class A	(139,900,039)	(484,659,405)
Class B	(5,140,364)	(16,962,675)
Class C	(72,609,587)	(211,851,754)
Class I	(94,851,155)	(210,138,581)
Class R	(25,086)	(326,366)
Net asset value of shares exchanged
Class A	4,000,756	8,174,904
Class B	(4,000,756)	(8,174,904)
Net increase (decrease) in net assets from Fund share transactions	$714,450,478	$(476,577,123)

Net increase (decrease) in net assets	$672,412,791	$(469,648,844)

Net Assets
At beginning of period	$1,843,827,328	$2,313,476,172
At end of period	$2,516,240,119	$1,843,827,328

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(15,892,472)	$(14,440,844)

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$7.900		$7.860		$8.150		$8.030		$8.210		$7.950

Income (Loss) From Operations
Net investment income(1)	$0.159		$0.356		$0.321		$0.336		$0.296		$0.299
Net realized and unrealized gain (loss)	(0.015)		0.055		(0.232)		0.163		(0.076)		0.388

Total income from operations	$0.144		$0.411		$0.089		$0.499		$0.220		$0.687

Less Distributions
From net investment income	$(0.161)		$(0.371)		$(0.246)		$(0.283)		$(0.400)		$(0.427)
From net realized gain	(0.163)		—		(0.024)		(0.096)		—		—
Tax return of capital	—		—		(0.109)		—		—		—

Total distributions	$(0.324)		$(0.371)		$(0.379)		$(0.379)		$(0.400)		$(0.427)

Net asset value — End of period	$7.720		$7.900		$7.860		$8.150		$8.030		$8.210

Total Return(2)	1.90	%(3)	5.35%		1.07%		6.38%		2.71%		8.83%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,077,759		$846,873		$1,114,267		$1,480,803		$1,676,019		$1,679,836
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.06	%(6)(7)	1.17	%(7)	1.16	%(7)	1.15	%(7)	1.08	%(7)	1.01%
Net investment income	4.14	%(6)	4.53%		3.97%		4.18%		3.63%		3.68%
Portfolio Turnover of the Fund(8)	7	%(3)	53%		24%		23%		8%		19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.04%, 0.10% 0.12% and 0.05% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$7.450		$7.420		$7.690		$7.570		$7.750		$7.500

Income (Loss) From Operations
Net investment income(1)	$0.123		$0.280		$0.246		$0.260		$0.221		$0.226
Net realized and unrealized gain (loss)	(0.005)		0.042		(0.217)		0.160		(0.080)		0.374

Total income from operations	$0.118		$0.322		$0.029		$0.420		$0.141		$0.600

Less Distributions
From net investment income	$(0.125)		$(0.292)		$(0.189)		$(0.204)		$(0.321)		$(0.350)
From net realized gain	(0.163)		—		(0.024)		(0.096)		—		—
Tax return of capital	—		—		(0.086)		—		—		—

Total distributions	$(0.288)		$(0.292)		$(0.299)		$(0.300)		$(0.321)		$(0.350)

Net asset value — End of period	$7.280		$7.450		$7.420		$7.690		$7.570		$7.750

Total Return(2)	1.65	%(3)	4.42%		0.35%		5.67%		1.83%		8.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,891		$55,844		$77,536		$107,632		$136,050		$162,476
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.81	%(6)(7)	1.93	%(7)	1.91	%(7)	1.90	%(7)	1.83	%(7)	1.76%
Net investment income	3.38	%(6)	3.76%		3.21%		3.43%		2.88%		2.95%
Portfolio Turnover of the Fund(8)	7	%(3)	53%		24%		23%		8%		19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.04%, 0.10% 0.12% and 0.05% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$7.460		$7.420		$7.690		$7.580		$7.750		$7.510

Income (Loss) From Operations
Net investment income(1)	$0.123		$0.279		$0.245		$0.260		$0.222		$0.224
Net realized and unrealized gain (loss)	(0.005)		0.053		(0.216)		0.150		(0.071)		0.366

Total income from operations	$0.118		$0.332		$0.029		$0.410		$0.151		$0.590

Less Distributions
From net investment income	$(0.125)		$(0.292)		$(0.189)		$(0.204)		$(0.321)		$(0.350)
From net realized gain	(0.163)		—		(0.024)		(0.096)		—		—
Tax return of capital	—		—		(0.086)		—		—		—

Total distributions	$(0.288)		$(0.292)		$(0.299)		$(0.300)		$(0.321)		$(0.350)

Net asset value — End of period	$7.290		$7.460		$7.420		$7.690		$7.580		$7.750

Total Return(2)	1.51	%(3)	4.56%		0.35%		5.53%		1.96%		8.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$650,838		$584,964		$724,705		$877,526		$892,991		$780,986
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.81	%(6)(7)	1.93	%(7)	1.91	%(7)	1.90	%(7)	1.83	%(5)	1.76%
Net investment income	3.39	%(6)	3.76%		3.21%		3.43%		2.88%		2.92%
Portfolio Turnover of the Fund(8)	7	%(3)	53%		24%		23%		8%		19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.04%, 0.10% 0.12% and 0.05% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$7.880		$7.850		$8.140		$8.020		$8.200		$7.930

Income (Loss) From Operations
Net investment income(1)	$0.169		$0.371		$0.340		$0.356		$0.316		$0.312
Net realized and unrealized gain (loss)	(0.005)		0.049		(0.231)		0.163		(0.077)		0.403

Total income from operations	$0.164		$0.420		$0.109		$0.519		$0.239		$0.715

Less Distributions
From net investment income	$(0.171)		$(0.390)		$(0.261)		$(0.303)		$(0.419)		$(0.445)
From net realized gain	(0.163)		—		(0.024)		(0.096)		—		—
Tax return of capital	—		—		(0.114)		—		—		—

Total distributions	$(0.334)		$(0.390)		$(0.399)		$(0.399)		$(0.419)		$(0.445)

Net asset value — End of period	$7.710		$7.880		$7.850		$8.140		$8.020		$8.200

Total Return(2)	2.16	%(3)	5.49%		1.33%		6.66%		2.95%		9.23%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$736,037		$354,633		$395,581		$439,393		$400,587		$238,933
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.81	%(6)(7)	0.90	%(7)	0.91	%(7)	0.90	%(7)	0.84	%(7)	0.76%
Net investment income	4.39	%(6)	4.72%		4.20%		4.43%		3.89%		3.84%
Portfolio Turnover of the Fund(8)	7	%(3)	53%		24%		23%		8%		19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.04%, 0.10% 0.12% and 0.06% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$7.910		$7.880		$8.160		$8.030		$8.220		$7.940

Income (Loss) From Operations
Net investment income(1)	$0.154		$0.334		$0.299		$0.317		$0.276		$0.266
Net realized and unrealized gain (loss)	(0.009)		0.047		(0.220)		0.172		(0.086)		0.422

Total income from operations	$0.145		$0.381		$0.079		$0.489		$0.190		$0.688

Less Distributions
From net investment income	$(0.152)		$(0.351)		$(0.232)		$(0.263)		$(0.380)		$(0.408)
From net realized gain	(0.163)		—		(0.024)		(0.096)		—		—
Tax return of capital	—		—		(0.103)		—		—		—

Total distributions	$(0.315)		$(0.351)		$(0.359)		$(0.359)		$(0.380)		$(0.408)

Net asset value — End of period	$7.740		$7.910		$7.880		$8.160		$8.030		$8.220

Total Return(2)	1.91	%(3)	4.94%		0.95%		6.25%		2.33%		8.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,716		$1,513		$1,387		$1,517		$1,122		$577
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.31	%(6)(7)	1.42	%(7)	1.41	%(7)	1.40	%(7)	1.33	%(7)	1.26%
Net investment income	4.01	%(6)	4.24%		3.68%		3.94%		3.38%		3.26%
Portfolio Turnover of the Fund(8)	7	%(3)	53%		24%		23%		8%		19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Includes interest and dividend expense, primarily on securities sold short, of 0.01%, 0.04%, 0.10% 0.12% and 0.06% for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Strategic Income Fund, (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in the following thirteen portfolios managed by Eaton Vance Management (EVM) or its affiliates: Bond Portfolio, Boston Income Portfolio, Currency Income Advantage Portfolio, Eaton Vance Floating Rate Portfolio, Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Capital Opportunities Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Senior Debt Portfolio and Short Duration High Income Portfolio (the Portfolios), which are Massachusetts business trusts and in shares of Eaton Vance Institutional Emerging Markets Debt Fund (the Affiliated Investment Fund). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Bond Portfolio, Boston Income Portfolio, Currency Income Advantage Portfolio, Eaton Vance Floating Rate Portfolio, Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Capital Opportunities Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Senior Debt Portfolio and Short Duration High Income Portfolio (less than 0.05%, 3.2%, 82.0%, less than 0.05%, 13.4%, 14.4%, less than 0.05%, 8.7%, 87.4%, 9.9%, less than 0.05%, 1.2%, and 68.1%, respectively, at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Fund. The financial statements of Global Opportunities Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements and the Affiliated Investment Fund’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Global Opportunities Portfolio is discussed in Note 1A of such Portfolios Consolidated Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of the other Portfolios in which the Fund invests.

Additional valuation policies for the other Portfolios are as follows:

Equity Securities. Preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investment in the Affiliated Investment Fund is valued at the closing net asset value per share.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income on direct investments in the Affiliated Investment Fund is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

15

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolios.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date. Realized gains and losses on investments sold are determined on the basis of identified cost.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,445,346,537

Gross unrealized appreciation	$73,231,073
Gross unrealized depreciation	(25,692,934)

Net unrealized appreciation	$47,538,139

16

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ adviser fee. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2015, the Fund’s allocated portion of the adviser fees paid by the Portfolios totaled $6,261,514 and the adviser fee paid by the Fund on Investable Assets amounted to $3,214. For the six months ended April 30, 2015, the Fund’s investment adviser fee, including the adviser fees allocated from the Portfolios, was 0.61% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $20,826 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $67,687 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 5) and contingent deferred sales charges (see Note 6).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $1,845,761 and none, respectively, for the six months ended April 30, 2015.

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $1,143,557 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $191,598 and $2,231,749 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $2,279 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $63,866, $743,916 and $2,279 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are

17

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $1,000, $31,000 and $13,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

7  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Bond Portfolio	$—	$17,102
Boston Income Portfolio	—	4,533,059
Global Macro Absolute Return Advantage Portfolio	60,903,762	3,659,479
Global Macro Capital Opportunities Portfolio	—	40,335,642
Global Macro Portfolio	57,524,058	3,083,600
Global Opportunities Portfolio	513,023,554	73,133,904
High Income Opportunities Portfolio	34,749,830	—
International Income Portfolio	—	7,050,000
Senior Debt Portfolio	70,942,694	—
Short Duration High Income Portfolio	—	3,820,000

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	45,181,956	20,741,855
Issued to shareholders electing to receive payments of distributions in Fund shares	4,645,006	5,394,234
Redemptions	(18,049,913)	(61,596,095)
Exchange from Class B shares	514,451	1,038,388

Net increase (decrease)	32,291,500	(34,421,618)

Class B	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	91,386	134,643
Issued to shareholders electing to receive payments of distributions in Fund shares	242,193	295,941
Redemptions	(703,090)	(2,284,354)
Exchange to Class A shares	(545,714)	(1,100,843)

Net decrease	(915,225)	(2,954,613)

18

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	17,979,059	6,449,623
Issued to shareholders electing to receive payments of distributions in Fund shares	2,841,914	2,928,215
Redemptions	(9,929,572)	(28,535,624)

Net increase (decrease)	10,891,401	(19,157,786)

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	60,628,844	19,776,200
Issued to shareholders electing to receive payments of distributions in Fund shares	2,099,903	1,606,592
Redemptions	(12,264,794)	(26,770,339)

Net increase (decrease)	50,463,953	(5,387,547)

Class R	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	283,757	48,875
Issued to shareholders electing to receive payments of distributions in Fund shares	8,385	7,853
Redemptions	(3,227)	(41,500)

Net increase	288,915	15,228

9  Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the six months ended April 30, 2015 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Realized gain (loss)	Value, end of period
Eaton Vance Institutional Emerging Markets Debt Fund	$49,948,927	$1,845,761	$—	$1,845,761	$—	$49,543,376

Total	$49,948,927	$1,845,761	$—	$1,845,761	$—	$49,543,376

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

19

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$2,442,777,240	$—	$—	$2,442,777,240
Investments in Affiliated Investment Funds	49,543,376	—	—	49,543,376
Short-Term Investments	—	564,060	—	564,060

Total Investments	$2,492,320,616	$564,060	$—	$2,492,884,676

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Global Opportunities Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 16.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$293,452	$346,653
Series 2631, (Interest Only), Class DS, 6.919%, 6/15/33(1)(2)	6,565,867	1,230,326
Series 2953, (Interest Only), Class LS, 6.519%, 12/15/34(1)(2)	6,047,954	796,175
Series 2956, (Interest Only), Class SL, 6.819%, 6/15/32(1)(2)	3,035,134	555,884
Series 3114, (Interest Only), Class TS, 6.469%, 9/15/30(1)(2)	10,271,334	1,720,162
Series 3153, (Interest Only), Class JI, 6.439%, 5/15/36(1)(2)	6,486,731	1,078,843
Series 3727, (Interest Only), Class PS, 6.519%, 11/15/38(1)(2)	20,780,017	2,271,200
Series 3745, (Interest Only), Class SA, 6.569%, 3/15/25(1)(2)	6,978,324	918,717
Series 3780, (Interest Only), Class PS, 6.269%, 8/15/35(1)(2)	11,692,370	746,603
Series 3845, (Interest Only), Class ES, 6.469%, 1/15/29(1)(2)	6,944,498	770,350
Series 3919, (Interest Only), Class SL, 6.469%, 10/15/40(1)(2)	5,064,539	401,061
Series 3969, (Interest Only), Class SB, 6.469%, 2/15/30(1)(2)	5,639,352	774,121
Series 3973, (Interest Only), Class SG, 6.469%, 4/15/30(1)(2)	8,223,761	1,200,152
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(2)	6,354,314	1,284,565
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(2)	30,705,871	5,473,592
Series 4067, (Interest Only) Class JI, 3.50%, 6/15/27(2)	25,978,052	3,523,162
Series 4070, (Interest Only), Class S, 5.919%, 6/15/32(1)(2)	31,830,842	5,794,426
Series 4095, (Interest Only), Class HS, 5.919%, 7/15/32(1)(2)	13,653,843	2,660,442
Series 4109, (Interest Only), Class ES, 5.969%, 12/15/41(1)(2)	8,148,161	414,129
Series 4109, (Interest Only), Class KS, 5.919%, 5/15/32(1)(2)	15,104,765	1,519,984
Series 4109, (Interest Only), Class SA, 6.019%, 9/15/32(1)(2)	11,652,978	2,374,904
Series 4149, (Interest Only), Class S, 6.069%, 1/15/33(1)(2)	9,041,172	1,936,443
Series 4163, (Interest Only), Class GS, 6.019%, 11/15/32(1)(2)	6,593,360	1,483,588
Series 4169, (Interest Only), Class AS, 6.069%, 2/15/33(1)(2)	11,495,771	2,327,899
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(2)	11,271,344	1,306,618

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(2)	$19,319,317	$2,532,766
Series 4189, (Interest Only), Class SQ, 5.969%, 12/15/42(1)(2)	12,905,125	2,687,232
Series 4203, (Interest Only), Class QS, 6.069%, 5/15/43(1)(2)	8,517,342	1,801,837
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(2)	10,994,335	708,809
Series 4273, Class SP, 11.522%, 11/15/43(1)	2,315,637	2,497,519
Series 4316, (Interest Only), Class JS, 5.919%, 1/15/44(1)(2)	18,288,205	3,040,431
Series 4326, Class TS, 13.186%, 4/15/44(1)	11,527,097	12,842,122
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(2)	9,367,290	1,800,851
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(2)	10,032,184	1,772,134
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(2)	20,923,599	4,105,030
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(2)	9,980,886	1,838,740
Series 4381, (Interest Only), Class SK, 5.969%, 6/15/44(1)(2)	20,735,743	3,433,052
Series 4388, (Interest Only), Class MS, 5.919%, 9/15/44(1)(2)	23,435,189	3,875,385
Series 4407, Class LN, 8.902%, 12/15/43(1)	4,894,852	5,368,849
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	6,086,407	5,309,846
Series 4443, Class ZJ, 3.00%, 9/15/44	5,044,478	5,051,904

		$101,576,506

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$466,936	$518,366
Series 2004-46, (Interest Only), Class SI, 5.819%, 5/25/34(1)(2)	9,957,775	1,482,330
Series 2005-17, (Interest Only), Class SA, 6.519%, 3/25/35(1)(2)	4,581,359	930,459
Series 2005-71, (Interest Only), Class SA, 6.569%, 8/25/25(1)(2)	5,772,735	782,746
Series 2005-105, (Interest Only), Class S, 6.519%, 12/25/35(1)(2)	4,593,628	797,281
Series 2006-44, (Interest Only), Class IS, 6.419%, 6/25/36(1)(2)	4,013,377	776,999
Series 2006-65, (Interest Only), Class PS, 7.039%, 7/25/36(1)(2)	3,967,487	748,276
Series 2006-96, (Interest Only), Class SN, 7.019%, 10/25/36(1)(2)	5,708,062	999,318
Series 2006-104, (Interest Only), Class SD, 6.459%, 11/25/36(1)(2)	3,881,888	669,371
Series 2006-104, (Interest Only), Class SE, 6.449%, 11/25/36(1)(2)	2,587,926	445,572

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Federal National Mortgage Association: (continued)
Series 2007-50, (Interest Only), Class LS, 6.269%, 6/25/37(1)(2)	$5,577,602	$936,069
Series 2008-26, (Interest Only), Class SA, 6.019%, 4/25/38(1)(2)	7,937,228	1,358,540
Series 2008-61, (Interest Only), Class S, 5.919%, 7/25/38(1)(2)	11,743,135	2,062,117
Series 2009-62, Class WA, 5.566%, 8/25/39(4)	3,794,911	4,295,970
Series 2010-99, (Interest Only), Class NS, 6.419%, 3/25/39(1)(2)	13,172,781	1,457,349
Series 2010-124, (Interest Only), Class SJ, 5.869%, 11/25/38(1)(2)	7,495,156	1,051,041
Series 2010-135, (Interest Only), Class SD, 5.819%, 6/25/39(1)(2)	15,201,748	2,003,492
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(2)	27,272,978	1,248,099
Series 2011-45, (Interest Only), Class SA, 6.469%, 1/25/29(1)(2)	16,176,056	1,652,904
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(2)	11,832,850	1,522,797
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(2)	8,825,338	1,136,855
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(2)	14,971,579	1,864,115
Series 2012-24, (Interest Only), Class S, 5.319%, 5/25/30(1)(2)	7,843,613	1,035,633
Series 2012-30, (Interest Only), Class SK, 6.369%, 12/25/40(1)(2)	20,117,096	3,750,979
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(2)	20,276,617	2,772,311
Series 2012-56, (Interest Only), Class SU, 6.569%, 8/25/26(1)(2)	14,497,319	1,556,358
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(2)	28,391,779	4,041,509
Series 2012-76, (Interest Only), Class GS, 5.869%, 9/25/39(1)(2)	16,048,894	2,595,194
Series 2012-124, (Interest Only), Class IO, 1.489%, 11/25/42(2)(4)	37,573,101	2,533,122
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(2)	7,912,579	1,796,811
Series 2012-150, (Interest Only), Class PS, 5.969%, 1/25/43(1)(2)	16,416,575	3,486,071
Series 2012-150, (Interest Only), Class SK, 5.969%, 1/25/43(1)(2)	25,302,936	4,925,070
Series 2013-6, Class TA, 1.50%, 1/25/43(5)	6,975,615	6,703,253
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(2)	41,628,478	7,933,035
Series 2013-12, (Interest Only), Class SP, 5.469%, 11/25/41(1)(2)	8,708,930	1,430,220
Series 2013-15, (Interest Only), Class DS, 6.019%, 3/25/33(1)(2)	18,780,541	3,817,021

Security	Principal Amount	Value
Federal National Mortgage Association: (continued)
Series 2013-23, (Interest Only), Class CS, 6.069%, 3/25/33(1)(2)	$10,639,326	$2,305,304
Series 2013-54, (Interest Only), Class HS, 6.119%, 10/25/41(1)(2)	21,232,376	3,632,370
Series 2013-64, (Interest Only), Class PS, 6.069%, 4/25/43(1)(2)	13,050,300	2,707,645
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(2)	16,020,806	2,586,822
Series 2013-75, (Interest Only), Class SC, 6.069%, 7/25/42(1)(2)	33,726,152	5,801,848
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(2)	10,769,271	1,725,417
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(2)	10,457,418	2,075,585
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(2)	6,918,613	1,360,645
Series 2014-41, (Interest Only), Class SA, 5.869%, 7/25/44(1)(2)	13,873,862	2,771,679
Series 2014-43, (Interest Only), Class PS, 5.919%, 3/25/42(1)(2)	19,748,175	3,649,830
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(2)	24,159,181	4,428,076
Series 2014-64, (Interest Only) Class BI, 3.50%, 3/25/44(2)	10,452,951	1,722,908
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(2)	19,685,362	3,727,709
Series 2014-72, Class CS, 8.91%, 11/25/44(1)	3,490,816	3,577,566
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	26,381,605	2,057,190
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(2)	24,815,852	3,850,869
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(2)	13,946,458	2,531,403
Series G94-7, Class PJ, 7.50%, 5/17/24	720,606	834,642

		$128,464,161

Government National Mortgage Association:
Series 2010-134, (Interest Only), Class ES, 5.82%, 11/20/39(1)(2)	$22,491,783	$2,831,081
Series 2011-48, (Interest Only), Class SD, 6.49%, 10/20/36(1)(2)	20,811,284	2,249,258
Series 2013-24, Class KS, 5.543%, 2/20/43(1)	577,976	581,569
Series 2013-168, Class US, 11.519%, 11/20/43(1)	1,013,119	1,053,779
Series 2014-68, (Interest Only), Class KI, 1.428%, 10/20/42(2)(4)	36,195,171	1,173,911
Series 2014-117, Class HS, 31.356%, 8/20/44(1)	3,347,421	4,315,168
Series 2014-132, Class SC, 13.342%, 9/20/44(1)	531,717	534,806

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Government National Mortgage Association: (continued)
Series 2014-146, Class S, 5.879%, 10/20/44(1)	$3,792,189	$3,856,128

		$16,595,700

Total Collateralized Mortgage Obligations (identified cost $248,419,262)		$246,636,367

Mortgage Pass-Throughs — 4.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.881%, with maturity at 2035(6)	$1,098,782	$1,170,437
4.387%, with maturity at 2030(6)	412,954	449,201
6.50%, with maturity at 2036	2,757,557	3,202,522
7.00%, with various maturities to 2036	4,650,917	5,435,034
7.50%, with maturity at 2035	1,490,604	1,764,537
8.00%, with maturity at 2026	783,695	860,643

		$12,882,374

Federal National Mortgage Association:
3.717%, with maturity at 2035(6)	$1,187,872	$1,292,138
3.855%, with maturity at 2035(6)	2,574,079	2,800,019
6.00%, with various maturities to 2032	1,061,099	1,220,623
6.50%, with various maturities to 2036	3,922,125	4,549,476
7.00%, with various maturities to 2037	7,993,335	9,369,709
7.50%, with maturity at 2035	7,612,988	9,102,760
8.50%, with maturity at 2032	441,033	548,717
9.50%, with maturity at 2020(5)	1,324,806	1,518,333

		$30,401,775

Government National Mortgage Association:
7.00%, with various maturities to 2035	$15,327,293	$18,279,786
7.50%, with various maturities to 2022	1,609,850	1,843,294

		$20,123,080

Total Mortgage Pass-Throughs (identified cost $59,047,700)		$63,407,229

Commercial Mortgage-Backed Securities — 8.8%

Security	Principal Amount	Value
A10 Securitization LLC, Series 2015-1, Class B, 4.12%, 4/15/34(7)	$5,100,000	$5,099,929
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(7)	1,500,000	1,709,030
CGCMT, Series 2014-GC23, Class D, 4.658%, 7/10/47(4)(7)	6,683,000	6,385,957
COMM, Series 2013-CR10, Class D, 4.953%, 8/10/46(4)(7)	5,000,000	5,001,875

Security	Principal Amount	Value
COMM, Series 2013-CR11, Class D, 5.339%, 10/10/46(4)(7)	$6,250,000	$6,357,912
COMM, Series 2014-CR20, Class D, 3.222%, 11/10/47(7)	5,650,000	4,770,363
COMM, Series 2014-CR21, Class D, 4.067%, 12/10/47(4)(7)	5,311,000	4,811,261
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(7)	2,675,000	2,370,930
COMM, Series 2015-CR22, Class D, 4.266%, 3/10/48(4)(7)	6,775,000	6,179,498
COMM, Series 2015-LC19, Class D, 2.867%, 2/10/48(7)	2,000,000	1,654,951
CSAIL, Series 2015-C1, Class C, 4.445%, 4/15/50	700,000	725,153
ESA, Series 2013-ESH5, Class D5, 4.316%, 12/5/31(4)(7)	4,560,000	4,602,317
GSMS, Series 2014-GC26, Class C, 4.662%, 11/10/47(4)	2,794,000	2,911,720
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(7)	7,855,000	8,015,631
JPMBB, Series 2014-C19, Class D, 4.833%, 4/15/47(4)(7)	1,850,000	1,757,719
JPMBB, Series 2014-C21, Class D, 4.816%, 8/15/47(4)	1,600,000	1,535,696
JPMBB, Series 2014-C22, Class D, 4.713%, 9/15/47(4)(7)	4,150,000	3,908,667
JPMBB, Series 2014-C23, Class D, 4.109%, 9/15/47(4)(7)	7,150,000	6,551,137
JPMBB, Series 2014-C25, Class D, 4.098%, 11/15/47(4)(7)	8,000,000	7,224,864
JPMCC, Series 2006-LDP9, Class AM, 5.372%, 5/15/47	8,000,000	8,304,596
Motel 6, Series 2015-MTL6, Class D, 4.532%, 2/5/30(7)	5,200,000	5,279,932
MSBAM, Series 2013-C11, Class D, 4.563%, 8/15/46(4)(7)	5,000,000	4,919,500
MSBAM, Series 2014-C15, Class D, 5.061%, 4/15/47(4)(7)	2,450,000	2,440,996
UBSBB, Series 2012-C4, Class D, 4.649%, 12/10/45(4)(7)	5,000,000	4,987,523
UBSCM, Series 2012-C1, Class D, 5.727%, 5/10/45(4)(7)	2,625,750	2,762,189
WF-RBS, Series 2012-C7, Class D, 5.00%, 6/15/45(4)(7)	2,598,000	2,775,523
WF-RBS, Series 2014-C24, Class D, 3.692%, 11/15/47(7)	8,000,000	7,080,040
WFCM, Series 2015-C26, Class D, 3.586%, 2/15/48(7)	7,500,000	6,516,007
WFCM, Series 2015-NXS1, Class D, 4.106%, 5/15/48(4)	5,232,000	4,827,399

Total Commercial Mortgage-Backed Securities (identified cost $128,796,468)		$131,468,315

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 5.5%

Security	Principal Amount	Value
APID, Series 2012-9AR, Class ER, 6.375%, 7/15/23(7)(8)	$3,400,000	$3,400,000
APID, Series 2014-19A, Class D, 4.024%, 10/17/26(7)(8)	5,000,000	4,894,286
ARES, Series 2014-32A, Class C, 4.445%, 11/15/25(7)(8)	5,000,000	5,016,620
BABSN, Series 2014-IIA, Class D, 3.874%, 10/17/26(7)(8)	5,000,000	4,868,090
BALLY, Series 2014-1A, Class C, 4.025%, 10/20/26(7)(8)	5,000,000	4,909,082
BRCHW, Series 2014-1A, Class D1, 3.725%, 7/15/26(7)(8)	4,000,000	3,854,858
BRCHW, Series 2014-1A, Class E1, 5.375%, 7/15/26(7)(8)	3,000,000	2,752,101
CECLO, Series 2014-22A, Class C, 3.983%, 11/7/26(7)(8)	5,000,000	4,888,571
CGMS, Series 2014-4A, Class D, 3.85%, 10/15/26(7)(8)	5,000,000	4,852,257
CGMS, Series 2015-2A, Class D, 5.574%, 4/27/27(7)(8)(9)	3,000,000	2,798,160
CGMS, Series 2015-2A, Class E, 6.474%, 4/27/27(7)(8)(9)	1,850,000	1,591,944
GALXY, Series 2015-19A, Class C, 3.812%, 1/24/27(7)(8)	5,000,000	4,844,908
GALXY, Series 2015-19A, Class D, 5.362%, 1/24/27(7)(8)	2,000,000	1,854,543
MDPK, Series 2014-15A, Class C, 3.914%, 1/27/26(7)(8)	5,000,000	4,927,774
MDPK, Series 2015-17A, Class D, 3.729%, 7/21/27(7)(8)(9)	5,000,000	4,848,600
MDPK, Series 2015-17A, Class E, 5.729%, 7/21/27(7)(8)(9)	5,000,000	4,718,996
OCT24, Series 2015-1A, Class D, 5.777%, 5/21/27(7)(8)(9)	3,000,000	2,835,450
OCT24, Series 2015-1A, Class E, 7.277%, 5/21/27(7)(8)(9)	2,000,000	1,841,240
VOYA, Series 2014-2A, Class C, 3.575%, 7/17/26(7)(8)	7,750,000	7,398,525
ZIGG, Series 2014-1A, Class D, 4.025%, 10/17/26(7)(8)	5,000,000	4,805,196

Total Asset-Backed Securities (identified cost $80,754,461)		$81,901,201

Senior Floating-Rate Interests — 11.3%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.7%
Genpact International, Inc., Term Loan, 3.50%, Maturing 8/30/19	$9,946	$9,986,906

		$9,986,906

Electronics / Electrical — 3.4%
Avago Technologies Cayman Ltd., Term Loan, 3.75%, Maturing 5/6/21	$17,314	$17,417,900
Dell, Inc., Term Loan, 4.50%, Maturing 4/29/20	12,812	12,877,528
Sensata Technologies B.V., Term Loan, 3.50%, Maturing 10/14/21	19,900	19,998,266

		$50,293,694

Equipment Leasing — 1.2%
Delos Finance S.a.r.l., Term Loan, 3.50%, Maturing 3/6/21	$18,000	$18,075,528

		$18,075,528

Food Service — 0.3%
Aramark Services, Inc., Term Loan, 3.25%, Maturing 2/24/21	$4,815	$4,830,537

		$4,830,537

Leisure Goods / Activities / Movies — 0.9%
Activision Blizzard, Inc., Term Loan, 3.25%, Maturing 10/12/20	$13,230	$13,326,218

		$13,326,218

Lodging and Casinos — 1.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$6,850	$6,883,298
Las Vegas Sands, LLC, Term Loan, 3.25%, Maturing 12/19/20	9,950	9,970,765

		$16,854,063

Oil and Gas — 1.3%
MEG Energy Corp., Term Loan, 3.75%, Maturing 3/31/20	$19,884	$19,686,991

		$19,686,991

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Steel — 1.2%
FMG Resources (August 2006) Pty Ltd., Term Loan, 3.75%, Maturing 6/30/19		$19,849	$17,978,389

			$17,978,389

Telecommunications — 1.2%
Crown Castle Operating Company, Term Loan, 3.00%, Maturing 1/31/21		$17,889	$17,921,754

			$17,921,754

Total Senior Floating-Rate Interests (identified cost $169,589,541)			$168,954,080

Foreign Government Bonds — 18.1%

Security		Principal Amount (000’s omitted)	Value

Bermuda — 1.0%
Government of Bermuda, 4.854%, 2/6/24(7)	USD	14,177	$15,169,390

Total Bermuda			$15,169,390

Colombia — 1.8%
Republic of Colombia, 5.00%, 6/15/45	USD	26,772	$27,173,580

Total Colombia			$27,173,580

Germany — 3.2%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/26(11)	EUR	37,240	$47,506,352

Total Germany			$47,506,352

Iceland — 0.2%
Republic of Iceland, 8.00%, 6/12/25	ISK	415,000	$2,471,684

Total Iceland			$2,471,684

India — 1.4%
India Government Bond, 7.16%, 5/20/23	INR	778,160	$11,788,422
India Government Bond, 8.12%, 12/10/20	INR	550,340	8,776,500

Total India			$20,564,922

Indonesia — 1.7%
Indonesia Government International Bond, 4.125%, 1/15/25(7)	USD	15,000	$15,356,250

Security		Principal Amount (000’s omitted)	Value

Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24(7)	USD	10,000	$10,320,200

Total Indonesia			$25,676,450

New Zealand — 3.3%
New Zealand Government Bond, 2.00%, 9/20/25(11)(12)	NZD	29,881	$22,573,186
New Zealand Government Bond, 3.00%, 9/20/30(11)(12)	NZD	30,646	26,434,617

Total New Zealand			$49,007,803

Pakistan — 0.8%
Islamic Republic of Pakistan, 8.25%, 4/15/24(12)	USD	11,328	$12,404,160

Total Pakistan			$12,404,160

Serbia — 0.5%
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	58,680	$560,540
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	330,500	3,185,920
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	427,090	4,121,845

Total Serbia			$7,868,305

Sri Lanka — 0.7%
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	47,760	$358,348
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	11,080	85,770
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	259,730	2,118,833
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	5,540	47,526
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	936,570	8,055,658

Total Sri Lanka			$10,666,135

Thailand — 2.8%
Kingdom of Thailand, 1.25%, 3/12/28(11)(12)	THB	1,467,701	$40,920,412

Total Thailand			$40,920,412

Venezuela — 0.7%
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	10,500	$5,223,750
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(12)	USD	10,500	5,381,250

Total Venezuela			$10,605,000

Total Foreign Government Bonds (identified cost $263,851,947)			$270,034,193

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 0.6%

Security		Principal Amount (000’s omitted)	Value

Supranational — 0.6%
Inter-American Development Bank, 7.35%, 9/12/18	IDR	120,000,000	$9,058,808

Total Supranational			$9,058,808

Total Foreign Corporate Bonds (identified cost $10,068,544)			$9,058,808

U.S. Treasury Obligations — 8.9%

Security		Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(5)(13)		$131,243,370	$133,079,880

Total U.S. Treasury Obligations (identified cost $132,586,470)			$133,079,880

Common Stocks — 0.4%

Security	Shares	Value

Germany — 0.4%
Deutsche Annington Immobilien SE	76,467	$2,566,624
Deutsche Wohnen AG	102,131	2,678,862

Total Common Stocks (identified cost $5,334,168)		$5,245,486

Exchange-Traded Funds — 2.0%

Security	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	233,000	$21,200,670
SPDR Barclays High Yield Bond ETF	228,000	8,992,320

Total Exchange-Traded Funds (identified cost $29,772,568)		$30,192,990

Closed-End Funds — 5.0%

Security	Shares	Value
Advent Claymore Convertible Securities and Income Fund	131,493	$2,259,050
BlackRock Corporate High Yield Fund VI, Inc.	827,005	9,419,587
BlackRock Multi-Sector Income Trust	258,262	4,542,829
Brookfield Mortgage Opportunity Income Fund, Inc.	512,241	8,400,752
Calamos Convertible and High Income Fund	6,937	98,436

Security	Shares	Value
First Trust High Income Long/Short Fund	534,514	$8,846,207
First Trust Intermediate Duration Preferred & Income Fund	358,300	8,237,317
MFS Multimarket Income Trust	923,100	5,981,688
Nuveen Floating Rate Income Fund	442,350	5,038,366
Nuveen Mortgage Opportunity Term Fund	158,457	3,654,018
Pimco Dynamic Income Fund	167,915	5,044,167
Putnam Premier Income Trust	1,721,300	9,054,038
Western Asset High Income Opportunity Fund, Inc.	876,897	4,726,475

Total Closed-End Funds (identified cost $77,090,545)		$75,302,930

Currency Put Options Purchased — 2.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Euro	Citibank, N.A.	EUR 43,743	USD 1.15	7/30/15	$1,703,025
Euro	Citibank, N.A.	EUR 41,580	USD 1.21	7/30/15	3,650,287
Euro	Citibank, N.A.	EUR 25,836	USD 1.30	7/30/15	4,478,539
Euro	Citibank, N.A.	EUR 24,877	USD 1.35	7/30/15	5,552,919
Euro	Deutsche Bank AG	EUR 22,727	USD 1.10	11/1/16	910,375
Euro	Deutsche Bank AG	EUR 21,186	USD 1.18	11/1/16	1,620,850
Euro	Deutsche Bank AG	EUR 19,608	USD 1.28	11/1/16	2,856,000
Euro	Goldman Sachs International	EUR 21,008	USD 1.19	10/29/19	1,823,225
Euro	Goldman Sachs International	EUR 18,182	USD 1.38	10/29/19	3,508,250
Japanese Yen	Citibank, N.A.	JPY 931,455	JPY 105.00	6/22/15	1,065,407
Japanese Yen	Deutsche Bank AG	JPY 1,863,015	JPY 105.00	6/22/15	2,130,934
Japanese Yen	Goldman Sachs International	JPY 914,340	JPY 105.00	6/22/15	1,045,831
Japanese Yen	Goldman Sachs International	JPY 1,337,270	JPY 110.00	6/22/15	952,258

Total Currency Put Options Purchased (identified cost $11,871,462)					$31,297,900

26	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaptions Purchased — 0.0%(14)

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Credit Suisse International	2/28/17	$52,500,000	$184,065

Total Interest Rate Swaptions Purchased (identified cost $2,535,750)				$184,065

Short-Term Investments — 19.6%

Foreign Government Securities — 1.0%

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 7/15/15	ISK	164,520	$906,653
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	141,660	771,611

Total Iceland			$1,678,264

Sri Lanka — 0.8%
Sri Lanka Treasury Bill, 0.00%, 6/5/15	LKR	524,310	$3,914,272
Sri Lanka Treasury Bill, 0.00%, 7/10/15	LKR	839,430	6,230,005
Sri Lanka Treasury Bill, 0.00%, 12/11/15	LKR	11,150	80,570
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	21,700	156,427
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	77,390	556,525
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	169,890	1,211,302

Total Sri Lanka			$12,149,101

Zambia — 0.1%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	8,490	$1,121,157

Total Zambia			$1,121,157

Total Foreign Government Securities (identified cost $15,304,769)			$14,948,522

U.S. Treasury Obligations — 5.5%

Security		Principal Amount	Value
U.S. Treasury Bill, 0.00%, 5/14/15(5)		$40,000,000	$40,000,000
U.S. Treasury Bill, 0.00%, 6/18/15(5)		41,500,000	41,500,954

Total U.S. Treasury Obligations (identified cost $81,500,034)			$81,500,954

Other — 13.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(15)	$196,590	$196,590,348

Total Other (identified cost $196,590,348)		$196,590,348

Total Short-Term Investments (identified cost $293,395,151)		$293,039,824

Total Investments — 103.0% (identified cost $1,513,114,037)		$1,539,803,268

Currency Put Options Written — (1.9)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Euro	Citibank, N.A.	EUR 43,743	USD 1.15	7/30/15	$(1,703,025)
Euro	Citibank, N.A.	EUR 41,580	USD 1.21	7/30/15	(3,650,287)
Euro	Citibank, N.A.	EUR 25,836	USD 1.30	7/30/15	(4,478,539)
Euro	Citibank, N.A.	EUR 24,877	USD 1.35	7/30/15	(5,552,919)
Euro	Deutsche Bank AG	EUR 21,186	USD 1.18	11/1/16	(1,620,850)
Euro	Deutsche Bank AG	EUR 19,608	USD 1.28	11/1/16	(2,856,000)
Euro	Goldman Sachs International	EUR 18,182	USD 1.38	10/29/19	(3,508,250)
Japanese Yen	Deutsche Bank AG	JPY 1,863,015	JPY 105.00	6/22/15	(2,130,934)
Japanese Yen	Goldman Sachs International	JPY 1,845,795	JPY 105.00	6/22/15	(2,111,239)
Japanese Yen	Goldman Sachs International	JPY 1,337,270	JPY 110.00	6/22/15	(952,258)

Total Currency Put Options Written (premiums received $16,694,316)					$(28,564,301)

27	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaptions Written — (0.0)%(14)

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Citibank, N.A.	2/28/17	$52,500,000	$(184,065)

Total Interest Rate Swaptions Written (premiums received $1,989,750)				$(184,065)

Other Assets, Less Liabilities — (1.1)%				$(15,926,227)

Net Assets — 100.0%				$1,495,128,675

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

EUR	–	Euro
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
LKR	–	Sri Lankan Rupee
NZD	–	New Zealand Dollar
RSD	–	Serbian Dinar
THB	–	Thai Baht
USD	–	United States Dollar
ZMW	–	Zambian Kwacha

ACRE	–	Americold LLC Trust
APID	–	Apidos CLO
ARES	–	Ares CLO, Ltd.
BABSN	–	Babson CLO, Ltd.
BALLY	–	Ballyrock, Ltd.
BRCHW	–	Birchwood Park CLO, Ltd.
CECLO	–	Cent CLO LP
CGCMT	–	Citigroup Commercial Mortgage Trust
CGMS	–	Carlyle Global Market Strategies
COMM	–	Commercial Mortgage Trust
CSAIL	–	CSAIL Commercial Mortgage Trust
ESA	–	Extended Stay America Trust
GALXY	–	Galaxy CLO, Ltd.
GSMS	–	Goldman Sachs Mortgage Securities Corp. II
HILT	–	Hilton USA Trust
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
MDPK	–	Madison Park Funding, Ltd.
MSBAM	–	Morgan Stanley Bank of America Merrill Lynch Trust
OCT24	–	Octagon Investment Partners 24, Ltd.
UBSBB	–	UBS-Barclays Commercial Mortgage Trust
UBSCM	–	UBS Commercial Mortgage Trust
VOYA	–	Voya CLO, Ltd.
WF-RBS	–	WF-RBS Commercial Mortgage Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
ZIGG	–	Ziggurat CLO, Ltd.
(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2015.

(2)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2015.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2015.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $235,910,792 or 15.8% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(9)	When-issued security.

(10)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(12)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $107,713,625 or 7.2% of the Portfolio’s net assets.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(14)	Amount is less than 0.05% or (0.05)%, as applicable.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

28	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $1,316,523,689)	$1,343,212,920
Affiliated investment, at value (identified cost, $196,590,348)	196,590,348
Cash	8,585,394
Restricted cash*	12,391,394
Foreign currency, at value (identified cost, $1,290,617)	1,288,550
Interest and dividends receivable	7,912,254
Interest receivable from affiliated investment	31,762
Receivable for investments sold	567,817
Receivable for variation margin on open financial futures contracts	2,166,847
Receivable for open forward foreign currency exchange contracts	3,978,399
Receivable for open swap contracts	5,310,016
Receivable for open non-deliverable bond forward contracts	950,176
Total assets	$1,582,985,877

Liabilities
Cash collateral due to brokers	$1,925,501
Written options and swaptions outstanding, at value (premiums received, $18,684,066)	28,748,366
Payable for investments purchased	10,309,699
Payable for when-issued securities	18,634,390
Payable for variation margin on open centrally cleared swap contracts	295,345
Payable for open forward foreign currency exchange contracts	17,418,557
Payable for open swap contracts	9,494,758
Payable to affiliates:
Investment adviser fee	696,901
Trustees’ fees	4,122
Accrued foreign capital gains taxes	215,983
Accrued expenses	113,580
Total liabilities	$87,857,202
Net Assets applicable to investors’ interest in Portfolio	$1,495,128,675

Sources of Net Assets
Investors’ capital	$1,506,825,642
Net unrealized depreciation	(11,696,967)
Total	$1,495,128,675

*	Represents restricted cash on deposit at the custodian and broker for open derivative contracts.

29	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest (net of foreign taxes, $150,142)	$22,229,612
Dividends	3,082,777
Interest allocated from affiliated investment	98,621
Expenses allocated from affiliated investment	(9,418)
Total investment income	$25,401,592

Expenses
Investment adviser fee	$3,427,287
Trustees’ fees and expenses	27,027
Custodian fee	267,939
Legal and accounting services	75,086
Miscellaneous	32,865
Total expenses	$3,830,204
Deduct —
Reduction of custodian fee	$295
Total expense reductions	$295

Net expenses	$3,829,909

Net investment income	$21,571,683

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $423,683)	$(3,736,423)
Investment transactions allocated from affiliated investment	65
Written options	8,123,764
Financial futures contracts	(10,405,059)
Swap contracts	5,120,422
Foreign currency and forward foreign currency exchange contract transactions	26,118,968
Non-deliverable bond forward contracts	771,192
Capital gain distributions received	75,417
Net realized gain	$26,068,346
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $196,347)	$22,762,686
Written options and swaptions	(8,573,698)
Financial futures contracts	(11,150,361)
Swap contracts	1,096,719
Foreign currency and forward foreign currency exchange contracts	(20,894,773)
Non-deliverable bond forward contracts	950,176
Net change in unrealized appreciation (depreciation)	$(15,809,251)

Net realized and unrealized gain	$10,259,095

Net increase in net assets from operations	$31,830,778

30	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$21,571,683	$28,106,656
Net realized gain (loss) from investment transactions, written options, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and capital gain distributions received	26,068,346	(3,433,870)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, financial futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(15,809,251)	13,169,239
Net increase in net assets from operations	$31,830,778	$37,842,025
Capital transactions —
Contributions	$534,766,316	$658,863,716
Withdrawals	(93,056,582)	(201,216,709)
Net increase in net assets from capital transactions	$441,709,734	$457,647,007

Net increase in net assets	$473,540,512	$495,489,032

Net Assets
At beginning of period	$1,021,588,163	$526,099,131
At end of period	$1,495,128,675	$1,021,588,163

31	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2010(1)
Ratios/Supplemental Data			2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.67	%(3)	0.72%	0.72%	0.75%	0.73%	0.72	%(3)
Net investment income	3.77	%(3)	5.32%	3.86%	1.92%	2.35%	2.45	%(3)
Portfolio Turnover	16	%(4)	58%	123%	17%	10%	18	%(4)

Total Return	2.88	%(4)	7.75%	(6.15)%	5.00%	6.69%	3.10	%(4)

Net assets, end of period (000’s omitted)	$1,495,129		$1,021,588	$526,099	$518,829	$522,015	$407,387

(1)	For the period from the start of business, November 20, 2009, to October 31, 2010.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

32	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 87.4% and 12.6%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2015 were $1,801,940 or 0.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected

33

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

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Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the

35

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

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Global Opportunities Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

S  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

V  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $3,427,287 or 0.599% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

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Notes to Consolidated Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$470,726,220	$72,308,405
U.S. Government and Agency Securities	229,915,728	73,249,281

	$700,641,948	$145,557,686

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,530,104,957

Gross unrealized appreciation	$50,713,004
Gross unrealized depreciation	(40,712,788)

Net unrealized appreciation	$10,000,216

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options and written swaptions at April 30, 2015 is included in the Consolidated Portfolio of Investments.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/4/15	Euro 6,605,102	Hungarian Forint 1,996,392,000	BNP Paribas	$—	$(38,325)	$(38,325)
5/4/15	Euro 8,023,772	Polish Zloty 32,100,000	Credit Suisse International	—	(92,454)	(92,454)
5/4/15	Euro 6,541,821	Swedish Krona 61,534,000	Morgan Stanley & Co. International PLC	38,583	—	38,583
5/4/15	Euro 5,699,648	Swedish Krona 53,567,000	Standard Chartered Bank	28,178	—	28,178

38

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/4/15	Hungarian Forint 1,996,392,000	Euro 6,641,653	Deutsche Bank AG	$79,367	$—	$79,367
5/4/15	New Taiwan Dollar 63,060,000	United States Dollar 2,004,641	Citibank, N.A.	—	(54,394)	(54,394)
5/4/15	New Taiwan Dollar 62,552,000	United States Dollar 1,988,808	Goldman Sachs International	—	(53,639)	(53,639)
5/4/15	New Zealand Dollar 5,688,000	United States Dollar 4,098,972	JPMorgan Chase Bank, N.A.	—	(242,393)	(242,393)
5/4/15	New Zealand Dollar 15,378,000	United States Dollar 11,087,538	Nomura International PLC	—	(649,718)	(649,718)
5/4/15	New Zealand Dollar 6,856,401	United States Dollar 5,282,295	Standard Chartered Bank	49,148	—	49,148
5/4/15	Polish Zloty 3,147,000	Euro 783,811	Bank of America, N.A.	5,899	—	5,899
5/4/15	Polish Zloty 26,520,000	Euro 6,611,818	BNP Paribas	57,105	—	57,105
5/4/15	Polish Zloty 2,433,000	Euro 606,280	Standard Chartered Bank	4,899	—	4,899
5/4/15	Swedish Krona 79,571,000	Euro 8,336,555	BNP Paribas	—	(187,801)	(187,801)
5/4/15	Swedish Krona 35,530,000	Euro 3,802,891	Goldman Sachs International	6,484	—	6,484
5/4/15	United States Dollar 2,067,812	New Taiwan Dollar 63,060,000	Citibank, N.A.	—	(8,777)	(8,777)
5/4/15	United States Dollar 2,051,154	New Taiwan Dollar 62,552,000	Goldman Sachs International	—	(8,707)	(8,707)
5/4/15	United States Dollar 7,014,021	New Zealand Dollar 9,211,401	Deutsche Bank AG	16,579	—	16,579
5/4/15	United States Dollar 14,239,071	New Zealand Dollar 18,711,000	Nomura International PLC	42,096	—	42,096
5/6/15	Australian Dollar 36,945,000	United States Dollar 28,676,709	Australia and New Zealand Banking Group Limited	—	(556,452)	(556,452)
5/6/15	Australian Dollar 15,751,000	United States Dollar 12,218,051	Morgan Stanley & Co. International PLC	—	(245,111)	(245,111)
5/12/15	Mexican Peso 43,942,000	United States Dollar 2,801,102	BNP Paribas	—	(61,607)	(61,607)
5/12/15	Mexican Peso 3,421,000	United States Dollar 219,189	Standard Chartered Bank	—	(3,680)	(3,680)
5/12/15	New Taiwan Dollar 159,400,000	United States Dollar 5,062,085	Bank of America, N.A.	—	(142,681)	(142,681)
5/12/15	New Taiwan Dollar 132,974,000	United States Dollar 4,222,871	Deutsche Bank AG	—	(119,027)	(119,027)
5/12/15	New Taiwan Dollar 152,850,000	United States Dollar 4,854,076	JPMorgan Chase Bank, N.A.	—	(136,818)	(136,818)
5/12/15	New Taiwan Dollar 243,776,000	United States Dollar 7,726,044	JPMorgan Chase Bank, N.A.	—	(233,788)	(233,788)
5/12/15	United States Dollar 1,121,662	Mexican Peso 16,761,000	Bank of America, N.A.	—	(29,726)	(29,726)
5/12/15	United States Dollar 2,046,409	Mexican Peso 30,602,000	HSBC Bank USA, N.A.	—	(52,767)	(52,767)

39

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/18/15	Japanese Yen 1,250,022,000	United States Dollar 10,513,310	Goldman Sachs International	$43,260	$—	$43,260
5/19/15	New Zealand Dollar 10,908,652	United States Dollar 8,413,854	JPMorgan Chase Bank, N.A.	100,055	—	100,055
5/19/15	New Zealand Dollar 10,915,000	United States Dollar 8,418,412	Morgan Stanley & Co. International PLC	99,775	—	99,775
5/21/15	New Turkish Lira 14,377,000	United States Dollar 6,017,747	Standard Chartered Bank	665,122	—	665,122
5/22/15	Euro 5,656,523	United States Dollar 6,403,241	Goldman Sachs International	50,424	—	50,424
5/22/15	United States Dollar 821,132	Euro 762,043	Goldman Sachs International	34,715	—	34,715
5/26/15	United States Dollar 10,743,875	Indonesian Rupiah 141,743,939,000	Goldman Sachs International	127,135	—	127,135
5/26/15	United States Dollar 5,030,430	Indonesian Rupiah 65,732,624,000	Goldman Sachs International	10,915	—	10,915
5/27/15	Euro 7,073,355	United States Dollar 7,989,354	Bank of America, N.A.	44,784	—	44,784
5/27/15	Euro 535,989	United States Dollar 568,984	Goldman Sachs International	—	(33,022)	(33,022)
5/27/15	United States Dollar 435,880	Euro 402,397	BNP Paribas	16,080	—	16,080
5/29/15	New Taiwan Dollar 160,980,000	United States Dollar 5,091,243	Deutsche Bank AG	—	(165,208)	(165,208)
5/29/15	New Taiwan Dollar 160,980,000	United States Dollar 5,091,243	Goldman Sachs International	—	(165,208)	(165,208)
5/29/15	New Taiwan Dollar 147,894,000	United States Dollar 4,676,638	Standard Chartered Bank	—	(152,518)	(152,518)
6/3/15	Euro 39,067,019	United States Dollar 44,536,402	Goldman Sachs International	653,564	—	653,564
6/3/15	Japanese Yen 357,716,000	United States Dollar 2,995,043	Standard Chartered Bank	—	(1,603)	(1,603)
6/3/15	United States Dollar 43,677,246	Euro 38,313,374	Goldman Sachs International	—	(640,956)	(640,956)
6/4/15	New Taiwan Dollar 60,005,000	United States Dollar 1,908,253	BNP Paribas	—	(51,092)	(51,092)
6/4/15	New Taiwan Dollar 57,148,000	United States Dollar 1,817,569	JPMorgan Chase Bank, N.A.	—	(48,486)	(48,486)
6/5/15	Euro 1,530,646	United States Dollar 1,743,672	Goldman Sachs International	24,298	—	24,298
6/5/15	Euro 218,665	United States Dollar 237,691	Goldman Sachs International	—	(7,935)	(7,935)
6/5/15	Euro 437,327	United States Dollar 472,098	Goldman Sachs International	—	(19,151)	(19,151)
6/5/15	Euro 437,327	United States Dollar 461,129	Goldman Sachs International	—	(30,120)	(30,120)
6/5/15	Euro 940,255	United States Dollar 1,071,392	Standard Chartered Bank	15,204	—	15,204
6/8/15	Thai Baht 356,675,000	United States Dollar 10,952,710	Deutsche Bank AG	143,722	—	143,722

40

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/8/15	Thai Baht 211,276,000	United States Dollar 6,489,817	Standard Chartered Bank	$87,126	$—	$87,126
6/9/15	United States Dollar 2,429,829	Indian Rupee 153,060,000	Deutsche Bank AG	—	(41,330)	(41,330)
6/9/15	United States Dollar 3,097,960	Indian Rupee 195,147,000	Standard Chartered Bank	—	(52,694)	(52,694)
6/11/15	Euro 782,447	Polish Zloty 3,147,000	Bank of America, N.A.	—	(5,883)	(5,883)
6/11/15	Euro 605,221	Polish Zloty 2,433,000	Standard Chartered Bank	—	(4,883)	(4,883)
6/11/15	Euro 1,693,186	Polish Zloty 6,807,622	Standard Chartered Bank	—	(13,387)	(13,387)
6/11/15	Euro 12,808,018	Polish Zloty 51,338,378	Standard Chartered Bank	—	(144,975)	(144,975)
6/11/15	Hungarian Forint 1,611,393,000	Euro 5,262,551	Bank of America, N.A.	—	(38,479)	(38,479)
6/11/15	Hungarian Forint 976,188,000	Euro 3,189,584	Standard Chartered Bank	—	(21,614)	(21,614)
6/11/15	Japanese Yen 377,519,500	United States Dollar 3,126,171	Goldman Sachs International	—	(36,670)	(36,670)
6/11/15	Japanese Yen 223,532,500	United States Dollar 1,849,478	Standard Chartered Bank	—	(23,267)	(23,267)
6/11/15	United States Dollar 20,221,906	Japanese Yen 2,414,900,000	Standard Chartered Bank	10,016	—	10,016
6/11/15	United States Dollar 1,136,370	Zambian Kwacha 8,483,000	Standard Chartered Bank	—	(17,976)	(17,976)
6/12/15	Thai Baht 285,740,000	United States Dollar 8,685,106	Deutsche Bank AG	26,816	—	26,816
6/12/15	Thai Baht 53,972,000	United States Dollar 1,640,985	JPMorgan Chase Bank, N.A.	5,564	—	5,564
6/12/15	United States Dollar 704,853	Zambian Kwacha 5,156,000	Citibank, N.A.	—	(25,380)	(25,380)
6/12/15	United States Dollar 467,186	Zambian Kwacha 3,328,700	Citibank, N.A.	—	(28,520)	(28,520)
6/12/15	United States Dollar 1,141,362	Zambian Kwacha 8,027,200	Citibank, N.A.	—	(83,513)	(83,513)
6/15/15	Euro 11,213,544	United States Dollar 11,895,664	Goldman Sachs International	—	(702,172)	(702,172)
6/15/15	Euro 30,871,666	United States Dollar 32,909,968	Goldman Sachs International	—	(1,772,751)	(1,772,751)
6/16/15	Australian Dollar 8,971,000	United States Dollar 6,828,106	Deutsche Bank AG	—	(254,338)	(254,338)
6/16/15	Australian Dollar 13,683,000	United States Dollar 10,456,138	Goldman Sachs International	—	(346,346)	(346,346)
6/16/15	New Zealand Dollar 14,610,000	United States Dollar 10,742,733	JPMorgan Chase Bank, N.A.	—	(362,009)	(362,009)
6/17/15	United States Dollar 1,128,242	Zambian Kwacha 8,310,000	Standard Chartered Bank	—	(35,458)	(35,458)
6/18/15	United States Dollar 659,699	Zambian Kwacha 4,810,000	Standard Chartered Bank	—	(27,443)	(27,443)

41

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/18/15	United States Dollar 1,547,170	Zambian Kwacha 11,320,600	Standard Chartered Bank	$—	$(59,121)	$(59,121)
6/22/15	New Taiwan Dollar 35,935,000	United States Dollar 1,135,925	Deutsche Bank AG	—	(37,736)	(37,736)
6/22/15	Thai Baht 277,693,000	United States Dollar 8,338,503	Deutsche Bank AG	—	(73,470)	(73,470)
6/22/15	Thai Baht 165,114,000	United States Dollar 4,959,868	Standard Chartered Bank	—	(41,823)	(41,823)
6/22/15	United States Dollar 14,826,620	Indian Rupee 933,888,000	BNP Paribas	—	(288,040)	(288,040)
6/22/15	United States Dollar 7,837,647	Indian Rupee 493,760,000	Goldman Sachs International	—	(150,891)	(150,891)
6/23/15	Euro 21,237,308	Polish Zloty 85,204,000	BNP Paribas	—	(231,830)	(231,830)
6/23/15	Hungarian Forint 642,461,000	Euro 2,029,957	BNP Paribas	—	(91,157)	(91,157)
6/23/15	Hungarian Forint 1,288,617,000	Euro 4,059,915	BNP Paribas	—	(195,955)	(195,955)
6/23/15	Hungarian Forint 1,076,610,000	Euro 3,354,134	JPMorgan Chase Bank, N.A.	—	(206,222)	(206,222)
6/23/15	Hungarian Forint 961,896,000	Euro 3,022,929	Nomura International PLC	—	(154,832)	(154,832)
6/23/15	Hungarian Forint 775,293,000	Euro 2,435,947	Standard Chartered Bank	—	(125,412)	(125,412)
6/24/15	Canadian Dollar 20,701,000	United States Dollar 16,559,534	BNP Paribas	—	(585,737)	(585,737)
6/24/15	Canadian Dollar 3,200,000	United States Dollar 2,559,709	Deutsche Bank AG	—	(90,639)	(90,639)
6/24/15	Canadian Dollar 7,202,000	United States Dollar 5,741,917	Goldman Sachs International	—	(223,024)	(223,024)
6/24/15	Canadian Dollar 6,791,000	United States Dollar 5,418,815	Standard Chartered Bank	—	(205,721)	(205,721)
6/24/15	Canadian Dollar 11,319,000	United States Dollar 9,041,554	Standard Chartered Bank	—	(333,225)	(333,225)
6/25/15	Euro 8,097,500	United States Dollar 8,746,029	Citibank, N.A.	—	(352,295)	(352,295)
6/25/15	Euro 4,048,800	United States Dollar 4,365,821	Deutsche Bank AG	—	(183,397)	(183,397)
6/25/15	Euro 5,122,204	United States Dollar 5,442,342	Deutsche Bank AG	—	(312,949)	(312,949)
6/25/15	Euro 5,708,000	United States Dollar 6,160,502	Goldman Sachs International	—	(252,988)	(252,988)
6/25/15	United States Dollar 4,657,805	Euro 4,379,204	Goldman Sachs International	262,654	—	262,654
6/25/15	United States Dollar 2,195,851	Zambian Kwacha 15,612,500	Barclays Bank PLC	—	(149,749)	(149,749)
6/29/15	Euro 25,352,000	United States Dollar 27,467,193	Standard Chartered Bank	—	(1,019,733)	(1,019,733)
7/9/15	Hungarian Forint 163,947,000	Euro 508,464	Credit Suisse International	—	(33,711)	(33,711)

42

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/9/15	Hungarian Forint 1,090,786,000	Euro 3,556,408	Deutsche Bank AG	$—	$(29,363)	$(29,363)
7/13/15	Australian Dollar 30,829,000	United States Dollar 23,720,141	Australia and New Zealand Banking Group Limited	—	(582,994)	(582,994)
7/13/15	Australian Dollar 12,533,000	United States Dollar 9,636,962	Morgan Stanley & Co. International PLC	—	(243,060)	(243,060)
7/13/15	New Taiwan Dollar 179,840,000	United States Dollar 5,790,457	Bank of America, N.A.	—	(84,901)	(84,901)
7/13/15	New Taiwan Dollar 41,257,000	United States Dollar 1,328,086	JPMorgan Chase Bank, N.A.	—	(19,777)	(19,777)
7/16/15	Hungarian Forint 994,476,000	Euro 3,082,500	BNP Paribas	—	(205,632)	(205,632)
7/16/15	Hungarian Forint 314,664,000	Euro 979,987	Deutsche Bank AG	—	(59,841)	(59,841)
7/16/15	Hungarian Forint 709,129,000	Euro 2,201,785	JPMorgan Chase Bank, N.A.	—	(142,411)	(142,411)
7/16/15	Hungarian Forint 573,622,000	Euro 1,781,214	Morgan Stanley & Co. International PLC	—	(115,011)	(115,011)
7/16/15	Japanese Yen 2,227,422,000	United States Dollar 18,640,638	Goldman Sachs International	—	(30,225)	(30,225)
7/17/15	New Zealand Dollar 42,970,223	United States Dollar 32,343,257	Bank of America, N.A.	—	(221,276)	(221,276)
7/17/15	New Zealand Dollar 9,211,401	United States Dollar 6,963,819	Deutsche Bank AG	—	(16,945)	(16,945)
7/17/15	New Zealand Dollar 1,906,000	United States Dollar 1,434,372	JPMorgan Chase Bank, N.A.	—	(10,070)	(10,070)
7/17/15	New Zealand Dollar 18,711,000	United States Dollar 14,138,032	Nomura International PLC	—	(41,904)	(41,904)
7/20/15	Australian Dollar 3,749,000	United States Dollar 2,862,287	Deutsche Bank AG	—	(92,005)	(92,005)
8/4/15	Euro 6,584,076	Polish Zloty 26,520,000	BNP Paribas	—	(57,424)	(57,424)
8/4/15	Hungarian Forint 1,996,392,000	Euro 6,584,406	BNP Paribas	37,318	—	37,318
8/4/15	New Taiwan Dollar 125,612,000	United States Dollar 4,122,752	Deutsche Bank AG	17,838	—	17,838
9/24/15	United States Dollar 9,342,520	Yuan Renminbi Offshore 59,200,000	Bank of America, N.A.	80,490	—	80,490
9/24/15	United States Dollar 5,475,852	Yuan Renminbi Offshore 34,695,000	BNP Paribas	46,636	—	46,636
9/29/15	United States Dollar 7,255,035	Yuan Renminbi Offshore 46,039,000	BNP Paribas	70,274	—	70,274
9/29/15	United States Dollar 7,541,604	Yuan Renminbi Offshore 47,856,000	Citibank, N.A.	72,810	—	72,810
1/13/16	New Turkish Lira 8,960,000	United States Dollar 3,251,148	BNP Paribas	120,196	—	120,196
1/13/16	New Turkish Lira 13,685,870	United States Dollar 4,860,902	BNP Paribas	78,559	—	78,559
1/13/16	New Turkish Lira 2,613,000	United States Dollar 959,885	BNP Paribas	46,808	—	46,808

43

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

1/13/16	New Turkish Lira 5,316,000	United States Dollar 1,951,528	Standard Chartered Bank	$93,923	$—	$93,923
1/13/16	United States Dollar 9,621,398	New Turkish Lira 23,601,000	Bank of America, N.A.	—	(1,374,346)	(1,374,346)
1/13/16	United States Dollar 2,856,387	New Turkish Lira 6,973,870	Deutsche Bank AG	—	(419,463)	(419,463)
1/29/16	Euro 6,077,651	Serbian Dinar 778,243,240	Citibank, N.A.	36,569	—	36,569
3/2/16	United States Dollar 4,416,525	Yuan Renminbi Offshore 28,650,000	Deutsche Bank AG	89,309	—	89,309
3/2/16	United States Dollar 8,829,627	Yuan Renminbi Offshore 57,280,000	Goldman Sachs International	178,897	—	178,897
3/7/16	United States Dollar 4,415,596	Yuan Renminbi Offshore 28,640,000	Bank of America, N.A.	87,062	—	87,062
3/7/16	United States Dollar 4,415,324	Yuan Renminbi Offshore 28,640,000	Citibank, N.A.	87,335	—	87,335
3/7/16	United States Dollar 4,321,949	Yuan Renminbi Offshore 28,030,000	Goldman Sachs International	84,808	—	84,808

				$3,978,399	$(17,418,557)	$(13,440,158)

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation

5/13/15	COP	49,908,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	$21,456,040	$32,604
5/19/15	COP	54,802,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	23,564,860	32,420
5/21/15	COP	106,983,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	46,058,831	100,167
5/22/15	COP	60,071,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	25,809,851	69,367
5/22/15	COP	62,644,100	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	31,744,411	305,047
5/29/15	COP	54,802,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	23,583,956	75,692
6/9/15	COP	65,253,300	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	27,066,155	295,550
6/9/15	COP	9,788,000	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	4,065,228	39,329

						$950,176

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP – Colombian Peso

44

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Equity Futures
5/15	862 SGX CNX Nifty Index	Long	$14,288,116	$14,212,580	$(75,536)
6/15	84 TOPIX Index	Long	10,739,548	11,106,121	366,573

	Interest Rate Futures
6/15	758 Euro-Bobl	Short	(110,169,000)	(109,624,283)	544,717
6/15	177 Euro-Bund	Short	(31,099,528)	(31,143,252)	(43,724)
6/15	73 Japan 10-Year Bond	Short	(89,972,194)	(90,418,509)	(446,315)
6/15	193 U.S. 5-Year Treasury Note	Short	(23,217,559)	(23,185,633)	31,926
6/15	4,634 U.S. 5-Year Deliverable Interest Rate Swap	Short	(470,231,898)	(476,650,344)	(6,418,446)
6/15	1,249 U.S. 10-Year Deliverable Interest Rate Swap	Short	(131,689,267)	(131,554,828)	134,439
6/15	11 U.S. 30-Year Deliverable Interest Rate Swap	Short	(1,250,606)	(1,266,719)	(16,113)
3/17	9,249 CME 90-Day Eurodollar	Short	(2,267,816,725)	(2,276,756,963)	(8,940,238)

					$(14,862,717)

CME:  Chicago Mercantile Exchange

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Credit Suisse International	$50,000	Pays	Return on CPI-U (NSA)	Receives	1.60%	2/3/20	$(594,700)
Credit Suisse International	50,000	Receives	Return on CPI-U (NSA)	Pays	1.88	2/3/25	937,500

							$342,800

CPI – U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

45

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.		$4,000	Receives	3-month USD-LIBOR-BBA	1.66%	2/24/19	$(57,691)
CME Group, Inc.		1,000	Receives	3-month USD-LIBOR-BBA	1.77	3/28/19	(16,952)
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03	11/26/17	1,751,289
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02	11/27/17	650,332
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96	11/28/17	1,127,653
LCH.Clearnet	NZD	99,166	Pays	3-month NZD Bank Bill	3.90	5/16/23	1,359,391
LCH.Clearnet	PLN	61,105	Pays	6-month PLN WIBOR	1.78	2/27/20	(267,407)
LCH.Clearnet	PLN	95,636	Pays	6-month PLN WIBOR	1.72	2/27/20	(485,072)
LCH.Clearnet	PLN	285,589	Pays	6-month PLN WIBOR	1.78	2/27/20	(1,239,293)

							$2,822,250

NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	311,056	Pays	Brazil CETIP Interbank Deposit Rate	13.41%	1/2/18	$1,105,387
Bank of America, N.A.	COP	32,629,647	Pays	Colombia IBR Overnight Interbank Rate	4.48	11/10/16	31,986
Bank of America, N.A.	COP	15,912,529	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	7,542
Bank of America, N.A.	COP	15,912,529	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	12,118
Bank of America, N.A.	COP	42,825,791	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	7,839
Bank of America, N.A.	COP	34,260,630	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	6,185
Bank of America, N.A.	MYR	24,370	Pays	3-month MYR KLIBOR	3.76	4/29/20	(2,888)
BNP Paribas	MYR	47,760	Pays	3-month MYR KLIBOR	3.75	4/29/20	(7,191)
BNP Paribas	MYR	35,760	Pays	3-month MYR KLIBOR	3.75	4/30/20	7
Citibank, N.A.	BRL	180,616	Pays	Brazil CETIP Interbank Deposit Rate	13.12	1/2/17	(183,616)
Citibank, N.A.	MYR	47,890	Pays	3-month MYR KLIBOR	3.74	4/30/20	7
Deutsche Bank AG	BRL	10,752	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(73,694)
Deutsche Bank AG	BRL	106,240	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/17	(600,993)
Deutsche Bank AG	BRL	371,332	Pays	Brazil CETIP Interbank Deposit Rate	11.81	1/2/17	(3,119,589)
Deutsche Bank AG	INR	5,359,990	Pays	1-Day INR MIBOR	7.45	4/30/16	(3,544)
Goldman Sachs International	BRL	165,346	Pays	Brazil CETIP Interbank Deposit Rate	13.35	1/4/16	119,525
Goldman Sachs International	BRL	219,731	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	(184,948)
Goldman Sachs International	BRL	426,772	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	(362,047)
Goldman Sachs International	BRL	107,760	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	(650,788)
Goldman Sachs International	BRL	123,469	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(871,879)
Goldman Sachs International	BRL	129,381	Pays	Brazil CETIP Interbank Deposit Rate	12.20	1/2/17	(726,830)
Goldman Sachs International	BRL	142,486	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(948,140)
Goldman Sachs International	BRL	480,861	Pays	Brazil CETIP Interbank Deposit Rate	13.73	1/2/17	1,056,858
Goldman Sachs International	BRL	29,121	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	564,872
Goldman Sachs International	BRL	33,685	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	776,872
HSBC Bank USA, N.A.	COP	24,190,109	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	4,428

46

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	INR	2,043,940	Pays	1-Day INR MIBOR	7.44%	4/29/16	$(2,574)
Morgan Stanley & Co. International PLC	COP	21,797,380	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	22,154
Morgan Stanley & Co. International PLC	COP	21,890,462	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	18,242
Standard Chartered Bank	INR	2,710,540	Pays	1-Day INR MIBOR	7.44	5/5/16	—

							$(4,004,699)

BRL	–	Brazilian Real
COP	–	Colombian Peso
INR	–	Indian Rupee
MYR	–	Malaysian Ringgit

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX North America High Yield Index	ICE Clear Credit	$20,580	5.00	%(1)	12/20/19	3.01%	$1,817,081	$(1,091,598)	$725,483

Total		$20,580					$1,817,081	$(1,091,598)	$725,483

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April, 30, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $20,580,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation

JPMorgan Chase Bank, N.A.	$49,658	Pays	Markit IOS Index Series FN-3012, 3.00%, 30-Year	Receives	3.00%	1/12/43	$504,489

							$504,489

47

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	3-month ZAR JIBAR + 61 bp on ZAR 152,290,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	$23,094
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 148,835,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/3/20/ 3/3/25	25,360
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 148,835,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	25,335
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 152,300,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	4/1/20/ 4/1/25	25,566
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 120,918,846 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	2/24/20/ 2/24/25	34,650
JPMorgan Chase Bank, N.A.	10.76% on TRY 12,681,000 plus USD 5,953,521 at settlement date	3-month USD-LIBOR-BBA on USD 5,953,521 plus TRY 12,681,000 at settlement date	4/8/14/ 4/8/16	(1,161,337)

				$(1,027,332)

TRY	–	New Turkish Lira
USD	–	United States Dollar
ZAR	–	South African Rand

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Written options and swaptions activity for the six months ended April 30, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Notional Amount- Swaptions (000’s omitted)	Premiums Received

Outstanding, beginning of period	495	AUD —	EUR 69,130	JPY 3,708,810	$52,500	$8,534,754
Options written	—	126,068	144,299	1,337,270	—	18,273,076
Options exercised	—	(126,068)	(18,417)	—	—	(6,815,323)
Options expired	(495)	—	—	—	—	(1,308,441)

Outstanding, end of period	—	AUD —	EUR 195,012	JPY 5,046,080	$52,500	$18,684,066

AUD	–	Australian Dollar
EUR	–	Euro
JPY	–	Japanese Yen

48

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity futures contracts and equity index options to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps, cross-currency swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter written options and swaptions, swap contracts (other than centrally cleared swaps), forward foreign currency exchange contracts and non-deliverable bond forward contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $55,661,681. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $12,755,891 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options and swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

49

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$31,297,900	$184,065	$31,481,965
Net unrealized depreciation*	725,483	366,573	—	5,599,747	6,691,803
Receivable for open forward foreign currency exchange contracts	—	—	3,978,399	—	3,978,399
Receivable for open swap contracts	—	—	—	5,310,016	5,310,016
Receivable for open non-deliverable bond forward contracts	—	—	—	950,176	950,176

Total Asset Derivatives	$725,483	$366,573	$35,276,299	$12,044,004	$48,412,359

Derivatives not subject to master netting or similar agreements	$725,483	$366,573	$—	$5,599,747	$6,691,803

Total Asset Derivatives subject to master netting or similar agreements	$—	$—	$35,276,299	$6,444,257	$41,720,556

	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options and swaptions outstanding, at value	$—	$—	$(28,564,301)	$(184,065)	$(28,748,366)
Net unrealized depreciation*	—	(75,536)	—	(17,931,251)	(18,006,787)
Payable for open forward foreign currency exchange contracts	—	—	(17,418,557)	—	(17,418,557)
Payable for open swap contracts	—	—	—	(9,494,758)	(9,494,758)

Total Liability Derivatives	$—	$(75,536)	$(45,982,858)	$(27,610,074)	$(73,668,468)

Derivatives not subject to master netting or similar agreements	$—	$(75,536)	$—	$(17,931,251)	$(18,006,787)

Total Liability Derivatives subject to master netting or similar agreements	$—	$—	$(45,982,858)	$(9,678,823)	$(55,661,681)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

50

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$1,489,459	$(1,489,459)	$—	$—	$—
BNP Paribas	472,983	(472,983)	—	—	—
Citibank, N.A.	16,646,898	(16,305,330)	—	(341,568)	—
Credit Suisse International	1,121,565	(720,865)	(200,741)	—	199,959
Deutsche Bank AG	8,400,209	(8,400,209)	—	—	—
Goldman Sachs International	11,324,845	(11,324,845)	—	—	—
HSBC Bank USA, N.A.	4,428	(4,428)	—	—	—
JPMorgan Chase Bank, N.A.	610,108	(610,108)	—	—	—
Morgan Stanley & Co. International PLC	178,754	(178,754)	—	—	—
Nomura International PLC	42,096	(42,096)	—	—	—
Standard Chartered Bank	1,288,495	(1,288,495)	—	—	—
The Bank of Nova Scotia	140,716	—	—	—	140,716

	$41,720,556	$(40,837,572)	$(200,741)	$(341,568)	$340,675

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(1,139,446)	$—	$900,021	$—	$(239,425)
Bank of America, N.A.	(1,900,180)	1,489,459	346,507	—	(64,214)
Barclays Bank PLC	(149,749)	—	149,749	—	—
BNP Paribas	(2,001,791)	472,983	1,396,018	—	(132,790)
Citibank, N.A.	(16,305,330)	16,305,330	—	—	—
Credit Suisse International	(720,865)	720,865	—	—	—
Deutsche Bank AG	(12,301,315)	8,400,209	3,867,932	—	(33,174)
Goldman Sachs International	(14,790,184)	11,324,845	994,023	—	(2,471,316)
HSBC Bank USA, N.A.	(52,767)	4,428	—	—	(48,339)
JPMorgan Chase Bank, N.A.	(2,565,885)	610,108	1,955,777	—	—
Morgan Stanley & Co. International PLC	(603,182)	178,754	424,428	—	—
Nomura International PLC	(846,454)	42,096	804,358	—	—
Standard Chartered Bank	(2,284,533)	1,288,495	—	—	(996,038)

	$(55,661,681)	$40,837,572	$10,838,813	$—	$(3,985,296)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

51

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Information with respect to reverse repurchase agreements at April 30, 2015 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2015 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$(1,418,915)	$(3,136,862)	$—
Financial futures contracts	—	1,702,954	—	(12,108,013)
Written options	—	8,123,764	—	—
Swap contracts	15,244	—	—	5,105,178
Foreign currency and forward foreign currency exchange contract transactions	—	—	26,700,651	—

Non-deliverable bond forward contracts	—	—	—	771,192

Total	$15,244	$8,407,803	$23,563,789	$(6,231,643)

Change in unrealized appreciation (depreciation) —
Investments	$—	$(62,922)	$13,526,178	$(191,782)
Financial futures contracts	—	(1,033,514)	—	(10,116,847)
Written options and swaptions	—	(431,988)	(8,333,492)	191,782
Swap contracts	374,858	—	—	721,861
Foreign currency and forward foreign currency exchange contracts	—	—	(20,564,244)	—

Non-deliverable bond forward contracts	—	—	—	950,176

Total	$374,858	$(1,528,424)	$(15,371,558)	$(8,444,810)

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non- deliverable Bond Forward Contracts	Purchased Interest Rate Swaption Contracts	Swap Contracts

$25,435,000	$2,689,823,000	$796,345,000	$125,398,000	$52,500,000	$1,223,898,000
The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were approximately $360,503,000 and 988 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

52

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

There were no reverse repurchase agreements outstanding as of April 30, 2015.

For the six months ended April 30, 2015, the average borrowings under settled reverse repurchase agreements and the average annual interest rate received were approximately $1,818,000 and 1.38%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

53

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$246,636,367	$—	$246,636,367
Mortgage Pass-Throughs	—	63,407,229	—	63,407,229
Commercial Mortgage-Backed Securities	—	131,468,315	—	131,468,315
Asset-Backed Securities	—	81,901,201	—	81,901,201
Senior Floating-Rate Interests	—	168,954,080	—	168,954,080
Foreign Government Bonds	—	270,034,193	—	270,034,193
Foreign Corporate Bonds	—	9,058,808	—	9,058,808
U.S. Treasury Obligations	—	133,079,880	—	133,079,880
Common Stocks	—	5,245,486 *	—	5,245,486
Exchange-Traded Funds	30,192,990	—	—	30,192,990
Closed-End Funds	75,302,930	—	—	75,302,930
Currency Put Options Purchased	—	31,297,900	—	31,297,900
Interest Rate Swaptions Purchased	—	184,065	—	184,065
Short-Term Investments —
Foreign Government Securities	—	14,948,522	—	14,948,522
U.S. Treasury Obligations	—	81,500,954	—	81,500,954
Other	—	196,590,348	—	196,590,348

Total Investments	$105,495,920	$1,434,307,348	$—	$1,539,803,268

Forward Foreign Currency Exchange Contracts	$—	$3,978,399	$—	$3,978,399
Non-deliverable Bond Forward Contracts	—	950,176	—	950,176
Futures Contracts	711,082	366,573	—	1,077,655
Swap Contracts	—	12,015,762	—	12,015,762

Total	$106,207,002	$1,451,618,258	$—	$1,557,825,260

Liability Description

Currency Put Options Written	$—	$(28,564,301)	$—	$(28,564,301)
Interest Rate Swaptions Written	—	(184,065)	—	(184,065)
Forward Foreign Currency Exchange Contracts	—	(17,418,557)	—	(17,418,557)
Futures Contracts	(15,864,836)	(75,536)	—	(15,940,372)
Swap Contracts	—	(11,561,173)	—	(11,561,173)

Total	$(15,864,836)	$(57,803,632)	$—	$(73,668,468)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

54

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

55

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Short Duration Strategic Income Fund (the “Fund”) with Eaton Vance Management (“EVM”) as well as the investment advisory agreement of Global Opportunities Portfolio (the “Portfolio”), one of the underlying Funds (as defined below) in which the Fund is authorized to invest, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other instruments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolio, including the provision of administrative services. In approving the advisory agreements, the Board noted that Eaton Vance Management would be responsible for periodic rebalancing of assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund for the rebalancing.

56

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board also considered the performance of the underlying Portfolio and the underlying Funds. In considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its peers in more recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by EVM pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board further noted that the subsidiary is expected to cease operations and liquidate on or about June 30, 2015. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged to the advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Portfolio or the underlying Funds. The Board noted that for assets invested in the Portfolio and the underlying Funds, the Fund will automatically receive the benefits of

57

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

such breakpoints as have been established for the Portfolio and the underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

58

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Short Duration Strategic Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Strategic Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

59

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

60

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7688 4.30.15

Eaton Vance

Tax-Managed Equity Asset

Allocation Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	15

Officers and Trustees	18

Important Notices	19

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Performance1,2

Portfolio Manager Lewis R. Piantedosi

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	3.46%	7.88%	10.76%	7.89%
Class A with 5.75% Maximum Sales Charge	—	—	–2.48	1.66	9.46	7.25
Class B at NAV	03/04/2002	03/04/2002	3.13	7.16	9.93	7.09
Class B with 5% Maximum Sales Charge	—	—	–1.76	2.16	9.65	7.09
Class C at NAV	03/04/2002	03/04/2002	3.11	7.10	9.94	7.09
Class C with 1% Maximum Sales Charge	—	—	2.13	6.10	9.94	7.09
Russell 3000 Index	—	—	4.74%	12.74%	14.32%	8.66%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/04/2002	03/04/2002	0.33%	8.74%	6.69%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	2.01	7.51	5.92
Class B After Taxes on Distributions		03/04/2002	03/04/2002	0.86	9.02	6.61
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	2.27	7.67	5.80
Class C After Taxes on Distributions		03/04/2002	03/04/2002	4.79	9.28	6.59
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	4.51	7.90	5.80

% Total Annual Operating Expense Ratios[3]				Class A	Class B	Class C
				1.33%	2.08%	2.08%

Fund Profile4

Portfolio Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in one or more affiliated investment companies (Portfolios).

Fund	profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,034.60	$6.66	1.32%
Class B	$1,000.00	$1,031.30	$10.43	2.07%
Class C	$1,000.00	$1,031.10	$10.42	2.07%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.61	1.32%
Class B	$1,000.00	$1,014.50	$10.34	2.07%
Class C	$1,000.00	$1,014.50	$10.34	2.07%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $80,487,518)	$136,147,774
Investment in Tax-Managed Value Portfolio, at value (identified cost, $90,765,168)	124,889,748
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $48,036,839)	52,440,279
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $35,032,109)	51,934,543
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $38,358,249)	46,531,428
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $28,228,672)	40,176,110
Receivable for Fund shares sold	89,008
Total assets	$452,208,890

Liabilities
Payable for Fund shares redeemed	$413,442
Payable to affiliates:
Investment adviser fee	53,168
Administration fee	56,275
Distribution and service fees	210,255
Trustees’ fees	42
Accrued expenses	70,276
Total liabilities	$803,458
Net Assets	$451,405,432

Sources of Net Assets
Paid-in capital	$282,456,586
Accumulated net realized gain from Portfolios	37,790,413
Accumulated distributions in excess of net investment income	(52,894)
Net unrealized appreciation from Portfolios	131,211,327
Total	$451,405,432

Class A Shares
Net Assets	$264,906,886
Shares Outstanding	14,996,685
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.66
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.74

Class B Shares
Net Assets	$9,290,590
Shares Outstanding	556,763
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.69

Class C Shares
Net Assets	$177,207,956
Shares Outstanding	10,718,174
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.53

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends allocated from Portfolios (net of foreign taxes, $137,252)	$4,337,696
Interest allocated from Portfolios	6,741
Securities lending income allocated from Portfolios, net	1,124
Expenses allocated from Portfolios	(1,509,685)
Net investment income from Portfolios	$2,835,876

Expenses
Investment adviser fee	$313,477
Administration fee	336,459
Distribution and service fees
Class A	328,500
Class B	50,631
Class C	878,429
Trustees’ fees and expenses	250
Custodian fee	19,396
Transfer and dividend disbursing agent fees	146,854
Legal and accounting services	31,983
Printing and postage	17,452
Registration fees	22,382
Miscellaneous	7,094
Total expenses	$2,152,907

Net investment income	$682,969

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$20,370,557 (1)
Foreign currency transactions	(26,303)
Net realized gain	$20,344,254
Change in unrealized appreciation (depreciation) —
Investments	$(6,102,375)
Foreign currency	7,704
Net change in unrealized appreciation (depreciation)	$(6,094,671)

Net realized and unrealized gain	$14,249,583

Net increase in net assets from operations	$14,932,552

(1)	Includes $4,692,855 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$682,969	$1,692,402
Net realized gain from investment transactions, written options and foreign currency transactions	20,344,254 (1)	34,151,109 (2)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	(6,094,671)	10,832,711
Net increase in net assets from operations	$14,932,552	$46,676,222
Distributions to shareholders —
From net investment income
Class A	$(1,517,695)	$(1,442,631)
From net realized gain
Class A	(13,203,366)	(9,469,059)
Class B	(537,166)	(570,359)
Class C	(9,188,291)	(6,889,409)
Total distributions to shareholders	$(24,446,518)	$(18,371,458)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,485,531	$12,880,312
Class B	103,048	117,295
Class C	5,726,429	9,193,824
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	13,574,534	10,134,299
Class B	477,140	511,104
Class C	7,974,079	5,940,393
Cost of shares redeemed
Class A	(17,610,204)	(23,943,221)
Class B	(577,455)	(1,444,565)
Class C	(9,556,854)	(17,985,879)
Net asset value of shares exchanged
Class A	1,686,714	4,406,758
Class B	(1,686,714)	(4,406,758)
Net increase (decrease) in net assets from Fund share transactions	$9,596,248	$(4,596,438)

Net increase in net assets	$82,282	$23,708,326

Net Assets
At beginning of period	$451,323,150	$427,614,824
At end of period	$451,405,432	$451,323,150

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(52,894)	$781,832

(1)	Includes $4,692,855 of net realized gains from redemptions in-kind.

(2)	Includes $10,469,408 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012		2011	2010
Net asset value — Beginning of period	$18.060		$16.930	$14.230	$12.770		$12.350	$11.030

Income (Loss) From Operations
Net investment income(1)	$0.054		$0.121	$0.119	$0.103		$0.067	$0.032
Net realized and unrealized gain	0.557		1.768	3.408	1.409		0.379	1.392

Total income from operations	$0.611		$1.889	$3.527	$1.512		$0.446	$1.424

Less Distributions
From net investment income	$(0.104)		$(0.100)	$(0.135)	$(0.052)		$(0.026)	$(0.104)
From net realized gain	(0.907)		(0.659)	(0.692)	—		—	—

Total distributions	$(1.011)		$(0.759)	$(0.827)	$(0.052)		$(0.026)	$(0.104)

Net asset value — End of period	$17.660		$18.060	$16.930	$14.230		$12.770	$12.350

Total Return(2)	3.46	%(3)	11.48%	26.30%	11.81%		3.61%	12.95%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$264,907		$263,319	$243,134	$213,244		$220,256	$252,522
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.32	%(6)	1.33%	1.36%	1.36%		1.37%	1.41%
Net investment income	0.61	%(6)	0.70%	0.78%	0.76%		0.51%	0.27%
Portfolio Turnover of the Fund(7)	1	%(3)	1%	2%	0	%(8)	12%	0	%(8)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(8)	Amount is less than 0.5%.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012		2011	2010
Net asset value — Beginning of period	$17.050		$16.010	$13.460	$12.130		$11.790	$10.540

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.011)		$(0.004)	$0.010	$0.001		$(0.030)	$(0.053)
Net realized and unrealized gain	0.535		1.665	3.237	1.329		0.370	1.325

Total income from operations	$0.524		$1.661	$3.247	$1.330		$0.340	$1.272

Less Distributions
From net investment income	$—		$—	$(0.005)	$—		$—	$(0.022)
From net realized gain	(0.884)		(0.621)	(0.692)	—		—	—

Total distributions	$(0.884)		$(0.621)	$(0.697)	$—		$—	$(0.022)

Net asset value — End of period	$16.690		$17.050	$16.010	$13.460		$12.130	$11.790

Total Return(2)	3.13	%(3)	10.63%	25.36%	10.96%		2.88%	12.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,291		$11,189	$15,558	$19,055		$29,592	$46,862
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	2.07	%(6)	2.08%	2.11%	2.11%		2.12%	2.16%
Net investment income (loss)	(0.13	)%(6)	(0.03)%	0.07%	0.01%		(0.24)%	(0.47)%
Portfolio Turnover of the Fund(7)	1	%(3)	1%	2%	0	%(8)	12%	0	%(8)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(8)	Amount is less than 0.5%.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012		2011	2010
Net asset value — Beginning of period	$16.900		$15.900	$13.410	$12.070		$11.740	$10.500

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.011)		$(0.008)	$0.005	$0.001		$(0.031)	$(0.053)
Net realized and unrealized gain	0.526		1.659	3.209	1.339		0.361	1.323

Total income from operations	$0.515		$1.651	$3.214	$1.340		$0.330	$1.270

Less Distributions
From net investment income	$—		$—	$(0.032)	$—		$—	$(0.030)
From net realized gain	(0.885)		(0.651)	(0.692)	—		—	—

Total distributions	$(0.885)		$(0.651)	$(0.724)	$—		$—	$(0.030)

Net asset value — End of period	$16.530		$16.900	$15.900	$13.410		$12.070	$11.740

Total Return(2)	3.11	%(3)	10.65%	25.25%	11.10%		2.81%	12.11%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$177,208		$176,815	$168,924	$148,716		$157,808	$181,613
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	2.07	%(6)	2.08%	2.11%	2.11%		2.12%	2.16%
Net investment income (loss)	(0.13	)%(6)	(0.05)%	0.04%	0.01%		(0.24)%	(0.48)%
Portfolio Turnover of the Fund(7)	1	%(3)	1%	2%	0	%(8)	12%	0	%(8)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(8)	Amount is less than 0.5%.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after tax returns. The Fund currently pursues its objective by investing all of its investable assets in interests in the following six tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates: Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Small-Cap Value Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Small-Cap Value Portfolio, (1.3%, 16.8%, 56.3%, 43.3%, 27.7% and 47.7% respectively, at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The valuation policy of each Portfolio is as follows:

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Funds. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. The value of the Portfolios’ investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolios’ proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or

11

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, 0.70% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. The investment adviser fee payable by the Fund is reduced by the Fund’s allocable portion of the adviser fees paid by the Portfolios in which it invests. For the six months ended April 30,

12

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2015, the Fund’s investment adviser fee totaled $1,682,220, of which $1,368,743 was allocated from the Portfolios and $313,477 was paid or accrued directly by the Fund. For the six months ended April 30, 2015, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.75% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2015, the administration fee amounted to $336,459.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $21,206 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $18,136 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $328,500 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $37,973 and $658,822 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $12,658 and $219,607 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2015, the Fund was informed that EVD received less than $100 and approximately $1,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Tax-Managed Growth Portfolio	$—	$—
Tax-Managed Value Portfolio	—	—
Tax-Managed International Equity Portfolio	—	20,161,116
Tax-Managed Multi-Cap Growth Portfolio	1,013,474	—
Tax-Managed Small-Cap Portfolio	1,182,386	—
Tax-Managed Small-Cap Value Portfolio	1,182,386	—

13

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	541,094	743,007
Issued to shareholders electing to receive payments of distributions in Fund shares	779,697	601,799
Redemptions	(1,000,711)	(1,378,539)
Exchange from Class B shares	94,309	252,388

Net increase	414,389	218,655

Class B	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	6,257	7,305
Issued to shareholders electing to receive payments of distributions in Fund shares	28,935	31,944
Redemptions	(34,862)	(88,464)
Exchange to Class A shares	(99,813)	(266,519)

Net decrease	(99,483)	(315,734)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	347,880	566,219
Issued to shareholders electing to receive payments of distributions in Fund shares	488,009	374,552
Redemptions	(578,797)	(1,102,983)

Net increase (decrease)	257,092	(162,212)

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2015 and October 31, 2014, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

14

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

15

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Equity Asset Allocation Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio (the “Portfolios”), which are portfolios in which the Fund invests, each with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the

16

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Portfolios by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolios, including the provision of administrative services.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management staffing and analysts group. The Board noted that actions are being taken by the Adviser to address Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

17

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Tax-Managed Equity Asset Allocation Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Equity Asset Allocation Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

18

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

19

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7720    4.30.15

Eaton Vance

Tax-Managed Global Dividend

Income Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Tax-Managed Global Dividend Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Performance1,2

Portfolio Managers Walter A. Row, III, CFA, CMT, Michael A. Allison, CFA and John H. Croft, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/30/2003	05/30/2003	3.66%	5.69%	9.29%	5.46%
Class A with 5.75% Maximum Sales Charge	—	—	–2.33	–0.43	8.01	4.84
Class B at NAV	05/30/2003	05/30/2003	3.27	4.90	8.49	4.68
Class B with 5% Maximum Sales Charge	—	—	–1.73	–0.10	8.20	4.68
Class C at NAV	05/30/2003	05/30/2003	3.28	4.91	8.48	4.68
Class C with 1% Maximum Sales Charge	—	—	2.28	3.91	8.48	4.68
Class I at NAV	08/27/2007	05/30/2003	3.78	5.95	9.58	5.67
MSCI World Index	—	—	5.09%	7.41%	10.51%	6.87%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		05/30/2003	05/30/2003	–1.33%	7.10%	3.92%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	0.46	6.36	3.95
Class B After Taxes on Distributions		05/30/2003	05/30/2003	–0.86	7.43	3.90
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	0.54	6.53	3.83
Class C After Taxes on Distributions		05/30/2003	05/30/2003	3.15	7.71	3.89
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	2.82	6.75	3.82
Class I After Taxes on Distributions		08/27/2007	05/30/2003	4.93	8.60	4.71
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	4.16	7.64	4.63

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.17%	1.92%	1.92%	0.92%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Fund Profile

Common Stock Sector Allocation (% of total investments)

Country Allocation (% of total investments)

Top 10 Common Stock Holdings (% of total investments)

Bouygues SA	2.1%

Google, Inc., Class C	1.8

Natixis SA	1.7

Allianz SE	1.7

Roche Holding AG PC	1.7

AXA SA	1.6

Vivendi SA	1.6

Apple, Inc.	1.5

Veolia Environnement SA	1.5

Snam SpA	1.5

Total	16.7%

3

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,036.60	$5.91	1.17%
Class B	$1,000.00	$1,032.70	$9.68	1.92%
Class C	$1,000.00	$1,032.80	$9.68	1.92%
Class I	$1,000.00	$1,037.80	$4.65	0.92%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.86	1.17%
Class B	$1,000.00	$1,015.30	$9.59	1.92%
Class C	$1,000.00	$1,015.30	$9.59	1.92%
Class I	$1,000.00	$1,020.20	$4.61	0.92%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014.

5

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 88.1%

Security	Shares	Value

Aerospace & Defense — 1.2%
Safran SA	83,716	$6,116,905
United Technologies Corp.	46,860	5,330,325

		$11,447,230

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	59,393	$3,824,315

		$3,824,315

Automobiles — 0.3%
Toyota Motor Corp.	42,882	$2,984,978

		$2,984,978

Banks — 8.0%
Bank of America Corp.	464,951	$7,406,669
Credit Agricole SA	309,742	4,819,073
JPMorgan Chase & Co.	109,206	6,908,372
Natixis SA	1,952,746	16,163,781
Nordea Bank AB	442,280	5,619,231
Regions Financial Corp.	526,317	5,173,696
Skandinaviska Enskilda Banken AB, Class A	140,000	1,769,134
Societe Generale	170,883	8,543,237
Svenska Handelsbanken AB, Class A	116,000	5,354,436
Swedbank AB, Class A	110,000	2,557,794
Unione di Banche Italiane ScpA	445,555	3,536,536
Westpac Banking Corp.	231,815	6,660,200

		$74,512,159

Beverages — 1.6%
Anheuser-Busch InBev NV	68,768	$8,372,385
Constellation Brands, Inc., Class A(1)	54,893	6,364,295

		$14,736,680

Biotechnology — 2.1%
Biogen, Inc.(1)	17,583	$6,574,811
Celgene Corp.(1)	59,091	6,385,374
Gilead Sciences, Inc.(1)	60,398	6,070,603

		$19,030,788

Capital Markets — 0.9%
Azimut Holding SpA	286,032	$8,395,812

		$8,395,812

Security	Shares	Value

Chemicals — 2.3%
LyondellBasell Industries NV, Class A	58,311	$6,036,355
Monsanto Co.	54,120	6,167,515
Syngenta AG	27,500	9,202,311

		$21,406,181

Commercial Services & Supplies — 1.8%
Bilfinger SE	90,000	$4,494,737
Brambles, Ltd.	644,015	5,489,357
Edenred	235,000	6,300,198

		$16,284,292

Communications Equipment — 0.9%
QUALCOMM, Inc.	116,765	$7,940,020

		$7,940,020

Construction & Engineering — 2.1%
Bouygues SA	465,000	$19,197,377

		$19,197,377

Construction Materials — 0.3%
Holcim, Ltd.(1)	30,000	$2,409,914

		$2,409,914

Consumer Finance — 1.3%
American Express Co.	50,096	$3,879,935
Discover Financial Services	138,517	8,029,831

		$11,909,766

Diversified Telecommunication Services — 4.6%
Deutsche Telekom AG	654,132	$12,023,372
Nippon Telegraph & Telephone Corp.	114,752	7,748,624
Swisscom AG	18,500	10,998,362
TeliaSonera AB	780,000	4,849,362
Verizon Communications, Inc.	138,986	7,010,454

		$42,630,174

Electric Utilities — 0.6%
NextEra Energy, Inc.	50,303	$5,077,082

		$5,077,082

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electrical Equipment — 1.5%
Emerson Electric Co.	98,392	$5,788,401
Mitsubishi Electric Corp.	313,668	4,096,411
Nidec Corp.	59,661	4,462,926

		$14,347,738

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	257,693	$5,393,515
Yaskawa Electric Corp.	196,559	2,700,623

		$8,094,138

Energy Equipment & Services — 0.3%
Halliburton Co.	63,587	$3,112,584

		$3,112,584

Food & Staples Retailing — 1.6%
Casino Guichard-Perrachon SA	88,000	$7,781,619
CVS Health Corp.	53,313	5,293,448
WM Morrison Supermarkets PLC	725,000	2,067,177

		$15,142,244

Food Products — 2.7%
Kerry Group PLC, Class A	62,461	$4,594,156
Mondelez International, Inc., Class A	184,852	7,092,771
Orkla ASA	800,000	6,282,142
Unilever NV	172,735	7,534,804

		$25,503,873

Gas Utilities — 1.5%
Snam SpA	2,695,000	$14,038,638

		$14,038,638

Health Care Equipment & Supplies — 0.9%
Medtronic PLC	116,086	$8,642,603

		$8,642,603

Hotels, Restaurants & Leisure — 2.7%
Accor SA	158,284	$8,679,473
Compass Group PLC	481,624	8,514,011
Wynn Macau, Ltd.	3,675,000	7,429,358

		$24,622,842

Security	Shares	Value

Household Products — 0.9%
Reckitt Benckiser Group PLC	90,100	$8,019,294

		$8,019,294

Industrial Conglomerates — 2.0%
Danaher Corp.	86,974	$7,121,431
Koninklijke Philips NV	406,254	11,636,838

		$18,758,269

Insurance — 9.4%
Allianz SE	91,650	$15,600,171
AXA SA	604,930	15,296,161
Mediolanum SpA	331,680	2,784,027
Muenchener Rueckversicherungs-Gesellschaft AG	43,500	8,491,092
Prudential PLC	506,904	12,620,652
SCOR SE	190,000	6,838,430
St. James’s Place PLC	416,333	5,679,073
Standard Life PLC	1,268,183	9,065,231
Swiss Re AG	77,000	6,830,467
Zurich Insurance Group AG	15,000	4,629,797

		$87,835,101

Internet Software & Services — 2.4%
Facebook, Inc., Class A(1)	80,466	$6,338,307
Google, Inc., Class C(1)	30,477	16,376,743

		$22,715,050

IT Services — 0.5%
Visa, Inc., Class A	75,626	$4,995,097

		$4,995,097

Machinery — 0.9%
SKF AB, Class B	343,110	$8,380,476

		$8,380,476

Media — 5.2%
ITV PLC	3,130,000	$12,152,265
Lagardere SCA	245,550	7,882,369
Live Nation Entertainment, Inc.(1)	178,741	4,479,249
Societe Television Francaise 1	25,036	437,570
Vivendi SA	586,000	14,690,249
Walt Disney Co. (The)	78,983	8,587,032

		$48,228,734

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	106,665	$2,482,095

		$2,482,095

Multi-Utilities — 3.0%
National Grid PLC	679,722	$9,144,532
Sempra Energy	46,853	4,974,383
Veolia Environnement SA	670,000	14,177,200

		$28,296,115

Oil, Gas & Consumable Fuels — 4.5%
Devon Energy Corp.	123,990	$8,457,358
Exxon Mobil Corp.	87,877	7,677,813
Occidental Petroleum Corp.	100,379	8,040,358
Statoil ASA	435,257	9,227,605
Total SA	147,373	7,980,241

		$41,383,375

Pharmaceuticals — 5.2%
AstraZeneca PLC	76,099	$5,222,415
Bayer AG	48,980	7,049,818
Merck & Co., Inc.	116,411	6,933,439
Orion Oyj, Class B	50,000	1,634,952
Perrigo Co. PLC	39,737	7,282,997
Roche Holding AG PC	54,132	15,490,148
Takeda Pharmaceutical Co., Ltd.	99,204	5,093,235

		$48,707,004

Professional Services — 0.6%
SGS SA	3,000	$5,812,789

		$5,812,789

Real Estate Investment Trusts (REITs) — 0.6%
Simon Property Group, Inc.	31,778	$5,767,389

		$5,767,389

Semiconductors & Semiconductor Equipment — 0.8%
NXP Semiconductors NV(1)	81,455	$7,829,455

		$7,829,455

Software — 1.9%
Microsoft Corp.	96,783	$4,707,525
Oracle Corp.	160,358	6,994,816
SAP SE	80,018	6,046,560

		$17,748,901

Security	Shares	Value

Specialty Retail — 1.7%
Dixons Carphone PLC	398,320	$2,585,029
Home Depot, Inc. (The)	85,328	9,128,389
Industria de Diseno Textil SA	138,550	4,445,938

		$16,159,356

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	114,447	$14,323,042

		$14,323,042

Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B	99,147	$9,799,689
Pandora A/S	64,998	6,718,290

		$16,517,979

Tobacco — 1.6%
Altria Group, Inc.	135,100	$6,761,755
Imperial Tobacco Group PLC	157,289	7,680,500

		$14,442,255

Trading Companies & Distributors — 0.5%
Rexel SA	255,000	$4,805,892

		$4,805,892

Wireless Telecommunication Services — 2.3%
Tele2 AB, Class B	712,000	$9,496,496
Vodafone Group PLC	3,363,314	11,849,648

		$21,346,144

Total Common Stocks (identified cost $761,085,646)		$819,845,240

Preferred Stocks — 6.7%

Security	Shares	Value

Banks — 3.5%
AgriBank FCB, 6.875% to 1/1/24(2)	18,968	$1,985,121
Barclays Bank PLC, 8.25% to 12/15/18(2)	2,832	3,060,452
Citigroup, Inc., Series K, 6.875% to 11/15/23(2)	70,110	1,914,879
CoBank ACB, Series F, 6.25% to 10/1/22(2)	21,750	2,247,728
Farm Credit Bank of Texas, Series 1, 10.00%	1,135	1,414,848
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(2)	1,416	1,483,732
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(2)	835	866,674
JPMorgan Chase & Co., Series Y, 6.125%	33,000	832,590

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Banks (continued)
KeyCorp, Series A, 7.75%	13,268	$1,746,400
Regions Financial Corp., Series A, 6.375%	102,533	2,583,832
Royal Bank of Scotland Group PLC, Series L, 5.75%	29,238	715,161
Royal Bank of Scotland Group PLC, Series S, 6.60%	61,664	1,543,450
Standard Chartered PLC, 7.014% to 7/30/37(2)(3)	16.97	1,961,910
Texas Capital Bancshares, Inc., 6.50%	99,990	2,479,752
Texas Capital Bancshares, Inc., Series A, 6.50%	16,300	413,694
Webster Financial Corp., Series E, 6.40%	67,815	1,736,912
Wells Fargo & Co., Series L, 7.50%	2,329	2,838,469
Zions Bancorporation, Series I, 5.80% to 9/15/23(2)	1,225	1,212,641
Zions Bancorporation, Series J, 7.20% to 9/15/23(2)	1,095	1,193,917

		$32,232,162

Capital Markets — 0.4%
Affiliated Managers Group, Inc., 6.375%	42,923	$1,130,270
Morgan Stanley, Series G, 6.625%	85,300	2,222,065

		$3,352,335

Consumer Finance — 0.5%
Capital One Financial Corp., Series B, 6.00%	93,750	$2,360,625
Discover Financial Services, Series B, 6.50%	39,000	1,009,027
SLM Corp., Series B, 1.971%(4)	24,070	1,490,085

		$4,859,737

Diversified Financial Services — 0.6%
KKR Financial Holdings, LLC, Series A, 7.375%	66,100	$1,716,782
PPTT, 2006-A GS, Class A, 5.99%(3)(4)	22.71	4,031,931

		$5,748,713

Electric Utilities — 0.3%
AES Gener SA, 8.375% to 6/18/19(2)(3)	1,260	$1,443,885
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	56,072	1,386,801

		$2,830,686

Food Products — 0.2%
Ocean Spray Cranberries, Inc., 6.25%(3)	16,860	$1,582,733

		$1,582,733

Insurance — 0.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)	5,000	$2,000,313

		$2,000,313

Security	Shares	Value

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	46,069	$1,171,189

		$1,171,189

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	30,093	$754,432

		$754,432

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(2)	99,305	$2,605,018

		$2,605,018

Real Estate Investment Trusts (REITs) — 0.2%
American Realty Capital Properties, Inc., Series F, 6.70%	7,282	$174,841
Cedar Realty Trust, Inc., Series B, 7.25%	32,800	849,192
DDR Corp., Series K, 6.25%	35,725	916,078

		$1,940,111

Thrifts & Mortgage Finance — 0.3%
Elmira Savings Bank, 8.998% to 12/31/17(2)	1,880	$1,786,000
EverBank Financial Corp., Series A, 6.75%	40,384	1,019,292

		$2,805,292

Total Preferred Stocks (identified cost $62,114,553)		$61,882,721

Corporate Bonds & Notes — 3.2%

Security	Principal Amount (000’s omitted)	Value

Banks — 1.4%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(2)(3)	$785	$730,050
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(2)	1,351	1,381,398
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(2)(3)	1,535	1,525,022
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(2)(3)	2,371	2,542,786
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(2)(3)	2,378	2,361,354
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(2)	1,440	1,470,960
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20, 12/29/49(2)	746	748,798
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(2)(5)	2,082	2,217,330

		$12,977,698

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services — 0.2%
Leucadia National Corp., 6.625%, 10/23/43	$1,150	$1,125,774
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(2)(3)	635	574,675

		$1,700,449

Diversified Telecommunication Services — 0.3%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(2)(3)	$2,232	$2,413,350

		$2,413,350

Electric Utilities — 0.6%
Enel SpA, 8.75% to 9/24/23, 9/24/73(2)(3)	$1,908	$2,305,818
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(2)	3,603	3,335,470

		$5,641,288

Energy Equipment & Services — 0.1%
Abengoa Finance S.A.U., 7.75%, 2/1/20(3)	$696	$696,696

		$696,696

Insurance — 0.3%
Genworth Financial, Inc., 7.625%, 9/24/21	$343	$365,295
Genworth Financial, Inc., 7.70%, 6/15/20	64	69,760
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(2)	2,990	2,638,675

		$3,073,730

Oil, Gas & Consumable Fuels — 0.1%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(2)(3)	$1,824	$1,386,240

		$1,386,240

Telecommunications — 0.2%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(2)(3)	$1,737	$1,797,795

		$1,797,795

Total Corporate Bonds & Notes (identified cost $29,369,159)		$29,687,246

Foreign Government Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value

Ecuador — 0.1%
Republic of Ecuador, 10.50%, 3/24/20(3)	$673	$731,012

Total Foreign Government Bonds (identified cost $673,000)		$731,012

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(6)	$16,215	$16,215,402

Total Short-Term Investments (identified cost $16,215,402)		$16,215,402

Total Investments — 99.8% (identified cost $869,457,760)		$928,361,621

Other Assets, Less Liabilities — 0.2%		$1,689,255

Net Assets — 100.0%		$930,050,876

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate
PPTT	–	Preferred Pass-Through Trust

(1)	Non-income producing security.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $26,085,257 or 2.8% of the Fund’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $2,217,330 or 0.2% of the Fund’s net assets.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	37.3%	$345,780,716
France	16.6	154,469,891
United Kingdom	11.8	109,415,604
Switzerland	6.2	57,735,142
Germany	5.9	55,176,710
Sweden	4.1	38,026,929
Italy	3.3	31,060,831
Japan	2.9	27,086,797
Ireland	2.5	23,158,431
Netherlands	2.4	21,879,643
Norway	1.7	15,509,747
Australia	1.3	12,149,557
Belgium	0.9	8,372,385
Hong Kong	0.8	7,429,358
Denmark	0.7	6,718,290
Spain	0.6	5,142,634
Brazil	0.2	2,255,072
Colombia	0.2	1,797,795
Finland	0.2	1,634,952
Chile	0.2	1,443,885
Cayman Islands	0.1	1,386,240
Ecuador	0.1	731,012

Total Investments	100.0%	$928,361,621

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $853,242,358)	$912,146,219
Affiliated investment, at value (identified cost, $16,215,402)	16,215,402
Restricted cash*	3,811,862
Foreign currency, at value (identified cost, $708,973)	708,972
Dividends and interest receivable	2,287,635
Interest receivable from affiliated investment	1,648
Receivable for investments sold	532,184
Receivable for Fund shares sold	813,796
Tax reclaims receivable	4,108,788
Total assets	$940,626,506

Liabilities
Payable for investments purchased	$2,156,532
Payable for Fund shares redeemed	1,190,502
Payable for open forward foreign currency exchange contracts	4,944,306
Due to custodian	1,140,000
Payable to affiliates:
Investment adviser fee	493,496
Administration fee	115,973
Distribution and service fees	386,003
Trustees’ fees	3,804
Accrued expenses	145,014
Total liabilities	$10,575,630
Net Assets	$930,050,876

Sources of Net Assets
Paid-in capital	$1,202,502,073
Accumulated net realized loss	(333,475,659)
Accumulated undistributed net investment income	7,145,879
Net unrealized appreciation	53,878,583
Total	$930,050,876

Class A Shares
Net Assets	$465,849,731
Shares Outstanding	39,581,234
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.77
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.49

Class B Shares
Net Assets	$24,141,657
Shares Outstanding	2,056,059
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.74

Class C Shares
Net Assets	$323,152,759
Shares Outstanding	27,522,827
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.74

Class I Shares
Net Assets	$116,906,729
Shares Outstanding	9,926,348
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.78

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends (net of foreign taxes, $1,608,648)	$22,781,426
Interest	950,678
Interest allocated from affiliated investment	4,907
Expenses allocated from affiliated investment	(506)
Total investment income	$23,736,505

Expenses
Investment adviser fee	$2,947,966
Administration fee	692,635
Distribution and service fees
Class A	577,085
Class B	134,153
Class C	1,602,766
Trustees’ fees and expenses	22,432
Custodian fee	167,803
Transfer and dividend disbursing agent fees	257,446
Legal and accounting services	34,104
Printing and postage	40,443
Registration fees	37,581
Miscellaneous	49,527
Total expenses	$6,563,941
Deduct —
Reduction of custodian fee	$13
Total expense reductions	$13

Net expenses	$6,563,928

Net investment income	$17,172,577

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$23,842,183
Investment transactions allocated from affiliated investment	7
Foreign currency and forward foreign currency exchange contract transactions	(998,019)
Net realized gain	$22,844,171
Change in unrealized appreciation (depreciation) —
Investments	$(3,133,053)
Foreign currency and forward foreign currency exchange contracts	(4,970,820)
Net change in unrealized appreciation (depreciation)	$(8,103,873)

Net realized and unrealized gain	$14,740,298

Net increase in net assets from operations	$31,912,875

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$17,172,577	$38,053,275
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	22,844,171	153,790,702
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(8,103,873)	(112,911,799)
Net increase in net assets from operations	$31,912,875	$78,932,178
Distributions to shareholders —
From net investment income
Class A	$(9,149,482)	$(18,463,459)
Class B	(432,368)	(1,125,075)
Class C	(5,163,166)	(10,319,883)
Class I	(2,421,920)	(4,278,388)
Total distributions to shareholders	$(17,166,936)	$(34,186,805)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$17,346,803	$38,780,251
Class B	197,649	517,552
Class C	9,786,115	20,153,333
Class I	17,771,246	37,793,274
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,352,642	16,855,785
Class B	325,582	843,678
Class C	4,070,095	8,050,598
Class I	1,799,573	3,161,510
Cost of shares redeemed
Class A	(43,825,176)	(110,691,781)
Class B	(2,739,160)	(7,321,035)
Class C	(26,931,807)	(56,008,302)
Class I	(20,255,100)	(29,792,372)
Net asset value of shares exchanged
Class A	4,129,538	8,521,114
Class B	(4,129,538)	(8,521,114)
Net decrease in net assets from Fund share transactions	$(34,101,538)	$(77,657,509)

Net decrease in net assets	$(19,355,599)	$(32,912,136)

Net Assets
At beginning of period	$949,406,475	$982,318,611
At end of period	$930,050,876	$949,406,475

Accumulated undistributed net investment income included in net assets
At end of period	$7,145,879	$7,140,238

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011	2010
Net asset value — Beginning of period	$11.580		$11.070		$9.780		$9.290		$9.660	$9.050

Income (Loss) From Operations
Net investment income(1)	$0.228		$0.479	(2)	$0.463	(2)	$0.465	(2)	$0.550	$0.494
Net realized and unrealized gain (loss)	0.190		0.463		1.259		0.503		(0.397)	0.644

Total income from operations	$0.418		$0.942		$1.722		$0.968		$0.153	$1.138

Less Distributions
From net investment income	$(0.228)		$(0.432)		$(0.432)		$(0.478)		$(0.523)	$(0.528)

Total distributions	$(0.228)		$(0.432)		$(0.432)		$(0.478)		$(0.523)	$(0.528)

Net asset value — End of period	$11.770		$11.580		$11.070		$9.780		$9.290	$9.660

Total Return(3)	3.66	%(4)	8.61%		18.01%		10.74%		1.52%	12.99%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$465,850		$472,354		$496,308		$490,142		$546,679	$648,656
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.17	%(6)	1.17%		1.18%		1.18%		1.17%	1.19%
Net investment income	3.98	%(6)	4.17	%(2)	4.48	%(2)	4.92	%(2)	5.65%	5.34%
Portfolio Turnover	59	%(4)	118%		85%		82%		101%	127%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.248, $0.086 and $0.059 per share for the years ended October 31, 2014, 2013 and 2012, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.01%, 3.65% and 4.30% for the years ended October 31, 2014, 2013 and 2012, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011	2010
Net asset value — Beginning of period	$11.550		$11.040		$9.760		$9.270		$9.640	$9.030

Income (Loss) From Operations
Net investment income(1)	$0.176		$0.411	(2)	$0.388	(2)	$0.393	(2)	$0.479	$0.424
Net realized and unrealized gain (loss)	0.198		0.443		1.246		0.503		(0.399)	0.645

Total income from operations	$0.374		$0.854		$1.634		$0.896		$0.080	$1.069

Less Distributions
From net investment income	$(0.184)		$(0.344)		$(0.354)		$(0.406)		$(0.450)	$(0.459)

Total distributions	$(0.184)		$(0.344)		$(0.354)		$(0.406)		$(0.450)	$(0.459)

Net asset value — End of period	$11.740		$11.550		$11.040		$9.760		$9.270	$9.640

Total Return(3)	3.27	%(4)	7.80%		17.05%		9.93%		0.75%	12.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,142		$30,065		$42,660		$51,492		$67,749	$85,354
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.92	%(6)	1.92%		1.93%		1.93%		1.92%	1.94%
Net investment income	3.08	%(6)	3.59	%(2)	3.76	%(2)	4.18	%(2)	4.93%	4.59%
Portfolio Turnover	59	%(4)	118%		85%		82%		101%	127%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.260, $0.086 and $0.059 per share for the years ended October 31, 2014, 2013 and 2012, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.32%, 2.93% and 3.55% for the years ended October 31, 2014, 2013 and 2012, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011	2010
Net asset value — Beginning of period	$11.550		$11.040		$9.760		$9.270		$9.640	$9.030

Income (Loss) From Operations
Net investment income(1)	$0.185		$0.391	(2)	$0.386	(2)	$0.394	(2)	$0.477	$0.423
Net realized and unrealized gain (loss)	0.190		0.464		1.249		0.503		(0.397)	0.646

Total income from operations	$0.375		$0.855		$1.635		$0.897		$0.080	$1.069

Less Distributions
From net investment income	$(0.185)		$(0.345)		$(0.355)		$(0.407)		$(0.450)	$(0.459)

Total distributions	$(0.185)		$(0.345)		$(0.355)		$(0.407)		$(0.450)	$(0.459)

Net asset value — End of period	$11.740		$11.550		$11.040		$9.760		$9.270	$9.640

Total Return(3)	3.28	%(4)	7.81%		17.06%		9.93%		0.76%	12.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$323,153		$331,088		$343,199		$338,461		$371,066	$442,969
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.92	%(6)	1.92%		1.93%		1.93%		1.92%	1.94%
Net investment income	3.22	%(6)	3.41	%(2)	3.74	%(2)	4.18	%(2)	4.92%	4.58%
Portfolio Turnover	59	%(4)	118%		85%		82%		101%	127%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.247, $0.085 and $0.059 per share for the years ended October 31, 2014, 2013 and 2012, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.26%, 2.91% and 3.55% for the years ended October 31, 2014, 2013 and 2012, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012		2011	2010
Net asset value — Beginning of period	$11.590		$11.070		$9.790		$9.300		$9.660	$9.050

Income (Loss) From Operations
Net investment income(1)	$0.243		$0.486	(2)	$0.494	(2)	$0.493	(2)	$0.573	$0.518
Net realized and unrealized gain (loss)	0.190		0.495		1.244		0.498		(0.385)	0.643

Total income from operations	$0.433		$0.981		$1.738		$0.991		$0.188	$1.161

Less Distributions
From net investment income	$(0.243)		$(0.461)		$(0.458)		$(0.501)		$(0.548)	$(0.551)

Total distributions	$(0.243)		$(0.461)		$(0.458)		$(0.501)		$(0.548)	$(0.551)

Net asset value — End of period	$11.780		$11.590		$11.070		$9.790		$9.300	$9.660

Total Return(3)	3.78	%(4)	8.97%		18.18%		11.01%		1.88%	13.27%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$116,907		$115,900		$100,152		$87,556		$86,428	$57,160
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.92	%(6)	0.92%		0.93%		0.93%		0.93%	0.94%
Net investment income	4.23	%(6)	4.23	%(2)	4.77	%(2)	5.21	%(2)	5.91%	5.63%
Portfolio Turnover	59	%(4)	118%		85%		82%		101%	127%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.233, $0.086 and $0.059 per share for the years ended October 31, 2014, 2013 and 2012, respectively. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.20%, 3.93% and 4.58% for the years ended October 31, 2014, 2013 and 2012, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return by investing primarily in a diversified portfolio of common and preferred stocks. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or

19

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

20

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $353,795,417 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016 ($71,662,013), October 31, 2017 ($258,617,823) and October 31, 2018 ($23,515,581) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$871,881,476

Gross unrealized appreciation	$78,634,818
Gross unrealized depreciation	(22,154,673)

Net unrealized appreciation	$56,480,145

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2015, the Fund’s investment adviser fee amounted to $2,947,966 or 0.64% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2015, the administration fee amounted to $692,635.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $12,686 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $36,569 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $577,085 for Class A shares.

21

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $100,615 and $1,202,075 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $33,538 and $400,691 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $9,000 and $3,000 of CDSCs paid by Class B and Class C shareholders, respectively, and none paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $543,165,493 and $590,193,389, respectively, for the six months ended April 30, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	1,497,682	3,378,298
Issued to shareholders electing to receive payments of distributions in Fund shares	720,653	1,466,576
Redemptions	(3,784,251)	(9,644,741)
Exchange from Class B shares	354,925	740,376

Net decrease	(1,210,991)	(4,059,491)

Class B	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	17,133	45,840
Issued to shareholders electing to receive payments of distributions in Fund shares	28,175	73,625
Redemptions	(236,047)	(639,403)
Exchange to Class A shares	(355,747)	(741,978)

Net decrease	(546,486)	(1,261,916)

22

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	842,417	1,768,792
Issued to shareholders electing to receive payments of distributions in Fund shares	352,029	701,774
Redemptions	(2,331,639)	(4,897,144)

Net decrease	(1,137,193)	(2,426,578)

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	1,533,866	3,276,714
Issued to shareholders electing to receive payments of distributions in Fund shares	155,186	274,692
Redemptions	(1,764,913)	(2,594,175)

Net increase (decrease)	(75,861)	957,231

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)

5/12/15	Hong Kong Dollar 21,958,333	United States Dollar 2,832,776	Citibank, N.A.	$ —	$(349)	$(349)
5/12/15	Hong Kong Dollar 21,958,334	United States Dollar 2,832,807	Standard Chartered Bank	—	(318)	(318)
5/12/15	Hong Kong Dollar 21,958,333	United States Dollar 2,832,844	State Street Bank and Trust Company	—	(281)	(281)
5/29/15	British Pound Sterling 6,364,674	United States Dollar 9,725,069	Citibank, N.A.	—	(43,003)	(43,003)
5/29/15	British Pound Sterling 6,364,674	United States Dollar 9,741,834	Standard Chartered Bank	—	(26,238)	(26,238)
5/29/15	British Pound Sterling 6,364,674	United States Dollar 9,755,734	State Street Bank and Trust Company	—	(12,337)	(12,337)
5/29/15	Euro 46,292,038	United States Dollar 50,828,843	Citibank, N.A.	—	(1,166,271)	(1,166,271)
5/29/15	Euro 46,292,038	United States Dollar 50,832,824	Standard Chartered Bank	—	(1,162,290)	(1,162,290)
5/29/15	Euro 46,292,038	United States Dollar 50,823,427	State Street Bank and Trust Company	—	(1,171,688)	(1,171,688)

23

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)

5/29/15	Norwegian Krone 10,364,900	United States Dollar 1,351,282	Citibank, N.A.	$—	$(24,300)	$(24,300)
5/29/15	Norwegian Krone 10,365,000	United States Dollar 1,348,496	Standard Chartered Bank	—	(27,099)	(27,099)
5/29/15	Norwegian Krone 10,364,900	United States Dollar 1,348,016	State Street Bank and Trust Company	—	(27,567)	(27,567)
5/29/15	Swedish Krona 64,715,250	United States Dollar 7,567,796	Standard Chartered Bank	—	(201,609)	(201,609)
5/29/15	Swedish Krona 64,715,250	United States Dollar 7,582,115	State Street Bank and Trust Company	—	(187,289)	(187,289)
5/29/15	Swiss Franc 12,718,666	United States Dollar 13,333,836	Citibank, N.A.	—	(310,075)	(310,075)
5/29/15	Swiss Franc 12,716,666	United States Dollar 13,333,612	Standard Chartered Bank	—	(310,299)	(310,299)
5/29/15	Swiss Franc 12,716,666	United States Dollar 13,370,617	State Street Bank and Trust Company	—	(273,293)	(273,293)

				$—	$(4,944,306)	$(4,944,306)

At April 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $4,944,306. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $3,811,862 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

24

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(4,944,306	)(1)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for liabilities as of April 30, 2015.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Citibank, N.A.	$(1,543,998)	$—	$—	$481,862	$(1,062,136)
Standard Chartered Bank	(1,727,853)	—	—	1,100,000	(627,853)
State Street Bank and Trust Company	(1,672,455)	—	—	1,672,455	—

	$(4,944,306)	$—	$—	$3,254,317	$(1,689,989)

(a)	In some instances, the actual collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$(917,264	)(1)	$(4,944,306	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2015, which is indicative of the volume of this derivative type, was approximately $86,960,000.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

10  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At April 30, 2015, the

25

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Fund had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $1,140,000. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2015. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2015. The Fund’s average overdraft advances during the six months ended April 30, 2015 were not significant.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$31,994,359	$76,519,530	$—	$108,513,889
Consumer Staples	25,512,269	52,332,077	—	77,844,346
Energy	27,288,113	17,207,846	—	44,495,959
Financials	37,165,892	151,254,335	—	188,420,227
Health Care	41,889,827	34,490,568	—	76,380,395
Industrials	22,064,472	80,793,906	—	102,858,378
Information Technology	74,898,520	8,747,183	—	83,645,703
Materials	14,685,965	11,612,225	—	26,298,190
Telecommunication Services	7,010,454	56,965,864	—	63,976,318
Utilities	10,051,465	37,360,370	—	47,411,835

Total Common Stocks	$292,561,336	$527,283,904 *	$—	$819,845,240

Preferred Stocks
Consumer Staples	$—	$1,582,733	$—	$1,582,733
Energy	—	2,605,018	—	2,605,018
Financials	16,538,006	36,400,657	—	52,938,663
Industrials	—	1,171,189	—	1,171,189
Utilities	754,432	2,830,686	—	3,585,118

Total Preferred Stocks	$17,292,438	$44,590,283	$—	$61,882,721

Corporate Bonds & Notes	$—	$29,687,246	$—	$29,687,246
Foreign Government Bonds	—	731,012	—	731,012
Short-Term Investments	—	16,215,402	—	16,215,402

Total Investments	$309,853,774	$618,507,847	$—	$928,361,621

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(4,944,306)	$—	$(4,944,306)

Total	$—	$(4,944,306)	$—	$(4,944,306)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Global Dividend Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stock. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

29

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

30

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Dividend Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Dividend Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7732 4.30.15

Eaton Vance

Tax-Managed Multi-Cap

Growth Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	24

Officers and Trustees	27

Important Notices	28

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2015

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	6.47%	14.78%	11.13%	10.04%
Class A with 5.75% Maximum Sales Charge	—	—	0.34	8.18	9.83	9.39
Class B at NAV	07/10/2000	07/10/2000	6.14	13.99	10.30	9.21
Class B with 5% Maximum Sales Charge	—	—	1.14	8.99	10.03	9.21
Class C at NAV	07/10/2000	07/10/2000	6.08	13.98	10.29	9.22
Class C with 1% Maximum Sales Charge	—	—	5.08	12.98	10.29	9.22
Russell 3000 Growth Index	—	—	6.59%	16.50%	15.44%	9.68%
S&P 500 Index	—	—	4.40	12.98	14.32	8.32

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		06/30/2000	06/30/2000	8.18%	9.83%	9.02%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	4.63	7.80	7.71
Class B After Taxes on Distributions		07/10/2000	07/10/2000	8.99	10.03	8.85
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	5.09	7.97	7.58
Class C After Taxes on Distributions		07/10/2000	07/10/2000	12.98	10.29	8.85
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	7.34	8.18	7.58

% Total Annual Operating Expense Ratios[3]				Class A	Class B	Class C
Gross				1.42%	2.17%	2.17%
Net				1.40	2.15	2.15

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	6.2%

Amazon.com, Inc.	3.0

Visa, Inc., Class A	2.3

Avago Technologies, Ltd.	2.1

Priceline Group, Inc. (The)	2.1

Biogen, Inc.	2.1

Facebook, Inc., Class A	2.1

Monsanto Co.	2.1

Google, Inc., Class A	2.1

salesforce.com, inc.	2.1

Total	26.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

Russell 3000 Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/29/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,064.70	$7.17	**	1.40%
Class B	$1,000.00	$1,061.40	$10.99	**	2.15%
Class C	$1,000.00	$1,060.80	$10.99	**	2.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00	**	1.40%
Class B	$1,000.00	$1,014.10	$10.74	**	2.15%
Class C	$1,000.00	$1,014.10	$10.74	**	2.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $45,380,202)	$68,123,403
Receivable for Fund shares sold	143,463
Total assets	$68,266,866

Liabilities
Payable for Fund shares redeemed	$81,296
Payable to affiliates:
Administration fee	8,480
Distribution and service fees	28,241
Trustees’ fees	43
Other	281
Accrued expenses	14,285
Total liabilities	$132,626
Net Assets	$68,134,240

Sources of Net Assets
Paid-in capital	$51,964,679
Accumulated net realized loss from Portfolio	(5,802,650)
Accumulated net investment loss	(770,990)
Net unrealized appreciation from Portfolio	22,743,201
Total	$68,134,240

Class A Shares
Net Assets	$45,500,124
Shares Outstanding	2,177,607
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.89
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$22.16

Class B Shares
Net Assets	$1,976,525
Shares Outstanding	106,919
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.49

Class C Shares
Net Assets	$20,657,591
Shares Outstanding	1,115,885
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.51

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends allocated from Portfolio (net of foreign taxes, $16,193)	$285,942
Interest allocated from Portfolio	911
Expenses allocated from Portfolio	(243,318)
Total investment income from Portfolio	$43,535

Expenses
Administration fee	$49,848
Distribution and service fees
Class A	55,032
Class B	11,218
Class C	100,978
Trustees’ fees and expenses	251
Custodian fee	6,766
Transfer and dividend disbursing agent fees	34,331
Legal and accounting services	12,486
Printing and postage	8,609
Registration fees	22,924
Miscellaneous	5,575
Total expenses	$308,018
Deduct —
Allocation of expenses to affiliate	$1,913
Total expense reductions	$1,913

Net expenses	$306,105

Net investment loss	$(262,570)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$1,340,478
Net realized gain	$1,340,478
Change in unrealized appreciation (depreciation) —
Investments	$3,067,375
Net change in unrealized appreciation (depreciation)	$3,067,375

Net realized and unrealized gain	$4,407,853

Net increase in net assets from operations	$4,145,283

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment loss	$(262,570)	$(594,331)
Net realized gain from investment transactions and written options	1,340,478	3,011,215
Net change in unrealized appreciation (depreciation) from investments and written options	3,067,375	3,460,825
Net increase in net assets from operations	$4,145,283	$5,877,709
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,668,541	$2,902,394
Class B	31,135	25,604
Class C	1,312,093	2,243,815
Cost of shares redeemed
Class A	(3,028,739)	(4,418,420)
Class B	(267,418)	(322,805)
Class C	(1,772,943)	(2,069,373)
Net asset value of shares exchanged
Class A	402,992	291,576
Class B	(402,992)	(291,576)
Net decrease in net assets from Fund share transactions	$(2,057,331)	$(1,638,785)

Net increase in net assets	$2,087,952	$4,238,924

Net Assets
At beginning of period	$66,046,288	$61,807,364
At end of period	$68,134,240	$66,046,288

Accumulated net investment loss included in net assets
At end of period	$(770,990)	$(508,420)

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012	2011		2010
Net asset value — Beginning of period	$19.620		$17.850		$13.900		$12.740	$11.810		$10.500

Income (Loss) From Operations
Net investment loss(1)	$(0.054)		$(0.126)		$(0.086)		$(0.111)	$(0.084	)(2)	$(0.081	)(3)
Net realized and unrealized gain	1.324		1.896		4.036		1.271	1.014		1.391

Total income from operations	$1.270		$1.770		$3.950		$1.160	$0.930		$1.310

Net asset value — End of period	$20.890		$19.620		$17.850		$13.900	$12.740		$11.810

Total Return(4)	6.47	%(5)	9.92%		28.42%		9.11%	7.78%		12.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,500		$43,667		$40,895		$36,579	$38,582		$43,627
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	1.40	%(8)(9)	1.40	%(9)	1.43	%(9)	1.50%	1.48%		1.47%
Net investment loss	(0.54	)%(8)	(0.67)%		(0.56)%		(0.81)%	(0.65	)%(2)	(0.70	)%(3)
Portfolio Turnover of the Portfolio	5	%(5)	29%		68%		83%	139%		200%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.027 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.85)%.

(3)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.011 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.81)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The administrator subsidized certain operating expenses (equal to 0.01%, 0.02% and 0.09% of average daily net assets for the six months ended April 30, 2015 and the years ended October 31, 2014 and 2013, respectively). Absent this subsidy, total return would have been lower.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012	2011		2010
Net asset value — Beginning of period	$17.420		$15.970		$12.530		$11.570	$10.810		$9.680

Income (Loss) From Operations
Net investment loss(1)	$(0.114)		$(0.237)		$(0.182)		$(0.189)	$(0.164	)(2)	$(0.151	)(3)
Net realized and unrealized gain	1.184		1.687		3.622		1.149	0.924		1.281

Total income from operations	$1.070		$1.450		$3.440		$0.960	$0.760		$1.130

Net asset value — End of period	$18.490		$17.420		$15.970		$12.530	$11.570		$10.810

Total Return(4)	6.14	%(5)	9.08%		27.45%		8.30%	7.03%		11.67%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,977		$2,477		$2,831		$2,334	$3,340		$4,940
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	2.15	%(8)(9)	2.15	%(9)	2.18	%(9)	2.26%	2.23%		2.22%
Net investment loss	(1.28	)%(8)	(1.42)%		(1.32)%		(1.54)%	(1.38	)%(2)	(1.43	)%(3)
Portfolio Turnover of the Portfolio	5	%(5)	29%		68%		83%	139%		200%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.026 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.60)%.

(3)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.010 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.54)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The administrator subsidized certain operating expenses (equal to 0.01%, 0.02% and 0.09% of average daily net assets for the six months ended April 30, 2015 and the years ended October 31, 2014 and 2013, respectively). Absent this subsidy, total return would have been lower.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013		2012	2011		2010
Net asset value — Beginning of period	$17.450		$16.000		$12.550		$11.580	$10.830		$9.690

Income (Loss) From Operations
Net investment loss(1)	$(0.115)		$(0.238)		$(0.181)		$(0.194)	$(0.166	)(2)	$(0.153	)(3)
Net realized and unrealized gain	1.175		1.688		3.631		1.164	0.916		1.293

Total income from operations	$1.060		$1.450		$3.450		$0.970	$0.750		$1.140

Net asset value — End of period	$18.510		$17.450		$16.000		$12.550	$11.580		$10.830

Total Return(4)	6.08	%(5)	9.06%		27.49%		8.38%	6.93%		11.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,658		$19,902		$18,081		$15,549	$16,069		$18,185
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)	2.15	%(8)(9)	2.15	%(9)	2.18	%(9)	2.25%	2.23%		2.22%
Net investment loss	(1.29	)%(8)	(1.42)%		(1.31)%		(1.57)%	(1.39	)%(2)	(1.45	)%(3)
Portfolio Turnover of the Portfolio	5	%(5)	29%		68%		83%	139%		200%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.025 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.60)%.

(3)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.010 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.56)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The administrator subsidized certain operating expenses (equal to 0.01%, 0.02% and 0.09% of average daily net assets for the six months ended April 30, 2015 and the years ended October 31, 2014 and 2013, respectively). Absent this subsidy, total return would have been lower.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (56.7% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $5,949,250 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on October 31, 2017 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

Additionally, at October 31, 2014, the Fund had a late year ordinary loss of $508,420 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2015, the administration fee amounted to $49,848. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary expenses only) exceed 1.40%, 2.15% and 2.15% of the Fund’s average daily net assets for Class A, Class B and Class C, respectively. This agreement may be changed or terminated after February 29, 2016. Pursuant to this agreement, EVM was allocated $1,913 of the Fund’s operating expenses for the six months ended April 30, 2015. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $5,281 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,712 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $55,032 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $8,413 and $75,733 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $2,805 and $25,245 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

12

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $1,000 and $1,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,411,182 and $3,912,966, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	82,685	154,445
Redemptions	(150,494)	(234,887)
Exchange from Class B shares	19,566	15,629

Net decrease	(48,243)	(64,813)

Class B	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	1,694	1,580
Redemptions	(14,883)	(19,099)
Exchange to Class A shares	(22,078)	(17,522)

Net decrease	(35,267)	(35,041)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	73,193	134,988
Redemptions	(98,086)	(124,596)

Net increase (decrease)	(24,893)	10,392

13

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value

Aerospace & Defense — 2.5%
Precision Castparts Corp.	7,300	$1,508,837
Spirit AeroSystems Holdings, Inc., Class A(1)	29,182	1,485,072

		$2,993,909

Banks — 2.3%
Citigroup, Inc.	38,100	$2,031,492
Regions Financial Corp.	78,500	771,655

		$2,803,147

Beverages — 2.6%
Anheuser-Busch InBev NV ADR	12,700	$1,524,508
Constellation Brands, Inc., Class A(1)	13,728	1,591,624

		$3,116,132

Biotechnology — 5.9%
Biogen, Inc.(1)	6,700	$2,505,331
Celgene Corp.(1)	17,200	1,858,632
Gilead Sciences, Inc.(1)	17,499	1,758,824
Vertex Pharmaceuticals, Inc.(1)	8,021	988,829

		$7,111,616

Building Products — 1.3%
Fortune Brands Home & Security, Inc.	35,900	$1,601,140

		$1,601,140

Capital Markets — 2.7%
Affiliated Managers Group, Inc.(1)	6,300	$1,424,619
Charles Schwab Corp. (The)	58,000	1,769,000

		$3,193,619

Chemicals — 3.9%
Celanese Corp., Series A	16,700	$1,108,212
Monsanto Co.	21,739	2,477,376
Praxair, Inc.	8,900	1,085,177

		$4,670,765

Consumer Finance — 0.7%
Discover Financial Services	14,900	$863,753

		$863,753

Security	Shares	Value

Electrical Equipment — 2.1%
AMETEK, Inc.	34,300	$1,798,006
Eaton Corp. PLC	10,621	729,981

		$2,527,987

Electronic Equipment, Instruments & Components — 0.6%
InvenSense, Inc.(1)	51,400	$766,888

		$766,888

Energy Equipment & Services — 1.4%
Schlumberger, Ltd.	17,620	$1,667,028

		$1,667,028

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	5,796	$829,118
Sprouts Farmers Market, Inc.(1)	25,343	810,596

		$1,639,714

Food Products — 3.2%
Hain Celestial Group, Inc. (The)(1)	25,420	$1,531,301
Keurig Green Mountain, Inc.	9,765	1,136,353
Mondelez International, Inc., Class A	32,354	1,241,423

		$3,909,077

Health Care Equipment & Supplies — 3.7%
Cooper Cos., Inc. (The)	7,031	$1,252,010
Medtronic PLC	18,033	1,342,557
Stryker Corp.	20,400	1,881,696

		$4,476,263

Health Care Providers & Services — 1.3%
Brookdale Senior Living, Inc.(1)	44,500	$1,612,235

		$1,612,235

Health Care Technology — 1.1%
Cerner Corp.(1)	18,345	$1,317,354

		$1,317,354

Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp.	14,029	$741,854

		$741,854

14	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Products — 0.8%
Colgate-Palmolive Co.	14,200	$955,376

		$955,376

Internet & Catalog Retail — 6.6%
Amazon.com, Inc.(1)	8,529	$3,597,361
Netflix, Inc.(1)	3,200	1,780,800
Priceline Group, Inc. (The)(1)	2,043	2,528,846

		$7,907,007

Internet Software & Services — 6.2%
Facebook, Inc., Class A(1)	31,800	$2,504,886
Google, Inc., Class A(1)	4,500	2,469,465
Google, Inc., Class C(1)	4,512	2,424,668

		$7,399,019

IT Services — 3.4%
Fiserv, Inc.(1)	16,600	$1,288,160
Visa, Inc., Class A	42,000	2,774,100

		$4,062,260

Leisure Products — 1.0%
Brunswick Corp.	23,620	$1,181,945

		$1,181,945

Machinery — 0.7%
Colfax Corp.(1)	16,200	$803,358

		$803,358

Media — 3.4%
Comcast Corp., Class A	26,402	$1,524,979
Twenty-First Century Fox, Inc., Class B	31,653	1,055,628
Walt Disney Co. (The)	13,353	1,451,738

		$4,032,345

Multiline Retail — 1.6%
Dollar General Corp.	25,839	$1,878,754

		$1,878,754

Oil, Gas & Consumable Fuels — 1.3%
EOG Resources, Inc.	15,894	$1,572,711

		$1,572,711

Security	Shares	Value

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	15,343	$1,247,233

		$1,247,233

Pharmaceuticals — 3.5%
Jazz Pharmaceuticals PLC(1)	5,974	$1,067,554
Perrigo Co. PLC	10,400	1,906,112
Roche Holding AG ADR	35,600	1,277,328

		$4,250,994

Road & Rail — 1.0%
J.B. Hunt Transport Services, Inc.	14,100	$1,229,520

		$1,229,520

Semiconductors & Semiconductor Equipment — 5.2%
Avago Technologies, Ltd.	21,771	$2,544,595
Monolithic Power Systems, Inc.	32,100	1,663,743
NXP Semiconductors NV(1)	20,785	1,997,854

		$6,206,192

Software — 7.9%
Adobe Systems, Inc.(1)	24,954	$1,898,001
Guidewire Software, Inc.(1)	30,200	1,508,490
Oracle Corp.	19,025	829,871
salesforce.com, inc.(1)	33,800	2,461,316
Tableau Software, Inc., Class A(1)	15,698	1,535,892
VMware, Inc., Class A(1)	14,200	1,251,020

		$9,484,590

Specialty Retail — 5.2%
Home Depot, Inc. (The)	13,877	$1,484,562
Signet Jewelers, Ltd.	9,002	1,207,438
TJX Cos., Inc. (The)	20,286	1,309,258
Tractor Supply Co.	25,600	2,203,136

		$6,204,394

Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	59,738	$7,476,211
EMC Corp.	59,600	1,603,836

		$9,080,047

15	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Trading Companies & Distributors — 2.8%
United Rentals, Inc.(1)	19,100	$1,844,678
W.W. Grainger, Inc.	6,200	1,540,266

		$3,384,944

Total Common Stocks (identified cost $76,277,156)		$115,893,170

Short-Term Investments — 3.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$4,203	$4,203,034

Total Short-Term Investments (identified cost $4,203,034)		$4,203,034

Total Investments — 100.0% (identified cost $80,480,190)		$120,096,204

Other Assets, Less Liabilities — (0.0)%(3)		$(37,822)

Net Assets — 100.0%		$120,058,382

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

(3)	Amount is less than (0.05)%.

16	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $76,277,156)	$115,893,170
Affiliated investment, at value (identified cost, $4,203,034)	4,203,034
Dividends receivable	40,083
Interest receivable from affiliated investment	389
Tax reclaims receivable	9,959
Total assets	$120,146,635

Liabilities
Payable to affiliates:
Investment adviser fee	$64,627
Trustees’ fees	515
Accrued expenses	23,111
Total liabilities	$88,253
Net Assets applicable to investors’ interest in Portfolio	$120,058,382

Sources of Net Assets
Investors’ capital	$80,442,368
Net unrealized appreciation	39,616,014
Total	$120,058,382

17	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends (net of foreign taxes, $28,308)	$497,903
Interest allocated from affiliated investment	1,589
Expenses allocated from affiliated investment	(160)
Total investment income	$499,332

Expenses
Investment adviser fee	$376,676
Trustees’ fees and expenses	3,083
Custodian fee	23,757
Legal and accounting services	18,168
Miscellaneous	2,007
Total expenses	$423,691

Net investment income	$75,641

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,343,817
Investment transactions allocated from affiliated investment	2
Net realized gain	$2,343,819
Change in unrealized appreciation (depreciation) —
Investments	$5,335,848
Net change in unrealized appreciation (depreciation)	$5,335,848

Net realized and unrealized gain	$7,679,667

Net increase in net assets from operations	$7,755,308

18	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income (loss)	$75,641	$(10,813)
Net realized gain from investment transactions and written options	2,343,819	5,359,060
Net change in unrealized appreciation (depreciation) from investments and written options	5,335,848	5,860,345
Net increase in net assets from operations	$7,755,308	$11,208,592
Capital transactions —
Contributions	$2,424,656	$3,274,098
Withdrawals	(3,912,966)	(8,118,559)
Net decrease in net assets from capital transactions	$(1,488,310)	$(4,844,461)

Net increase in net assets	$6,266,998	$6,364,131

Net Assets
At beginning of period	$113,791,384	$107,427,253
At end of period	$120,058,382	$113,791,384

19	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014	2013	2012	2011		2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.73	%(2)	0.73%	0.77%	0.77%	0.75%		0.76%
Net investment income (loss)	0.13	%(2)	(0.01)%	0.10%	(0.08)%	0.08	%(3)	0.00	%(4)(5)
Portfolio Turnover	5	%(6)	29%	68%	83%	139%		200%

Total Return	6.82	%(6)	10.64%	29.25%	9.90%	8.57%		13.37%

Net assets, end of period (000’s omitted)	$120,058		$113,791	$107,427	$94,217	$103,821		$120,460

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 0.21% of average daily net assets.

(4)	Includes special dividends equal to 0.10% of average daily net assets.

(5)	Amount is less than 0.005%.

(6)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 56.7% and 43.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

21

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $376,676 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,319,864 and $8,134,947, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,499,299

Gross unrealized appreciation	$39,824,420
Gross unrealized depreciation	(227,515)

Net unrealized appreciation	$39,596,905

22

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$115,893,170	*	$—	$—	$115,893,170
Short-Term Investments	—		4,203,034	—	4,203,034

Total Investments	$115,893,170		$4,203,034	$—	$120,096,204

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

23

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

24

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Multi-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research capabilities and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

25

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

26

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Multi-Cap Growth Portfolio

Lewis R. Piantedosi

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Multi-Cap Growth Fund and Tax-Managed Multi-Cap Growth Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7717    4.30.15

Eaton Vance

Tax-Managed Small-Cap Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Tax-Managed Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Performance1,2

Portfolio Managers Nancy B. Tooke, CFA, J. Griffith Noble, CFA and Michael D. McLean, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/25/1997	09/25/1997	4.11%	7.98%	11.39%	10.45%
Class A with 5.75% Maximum Sales Charge	—	—	–1.86	1.78	10.08	9.80
Class B at NAV	09/29/1997	09/29/1997	3.72	7.17	10.57	9.62
Class B with 5% Maximum Sales Charge	—	—	–1.28	2.17	10.30	9.62
Class C at NAV	09/29/1997	09/29/1997	3.73	7.20	10.56	9.63
Class C with 1% Maximum Sales Charge	—	—	2.73	6.20	10.56	9.63
Class I at NAV	10/01/2009	09/25/1997	4.22	8.22	11.68	10.60
Russell 2000 Index	—	—	4.65%	9.71%	12.72%	9.17%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		09/25/1997	09/25/1997	1.33%	9.98%	9.75%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	1.36	8.00	8.10
Class B After Taxes on Distributions		09/29/1997	09/29/1997	1.63	10.18	9.57
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	1.66	8.18	7.94
Class C After Taxes on Distributions		09/29/1997	09/29/1997	5.65	10.45	9.57
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	3.94	8.39	7.95
Class I After Taxes on Distributions		10/01/2009	09/25/1997	7.75	11.58	10.56
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	5.03	9.32	8.81

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.19%	1.95%	1.94%	0.94%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Euronet Worldwide, Inc.	2.3%

Lazard, Ltd., Class A	2.3

Compass Minerals International, Inc.	2.3

Pinnacle Foods, Inc.	2.2

Mentor Graphics Corp.	2.2

ServiceMaster Global Holdings, Inc.	2.2

Verint Systems, Inc.	2.1

Balchem Corp.	2.1

Cypress Semiconductor Corp.	2.1

AMAG Pharmaceuticals, Inc.	2.0

Total	21.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,041.10	$5.97	1.18%
Class B	$1,000.00	$1,037.20	$9.75	1.93%
Class C	$1,000.00	$1,037.30	$9.75	1.93%
Class I	$1,000.00	$1,042.20	$4.71	0.93%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.91	1.18%
Class B	$1,000.00	$1,015.20	$9.64	1.93%
Class C	$1,000.00	$1,015.20	$9.64	1.93%
Class I	$1,000.00	$1,020.20	$4.66	0.93%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $100,305,408)	$121,532,486
Receivable for Fund shares sold	57,945
Total assets	$121,590,431

Liabilities
Payable for Fund shares redeemed	$35,162
Payable to affiliates:
Distribution and service fees	37,030
Trustees’ fees	43
Accrued expenses	34,244
Total liabilities	$106,479
Net Assets	$121,483,952

Sources of Net Assets
Paid-in capital	$91,505,921
Accumulated net realized gain from Portfolio	9,470,169
Accumulated net investment loss	(719,216)
Net unrealized appreciation from Portfolio	21,227,078
Total	$121,483,952

Class A Shares
Net Assets	$73,183,270
Shares Outstanding	2,982,924
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$24.53
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$26.03

Class B Shares
Net Assets	$923,019
Shares Outstanding	43,029
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$21.45

Class C Shares
Net Assets	$24,198,684
Shares Outstanding	1,132,795
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$21.36

Class I Shares
Net Assets	$23,178,979
Shares Outstanding	931,090
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$24.89

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends allocated from Portfolio	$684,168
Interest allocated from Portfolio	3,388
Expenses allocated from Portfolio	(412,319)
Total investment income from Portfolio	$275,237

Expenses
Distribution and service fees
Class A	$90,383
Class B	5,068
Class C	120,345
Trustees’ fees and expenses	251
Custodian fee	7,906
Transfer and dividend disbursing agent fees	71,175
Legal and accounting services	15,550
Printing and postage	13,436
Registration fees	23,202
Miscellaneous	6,590
Total expenses	$353,906

Net investment loss	$(78,669)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$6,818,210
Net realized gain	$6,818,210
Change in unrealized appreciation (depreciation) —
Investments	$(1,925,460)
Net change in unrealized appreciation (depreciation)	$(1,925,460)

Net realized and unrealized gain	$4,892,750

Net increase in net assets from operations	$4,814,081

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment loss	$(78,669)	$(506,193)
Net realized gain from investment transactions	6,818,210	13,446,652
Net change in unrealized appreciation (depreciation) from investments	(1,925,460)	(5,453,985)
Net increase in net assets from operations	$4,814,081	$7,486,474
Distributions to shareholders —
From net realized gain
Class A	$(1,350,485)	$—
Class B	(21,876)	—
Class C	(516,605)	—
Class I	(355,808)	—
Total distributions to shareholders	$(2,244,774)	$—
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,985,657	$5,468,024
Class B	94,802	75,486
Class C	432,212	653,631
Class I	9,351,626	5,816,746
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,256,201	—
Class B	21,451	—
Class C	452,598	—
Class I	230,616	—
Cost of shares redeemed
Class A	(4,161,357)	(11,562,559)
Class B	(111,147)	(360,988)
Class C	(993,446)	(2,312,610)
Class I	(1,425,358)	(3,500,076)
Net asset value of shares exchanged
Class A	180,383	286,797
Class B	(180,383)	(286,797)
Net increase (decrease) in net assets from Fund share transactions	$9,133,855	$(5,722,346)

Net increase in net assets	$11,703,162	$1,764,128

Net Assets
At beginning of period	$109,780,790	$108,016,662
At end of period	$121,483,952	$109,780,790

Accumulated net investment loss included in net assets
At end of period	$(719,216)	$(640,547)

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013		2012	2011	2010
Net asset value — Beginning of period	$24.010		$22.380	$16.930		$15.340	$14.640	$11.710

Income (Loss) From Operations
Net investment loss(1)	$(0.002)		$(0.075)	$(0.001)		$(0.048)	$(0.110)	$(0.113)
Net realized and unrealized gain	0.978		1.705	5.451		1.638	0.810	3.043

Total income from operations	$0.976		$1.630	$5.450		$1.590	$0.700	$2.930

Less Distributions
From net realized gain	$(0.456)		$—	$—		$—	$—	$—

Total distributions	$(0.456)		$—	$—		$—	$—	$—

Net asset value — End of period	$24.530		$24.010	$22.380		$16.930	$15.340	$14.640

Total Return(2)	4.11	%(3)	7.33%	32.21%		10.30%	4.78%	25.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,183		$70,315	$71,056		$64,346	$87,192	$97,524
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.18	%(6)	1.19%	1.27%		1.25%	1.23%	1.28%
Net investment loss	(0.01	)%(6)	(0.32)%	(0.00	)%(7)	(0.30)%	(0.67)%	(0.84)%
Portfolio Turnover of the Portfolio	30	%(3)	58%	39%		57%	89%	114%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Amount is less than (0.005)%.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$21.130		$19.840	$15.120	$13.800	$13.270	$10.700

Income (Loss) From Operations
Net investment loss(1)	$(0.079)		$(0.219)	$(0.125)	$(0.151)	$(0.209)	$(0.194)
Net realized and unrealized gain	0.855		1.509	4.845	1.471	0.739	2.764

Total income from operations	$0.776		$1.290	$4.720	$1.320	$0.530	$2.570

Less Distributions
From net realized gain	$(0.456)		$—	$—	$—	$—	$—

Total distributions	$(0.456)		$—	$—	$—	$—	$—

Net asset value — End of period	$21.450		$21.130	$19.840	$15.120	$13.800	$13.270

Total Return(2)	3.72	%(3)	6.50%	31.22%	9.57%	3.99%	24.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$923		$1,078	$1,562	$1,625	$2,660	$3,899
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.93	%(6)	1.95%	2.02%	2.00%	1.98%	2.03%
Net investment loss	(0.74	)%(6)	(1.07)%	(0.73)%	(1.04)%	(1.41)%	(1.59)%
Portfolio Turnover of the Portfolio	30	%(3)	58%	39%	57%	89%	114%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$21.040		$19.760	$15.060	$13.750	$13.220	$10.660

Income (Loss) From Operations
Net investment loss(1)	$(0.080)		$(0.219)	$(0.130)	$(0.154)	$(0.209)	$(0.194)
Net realized and unrealized gain	0.856		1.499	4.830	1.464	0.739	2.754

Total income from operations	$0.776		$1.280	$4.700	$1.310	$0.530	$2.560

Less Distributions
From net realized gain	$(0.456)		$—	$—	$—	$—	$—

Total distributions	$(0.456)		$—	$—	$—	$—	$—

Net asset value — End of period	$21.360		$21.040	$19.760	$15.060	$13.750	$13.220

Total Return(2)	3.73	%(3)	6.53%	31.23%	9.45%	4.01%	24.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,199		$23,936	$24,075	$20,732	$22,593	$26,016
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.93	%(6)	1.94%	2.02%	2.00%	1.98%	2.03%
Net investment loss	(0.76	)%(6)	(1.07)%	(0.76)%	(1.06)%	(1.42)%	(1.59)%
Portfolio Turnover of the Portfolio	30	%(3)	58%	39%	57%	89%	114%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$24.330		$22.620	$17.060	$15.420	$14.680	$11.710

Income (Loss) From Operations
Net investment income (loss)(1)	$0.025		$(0.020)	$0.049	$(0.013)	$(0.068)	$(0.081)
Net realized and unrealized gain	0.991		1.730	5.511	1.653	0.808	3.051

Total income from operations	$1.016		$1.710	$5.560	$1.640	$0.740	$2.970

Less Distributions
From net realized gain	$(0.456)		$—	$—	$—	$—	$—

Total distributions	$(0.456)		$—	$—	$—	$—	$—

Net asset value — End of period	$24.890		$24.330	$22.620	$17.060	$15.420	$14.680

Total Return(2)	4.22	%(3)	7.61%	32.53%	10.64%	5.04%	25.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,179		$14,452	$11,324	$10,931	$11,692	$7,971
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.93	%(6)	0.94%	1.02%	1.00%	0.98%	1.03%
Net investment income (loss)	0.20	%(6)	(0.09)%	0.25%	(0.08)%	(0.41)%	(0.59)%
Portfolio Turnover of the Portfolio	30	%(3)	58%	39%	57%	89%	114%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (72.3% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund had a late year ordinary loss of $641,503 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $10,420 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,871 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $90,383 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $3,801 and $90,259 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $1,267 and $30,086 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $200 and less than $100 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

13

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $10,683,016 and $4,094,386, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	165,750	234,841
Issued to shareholders electing to receive payments of distributions in Fund shares	52,451	—
Redemptions	(171,350)	(493,501)
Exchange from Class B shares	7,383	12,262

Net increase (decrease)	54,234	(246,398)

Class B	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	4,513	3,704
Issued to shareholders electing to receive payments of distributions in Fund shares	1,022	—
Redemptions	(5,107)	(17,516)
Exchange to Class A shares	(8,419)	(13,886)

Net decrease	(7,991)	(27,698)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	20,467	32,230
Issued to shareholders electing to receive payments of distributions in Fund shares	21,645	—
Redemptions	(46,985)	(112,949)

Net decrease	(4,873)	(80,719)

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	384,545	244,630
Issued to shareholders electing to receive payments of distributions in Fund shares	9,498	—
Redemptions	(57,062)	(151,128)

Net increase	336,981	93,502

14

Tax-Managed Small-Cap Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value

Banks — 5.5%
BankUnited, Inc.	89,610	$2,944,584
PacWest Bancorp	63,640	2,870,164
PrivateBancorp, Inc.	24,400	904,508
Signature Bank(1)	19,140	2,566,483

		$9,285,739

Biotechnology — 2.0%
AMAG Pharmaceuticals, Inc.(1)	67,460	$3,438,436

		$3,438,436

Building Products — 1.5%
Armstrong World Industries, Inc.(1)	45,990	$2,517,493

		$2,517,493

Capital Markets — 2.3%
Lazard, Ltd., Class A	72,200	$3,828,766

		$3,828,766

Chemicals — 4.1%
Balchem Corp.	67,620	$3,544,640
Cytec Industries, Inc.	60,220	3,329,564

		$6,874,204

Commercial Services & Supplies — 2.7%
Interface, Inc.	129,720	$2,818,816
Team, Inc.(1)	44,744	1,748,595

		$4,567,411

Communications Equipment — 1.5%
Infinera Corp.(1)	132,240	$2,486,112

		$2,486,112

Diversified Consumer Services — 2.2%
ServiceMaster Global Holdings, Inc.(1)	104,746	$3,620,022

		$3,620,022

Electrical Equipment — 1.5%
Generac Holdings, Inc.(1)	61,560	$2,566,436

		$2,566,436

Security	Shares	Value

Electronic Equipment, Instruments & Components — 6.5%
Belden, Inc.	40,400	$3,391,580
FEI Co.	40,160	3,030,474
FLIR Systems, Inc.	75,890	2,344,242
National Instruments Corp.	75,815	2,168,309

		$10,934,605

Food Products — 2.2%
Pinnacle Foods, Inc.	92,890	$3,766,689

		$3,766,689

Health Care Equipment & Supplies — 10.9%
Alere, Inc.(1)	60,610	$2,877,763
Analogic Corp.	32,160	2,717,520
Hill-Rom Holdings, Inc.	53,990	2,696,260
ICU Medical, Inc.(1)	33,730	2,845,800
Integra LifeSciences Holdings Corp.(1)	28,630	1,682,871
West Pharmaceutical Services, Inc.	59,510	3,170,693
Wright Medical Group, Inc.(1)	94,580	2,399,495

		$18,390,402

Health Care Providers & Services — 1.8%
AmSurg Corp.(1)	49,328	$3,093,852

		$3,093,852

Hotels, Restaurants & Leisure — 1.5%
Krispy Kreme Doughnuts, Inc.(1)	143,180	$2,548,604

		$2,548,604

Household Durables — 1.7%
Tempur Sealy International, Inc.(1)	46,040	$2,804,296

		$2,804,296

Household Products — 1.8%
Church & Dwight Co., Inc.	38,060	$3,089,330

		$3,089,330

Independent Power and Renewable Electricity Producers — 1.5%
NextEra Energy Partners LP	58,790	$2,490,932

		$2,490,932

Insurance — 4.5%
HCC Insurance Holdings, Inc.	45,570	$2,595,667
Horace Mann Educators Corp.	71,450	2,427,157

15	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)
Stewart Information Services Corp.	67,140	$2,450,610

		$7,473,434

IT Services — 4.1%
Cardtronics, Inc.(1)	79,260	$2,990,480
Euronet Worldwide, Inc.(1)	66,260	3,874,885

		$6,865,365

Leisure Products — 1.0%
Vista Outdoor, Inc.(1)	38,540	$1,686,510

		$1,686,510

Life Sciences Tools & Services — 1.1%
Cambrex Corp.(1)	47,610	$1,832,509

		$1,832,509

Machinery — 5.4%
Greenbrier Cos., Inc. (The)	51,130	$2,949,690
NN, Inc.	121,659	3,060,940
RBC Bearings, Inc.	40,952	2,989,087

		$8,999,717

Marine — 0.9%
Kirby Corp.(1)	20,260	$1,591,018

		$1,591,018

Metals & Mining — 2.5%
Compass Minerals International, Inc.	42,880	$3,787,591
Globe Specialty Metals, Inc.	23,420	466,526

		$4,254,117

Multiline Retail — 3.2%
Big Lots, Inc.	53,490	$2,437,539
Tuesday Morning Corp.(1)	188,690	2,985,076

		$5,422,615

Oil, Gas & Consumable Fuels — 3.9%
Diamondback Energy, Inc.(1)	23,040	$1,902,413
Gulfport Energy Corp.(1)	47,200	2,309,968
PDC Energy, Inc.(1)	41,570	2,358,682

		$6,571,063

Security	Shares	Value

Paper & Forest Products — 1.5%
KapStone Paper & Packaging Corp.	89,620	$2,504,879

		$2,504,879

Real Estate Investment Trusts (REITs) — 3.6%
PS Business Parks, Inc.	32,631	$2,491,377
Sovran Self Storage, Inc.	26,920	2,351,193
Terreno Realty Corp.	57,150	1,216,152

		$6,058,722

Semiconductors & Semiconductor Equipment — 6.6%
Cirrus Logic, Inc.(1)	77,840	$2,629,435
Cypress Semiconductor Corp.(1)	264,860	3,527,935
MA-COM Technology Solutions Holdings, Inc.(1)	81,828	2,493,299
Qorvo, Inc.(1)	36,095	2,379,022

		$11,029,691

Software — 5.5%
Mentor Graphics Corp.	154,950	$3,707,953
Verint Systems, Inc.(1)	58,490	3,593,041
Workiva, Inc.(1)	128,280	1,856,212

		$9,157,206

Specialty Retail — 1.0%
Party City Holdco, Inc.(1)	10,725	$222,973
Restoration Hardware Holdings, Inc.(1)	16,660	1,435,592

		$1,658,565

Thrifts & Mortgage Finance — 1.6%
MGIC Investment Corp.(1)	258,760	$2,696,279

		$2,696,279

Total Common Stocks (identified cost $127,467,450)		$164,105,019

16	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$4,315	$4,314,805

Total Short-Term Investments (identified cost $4,314,805)		$4,314,805

Total Investments — 100.2% (identified cost $131,782,255)		$168,419,824

Other Assets, Less Liabilities — (0.2)%		$(354,555)

Net Assets — 100.0%		$168,065,269

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

17	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $127,467,450)	$164,105,019
Affiliated investment, at value (identified cost, $4,314,805)	4,314,805
Dividends receivable	39,022
Interest receivable from affiliated investment	704
Receivable for investments sold	41,989
Total assets	$168,501,539

Liabilities
Payable for investments purchased	$322,827
Payable to affiliates:
Investment adviser fee	89,441
Trustees’ fees	705
Accrued expenses	23,297
Total liabilities	$436,270
Net Assets applicable to investors’ interest in Portfolio	$168,065,269

Sources of Net Assets
Investors’ capital	$131,427,700
Net unrealized appreciation	36,637,569
Total	$168,065,269

18	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends	$943,382
Interest allocated from affiliated investment	4,670
Expenses allocated from affiliated investment	(528)
Total investment income	$947,524

Expenses
Investment adviser fee	$511,981
Trustees’ fees and expenses	4,231
Custodian fee	28,641
Legal and accounting services	18,398
Miscellaneous	4,523
Total expenses	$567,774

Net investment income	$379,750

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$9,340,022
Investment transactions allocated from affiliated investment	14
Net realized gain	$9,340,036
Change in unrealized appreciation (depreciation) —
Investments	$(2,626,609)
Net change in unrealized appreciation (depreciation)	$(2,626,609)

Net realized and unrealized gain	$6,713,427

Net increase in net assets from operations	$7,093,177

19	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$379,750	$258,810
Net realized gain from investment transactions	9,340,036	18,491,021
Net change in unrealized appreciation (depreciation) from investments	(2,626,609)	(7,410,304)
Net increase in net assets from operations	$7,093,177	$11,339,527
Capital transactions —
Contributions	$11,865,403	$3,888,415
Withdrawals	(4,094,386)	(10,642,912)
Net increase (decrease) in net assets from capital transactions	$7,771,017	$(6,754,497)

Net increase in net assets	$14,864,194	$4,585,030

Net Assets
At beginning of period	$153,201,075	$148,616,045
At end of period	$168,065,269	$153,201,075

20	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.69	%(2)	0.69%	0.72%	0.73%	0.72%	0.74%
Net investment income (loss)	0.46	%(2)	0.17%	0.55%	0.22%	(0.15)%	(0.30)%
Portfolio Turnover	30	%(3)	58%	39%	57%	89%	114%

Total Return	4.36	%(3)	7.87%	32.92%	10.87%	5.31%	25.69%

Net assets, end of period (000’s omitted)	$168,065		$153,201	$148,616	$135,796	$165,795	$171,965

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

21	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of publicly-traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 72.3% and 27.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of

22

Tax-Managed Small-Cap Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $511,981 or 0.625% ( annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $58,258,770 and $48,449,715, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$131,730,434

Gross unrealized appreciation	$37,942,411
Gross unrealized depreciation	(1,253,021)

Net unrealized appreciation	$36,689,390

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

23

Tax-Managed Small-Cap Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$164,105,019	*	$—	$—	$164,105,019
Short-Term Investments	—		4,314,805	—	4,314,805

Total Investments	$164,105,019		$4,314,805	$—	$168,419,824

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.
For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Small-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

26

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

27

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Small-Cap Portfolio

Nancy B. Tooke

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Tax-Managed Small-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7690    4.30.15

Eaton Vance

Tax-Managed Small-Cap Value Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Tax-Managed Small-Cap Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2015

Performance1,2

Portfolio Manager Patrick J. O’Brien

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/04/2002	03/04/2002	0.17%	2.51%	10.85%	8.81%
Class A with 5.75% Maximum Sales Charge	—	—	–5.61	–3.38	9.54	8.17
Class C at NAV	03/04/2002	03/04/2002	–0.26	1.71	10.01	8.00
Class C with 1% Maximum Sales Charge	—	—	–1.17	0.79	10.01	8.00
Class I at NAV	10/01/2009	03/04/2002	0.22	2.75	11.12	8.96
Russell 2000 Value Index	—	—	2.05%	4.89%	10.54%	7.87%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/04/2002	03/04/2002	–5.18%	8.08%	7.09%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–0.45	7.58	6.68
Class C After Taxes on Distributions		03/04/2002	03/04/2002	–1.38	8.38	6.82
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	2.20	8.00	6.57
Class I After Taxes on Distributions		10/01/2009	03/04/2002	0.86	9.65	7.88
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	3.08	8.88	7.36

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.61%	2.36%	1.36%
Net				1.45	2.20	1.20

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

A.O. Smith Corp.	4.4%

ConnectOne Bancorp, Inc.	3.8

Silicon Motion Technology Corp. ADR	3.4

Federated National Holding Co.	3.0

Eagle Bancorp, Inc.	2.9

Teleflex, Inc.	2.8

Covenant Transportation Group, Inc., Class A	2.8

Synaptics, Inc.	2.7

Prestige Brands Holdings, Inc.	2.7

EnPro Industries, Inc.	2.6

Total	31.1%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

Russell 2000 Value Index is an unmanaged index of U.S. small-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/29/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective June 8, 2015, the Fund may invest up to 20% of its net assets in publicly traded real estate investment trusts. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.

3

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,001.70	$7.20	**	1.45%
Class C	$1,000.00	$997.40	$10.90	**	2.20%
Class I	$1,000.00	$1,002.20	$5.96	**	1.20%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.25	**	1.45%
Class C	$1,000.00	$1,013.90	$10.99	**	2.20%
Class I	$1,000.00	$1,018.80	$6.01	**	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $30,783,495)	$43,974,309
Receivable for Fund shares sold	31,389
Receivable from affiliate	5,436
Total assets	$44,011,134

Liabilities
Payable for Fund shares redeemed	$49,070
Payable to affiliates:
Administration fee	5,594
Distribution and service fees	14,549
Trustees’ fees	43
Accrued expenses	11,171
Total liabilities	$80,427
Net Assets	$43,930,707

Sources of Net Assets
Paid-in capital	$29,251,447
Accumulated net realized gain from Portfolio	1,867,655
Accumulated net investment loss	(379,209)
Net unrealized appreciation from Portfolio	13,190,814
Total	$43,930,707

Class A Shares
Net Assets	$28,641,095
Shares Outstanding	1,650,632
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.35
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.41

Class C Shares
Net Assets	$10,134,520
Shares Outstanding	675,834
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.00

Class I Shares
Net Assets	$5,155,092
Shares Outstanding	292,000
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.65

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends allocated from Portfolio (net of foreign taxes, $915)	$224,704
Interest allocated from Portfolio	1,178
Expenses allocated from Portfolio	(184,839)
Total investment income from Portfolio	$41,043

Expenses
Administration fee	$32,475
Distribution and service fees
Class A	35,488
Class C	49,164
Trustees’ fees and expenses	251
Custodian fee	5,934
Transfer and dividend disbursing agent fees	20,454
Legal and accounting services	11,269
Printing and postage	8,902
Registration fees	22,538
Miscellaneous	5,905
Total expenses	$192,380
Deduct —
Allocation of expenses to affiliate	$32,673
Total expense reductions	$32,673

Net expenses	$159,707

Net investment loss	$(118,664)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$1,949,859
Net realized gain	$1,949,859
Change in unrealized appreciation (depreciation) —
Investments	$(1,830,946)
Net change in unrealized appreciation (depreciation)	$(1,830,946)

Net realized and unrealized gain	$118,913

Net increase in net assets from operations	$249

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment loss	$(118,664)	$(277,509)
Net realized gain from investment transactions	1,949,859	3,990,527
Net change in unrealized appreciation (depreciation) from investments	(1,830,946)	261,653
Net increase in net assets from operations	$249	$3,974,671
Distributions to shareholders —
From net realized gain
Class A	$(2,218,740)	$(3,439,691)
Class C	(879,281)	(1,186,988)
Class I	(380,057)	(313,613)
Total distributions to shareholders	$(3,478,078)	$(4,940,292)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,032,448	$5,496,758
Class C	889,847	1,157,133
Class I	793,587	3,414,437
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,052,138	3,206,857
Class C	708,720	923,374
Class I	262,030	170,915
Cost of shares redeemed
Class A	(1,563,133)	(11,251,406)
Class C	(621,262)	(1,345,292)
Class I	(507,278)	(1,080,552)
Net increase in net assets from Fund share transactions	$4,047,097	$692,224

Net increase (decrease) in net assets	$569,268	$(273,397)

Net Assets
At beginning of period	$43,361,439	$43,634,836
At end of period	$43,930,707	$43,361,439

Accumulated net investment loss included in net assets
At end of period	$(379,209)	$(260,545)

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011		2010
Net asset value — Beginning of period	$18.810		$19.150	$15.320	$14.770	$14.210		$12.000

Income (Loss) From Operations
Net investment loss(1)	$(0.036)		$(0.087)	$(0.007)	$(0.021)	$(0.023	)(2)	$(0.043)
Net realized and unrealized gain	0.039		1.843	4.881	1.100	1.298		2.253

Total income from operations	$0.003		$1.756	$4.874	$1.079	$1.275		$2.210

Less Distributions
From net realized gain	$(1.463)		$(2.096)	$(1.044)	$(0.529)	$(0.715)		$—

Total distributions	$(1.463)		$(2.096)	$(1.044)	$(0.529)	$(0.715)		$—

Net asset value — End of period	$17.350		$18.810	$19.150	$15.320	$14.770		$14.210

Total Return(3)	0.17	%(4)	10.13%	33.83%	7.51%	8.94%		18.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,641		$28,317	$31,504	$22,824	$24,119		$25,448
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.45	%(8)	1.45%	1.45%	1.45%	1.59%		1.65%
Net investment loss	(0.41	)%(8)	(0.47)%	(0.04)%	(0.14)%	(0.15	)%(2)	(0.32)%
Portfolio Turnover of the Portfolio	23	%(4)	48%	72%	55%	66%		51%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.024 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.31)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The administrator subsidized certain operating expenses (equal to 0.15%, 0.24%, 0.54%, 0.55%, 0.46% and 0.37% of average daily net assets for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012, 2011 and 2010, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011		2010
Net asset value — Beginning of period	$16.520		$17.180	$13.940	$13.590	$13.220		$11.250

Income (Loss) From Operations
Net investment loss(1)	$(0.088)		$(0.198)	$(0.119)	$(0.122)	$(0.123	)(2)	$(0.133)
Net realized and unrealized gain	0.031		1.634	4.403	1.001	1.208		2.103

Total income (loss) from operations	$(0.057)		$1.436	$4.284	$0.879	$1.085		$1.970

Less Distributions
From net realized gain	$(1.463)		$(2.096)	$(1.044)	$(0.529)	$(0.715)		$—

Total distributions	$(1.463)		$(2.096)	$(1.044)	$(0.529)	$(0.715)		$—

Net asset value — End of period	$15.000		$16.520	$17.180	$13.940	$13.590		$13.220

Total Return(3)	(0.26	)%(4)	9.35%	32.89%	6.67%	8.14%		17.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,135		$10,076	$9,644	$6,944	$7,351		$7,312
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	2.20	%(8)	2.20%	2.20%	2.20%	2.34%		2.40%
Net investment loss	(1.15	)%(8)	(1.22)%	(0.79)%	(0.89)%	(0.90	)%(2)	(1.06)%
Portfolio Turnover of the Portfolio	23	%(4)	48%	72%	55%	66%		51%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.021 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.05)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

The administrator subsidized certain operating expenses (equal to 0.15%, 0.24%, 0.54%, 0.55%, 0.46% and 0.37% of average daily net assets for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012, 2011 and 2010, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011		2010
Net asset value — Beginning of period	$19.100		$19.360	$15.440	$14.850	$14.250		$12.000

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.014)		$(0.048)	$0.093	$0.014	$0.008	(2)	$(0.011)
Net realized and unrealized gain	0.027		1.884	4.871	1.105	1.307		2.261

Total income from operations	$0.013		$1.836	$4.964	$1.119	$1.315		$2.250

Less Distributions
From net realized gain	$(1.463)		$(2.096)	$(1.044)	$(0.529)	$(0.715)		$—

Total distributions	$(1.463)		$(2.096)	$(1.044)	$(0.529)	$(0.715)		$—

Net asset value — End of period	$17.650		$19.100	$19.360	$15.440	$14.850		$14.250

Total Return(3)	0.22	%(4)	10.47%	34.17%	7.75%	9.20%		18.75%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,155		$4,968	$2,487	$5,573	$3,354		$1,444
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.20	%(8)	1.20%	1.20%	1.20%	1.34%		1.40%
Net investment income (loss)	(0.16	)%(8)	(0.26)%	0.57%	0.10%	0.05	%(2)	(0.08)%
Portfolio Turnover of the Portfolio	23	%(4)	48%	72%	55%	66%		51%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.022 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.09)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

The administrator subsidized certain operating expenses (equal to 0.15%, 0.24%, 0.54%, 0.55%, 0.46% and 0.37% of average daily net assets for the six months ended April 30, 2015 and the years ended October 31, 2014, 2013, 2012, 2011 and 2010, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (52.3% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2014, the Fund had a late year ordinary loss of $260,545 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2015, the administration fee amounted to $32,475. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (related to ordinary operating expenses only) exceed 1.45%, 2.20% and 1.20% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 29, 2016. Pursuant to this agreement, EVM was allocated $32,673 of the Fund’s operating expenses for the six months ended April 30, 2015. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $2,011 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,871 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund and Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $35,488 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $36,873 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $12,291 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2015, the Fund was informed that EVD received no CDSC fees paid by Class A and Class C shareholders.

12

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,153,364 and $1,828,427, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	115,107	299,536
Issued to shareholders electing to receive payments of distributions in Fund shares	119,728	185,582
Redemptions	(89,282)	(625,439)

Net increase (decrease)	145,553	(140,321)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	58,341	72,087
Issued to shareholders electing to receive payments of distributions in Fund shares	47,725	60,430
Redemptions	(40,212)	(83,990)

Net increase	65,854	48,527

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	44,937	181,145
Issued to shareholders electing to receive payments of distributions in Fund shares	15,042	9,767
Redemptions	(28,170)	(59,186)

Net increase	31,809	131,726

8  Proposed Change in Investment Objective

In April 2015, the Board of Trustees of the Trust approved a change in the Fund’s investment objective, which is subject to shareholder approval. If approved by the Fund’s shareholders, the Fund’s investment objective will be changed to long-term after-tax returns and the Fund will no longer employ a value investment strategy. If the above proposal is approved, the Fund will also implement changes with respect to its name and certain investment policies as described in the Fund’s proxy statement dated May 26, 2015 and the May 5, 2015 supplement to the Fund’s prospectus.

13

Tax-Managed Small-Cap Value Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value

Aerospace & Defense — 2.1%
Ducommun, Inc.(1)	57,162	$1,737,725

		$1,737,725

Airlines — 2.1%
Spirit Airlines, Inc.(1)	26,185	$1,792,887

		$1,792,887

Auto Components — 1.8%
Dana Holding Corp.	71,838	$1,549,546

		$1,549,546

Banks — 16.6%
1st Source Corp.	31,672	$985,633
Ameris Bancorp	49,612	1,239,804
Bridge Capital Holdings(1)	32,896	889,837
ConnectOne Bancorp, Inc.	165,868	3,187,983
Eagle Bancorp, Inc.(1)	65,627	2,419,011
First Business Financial Services, Inc.	32,972	1,497,588
German American Bancorp, Inc.	44,169	1,263,675
Peoples Bancorp, Inc.	68,928	1,598,440
South State Corp.	13,268	898,509

		$13,980,480

Building Products — 4.4%
A.O. Smith Corp.	57,776	$3,691,886

		$3,691,886

Chemicals — 4.7%
Calgon Carbon Corp.	33,455	$742,366
Innophos Holdings, Inc.	23,076	1,219,336
Intrepid Potash, Inc.(1)	58,347	731,088
RPM International, Inc.	26,000	1,236,040

		$3,928,830

Construction & Engineering — 1.5%
EMCOR Group, Inc.	28,605	$1,276,641

		$1,276,641

Containers & Packaging — 1.9%
AptarGroup, Inc.	25,148	$1,560,936

		$1,560,936

Security	Shares	Value

Distributors — 2.4%
Core-Mark Holding Co., Inc.	38,546	$2,031,760

		$2,031,760

Electric Utilities — 5.5%
Cleco Corp.	32,704	$1,777,462
Otter Tail Corp.	33,495	1,001,836
Portland General Electric Co.	52,565	1,848,185

		$4,627,483

Energy Equipment & Services — 1.3%
Basic Energy Services, Inc.(1)	104,445	$1,064,295

		$1,064,295

Food Products — 2.9%
Darling Ingredients, Inc.(1)	62,047	$847,562
Inventure Foods, Inc.(1)	164,955	1,608,311

		$2,455,873

Health Care Equipment & Supplies — 5.2%
Analogic Corp.	24,002	$2,028,169
Teleflex, Inc.	19,367	2,381,366

		$4,409,535

Hotels, Restaurants & Leisure — 1.8%
Bloomin Brands, Inc.	68,788	$1,558,736

		$1,558,736

Household Products — 1.2%
Orchids Paper Products Co.	45,388	$975,388

		$975,388

Insurance — 3.8%
Federated National Holding Co.	86,748	$2,498,343
James River Group Holdings, Ltd.	29,230	690,997

		$3,189,340

Internet & Catalog Retail — 1.5%
FTD Cos., Inc.(1)	43,586	$1,243,945

		$1,243,945

14	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services — 2.0%
MAXIMUS, Inc.	26,402	$1,689,992

		$1,689,992

Machinery — 5.9%
Barnes Group, Inc.	53,432	$2,142,623
Crane Co.	10,678	652,533
EnPro Industries, Inc.	34,016	2,177,364

		$4,972,520

Media — 2.2%
Carmike Cinemas, Inc.(1)	60,108	$1,814,060

		$1,814,060

Oil, Gas & Consumable Fuels — 2.1%
Carrizo Oil & Gas, Inc.(1)	20,345	$1,133,827
Stone Energy Corp.(1)	38,369	654,959

		$1,788,786

Pharmaceuticals — 2.7%
Prestige Brands Holdings, Inc.(1)	58,871	$2,310,687

		$2,310,687

Road & Rail — 4.9%
Covenant Transportation Group, Inc., Class A(1)	76,888	$2,342,777
Old Dominion Freight Line, Inc.(1)	12,272	872,907
Saia, Inc.(1)	21,542	877,837

		$4,093,521

Semiconductors & Semiconductor Equipment — 11.1%
Entegris, Inc.(1)	153,815	$2,047,278
Photronics, Inc.(1)	241,556	2,118,446
Silicon Motion Technology Corp. ADR	97,287	2,851,482
Synaptics, Inc.(1)	27,305	2,313,279

		$9,330,485

Software — 2.6%
NICE Systems, Ltd. ADR	36,325	$2,174,051

		$2,174,051

Specialty Retail — 2.1%
CST Brands, Inc.	20,735	$864,857
Stage Stores, Inc.	47,321	913,768

		$1,778,625

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.7%
Iconix Brand Group, Inc.(1)	22,922	$603,078

		$603,078

Total Common Stocks (identified cost $56,491,537)		$81,631,091

Short-Term Investments — 4.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$3,646	$3,645,587

Total Short-Term Investments (identified cost $3,645,587)		$3,645,587

Total Investments — 101.3% (identified cost $60,137,124)		$85,276,678

Other Assets, Less Liabilities — (1.3)%		$(1,126,019)

Net Assets — 100.0%		$84,150,659

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

15	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $56,491,537)	$81,631,091
Affiliated investment, at value (identified cost, $3,645,587)	3,645,587
Dividends receivable	50,579
Interest receivable from affiliated investment	318
Total assets	$85,327,575

Liabilities
Payable for investments purchased	$1,102,438
Payable to affiliates:
Investment adviser fee	53,496
Trustees’ fees	381
Accrued expenses	20,601
Total liabilities	$1,176,916
Net Assets applicable to investors’ interest in Portfolio	$84,150,659

Sources of Net Assets
Investors’ capital	$59,011,105
Net unrealized appreciation	25,139,554
Total	$84,150,659

16	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends (net of foreign taxes, $1,744)	$429,004
Interest allocated from affiliated investment	2,250
Expenses allocated from affiliated investment	(244)
Total investment income	$431,010

Expenses
Investment adviser fee	$310,651
Trustees’ fees and expenses	2,256
Custodian fee	21,040
Legal and accounting services	17,200
Miscellaneous	1,701
Total expenses	$352,848
Deduct —
Reduction of custodian fee	$1
Total expense reductions	$1

Net expenses	$352,847

Net investment income	$78,163

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,754,347
Investment transactions allocated from affiliated investment	6
Net realized gain	$3,754,353
Change in unrealized appreciation (depreciation) —
Investments	$(3,516,074)
Net change in unrealized appreciation (depreciation)	$(3,516,074)

Net realized and unrealized gain	$238,279

Net increase in net assets from operations	$316,442

17	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$78,163	$38,451
Net realized gain from investment transactions	3,754,353	7,875,611
Net change in unrealized appreciation (depreciation) from investments	(3,516,074)	205,175
Net increase in net assets from operations	$316,442	$8,119,237
Capital transactions —
Contributions	$3,335,750	$5,141,416
Withdrawals	(1,828,427)	(10,978,500)
Net increase (decrease) in net assets from capital transactions	$1,507,323	$(5,837,084)

Net increase in net assets	$1,823,765	$2,282,153

Net Assets
At beginning of period	$82,326,894	$80,044,741
At end of period	$84,150,659	$82,326,894

18	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014	2013	2012	2011		2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.85	%(2)	0.93%	1.13%	1.13%	1.11%		1.13%
Net investment income	0.19	%(2)	0.05%	0.32%	0.18%	0.33	%(3)	0.20%
Portfolio Turnover	23	%(4)	48%	72%	55%	66%		51%

Total Return	0.47	%(4)	10.71%	34.26%	7.86%	9.46%		18.99%

Net assets, end of period (000’s omitted)	$84,151		$82,327	$80,045	$70,053	$73,673		$72,467

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 0.16% of average daily net assets.

(4)	Not annualized.

19	See Notes to Financial Statements.

Tax-Managed Small-Cap Value Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Tax-Managed Small-Cap Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 52.3% and 47.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

20

Tax-Managed Small-Cap Value Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $310,651, or 0.75% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $21,527,024 and $18,321,448, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,196,899

Gross unrealized appreciation	$25,560,193
Gross unrealized depreciation	(480,414)

Net unrealized appreciation	$25,079,779

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or

21

Tax-Managed Small-Cap Value Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$81,631,091	*	$—	$—	$81,631,091
Short-Term Investments	—		3,645,587	—	3,645,587

Total Investments	$81,631,091		$3,645,587	$—	$85,276,678

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

7  Proposed Change in Investment Objective

In April 2015, the Trustees of the Portfolio approved a change in the Portfolio’s investment objective, which is subject to approval by the Portfolio’s interestholders. If approved by the Portfolio’s interestholders, the Portfolio’s investment objective will be changed to long-term after-tax returns and the Portfolio will no longer employ a value investment strategy. If the proposal is approved, the Portfolio will also implement changes with respect to its name and certain investment policies as described in the proxy statement dated May 26, 2015 for Eaton Vance Tax-Managed Small-Cap Value Fund and the May 5, 2015 supplement to the Eaton Vance Tax-Managed Small-Cap Value Fund’s prospectus.

22

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

23

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Small-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

24

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

25

Eaton Vance

Tax-Managed Small-Cap Value Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Small-Cap Value Portfolio

Thomas E. Faust Jr.

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Small-Cap Value Fund and Tax-Managed Small-Cap Value Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Small-Cap Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Small-Cap Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7721 4.30.15

Eaton Vance

Tax-Managed Value Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

Tax-Managed Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Managed Value Fund

April 30, 2015

Performance1,2

Portfolio Managers Edward J. Perkin, CFA and John D. Crowley

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/27/1999	12/27/1999	2.07%	8.27%	10.79%	7.13%
Class A with 5.75% Maximum Sales Charge	—	—	–3.79	2.03	9.48	6.49
Class C at NAV	01/24/2000	01/24/2000	1.69	7.41	9.96	6.33
Class C with 1% Maximum Sales Charge	—	—	0.75	6.42	9.96	6.33
Class I at NAV	11/30/2007	12/27/1999	2.18	8.49	11.06	7.32
Russell 1000 Value Index	—	—	2.89%	9.31%	13.38%	7.50%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		12/27/1999	12/27/1999	0.00%*	8.67%	6.01%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	2.76	7.49	5.24
Class C After Taxes on Distributions		01/24/2000	01/24/2000	4.38	9.26	5.97
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	5.27	7.88	5.10
Class I After Taxes on Distributions		11/30/2007	12/27/1999	6.27	10.18	6.80
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	6.58	8.79	5.94

* Amount is less than 0.005%.

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.21%	1.96%	0.96%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

General Electric Co.	4.0%

JPMorgan Chase & Co.	3.2

Occidental Petroleum Corp.	3.1

Merck & Co., Inc.	3.1

Wells Fargo & Co.	2.9

Citigroup, Inc.	2.7

Kroger Co. (The)	2.5

Eli Lilly & Co.	2.4

Sempra Energy	2.4

Exxon Mobil Corp.	2.4

Total	28.7%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Value Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Value Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,020.70	$6.01	1.20%
Class C	$1,000.00	$1,016.90	$9.75	1.95%
Class I	$1,000.00	$1,021.80	$4.76	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.01	1.20%
Class C	$1,000.00	$1,015.10	$9.74	1.95%
Class I	$1,000.00	$1,020.10	$4.76	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Value Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investment in Tax-Managed Value Portfolio, at value (identified cost, $368,481,436)	$618,364,727
Receivable for Fund shares sold	115,120
Total assets	$618,479,847

Liabilities
Payable for Fund shares redeemed	$1,259,708
Payable to affiliates:
Administration fee	77,030
Distribution and service fees	205,973
Trustees’ fees	43
Accrued expenses	99,573
Total liabilities	$1,642,327
Net Assets	$616,837,520

Sources of Net Assets
Paid-in capital	$287,444,603
Accumulated net realized gain from Portfolio	77,114,637
Accumulated undistributed net investment income	2,394,989
Net unrealized appreciation from Portfolio	249,883,291
Total	$616,837,520

Class A Shares
Net Assets	$361,683,765
Shares Outstanding	15,488,939
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.35
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$24.77

Class C Shares
Net Assets	$157,510,549
Shares Outstanding	7,002,320
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$22.49

Class I Shares
Net Assets	$97,643,206
Shares Outstanding	4,197,005
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.26

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends allocated from Portfolio (net of foreign taxes, $151,406)	$7,720,388
Interest allocated from Portfolio	10,397
Securities lending income allocated from Portfolio, net	5,601
Expenses allocated from Portfolio	(2,134,007)
Total investment income from Portfolio	$5,602,379

Expenses
Administration fee	$467,553
Distribution and service fees
Class A	456,449
Class C	790,964
Trustees’ fees and expenses	251
Custodian fee	20,773
Transfer and dividend disbursing agent fees	176,434
Legal and accounting services	16,972
Printing and postage	25,793
Registration fees	38,894
Reflow liquidity program fees	67,420
Miscellaneous	7,512
Total expenses	$2,069,015

Net investment income	$3,533,364

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$78,229,332 (1)
Foreign currency transactions	(21,270)
Net realized gain	$78,208,062
Change in unrealized appreciation (depreciation) —
Investments	$(68,535,143)
Foreign currency	27,387
Net change in unrealized appreciation (depreciation)	$(68,507,756)

Net realized and unrealized gain	$9,700,306

Net increase in net assets from operations	$13,233,670

(1)	Includes $16,489,959 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$3,533,364	$7,302,189
Net realized gain from investment and foreign currency transactions	78,208,062 (1)	100,013,548 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(68,507,756)	(10,616,231)
Net increase in net assets from operations	$13,233,670	$96,699,506
Distributions to shareholders —
From net investment income
Class A	$(3,957,726)	$(2,218,399)
Class C	(633,361)	—
Class I	(1,334,660)	(1,239,313)
From net realized gain
Class A	(26,930,289)	(14,903,727)
Class C	(12,059,033)	(5,943,970)
Class I	(7,339,423)	(5,860,172)
Total distributions to shareholders	$(52,254,492)	$(30,165,581)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,754,530	$16,212,302
Class C	5,424,891	5,560,456
Class I	39,772,627	118,318,293
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	27,738,182	15,504,602
Class C	10,469,198	4,887,244
Class I	6,823,712	6,036,717
Cost of shares redeemed
Class A	(23,311,766)	(74,941,526)
Class C	(7,975,211)	(14,834,937)
Class I	(43,870,673)	(179,167,595)
Net increase (decrease) in net assets from Fund share transactions	$23,825,490	$(102,424,444)

Net decrease in net assets	$(15,195,332)	$(35,890,519)

Net Assets
At beginning of period	$632,032,852	$667,923,371
At end of period	$616,837,520	$632,032,852

Accumulated undistributed net investment income included in net assets
At end of period	$2,394,989	$4,787,372

(1)	Includes $16,489,959 of net realized gains from redemptions in-kind.

(2)	Includes $45,742,824 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2015

Financial Highlights

	Class A
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$24.960		$22.470	$18.460	$16.280	$15.910	$14.760

Income (Loss) From Operations
Net investment income(1)	$0.151		$0.306	$0.258	$0.246	$0.193	$0.137
Net realized and unrealized gain	0.327		3.217	4.120	2.179	0.306	1.190

Total income from operations	$0.478		$3.523	$4.378	$2.425	$0.499	$1.327

Less Distributions
From net investment income	$(0.268)		$(0.134)	$(0.368)	$(0.245)	$(0.129)	$(0.177)
From net realized gain	(1.820)		(0.899)	—	—	—	—

Total distributions	$(2.088)		$(1.033)	$(0.368)	$(0.245)	$(0.129)	$(0.177)

Net asset value — End of period	$23.350		$24.960	$22.470	$18.460	$16.280	$15.910

Total Return(2)	2.07	%(3)	16.33%	24.19%	15.14%	3.11%	9.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$361,684		$371,714	$374,746	$394,414	$702,929	$785,050
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.20	%(6)	1.21%	1.24%	1.20%	1.17%	1.16%
Net investment income	1.29	%(6)	1.29%	1.28%	1.43%	1.16%	0.88%
Portfolio Turnover of the Portfolio	32	%(3)	19%	10%	38%	40%	35%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$24.030		$21.680	$17.830	$15.720	$15.370	$14.260

Income (Loss) From Operations
Net investment income(1)	$0.061		$0.123	$0.100	$0.109	$0.067	$0.020
Net realized and unrealized gain	0.315		3.108	4.002	2.112	0.284	1.158

Total income from operations	$0.376		$3.231	$4.102	$2.221	$0.351	$1.178

Less Distributions
From net investment income	$(0.096)		$—	$(0.252)	$(0.111)	$(0.001)	$(0.068)
From net realized gain	(1.820)		(0.881)	—	—	—	—

Total distributions	$(1.916)		$(0.881)	$(0.252)	$(0.111)	$(0.001)	$(0.068)

Net asset value — End of period	$22.490		$24.030	$21.680	$17.830	$15.720	$15.370

Total Return(2)	1.69	%(3)	15.44%	23.33%	14.23%	2.28%	8.27%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$157,511		$159,572	$147,863	$133,614	$139,686	$171,693
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.95	%(6)	1.96%	1.99%	1.95%	1.92%	1.91%
Net investment income	0.54	%(6)	0.54%	0.51%	0.65%	0.41%	0.13%
Portfolio Turnover of the Portfolio	32	%(3)	19%	10%	38%	40%	35%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$24.920		$22.440	$18.450	$16.280	$15.910	$14.750

Income (Loss) From Operations
Net investment income(1)	$0.178		$0.353	$0.312	$0.295	$0.234	$0.173
Net realized and unrealized gain	0.313		3.216	4.113	2.167	0.305	1.198

Total income from operations	$0.491		$3.569	$4.425	$2.462	$0.539	$1.371

Less Distributions
From net investment income	$(0.331)		$(0.190)	$(0.435)	$(0.292)	$(0.169)	$(0.211)
From net realized gain	(1.820)		(0.899)	—	—	—	—

Total distributions	$(2.151)		$(1.089)	$(0.435)	$(0.292)	$(0.169)	$(0.211)

Net asset value — End of period	$23.260		$24.920	$22.440	$18.450	$16.280	$15.910

Total Return(2)	2.18	%(3)	16.60%	24.55%	15.41%	3.36%	9.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$97,643		$100,746	$145,314	$213,919	$490,893	$840,923
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.95	%(6)	0.96%	0.99%	0.96%	0.92%	0.91%
Net investment income	1.52	%(6)	1.50%	1.55%	1.73%	1.39%	1.11%
Portfolio Turnover of the Portfolio	32	%(3)	19%	10%	38%	40%	35%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (83.2% at April 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Tax-Managed Value Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2015, the administration fee amounted to $467,553. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $16,837 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $13,391 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2015 amounted to $456,449 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund paid or accrued to EVD $593,223 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2015 amounted to $197,741 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $8,875,392 and $38,666,594, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $31,735,108.

12

Eaton Vance

Tax-Managed Value Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	374,197	696,044
Issued to shareholders electing to receive payments of distributions in Fund shares	1,210,217	709,268
Redemptions	(990,507)	(3,185,143)

Net increase (decrease)	593,907	(1,779,831)

Class C	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	240,554	247,495
Issued to shareholders electing to receive payments of distributions in Fund shares	472,650	230,639
Redemptions	(352,079)	(656,389)

Net increase (decrease)	361,125	(178,255)

Class I	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Sales	1,724,356	5,120,255
Issued to shareholders electing to receive payments of distributions in Fund shares	298,892	277,168
Redemptions	(1,868,857)	(7,829,168)

Net increase (decrease)	154,391	(2,431,745)

13

Tax-Managed Value Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value

Aerospace & Defense — 3.8%
Boeing Co. (The)	50,170	$7,191,368
Honeywell International, Inc.	85,000	8,578,200
United Technologies Corp.	113,000	12,853,750

		$28,623,318

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	138,303	$8,905,330

		$8,905,330

Banks — 13.3%
Citigroup, Inc.	376,305	$20,064,583
JPMorgan Chase & Co.	375,000	23,722,500
KeyCorp	700,000	10,115,000
PNC Financial Services Group, Inc. (The)	168,900	15,493,197
U.S. Bancorp	190,000	8,145,300
Wells Fargo & Co.	386,390	21,290,089

		$98,830,669

Biotechnology — 0.5%
Gilead Sciences, Inc.(1)	34,260	$3,443,473

		$3,443,473

Capital Markets — 4.7%
Ameriprise Financial, Inc.	80,000	$10,022,400
Credit Suisse Group AG ADR(2)	486,118	12,527,261
Goldman Sachs Group, Inc. (The)	62,126	12,202,789

		$34,752,450

Chemicals — 1.5%
Monsanto Co.	101,073	$11,518,279

		$11,518,279

Communications Equipment — 0.8%
QUALCOMM, Inc.	85,000	$5,780,000

		$5,780,000

Consumer Finance — 0.6%
American Express Co.	60,087	$4,653,738

		$4,653,738

Security	Shares	Value

Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	279,450	$14,095,458

		$14,095,458

Electric Utilities — 2.2%
NextEra Energy, Inc.	165,000	$16,653,450

		$16,653,450

Electrical Equipment — 0.8%
Hubbell, Inc., Class B	54,593	$5,941,356

		$5,941,356

Food & Staples Retailing — 4.5%
CVS Health Corp.	146,297	$14,525,829
Kroger Co. (The)	271,049	18,677,987

		$33,203,816

Food Products — 2.9%
General Mills, Inc.	182,382	$10,093,020
Nestle SA	145,000	11,249,711

		$21,342,731

Health Care Equipment & Supplies — 2.3%
Medtronic PLC	109,261	$8,134,481
Stryker Corp.	98,050	9,044,132

		$17,178,613

Health Care Providers & Services — 1.4%
UnitedHealth Group, Inc.	91,061	$10,144,195

		$10,144,195

Industrial Conglomerates — 4.0%
General Electric Co.	1,103,283	$29,876,904

		$29,876,904

Insurance — 5.2%
ACE, Ltd.	65,728	$7,032,239
Prudential Financial, Inc.	118,880	9,700,608
Prudential PLC ADR(2)	150,612	7,517,045
Travelers Companies, Inc. (The)	65,000	6,572,150
XL Group PLC	220,000	8,157,600

		$38,979,642

14	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet Software & Services — 1.5%
Google, Inc., Class A(1)	10,000	$5,487,700
Google, Inc., Class C(1)	10,027	5,388,150

		$10,875,850

Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	105,000	$13,196,400

		$13,196,400

Media — 3.0%
CBS Corp., Class B	175,726	$10,917,856
Walt Disney Co. (The)	108,466	11,792,424

		$22,710,280

Metals & Mining — 0.7%
Nucor Corp.	104,833	$5,122,140

		$5,122,140

Multi-Utilities — 4.2%
PG&E Corp.	266,289	$14,092,014
Sempra Energy	165,000	17,518,050

		$31,610,064

Oil, Gas & Consumable Fuels — 12.5%
Chevron Corp.	150,000	$16,659,000
ConocoPhillips	204,890	13,916,129
EOG Resources, Inc.	96,600	9,558,570
Exxon Mobil Corp.	200,000	17,474,000
Occidental Petroleum Corp.	288,847	23,136,645
Phillips 66	155,000	12,293,050

		$93,037,394

Paper & Forest Products — 1.7%
International Paper Co.	235,220	$12,636,018

		$12,636,018

Pharmaceuticals — 8.2%
Eli Lilly & Co.	244,432	$17,567,328
Merck & Co., Inc.	385,000	22,930,600
Roche Holding AG PC	30,000	8,584,653
Teva Pharmaceutical Industries, Ltd. ADR	193,416	11,686,194

		$60,768,775

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 4.0%
AvalonBay Communities, Inc.	70,000	$11,503,800
Boston Properties, Inc.	60,000	7,938,600
Simon Property Group, Inc.	55,000	9,981,950

		$29,424,350

Road & Rail — 0.8%
Union Pacific Corp.	55,575	$5,903,732

		$5,903,732

Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	275,000	$8,951,250

		$8,951,250

Software — 2.4%
Microsoft Corp.	150,000	$7,296,000
Oracle Corp.	235,801	10,285,640

		$17,581,640

Specialty Retail — 1.3%
Home Depot, Inc. (The)	89,699	$9,595,999

		$9,595,999

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	74,306	$9,299,396

		$9,299,396

Tobacco — 2.4%
Altria Group, Inc.	176,423	$8,829,971
Reynolds American, Inc.	120,284	8,816,817

		$17,646,788

Total Common Stocks (identified cost $448,244,083)		$732,283,498

15	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.1%

Description	Principal Amount (000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.06%(3)(4)	$20,389	$20,389,274
Eaton Vance Cash Reserves Fund, LLC, 0.17%(3)	9,885	9,884,758

Total Short-Term Investments (identified cost $30,274,032)		$30,274,032

Total Investments — 102.6% (identified cost $478,518,115)		$762,557,530

Other Assets, Less Liabilities — (2.6)%		$(19,303,030)

Net Assets — 100.0%		$743,254,500

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at April 30, 2015.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at April 30, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

16	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value including $19,663,081 of securities on loan (identified cost, $448,244,083)	$732,283,498
Affiliated investments, at value (identified cost, $30,274,032)	30,274,032
Dividends receivable	673,032
Interest receivable from affiliated investment	1,940
Securities lending income receivable	5,277
Tax reclaims receivable	856,990
Total assets	$764,094,769

Liabilities
Collateral for securities loaned	$20,389,274
Payable to affiliates:
Investment adviser fee	396,268
Trustees’ fees	3,137
Accrued expenses	51,590
Total liabilities	$20,840,269
Net Assets applicable to investors’ interest in Portfolio	$743,254,500

Sources of Net Assets
Investors’ capital	$459,170,872
Net unrealized appreciation	284,083,628
Total	$743,254,500

17	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends (net of foreign taxes, $181,784)	$9,243,796
Securities lending income, net	6,725
Interest allocated from affiliated investment	12,451
Expenses allocated from affiliated investment	(1,404)
Total investment income	$9,261,568

Expenses
Investment adviser fee	$2,400,546
Trustees’ fees and expenses	18,717
Custodian fee	91,500
Legal and accounting services	29,492
Miscellaneous	13,399
Total expenses	$2,553,654
Deduct —
Reduction of custodian fee	$5
Total expense reductions	$5

Net expenses	$2,553,649

Net investment income	$6,707,919

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$88,354,931 (1)
Investment transactions allocated from affiliated investment	32
Foreign currency transactions	(25,512)
Net realized gain	$88,329,451
Change in unrealized appreciation (depreciation) —
Investments	$(76,857,734)
Foreign currency	32,935
Net change in unrealized appreciation (depreciation)	$(76,824,799)

Net realized and unrealized gain	$11,504,652

Net increase in net assets from operations	$18,212,571

(1)	Includes $18,830,062 of net realized gains from redemptions in-kind.

18	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$6,707,919	$13,704,944
Net realized gain from investment and foreign currency transactions	88,329,451 (1)	111,261,939 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(76,824,799)	(5,316,464)
Net increase in net assets from operations	$18,212,571	$119,650,419
Capital transactions —
Contributions	$8,875,392	$11,850,046
Withdrawals	(38,666,594)	(159,500,011)
Net decrease in net assets from capital transactions	$(29,791,202)	$(147,649,965)

Net decrease in net assets	$(11,578,631)	$(27,999,546)

Net Assets
At beginning of period	$754,833,131	$782,832,677
At end of period	$743,254,500	$754,833,131

(1)	Includes $18,830,062 of net realized gains from redemptions in-kind.

(2)	Includes $51,212,362 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.68	%(2)	0.68%	0.69%	0.67%	0.65%	0.65%
Net investment income	1.79	%(2)	1.81%	1.82%	1.96%	1.67%	1.38%
Portfolio Turnover	32	%(3)	19%	10%	38%	40%	35%

Total Return	2.33	%(3)	16.92%	24.87%	15.74%	3.64%	9.55%

Net assets, end of period (000’s omitted)	$743,255		$754,833	$782,833	$854,995	$1,447,845	$1,945,959

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 83.2% and 16.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

21

Tax-Managed Value Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% on net assets of $500 million but less than $1 billion, 0.60% on net assets of $1 billion but less than $2 billion, 0.575% on net assets of $2 billion but less than $5 billion and 0.555% on net assets of $5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $2,400,546 or 0.64% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $231,967,963 and $260,781,203, respectively, for the six months ended April 30, 2015. Included in sales is $31,735,108 representing the value of securities delivered in payment of redemptions in-kind.

22

Tax-Managed Value Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$482,021,889

Gross unrealized appreciation	$283,187,430
Gross unrealized depreciation	(2,651,789)

Net unrealized appreciation	$280,535,641

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended April 30, 2015 amounted to $1,106.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At April 30, 2015, the value of securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $19,663,081 and $20,389,274, respectively. The carrying amount of the liability for collateral for securities loaned at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 7) at April 30, 2015.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Tax-Managed Value Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$32,306,279	$—		$—	$32,306,279
Consumer Staples	60,943,624	11,249,711		—	72,193,335
Energy	93,037,394	—		—	93,037,394
Financials	206,640,849	—		—	206,640,849
Health Care	96,146,803	8,584,653		—	104,731,456
Industrials	79,250,640	—		—	79,250,640
Information Technology	52,488,136	—		—	52,488,136
Materials	29,276,437	—		—	29,276,437
Telecommunication Services	14,095,458	—		—	14,095,458
Utilities	48,263,514	—		—	48,263,514

Total Common Stocks	$712,449,134	$19,834,364	*	$—	$732,283,498

Short-Term Investments	$—	$30,274,032		$—	$30,274,032

Total Investments	$712,449,134	$50,108,396		$—	$762,557,530

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Tax-Managed Value Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Tax-Managed Value Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

26

Eaton Vance

Tax-Managed Value Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

27

Eaton Vance

Tax-Managed Value Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Tax-Managed Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Value Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Value Fund and Tax-Managed Value Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Tax-Managed Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7715    4.30.15

Eaton Vance

U.S. Government Money

Market Fund

Semiannual Report

April 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2015

Eaton Vance

U.S. Government Money Market Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	15

Officers and Trustees	18

Important Notices	19

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Performance1

Portfolio Managers Thomas H. Luster, CFA and Maria Cappellano

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/27/1975	01/27/1975	0.00%	0.00%	0.00%	1.34%
Class B at NAV	12/07/2009	01/27/1975	0.00	0.00	0.00	1.34
Class B with 5% Maximum Sales Charge	—	—	–5.00	–5.00	–0.40	1.34
Class C at NAV	12/07/2009	01/27/1975	0.00	0.00	0.00	1.34
Class C with 1% Maximum Sales Charge	—	—	–1.00	–1.00	0.00	1.34

7-Day SEC Yield[2]				Class A	Class B	Class C
				0.00%	0.00%	0.00%

% Total Annual Operating Expense Ratios[3]				Class A	Class B	Class C
				0.72%	1.62%	1.62%

Fund Profile

Asset Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Endnotes and Additional Disclosures

[1]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class B and Class C is linked to Class A.

[2]

7-Day SEC Yield is annualized net investment income per share for the seven days ended on the date shown. Yields are historical, will fluctuate and can more closely reflect the current earnings of a fund than the total return quotation. Absent waiver of fees and reimbursement of expenses by affiliates, the returns would be lower. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.

[3]	Source: Fund prospectus.

Fund profile subject to change due to active management.

3

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 – April 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/14)	Ending Account Value (4/30/15)	Expenses Paid During Period* (11/1/14 – 4/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,000.00	$0.45	**	0.09%
Class B	$1,000.00	$1,000.00	$0.45	**	0.09%
Class C	$1,000.00	$1,000.00	$0.45	**	0.09%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,024.30	$0.45	**	0.09%
Class B	$1,000.00	$1,024.30	$0.45	**	0.09%
Class C	$1,000.00	$1,024.30	$0.45	**	0.09%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2014.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Portfolio of Investments (Unaudited)

U.S. Government Agency Obligations — 96.4%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Bank:
0.125%, 6/16/15	$2,500	$2,499,899
0.375%, 8/28/15	1,500	1,500,945
Discount Note, 0.07%, 5/1/15	3,690	3,690,000
Discount Note, 0.089%, 5/1/15	3,500	3,500,000
Discount Note, 0.12%, 5/1/15	537	537,000
Discount Note, 0.07%, 5/4/15	1,500	1,499,991
Discount Note, 0.08%, 5/6/15	1,800	1,799,980
Discount Note, 0.115%, 5/6/15	267	266,996
Discount Note, 0.16%, 5/6/15	700	699,984
Discount Note, 0.06%, 5/7/15	1,100	1,099,989
Discount Note, 0.07%, 5/8/15	3,249	3,248,956
Discount Note, 0.06%, 5/12/15	2,059	2,058,962
Discount Note, 0.08%, 5/15/15	1,836	1,835,943
Discount Note, 0.09%, 5/18/15	2,749	2,748,883
Discount Note, 0.13%, 5/19/15	1,100	1,099,929
Discount Note, 0.065%, 5/20/15	2,500	2,499,914
Discount Note, 0.06%, 5/21/15	2,400	2,399,920
Discount Note, 0.135%, 5/22/15	500	499,961
Discount Note, 0.115%, 5/27/15	800	799,934
Discount Note, 0.09%, 5/29/15	1,500	1,499,895
Discount Note, 0.08%, 6/3/15	600	599,956
Discount Note, 0.071%, 6/5/15	3,000	2,999,796
Discount Note, 0.075%, 7/6/15	3,500	3,499,519
Discount Note, 0.08%, 7/6/15	2,000	1,999,707
Discount Note, 0.145%, 7/8/15	3,000	2,999,178
Discount Note, 0.15%, 7/10/15	3,000	2,999,125
Discount Note, 0.085%, 7/29/15	1,900	1,899,601
Discount Note, 0.14%, 8/5/15	300	299,888
Discount Note, 0.14%, 8/18/15	500	499,788
Discount Note, 0.20%, 8/18/15	500	499,697
Discount Note, 0.175%, 8/21/15	600	599,673
Discount Note, 0.20%, 11/16/15	1,150	1,148,729

		$55,831,738

Federal Home Loan Mortgage Corp.:
Discount Note, 0.055%, 5/11/15	$5,747	$5,746,912
Discount Note, 0.055%, 5/14/15	2,457	2,456,951
Discount Note, 0.10%, 7/7/15	1,000	999,814
Discount Note, 0.13%, 7/21/15	405	404,881
Discount Note, 0.16%, 8/5/15	3,500	3,498,507
Discount Note, 0.18%, 8/18/15	300	299,855
Discount Note, 0.145%, 10/2/15	1,677	1,675,960
Discount Note, 0.25%, 10/26/15	630	629,221
Discount Note, 0.17%, 11/23/15	2,500	2,497,568

		$18,209,669

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association:
Discount Note, 0.055%, 5/4/15	$2,000	$1,999,991
Discount Note, 0.055%, 5/13/15	1,788	1,787,967
Discount Note, 0.101%, 7/1/15	400	399,932
Discount Note, 0.11%, 8/14/15	905	904,710
Discount Note, 0.135%, 9/1/15	1,490	1,489,313
Discount Note, 0.14%, 10/1/15	1,500	1,499,107

		$8,081,020

Total U.S. Government Agency Obligations (amortized cost $82,122,427)		$82,122,427

U.S. Treasury Obligations — 3.8%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Note, 0.375%, 8/31/15	$2,000	$2,001,920
U.S. Treasury Note, 0.25%, 10/15/15	1,250	1,250,959

Total U.S. Treasury Obligations (amortized cost $3,252,879)		$3,252,879

Total Investments — 100.2% (amortized cost $85,375,306)(1)		$85,375,306

Other Assets, Less Liabilities — (0.2)%		$(187,509)

Net Assets — 100.0%		$85,187,797

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Cost for federal income taxes is the same.

5	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Investments, at amortized cost	$85,375,306
Cash	863
Interest receivable	3,531
Receivable for Fund shares sold	127,909
Receivable from affiliate	23,224
Total assets	$85,530,833

Liabilities
Payable for Fund shares redeemed	$302,940
Payable to affiliates:
Trustees’ fees	494
Accrued expenses	39,602
Total liabilities	$343,036
Net Assets	$85,187,797

Sources of Net Assets
Paid-in capital	$85,378,498
Accumulated net realized loss	(190,701)
Total	$85,187,797

Class A Shares
Net Assets	$66,197,634
Shares Outstanding*	66,234,477
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$1.00

Class B Shares
Net Assets	$4,209,818
Shares Outstanding*	4,207,721
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$1.00

Class C Shares
Net Assets	$14,780,345
Shares Outstanding*	14,778,333
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$1.00

*	Shares of beneficial interest have no par value and unlimited authorization.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest	$45,841
Total investment income	$45,841

Expenses
Investment adviser fee	$249,216
Distribution and service fees
Class B	22,860
Class C	79,578
Trustees’ fees and expenses	2,985
Custodian fee	23,118
Transfer and dividend disbursing agent fees	51,299
Legal and accounting services	13,944
Printing and postage	9,918
Registration fees	34,011
Miscellaneous	7,237
Total expenses	$494,166
Deduct —
Waiver of fees and reimbursement of expenses by affiliates	$448,290
Reduction of custodian fee	35
Total expense reductions	$448,325

Net expenses	$45,841

Net investment income	$—

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$208

Net realized gain	$208

Net increase in net assets from operations	$208

7	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$—	$—
Net realized gain from investment transactions	208	1,167
Net increase in net assets from operations	$208	$1,167
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per share —
Proceeds from sale of shares
Class A	$39,465,782	$70,524,315
Class B	148,811	1,173,717
Class C	8,986,909	16,037,941
Cost of shares redeemed
Class A	(55,274,341)	(100,808,199)
Class B	(980,434)	(3,206,069)
Class C	(12,554,521)	(25,472,130)
Net asset value of shares exchanged
Class A	1,286,785	1,619,598
Class B	(1,286,785)	(1,619,598)
Net decrease in net assets from Fund share transactions	$(20,207,794)	$(41,750,425)
Capital contribution from administrator (see Note 3)	$190,909	$—

Net decrease in net assets	$(20,016,677)	$(41,749,258)

Net Assets
At beginning of period	$105,204,474	$146,953,732
At end of period	$85,187,797	$105,204,474

8	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Financial Highlights

	Class A(1)
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011		2010
Net asset value — Beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Income (Loss) From Operations
Net investment income(2)	$—		$—	$—	$—	$0.000	(3)	$0.000	(3)

Less Distributions
From net investment income	$—		$—	$—	$—	$(0.000	)(3)	$(0.000	)(3)

Total distributions	$—		$—	$—	$—	$(0.000)		$(0.000)

Net asset value — End of period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Total Return(4)	0.00	%(5)	0.00%	0.00%	0.00%	0.00	%(6)(7)	0.00	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,198		$80,528	$109,192	$80,657	$234,966		$117,409
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	0.09	%(11)	0.09%	0.10%	0.10%	0.13%		0.20	%(10)
Net investment income	—		—	—	—	0.00	%(6)	0.00	%(6)

(1)	Effective December 7, 2009, the Fund commenced offering multiple classes of shares. Shares outstanding prior to that date were designated as Class A shares.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

During the six months ended April 30, 2015, the administrator voluntarily made a capital contribution to the Fund. The capital contribution was less than $0.005 per share and had no effect on total return.

(6)	Amount is less than 0.005%.

(7)

During the year ended October 31, 2011, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the year ended October 31, 2011.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses and/or the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio (equal to 0.70%, 0.63%, 0.65%, 0.63%, 0.55% and 0.50% of average daily net assets for the six months ended April 30, 2015 and years ended October 31, 2014, 2013, 2012, 2011 and 2010, respectively). Absent this waiver and reimbursement, total return would have been lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period when the Fund was making investments directly in the Portfolio.

(11)	Annualized.

References to the Portfolio herein are to Cash Management Portfolio, a New York trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to February 27, 2010.

9	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,					Period Ended October 31, 2010(1)
			2014	2013	2012	2011
Net asset value — Beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Income (Loss) From Operations
Net investment income(2)	$—		$—	$—	$—	$0.000	(3)	$0.000	(3)

Less Distributions
From net investment income	$—		$—	$—	$—	$(0.000	)(3)	$(0.000	)(3)

Total distributions	$—		$—	$—	$—	$(0.000)		$(0.000)

Net asset value — End of period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Total Return(4)	0.00%		0.00%	0.00%	0.00%	0.00	%(5)(6)	0.00	%(5)(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,210		$6,328	$9,980	$13,824	$23,791		$35,280
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	0.09	%(10)	0.09%	0.10%	0.10%	0.13%		0.20	%(10)(11)
Net investment income	—		—	—	—	0.00	%(5)	0.00	%(5)(10)

(1)	For the period from commencement of operations, December 7, 2009, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Amount is less than 0.005%.

(6)

During the year ended October 31, 2011, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the year ended October 31, 2011.

(7)	Not annualized.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses, the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio, and/or the distributor waived its distribution and service fees (equal to 1.60%, 1.53%, 1.55%, 1.53%, 1.45% and 1.40% of average daily net assets for the six months ended April 30, 2015, the years ended October 31, 2014, 2013, 2012 and 2011 and the period ended October 31, 2010, respectively). Absent this waiver and reimbursement, total return would have been lower.

(10)	Annualized.

(11)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period when the Fund was making investments directly in the Portfolio.

References to the Portfolio herein are to Cash Management Portfolio, a New York trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to February 27, 2010.

10	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,					Period Ended October 31, 2010(1)
			2014	2013	2012	2011
Net asset value — Beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Income (Loss) From Operations
Net investment income(2)	$—		$—	$—	$—	$0.000	(3)	$0.000	(3)

Less Distributions
From net investment income	$—		$—	$—	$—	$(0.000	)(3)	$(0.000	)(3)

Total distributions	$—		$—	$—	$—	$(0.000)		$(0.000)

Net asset value — End of period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Total Return(4)	0.00%		0.00%	0.00%	0.00%	0.00	%(5)(6)	0.00	%(6)(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,780		$18,348	$27,782	$15,828	$30,206		$10,330
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	0.09	%(10)	0.09%	0.10%	0.10%	0.13%		0.20	%(10)(11)
Net investment income	—		—	—	—	0.00	%(6)	0.00	%(6)(10)

(1)	For the period from commencement of operations, December 7, 2009, to October 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)

During the year ended October 31, 2011, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the year ended October 31, 2011.

(6)	Amount is less than 0.005%.

(7)	Not annualized.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)

The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses, the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio, and/or the distributor waived its distribution and service fees (equal to 1.60%, 1.53%, 1.55%, 1.53%, 1.45% and 1.40% of average daily net assets for the six months ended April 30, 2015, the years ended October 31, 2014, 2013, 2012 and 2011 and the period ended October 31, 2010, respectively). Absent this waiver and reimbursement, total return would have been lower.

(10)	Annualized.

(11)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period when the Fund was making investments directly in the Portfolio.

References to the Portfolio herein are to Cash Management Portfolio, a New York trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to February 27, 2010.

11	See Notes to Financial Statements.

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance U.S. Government Money Market Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Fund offers three classes of shares. Class A, Class B and Class C shares are only offered in exchange for Class A, Class B and Class C shares, respectively, of other Eaton Vance funds. Class A shares are offered at net asset value with no front-end sales charge. Class B and Class C shares are offered at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The Fund generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, the Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

At October 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $190,909, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on October 31, 2016 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion and at reduced rates on net assets of $1 billion or more, and is payable monthly. For the six months ended April 30, 2015, the Fund’s investment adviser fee amounted to $249,216 or 0.50% (annualized) of the Fund’s average daily net assets. BMR has voluntarily undertaken to waive fees and reimburse expenses of the Fund to the extent necessary to maintain a yield of not less than zero. For the six months ended April 30, 2015, BMR waived investment adviser fees and reimbursed expenses of the Fund of $345,852. The Fund’s distributor also waived its fees (see Note 4). Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation.

During the six months ended April 30, 2015, EVM voluntarily made a capital contribution of $190,909 to Class A of the Fund, which for tax purposes is treated as a realized gain.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2015, EVM earned $8,799 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, also receives distribution and service fees from Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2015, the Fund accrued to EVD $19,050 and $66,315 for Class B and Class C shares, respectively, all of which were voluntarily waived by EVD.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets for Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees accrued for the six months ended April 30, 2015 amounted to $3,810 and $13,263 for Class B and Class C shares, respectively, all of which were voluntarily waived by EVD.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, may be further limited to a 5% maximum sales charge as determined in accordance with such rule depending on the fund from which the shares were exchanged.

13

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

Class B and Class C shares are subject to a contingent deferred sales charge (CDSC) at the original CDSC rate that such shares were subject to prior to their exchange into the Fund. A CDSC generally is imposed on redemptions of Class B shares made within four to six years of purchase, depending on the fund from which shares were exchanged, at declining rates that begin at 3% and 5%, respectively. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2015, the Fund was informed that EVD received approximately $4,000 and $3,000 of CDSCs paid by Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, including maturities, aggregated $606,418,298 and $625,277,671, respectively, for the six months ended April 30, 2015.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at amortized cost, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

U.S. Government Agency Obligations	$—	$82,122,427	$—	$82,122,427
U.S. Treasury Obligations	—	3,252,879	—	3,252,879

Total Investments	$—	$85,375,306	$—	$85,375,306

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

14

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

15

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance U.S. Government Money Market Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser’s experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

16

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board noted that the Fund’s objective of providing a high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Board considered the relatively tight dispersion of performance among the comparable funds, particularly in light of the continued low interest rate environment, as well as the size and purpose of the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

17

Eaton Vance

U.S. Government Money Market Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance U.S. Government Money Market Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance U.S. Government Money Market Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

18

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

19

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7691    4.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 19, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 19, 2015